UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)	The Reports to Shareholders are attached hereto.

(b)	Not applicable.

WisdomTree Trust

Semi-Annual Report

September 30, 2022

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

WisdomTree U.S. ESG Fund (RESP)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

WisdomTree U.S. High Dividend Fund (DHS)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

WisdomTree U.S. LargeCap Fund (EPS)

WisdomTree U.S. MidCap Dividend Fund (DON)

WisdomTree U.S. MidCap Fund (EZM)

WisdomTree U.S. Multifactor Fund (USMF)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

WisdomTree U.S. SmallCap Dividend Fund (DES)

WisdomTree U.S. SmallCap Fund (EES)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

WisdomTree U.S. Total Dividend Fund (DTD)

WisdomTree U.S. Value Fund (WTV)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.8%
Health Care	19.2%
Industrials	15.3%
Information Technology	14.7%
Materials	8.9%
Consumer Staples	7.4%
Communication Services	5.5%
Consumer Discretionary	3.4%
Energy	3.2%
Real Estate	1.0%
Utilities	0.8%
Investment Company	0.2%
Other Assets less Liabilities‡	0.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Old Republic International Corp.	3.8%
Brown & Brown, Inc.	3.2%
Medtronic PLC	3.2%
Kinder Morgan, Inc.	2.9%
Comcast Corp., Class A	2.8%
Roper Technologies, Inc.	2.8%
Element Solutions, Inc.	2.7%
Agilent Technologies, Inc.	2.6%
Intercontinental Exchange, Inc.	2.6%
Genpact Ltd.	2.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation by investing primarily in equity securities selected from a universe of U.S. equities that exhibit value characteristics based on the selection results of a proprietary, quantitative artificial intelligence (“AI”) model developed by the Fund’s sub-adviser, Voya Investment Management Co., LLC. Prior to January 18, 2022, Fund performance reflects the investment objective of the Fund when it was the WisdomTree U.S. Dividend ex-Financials Fund and tracked the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index (the “Former Index”). In seeking to track the Former Index, the Fund invested in high-dividend-yielding companies in the U.S. excluding the financials sector.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$834.20	0.38%	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-16.58%	-11.01%	0.83%	2.64%	7.29%
Fund Market Price Returns[1]	-16.72%	-11.15%	0.80%	2.64%	7.28%
Russell 1000 Value Index	-17.14%	-11.36%	4.36%	5.29%	9.17%
*	Returns of less than one year are cumulative.

[1]

The Fund’s investment objective changed effective January 18, 2022. Prior to January 18, 2022, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend ex-Financials Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. ESG Fund (RESP)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	28.4%
Health Care	15.6%
Consumer Discretionary	12.1%
Financials	11.3%
Communication Services	8.5%
Industrials	8.4%
Consumer Staples	6.9%
Utilities	3.0%
Real Estate	3.0%
Materials	2.7%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	7.0%
Microsoft Corp.	5.6%
Alphabet, Inc., Class A	4.4%
Amazon.com, Inc.	2.7%
Tesla, Inc.	1.9%
Visa, Inc., Class A	1.4%
UnitedHealth Group, Inc.	1.2%
MasterCard, Inc., Class A	1.1%
Johnson & Johnson	1.1%
Verizon Communications, Inc.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. ESG Fund (the “Fund”) seeks capital appreciation. The Fund is actively managed using a model-based approach. The Fund seeks to achieve its investment objective by investing primarily in U.S. equity securities that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance(“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$801.40	0.28%	$1.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-19.86%	-16.84%	5.85%	7.03%	10.48%
Fund Market Price Returns[1]	-20.04%	-16.94%	5.79%	7.02%	10.48%
MSCI USA Extended ESG Focus Index[2]	-20.86%	-18.07%	8.37%	N/A	N/A
S&P 500® Index	-20.20%	-15.47%	8.16%	9.24%	11.70%
*	Returns of less than one year are cumulative.

[1]

The Fund’s name, investment objective and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was known as the WisdomTree U.S. Total Market Fund (EXT) and tracked the performance, before fees and expenses, of the WisdomTree U.S. Total Market Index.

[2]	The MSCI USA Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

Sector Breakdown†

Sector	% of Net Assets
Industrials	25.5%
Information Technology	20.6%
Health Care	14.8%
Materials	9.9%
Consumer Staples	9.5%
Consumer Discretionary	8.5%
Financials	7.8%
Communication Services	3.3%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
World Wrestling Entertainment, Inc., Class A	2.4%
FTI Consulting, Inc.	2.3%
Merck & Co., Inc.	2.3%
Insight Enterprises, Inc.	2.2%
Hershey Co.	2.2%
CACI International, Inc., Class A	2.2%
Vertex Pharmaceuticals, Inc.	2.1%
AutoZone, Inc.	2.1%
Builders FirstSource, Inc.	2.0%
Hostess Brands, Inc.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Growth & Momentum Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the O’Neil Growth Index (the “Index”), which is comprised of mid- and large capitalization companies that provide exposure to high growth and momentum U.S. listed stocks. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$807.00	0.55%	$2.49
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	0.55%	$2.79

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-19.30%	-28.11%	-23.15%
Fund Market Price Returns	-19.51%	-28.20%	-23.15%
O’Neil Growth Index	-19.05%	-27.69%	-22.70%
Russell 1000® Growth Index	-23.77%	-22.59%	-16.44%
MSCI USA Momentum Index	-20.50%	-23.57%	-16.83%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 24, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

Sector Breakdown†

Sector	% of Net Assets
Energy	20.4%
Health Care	19.9%
Consumer Staples	17.2%
Financials	13.9%
Utilities	12.3%
Communication Services	3.9%
Real Estate	3.9%
Industrials	2.8%
Information Technology	2.5%
Materials	1.9%
Consumer Discretionary	0.9%
Investment Company	0.1%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	8.0%
Chevron Corp.	5.5%
Pfizer, Inc.	4.8%
Coca-Cola Co.	4.8%
AbbVie, Inc.	4.7%
Philip Morris International, Inc.	4.6%
Altria Group, Inc.	3.9%
Merck & Co., Inc.	3.5%
Verizon Communications, Inc.	3.5%
Bristol-Myers Squibb Co.	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high dividend yielding companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$879.80	0.38%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-12.02%	1.99%	4.51%	5.44%	8.59%
Fund Market Price Returns	-12.16%	1.88%	4.51%	5.47%	8.59%
WisdomTree U.S. High Dividend Index	-11.88%	2.43%	4.93%	5.84%	8.99%
Russell 1000® Value Index	-17.14%	-11.36%	4.36%	5.29%	9.17%
Russell 1000® Index	-20.51%	-17.22%	7.95%	9.00%	11.60%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

Sector Breakdown†

Sector	% of Net Assets
Health Care	17.8%
Consumer Staples	15.5%
Information Technology	15.0%
Financials	12.8%
Energy	10.9%
Industrials	7.6%
Utilities	6.0%
Consumer Discretionary	5.1%
Real Estate	4.9%
Communication Services	2.4%
Materials	1.8%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	4.3%
Microsoft Corp.	4.0%
Apple, Inc.	3.7%
Johnson & Johnson	3.4%
Chevron Corp.	2.6%
JPMorgan Chase & Co.	2.3%
Pfizer, Inc.	2.3%
Coca-Cola Co.	2.2%
AbbVie, Inc.	2.2%
Philip Morris International, Inc.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$851.90	0.28%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-14.81%	-5.21%	6.36%	7.68%	10.17%
Fund Market Price Returns	-14.93%	-5.29%	6.35%	7.69%	10.17%
WisdomTree U.S. LargeCap Dividend Index	-14.73%	-4.87%	6.70%	8.00%	10.50%
S&P 500® Index	-20.20%	-15.47%	8.16%	9.24%	11.70%
Russell 1000® Value Index	-17.14%	-11.36%	4.36%	5.29%	9.17%
Russell 1000 Index	-20.51%	-17.22%	7.95%	9.00%	11.60%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	22.3%
Financials	15.9%
Health Care	15.6%
Communication Services	11.2%
Consumer Discretionary	9.5%
Consumer Staples	7.1%
Industrials	6.6%
Energy	4.9%
Utilities	2.8%
Materials	2.5%
Real Estate	1.4%
Investment Company	0.1%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.2%
Alphabet, Inc., Class A	4.5%
Microsoft Corp.	4.0%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.7%
JPMorgan Chase & Co.	2.1%
Exxon Mobil Corp.	1.6%
Bank of America Corp.	1.6%
Berkshire Hathaway, Inc., Class B	1.6%
Pfizer, Inc.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. LargeCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating large-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$803.20	0.08%	$0.36
Hypothetical (5% return before expenses)	$1,000.00	$1,024.67	0.08%	$0.41

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-19.68%	-15.07%	6.59%	7.73%	10.80%
Fund Market Price Returns	-19.85%	-15.18%	6.56%	7.74%	10.82%
WisdomTree U.S. LargeCap Index	-19.72%	-15.09%	6.67%	7.89%	11.04%
S&P 500® Index	-20.20%	-15.47%	8.16%	9.24%	11.70%
S&P 500® Value Index	-16.43%	-9.63%	5.11%	6.17%	9.63%
Russell 1000 Index	-20.51%	-17.22%	7.95%	9.00%	11.60%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.6%
Industrials	12.4%
Consumer Discretionary	11.2%
Utilities	10.7%
Energy	9.5%
Materials	9.1%
Real Estate	8.8%
Consumer Staples	5.5%
Health Care	3.2%
Communication Services	2.9%
Information Technology	2.8%
Investment Company	0.0%	*
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Cardinal Health, Inc.	1.6%
Evergy, Inc.	1.5%
Continental Resources, Inc.	1.4%
Conagra Brands, Inc.	1.3%
Coterra Energy, Inc.	1.2%
Omnicom Group, Inc.	1.1%
Fidelity National Financial, Inc.	1.1%
Campbell Soup Co.	1.1%
OGE Energy Corp.	1.0%
J.M. Smucker Co.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$862.70	0.38%	$1.77
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-13.73%	-6.75%	3.98%	5.12%	9.99%
Fund Market Price Returns	-13.93%	-6.93%	3.94%	5.10%	9.97%
WisdomTree U.S. MidCap Dividend Index	-13.64%	-6.41%	4.33%	5.47%	10.35%
S&P MidCap 400® Index	-17.50%	-15.25%	6.01%	5.82%	10.04%
Russell MidCap Value Index	-18.88%	-13.56%	4.50%	4.76%	9.44%
Russell Midcap Index	-19.71%	-19.39%	5.19%	6.48%	10.30%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.7%
Consumer Discretionary	16.8%
Industrials	14.9%
Information Technology	10.9%
Health Care	8.1%
Materials	7.7%
Energy	6.3%
Utilities	3.9%
Real Estate	3.8%
Consumer Staples	3.5%
Communication Services	2.8%
Investment Company	0.1%
Other Assets less Liabilities‡	-0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
NRG Energy, Inc.	1.0%
Ovintiv, Inc.	1.0%
Unum Group	0.9%
Dick’s Sporting Goods, Inc.	0.8%
First Horizon Corp.	0.8%
APA Corp.	0.8%
Reliance Steel & Aluminum Co.	0.8%
Chesapeake Energy Corp.	0.8%
Cleveland-Cliffs, Inc.	0.8%
Jefferies Financial Group, Inc.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. MidCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. MidCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating mid-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$810.60	0.38%	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-18.94%	-14.35%	5.32%	4.97%	9.84%
Fund Market Price Returns	-19.15%	-14.53%	5.26%	4.93%	9.83%
WisdomTree U.S. MidCap Index	-18.82%	-14.08%	5.67%	5.33%	10.18%
S&P MidCap 400® Index	-17.50%	-15.25%	6.01%	5.82%	10.04%
Russell Midcap Value Index	-18.88%	-13.56%	4.50%	4.76%	9.44%
Russell Midcap Index	-19.71%	-19.39%	5.19%	6.48%	10.30%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	27.4%
Health Care	14.5%
Consumer Discretionary	11.5%
Financials	11.0%
Industrials	8.2%
Communication Services	8.0%
Consumer Staples	6.4%
Energy	4.5%
Real Estate	2.9%
Utilities	2.9%
Materials	2.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Jack Henry & Associates, Inc.	1.5%
International Business Machines Corp.	1.5%
Akamai Technologies, Inc.	1.3%
Switch, Inc., Class A	1.3%
Dolby Laboratories, Inc., Class A	1.2%
Cognizant Technology Solutions Corp., Class A	1.2%
Black Knight, Inc.	1.1%
Fiserv, Inc.	1.1%
ExlService Holdings, Inc.	1.1%
Arrow Electronics, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Multifactor Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Multifactor Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$842.80	0.28%	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-15.72%	-10.68%	5.69%	7.25%	7.94%
Fund Market Price Returns	-15.82%	-10.78%	5.64%	7.25%	7.91%
WisdomTree U.S. Multifactor Index	-15.63%	-10.45%	5.88%	7.43%	8.10%
S&P 500® Index	-20.20%	-15.47%	8.16%	9.24%	9.71%
S&P 500® Equal Weight Index	-18.46%	-13.53%	7.68%	8.02%	8.40%
Russell 3000 Index	-20.42%	-17.63%	7.70%	8.62%	9.13%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 29, 2017.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.6%
Consumer Staples	20.0%
Health Care	19.5%
Industrials	17.3%
Consumer Discretionary	10.1%
Financials	4.5%
Materials	2.1%
Communication Services	2.0%
Energy	1.6%
Real Estate	0.8%
Utilities	0.3%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Johnson & Johnson	5.4%
Apple, Inc.	4.9%
Microsoft Corp.	4.2%
Merck & Co., Inc.	3.9%
Coca-Cola Co.	3.6%
Philip Morris International, Inc.	3.4%
Procter & Gamble Co.	3.3%
UnitedHealth Group, Inc.	2.9%
Altria Group, Inc.	2.9%
PepsiCo, Inc.	2.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$857.10	0.28%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-14.29%	-6.55%	8.35%	9.50%	10.92%
Fund Market Price Returns	-14.40%	-6.64%	8.34%	9.51%	10.92%
WisdomTree U.S. Quality Dividend Growth Index	-14.21%	-6.33%	8.67%	9.81%	11.24%
NASDAQ U.S. Dividend Achievers TM Select Index	-16.13%	-10.69%	6.09%	9.38%	9.71%
S&P 500® Index	-20.20%	-15.47%	8.16%	9.24%	10.71%
Russell 3000 Index	-20.42%	-17.63%	7.70%	8.62%	10.30%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on May 22, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.9%
Industrials	16.3%
Utilities	11.2%
Consumer Discretionary	10.0%
Real Estate	8.7%
Consumer Staples	6.3%
Materials	6.3%
Information Technology	4.6%
Energy	3.9%
Communication Services	3.5%
Health Care	2.0%
Investment Company	0.1%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
South Jersey Industries, Inc.	1.5%
Cogent Communications Holdings, Inc.	1.2%
Spire, Inc.	1.1%
New Jersey Resources Corp.	1.1%
Greif, Inc., Class A	1.0%
ONE Gas, Inc.	1.0%
MSC Industrial Direct Co., Inc., Class A	1.0%
NorthWestern Corp.	0.9%
Xerox Holdings Corp.	0.9%
Avista Corp.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$820.80	0.38%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-17.92%	-13.96%	0.76%	1.18%	7.47%
Fund Market Price Returns	-18.02%	-14.03%	0.74%	1.18%	7.45%
WisdomTree U.S. SmallCap Dividend Index	-17.85%	-13.71%	1.14%	1.53%	7.71%
Russell 2000® Index	-19.01%	-23.50%	4.29%	3.55%	8.55%
Russell 2000® Value Index	-19.18%	-17.69%	4.72%	2.87%	7.94%
S&P SmallCap 600 Index	-18.58%	-18.83%	5.48%	4.84%	10.09%

* Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

Sector Breakdown†

Sector	% of Net Assets
Financials	26.6%
Industrials	15.9%
Consumer Discretionary	15.5%
Information Technology	9.8%
Health Care	9.7%
Consumer Staples	5.1%
Energy	4.4%
Materials	4.4%
Communication Services	3.4%
Real Estate	3.1%
Utilities	1.7%
Investment Company	0.4%
Other Assets less Liabilities‡	0.0%	*
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Chord Energy Corp.	1.2%
Mr. Cooper Group, Inc.	1.0%
Sage Therapeutics, Inc.	0.8%
Atlas Air Worldwide Holdings, Inc.	0.8%
Boise Cascade Co.	0.8%
Comstock Resources, Inc.	0.8%
Flagstar Bancorp, Inc.	0.6%
Genworth Financial, Inc., Class A	0.6%
Ironwood Pharmaceuticals, Inc.	0.6%
Agios Pharmaceuticals, Inc.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Index (the “Index”). In seeking to track the Index, the Fund invests in earnings-generating small-cap companies in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$822.20	0.38%	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-17.78%	-17.57%	4.74%	3.83%	9.15%
Fund Market Price Returns	-17.92%	-17.71%	4.73%	3.81%	9.13%
WisdomTree U.S. SmallCap Index	-17.73%	-17.36%	5.05%	4.12%	9.38%
Russell 2000® Index	-19.01%	-23.50%	4.29%	3.55%	8.55%
Russell 2000 Value Index	-19.18%	-17.69%	4.72%	2.87%	7.94%
S&P SmallCap 600 Index	-18.58%	-18.83%	5.48%	4.84%	10.09%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.3%
Financials	21.5%
Consumer Discretionary	12.8%
Utilities	10.9%
Materials	9.1%
Consumer Staples	5.9%
Information Technology	5.4%
Health Care	3.5%
Real Estate	2.6%
Communication Services	2.2%
Energy	1.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Spire, Inc.	2.0%
EPR Properties	2.0%
ONE Gas, Inc.	1.9%
MSC Industrial Direct Co., Inc., Class A	1.8%
Xerox Holdings Corp.	1.7%
Avista Corp.	1.6%
Artisan Partners Asset Management, Inc., Class A	1.6%
ALLETE, Inc.	1.6%
Federated Hermes, Inc.	1.4%
Cabot Corp.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. SmallCap Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. SmallCap Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies with growth characteristics in the U.S. equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$816.40	0.38%	$1.73
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-18.36%	-16.85%	2.94%	3.38%	6.45%
Fund Market Price Returns	-18.43%	-16.93%	2.92%	3.35%	6.42%
WisdomTree U.S. SmallCap Quality Dividend Growth Index	-18.25%	-16.53%	3.30%	3.72%	6.75%
Russell 2000® Index	-19.01%	-23.50%	4.29%	3.55%	6.51%
S&P SmallCap 600® Index	-18.58%	-18.83%	5.48%	4.84%	8.11%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on July 25, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

Sector Breakdown†

Sector	% of Net Assets
Health Care	16.1%
Financials	15.1%
Consumer Staples	14.5%
Information Technology	13.7%
Energy	10.6%
Industrials	8.2%
Utilities	6.6%
Consumer Discretionary	5.7%
Real Estate	4.3%
Communication Services	2.5%
Materials	2.4%
Other Assets less Liabilities‡	0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Exxon Mobil Corp.	3.8%
Microsoft Corp.	3.6%
Apple, Inc.	3.3%
Johnson & Johnson	3.1%
Chevron Corp.	2.3%
JPMorgan Chase & Co.	2.1%
Pfizer, Inc.	2.0%
Coca-Cola Co.	2.0%
AbbVie, Inc.	2.0%
Philip Morris International, Inc.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Total Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in U.S. equities from a broad range of dividend-paying companies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$853.40	0.28%	$1.30
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-14.66%	-5.24%	5.82%	7.13%	10.04%
Fund Market Price Returns	-14.80%	-5.37%	5.79%	7.13%	10.03%
WisdomTree U.S. Dividend Index	-14.58%	-5.00%	6.13%	7.42%	10.35%
Russell 3000® Index	-20.42%	-17.63%	7.70%	8.62%	11.39%
Russell 3000® Value Index	-17.27%	-11.79%	4.37%	5.11%	9.08%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree U.S. Value Fund (WTV)

Sector Breakdown†

Sector	% of Net Assets
Financials	28.0%
Health Care	13.9%
Consumer Discretionary	12.2%
Industrials	10.9%
Information Technology	10.2%
Energy	8.2%
Communication Services	7.7%
Materials	6.2%
Consumer Staples	2.0%
Utilities	0.5%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Cigna Corp.	1.8%
Allstate Corp.	1.7%
Credit Acceptance Corp.	1.6%
Cardinal Health, Inc.	1.4%
Apple, Inc.	1.4%
Goldman Sachs Group, Inc.	1.4%
Aflac, Inc.	1.3%
Marathon Petroleum Corp.	1.3%
Lumen Technologies, Inc.	1.3%
Williams Cos., Inc.	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Value Fund (the “Fund”) is actively managed using a model-based approach seeking income and capital appreciation by investing primarily in U.S. equity securities that provide a high total shareholder yield with favorable relative quality characteristics.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$839.90	0.12%	$0.55
Hypothetical (5% return before expenses)	$1,000.00	$1,024.47	0.12%	$0.61

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-16.01%	-12.16%	7.29%	7.99%	10.04%
Fund Market Price Returns[1]	-16.18%	-12.29%	7.25%	8.00%	10.04%
Russell 1000® Value Index	-17.14%	-11.36%	4.36%	5.29%	9.17%
*	Returns of less than one year are cumulative.

[1]

The Fund’s investment objective changed effective December 18, 2017. Prior to December 18, 2017, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. LargeCap Value Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

Factors generally are attributes that are based on its fundamentals or share price behavior.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI USA Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI USA Index, its parent index.

The MSCI USA Momentum Index is designed to reflect the performance of an equity momentum strategy by emphasizing stocks with high price momentum, while maintaining reasonably high trading liquidity, investment capacity and moderate index turnover.

The NASDAQ U.S. Dividend AchieversTM Select Index is a capitalization-weighted index that measures the performance of U.S. common stocks that have a history of increasing dividends for at least ten consecutive years.

The O’Neil Growth Index is comprised of mid- and large-cap companies that provide exposure to high growth and momentum U.S. exchange-listed companies.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Quintiles refers to separating a universe of companies into five groups of equal size on the basis of dividend yield, price-to-earnings, or return-on-equity, as applicable.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.

The Russell 1000® Index represents the top 1,000 companies by market capitalization in the United States.

The Russell 1000® Value Index is a capitalization-weighted index that is comprised of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 2000® Index is a capitalization-weighted index that is comprised of the smallest 2,000 securities in the Russell 3000 Index, based on total market capitalization.

The Russell 2000® Value Index is a capitalization-weighted index that is comprised of the small-capitalization value segment of the U.S. equity universe, selecting from the Russell 2000 Index.

The Russell 3000® Index is a capitalization-weighted index that is comprised of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 3000® Value Index is a capitalization-weighted index that measures the performance of the value segment of the broad U.S. equity market, selecting from the Russell 3000 Index.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited) (continued)

The Russell MidCap® Index is a market capitalization-weighted index that is comprised of the smallest 800 stocks of the Russell 1000 Index.

The Russell MidCap® Value Index is a capitalization-weighted index that measures the midcap value segment of the U.S. equity universe, selecting from the Russell MidCap Index.

The S&P 500® Equal Weight Index is the equal-weight version of the widely used S&P 500® Index. The index includes the same constituents as the capitalization-weighted S&P 500 Index, but each company is allocated a fixed weight - or 0.2% of the index total at each quarterly rebalance.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Value Index is an index comprised of S&P 500 Index constituents that screen favorably on measures of value such as book value, earnings, and sales to price.

The S&P MidCap 400® Index is a capitalization-weighted index that is comprised of the mid-capitalization range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The S&P SmallCap 600® Index seeks to measure the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.

Shareholder Yield generally refers to a data point that references a combination of dividend yield and buyback yield.

Value is generally characterized by lower price levels relative to fundamentals, such as earnings or dividends. Prices are lower because investors are less certain of the performance of these fundamentals in the future. This term is also related to the value factor, which associates these stock characteristics with excess returns vs. the market over time.

Volatility is a statistical measure of the dispersion of returns for a given security or market index around a particular average level. If the price stays relatively stable, the security has low volatility. A highly volatile security hits new highs and lows quickly, moves erratically, and has rapid increases and dramatic falls.

The WisdomTree U.S. Dividend Index defines the dividend-paying portion of the U.S. stock market.

The WisdomTree U.S. High Dividend Index is comprised of companies with high dividend yields, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Dividend Index is comprised of the large-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. LargeCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market.

The WisdomTree U.S. MidCap Dividend Index is comprised of the mid-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. MidCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree U.S. Multifactor Index is comprised of 200 U.S. companies with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

The WisdomTree U.S. Quality Dividend Growth Index is comprised of dividend-paying stocks with growth characteristics.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

The WisdomTree U.S. SmallCap Dividend Index is comprised of the small-capitalization segment of the U.S. dividend-paying market, selected from the WisdomTree U.S. Dividend Index.

The WisdomTree U.S. SmallCap Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree U.S. SmallCap Quality Dividend Growth Index is comprised of the small-capitalization segment of dividend-paying stocks with growth characteristics.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

The Dow Jones U.S. Select Dividend Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc., and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

WisdomTree Trust	19

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.2%

United States – 96.4%

Aerospace & Defense – 1.3%

Curtiss-Wright Corp.	10,652	$1,482,332

HEICO Corp.	15,729	2,264,662

Textron, Inc.	20,946	1,220,314

Total Aerospace & Defense		4,967,308

Auto Components – 1.2%

Gentex Corp.	191,517	4,565,765

Banks – 4.5%

Bank of America Corp.	213,819	6,457,334

Citigroup, Inc.	198,988	8,291,830

U.S. Bancorp	62,071	2,502,702

Total Banks		17,251,866

Beverages – 1.0%

Keurig Dr. Pepper, Inc.	107,401	3,847,104

Biotechnology – 2.4%

Gilead Sciences, Inc.	150,282	9,270,897

Building Products – 1.5%

Allegion PLC	21,067	1,889,289

Carrier Global Corp.	27,834	989,777

Johnson Controls International PLC	34,593	1,702,668

Masco Corp.	21,405	999,399

Total Building Products		5,581,133

Capital Markets – 5.3%

CME Group, Inc.	36,071	6,389,256

Franklin Resources, Inc.	41,767	898,826

Intercontinental Exchange, Inc.	108,400	9,793,940

Janus Henderson Group PLC	48,394	982,882

SEI Investments Co.	19,906	976,389

Stifel Financial Corp.	21,296	1,105,476

Total Capital Markets		20,146,769

Chemicals – 8.1%

Axalta Coating Systems Ltd.*	59,200	1,246,752

Celanese Corp.	10,215	922,823

Dow, Inc.	23,058	1,012,938

Eastman Chemical Co.	84,237	5,985,039

Ecolab, Inc.	6,912	998,231

Element Solutions, Inc.	632,202	10,285,927

Huntsman Corp.	41,969	1,029,919

PPG Industries, Inc.	69,629	7,707,234

Valvoline, Inc.	55,435	1,404,723

Total Chemicals		30,593,586

Communications Equipment – 1.0%

Cisco Systems, Inc.	95,446	3,817,840

Containers & Packaging – 0.8%

Amcor PLC	217,590	2,334,741

International Paper Co.	26,162	829,335

Total Containers & Packaging		3,164,076

Distributors – 0.8%

LKQ Corp.	66,289	3,125,526

Electrical Equipment – 1.3%

AMETEK, Inc.	34,072	3,864,105

Eaton Corp. PLC	7,969	1,062,746

Total Electrical Equipment		4,926,851

Electronic Equipment, Instruments & Components – 0.5%

Corning, Inc.	71,068	2,062,393

Entertainment – 0.3%

Playtika Holding Corp.*(a)	103,405	970,973

Equity Real Estate Investment Trusts (REITs) – 1.0%

First Industrial Realty Trust, Inc.	22,344	1,001,235

Medical Properties Trust, Inc.	163,962	1,944,589

SBA Communications Corp.	3,348	953,008

Total Equity Real Estate Investment Trusts (REITs)		3,898,832

Food & Staples Retailing – 0.3%

Walmart, Inc.	8,215	1,065,486

Food Products – 2.4%

Conagra Brands, Inc.	34,205	1,116,109

Flowers Foods, Inc.	127,632	3,151,234

Mondelez International, Inc., Class A	88,010	4,825,589

Total Food Products		9,092,932

Gas Utilities – 0.8%

UGI Corp.	92,622	2,994,469

Health Care Equipment & Supplies – 12.0%

Abbott Laboratories	43,278	4,187,579

Baxter International, Inc.	128,101	6,899,520

Becton Dickinson and Co.	4,314	961,289

Boston Scientific Corp.*	63,749	2,468,999

Dentsply Sirona, Inc.	97,024	2,750,630

Globus Medical, Inc., Class A*	36,792	2,191,699

Integra LifeSciences Holdings Corp.*	71,206	3,016,286

Medtronic PLC	148,616	12,000,742

Stryker Corp.	18,254	3,697,165

Zimmer Biomet Holdings, Inc.	70,050	7,323,728

Total Health Care Equipment & Supplies		45,497,637

Hotels, Restaurants & Leisure – 1.4%

Starbucks Corp.	48,699	4,103,378

Wendy’s Co.	59,041	1,103,476

Total Hotels, Restaurants & Leisure		5,206,854

Household Products – 1.1%

Church & Dwight Co., Inc.	13,007	929,220

Colgate-Palmolive Co.	27,844	1,956,041

Reynolds Consumer Products, Inc.(a)	48,342	1,257,376

Total Household Products		4,142,637

Industrial Conglomerates – 2.4%

3M Co.	42,731	4,721,776

Honeywell International, Inc.	26,452	4,416,690

Total Industrial Conglomerates		9,138,466

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

September 30, 2022

Investments	Shares	Value

Insurance – 9.5%

Allstate Corp.	70,121	$8,732,168

Brown & Brown, Inc.	198,979	12,034,250

First American Financial Corp.	21,167	975,799

Old Republic International Corp.	688,014	14,400,133

Total Insurance		36,142,350

IT Services – 5.4%

Fidelity National Information Services, Inc.	11,917	900,568

Genpact Ltd.	217,864	9,535,907

Global Payments, Inc.	15,777	1,704,705

SS&C Technologies Holdings, Inc.	152,315	7,273,041

Western Union Co.	73,472	991,872

Total IT Services		20,406,093

Life Sciences Tools & Services – 3.2%

Agilent Technologies, Inc.	81,845	9,948,260

Bruker Corp.	24,110	1,279,276

IQVIA Holdings, Inc.*	5,120	927,437

Total Life Sciences Tools & Services		12,154,973

Machinery – 5.9%

Allison Transmission Holdings, Inc.	32,432	1,094,905

Donaldson Co., Inc.	79,729	3,907,518

Dover Corp.	9,062	1,056,448

Fortive Corp.	127,231	7,417,567

Gates Industrial Corp. PLC*	101,572	991,343

Otis Worldwide Corp.	100,714	6,425,553

Toro Co.	15,756	1,362,579

Total Machinery		22,255,913

Media – 5.2%

Charter Communications, Inc., Class A*	4,539	1,376,906

Comcast Corp., Class A	361,047	10,589,508

Fox Corp., Class A	31,857	977,373

Sirius XM Holdings, Inc.(a)	1,208,650	6,901,391

Total Media		19,845,178

Mortgage Real Estate Investment Trusts (REITs) – 0.4%

AGNC Investment Corp.	112,986	951,342

Annaly Capital Management, Inc.	42,204	724,216

Total Mortgage Real Estate Investment Trusts (REITs)		1,675,558

Oil, Gas & Consumable Fuels – 3.2%

Kinder Morgan, Inc.	665,677	11,076,865

Williams Cos., Inc.	31,997	916,074

Total Oil, Gas & Consumable Fuels		11,992,939

Road & Rail – 1.8%

CSX Corp.	261,464	6,965,401

Semiconductors & Semiconductor Equipment – 2.1%

Intel Corp.	311,102	8,017,099

Software – 5.0%

Dolby Laboratories, Inc., Class A	14,867	968,585

Dropbox, Inc., Class A*	278,959	5,780,030

Palantir Technologies, Inc., Class A*	220,028	1,788,828

Roper Technologies, Inc.	29,319	10,544,285

Total Software		19,081,728

Technology Hardware, Storage & Peripherals – 0.6%

Hewlett Packard Enterprise Co.	188,949	2,263,609

Tobacco – 2.7%

Altria Group, Inc.	173,754	7,016,187

Philip Morris International, Inc.	36,945	3,066,804

Total Tobacco		10,082,991
Total United States		366,213,232

Netherlands – 1.6%

Life Sciences Tools & Services – 1.6%

QIAGEN NV*	146,683	6,055,074

United Kingdom – 1.2%

Machinery – 1.2%

Pentair PLC	108,641	4,414,084
TOTAL COMMON STOCKS (Cost: $461,198,841)		376,682,390

EXCHANGE-TRADED FUND – 0.2%

United States – 0.2%
iShares Russell 1000 Value ETF (Cost: $862,976)	5,781	786,158

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%

United States – 2.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $8,005,264)	8,005,264	8,005,264

TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $470,067,081)		385,473,812

Other Assets less Liabilities – (1.5)%		(5,825,882)

NET ASSETS – 100.0%		$379,647,930

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,129,740 and the total market value of the collateral held by the Fund was $9,565,419. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,560,155.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$376,682,390	$—	$—	$376,682,390
Exchange-Traded Fund	786,158	—	—	786,158
Investment of Cash Collateral for Securities Loaned	—	8,005,264	—	8,005,264
Total Investments in Securities	$377,468,548	$8,005,264	$—	$385,473,812

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.9%

United States – 99.9%

Air Freight & Logistics – 1.1%

C.H. Robinson Worldwide, Inc.	846	$81,478

Expeditors International of Washington, Inc.	992	87,604

FedEx Corp.	1,052	156,190

United Parcel Service, Inc., Class B	2,228	359,911

Total Air Freight & Logistics		685,183

Airlines – 0.2%

Alaska Air Group, Inc.*	3,206	125,515

Auto Components – 0.1%

BorgWarner, Inc.	2,880	90,432

Automobiles – 2.7%

Ford Motor Co.	15,141	169,579

General Motors Co.	6,138	196,968

Harley-Davidson, Inc.	3,249	113,325

Tesla, Inc.*	4,623	1,226,251

Total Automobiles		1,706,123

Banks – 4.0%

Bank of America Corp.	14,835	448,017

Citigroup, Inc.	5,265	219,393

Comerica, Inc.	1,699	120,799

Commerce Bancshares, Inc.	1,136	75,158

Fifth Third Bancorp	4,885	156,125

First Horizon Corp.	4,432	101,493

JPMorgan Chase & Co.	5,115	534,517

KeyCorp	8,945	143,299

PNC Financial Services Group, Inc.	1,465	218,900

Regions Financial Corp.	7,187	144,243

Truist Financial Corp.	3,819	166,279

U.S. Bancorp	4,198	169,263

Total Banks		2,497,486

Beverages – 1.5%

Brown-Forman Corp., Class B	2,242	149,250

Constellation Brands, Inc., Class A	514	118,055

Keurig Dr. Pepper, Inc.	5,123	183,506

Molson Coors Beverage Co., Class B	2,542	121,991

PepsiCo, Inc.	2,455	400,803

Total Beverages		973,605

Biotechnology – 3.1%

AbbVie, Inc.	3,257	437,122

Amgen, Inc.	1,229	277,017

Biogen, Inc.*	926	247,242

Exelixis, Inc.*	2,194	34,402

Gilead Sciences, Inc.	3,790	233,805

Halozyme Therapeutics, Inc.*	1,539	60,852

Incyte Corp.*	1,069	71,238

Moderna, Inc.*	901	106,543

Regeneron Pharmaceuticals, Inc.*	356	245,238

United Therapeutics Corp.*	253	52,973

Vertex Pharmaceuticals, Inc.*	618	178,936

Total Biotechnology		1,945,368

Building Products – 1.2%

A.O. Smith Corp.	1,678	81,517

Carlisle Cos., Inc.	319	89,451

Carrier Global Corp.	4,317	153,513

Lennox International, Inc.	557	124,027

Masco Corp.	2,576	120,273

Owens Corning	2,306	181,275

Total Building Products		750,056

Capital Markets – 2.2%

Ameriprise Financial, Inc.	523	131,770

Bank of New York Mellon Corp.	4,586	176,652

Cboe Global Markets, Inc.	500	58,685

Franklin Resources, Inc.	4,575	98,454

Goldman Sachs Group, Inc.	817	239,422

Houlihan Lokey, Inc.	541	40,780

LPL Financial Holdings, Inc.	575	125,626

Morgan Stanley	3,685	291,152

Northern Trust Corp.	1,755	150,158

SEI Investments Co.	1,475	72,349

Total Capital Markets		1,385,048

Chemicals – 1.6%

CF Industries Holdings, Inc.	1,728	166,320

Corteva, Inc.	3,968	226,771

Dow, Inc.	5,454	239,594

Huntsman Corp.	6,093	149,522

Mosaic Co.	3,155	152,481

Westlake Corp.	829	72,024

Total Chemicals		1,006,712

Commercial Services & Supplies – 0.9%

Clean Harbors, Inc.*	846	93,043

Republic Services, Inc.	1,406	191,272

Waste Management, Inc.	1,615	258,739

Total Commercial Services & Supplies		543,054

Communications Equipment – 0.8%

Cisco Systems, Inc.	12,236	489,440

Construction & Engineering – 0.4%

AECOM	1,732	118,417

EMCOR Group, Inc.	1,386	160,055

Total Construction & Engineering		278,472

Consumer Finance – 1.0%

Ally Financial, Inc.	2,815	78,342

American Express Co.	1,910	257,678

Capital One Financial Corp.	1,567	144,430

Discover Financial Services	988	89,829

Synchrony Financial	3,086	86,994

Total Consumer Finance		657,273

Containers & Packaging – 0.4%

Packaging Corp. of America	992	111,392

Sonoco Products Co.	2,731	154,929

Total Containers & Packaging		266,321

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2022

Investments	Shares	Value

Distributors – 0.2%

Genuine Parts Co.	501	$74,809

LKQ Corp.	1,257	59,268

Total Distributors		134,077

Diversified Consumer Services – 0.4%

ADT, Inc.	12,978	97,205

H&R Block, Inc.	1,780	75,721

Service Corp. International	943	54,449

Total Diversified Consumer Services		227,375

Diversified Financial Services – 0.2%

Voya Financial, Inc.	2,460	148,830

Diversified Telecommunication Services – 1.5%

AT&T, Inc.	27,353	419,595

Verizon Communications, Inc.	14,215	539,744

Total Diversified Telecommunication Services		959,339

Electric Utilities – 1.3%

Avangrid, Inc.	4,802	200,243

Edison International	3,168	179,245

Eversource Energy	2,764	215,482

Exelon Corp.	6,135	229,817

Total Electric Utilities		824,787

Electrical Equipment – 0.4%

Acuity Brands, Inc.	755	118,890

Hubbell, Inc.	460	102,580

Total Electrical Equipment		221,470

Electronic Equipment, Instruments & Components – 1.1%

Arrow Electronics, Inc.*	1,368	126,116

Corning, Inc.	5,337	154,880

Jabil, Inc.	3,302	190,558

Keysight Technologies, Inc.*	1,414	222,507

Total Electronic Equipment, Instruments & Components		694,061

Entertainment – 0.5%

Electronic Arts, Inc.	1,299	150,307

Endeavor Group Holdings, Inc., Class A*	8,022	162,526

Total Entertainment		312,833

Equity Real Estate Investment Trusts (REITs) – 2.4%

Apartment Income REIT Corp.	3,508	135,479

Camden Property Trust	1,144	136,651

First Industrial Realty Trust, Inc.	1,462	65,512

Host Hotels & Resorts, Inc.	11,749	186,574

Iron Mountain, Inc.	4,437	195,095

Kilroy Realty Corp.	4,690	197,496

Mid-America Apartment Communities, Inc.	497	77,070

Omega Healthcare Investors, Inc.	1,148	33,854

Ventas, Inc.	4,840	194,423

W.P. Carey, Inc.	1,363	95,137

Weyerhaeuser Co.	6,896	196,950

Total Equity Real Estate Investment Trusts (REITs)		1,514,241

Food & Staples Retailing – 0.2%

Sysco Corp.	1,874	132,511

Food Products – 3.3%

Archer-Daniels-Midland Co.	2,081	167,416

Campbell Soup Co.	3,216	151,538

Conagra Brands, Inc.	4,206	137,242

Darling Ingredients, Inc.*	1,381	91,353

Flowers Foods, Inc.	3,003	74,144

General Mills, Inc.	2,561	196,198

Hershey Co.	899	198,203

Hormel Foods Corp.	3,359	152,633

J.M. Smucker Co.	879	120,783

Kellogg Co.	2,347	163,492

Kraft Heinz Co.	3,725	124,229

McCormick & Co., Inc., Non-Voting Shares	1,881	134,059

Mondelez International, Inc., Class A	3,646	199,910

Pilgrim’s Pride Corp.*	2,428	55,893

Post Holdings, Inc.*	535	43,822

Tyson Foods, Inc., Class A	1,329	87,621

Total Food Products		2,098,536

Gas Utilities – 0.4%

Atmos Energy Corp.	967	98,489

National Fuel Gas Co.	1,306	80,384

UGI Corp.	3,041	98,316

Total Gas Utilities		277,189

Health Care Equipment & Supplies – 2.6%

Abbott Laboratories	3,679	355,980

Baxter International, Inc.	3,307	178,115

Becton Dickinson and Co.	924	205,895

Boston Scientific Corp.*	5,284	204,649

Dentsply Sirona, Inc.	3,126	88,622

Edwards Lifesciences Corp.*	2,476	204,592

Envista Holdings Corp.*	1,741	57,122

Hologic, Inc.*	1,534	98,974

Lantheus Holdings, Inc.*	219	15,402

Teleflex, Inc.	306	61,647

Zimmer Biomet Holdings, Inc.	1,389	145,220

Total Health Care Equipment & Supplies		1,616,218

Health Care Providers & Services – 4.9%

Acadia Healthcare Co., Inc.*	546	42,686

AmerisourceBergen Corp.	1,141	154,412

Cardinal Health, Inc.	1,997	133,160

Centene Corp.*	1,442	112,202

Chemed Corp.	43	18,772

Cigna Corp.	853	236,682

CVS Health Corp.	3,145	299,939

DaVita, Inc.*	1,411	116,788

Elevance Health, Inc.	580	263,459

HCA Healthcare, Inc.	632	116,155

Henry Schein, Inc.*	1,443	94,906

Humana, Inc.	458	222,217

Laboratory Corp. of America Holdings	461	94,417

McKesson Corp.	451	153,281

Molina Healthcare, Inc.*	156	51,455

Option Care Health, Inc.*	974	30,652

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2022

Investments	Shares	Value

Quest Diagnostics, Inc.	1,078	$132,260

Tenet Healthcare Corp.*	1,556	80,259

UnitedHealth Group, Inc.	1,493	754,025

Total Health Care Providers & Services		3,107,727

Hotels, Restaurants & Leisure – 1.7%

Darden Restaurants, Inc.	1,009	127,457

Expedia Group, Inc.*	485	45,440

Marriott Vacations Worldwide Corp.	659	80,306

McDonald’s Corp.	1,480	341,495

Starbucks Corp.	3,132	263,902

Texas Roadhouse, Inc.	413	36,038

Yum! Brands, Inc.	1,618	172,058

Total Hotels, Restaurants & Leisure		1,066,696

Household Durables – 0.5%

Newell Brands, Inc.	6,710	93,202

PulteGroup, Inc.	1,793	67,237

Whirlpool Corp.	921	124,160

Total Household Durables		284,599

Household Products – 1.7%

Church & Dwight Co., Inc.	1,304	93,158

Clorox Co.	1,013	130,059

Colgate-Palmolive Co.	2,701	189,745

Kimberly-Clark Corp.	1,326	149,228

Procter & Gamble Co.	3,948	498,435

Reynolds Consumer Products, Inc.	717	18,649

Total Household Products		1,079,274

Industrial Conglomerates – 0.4%

3M Co.	2,377	262,659

Insurance – 3.9%

Aflac, Inc.	2,941	165,284

Alleghany Corp.*	64	53,720

Allstate Corp.	1,410	175,587

American International Group, Inc.	2,245	106,593

Assurant, Inc.	632	91,811

CNA Financial Corp.	1,406	51,881

Fidelity National Financial, Inc.	1,023	37,033

First American Financial Corp.	1,567	72,239

Globe Life, Inc.	490	48,853

Hartford Financial Services Group, Inc.	2,540	157,328

Kinsale Capital Group, Inc.	125	31,927

Lincoln National Corp.	2,989	131,247

Marsh & McLennan Cos., Inc.	1,254	187,210

MetLife, Inc.	3,348	203,491

Old Republic International Corp.	576	12,056

Principal Financial Group, Inc.	2,226	160,606

Progressive Corp.	1,541	179,080

Prudential Financial, Inc.	1,948	167,099

Reinsurance Group of America, Inc.	640	80,518

Travelers Cos., Inc.	1,064	163,005

Unum Group	3,225	125,130

W.R. Berkley Corp.	1,256	81,112

Total Insurance		2,482,810

Interactive Media & Services – 4.4%

Alphabet, Inc., Class A*	28,938	2,767,920

Internet & Direct Marketing Retail – 2.7%

Amazon.com, Inc.*	14,958	1,690,254

IT Services – 6.7%

Akamai Technologies, Inc.*	1,958	157,267

Automatic Data Processing, Inc.	1,488	336,571

Broadridge Financial Solutions, Inc.	1,076	155,288

Cognizant Technology Solutions Corp., Class A	3,581	205,693

Concentrix Corp.	1,100	122,793

DXC Technology Co.*	5,508	134,836

EPAM Systems, Inc.*	318	115,176

ExlService Holdings, Inc.*	815	120,098

Fidelity National Information Services, Inc.	2,488	188,018

Fiserv, Inc.*	2,100	196,497

Gartner, Inc.*	441	122,020

GoDaddy, Inc., Class A*	878	62,233

International Business Machines Corp.	3,239	384,826

Jack Henry & Associates, Inc.	379	69,080

MasterCard, Inc., Class A	2,450	696,633

Switch, Inc., Class A	4,241	142,879

Visa, Inc., Class A	4,873	865,688

Western Union Co.	6,946	93,771

WEX, Inc.*	459	58,266

Total IT Services		4,227,633

Leisure Products – 0.2%

Hasbro, Inc.	2,187	147,448

Life Sciences Tools & Services – 1.2%

Agilent Technologies, Inc.	1,484	180,380

Thermo Fisher Scientific, Inc.	707	358,584

Waters Corp.*	381	102,691

West Pharmaceutical Services, Inc.	439	108,029

Total Life Sciences Tools & Services		749,684

Machinery – 1.6%

AGCO Corp.	1,247	119,924

Caterpillar, Inc.	1,685	276,475

Deere & Co.	861	287,479

Lincoln Electric Holdings, Inc.	1,042	131,000

PACCAR, Inc.	1,381	115,576

Snap-on, Inc.	360	72,486

Total Machinery		1,002,940

Media – 2.1%

Charter Communications, Inc., Class A*	415	125,890

Comcast Corp., Class A	13,520	396,541

Fox Corp., Class A	2,426	74,430

Interpublic Group of Cos., Inc.	7,054	180,582

Liberty Media Corp. – Liberty SiriusXM, Series C*	1,052	39,671

News Corp., Class A	5,898	89,119

Nexstar Media Group, Inc., Class A	133	22,191

Omnicom Group, Inc.	2,532	159,744

Paramount Global, Class B	7,181	136,726

Sirius XM Holdings, Inc.(a)	19,170	109,461

Total Media		1,334,355

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2022

Investments	Shares	Value

Metals & Mining – 0.6%

Nucor Corp.	1,327	$141,976

Reliance Steel & Aluminum Co.	520	90,693

Steel Dynamics, Inc.	1,590	112,811

United States Steel Corp.	3,135	56,806

Total Metals & Mining		402,286

Multi-Utilities – 0.7%

Consolidated Edison, Inc.	2,370	203,251

Sempra Energy	1,750	262,395

Total Multi-Utilities		465,646

Multiline Retail – 0.4%

Target Corp.	1,618	240,095

Personal Products – 0.1%

Coty, Inc., Class A*	11,355	71,764

Pharmaceuticals – 3.8%

Bristol-Myers Squibb Co.	4,766	338,815

Eli Lilly & Co.	1,611	520,917

Johnson & Johnson	4,245	693,463

Merck & Co., Inc.	4,953	426,552

Pfizer, Inc.	10,022	438,563

Total Pharmaceuticals		2,418,310

Professional Services – 0.9%

Booz Allen Hamilton Holding Corp.	1,720	158,842

FTI Consulting, Inc.*	710	117,654

Robert Half International, Inc.	2,003	153,230

Verisk Analytics, Inc.	895	152,624

Total Professional Services		582,350

Real Estate Management & Development – 0.6%

CBRE Group, Inc., Class A*	3,082	208,066

Jones Lang LaSalle, Inc.*	1,177	177,809

Total Real Estate Management & Development		385,875

Road & Rail – 0.9%

Avis Budget Group, Inc.*	976	144,897

JB Hunt Transport Services, Inc.	723	113,092

Knight-Swift Transportation Holdings, Inc.	883	43,205

Landstar System, Inc.	419	60,491

Norfolk Southern Corp.	866	181,557

Total Road & Rail		543,242

Semiconductors & Semiconductor Equipment – 2.8%

Applied Materials, Inc.	3,871	317,151

First Solar, Inc.*	1,671	221,023

Intel Corp.	14,442	372,170

KLA Corp.	685	207,302

Lam Research Corp.	649	237,534

QUALCOMM, Inc.	3,468	391,815

Total Semiconductors & Semiconductor Equipment		1,746,995

Software – 8.9%

Adobe, Inc.*	1,464	402,893

AppLovin Corp., Class A*(a)	7,503	146,233

Black Knight, Inc.*	1,319	85,379

Dolby Laboratories, Inc., Class A	1,848	120,397

Dropbox, Inc., Class A*	4,448	92,163

Fair Isaac Corp.*	154	63,450

Microsoft Corp.	15,245	3,550,560

NortonLifeLock, Inc.	9,391	189,135

Oracle Corp.	7,297	445,628

PTC, Inc.*	725	75,835

Qualys, Inc.*	435	60,635

Synopsys, Inc.*	649	198,276

VMware, Inc., Class A	2,088	222,288

Total Software		5,652,872

Specialty Retail – 3.0%

AutoNation, Inc.*	257	26,181

AutoZone, Inc.*	69	147,793

Best Buy Co., Inc.	2,271	143,845

Home Depot, Inc.	1,805	498,072

Lithia Motors, Inc.	377	80,885

Lowe’s Cos., Inc.	1,563	293,547

O’Reilly Automotive, Inc.*	98	68,928

Penske Automotive Group, Inc.	809	79,630

TJX Cos., Inc.	3,497	217,234

Tractor Supply Co.	710	131,975

Ulta Beauty, Inc.*	223	89,465

Williams-Sonoma, Inc.	814	95,930

Total Specialty Retail		1,873,485

Technology Hardware, Storage & Peripherals – 8.1%

Apple, Inc.	31,923	4,411,758

Hewlett Packard Enterprise Co.	17,769	212,873

HP, Inc.	9,681	241,250

NetApp, Inc.	2,422	149,801

Western Digital Corp.*	3,727	121,314

Total Technology Hardware, Storage & Peripherals		5,136,996

Textiles, Apparel & Luxury Goods – 0.3%

Deckers Outdoor Corp.*	357	111,602

Tapestry, Inc.	3,219	91,516

Total Textiles, Apparel & Luxury Goods		203,118

Trading Companies & Distributors – 0.5%

United Rentals, Inc.*	574	155,049

Watsco, Inc.	89	22,914

WESCO International, Inc.*	1,102	131,557

Total Trading Companies & Distributors		309,520

Water Utilities – 0.6%

American Water Works Co., Inc.	1,708	222,313

Essential Utilities, Inc.	3,020	124,968

Total Water Utilities		347,281
TOTAL COMMON STOCKS (Cost: $60,405,582)		63,145,389

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. ESG Fund (RESP)

September 30, 2022

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $133,020)	133,020	$133,020

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $60,538,602)		63,278,409

Other Assets less Liabilities – (0.1)%		(63,842)

NET ASSETS – 100.0%		$63,214,567
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $131,118 and the total market value of the collateral held by the Fund was $134,567. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,547.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$63,145,389	$—	$—	$63,145,389
Investment of Cash Collateral for Securities Loaned	—	133,020	—	133,020
Total Investments in Securities	$63,145,389	$133,020	$—	$63,278,409

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.9%

Canada – 4.7%

Chemicals – 1.7%

Nutrien Ltd.	536	$44,692

Commercial Services & Supplies – 2.0%

Ritchie Bros Auctioneers, Inc.	828	51,733

Metals & Mining – 1.0%

Teck Resources Ltd., Class B	850	25,848
Total Canada		122,273

Israel – 1.1%

Software – 1.1%

Check Point Software Technologies Ltd.*	246	27,557

United States – 94.1%

Aerospace & Defense – 3.2%

HEICO Corp.	187	26,924

Howmet Aerospace, Inc.	887	27,435

TransDigm Group, Inc.	53	27,816

Total Aerospace & Defense		82,175

Beverages – 2.3%

Brown-Forman Corp., Class B	430	28,625

Constellation Brands, Inc., Class A	132	30,318

Total Beverages		58,943

Biotechnology – 6.7%

Exelixis, Inc.*	2,859	44,829

Halozyme Therapeutics, Inc.*	1,236	48,871

Seagen, Inc.*	188	25,724

Vertex Pharmaceuticals, Inc.*	186	53,855

Total Biotechnology		173,279

Building Products – 4.0%

Builders FirstSource, Inc.*	889	52,380

Carlisle Cos., Inc.	176	49,352

Total Building Products		101,732

Capital Markets – 1.2%

LPL Financial Holdings, Inc.	141	30,806

Chemicals – 5.0%

CF Industries Holdings, Inc.	524	50,435

Corteva, Inc.	563	32,176

Mosaic Co.	967	46,735

Total Chemicals		129,346

Commercial Services & Supplies – 2.2%

Republic Services, Inc.	210	28,568

Waste Connections, Inc.	211	28,513

Total Commercial Services & Supplies		57,081

Communications Equipment – 1.2%

Arista Networks, Inc.*	262	29,577

Construction & Engineering – 1.2%

WillScot Mobile Mini Holdings Corp.*	763	30,772

Diversified Consumer Services – 1.2%

Grand Canyon Education, Inc.*	360	29,610

Electronic Equipment, Instruments & Components – 2.2%

Insight Enterprises, Inc.*	691	56,945

Entertainment – 3.3%

Live Nation Entertainment, Inc.*	315	23,952

World Wrestling Entertainment, Inc., Class A	870	61,048

Total Entertainment		85,000

Food & Staples Retailing – 1.1%

Sprouts Farmers Market, Inc.*	1,032	28,638

Food Products – 6.1%

Hershey Co.	252	55,558

Hostess Brands, Inc.*	2,250	52,290

Post Holdings, Inc.*	599	49,064

Total Food Products		156,912

Health Care Equipment & Supplies – 1.1%

Hologic, Inc.*	435	28,066

Health Care Providers & Services – 2.8%

Centene Corp.*	591	45,986

Henry Schein, Inc.*	402	26,439

Total Health Care Providers & Services		72,425

Insurance – 6.6%

Arch Capital Group Ltd.*	662	30,148

Arthur J Gallagher & Co.	287	49,140

Kinsale Capital Group, Inc.	132	33,715

Marsh & McLennan Cos., Inc.	186	27,768

W.R. Berkley Corp.	454	29,319

Total Insurance		170,090

IT Services – 3.5%

Automatic Data Processing, Inc.	133	30,083

Jack Henry & Associates, Inc.	192	34,996

Paychex, Inc.	232	26,033

Total IT Services		91,112

Marine – 1.9%

Kirby Corp.*	821	49,892

Metals & Mining – 2.2%

Commercial Metals Co.	779	27,639

Reliance Steel & Aluminum Co.	165	28,778

Total Metals & Mining		56,417

Multiline Retail – 1.9%

Dollar Tree, Inc.*	354	48,179

Pharmaceuticals – 4.1%

Jazz Pharmaceuticals PLC*	350	46,651

Merck & Co., Inc.	690	59,423

Total Pharmaceuticals		106,074

Professional Services – 6.2%

CACI International, Inc., Class A*	212	55,345

FTI Consulting, Inc.*	359	59,490

KBR, Inc.	1,051	45,424

Total Professional Services		160,259

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Growth & Momentum Fund (WGRO)

September 30, 2022

Investments	Shares	Value

Road & Rail – 3.5%

Knight-Swift Transportation Holdings, Inc.	638	$31,217

Old Dominion Freight Line, Inc.	109	27,116

Saia, Inc.*	161	30,590

Total Road & Rail		88,923

Semiconductors & Semiconductor Equipment – 4.3%

Analog Devices, Inc.	190	26,475

Cirrus Logic, Inc.*	419	28,827

Lattice Semiconductor Corp.*	530	26,081

ON Semiconductor Corp.*	454	28,298

Total Semiconductors & Semiconductor Equipment		109,681

Software – 6.1%

Aspen Technology, Inc.*	157	37,397

Box, Inc., Class A*	1,164	28,390

Cadence Design Systems, Inc.*	185	30,235

Fair Isaac Corp.*	77	31,725

Synopsys, Inc.*	96	29,329

Total Software		157,076

Specialty Retail – 5.4%

AutoNation, Inc.*	250	25,468

AutoZone, Inc.*	25	53,548

Murphy USA, Inc.	112	30,790

O’Reilly Automotive, Inc.*	43	30,244

Total Specialty Retail		140,050

Technology Hardware, Storage & Peripherals – 2.3%

Apple, Inc.	206	28,469

Pure Storage, Inc., Class A*	1,072	29,341

Total Technology Hardware, Storage & Peripherals		57,810

Trading Companies & Distributors – 1.3%

W.W. Grainger, Inc.	67	32,776
Total United States		2,419,646

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $2,678,382)		2,569,476

Other Assets less Liabilities – 0.1%		1,309

NET ASSETS – 100.0%		$2,570,785
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,569,476	$—	$—	$2,569,476

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.5%

Aerospace & Defense – 1.5%

Lockheed Martin Corp.	44,308	$17,115,737

Banks – 6.4%

Associated Banc-Corp.	26,246	527,020

Atlantic Union Bankshares Corp.	11,743	356,752

Bank of Hawaii Corp.	8,624	656,459

Banner Corp.	5,364	316,905

Brookline Bancorp, Inc.	15,958	185,911

Camden National Corp.	3,485	148,461

Cathay General Bancorp	21,737	836,005

Central Pacific Financial Corp.	8,871	183,541

Citigroup, Inc.	316,194	13,175,804

Citizens & Northern Corp.(a)	6,809	164,642

Citizens Financial Group, Inc.	67,765	2,328,405

City Holding Co.(a)	4,540	402,653

Columbia Banking System, Inc.	13,397	387,039

Comerica, Inc.	19,968	1,419,725

Community Trust Bancorp, Inc.	4,827	195,735

CVB Financial Corp.	23,949	606,389

Dime Community Bancshares, Inc.	7,152	209,411

Farmers National Banc Corp.	10,063	131,725

Fifth Third Bancorp	91,947	2,938,626

Financial Institutions, Inc.	5,851	140,834

First Bancorp, Inc.	4,770	131,413

First Busey Corp.	12,707	279,300

First Commonwealth Financial Corp.(a)	20,832	267,483

First Community Bankshares, Inc.	5,659	181,258

First Financial Bancorp(a)	20,299	427,903

First Hawaiian, Inc.	24,074	592,943

First Horizon Corp.	95,620	2,189,698

First Interstate BancSystem, Inc., Class A(a)	7,933	320,097

First of Long Island Corp.	7,355	126,800

Flushing Financial Corp.	9,623	186,397

FNB Corp.	49,139	570,012

Fulton Financial Corp.	23,140	365,612

HBT Financial, Inc.	9,878	179,286

Heritage Commerce Corp.(a)	21,435	243,073

Heritage Financial Corp.	7,412	196,196

Hope Bancorp, Inc.	30,471	385,153

Horizon Bancorp, Inc.	8,907	159,970

Independent Bank Corp.	7,943	151,711

International Bancshares Corp.	10,160	431,800

KeyCorp	152,410	2,441,608

Lakeland Bancorp, Inc.	12,089	193,545

M&T Bank Corp.	30,167	5,319,045

Mercantile Bank Corp.	4,421	131,348

Midland States Bancorp, Inc.	8,825	208,005

MidWestOne Financial Group, Inc.	217	5,922

NBT Bancorp, Inc.	7,334	278,325

Northwest Bancshares, Inc.	33,502	452,612

OceanFirst Financial Corp.	10,385	193,576

Old National Bancorp	35,733	588,522

Pacific Premier Bancorp, Inc.	15,707	486,289

Park National Corp.(a)	3,929	489,082

Peoples Bancorp, Inc.(a)	7,130	206,271

Premier Financial Corp.	7,919	203,518

Prosperity Bancshares, Inc.	13,065	871,174

Regions Financial Corp.	141,059	2,831,054

Sandy Spring Bancorp, Inc.	8,920	314,519

Southside Bancshares, Inc.	8,928	315,694

Synovus Financial Corp.	19,612	735,646

Tompkins Financial Corp.(a)	2,946	213,939

Truist Financial Corp.	209,539	9,123,328

Trustmark Corp.	8,625	264,184

U.S. Bancorp	233,701	9,422,824

Umpqua Holdings Corp.	63,670	1,088,120

United Bankshares, Inc.	23,144	827,398

Univest Financial Corp.	7,785	182,792

Valley National Bancorp	58,901	636,131

Washington Federal, Inc.	7,102	212,918

Washington Trust Bancorp, Inc.	5,295	246,112

Webster Financial Corp.	11,496	519,619

WesBanco, Inc.	12,712	424,199

West Bancorp, Inc.	6,742	140,301

Total Banks		72,265,767

Beverages – 4.8%

Coca-Cola Co.	964,679	54,041,318

Biotechnology – 8.6%

AbbVie, Inc.	399,288	53,588,443

Amgen, Inc.	92,617	20,875,872

Gilead Sciences, Inc.	374,705	23,115,551

Total Biotechnology		97,579,866

Capital Markets – 3.4%

Artisan Partners Asset Management, Inc., Class A(a)	30,609	824,300

B. Riley Financial, Inc.(a)	10,932	486,693

Blackstone, Inc.	162,070	13,565,259

Federated Hermes, Inc.	14,379	476,232

Franklin Resources, Inc.	84,151	1,810,930

GCM Grosvenor, Inc., Class A(a)	6,926	54,646

Moelis & Co., Class A	17,334	586,063

Morgan Stanley	246,825	19,501,643

Sculptor Capital Management, Inc.(a)	8,284	73,231

Virtu Financial, Inc., Class A	28,147	584,613

Total Capital Markets		37,963,610

Chemicals – 0.9%

Cabot Corp.	7,337	468,761

Chemours Co.	25,929	639,150

Dow, Inc.	187,913	8,255,018

Kronos Worldwide, Inc.	32,295	301,635

Mativ Holdings, Inc.	13,410	296,093

Total Chemicals		9,960,657

Commercial Services & Supplies – 0.1%

ACCO Brands Corp.	18,679	91,527

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2022

Investments	Shares	Value

Deluxe Corp.	7,746	$128,971

Ennis, Inc.	9,252	186,243

Healthcare Services Group, Inc.	18,543	224,185

HNI Corp.	9,226	244,581

Pitney Bowes, Inc.	30,941	72,092

Steelcase, Inc., Class A	21,644	141,119

Total Commercial Services & Supplies		1,088,718

Communications Equipment – 1.9%

Cisco Systems, Inc.	532,006	21,280,240

Construction & Engineering – 0.1%

MDU Resources Group, Inc.	45,206	1,236,384

Consumer Finance – 0.2%

Navient Corp.	23,861	350,518

OneMain Holdings, Inc.	51,986	1,534,627

Total Consumer Finance		1,885,145

Containers & Packaging – 0.5%

Greif, Inc., Class B(a)	5,745	349,296

International Paper Co.	75,168	2,382,825

Packaging Corp. of America	13,569	1,523,663

Sonoco Products Co.	14,360	814,643

Total Containers & Packaging		5,070,427

Diversified Consumer Services – 0.2%

H&R Block, Inc.	38,020	1,617,371

Strategic Education, Inc.	4,971	305,269

Total Diversified Consumer Services		1,922,640

Diversified Telecommunication Services – 3.5%

Cogent Communications Holdings, Inc.	16,139	841,810

Verizon Communications, Inc.	1,028,011	39,033,578

Total Diversified Telecommunication Services		39,875,388

Electric Utilities – 7.7%

ALLETE, Inc.	10,476	524,324

Alliant Energy Corp.	33,707	1,786,134

American Electric Power Co., Inc.	91,786	7,934,900

Avangrid, Inc.	65,628	2,736,688

Duke Energy Corp.	145,985	13,579,525

Edison International	72,137	4,081,511

Entergy Corp.	37,715	3,795,260

Evergy, Inc.	56,699	3,367,921

Eversource Energy	46,868	3,653,829

Exelon Corp.	204,357	7,655,213

FirstEnergy Corp.	155,480	5,752,760

Hawaiian Electric Industries, Inc.	18,652	646,478

NRG Energy, Inc.	40,088	1,534,168

OGE Energy Corp.	65,461	2,386,708

Portland General Electric Co.	14,597	634,386

PPL Corp.	207,124	5,250,593

Southern Co.	316,526	21,523,768

Total Electric Utilities		86,844,166

Energy Equipment & Services – 0.2%

Baker Hughes Co.	125,234	2,624,905

Equity Real Estate Investment Trusts (REITs) – 3.9%

Agree Realty Corp.	5,130	346,685

American Assets Trust, Inc.	4,990	128,343

Apartment Income REIT Corp.	9,746	376,391

Boston Properties, Inc.	10,513	788,160

Brandywine Realty Trust	17,920	120,960

Brixmor Property Group, Inc.	38,269	706,828

Broadstone Net Lease, Inc.	18,104	281,155

CareTrust REIT, Inc.	13,100	237,241

Community Healthcare Trust, Inc.	4,946	161,981

Corporate Office Properties Trust	11,883	276,042

Cousins Properties, Inc.	12,159	283,913

Crown Castle International Corp.	38,520	5,568,066

CubeSmart	19,958	799,517

Douglas Emmett, Inc.	10,902	195,473

Easterly Government Properties, Inc.	13,929	219,660

EPR Properties	8,546	306,460

Equity Residential	29,833	2,005,374

Essential Properties Realty Trust, Inc.	11,374	221,224

Federal Realty Investment Trust	4,848	436,902

Four Corners Property Trust, Inc.	9,993	241,731

Gaming and Leisure Properties, Inc.	38,841	1,718,326

Getty Realty Corp.	8,885	238,918

Gladstone Commercial Corp.	6,015	93,232

Healthcare Realty Trust, Inc., Class A	35,543	741,072

Healthpeak Properties, Inc.	36,067	826,656

Highwoods Properties, Inc.	12,890	347,514

Hudson Pacific Properties, Inc.	11,326	124,020

Industrial Logistics Properties Trust	8,404	46,222

Iron Mountain, Inc.	42,924	1,887,368

JBG SMITH Properties(a)	7,473	138,848

Kilroy Realty Corp.	9,615	404,888

Kimco Realty Corp.	51,388	946,053

Kite Realty Group Trust	14,194	244,421

Lamar Advertising Co., Class A	9,135	753,546

LTC Properties, Inc.	5,842	218,783

LXP Industrial Trust	32,675	299,303

Macerich Co.	13,433	106,658

National Retail Properties, Inc.	23,146	922,600

National Storage Affiliates Trust	10,413	432,973

Necessity Retail REIT, Inc.	27,529	161,871

Office Properties Income Trust	10,103	141,947

Omega Healthcare Investors, Inc.	43,276	1,276,209

One Liberty Properties, Inc.	4,781	100,497

Paramount Group, Inc.	20,402	127,104

Physicians Realty Trust	23,234	349,439

Piedmont Office Realty Trust, Inc., Class A	14,810	156,394

PotlatchDeltic Corp.	7,656	314,202

Rayonier, Inc.	10,969	328,741

Realty Income Corp.	46,603	2,712,295

Regency Centers Corp.	11,089	597,143

Saul Centers, Inc.	4,139	155,212

Simon Property Group, Inc.	40,563	3,640,529

SITE Centers Corp.	10,689	114,479

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2022

Investments	Shares	Value

SL Green Realty Corp.	5,225	$209,836

Spirit Realty Capital, Inc.	18,946	685,087

STAG Industrial, Inc.	16,167	459,628

STORE Capital Corp.	35,125	1,100,466

Tanger Factory Outlet Centers, Inc.	8,247	112,819

Uniti Group, Inc.	29,360	204,052

Ventas, Inc.	27,488	1,104,193

VICI Properties, Inc.	65,305	1,949,354

W.P. Carey, Inc.	28,830	2,012,334

Washington Real Estate Investment Trust	6,943	121,919

Welltower, Inc.	24,066	1,547,925

Total Equity Real Estate Investment Trusts (REITs)		43,877,182

Food & Staples Retailing – 0.5%

SpartanNash Co.	10,921	316,928

Walgreens Boots Alliance, Inc.	164,098	5,152,677

Total Food & Staples Retailing		5,469,605

Food Products – 2.7%

B&G Foods, Inc.	20,810	343,157

Campbell Soup Co.	52,381	2,468,193

Conagra Brands, Inc.	91,280	2,978,467

Flowers Foods, Inc.	51,099	1,261,634

General Mills, Inc.	93,643	7,173,990

Ingredion, Inc.	10,141	816,553

J.M. Smucker Co.	15,711	2,158,849

Kellogg Co.	60,699	4,228,292

Kraft Heinz Co.	279,261	9,313,354

Total Food Products		30,742,489

Gas Utilities – 0.7%

Atmos Energy Corp.	18,593	1,893,697

National Fuel Gas Co.	19,721	1,213,828

New Jersey Resources Corp.	17,263	668,078

Northwest Natural Holding Co.	7,480	324,482

ONE Gas, Inc.	8,719	613,730

South Jersey Industries, Inc.	27,749	927,372

Spire, Inc.	10,813	673,974

UGI Corp.	47,836	1,546,538

Total Gas Utilities		7,861,699

Health Care Providers & Services – 0.4%

Cardinal Health, Inc.	56,378	3,759,285

National HealthCare Corp.	2,959	187,423

Patterson Cos., Inc.	18,916	454,362

Total Health Care Providers & Services		4,401,070

Hotels, Restaurants & Leisure – 0.3%

Cracker Barrel Old Country Store, Inc.	4,519	418,369

Darden Restaurants, Inc.	19,103	2,413,091

Total Hotels, Restaurants & Leisure		2,831,460

Household Durables – 0.2%

Ethan Allen Interiors, Inc.	8,832	186,709

Leggett & Platt, Inc.	25,356	842,326

MDC Holdings, Inc.	15,070	413,219

Newell Brands, Inc.	87,414	1,214,181

Total Household Durables		2,656,435

Household Products – 0.6%

Energizer Holdings, Inc.(a)	10,637	267,414

Kimberly-Clark Corp.	54,885	6,176,758

Reynolds Consumer Products, Inc.(a)	30,722	799,079

Total Household Products		7,243,251

Independent Power & Renewable Electricity Producers – 0.0%

Clearway Energy, Inc., Class A	11,087	322,632

Industrial Conglomerates – 0.9%

3M Co.	94,251	10,414,735

Insurance – 3.6%

Aflac, Inc.	95,055	5,342,091

Allstate Corp.	40,995	5,105,107

CNA Financial Corp.	46,418	1,712,824

Donegal Group, Inc., Class A(a)	10,103	136,289

Fidelity National Financial, Inc.	72,525	2,625,405

First American Financial Corp.	21,489	990,643

Horace Mann Educators Corp.	9,750	344,077

Mercury General Corp.	19,273	547,739

MetLife, Inc.	132,319	8,042,349

Old Republic International Corp.	80,633	1,687,649

Principal Financial Group, Inc.	47,009	3,391,699

Prudential Financial, Inc.	81,294	6,973,399

Reinsurance Group of America, Inc.	9,275	1,166,888

Safety Insurance Group, Inc.(a)	5,932	483,814

Universal Insurance Holdings, Inc.	9,455	93,132

Unum Group	51,187	1,986,056

Total Insurance		40,629,161

Leisure Products – 0.0%

Sturm Ruger & Co., Inc.(a)	6,465	328,357

Machinery – 0.0%

Trinity Industries, Inc.	14,565	310,963

Media – 0.4%

Interpublic Group of Cos., Inc.	58,862	1,506,867

Omnicom Group, Inc.	41,416	2,612,935

Sinclair Broadcast Group, Inc., Class A	9,430	170,589

Total Media		4,290,391

Metals & Mining – 0.6%

Newmont Corp.	152,194	6,396,714

SunCoke Energy, Inc.	25,496	148,132

Total Metals & Mining		6,544,846

Multi-Utilities – 3.9%

Avista Corp.	15,435	571,867

Black Hills Corp.	11,065	749,432

CMS Energy Corp.	60,001	3,494,458

Consolidated Edison, Inc.	65,901	5,651,670

Dominion Energy, Inc.	134,037	9,263,297

DTE Energy Co.	29,288	3,369,584

NiSource, Inc.	65,551	1,651,230

NorthWestern Corp.	9,182	452,489

Public Service Enterprise Group, Inc.	78,881	4,435,479

Sempra Energy	53,885	8,079,517

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2022

Investments	Shares	Value

Unitil Corp.	4,107	$190,770

WEC Energy Group, Inc.	67,765	6,060,224

Total Multi-Utilities		43,970,017

Multiline Retail – 0.0%

Franchise Group, Inc.	7,407	179,990

Oil, Gas & Consumable Fuels – 20.1%

Antero Midstream Corp.(a)	227,436	2,087,862

Chesapeake Energy Corp.(a)	16,544	1,558,610

Chevron Corp.	434,412	62,411,972

Civitas Resources, Inc.	20,180	1,158,130

Devon Energy Corp.	392,875	23,623,574

DTE Midstream LLC*	25,086	1,301,713

EOG Resources, Inc.	97,745	10,921,049

Equitrans Midstream Corp.	126,720	947,866

Exxon Mobil Corp.	1,034,054	90,283,255

HF Sinclair Corp.	33,311	1,793,464

Kinder Morgan, Inc.	762,597	12,689,614

Marathon Petroleum Corp.	111,337	11,059,104

ONEOK, Inc.	134,977	6,916,222

Sitio Royalties Corp.(a)	13,301	294,085

Total Oil, Gas & Consumable Fuels		227,046,520

Paper & Forest Products – 0.0%

Glatfelter Corp.	3,860	12,005

Personal Products – 0.0%

Nu Skin Enterprises, Inc., Class A	8,691	290,019

Pharmaceuticals – 10.8%

Bristol-Myers Squibb Co.	375,364	26,684,627

Merck & Co., Inc.	463,056	39,878,383

Organon & Co.	70,866	1,658,264

Pfizer, Inc.	1,235,764	54,077,032

Total Pharmaceuticals		122,298,306

Professional Services – 0.0%

Resources Connection, Inc.	9,530	172,207

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	16,763	259,156

Road & Rail – 0.1%

Ryder System, Inc.	11,095	837,562

Semiconductors & Semiconductor Equipment – 0.0%

NVE Corp.	3,184	148,534

Specialty Retail – 0.1%

Big 5 Sporting Goods Corp.(a)	7,817	83,954

Buckle, Inc.	14,439	457,139

Camping World Holdings, Inc., Class A	10,458	264,796

Guess?, Inc.(a)	11,589	170,011

Rent-A-Center, Inc.	8,613	150,814

Total Specialty Retail		1,126,714

Technology Hardware, Storage & Peripherals – 0.6%

Hewlett Packard Enterprise Co.	201,280	2,411,334

HP, Inc.	152,993	3,812,586

Xerox Holdings Corp.	42,862	560,635

Total Technology Hardware, Storage & Peripherals		6,784,555

Textiles, Apparel & Luxury Goods – 0.1%

Hanesbrands, Inc.(a)	58,898	409,930

Kontoor Brands, Inc.(a)	9,523	320,068

Total Textiles, Apparel & Luxury Goods		729,998

Thrifts & Mortgage Finance – 0.3%

Capitol Federal Financial, Inc.	19,880	165,004

Federal Agricultural Mortgage Corp., Class C(a)	2,283	226,337

New York Community Bancorp, Inc.(a)	125,444	1,070,037

Northfield Bancorp, Inc.(a)	12,545	179,519

Provident Financial Services, Inc.	25,491	497,075

TFS Financial Corp.	84,324	1,096,212

TrustCo Bank Corp.	5,682	178,528

UWM Holdings Corp.(a)	15,680	45,942

Total Thrifts & Mortgage Finance		3,458,654

Tobacco – 8.6%

Altria Group, Inc.	1,088,075	43,936,468

Philip Morris International, Inc.	624,185	51,813,597

Universal Corp.	12,265	564,681

Vector Group Ltd.	58,882	518,750

Total Tobacco		96,833,496

Trading Companies & Distributors – 0.1%

MSC Industrial Direct Co., Inc., Class A	8,240	599,954

Wireless Telecommunication Services – 0.0%

Telephone and Data Systems, Inc.	20,224	281,114
Total United States		1,123,708,045

Puerto Rico – 0.1%

Banks – 0.1%

First Bancorp	44,637	610,634
TOTAL COMMON STOCKS (Cost: $1,138,276,510)		1,124,318,679

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $1,236,613)	22,292	1,209,564

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $2,153,937)	2,153,937	2,153,937

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $1,141,667,060)		1,127,682,180

Other Assets less Liabilities – 0.1%		1,260,147

NET ASSETS – 100.0%		$1,128,942,327
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,679,125 and the total market value of the collateral held by the Fund was $11,039,106. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,885,169.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

September 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,605,865	$6,897,325	$6,899,304	$(329,380)	$(64,942)	$1,209,564	$25,721

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,124,318,679	$—	$—	$1,124,318,679
Exchange-Traded Fund	1,209,564	—	—	1,209,564
Investment of Cash Collateral for Securities Loaned	—	2,153,937	—	2,153,937
Total Investments in Securities	$1,125,528,243	$2,153,937	$—	$1,127,682,180

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 2.1%

General Dynamics Corp.	47,968	$10,177,371

HEICO Corp.	1,160	167,017

L3Harris Technologies, Inc.	25,767	5,355,156

Lockheed Martin Corp.	58,267	22,507,959

Northrop Grumman Corp.	27,020	12,708,046

Raytheon Technologies Corp.	230,977	18,907,777

Total Aerospace & Defense		69,823,326

Air Freight & Logistics – 0.6%

Expeditors International of Washington, Inc.	14,398	1,271,487

FedEx Corp.	18,351	2,724,573

United Parcel Service, Inc., Class B	102,044	16,484,188

Total Air Freight & Logistics		20,480,248

Automobiles – 0.2%

Ford Motor Co.	499,179	5,590,805

Banks – 6.1%

Bank of America Corp.	1,046,647	31,608,739

Citigroup, Inc.	412,773	17,200,251

Citizens Financial Group, Inc.	76,171	2,617,236

Fifth Third Bancorp	149,169	4,767,441

First Republic Bank	7,743	1,010,849

JPMorgan Chase & Co.	722,118	75,461,331

KeyCorp	174,454	2,794,753

M&T Bank Corp.	26,092	4,600,541

PNC Financial Services Group, Inc.	65,798	9,831,537

Regions Financial Corp.	239,252	4,801,788

Signature Bank	450	67,950

Truist Financial Corp.	301,450	13,125,133

U.S. Bancorp	328,538	13,246,652

Wells Fargo & Co.	414,459	16,669,541

Total Banks		197,803,742

Beverages – 4.4%

Brown-Forman Corp., Class B	38,944	2,592,502

Coca-Cola Co.	1,304,703	73,089,462

Constellation Brands, Inc., Class A	13,774	3,163,612

Keurig Dr. Pepper, Inc.	178,934	6,409,416

PepsiCo, Inc.	358,366	58,506,833

Total Beverages		143,761,825

Biotechnology – 4.1%

AbbVie, Inc.	540,851	72,587,612

Amgen, Inc.	125,002	28,175,451

Gilead Sciences, Inc.	506,184	31,226,491

Total Biotechnology		131,989,554

Building Products – 0.0%

Carrier Global Corp.	35,532	1,263,518

Capital Markets – 3.9%

Ameriprise Financial, Inc.	13,624	3,432,567

Bank of New York Mellon Corp.	121,187	4,668,123

BlackRock, Inc.	19,627	10,800,345

Blackstone, Inc.	213,362	17,858,399

Carlyle Group, Inc.	51,608	1,333,551

Charles Schwab Corp.	101,384	7,286,468

CME Group, Inc.	40,210	7,122,397

FactSet Research Systems, Inc.	1,451	580,560

Goldman Sachs Group, Inc.	46,239	13,550,339

Intercontinental Exchange, Inc.	38,685	3,495,190

KKR & Co., Inc.	54,289	2,334,427

Moody’s Corp.	14,531	3,532,631

Morgan Stanley	324,857	25,666,952

MSCI, Inc.	4,534	1,912,396

Nasdaq, Inc.	70,239	3,981,146

Northern Trust Corp.	36,437	3,117,550

Raymond James Financial, Inc.	18,012	1,779,946

S&P Global, Inc.	15,706	4,795,827

State Street Corp.	50,490	3,070,297

T. Rowe Price Group, Inc.	49,372	5,184,554

Total Capital Markets		125,503,665

Chemicals – 1.2%

Air Products and Chemicals, Inc.	27,201	6,330,489

Albemarle Corp.	6,859	1,813,794

Corteva, Inc.	51,129	2,922,022

Dow, Inc.	250,872	11,020,807

DuPont de Nemours, Inc.	67,828	3,418,531

Ecolab, Inc.	16,271	2,349,858

International Flavors & Fragrances, Inc.	31,838	2,891,846

PPG Industries, Inc.	23,254	2,573,985

Sherwin-Williams Co.	19,962	4,087,219

Total Chemicals		37,408,551

Commercial Services & Supplies – 0.6%

Cintas Corp.	9,212	3,576,006

Republic Services, Inc.	50,756	6,904,846

Waste Management, Inc.	53,659	8,596,709

Total Commercial Services & Supplies		19,077,561

Communications Equipment – 1.0%

Cisco Systems, Inc.	738,613	29,544,520

Motorola Solutions, Inc.	18,176	4,070,879

Ubiquiti, Inc.(a)	1,247	366,069

Total Communications Equipment		33,981,468

Construction Materials – 0.0%

Martin Marietta Materials, Inc.	3,531	1,137,300

Consumer Finance – 0.6%

American Express Co.	61,071	8,239,088

Capital One Financial Corp.	41,011	3,779,984

Discover Financial Services	42,053	3,823,459

Synchrony Financial	91,967	2,592,550

Total Consumer Finance		18,435,081

Containers & Packaging – 0.2%

Avery Dennison Corp.	12,178	1,981,361

Ball Corp.	11,421	551,863

International Paper Co.	108,186	3,429,496

Total Containers & Packaging		5,962,720

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2022

Investments	Shares	Value

Distributors – 0.2%

Genuine Parts Co.	31,340	$4,679,689

Pool Corp.	1,680	534,593

Total Distributors		5,214,282

Diversified Financial Services – 0.1%

Apollo Global Management, Inc.	58,776	2,733,084

Diversified Telecommunication Services – 1.6%

Verizon Communications, Inc.	1,402,646	53,258,469

Electric Utilities – 4.2%

American Electric Power Co., Inc.	123,861	10,707,784

Avangrid, Inc.	84,162	3,509,555

Duke Energy Corp.	197,586	18,379,450

Edison International	91,609	5,183,237

Entergy Corp.	48,446	4,875,121

Eversource Energy	58,371	4,550,603

Exelon Corp.	260,807	9,769,830

FirstEnergy Corp.	214,333	7,930,321

NextEra Energy, Inc.	346,108	27,138,328

PPL Corp.	265,445	6,729,031

Southern Co.	427,322	29,057,896

Xcel Energy, Inc.	116,041	7,426,624

Total Electric Utilities		135,257,780

Electrical Equipment – 0.3%

AMETEK, Inc.	9,815	1,113,119

Emerson Electric Co.	93,742	6,863,790

Rockwell Automation, Inc.	13,074	2,812,348

Total Electrical Equipment		10,789,257

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	47,303	3,167,409

CDW Corp.	10,740	1,676,299

Corning, Inc.	123,226	3,576,019

Total Electronic Equipment, Instruments & Components		8,419,727

Energy Equipment & Services – 0.2%

Baker Hughes Co.	213,869	4,482,694

Halliburton Co.	72,540	1,785,935

Total Energy Equipment & Services		6,268,629

Entertainment – 0.1%

Activision Blizzard, Inc.	38,131	2,834,658

Electronic Arts, Inc.	10,818	1,251,751

Total Entertainment		4,086,409

Equity Real Estate Investment Trusts (REITs) – 4.8%

Alexandria Real Estate Equities, Inc.	27,376	3,837,841

American Tower Corp.	84,512	18,144,726

AvalonBay Communities, Inc.	36,443	6,712,436

Boston Properties, Inc.	35,738	2,679,278

Camden Property Trust	8,720	1,041,604

Crown Castle International Corp.	134,051	19,377,072

Digital Realty Trust, Inc.	58,162	5,768,507

Duke Realty Corp.	56,388	2,717,902

Equinix, Inc.	8,577	4,878,941

Equity Residential	103,580	6,962,648

Essex Property Trust, Inc.	12,875	3,118,711

Extra Space Storage, Inc.	37,215	6,427,403

Healthpeak Properties, Inc.	157,119	3,601,167

Invitation Homes, Inc.	77,016	2,600,830

Mid-America Apartment Communities, Inc.	25,554	3,962,659

Prologis, Inc.	85,083	8,644,433

Public Storage	43,875	12,847,039

Realty Income Corp.	150,228	8,743,270

SBA Communications Corp.	5,603	1,594,894

Simon Property Group, Inc.	135,379	12,150,265

Sun Communities, Inc.	16,025	2,168,663

UDR, Inc.	38,587	1,609,464

Ventas, Inc.	82,255	3,304,183

VICI Properties, Inc.	211,689	6,318,917

Welltower, Inc.	84,472	5,433,239

Weyerhaeuser Co.	111,455	3,183,155

Total Equity Real Estate Investment Trusts (REITs)		157,829,247

Food & Staples Retailing – 2.1%

Costco Wholesale Corp.	27,957	13,203,252

Kroger Co.	117,002	5,118,837

Sysco Corp.	87,111	6,159,619

Walgreens Boots Alliance, Inc.	209,572	6,580,561

Walmart, Inc.	296,478	38,453,197

Total Food & Staples Retailing		69,515,466

Food Products – 2.0%

Archer-Daniels-Midland Co.	128,151	10,309,748

General Mills, Inc.	143,305	10,978,596

Hershey Co.	25,124	5,539,088

Hormel Foods Corp.	74,376	3,379,645

Kellogg Co.	98,821	6,883,871

Kraft Heinz Co.	352,293	11,748,972

McCormick & Co., Inc., Non-Voting Shares	31,838	2,269,094

Mondelez International, Inc., Class A	201,487	11,047,532

Tyson Foods, Inc., Class A	55,016	3,627,205

Total Food Products		65,783,751

Health Care Equipment & Supplies – 1.2%

Abbott Laboratories	237,286	22,959,793

Baxter International, Inc.	40,580	2,185,639

Becton Dickinson and Co.	26,418	5,886,723

Cooper Cos., Inc.	100	26,390

ResMed, Inc.	7,402	1,615,857

Stryker Corp.	25,025	5,068,563

Zimmer Biomet Holdings, Inc.	10,255	1,072,160

Total Health Care Equipment & Supplies		38,815,125

Health Care Providers & Services – 2.8%

AmerisourceBergen Corp.	23,291	3,151,971

Cigna Corp.	38,629	10,718,389

CVS Health Corp.	199,027	18,981,205

Elevance Health, Inc.	19,280	8,757,747

HCA Healthcare, Inc.	13,738	2,524,907

Humana, Inc.	5,619	2,726,282

McKesson Corp.	8,309	2,823,980

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2022

Investments	Shares	Value

Quest Diagnostics, Inc.	20,752	$2,546,063

UnitedHealth Group, Inc.	80,178	40,493,097

Total Health Care Providers & Services		92,723,641

Hotels, Restaurants & Leisure – 1.7%

Darden Restaurants, Inc.	20,701	2,614,950

Domino’s Pizza, Inc.	2,709	840,332

McDonald’s Corp.	155,884	35,968,674

MGM Resorts International	11,315	336,282

Starbucks Corp.	129,506	10,912,176

Yum! Brands, Inc.	48,574	5,165,359

Total Hotels, Restaurants & Leisure		55,837,773

Household Durables – 0.1%

D.R. Horton, Inc.	27,316	1,839,733

Lennar Corp., Class A	19,857	1,480,339

Total Household Durables		3,320,072

Household Products – 2.9%

Church & Dwight Co., Inc.	20,014	1,429,800

Clorox Co.	25,233	3,239,665

Colgate-Palmolive Co.	180,394	12,672,678

Kimberly-Clark Corp.	82,098	9,239,309

Procter & Gamble Co.	546,855	69,040,444

Total Household Products		95,621,896

Industrial Conglomerates – 0.9%

3M Co.	132,685	14,661,692

General Electric Co.	16,369	1,013,405

Honeywell International, Inc.	82,243	13,732,114

Total Industrial Conglomerates		29,407,211

Insurance – 2.3%

Aflac, Inc.	125,250	7,039,050

Allstate Corp.	54,917	6,838,814

American International Group, Inc.	128,051	6,079,861

Arthur J Gallagher & Co.	22,253	3,810,159

Brown & Brown, Inc.	14,089	852,103

Cincinnati Financial Corp.	31,390	2,811,602

Hartford Financial Services Group, Inc.	40,140	2,486,271

Marsh & McLennan Cos., Inc.	68,901	10,286,230

MetLife, Inc.	196,174	11,923,456

Principal Financial Group, Inc.	53,231	3,840,617

Progressive Corp.	23,294	2,706,996

Prudential Financial, Inc.	102,592	8,800,342

Travelers Cos., Inc.	39,669	6,077,291

Total Insurance		73,552,792

Internet & Direct Marketing Retail – 0.1%

eBay, Inc.	61,446	2,261,827

IT Services – 1.5%

Automatic Data Processing, Inc.	54,317	12,285,962

Broadridge Financial Solutions, Inc.	14,827	2,139,833

Cognizant Technology Solutions Corp., Class A	41,031	2,356,821

MasterCard, Inc., Class A	35,397	10,064,783

Paychex, Inc.	70,752	7,939,082

SS&C Technologies Holdings, Inc.	11,067	528,449

Visa, Inc., Class A	77,542	13,775,336

Total IT Services		49,090,266

Life Sciences Tools & Services – 0.3%

Agilent Technologies, Inc.	18,766	2,281,007

Bio-Techne Corp.	1,647	467,748

Danaher Corp.	16,849	4,351,928

PerkinElmer, Inc.	1,260	151,616

Thermo Fisher Scientific, Inc.	6,931	3,515,334

West Pharmaceutical Services, Inc.	834	205,231

Total Life Sciences Tools & Services		10,972,864

Machinery – 1.6%

Caterpillar, Inc.	80,310	13,177,265

Cummins, Inc.	23,980	4,880,170

Deere & Co.	24,703	8,248,085

Dover Corp.	23,259	2,711,534

Fortive Corp.	10,684	622,877

IDEX Corp.	1,396	278,991

Illinois Tool Works, Inc.	66,210	11,960,837

Ingersoll Rand, Inc.	3,680	159,197

Otis Worldwide Corp.	46,016	2,935,821

PACCAR, Inc.	35,592	2,978,694

Parker-Hannifin Corp.	11,694	2,833,573

Stanley Black & Decker, Inc.	17,483	1,314,896

Westinghouse Air Brake Technologies Corp.	9,041	735,485

Xylem, Inc.	8,204	716,701

Total Machinery		53,554,126

Media – 0.6%

Comcast Corp., Class A	573,392	16,817,587

Fox Corp., Class A	48,476	1,487,244

Sirius XM Holdings, Inc.(a)	243,907	1,392,709

Total Media		19,697,540

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	58,045	1,586,370

Newmont Corp.	193,003	8,111,916

Nucor Corp.	37,542	4,016,618

Total Metals & Mining		13,714,904

Multi-Utilities – 1.8%

Ameren Corp.	42,799	3,447,459

CMS Energy Corp.	69,809	4,065,676

Consolidated Edison, Inc.	83,754	7,182,743

Dominion Energy, Inc.	179,261	12,388,728

DTE Energy Co.	44,277	5,094,069

Public Service Enterprise Group, Inc.	115,911	6,517,675

Sempra Energy	72,772	10,911,434

WEC Energy Group, Inc.	87,667	7,840,060

Total Multi-Utilities		57,447,844

Multiline Retail – 0.4%

Dollar General Corp.	10,122	2,427,863

Target Corp.	73,440	10,897,762

Total Multiline Retail		13,325,625

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2022

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 10.7%

Cheniere Energy, Inc.	30,388	$5,041,673

Chevron Corp.	587,195	84,362,306

ConocoPhillips	219,919	22,506,510

Devon Energy Corp.	529,569	31,842,984

Diamondback Energy, Inc.	15,380	1,852,675

EOG Resources, Inc.	131,938	14,741,433

Exxon Mobil Corp.	1,589,617	138,789,460

Hess Corp.	22,523	2,454,782

Kinder Morgan, Inc.	1,013,263	16,860,696

Marathon Petroleum Corp.	150,100	14,909,433

Occidental Petroleum Corp.	25,721	1,580,555

ONEOK, Inc.	171,592	8,792,374

Pioneer Natural Resources Co.	20,692	4,480,439

Total Oil, Gas & Consumable Fuels		348,215,320

Personal Products – 0.1%

Estee Lauder Cos., Inc., Class A	8,532	1,842,059

Pharmaceuticals – 9.4%

Bristol-Myers Squibb Co.	489,455	34,795,356

Eli Lilly & Co.	90,288	29,194,625

Johnson & Johnson	676,530	110,517,941

Merck & Co., Inc.	638,291	54,969,621

Pfizer, Inc.	1,679,444	73,492,469

Zoetis, Inc.	17,630	2,614,353

Total Pharmaceuticals		305,584,365

Professional Services – 0.1%

Equifax, Inc.	7,332	1,256,925

Jacobs Solutions, Inc.	3,424	371,470

TransUnion	5,439	323,566

Verisk Analytics, Inc.	8,604	1,467,240

Total Professional Services		3,419,201

Road & Rail – 1.0%

CSX Corp.	159,505	4,249,213

JB Hunt Transport Services, Inc.	3,028	473,640

Norfolk Southern Corp.	25,528	5,351,945

Old Dominion Freight Line, Inc.	2,853	709,741

Union Pacific Corp.	107,098	20,864,832

Total Road & Rail		31,649,371

Semiconductors & Semiconductor Equipment – 3.5%

Analog Devices, Inc.	49,685	6,923,108

Applied Materials, Inc.	45,753	3,748,543

Broadcom, Inc.	70,722	31,401,275

Entegris, Inc.	1,109	92,069

Intel Corp.	713,071	18,375,840

KLA Corp.	13,099	3,964,150

Lam Research Corp.	9,659	3,535,194

Marvell Technology, Inc.	6,980	299,512

Microchip Technology, Inc.	38,168	2,329,393

Micron Technology, Inc.	26,968	1,351,097

Monolithic Power Systems, Inc.	816	296,534

NVIDIA Corp.	15,463	1,877,054

QUALCOMM, Inc.	119,973	13,554,550

Skyworks Solutions, Inc.	16,630	1,418,040

Teradyne, Inc.	2,823	212,149

Texas Instruments, Inc.	148,817	23,033,895

Total Semiconductors & Semiconductor Equipment		112,412,403

Software – 4.7%

Intuit, Inc.	9,489	3,675,280

Microsoft Corp.	563,877	131,326,953

Oracle Corp.	270,502	16,519,557

Roper Technologies, Inc.	4,200	1,510,488

Total Software		153,032,278

Specialty Retail – 2.3%

Bath & Body Works, Inc.	4,274	139,333

Best Buy Co., Inc.	48,623	3,079,781

Home Depot, Inc.	165,821	45,756,647

Lowe’s Cos., Inc.	85,962	16,144,523

Ross Stores, Inc.	16,931	1,426,775

TJX Cos., Inc.	113,294	7,037,823

Tractor Supply Co.	7,767	1,443,730

Total Specialty Retail		75,028,612

Technology Hardware, Storage & Peripherals – 4.0%

Apple, Inc.	865,276	119,581,143

Hewlett Packard Enterprise Co.	273,789	3,279,992

HP, Inc.	209,352	5,217,052

NetApp, Inc.	37,902	2,344,239

Total Technology Hardware, Storage & Peripherals		130,422,426

Textiles, Apparel & Luxury Goods – 0.2%

NIKE, Inc., Class B	56,187	4,670,263

VF Corp.	59,346	1,775,039

Total Textiles, Apparel & Luxury Goods		6,445,302

Tobacco – 4.0%

Altria Group, Inc.	1,469,459	59,336,754

Philip Morris International, Inc.	839,503	69,687,144

Total Tobacco		129,023,898

Trading Companies & Distributors – 0.2%

Fastenal Co.	86,042	3,961,374

W.W. Grainger, Inc.	4,552	2,226,793

Total Trading Companies & Distributors		6,188,167

Water Utilities – 0.1%

American Water Works Co., Inc.	24,689	3,213,520
TOTAL COMMON STOCKS (Cost: $2,856,524,727)		3,247,195,893

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree U.S. Total Dividend Fund(b) (Cost: $102,700)	1,756	95,281

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

September 30, 2022

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $204,309)	204,309	$204,309

TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $2,856,831,736)		3,247,495,483

Other Assets less Liabilities – 0.2%		7,807,959

NET ASSETS – 100.0%		$3,255,303,442
(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $218,288 and the total market value of the collateral held by the Fund was $224,427. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,118.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree U.S. Total Dividend Fund	$1,685,016	$17,095,733	$18,016,272	$(609,447)	$(59,749)	$95,281	$61,799

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,247,195,893	$—	$—	$3,247,195,893
Exchange-Traded Fund	95,281	—	—	95,281
Investment of Cash Collateral for Securities Loaned	—	204,309	—	204,309
Total Investments in Securities	$3,247,291,174	$204,309	$—	$3,247,495,483

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.7%

Axon Enterprise, Inc.*	787	$91,095

General Dynamics Corp.	6,017	1,276,627

HEICO Corp.	919	132,318

L3Harris Technologies, Inc.	4,470	929,000

Lockheed Martin Corp.	6,564	2,535,608

Northrop Grumman Corp.	4,231	1,989,924

Raytheon Technologies Corp.	26,561	2,174,283

Textron, Inc.	3,279	191,034

TransDigm Group, Inc.	335	175,815

Total Aerospace & Defense		9,495,704

Air Freight & Logistics – 0.8%

C.H. Robinson Worldwide, Inc.	2,583	248,769

Expeditors International of Washington, Inc.	3,276	289,303

FedEx Corp.	6,803	1,010,041

United Parcel Service, Inc., Class B	17,442	2,817,581

Total Air Freight & Logistics		4,365,694

Automobiles – 1.6%

Ford Motor Co.	145,197	1,626,206

General Motors Co.	69,985	2,245,819

Tesla, Inc.*	19,578	5,193,065

Total Automobiles		9,065,090

Banks – 6.9%

Bank of America Corp.	287,889	8,694,248

Citigroup, Inc.	105,934	4,414,270

Citizens Financial Group, Inc.	15,347	527,323

Fifth Third Bancorp	20,477	654,445

First Republic Bank	1,373	179,245

JPMorgan Chase & Co.	111,615	11,663,768

KeyCorp	37,447	599,901

M&T Bank Corp.	3,728	657,321

PNC Financial Services Group, Inc.	9,794	1,463,419

Regions Financial Corp.	35,246	707,387

Signature Bank	579	87,429

SVB Financial Group*	684	229,674

Truist Financial Corp.	34,643	1,508,356

U.S. Bancorp	46,089	1,858,308

Wells Fargo & Co.	130,762	5,259,248

Western Alliance Bancorp	1,856	122,013

Total Banks		38,626,355

Beverages – 1.5%

Brown-Forman Corp., Class B	3,576	238,054

Coca-Cola Co.	58,569	3,281,036

Constellation Brands, Inc., Class A	2,986	685,825

Keurig Dr. Pepper, Inc.	22,148	793,341

Monster Beverage Corp.*	6,195	538,717

PepsiCo, Inc.	18,226	2,975,577

Total Beverages		8,512,550

Biotechnology – 3.4%

AbbVie, Inc.	45,371	6,089,242

Amgen, Inc.	16,558	3,732,173

BioMarin Pharmaceutical, Inc.*	1,082	91,721

Gilead Sciences, Inc.	56,876	3,508,680

Incyte Corp.*	2,486	165,667

Moderna, Inc.*	9,006	1,064,960

Regeneron Pharmaceuticals, Inc.*	3,880	2,672,816

Vertex Pharmaceuticals, Inc.*	5,494	1,590,733

Total Biotechnology		18,915,992

Building Products – 0.2%

Builders FirstSource, Inc.*	7,581	446,672

Carlisle Cos., Inc.	558	156,469

Carrier Global Corp.	12,503	444,607

Fortune Brands Home & Security, Inc.	1,614	86,655

Masco Corp.	4,465	208,471

Trex Co., Inc.*	534	23,464

Total Building Products		1,366,338

Capital Markets – 3.5%

Ameriprise Financial, Inc.	2,854	719,065

Bank of New York Mellon Corp.	21,450	826,254

BlackRock, Inc.	2,388	1,314,069

Cboe Global Markets, Inc.	994	116,666

Charles Schwab Corp.	25,750	1,850,652

CME Group, Inc.	3,333	590,374

Coinbase Global, Inc., Class A*	2,654	171,156

FactSet Research Systems, Inc.	247	98,827

Franklin Resources, Inc.	15,787	339,736

Goldman Sachs Group, Inc.	17,154	5,026,980

Intercontinental Exchange, Inc.	7,162	647,087

LPL Financial Holdings, Inc.	646	141,138

MarketAxess Holdings, Inc.	148	32,929

Moody’s Corp.	1,580	384,114

Morgan Stanley	54,143	4,277,838

Morningstar, Inc.	244	51,806

MSCI, Inc.	404	170,403

Nasdaq, Inc.	4,482	254,040

Northern Trust Corp.	3,151	269,600

Raymond James Financial, Inc.	4,179	412,969

S&P Global, Inc.	2,406	734,672

State Street Corp.	9,072	551,668

T. Rowe Price Group, Inc.	4,276	449,023

Total Capital Markets		19,431,066

Chemicals – 1.4%

Air Products and Chemicals, Inc.	2,555	594,625

Albemarle Corp.	845	223,452

Celanese Corp.	4,025	363,618

CF Industries Holdings, Inc.	3,722	358,243

Corteva, Inc.	11,758	671,970

Dow, Inc.	38,725	1,701,189

DuPont de Nemours, Inc.	11,671	588,218

Eastman Chemical Co.	3,558	252,796

Ecolab, Inc.	1,667	240,748

FMC Corp.	2,587	273,446

International Flavors & Fragrances, Inc.	2,759	250,600

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2022

Investments	Shares	Value

Mosaic Co.	14,788	$714,704

PPG Industries, Inc.	3,249	359,632

RPM International, Inc.	1,346	112,135

Sherwin-Williams Co.	2,386	488,533

Westlake Corp.	5,528	480,273

Total Chemicals		7,674,182

Commercial Services & Supplies – 0.3%

Cintas Corp.	813	315,598

Copart, Inc.*	1,948	207,267

Republic Services, Inc.	3,166	430,703

Rollins, Inc.	3,580	124,154

Waste Management, Inc.	4,208	674,164

Total Commercial Services & Supplies		1,751,886

Communications Equipment – 1.0%

Arista Networks, Inc.*	3,540	399,631

Cisco Systems, Inc.	92,002	3,680,080

F5, Inc.*	1,961	283,816

Motorola Solutions, Inc.	2,858	640,106

Ubiquiti, Inc.(a)	1,361	399,535

Total Communications Equipment		5,403,168

Construction & Engineering – 0.1%

Quanta Services, Inc.	1,974	251,468

Construction Materials – 0.0%

Martin Marietta Materials, Inc.	461	148,484

Consumer Finance – 1.2%

Ally Financial, Inc.	18,819	523,733

American Express Co.	17,046	2,299,676

Capital One Financial Corp.	21,282	1,961,562

Discover Financial Services	14,223	1,293,155

Synchrony Financial	27,809	783,936

Upstart Holdings, Inc.*(a)	502	10,436

Total Consumer Finance		6,872,498

Containers & Packaging – 0.3%

Avery Dennison Corp.	983	159,934

Ball Corp.	4,325	208,984

Crown Holdings, Inc.	3,091	250,464

International Paper Co.	11,470	363,599

Packaging Corp. of America	1,865	209,421

Westrock Co.	6,056	187,070

Total Containers & Packaging		1,379,472

Distributors – 0.1%

Genuine Parts Co.	2,509	374,644

LKQ Corp.	6,294	296,762

Pool Corp.	271	86,235

Total Distributors		757,641

Diversified Financial Services – 1.6%

Berkshire Hathaway, Inc., Class B*	32,481	8,673,077

Diversified Telecommunication Services – 1.7%

AT&T, Inc.	279,935	4,294,203

Lumen Technologies, Inc.	54,434	396,280

Verizon Communications, Inc.	132,192	5,019,330

Total Diversified Telecommunication Services		9,709,813

Electric Utilities – 1.7%

Alliant Energy Corp.	3,133	166,018

American Electric Power Co., Inc.	10,014	865,710

Avangrid, Inc.	4,681	195,198

Constellation Energy Corp.	5,743	477,760

Duke Energy Corp.	14,909	1,386,835

Edison International	9,214	521,328

Entergy Corp.	3,983	400,809

Evergy, Inc.	3,821	226,968

Eversource Energy	5,562	433,614

Exelon Corp.	17,668	661,843

FirstEnergy Corp.	11,758	435,046

NextEra Energy, Inc.	20,420	1,601,132

PPL Corp.	13,117	332,516

Southern Co.	20,720	1,408,960

Xcel Energy, Inc.	8,357	534,848

Total Electric Utilities		9,648,585

Electrical Equipment – 0.2%

AMETEK, Inc.	2,510	284,659

Emerson Electric Co.	10,165	744,281

Generac Holdings, Inc.*	441	78,560

Rockwell Automation, Inc.	874	188,006

Total Electrical Equipment		1,295,506

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	7,116	476,487

CDW Corp.	2,682	418,606

Cognex Corp.	3,660	151,707

Corning, Inc.	22,279	646,537

Keysight Technologies, Inc.*	3,167	498,359

Teledyne Technologies, Inc.*	780	263,227

Trimble, Inc.*	5,334	289,476

Zebra Technologies Corp., Class A*	993	260,176

Total Electronic Equipment, Instruments & Components		3,004,575

Energy Equipment & Services – 0.1%

Baker Hughes Co.	5,073	106,330

Halliburton Co.	13,199	324,959

Total Energy Equipment & Services		431,289

Entertainment – 0.9%

Electronic Arts, Inc.	5,552	642,422

Liberty Media Corp. – Liberty Formula One, Class C*	1,063	62,185

Netflix, Inc.*	8,155	1,920,013

ROBLOX Corp., Class A*	2,478	88,812

Roku, Inc.*	542	30,569

Take-Two Interactive Software, Inc.*	1,007	109,763

Walt Disney Co.*	10,687	1,008,105

Warner Bros Discovery, Inc.*	84,251	968,886

Total Entertainment		4,830,755

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2022

Investments	Shares	Value

Equity Real Estate Investment Trusts (REITs) – 1.3%

Alexandria Real Estate Equities, Inc.	1,760	$246,734

American Homes 4 Rent, Class A	1,743	57,188

American Tower Corp.	3,246	696,916

AvalonBay Communities, Inc.	1,408	259,340

Boston Properties, Inc.	590	44,232

Camden Property Trust	443	52,916

Crown Castle International Corp.	2,387	345,041

CubeSmart	2,048	82,043

Digital Realty Trust, Inc.	1,602	158,886

Duke Realty Corp.	4,906	236,469

Equinix, Inc.	532	302,623

Equity LifeStyle Properties, Inc.	950	59,698

Equity Residential	4,549	305,784

Essex Property Trust, Inc.	282	68,309

Extra Space Storage, Inc.	965	166,665

Healthpeak Properties, Inc.	6,598	151,226

Invitation Homes, Inc.	3,149	106,342

Iron Mountain, Inc.	2,828	124,347

Kimco Realty Corp.	5,837	107,459

Medical Properties Trust, Inc.	5,002	59,324

Mid-America Apartment Communities, Inc.	834	129,328

Prologis, Inc.	4,688	476,301

Public Storage	1,517	444,193

Realty Income Corp.	3,699	215,282

Regency Centers Corp.	1,721	92,676

SBA Communications Corp.	546	155,419

Simon Property Group, Inc.	3,904	350,384

Sun Communities, Inc.	832	112,595

UDR, Inc.	2,381	99,311

Ventas, Inc.	2,711	108,901

VICI Properties, Inc.	12,897	384,975

W.P. Carey, Inc.	1,992	139,042

Welltower, Inc.	2,703	173,857

Weyerhaeuser Co.	23,661	675,758

Total Equity Real Estate Investment Trusts (REITs)		7,189,564

Food & Staples Retailing – 1.8%

Albertsons Cos., Inc., Class A	13,108	325,865

Costco Wholesale Corp.	3,288	1,552,824

Kroger Co.	20,509	897,269

Sysco Corp.	4,747	335,660

Walgreens Boots Alliance, Inc.	33,193	1,042,260

Walmart, Inc.	45,312	5,876,966

Total Food & Staples Retailing		10,030,844

Food Products – 1.5%

Archer-Daniels-Midland Co.	16,310	1,312,139

Campbell Soup Co.	7,285	343,269

Conagra Brands, Inc.	12,863	419,720

General Mills, Inc.	12,410	950,730

Hershey Co.	2,814	620,403

Hormel Foods Corp.	7,115	323,306

J.M. Smucker Co.	2,231	306,562

Kellogg Co.	7,425	517,225

Kraft Heinz Co.	38,344	1,278,772

McCormick & Co., Inc., Non-Voting Shares	2,636	187,868

Mondelez International, Inc., Class A	23,058	1,264,270

Tyson Foods, Inc., Class A	12,368	815,422

Total Food Products		8,339,686

Gas Utilities – 0.0%

Atmos Energy Corp.	2,360	240,366

Health Care Equipment & Supplies – 1.6%

Abbott Laboratories	26,401	2,554,561

ABIOMED, Inc.*	342	84,016

Align Technology, Inc.*	570	118,053

Baxter International, Inc.	6,973	375,566

Becton Dickinson and Co.	5,675	1,264,560

Boston Scientific Corp.*	17,883	692,609

Cooper Cos., Inc.	625	164,937

Dexcom, Inc.*	2,682	216,008

Edwards Lifesciences Corp.*	4,051	334,734

Embecta Corp.	1,096	31,554

Hologic, Inc.*	10,118	652,813

IDEXX Laboratories, Inc.*	432	140,746

Insulet Corp.*	523	119,976

Intuitive Surgical, Inc.*	2,270	425,489

Masimo Corp.*	133	18,774

ResMed, Inc.	965	210,659

Stryker Corp.	5,083	1,029,511

Teleflex, Inc.	693	139,612

Zimmer Biomet Holdings, Inc.	4,555	476,225

Zimvie, Inc.*	423	4,175

Total Health Care Equipment & Supplies		9,054,578

Health Care Providers & Services – 4.4%

AmerisourceBergen Corp.	5,703	771,787

Cardinal Health, Inc.	11,398	760,019

Centene Corp.*	13,121	1,020,945

Cigna Corp.	11,571	3,210,605

CVS Health Corp.	40,224	3,836,163

Elevance Health, Inc.	5,125	2,327,980

HCA Healthcare, Inc.	9,423	1,731,853

Humana, Inc.	1,807	876,738

Laboratory Corp. of America Holdings	3,667	751,038

McKesson Corp.	5,401	1,835,638

Molina Healthcare, Inc.*	571	188,339

Quest Diagnostics, Inc.	4,619	566,705

UnitedHealth Group, Inc.	13,011	6,571,076

Total Health Care Providers & Services		24,448,886

Health Care Technology – 0.0%

Veeva Systems, Inc., Class A*	890	146,743

Hotels, Restaurants & Leisure – 0.9%

Booking Holdings, Inc.*	218	358,220

Chipotle Mexican Grill, Inc.*	155	232,928

Darden Restaurants, Inc.	1,776	224,344

Domino’s Pizza, Inc.	345	107,019

Hilton Worldwide Holdings, Inc.	1,447	174,537

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2022

Investments	Shares	Value

Marriott International, Inc., Class A	1,865	$261,361

McDonald’s Corp.	9,207	2,124,423

MGM Resorts International	3,364	99,978

Starbucks Corp.	12,451	1,049,121

Vail Resorts, Inc.	143	30,837

Yum! Brands, Inc.	3,573	379,953

Total Hotels, Restaurants & Leisure		5,042,721

Household Durables – 0.5%

D.R. Horton, Inc.	13,396	902,221

Lennar Corp., Class A	11,868	884,759

NVR, Inc.*	74	295,044

PulteGroup, Inc.	10,916	409,350

Whirlpool Corp.	2,592	349,427

Total Household Durables		2,840,801

Household Products – 1.1%

Church & Dwight Co., Inc.	2,300	164,312

Clorox Co.	1,299	166,779

Colgate-Palmolive Co.	11,642	817,850

Kimberly-Clark Corp.	5,755	647,668

Procter & Gamble Co.	34,833	4,397,666

Total Household Products		6,194,275

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	15,701	354,843

Industrial Conglomerates – 0.6%

3M Co.	11,243	1,242,351

General Electric Co.	7,960	492,804

Honeywell International, Inc.	10,141	1,693,243

Total Industrial Conglomerates		3,428,398

Insurance – 2.7%

Aflac, Inc.	24,054	1,351,835

Allstate Corp.	14,331	1,784,639

American International Group, Inc.	24,561	1,166,156

Arthur J Gallagher & Co.	1,807	309,395

Brown & Brown, Inc.	1,612	97,494

Cincinnati Financial Corp.	2,246	201,174

Fidelity National Financial, Inc.	14,158	512,520

Hartford Financial Services Group, Inc.	9,865	611,038

Lincoln National Corp.	7,640	335,472

Loews Corp.	6,401	319,026

Markel Corp.*	273	295,992

Marsh & McLennan Cos., Inc.	5,800	865,882

MetLife, Inc.	43,695	2,655,782

Principal Financial Group, Inc.	8,177	589,971

Progressive Corp.	8,421	978,604

Prudential Financial, Inc.	19,450	1,668,421

Travelers Cos., Inc.	7,628	1,168,610

W.R. Berkley Corp.	3,547	229,065

Total Insurance		15,141,076

Interactive Media & Services – 7.2%

Alphabet, Inc., Class A*	260,067	24,875,408

Match Group, Inc.*	2,103	100,418

Meta Platforms, Inc., Class A*	109,765	14,892,915

Pinterest, Inc., Class A*	5,972	139,148

Snap, Inc., Class A*	5,401	53,038

Twitter, Inc.*	4,406	193,159

Total Interactive Media & Services		40,254,086

Internet & Direct Marketing Retail – 3.4%

Amazon.com, Inc.*	161,196	18,215,148

eBay, Inc.	14,170	521,598

Etsy, Inc.*	887	88,815

Wayfair, Inc., Class A*(a)	102	3,320

Total Internet & Direct Marketing Retail		18,828,881

IT Services – 3.1%

Akamai Technologies, Inc.*	4,704	377,825

Automatic Data Processing, Inc.	3,932	889,379

Block, Inc.*	2,717	149,408

Broadridge Financial Solutions, Inc.	1,141	164,669

Cloudflare, Inc., Class A*	1,324	73,230

Cognizant Technology Solutions Corp., Class A	10,233	587,784

EPAM Systems, Inc.*	617	223,471

Fiserv, Inc.*	13,787	1,290,050

FleetCor Technologies, Inc.*	2,587	455,752

Gartner, Inc.*	1,217	336,732

GoDaddy, Inc., Class A*	3,289	233,124

International Business Machines Corp.	24,824	2,949,339

MasterCard, Inc., Class A	8,088	2,299,742

MongoDB, Inc.*	375	74,460

Paychex, Inc.	3,143	352,676

PayPal Holdings, Inc.*	26,235	2,258,046

SS&C Technologies Holdings, Inc.	7,824	373,596

VeriSign, Inc.*	1,654	287,300

Visa, Inc., Class A	22,512	3,999,257

Total IT Services		17,375,840

Leisure Products – 0.0%

Hasbro, Inc.	2,633	177,517

Life Sciences Tools & Services – 1.3%

Agilent Technologies, Inc.	2,717	330,251

Avantor, Inc.*	7,436	145,746

Bio-Rad Laboratories, Inc., Class A*	149	62,154

Bio-Techne Corp.	247	70,148

Bruker Corp.	1,257	66,696

Charles River Laboratories International, Inc.*	381	74,981

Danaher Corp.	7,857	2,029,385

IQVIA Holdings, Inc.*	2,282	413,361

Mettler-Toledo International, Inc.*	161	174,543

PerkinElmer, Inc.	2,719	327,177

Repligen Corp.*	519	97,110

Thermo Fisher Scientific, Inc.	5,871	2,977,713

Waters Corp.*	688	185,437

West Pharmaceutical Services, Inc.	440	108,275

Total Life Sciences Tools & Services		7,062,977

Machinery – 1.5%

Caterpillar, Inc.	10,464	1,716,933

Cummins, Inc.	3,762	765,605

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2022

Investments	Shares	Value

Deere & Co.	6,331	$2,113,857

Dover Corp.	1,673	195,038

Fortive Corp.	4,609	268,705

Graco, Inc.	1,258	75,417

IDEX Corp.	862	172,271

Illinois Tool Works, Inc.	4,282	773,543

Ingersoll Rand, Inc.	5,374	232,479

Nordson Corp.	551	116,961

Otis Worldwide Corp.	4,679	298,520

PACCAR, Inc.	7,345	614,703

Parker-Hannifin Corp.	2,615	633,641

Stanley Black & Decker, Inc.	3,079	231,571

Westinghouse Air Brake Technologies Corp.	3,019	245,596

Xylem, Inc.	969	84,652

Total Machinery		8,539,492

Media – 1.1%

Charter Communications, Inc., Class A*	2,448	742,601

Comcast Corp., Class A	118,175	3,466,073

Fox Corp., Class A	14,804	454,187

Interpublic Group of Cos., Inc.	8,934	228,710

Liberty Broadband Corp., Class C*	1,408	103,910

News Corp., Class A	4,505	68,071

Omnicom Group, Inc.	6,695	422,388

Sirius XM Holdings, Inc.	69,080	394,447

Trade Desk, Inc., Class A*	3,490	208,527

Total Media		6,088,914

Metals & Mining – 0.9%

Freeport-McMoRan, Inc.	38,682	1,057,179

Newmont Corp.	16,783	705,390

Nucor Corp.	13,963	1,493,901

Southern Copper Corp.	18,911	847,969

Steel Dynamics, Inc.	10,454	741,711

Total Metals & Mining		4,846,150

Multi-Utilities – 0.9%

Ameren Corp.	3,902	314,306

CenterPoint Energy, Inc.	12,014	338,555

CMS Energy Corp.	4,390	255,674

Consolidated Edison, Inc.	6,189	530,769

Dominion Energy, Inc.	14,941	1,032,572

DTE Energy Co.	3,707	426,490

Public Service Enterprise Group, Inc.	10,322	580,406

Sempra Energy	7,380	1,106,557

WEC Energy Group, Inc.	5,031	449,922

Total Multi-Utilities		5,035,251

Multiline Retail – 0.5%

Dollar General Corp.	3,887	932,336

Dollar Tree, Inc.*	3,299	448,994

Target Corp.	9,329	1,384,330

Total Multiline Retail		2,765,660

Oil, Gas & Consumable Fuels – 4.8%

Chevron Corp.	43,871	6,302,947

ConocoPhillips	25,314	2,590,635

Continental Resources, Inc.	7,471	499,137

Coterra Energy, Inc.	9,892	258,379

Devon Energy Corp.	12,268	737,675

Diamondback Energy, Inc.	5,180	623,983

EOG Resources, Inc.	16,424	1,835,053

Exxon Mobil Corp.	105,162	9,181,694

Hess Corp.	2,026	220,814

Kinder Morgan, Inc.	69,237	1,152,104

Marathon Oil Corp.	11,779	265,970

Marathon Petroleum Corp.	3,611	358,681

Occidental Petroleum Corp.	5,807	356,840

ONEOK, Inc.	8,701	445,839

Phillips 66	3,588	289,623

Pioneer Natural Resources Co.	4,705	1,018,774

Targa Resources Corp.	2,099	126,654

Williams Cos., Inc.	20,723	593,299

Total Oil, Gas & Consumable Fuels		26,858,101

Personal Products – 0.1%

Estee Lauder Cos., Inc., Class A	2,700	582,930

Pharmaceuticals – 4.9%

Bristol-Myers Squibb Co.	68,531	4,871,869

Catalent, Inc.*	1,429	103,402

Eli Lilly & Co.	7,425	2,400,874

Johnson & Johnson	44,551	7,277,851

Merck & Co., Inc.	57,692	4,968,435

Pfizer, Inc.	167,429	7,326,693

Zoetis, Inc.	3,403	504,631

Total Pharmaceuticals		27,453,755

Professional Services – 0.2%

Equifax, Inc.	1,146	196,459

Jacobs Solutions, Inc.	1,776	192,678

Leidos Holdings, Inc.	3,689	322,677

Robert Half International, Inc.	1,492	114,138

TransUnion	2,391	142,240

Verisk Analytics, Inc.	1,360	231,921

Total Professional Services		1,200,113

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	6,040	407,760

Jones Lang LaSalle, Inc.*	1,242	187,629

Total Real Estate Management & Development		595,389

Road & Rail – 0.8%

AMERCO	503	256,138

Avis Budget Group, Inc.*	1,318	195,670

CSX Corp.	34,043	906,906

JB Hunt Transport Services, Inc.	945	147,817

Norfolk Southern Corp.	3,809	798,557

Old Dominion Freight Line, Inc.	803	199,762

Union Pacific Corp.	9,603	1,870,856

Total Road & Rail		4,375,706

Semiconductors & Semiconductor Equipment – 4.5%

Advanced Micro Devices, Inc.*	11,791	747,078

Analog Devices, Inc.	6,372	887,874

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2022

Investments	Shares	Value

Applied Materials, Inc.	15,748	$1,290,234

Broadcom, Inc.	7,484	3,322,971

Enphase Energy, Inc.*	1,281	355,439

Entegris, Inc.	2,441	202,652

Intel Corp.	172,410	4,443,006

KLA Corp.	2,785	842,824

Lam Research Corp.	2,702	988,932

Marvell Technology, Inc.	5,328	228,624

Microchip Technology, Inc.	11,904	726,501

Micron Technology, Inc.	30,019	1,503,952

Monolithic Power Systems, Inc.	605	219,857

NVIDIA Corp.	25,021	3,037,299

ON Semiconductor Corp.*	8,691	541,710

Qorvo, Inc.*	3,693	293,261

QUALCOMM, Inc.	20,619	2,329,535

Skyworks Solutions, Inc.	4,593	391,645

Teradyne, Inc.	3,351	251,828

Texas Instruments, Inc.	14,200	2,197,876

Total Semiconductors & Semiconductor Equipment		24,803,098

Software – 6.5%

Adobe, Inc.*	4,605	1,267,296

ANSYS, Inc.*	732	162,284

AppLovin Corp., Class A*(a)	328	6,393

Autodesk, Inc.*	2,185	408,158

Bentley Systems, Inc., Class B	5,195	158,915

Bill.com Holdings, Inc.*	779	103,116

Cadence Design Systems, Inc.*	2,663	435,214

Ceridian HCM Holding, Inc.*	738	41,240

Crowdstrike Holdings, Inc., Class A*	1,447	238,480

Datadog, Inc., Class A*	1,341	119,054

DocuSign, Inc.*	1,562	83,520

Dynatrace, Inc.*	4,405	153,338

Fortinet, Inc.*	6,425	315,660

HubSpot, Inc.*	159	42,949

Intuit, Inc.	1,666	645,275

Microsoft Corp.	96,022	22,363,524

NortonLifeLock, Inc.	21,182	426,606

Oracle Corp.	59,328	3,623,161

Palo Alto Networks, Inc.*	2,266	371,148

Paycom Software, Inc.*	520	171,595

Paylocity Holding Corp.*	840	202,927

PTC, Inc.*	3,019	315,787

Roper Technologies, Inc.	1,249	449,190

Salesforce, Inc.*	7,624	1,096,636

ServiceNow, Inc.*	1,132	427,455

Synopsys, Inc.*	1,567	478,734

Tyler Technologies, Inc.*	678	235,605

UiPath, Inc., Class A*	3,839	48,410

VMware, Inc., Class A	11,480	1,222,161

Workday, Inc., Class A*	1,882	286,478

Zendesk, Inc.*	2,002	152,352

Zoom Video Communications, Inc., Class A*	3,118	229,454

Zscaler, Inc.*	793	130,346

Total Software		36,412,461

Specialty Retail – 2.2%

Advance Auto Parts, Inc.	934	146,022

AutoZone, Inc.*	408	873,907

Bath & Body Works, Inc.	6,881	224,321

Best Buy Co., Inc.	8,780	556,125

Burlington Stores, Inc.*	388	43,413

CarMax, Inc.*	2,481	163,796

Carvana Co.*(a)	499	10,130

Floor & Decor Holdings, Inc., Class A*	799	56,138

Home Depot, Inc.	17,695	4,882,758

Lowe’s Cos., Inc.	11,762	2,209,021

O’Reilly Automotive, Inc.*	1,055	742,034

RH*(a)	516	126,972

Ross Stores, Inc.	4,250	358,148

TJX Cos., Inc.	14,243	884,775

Tractor Supply Co.	1,305	242,573

Ulta Beauty, Inc.*	696	279,228

Williams-Sonoma, Inc.	1,777	209,420

Total Specialty Retail		12,008,781

Technology Hardware, Storage & Peripherals – 6.7%

Apple, Inc.	250,720	34,649,504

Hewlett Packard Enterprise Co.	60,755	727,845

HP, Inc.	51,368	1,280,091

NetApp, Inc.	6,243	386,129

Western Digital Corp.*	15,287	497,592

Total Technology Hardware, Storage & Peripherals		37,541,161

Textiles, Apparel & Luxury Goods – 0.2%

NIKE, Inc., Class B	12,632	1,049,972

VF Corp.	5,273	157,715

Total Textiles, Apparel & Luxury Goods		1,207,687

Tobacco – 1.1%

Altria Group, Inc.	69,582	2,809,721

Philip Morris International, Inc.	38,532	3,198,542

Total Tobacco		6,008,263

Trading Companies & Distributors – 0.2%

Fastenal Co.	5,375	247,465

United Rentals, Inc.*	1,301	351,426

W.W. Grainger, Inc.	639	312,593

Total Trading Companies & Distributors		911,484

Water Utilities – 0.1%

American Water Works Co., Inc.	1,369	178,189

Essential Utilities, Inc.	3,205	132,623

Total Water Utilities		310,812

Wireless Telecommunication Services – 0.3%

T-Mobile US, Inc.*	10,399	1,395,234
TOTAL COMMON STOCKS (Cost: $611,998,790)		556,703,712

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree U.S. High Dividend Fund(b) (Cost: $385,091)	4,859	368,361

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

September 30, 2022

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%

United States – 0.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $14,225)	14,225	$14,225

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $612,398,106)		557,086,298

Other Assets less Liabilities – 0.1%		692,656

NET ASSETS – 100.0%		$557,778,954
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $386,242 and the total market value of the collateral held by the Fund was $400,144. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $385,919.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree U.S. High Dividend Fund	$396,757	$841,250	$772,631	$(6,082)	$(90,933)	$368,361	$11,272

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$556,703,712	$—	$—	$556,703,712
Exchange-Traded Fund	368,361	—	—	368,361
Investment of Cash Collateral for Securities Loaned	—	14,225	—	14,225
Total Investments in Securities	$557,072,073	$14,225	$—	$557,086,298

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.3%

Aerospace & Defense – 0.8%

BWX Technologies, Inc.	87,326	$4,398,611

Curtiss-Wright Corp.	7,602	1,057,894

Huntington Ingalls Industries, Inc.	64,607	14,310,451

Textron, Inc.	5,342	311,225

Woodward, Inc.	18,540	1,488,020

Total Aerospace & Defense		21,566,201

Air Freight & Logistics – 0.5%

C.H. Robinson Worldwide, Inc.	159,615	15,372,521

Auto Components – 0.8%

BorgWarner, Inc.	233,901	7,344,491

Gentex Corp.	309,249	7,372,496

Lear Corp.	56,546	6,767,991

Total Auto Components		21,484,978

Automobiles – 0.3%

Harley-Davidson, Inc.	144,015	5,023,243

Thor Industries, Inc.	60,146	4,209,017

Total Automobiles		9,232,260

Banks – 8.9%

Bank OZK	278,150	11,003,614

BOK Financial Corp.	126,465	11,237,680

Cadence Bank	272,665	6,928,418

Comerica, Inc.	248,237	17,649,651

Commerce Bancshares, Inc.	152,379	10,081,395

Cullen/Frost Bankers, Inc.	93,057	12,303,997

East West Bancorp, Inc.	210,376	14,124,645

First Citizens BancShares, Inc., Class A	10,985	8,759,769

First Financial Bankshares, Inc.	135,722	5,677,251

First Horizon Corp.	1,137,789	26,055,368

Glacier Bancorp, Inc.(a)	158,238	7,774,233

Hancock Whitney Corp.	110,231	5,049,682

Home BancShares, Inc.(a)	252,625	5,686,589

PacWest Bancorp	239,550	5,413,830

Pinnacle Financial Partners, Inc.	42,780	3,469,458

Prosperity Bancshares, Inc.	153,421	10,230,112

ServisFirst Bancshares, Inc.	37,374	2,989,920

SouthState Corp.	89,707	7,097,618

Synovus Financial Corp.	256,120	9,607,061

UMB Financial Corp.	58,118	4,898,766

Umpqua Holdings Corp.	793,869	13,567,221

United Bankshares, Inc.	314,855	11,256,066

Valley National Bancorp	756,408	8,169,206

Webster Financial Corp.	218,955	9,896,766

Western Alliance Bancorp	110,302	7,251,253

Wintrust Financial Corp.	56,311	4,592,162

Zions Bancorp NA	217,012	11,037,230

Total Banks		251,808,961

Beverages – 0.0%

Coca-Cola Consolidated, Inc.	1,181	486,253

Building Products – 2.0%

A.O. Smith Corp.	98,494	4,784,838

AAON, Inc.	31,491	1,696,735

Advanced Drainage Systems, Inc.	21,037	2,616,372

Armstrong World Industries, Inc.	28,635	2,268,751

Carlisle Cos., Inc.	27,932	7,832,412

Fortune Brands Home & Security, Inc.	78,552	4,217,457

Lennox International, Inc.	26,363	5,870,249

Masco Corp.	290,591	13,567,694

Owens Corning	63,198	4,967,995

Simpson Manufacturing Co., Inc.	37,187	2,915,461

UFP Industries, Inc.	50,528	3,646,100

Zurn Elkay Water Solutions Corp.	49,710	1,217,895

Total Building Products		55,601,959

Capital Markets – 4.1%

Affiliated Managers Group, Inc.	17,614	1,970,126

Ares Management Corp., Class A	237,112	14,689,088

Blue Owl Capital, Inc.(a)	496,253	4,580,415

Cboe Global Markets, Inc.	97,307	11,420,923

Cohen & Steers, Inc.	84,628	5,300,252

Evercore, Inc., Class A	74,881	6,158,962

Franklin Resources, Inc.	1,025,651	22,072,010

Hamilton Lane, Inc., Class A	35,944	2,142,622

Houlihan Lokey, Inc.	80,345	6,056,406

Interactive Brokers Group, Inc., Class A	27,933	1,785,198

Jefferies Financial Group, Inc.	531,586	15,681,787

LPL Financial Holdings, Inc.	34,626	7,565,088

MarketAxess Holdings, Inc.	16,036	3,567,850

Morningstar, Inc.	14,937	3,171,424

SEI Investments Co.	107,145	5,255,462

Stifel Financial Corp.	72,040	3,739,596

Tradeweb Markets, Inc., Class A	14,449	815,213

Total Capital Markets		115,972,422

Chemicals – 5.1%

Ashland, Inc.	39,375	3,739,444

Avient Corp.	91,450	2,770,935

Balchem Corp.	11,320	1,376,286

Celanese Corp.	107,794	9,738,110

CF Industries Holdings, Inc.	271,596	26,141,115

Chemours Co.	343,407	8,464,982

Eastman Chemical Co.	199,318	14,161,544

Element Solutions, Inc.	242,097	3,938,918

FMC Corp.	134,281	14,193,502

Huntsman Corp.	285,799	7,013,507

Mosaic Co.	190,911	9,226,729

Olin Corp.	224,681	9,634,321

Quaker Chemical Corp.	5,168	746,156

RPM International, Inc.	130,228	10,849,295

Scotts Miracle-Gro Co.	67,725	2,895,244

Sensient Technologies Corp.	54,240	3,761,001

Valvoline, Inc.	252,201	6,390,773

Westlake Corp.	103,000	8,948,640

Total Chemicals		143,990,502

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2022

Investments	Shares	Value

Commercial Services & Supplies – 0.7%

MSA Safety, Inc.	34,438	$3,763,385

Rollins, Inc.	346,072	12,001,777

Tetra Tech, Inc.	25,663	3,298,465

Total Commercial Services & Supplies		19,063,627

Communications Equipment – 0.5%

Juniper Networks, Inc.	513,580	13,414,710

Construction & Engineering – 0.8%

EMCOR Group, Inc.	7,875	909,405

MDU Resources Group, Inc.	577,208	15,786,639

Quanta Services, Inc.	25,286	3,221,184

Valmont Industries, Inc.	13,402	3,600,045

Total Construction & Engineering		23,517,273

Construction Materials – 0.1%

Eagle Materials, Inc.	18,629	1,996,656

Consumer Finance – 1.2%

Ally Financial, Inc.	425,670	11,846,396

OneMain Holdings, Inc.	617,758	18,236,216

SLM Corp.	372,252	5,207,806

Total Consumer Finance		35,290,418

Containers & Packaging – 2.2%

AptarGroup, Inc.	43,266	4,111,568

Crown Holdings, Inc.	55,499	4,497,084

Graphic Packaging Holding Co.	279,333	5,514,033

Packaging Corp. of America	158,174	17,761,359

Sealed Air Corp.	124,485	5,540,827

Silgan Holdings, Inc.	108,319	4,553,731

Sonoco Products Co.	187,704	10,648,448

Westrock Co.	338,272	10,449,222

Total Containers & Packaging		63,076,272

Distributors – 0.5%

LKQ Corp.	287,413	13,551,523

Diversified Consumer Services – 1.4%

ADT, Inc.	718,652	5,382,703

H&R Block, Inc.	499,946	21,267,703

Service Corp. International	208,403	12,033,189

Total Diversified Consumer Services		38,683,595

Diversified Financial Services – 0.2%

Voya Financial, Inc.	78,954	4,776,717

Electric Utilities – 4.9%

Alliant Energy Corp.	411,546	21,807,822

Evergy, Inc.	690,822	41,034,827

Hawaiian Electric Industries, Inc.	240,188	8,324,916

IDACORP, Inc.	123,777	12,255,161

NRG Energy, Inc.	491,628	18,814,603

OGE Energy Corp.	767,267	27,974,555

Portland General Electric Co.	194,613	8,457,881

Total Electric Utilities		138,669,765

Electrical Equipment – 0.8%

Acuity Brands, Inc.	2,106	331,632

Hubbell, Inc.	69,957	15,600,411

Regal Rexnord Corp.	54,637	7,668,849

Vertiv Holdings Co.	917	8,913

Total Electrical Equipment		23,609,805

Electronic Equipment, Instruments & Components – 0.7%

Cognex Corp.	34,693	1,438,025

Jabil, Inc.	56,942	3,286,123

Littelfuse, Inc.	13,335	2,649,531

National Instruments Corp.	226,272	8,539,505

TD SYNNEX Corp.	36,107	2,931,527

Vontier Corp.	26,363	440,526

Total Electronic Equipment, Instruments & Components		19,285,237

Energy Equipment & Services – 0.2%

NOV, Inc.	369,944	5,985,694

Entertainment – 0.1%

Warner Music Group Corp., Class A	100,656	2,336,226

Equity Real Estate Investment Trusts (REITs) – 8.8%

Agree Realty Corp.	58,114	3,927,344

American Homes 4 Rent, Class A	85,686	2,811,358

Americold Realty Trust, Inc.	146,076	3,593,470

Apartment Income REIT Corp.	110,492	4,267,201

Brixmor Property Group, Inc.	378,580	6,992,373

Broadstone Net Lease, Inc.	210,793	3,273,615

Cousins Properties, Inc.	104,575	2,441,826

CubeSmart	234,868	9,408,812

Douglas Emmett, Inc.	148,862	2,669,096

EastGroup Properties, Inc.	26,417	3,813,030

Equity LifeStyle Properties, Inc.	91,557	5,753,442

Federal Realty Investment Trust	53,854	4,853,322

First Industrial Realty Trust, Inc.	63,709	2,854,800

Gaming and Leisure Properties, Inc.	449,936	19,905,169

Healthcare Realty Trust, Inc., Class A	390,069	8,132,939

Highwoods Properties, Inc.	153,442	4,136,796

Innovative Industrial Properties, Inc.	15,100	1,336,350

Iron Mountain, Inc.	497,729	21,885,144

Kilroy Realty Corp.	113,694	4,787,654

Kimco Realty Corp.	564,376	10,390,162

Kite Realty Group Trust	133,233	2,294,272

Lamar Advertising Co., Class A	90,887	7,497,269

Life Storage, Inc.	71,161	7,881,792

LXP Industrial Trust	343,472	3,146,204

Macerich Co.	150,001	1,191,008

National Retail Properties, Inc.	261,658	10,429,688

National Storage Affiliates Trust	69,311	2,881,951

Omega Healthcare Investors, Inc.	474,282	13,986,576

Physicians Realty Trust	257,105	3,866,859

Rayonier, Inc.	127,290	3,814,881

Regency Centers Corp.	122,862	6,616,119

Rexford Industrial Realty, Inc.	54,691	2,843,932

Safehold, Inc.	23,672	626,361

SL Green Realty Corp.	107,700	4,325,232

Spirit Realty Capital, Inc.	201,229	7,276,441

STAG Industrial, Inc.	174,552	4,962,513

STORE Capital Corp.	370,236	11,599,494

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2022

Investments	Shares	Value

Terreno Realty Corp.	52,857	$2,800,892

W.P. Carey, Inc.	313,521	21,883,766

Total Equity Real Estate Investment Trusts (REITs)		247,159,153

Food & Staples Retailing – 0.6%

Albertsons Cos., Inc., Class A	564,737	14,039,362

Casey’s General Stores, Inc.	20,290	4,109,131

Total Food & Staples Retailing		18,148,493

Food Products – 4.4%

Campbell Soup Co.	648,244	30,545,257

Conagra Brands, Inc.	1,114,069	36,352,072

Flowers Foods, Inc.	643,800	15,895,422

Ingredion, Inc.	114,597	9,227,350

J.M. Smucker Co.	193,262	26,556,131

Lancaster Colony Corp.	34,325	5,158,361

Seaboard Corp.	133	452,554

Total Food Products		124,187,147

Gas Utilities – 2.0%

Atmos Energy Corp.	228,096	23,231,578

National Fuel Gas Co.	251,618	15,487,088

UGI Corp.	580,455	18,766,110

Total Gas Utilities		57,484,776

Health Care Equipment & Supplies – 0.2%

Dentsply Sirona, Inc.	105,145	2,980,861

Teleflex, Inc.	9,583	1,930,591

Total Health Care Equipment & Supplies		4,911,452

Health Care Providers & Services – 2.2%

Cardinal Health, Inc.	681,766	45,460,157

Chemed Corp.	3,166	1,382,149

Encompass Health Corp.	108,041	4,886,694

Ensign Group, Inc.	17,020	1,353,090

Premier, Inc., Class A	226,817	7,698,169

Universal Health Services, Inc., Class B	27,142	2,393,382

Total Health Care Providers & Services		63,173,641

Hotels, Restaurants & Leisure – 1.7%

Aramark	186,070	5,805,384

Choice Hotels International, Inc.	25,550	2,798,236

Churchill Downs, Inc.	11,012	2,027,860

Marriott Vacations Worldwide Corp.	34,370	4,188,328

Papa John’s International, Inc.(a)	29,905	2,093,649

Texas Roadhouse, Inc.	74,620	6,511,341

Travel & Leisure Co.	156,658	5,345,171

Vail Resorts, Inc.	25,515	5,502,054

Wendy’s Co.	256,472	4,793,462

Wingstop, Inc.	11,285	1,415,365

Wyndham Hotels & Resorts, Inc.	121,795	7,472,123

Total Hotels, Restaurants & Leisure		47,952,973

Household Durables – 1.7%

Leggett & Platt, Inc.	328,775	10,921,905

Newell Brands, Inc.	1,064,417	14,784,752

PulteGroup, Inc.	141,819	5,318,213

Tempur Sealy International, Inc.	119,816	2,892,358

Toll Brothers, Inc.	76,348	3,206,616

Whirlpool Corp.	84,289	11,363,000

Total Household Durables		48,486,844

Household Products – 0.4%

Reynolds Consumer Products, Inc.(a)	407,984	10,611,664

Spectrum Brands Holdings, Inc.	50,273	1,962,155

Total Household Products		12,573,819

Independent Power & Renewable Electricity Producers – 1.3%

AES Corp.	966,515	21,843,239

Clearway Energy, Inc., Class C	396,835	12,639,195

Ormat Technologies, Inc.(a)	20,884	1,800,201

Total Independent Power & Renewable Electricity Producers		36,282,635

Insurance – 7.6%

American Financial Group, Inc.	121,516	14,937,962

Assurant, Inc.	59,388	8,627,295

CNA Financial Corp.	568,045	20,960,861

Erie Indemnity Co., Class A	62,543	13,903,934

Fidelity National Financial, Inc.	882,717	31,954,355

First American Financial Corp.	256,427	11,821,285

Globe Life, Inc.	50,379	5,022,786

Hanover Insurance Group, Inc.	65,116	8,343,964

Kinsale Capital Group, Inc.	2,800	715,176

Lincoln National Corp.	287,194	12,610,689

Loews Corp.	53,524	2,667,636

Old Republic International Corp.	969,606	20,293,854

Primerica, Inc.	40,286	4,973,307

Reinsurance Group of America, Inc.	109,194	13,737,697

RLI Corp.	36,297	3,716,087

Selective Insurance Group, Inc.	73,496	5,982,574

Unum Group	620,773	24,085,992

W.R. Berkley Corp.	151,586	9,789,424

Total Insurance		214,144,878

Interactive Media & Services – 0.0%

Shutterstock, Inc.	14,507	727,816

IT Services – 0.6%

Concentrix Corp.	26,807	2,992,466

Jack Henry & Associates, Inc.	45,984	8,381,504

Maximus, Inc.	42,837	2,478,977

Switch, Inc., Class A	41,931	1,412,655

TTEC Holdings, Inc.	40,629	1,800,271

Total IT Services		17,065,873

Leisure Products – 1.1%

Acushnet Holdings Corp.	84,242	3,663,684

Brunswick Corp.	72,644	4,754,550

Hasbro, Inc.	215,912	14,556,787

Polaris, Inc.	88,323	8,448,095

Total Leisure Products		31,423,116

Life Sciences Tools & Services – 0.1%

Azenta, Inc.	25,367	1,087,230

Bruker Corp.	38,917	2,064,936

Total Life Sciences Tools & Services		3,152,166

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2022

Investments	Shares	Value

Machinery – 3.2%

AGCO Corp.	38,158	$3,669,655

Crane Holdings Co.	81,278	7,115,076

Donaldson Co., Inc.	168,306	8,248,677

Franklin Electric Co., Inc.	41,101	3,358,363

Graco, Inc.	136,227	8,166,809

ITT, Inc.	53,693	3,508,301

John Bean Technologies Corp.	571	49,106

Lincoln Electric Holdings, Inc.	92,423	11,619,419

Nordson Corp.	36,947	7,842,740

Oshkosh Corp.	46,327	3,256,325

Snap-on, Inc.	86,912	17,499,731

Timken Co.	91,084	5,377,599

Toro Co.	105,000	9,080,400

Watts Water Technologies, Inc., Class A	12,643	1,589,604

Total Machinery		90,381,805

Media – 2.8%

Cable One, Inc.(a)	1,746	1,489,425

Interpublic Group of Cos., Inc.	742,626	19,011,226

New York Times Co., Class A	62,276	1,790,435

News Corp., Class A	330,631	4,995,834

Nexstar Media Group, Inc., Class A	68,135	11,368,325

Omnicom Group, Inc.	509,933	32,171,673

TEGNA, Inc.	346,417	7,163,904

Total Media		77,990,822

Metals & Mining – 1.6%

Alcoa Corp.	82,581	2,779,677

Reliance Steel & Aluminum Co.	104,347	18,199,160

Royal Gold, Inc.	55,027	5,162,633

Steel Dynamics, Inc.	216,996	15,395,866

United States Steel Corp.	141,119	2,557,076

Total Metals & Mining		44,094,412

Multi-Utilities – 2.0%

Black Hills Corp.	146,888	9,948,724

CenterPoint Energy, Inc.	923,747	26,031,191

NiSource, Inc.	791,086	19,927,456

Total Multi-Utilities		55,907,371

Multiline Retail – 0.4%

Dillard’s, Inc., Class A	2,318	632,258

Kohl’s Corp.	171,638	4,316,696

Macy’s, Inc.	363,102	5,689,808

Total Multiline Retail		10,638,762

Oil, Gas & Consumable Fuels – 9.3%

Antero Midstream Corp.(a)	2,716,380	24,936,368

APA Corp.	435,134	14,877,231

Chesapeake Energy Corp.(a)	200,954	18,931,876

Civitas Resources, Inc.	239,299	13,733,370

Continental Resources, Inc.	587,969	39,282,209

Coterra Energy, Inc.	1,257,671	32,850,367

DTE Midstream LLC*	290,070	15,051,732

Equitrans Midstream Corp.	1,540,031	11,519,432

HF Sinclair Corp.	404,214	21,762,882

Marathon Oil Corp.	750,297	16,941,706

Matador Resources Co.	37,861	1,852,160

Murphy Oil Corp.	165,424	5,817,962

Ovintiv, Inc.	394,115	18,129,290

PDC Energy, Inc.	81,112	4,687,463

Targa Resources Corp.	172,052	10,381,618

Texas Pacific Land Corp.	5,934	10,546,083

Total Oil, Gas & Consumable Fuels		261,301,749

Paper & Forest Products – 0.2%

Louisiana-Pacific Corp.	90,820	4,649,076

Pharmaceuticals – 0.7%

Organon & Co.	852,980	19,959,732

Professional Services – 2.1%

Booz Allen Hamilton Holding Corp.	131,054	12,102,837

Exponent, Inc.	35,291	3,093,962

Insperity, Inc.	60,472	6,173,586

KBR, Inc.	100,135	4,327,835

Korn Ferry	11,901	558,752

Leidos Holdings, Inc.	128,983	11,282,143

ManpowerGroup, Inc.	94,816	6,133,647

Robert Half International, Inc.	135,061	10,332,166

Science Applications International Corp.	58,346	5,159,537

Total Professional Services		59,164,465

Real Estate Management & Development – 0.0%

eXp World Holdings, Inc.(a)	2,126	23,832

Road & Rail – 0.6%

Knight-Swift Transportation Holdings, Inc.	54,202	2,652,104

Landstar System, Inc.	18,381	2,653,665

Ryder System, Inc.	140,900	10,636,541

Total Road & Rail		15,942,310

Semiconductors & Semiconductor Equipment – 0.3%

Amkor Technology, Inc.	164,309	2,801,468

MKS Instruments, Inc.	24,189	1,998,979

Power Integrations, Inc.	38,743	2,491,950

Universal Display Corp.	10,596	999,733

Total Semiconductors & Semiconductor Equipment		8,292,130

Software – 0.7%

Bentley Systems, Inc., Class B	26,095	798,246

Dolby Laboratories, Inc., Class A	66,302	4,319,576

NortonLifeLock, Inc.	738,565	14,874,699

Pegasystems, Inc.	10,708	344,155

Total Software		20,336,676

Specialty Retail – 2.3%

Advance Auto Parts, Inc.	64,145	10,028,429

American Eagle Outfitters, Inc.	260,741	2,537,010

Dick’s Sporting Goods, Inc.(a)	99,183	10,378,509

Foot Locker, Inc.	165,766	5,160,296

Gap, Inc.	600,261	4,928,143

Lithia Motors, Inc.	8,593	1,843,628

Murphy USA, Inc.	14,472	3,978,498

Penske Automotive Group, Inc.	131,350	12,928,780

Williams-Sonoma, Inc.	104,975	12,371,304

Total Specialty Retail		64,154,597

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

September 30, 2022

Investments	Shares	Value

Textiles, Apparel & Luxury Goods – 1.0%

Carter’s, Inc.(a)	57,327	$3,756,638

Columbia Sportswear Co.	52,971	3,564,948

Hanesbrands, Inc.(a)	762,891	5,309,721

PVH Corp.	5,974	267,635

Ralph Lauren Corp.	58,650	4,981,145

Tapestry, Inc.	384,180	10,922,238

Total Textiles, Apparel & Luxury Goods		28,802,325

Thrifts & Mortgage Finance – 1.2%

MGIC Investment Corp.	393,669	5,046,837

New York Community Bancorp, Inc.(a)	1,533,130	13,077,599

TFS Financial Corp.	1,040,545	13,527,085

Walker & Dunlop, Inc.	32,565	2,726,667

Total Thrifts & Mortgage Finance		34,378,188

Trading Companies & Distributors – 0.9%

Air Lease Corp.	110,553	3,428,248

Herc Holdings, Inc.	16,519	1,715,994

Watsco, Inc.(a)	77,186	19,872,308

Total Trading Companies & Distributors		25,016,550

Water Utilities – 0.5%

Essential Utilities, Inc.	336,922	13,941,832
Total United States		2,800,624,991

Puerto Rico – 0.4%

Banks – 0.4%

Popular, Inc.	162,902	11,738,718
TOTAL COMMON STOCKS (Cost: $2,830,104,714)		2,812,363,709

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $923,739)	15,746	870,124

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $30,311,924)	30,311,924	30,311,924

TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $2,861,340,377)		2,843,545,757

Other Assets less Liabilities – (0.8)%		(23,757,286)

NET ASSETS – 100.0%		$2,819,788,471
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $68,591,795 and the total market value of the collateral held by the Fund was $70,923,312. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $40,611,388.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree U.S. LargeCap Dividend Fund	$643,530	$13,219,410	$12,667,431	$(131,106)	$(194,279)	$870,124	$53,213

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,812,363,709	$—	$—	$2,812,363,709
Exchange-Traded Fund	870,124	—	—	870,124
Investment of Cash Collateral for Securities Loaned	—	30,311,924	—	30,311,924
Total Investments in Securities	$2,813,233,833	$30,311,924	$—	$2,843,545,757

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 100.4%

United States – 100.4%

Aerospace & Defense – 1.1%

BWX Technologies, Inc.	23,114	$1,164,252

Curtiss-Wright Corp.	9,415	1,310,192

Huntington Ingalls Industries, Inc.	14,850	3,289,275

Parsons Corp.*	21,730	851,816

Woodward, Inc.	8,263	663,188

Total Aerospace & Defense		7,278,723

Auto Components – 1.4%

BorgWarner, Inc.	92,422	2,902,051

Dana, Inc.	51,165	584,816

Dorman Products, Inc.*	5,312	436,221

Fox Factory Holding Corp.*	4,296	339,728

Gentex Corp.	49,242	1,173,929

Goodyear Tire & Rubber Co.*	94,343	951,921

LCI Industries	6,562	665,781

Lear Corp.	14,471	1,732,034

Visteon Corp.*	2,570	272,574

Total Auto Components		9,059,055

Automobiles – 0.6%

Harley-Davidson, Inc.	64,655	2,255,166

Thor Industries, Inc.	24,275	1,698,765

Total Automobiles		3,953,931

Banks – 9.5%

Ameris Bancorp	27,596	1,233,817

Associated Banc-Corp.	48,997	983,860

Bank of Hawaii Corp.	9,212	701,217

Bank OZK	45,097	1,784,037

BankUnited, Inc.	32,429	1,108,099

BOK Financial Corp.	23,167	2,058,620

Cadence Bank	32,909	836,218

Cathay General Bancorp	23,136	889,811

Comerica, Inc.	52,411	3,726,422

Commerce Bancshares, Inc.	29,583	1,957,211

Community Bank System, Inc.	8,635	518,791

Cullen/Frost Bankers, Inc.	11,877	1,570,377

East West Bancorp, Inc.	40,064	2,689,897

Eastern Bankshares, Inc.	22,429	440,506

First Citizens BancShares, Inc., Class A	5,652	4,507,074

First Financial Bankshares, Inc.	14,977	626,488

First Hawaiian, Inc.	35,098	864,464

First Horizon Corp.	227,650	5,213,185

FNB Corp.	118,454	1,374,066

Glacier Bancorp, Inc.	19,712	968,450

Hancock Whitney Corp.	33,290	1,525,015

Home BancShares, Inc.	45,970	1,034,785

Independent Bank Corp.	5,622	419,008

Independent Bank Group, Inc.	10,694	656,505

Live Oak Bancshares, Inc.	6,199	189,689

Pacific Premier Bancorp, Inc.	28,309	876,447

PacWest Bancorp	49,421	1,116,915

Pinnacle Financial Partners, Inc.	19,459	1,578,125

Prosperity Bancshares, Inc.	26,699	1,780,289

ServisFirst Bancshares, Inc.	7,852	628,160

Silvergate Capital Corp., Class A*	2,626	197,869

Simmons First National Corp., Class A	33,152	722,382

SouthState Corp.	20,829	1,647,990

Synovus Financial Corp.	56,409	2,115,902

Triumph Bancorp, Inc.*	2,358	128,157

UMB Financial Corp.	15,005	1,264,771

Umpqua Holdings Corp.	90,060	1,539,125

United Bankshares, Inc.	37,697	1,347,668

United Community Banks, Inc.	25,914	857,753

Valley National Bancorp	121,992	1,317,514

Webster Financial Corp.	52,928	2,392,346

Wintrust Financial Corp.	18,087	1,474,995

Zions Bancorp NA	70,384	3,579,730

Total Banks		62,443,750

Beverages – 0.3%

Celsius Holdings, Inc.*(a)	6,454	585,249

Coca-Cola Consolidated, Inc.	2,670	1,099,319

National Beverage Corp.	14,481	558,098

Total Beverages		2,242,666

Biotechnology – 1.4%

Arrowhead Pharmaceuticals, Inc.*	8,839	292,129

Denali Therapeutics, Inc.*	10,585	324,854

Exelixis, Inc.*	42,603	668,015

Halozyme Therapeutics, Inc.*(a)	51,721	2,045,048

Neurocrine Biosciences, Inc.*	22,802	2,421,800

Sarepta Therapeutics, Inc.*	7,198	795,667

United Therapeutics Corp.*	10,044	2,103,013

Vir Biotechnology, Inc.*	12,814	247,054

Total Biotechnology		8,897,580

Building Products – 1.6%

A.O. Smith Corp.	23,314	1,132,594

AAON, Inc.	4,887	263,311

Advanced Drainage Systems, Inc.	7,994	994,214

Armstrong World Industries, Inc.	7,305	578,775

AZEK Co., Inc.*	16,624	276,291

Hayward Holdings, Inc.*(a)	20,147	178,704

Lennox International, Inc.	6,161	1,371,870

Owens Corning	41,237	3,241,641

Resideo Technologies, Inc.*	35,897	684,197

Simpson Manufacturing Co., Inc.	7,296	572,006

UFP Industries, Inc.	19,980	1,441,757

Total Building Products		10,735,360

Capital Markets – 3.1%

Affiliated Managers Group, Inc.	17,350	1,940,598

Blue Owl Capital, Inc.(a)	38,129	351,931

Cohen & Steers, Inc.	5,968	373,776

Evercore, Inc., Class A	19,556	1,608,481

Federated Hermes, Inc.	27,537	912,025

Focus Financial Partners, Inc., Class A*	9,121	287,403

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

Investments	Shares	Value

Hamilton Lane, Inc., Class A	4,000	$238,440

Houlihan Lokey, Inc.	14,600	1,100,548

Interactive Brokers Group, Inc., Class A	13,766	879,785

Jefferies Financial Group, Inc.	167,587	4,943,816

Moelis & Co., Class A	23,877	807,281

Piper Sandler Cos.	6,213	650,750

SEI Investments Co.	32,407	1,589,563

Stifel Financial Corp.	41,003	2,128,466

Tradeweb Markets, Inc., Class A	11,788	665,079

Virtu Financial, Inc., Class A	74,742	1,552,391

Total Capital Markets		20,030,333

Chemicals – 2.5%

Ashland, Inc.	10,810	1,026,626

Avient Corp.	20,242	613,333

Balchem Corp.	3,216	391,001

Cabot Corp.	21,451	1,370,504

Chemours Co.	86,760	2,138,634

Element Solutions, Inc.	61,907	1,007,227

H.B. Fuller Co.	10,060	604,606

Huntsman Corp.	86,145	2,113,998

Livent Corp.*(a)	14,766	452,578

NewMarket Corp.	2,997	901,588

Olin Corp.	74,927	3,212,870

Quaker Chemical Corp.	2,302	332,363

Scotts Miracle-Gro Co.	15,378	657,409

Sensient Technologies Corp.	5,804	402,449

Valvoline, Inc.	41,136	1,042,386

Total Chemicals		16,267,572

Commercial Services & Supplies – 0.9%

ABM Industries, Inc.	20,887	798,510

Brink’s Co.	15,552	753,339

Casella Waste Systems, Inc., Class A*	4,286	327,407

Clean Harbors, Inc.*	7,761	853,555

Driven Brands Holdings, Inc.*	16,514	462,062

IAA, Inc.*	25,205	802,779

MSA Safety, Inc.	4,899	535,363

Stericycle, Inc.*	16,030	675,023

Tetra Tech, Inc.	4,969	638,666

Total Commercial Services & Supplies		5,846,704

Communications Equipment – 1.0%

Calix, Inc.*	8,130	497,068

Ciena Corp.*	28,533	1,153,589

Juniper Networks, Inc.	76,066	1,986,844

Lumentum Holdings, Inc.*(a)	23,632	1,620,446

ViaSat, Inc.*(a)	12,082	365,239

Viavi Solutions, Inc.*	55,633	726,011

Total Communications Equipment		6,349,197

Construction & Engineering – 1.4%

AECOM	24,222	1,656,058

Ameresco, Inc., Class A*(a)	4,578	304,345

API Group Corp.*(a)	38,452	510,258

Comfort Systems USA, Inc.	5,686	553,418

EMCOR Group, Inc.	12,739	1,471,100

MasTec, Inc.*	19,455	1,235,393

MDU Resources Group, Inc.	57,633	1,576,263

Valmont Industries, Inc.	3,793	1,018,876

WillScot Mobile Mini Holdings Corp.*	20,770	837,654

Total Construction & Engineering		9,163,365

Construction Materials – 0.2%

Eagle Materials, Inc.	9,306	997,417

Summit Materials, Inc., Class A*	14,335	343,467

Total Construction Materials		1,340,884

Consumer Finance – 1.7%

Bread Financial Holdings, Inc.	34,491	1,084,742

Credit Acceptance Corp.*(a)	5,422	2,374,836

Navient Corp.	112,731	1,656,018

OneMain Holdings, Inc.	93,920	2,772,518

SLM Corp.	209,659	2,933,130

Total Consumer Finance		10,821,244

Containers & Packaging – 1.5%

AptarGroup, Inc.	9,223	876,462

Berry Global Group, Inc.*	46,072	2,143,730

Graphic Packaging Holding Co.	64,676	1,276,704

Greif, Inc., Class A	17,578	1,047,121

Sealed Air Corp.	32,764	1,458,326

Silgan Holdings, Inc.	34,557	1,452,776

Sonoco Products Co.	24,131	1,368,952

Total Containers & Packaging		9,624,071

Diversified Consumer Services – 1.3%

ADT, Inc.	179,055	1,341,122

Bright Horizons Family Solutions, Inc.*	5,135	296,033

Chegg, Inc.*	30,868	650,389

Coursera, Inc.*	12,456	134,275

H&R Block, Inc.	57,743	2,456,387

Service Corp. International	46,519	2,686,007

Terminix Global Holdings, Inc.*	21,045	805,813

Total Diversified Consumer Services		8,370,026

Diversified Financial Services – 0.6%

Voya Financial, Inc.	65,954	3,990,217

Diversified Telecommunication Services – 0.7%

Cogent Communications Holdings, Inc.	4,191	218,603

Frontier Communications Parent, Inc.*	181,256	4,246,828

Total Diversified Telecommunication Services		4,465,431

Electric Utilities – 2.1%

ALLETE, Inc.	10,502	525,625

Hawaiian Electric Industries, Inc.	24,900	863,034

IDACORP, Inc.	9,529	943,466

NRG Energy, Inc.	170,887	6,539,846

OGE Energy Corp.	53,750	1,959,725

Pinnacle West Capital Corp.	35,189	2,270,042

Portland General Electric Co.	18,657	810,833

Total Electric Utilities		13,912,571

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

Investments	Shares	Value

Electrical Equipment – 1.3%

Acuity Brands, Inc.	7,650	$1,204,646

Atkore, Inc.*	23,235	1,807,915

EnerSys	11,652	677,797

GrafTech International Ltd.	156,981	676,588

Hubbell, Inc.	8,909	1,986,707

Regal Rexnord Corp.	9,060	1,271,662

SunPower Corp.*(a)	17,353	399,813

Vertiv Holdings Co.	58,049	564,236

Vicor Corp.*	3,230	191,022

Total Electrical Equipment		8,780,386

Electronic Equipment, Instruments & Components – 2.3%

Advanced Energy Industries, Inc.	9,747	754,515

Arrow Electronics, Inc.*	33,381	3,077,394

Avnet, Inc.	39,686	1,433,458

Badger Meter, Inc.	3,095	285,947

Coherent Corp.*(a)	29,251	1,019,397

Insight Enterprises, Inc.*	10,768	887,391

IPG Photonics Corp.*	6,669	562,530

Jabil, Inc.	59,137	3,412,796

Littelfuse, Inc.	4,278	849,996

National Instruments Corp.	11,806	445,559

TD SYNNEX Corp.	17,992	1,460,771

Vontier Corp.	65,067	1,087,270

Total Electronic Equipment, Instruments & Components		15,277,024

Energy Equipment & Services – 0.1%

ChampionX Corp.	18,218	356,526

Entertainment – 0.1%

Warner Music Group Corp., Class A	37,552	871,582

Equity Real Estate Investment Trusts (REITs) – 3.5%

Agree Realty Corp.	6,959	470,289

Brixmor Property Group, Inc.	38,936	719,148

Broadstone Net Lease, Inc.	17,167	266,604

Cousins Properties, Inc.	14,633	341,681

Douglas Emmett, Inc.	14,762	264,683

EastGroup Properties, Inc.	3,248	468,816

EPR Properties	6,428	230,508

Essential Properties Realty Trust, Inc.	12,426	241,686

Federal Realty Investment Trust	7,366	663,824

First Industrial Realty Trust, Inc.	16,057	719,514

Gaming and Leisure Properties, Inc.	50,703	2,243,101

Healthcare Realty Trust, Inc., Class A	29,822	621,789

Highwoods Properties, Inc.	25,039	675,051

Innovative Industrial Properties, Inc.	2,125	188,062

Kilroy Realty Corp.	39,210	1,651,133

Kite Realty Group Trust	16,945	291,793

Lamar Advertising Co., Class A	13,934	1,149,416

Life Storage, Inc.	7,091	785,399

LXP Industrial Trust	62,563	573,077

National Retail Properties, Inc.	23,721	945,519

National Storage Affiliates Trust	7,792	323,991

Omega Healthcare Investors, Inc.	65,482	1,931,064

Physicians Realty Trust	21,125	317,720

PotlatchDeltic Corp.	33,452	1,372,870

Rayonier, Inc.	13,131	393,536

Rexford Industrial Realty, Inc.	11,719	609,388

Safehold, Inc.	5,782	152,992

SL Green Realty Corp.	37,282	1,497,245

Spirit Realty Capital, Inc.	13,421	485,303

STAG Industrial, Inc.	18,845	535,763

STORE Capital Corp.	30,387	952,025

Terreno Realty Corp.	5,994	317,622

Vornado Realty Trust	15,285	354,001

Total Equity Real Estate Investment Trusts (REITs)		22,754,613

Food & Staples Retailing – 1.4%

BJ’s Wholesale Club Holdings, Inc.*	49,917	3,634,457

Casey’s General Stores, Inc.	6,382	1,292,483

Performance Food Group Co.*	53,789	2,310,237

Sprouts Farmers Market, Inc.*	42,613	1,182,511

U.S. Foods Holding Corp.*	34,705	917,600

Total Food & Staples Retailing		9,337,288

Food Products – 1.3%

Darling Ingredients, Inc.*	33,566	2,220,391

Flowers Foods, Inc.	45,873	1,132,604

Hain Celestial Group, Inc.*	15,459	260,948

Ingredion, Inc.	20,779	1,673,125

Lancaster Colony Corp.	4,430	665,740

Pilgrim’s Pride Corp.*	70,449	1,621,736

Post Holdings, Inc.*	6,534	535,200

Simply Good Foods Co.*	14,657	468,878

Total Food Products		8,578,622

Gas Utilities – 1.0%

National Fuel Gas Co.	26,164	1,610,394

New Jersey Resources Corp.	21,850	845,595

ONE Gas, Inc.	12,567	884,591

Spire, Inc.	16,226	1,011,367

UGI Corp.	57,161	1,848,015

Total Gas Utilities		6,199,962

Health Care Equipment & Supplies – 1.7%

CONMED Corp.	3,075	246,523

Dentsply Sirona, Inc.	51,662	1,464,618

Enovis Corp.*	9,228	425,134

Envista Holdings Corp.*	37,607	1,233,886

Globus Medical, Inc., Class A*	13,722	817,419

ICU Medical, Inc.*	2,982	449,089

Inari Medical, Inc.*	4,388	318,744

Inspire Medical Systems, Inc.*	2,361	418,770

Integra LifeSciences Holdings Corp.*	17,368	735,708

iRhythm Technologies, Inc.*	2,657	332,869

Merit Medical Systems, Inc.*	8,288	468,355

Neogen Corp.*	9,742	136,096

Omnicell, Inc.*	4,202	365,700

Penumbra, Inc.*	3,035	575,436

QuidelOrtho Corp.*	26,693	1,908,016

Shockwave Medical, Inc.*(a)	2,923	812,799

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

Investments	Shares	Value

STAAR Surgical Co.*	4,173	$294,405

Tandem Diabetes Care, Inc.*	5,148	246,332

Total Health Care Equipment & Supplies		11,249,899

Health Care Providers & Services – 4.0%

Acadia Healthcare Co., Inc.*	20,147	1,575,092

Amedisys, Inc.*	6,021	582,773

AMN Healthcare Services, Inc.*	10,763	1,140,447

Apollo Medical Holdings, Inc.*(a)	6,105	238,095

Chemed Corp.	2,707	1,181,768

CorVel Corp.*	1,822	252,219

DaVita, Inc.*	39,060	3,232,996

Encompass Health Corp.	27,968	1,264,993

Enhabit, Inc.*	13,799	193,738

Ensign Group, Inc.	10,496	834,432

HealthEquity, Inc.*	9,879	663,572

Henry Schein, Inc.*	35,673	2,346,213

Invitae Corp.*(a)	20,352	50,066

LHC Group, Inc.*	6,587	1,078,028

Option Care Health, Inc.*	17,667	555,981

Owens & Minor, Inc.	32,999	795,276

Patterson Cos., Inc.	27,362	657,235

Premier, Inc., Class A	33,873	1,149,650

Progyny, Inc.*	8,145	301,854

R1 RCM, Inc.*	28,592	529,810

Select Medical Holdings Corp.	59,099	1,306,088

Tenet Healthcare Corp.*	58,010	2,992,156

Universal Health Services, Inc., Class B	34,449	3,037,713

Total Health Care Providers & Services		25,960,195

Health Care Technology – 0.0%

Certara, Inc.*	13,549	179,931

Hotels, Restaurants & Leisure – 1.5%

Boyd Gaming Corp.	32,113	1,530,185

Choice Hotels International, Inc.	6,303	690,305

Churchill Downs, Inc.	4,166	767,169

Marriott Vacations Worldwide Corp.	3,530	430,166

Papa John’s International, Inc.(a)	3,690	258,337

Penn Entertainment, Inc.*(a)	32,192	885,602

Planet Fitness, Inc., Class A*	6,658	383,900

Red Rock Resorts, Inc., Class A	12,747	436,712

Scientific Games Corp., Class A*	12,530	537,286

SeaWorld Entertainment, Inc.*	9,720	442,357

Six Flags Entertainment Corp.*(a)	7,833	138,644

Texas Roadhouse, Inc.	10,237	893,281

Travel & Leisure Co.	17,034	581,200

Wendy’s Co.	37,167	694,651

Wingstop, Inc.	2,491	312,421

Wyndham Hotels & Resorts, Inc.	12,225	750,004

Total Hotels, Restaurants & Leisure		9,732,220

Household Durables – 2.6%

Installed Building Products, Inc.	4,757	385,269

KB Home	46,743	1,211,579

Leggett & Platt, Inc.	36,556	1,214,390

LGI Homes, Inc.*(a)	12,119	986,123

MDC Holdings, Inc.	42,340	1,160,963

Meritage Homes Corp.*	22,344	1,570,113

Mohawk Industries, Inc.*	25,179	2,296,073

Newell Brands, Inc.	152,488	2,118,058

Skyline Champion Corp.*	7,750	409,743

Sonos, Inc.*(a)	21,796	302,964

Taylor Morrison Home Corp.*	57,563	1,342,369

Tempur Sealy International, Inc.	55,541	1,340,760

Toll Brothers, Inc.	37,788	1,587,096

TopBuild Corp.*	4,845	798,359

Total Household Durables		16,723,859

Household Products – 0.3%

Reynolds Consumer Products, Inc.(a)	47,280	1,229,753

Spectrum Brands Holdings, Inc.	11,499	448,806

WD-40 Co.	1,495	262,731

Total Household Products		1,941,290

Independent Power & Renewable Electricity Producers – 0.1%

Clearway Energy, Inc., Class C	16,158	514,632

Ormat Technologies, Inc.(a)	4,806	414,277

Total Independent Power & Renewable Electricity Producers		928,909

Insurance – 5.5%

Alleghany Corp.*	2,512	2,108,498

American Equity Investment Life Holding Co.	28,035	1,045,425

American Financial Group, Inc.	25,826	3,174,790

Assurant, Inc.	12,942	1,880,084

Brighthouse Financial, Inc.*	56,504	2,453,404

CNA Financial Corp.	105,146	3,879,887

Erie Indemnity Co., Class A	5,705	1,268,279

First American Financial Corp.	64,348	2,966,443

Globe Life, Inc.	29,933	2,984,320

Hanover Insurance Group, Inc.	8,272	1,059,974

Kemper Corp.	5,640	232,706

Kinsale Capital Group, Inc.	2,004	511,862

Old Republic International Corp.	140,048	2,931,205

Primerica, Inc.	10,918	1,347,827

Reinsurance Group of America, Inc.	6,249	786,187

RLI Corp.	4,421	452,622

Selective Insurance Group, Inc.	18,333	1,492,306

Unum Group	146,233	5,673,840

Total Insurance		36,249,659

Interactive Media & Services – 0.3%

Bumble, Inc., Class A*(a)	21,228	456,190

Cargurus, Inc.*(a)	18,801	266,410

Shutterstock, Inc.	5,229	262,339

Vimeo, Inc.*	14,182	56,728

Ziff Davis, Inc.*(a)	15,819	1,083,285

Total Interactive Media & Services		2,124,952

Internet & Direct Marketing Retail – 0.0%

Overstock.com, Inc.*(a)	5,066	123,357

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

Investments	Shares	Value

Revolve Group, Inc.*(a)	5,860	$127,104

Total Internet & Direct Marketing Retail		250,461

IT Services – 2.1%

Concentrix Corp.	11,665	1,302,164

DigitalOcean Holdings, Inc.*	10,307	372,804

DXC Technology Co.*	114,141	2,794,172

Euronet Worldwide, Inc.*	7,566	573,200

ExlService Holdings, Inc.*(a)	5,565	820,058

Jack Henry & Associates, Inc.	8,725	1,590,306

Maximus, Inc.	16,470	953,119

Perficient, Inc.*	4,195	272,759

Rackspace Technology, Inc.*(a)	66,983	273,291

Switch, Inc., Class A	13,398	451,379

TTEC Holdings, Inc.	11,118	492,638

Western Union Co.	191,024	2,578,824

WEX, Inc.*	11,844	1,503,477

Total IT Services		13,978,191

Leisure Products – 1.2%

Acushnet Holdings Corp.	17,090	743,244

Brunswick Corp.	27,430	1,795,293

Mattel, Inc.*	78,955	1,495,408

Polaris, Inc.	23,639	2,261,070

Topgolf Callaway Brands Corp.*(a)	47,342	911,807

YETI Holdings, Inc.*	10,390	296,323

Total Leisure Products		7,503,145

Life Sciences Tools & Services – 0.4%

Azenta, Inc.	7,010	300,449

CryoPort, Inc.*	3,767	91,764

Maravai LifeSciences Holdings, Inc., Class A*	21,785	556,171

Medpace Holdings, Inc.*	3,797	596,774

NeoGenomics, Inc.*	10,658	91,765

Sotera Health Co.*	40,034	273,032

Syneos Health, Inc.*	17,646	832,009

Total Life Sciences Tools & Services		2,741,964

Machinery – 3.6%

AGCO Corp.	23,493	2,259,322

Allison Transmission Holdings, Inc.	42,762	1,443,645

Altra Industrial Motion Corp.	16,188	544,241

Chart Industries, Inc.*(a)	3,847	709,194

Crane Holdings Co.	15,620	1,367,375

Donaldson Co., Inc.	21,648	1,060,969

Esab Corp.	9,431	314,618

Evoqua Water Technologies Corp.*	10,632	351,600

Flowserve Corp.	25,598	622,031

Franklin Electric Co., Inc.	6,458	527,683

Helios Technologies, Inc.	5,188	262,513

Hillenbrand, Inc.	24,003	881,390

ITT, Inc.	14,205	928,155

John Bean Technologies Corp.	3,618	311,148

Lincoln Electric Holdings, Inc.	10,577	1,329,740

Middleby Corp.*	9,705	1,243,890

Mueller Industries, Inc.	27,422	1,629,964

Oshkosh Corp.	14,496	1,018,924

RBC Bearings, Inc.*	2,583	536,773

Snap-on, Inc.	15,631	3,147,302

Timken Co.	21,820	1,288,253

Toro Co.	16,379	1,416,456

Watts Water Technologies, Inc., Class A	3,785	475,888

Total Machinery		23,671,074

Marine – 0.3%

Kirby Corp.*	5,378	326,821

Matson, Inc.	28,729	1,767,408

Total Marine		2,094,229

Media – 1.6%

Cable One, Inc.	767	654,289

DISH Network Corp., Class A*	208,368	2,881,729

New York Times Co., Class A	18,848	541,880

Nexstar Media Group, Inc., Class A	25,016	4,173,920

TEGNA, Inc.	121,347	2,509,456

Total Media		10,761,274

Metals & Mining – 3.1%

Alcoa Corp.	77,800	2,618,748

Cleveland-Cliffs, Inc.*(a)	368,736	4,966,874

Commercial Metals Co.	56,351	1,999,333

Hecla Mining Co.	65,717	258,925

MP Materials Corp.*	15,955	435,571

Reliance Steel & Aluminum Co.	29,533	5,150,851

Royal Gold, Inc.	11,340	1,063,919

United States Steel Corp.	197,884	3,585,658

Total Metals & Mining		20,079,879

Multi-Utilities – 0.6%

Black Hills Corp.	15,403	1,043,245

NiSource, Inc.	85,862	2,162,864

NorthWestern Corp.	14,120	695,834

Total Multi-Utilities		3,901,943

Multiline Retail – 1.4%

Dillard’s, Inc., Class A	9,978	2,721,599

Kohl’s Corp.	90,592	2,278,389

Macy’s, Inc.	175,002	2,742,281

Nordstrom, Inc.(a)	17,983	300,856

Ollie’s Bargain Outlet Holdings, Inc.*	15,082	778,231

Total Multiline Retail		8,821,356

Oil, Gas & Consumable Fuels – 6.2%

Antero Midstream Corp.	142,816	1,311,051

Antero Resources Corp.*	69,565	2,123,819

APA Corp.	151,767	5,188,914

California Resources Corp.	33,313	1,280,219

Callon Petroleum Co.*(a)	26,617	931,861

Chesapeake Energy Corp.(a)	52,779	4,972,310

Civitas Resources, Inc.	14,531	833,934

Denbury, Inc.*	6,349	547,665

DTE Midstream LLC*	27,025	1,402,327

EQT Corp.	33,541	1,366,796

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

Investments	Shares	Value

Equitrans Midstream Corp.	131,287	$982,027

HF Sinclair Corp.	18,153	977,358

Magnolia Oil & Gas Corp., Class A	65,877	1,305,023

Matador Resources Co.	41,134	2,012,275

Murphy Oil Corp.	19,152	673,576

Ovintiv, Inc.	141,994	6,531,724

PDC Energy, Inc.	51,950	3,002,190

Range Resources Corp.	59,562	1,504,536

SM Energy Co.	13,412	504,425

Southwestern Energy Co.*	525,507	3,216,103

Total Oil, Gas & Consumable Fuels		40,668,133

Paper & Forest Products – 0.5%

Louisiana-Pacific Corp.	59,380	3,039,662

Personal Products – 0.1%

Beauty Health Co.*(a)	13,782	162,490

BellRing Brands, Inc.*	8,283	170,712

Coty, Inc., Class A*	69,906	441,806

Total Personal Products		775,008

Pharmaceuticals – 0.7%

Organon & Co.	186,817	4,371,518

Professional Services – 2.0%

ASGN, Inc.*	9,777	883,548

Booz Allen Hamilton Holding Corp.	27,557	2,544,889

CACI International, Inc., Class A*	7,096	1,852,482

Exponent, Inc.	4,374	383,469

FTI Consulting, Inc.*	7,385	1,223,768

Insperity, Inc.	5,791	591,203

KBR, Inc.(a)	28,860	1,247,329

Korn Ferry	11,917	559,503

ManpowerGroup, Inc.	15,361	993,703

Science Applications International Corp.	20,424	1,806,094

TriNet Group, Inc.*	14,095	1,003,846

Upwork, Inc.*	10,786	146,905

Total Professional Services		13,236,739

Real Estate Management & Development – 0.3%

eXp World Holdings, Inc.(a)	13,104	146,896

Kennedy-Wilson Holdings, Inc.	80,038	1,237,387

Newmark Group, Inc., Class A	79,497	640,746

Total Real Estate Management & Development		2,025,029

Road & Rail – 1.1%

Knight-Swift Transportation Holdings, Inc.	46,589	2,279,600

Landstar System, Inc.	8,262	1,192,785

Ryder System, Inc.	18,870	1,424,496

Saia, Inc.*	2,808	533,520

Werner Enterprises, Inc.	19,749	742,562

XPO Logistics, Inc.*	22,059	982,067

Total Road & Rail		7,155,030

Semiconductors & Semiconductor Equipment – 1.9%

Allegro MicroSystems, Inc.*	19,236	420,307

Amkor Technology, Inc.	103,265	1,760,668

Cirrus Logic, Inc.*	16,232	1,116,762

Diodes, Inc.*	8,330	540,700

First Solar, Inc.*	19,322	2,555,721

FormFactor, Inc.*	13,965	349,823

Lattice Semiconductor Corp.*	11,562	568,966

MACOM Technology Solutions Holdings, Inc.*	9,657	500,136

MaxLinear, Inc.*	12,366	403,379

MKS Instruments, Inc.	16,180	1,337,115

Onto Innovation, Inc.*	8,213	526,043

Power Integrations, Inc.	9,082	584,154

Semtech Corp.*	7,526	221,340

Silicon Laboratories, Inc.*	3,391	418,585

SiTime Corp.*	1,702	133,998

Synaptics, Inc.*	5,493	543,862

Universal Display Corp.	5,623	530,530

Total Semiconductors & Semiconductor Equipment		12,512,089

Software – 3.3%

ACI Worldwide, Inc.*	14,039	293,415

Alarm.com Holdings, Inc.*	6,417	416,207

Altair Engineering, Inc., Class A*	4,820	213,140

Alteryx, Inc., Class A*	5,443	303,937

Black Knight, Inc.*	20,757	1,343,601

Blackbaud, Inc.*	9,264	408,172

Blackline, Inc.*	4,954	296,745

Box, Inc., Class A*	24,083	587,384

Citrix Systems, Inc.	34,449	3,582,696

Digital Turbine, Inc.*	11,377	163,943

Dolby Laboratories, Inc., Class A	15,289	996,078

DoubleVerify Holdings, Inc.*	13,283	363,290

Dropbox, Inc., Class A*	97,667	2,023,660

Duck Creek Technologies, Inc.*	10,815	128,158

Envestnet, Inc.*	8,563	380,197

Everbridge, Inc.*	3,217	99,341

Fair Isaac Corp.*	4,084	1,682,649

Five9, Inc.*	6,174	462,927

Guidewire Software, Inc.*	6,799	418,682

Jamf Holding Corp.*(a)	11,132	246,685

LiveRamp Holdings, Inc.*	6,447	117,078

Manhattan Associates, Inc.*	5,533	736,055

Marathon Digital Holdings, Inc.*(a)	10,621	113,751

MicroStrategy, Inc., Class A*(a)	835	177,237

Momentive Global, Inc.*	13,458	78,191

nCino, Inc.*(a)	9,843	335,745

NCR Corp.*	33,532	637,443

PagerDuty, Inc.*	8,292	191,296

Pegasystems, Inc.	6,721	216,013

Q2 Holdings, Inc.*	4,808	154,818

Qualtrics International, Inc., Class A*	11,491	116,978

Qualys, Inc.*	4,709	656,387

Rapid7, Inc.*	4,829	207,164

Riot Blockchain, Inc.*(a)	11,052	77,475

Smartsheet, Inc., Class A*	10,602	364,285

Sprout Social, Inc., Class A*	4,483	272,028

SPS Commerce, Inc.*	3,235	401,884

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

Investments	Shares	Value

Tenable Holdings, Inc.*	9,517	$331,192

Teradata Corp.*	26,243	815,108

Varonis Systems, Inc.*	10,331	273,978

Verint Systems, Inc.*(a)	15,894	533,720

Workiva, Inc.*	3,813	296,651

Total Software		21,515,384

Specialty Retail – 4.9%

Academy Sports & Outdoors, Inc.	57,228	2,413,877

American Eagle Outfitters, Inc.	68,024	661,873

Asbury Automotive Group, Inc.*(a)	11,215	1,694,586

AutoNation, Inc.*	39,049	3,977,922

Boot Barn Holdings, Inc.*	4,887	285,694

Dick’s Sporting Goods, Inc.	51,090	5,346,058

Five Below, Inc.*	5,588	769,300

Foot Locker, Inc.	73,542	2,289,362

Gap, Inc.	186,298	1,529,507

Group 1 Automotive, Inc.	10,984	1,569,284

Leslie’s, Inc.*(a)	33,234	488,872

Lithia Motors, Inc.	13,333	2,860,595

Murphy USA, Inc.	7,660	2,105,811

National Vision Holdings, Inc.*(a)	15,395	502,647

Penske Automotive Group, Inc.	43,200	4,252,176

Petco Health & Wellness Co., Inc.*	45,200	504,432

Urban Outfitters, Inc.*	38,399	754,540

Total Specialty Retail		32,006,536

Technology Hardware, Storage & Peripherals – 0.2%

Pure Storage, Inc., Class A*	24,383	667,363

Xerox Holdings Corp.	70,641	923,984

Total Technology Hardware, Storage & Peripherals		1,591,347

Textiles, Apparel & Luxury Goods – 2.1%

Carter’s, Inc.(a)	13,842	907,066

Columbia Sportswear Co.	12,387	833,645

Crocs, Inc.*	12,181	836,348

Deckers Outdoor Corp.*	4,636	1,449,260

Hanesbrands, Inc.(a)	147,671	1,027,790

Kontoor Brands, Inc.	20,791	698,786

PVH Corp.	16,158	723,878

Ralph Lauren Corp.	17,369	1,475,149

Skechers U.S.A., Inc., Class A*	66,314	2,103,480

Steven Madden Ltd.	14,048	374,660

Tapestry, Inc.	88,383	2,512,729

Under Armour, Inc., Class A*	66,045	439,199

Total Textiles, Apparel & Luxury Goods		13,381,990

Thrifts & Mortgage Finance – 1.3%

Axos Financial, Inc.*	12,442	425,890

MGIC Investment Corp.	165,353	2,119,826

New York Community Bancorp, Inc.(a)	180,378	1,538,624

PennyMac Financial Services, Inc.	40,369	1,731,830

Radian Group, Inc.	95,708	1,846,207

TFS Financial Corp.	22,496	292,448

Walker & Dunlop, Inc.	5,886	492,835

Total Thrifts & Mortgage Finance		8,447,660

Trading Companies & Distributors – 1.5%

Air Lease Corp.	35,740	1,108,297

Applied Industrial Technologies, Inc.	8,584	882,264

Beacon Roofing Supply, Inc.*(a)	25,513	1,396,071

GATX Corp.	5,661	482,034

Herc Holdings, Inc.	4,796	498,209

MSC Industrial Direct Co., Inc., Class A	13,637	992,910

SiteOne Landscape Supply, Inc.*	4,518	470,505

Univar Solutions, Inc.*	49,253	1,120,013

Watsco, Inc.(a)	4,742	1,220,875

WESCO International, Inc.*	13,441	1,604,587

Total Trading Companies & Distributors		9,775,765

Water Utilities – 0.1%

American States Water Co.	4,279	333,548

California Water Service Group	7,504	395,386

Total Water Utilities		728,934
TOTAL COMMON STOCKS (Cost: $727,711,519)		657,073,937

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $902,871)	23,308	878,012

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $12,664,723)	12,664,723	12,664,723

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $741,279,113)		670,616,672

Other Assets less Liabilities – (2.4)%		(15,874,797)

NET ASSETS – 100.0%		$654,741,875
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,197,023 and the total market value of the collateral held by the Fund was $35,115,951. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $22,451,228.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

September 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,294,204	$1,826,010	$2,810,859	$(245,867)	$(185,476)	$878,012	$37,991

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$657,073,937	$—	$—	$657,073,937
Exchange-Traded Fund	878,012	—	—	878,012
Investment of Cash Collateral for Securities Loaned	—	12,664,723	—	12,664,723
Total Investments in Securities	$657,951,949	$12,664,723	$—	$670,616,672

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.6%

General Dynamics Corp.	4,061	$861,622

Huntington Ingalls Industries, Inc.	3,742	828,853

Lockheed Martin Corp.	2,073	800,779

Northrop Grumman Corp.	1,636	769,444

Total Aerospace & Defense		3,260,698

Air Freight & Logistics – 0.6%

C.H. Robinson Worldwide, Inc.	6,265	603,382

Expeditors International of Washington, Inc.	7,351	649,167

Total Air Freight & Logistics		1,252,549

Banks – 2.1%

First Horizon Corp.	33,820	774,478

JPMorgan Chase & Co.	9,357	977,806

KeyCorp	51,187	820,016

Regions Financial Corp.	37,597	754,572

U.S. Bancorp	24,785	999,331

Total Banks		4,326,203

Beverages – 0.7%

Constellation Brands, Inc., Class A	3,236	743,244

Molson Coors Beverage Co., Class B	12,808	614,656

Total Beverages		1,357,900

Biotechnology – 4.0%

AbbVie, Inc.	7,187	964,567

Amgen, Inc.	4,029	908,137

Biogen, Inc.*	3,192	852,264

Exelixis, Inc.*	29,865	468,283

Gilead Sciences, Inc.	16,161	996,972

Halozyme Therapeutics, Inc.*	13,470	532,604

Incyte Corp.*	10,513	700,586

Moderna, Inc.*	2,793	330,272

Regeneron Pharmaceuticals, Inc.*	1,431	985,773

United Therapeutics Corp.*	3,113	651,800

Vertex Pharmaceuticals, Inc.*	2,820	816,503

Total Biotechnology		8,207,761

Building Products – 0.8%

Builders FirstSource, Inc.*	7,548	444,728

Carlisle Cos., Inc.	2,519	706,353

Owens Corning	6,740	529,831

Total Building Products		1,680,912

Capital Markets – 1.5%

Cboe Global Markets, Inc.	10,173	1,194,005

Houlihan Lokey, Inc.	11,574	872,448

SEI Investments Co.	21,312	1,045,354

Total Capital Markets		3,111,807

Chemicals – 1.7%

CF Industries Holdings, Inc.	6,991	672,884

Dow, Inc.	22,168	973,840

Mosaic Co.	12,126	586,049

Olin Corp.	12,944	555,039

Westlake Corp.	9,165	796,255

Total Chemicals		3,584,067

Commercial Services & Supplies – 0.7%

Clean Harbors, Inc.*	5,601	615,998

Waste Management, Inc.	5,527	885,481

Total Commercial Services & Supplies		1,501,479

Construction & Engineering – 0.8%

EMCOR Group, Inc.	6,816	787,112

MDU Resources Group, Inc.	27,978	765,198

Total Construction & Engineering		1,552,310

Consumer Finance – 0.2%

Credit Acceptance Corp.*	1,134	496,692

Distributors – 1.5%

Genuine Parts Co.	12,495	1,865,753

LKQ Corp.	26,466	1,247,872

Total Distributors		3,113,625

Diversified Consumer Services – 1.6%

H&R Block, Inc.	35,257	1,499,833

Service Corp. International	29,900	1,726,426

Total Diversified Consumer Services		3,226,259

Diversified Telecommunication Services – 1.8%

AT&T, Inc.	84,313	1,293,362

Lumen Technologies, Inc.	114,436	833,094

Verizon Communications, Inc.	44,130	1,675,616

Total Diversified Telecommunication Services		3,802,072

Electric Utilities – 1.6%

American Electric Power Co., Inc.	8,133	703,098

Edison International	11,655	659,440

Exelon Corp.	14,005	524,627

FirstEnergy Corp.	20,335	752,395

OGE Energy Corp.	20,486	746,920

Total Electric Utilities		3,386,480

Electrical Equipment – 0.3%

Acuity Brands, Inc.	3,992	628,620

Electronic Equipment, Instruments & Components – 1.1%

Arrow Electronics, Inc.*	23,872	2,200,760

Entertainment – 1.1%

Electronic Arts, Inc.	12,400	1,434,804

Endeavor Group Holdings, Inc., Class A*	39,341	797,049

Total Entertainment		2,231,853

Equity Real Estate Investment Trusts (REITs) – 2.9%

Apartment Income REIT Corp.	21,811	842,341

Camden Property Trust	6,916	826,116

First Industrial Realty Trust, Inc.	18,137	812,719

Host Hotels & Resorts, Inc.	33,916	538,586

Mid-America Apartment Communities, Inc.	5,582	865,601

Omega Healthcare Investors, Inc.	23,120	681,809

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2022

Investments	Shares	Value

Public Storage	2,530	$740,809

Weyerhaeuser Co.	24,099	688,267

Total Equity Real Estate Investment Trusts (REITs)		5,996,248

Food & Staples Retailing – 0.5%

Albertsons Cos., Inc., Class A	17,561	436,566

Kroger Co.	11,956	523,075

Total Food & Staples Retailing		959,641

Food Products – 3.6%

Archer-Daniels-Midland Co.	7,956	640,060

Campbell Soup Co.	17,230	811,878

Conagra Brands, Inc.	22,986	750,033

Flowers Foods, Inc.	30,447	751,737

General Mills, Inc.	10,918	836,428

J.M. Smucker Co.	5,393	741,052

Kellogg Co.	11,809	822,615

Kraft Heinz Co.	20,844	695,147

Pilgrim’s Pride Corp.*	24,550	565,141

Tyson Foods, Inc., Class A	10,883	717,516

Total Food Products		7,331,607

Gas Utilities – 0.6%

National Fuel Gas Co.	11,056	680,497

UGI Corp.	19,459	629,109

Total Gas Utilities		1,309,606

Health Care Equipment & Supplies – 1.5%

Abbott Laboratories	7,985	772,629

Becton Dickinson and Co.	3,495	778,791

Hologic, Inc.*	12,970	836,824

Lantheus Holdings, Inc.*	4,852	341,241

QuidelOrtho Corp.*	5,592	399,716

Total Health Care Equipment & Supplies		3,129,201

Health Care Providers & Services – 6.5%

Acadia Healthcare Co., Inc.*	6,975	545,305

AmerisourceBergen Corp.	6,311	854,068

Cardinal Health, Inc.	11,611	774,221

Centene Corp.*	8,339	648,858

Chemed Corp.	1,869	815,931

Cigna Corp.	2,865	794,952

CVS Health Corp.	9,565	912,214

DaVita, Inc.*	7,064	584,687

Elevance Health, Inc.	1,703	773,571

HCA Healthcare, Inc.	2,618	481,162

Henry Schein, Inc.*	12,820	843,171

Humana, Inc.	1,436	696,733

Laboratory Corp. of America Holdings	3,727	763,327

McKesson Corp.	2,608	886,381

Molina Healthcare, Inc.*	2,214	730,266

Option Care Health, Inc.*	15,981	502,922

Quest Diagnostics, Inc.	7,387	906,311

UnitedHealth Group, Inc.	1,673	844,932

Total Health Care Providers & Services		13,359,012

Hotels, Restaurants & Leisure – 2.6%

Boyd Gaming Corp.	22,695	1,081,417

Choice Hotels International, Inc.	13,536	1,482,463

Expedia Group, Inc.*	9,244	866,070

McDonald’s Corp.	8,366	1,930,371

Total Hotels, Restaurants & Leisure		5,360,321

Household Products – 1.1%

Colgate-Palmolive Co.	10,526	739,451

Kimberly-Clark Corp.	6,525	734,324

Reynolds Consumer Products, Inc.	29,119	757,385

Total Household Products		2,231,160

Independent Power & Renewable Electricity Producers – 0.2%

Vistra Corp.	22,495	472,395

Insurance – 7.1%

Alleghany Corp.*	1,200	1,007,244

American International Group, Inc.	17,234	818,270

CNA Financial Corp.	32,883	1,213,383

Fidelity National Financial, Inc.	27,665	1,001,473

Globe Life, Inc.	11,768	1,173,270

Hartford Financial Services Group, Inc.	18,096	1,120,866

Kinsale Capital Group, Inc.	3,040	776,477

Loews Corp.	22,401	1,116,466

Old Republic International Corp.	52,612	1,101,169

Principal Financial Group, Inc.	12,934	933,188

Reinsurance Group of America, Inc.	7,272	914,890

Travelers Cos., Inc.	8,402	1,287,187

Unum Group	23,764	922,043

W.R. Berkley Corp.	19,947	1,288,177

Total Insurance		14,674,103

IT Services – 17.6%

Akamai Technologies, Inc.*	34,085	2,737,707

Cognizant Technology Solutions Corp., Class A	42,477	2,439,879

Concentrix Corp.	16,069	1,793,782

DXC Technology Co.*	58,328	1,427,869

ExlService Holdings, Inc.*	15,361	2,263,597

Fidelity National Information Services, Inc.	22,967	1,735,616

Fiserv, Inc.*	24,209	2,265,236

FleetCor Technologies, Inc.*	10,569	1,861,941

Gartner, Inc.*	6,700	1,853,823

Global Payments, Inc.	14,291	1,544,143

GoDaddy, Inc., Class A*	24,169	1,713,099

International Business Machines Corp.	26,310	3,125,891

Jack Henry & Associates, Inc.	17,186	3,132,492

Switch, Inc., Class A	79,975	2,694,358

Visa, Inc., Class A	11,290	2,005,669

Western Union Co.	157,780	2,130,030

WEX, Inc.*	11,495	1,459,175

Total IT Services		36,184,307

Machinery – 0.4%

Snap-on, Inc.	3,857	776,607

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2022

Investments	Shares	Value

Media – 5.0%

Charter Communications, Inc., Class A*	3,235	$981,337

Comcast Corp., Class A	44,446	1,303,601

Fox Corp., Class A	45,129	1,384,558

Liberty Media Corp. – Liberty SiriusXM, Series C*	40,653	1,533,025

News Corp., Class A	73,212	1,106,233

Nexstar Media Group, Inc., Class A	7,610	1,269,729

Omnicom Group, Inc.	19,247	1,214,293

Sirius XM Holdings, Inc.(a)	279,052	1,593,387

Total Media		10,386,163

Metals & Mining – 0.8%

Reliance Steel & Aluminum Co.	5,197	906,409

Steel Dynamics, Inc.	9,284	658,700

Total Metals & Mining		1,565,109

Multi-Utilities – 0.3%

Consolidated Edison, Inc.	8,275	709,664

Oil, Gas & Consumable Fuels – 4.6%

Antero Resources Corp.*	18,330	559,615

Chesapeake Energy Corp.(a)	7,831	737,759

Chord Energy Corp.	5,859	801,335

Civitas Resources, Inc.	10,929	627,215

Diamondback Energy, Inc.	5,550	668,553

EQT Corp.	15,962	650,452

Exxon Mobil Corp.	10,628	927,931

HF Sinclair Corp.	14,492	780,249

Marathon Oil Corp.	28,028	632,872

Marathon Petroleum Corp.	10,127	1,005,915

Ovintiv, Inc.	12,898	593,308

SM Energy Co.	14,971	563,059

Valero Energy Corp.	7,645	816,868

Total Oil, Gas & Consumable Fuels		9,365,131

Pharmaceuticals – 2.5%

Bristol-Myers Squibb Co.	15,327	1,089,597

Eli Lilly & Co.	2,509	811,285

Johnson & Johnson	5,966	974,606

Merck & Co., Inc.	11,131	958,602

Organon & Co.	25,738	602,269

Pfizer, Inc.	17,828	780,153

Total Pharmaceuticals		5,216,512

Professional Services – 2.0%

Booz Allen Hamilton Holding Corp.	8,399	775,648

CACI International, Inc., Class A*	3,297	860,715

FTI Consulting, Inc.*	5,665	938,747

KBR, Inc.	14,543	628,548

Leidos Holdings, Inc.	9,523	832,977

Total Professional Services		4,036,635

Road & Rail – 0.7%

Knight-Swift Transportation Holdings, Inc.	13,663	668,531

Landstar System, Inc.	5,212	752,456

Total Road & Rail		1,420,987

Software – 7.1%

Black Knight, Inc.*	35,846	2,320,312

Dolby Laboratories, Inc., Class A	37,959	2,473,029

Dropbox, Inc., Class A*	86,631	1,794,994

Fair Isaac Corp.*	4,278	1,762,579

NortonLifeLock, Inc.	107,011	2,155,201

PTC, Inc.*	14,688	1,536,365

Qualys, Inc.*	10,936	1,524,369

Zoom Video Communications, Inc., Class A*	14,793	1,088,617

Total Software		14,655,466

Specialty Retail – 5.8%

AutoNation, Inc.*	10,623	1,082,165

AutoZone, Inc.*	846	1,812,073

Best Buy Co., Inc.	16,322	1,033,835

Lithia Motors, Inc.	4,405	945,093

Lowe’s Cos., Inc.	8,922	1,675,641

Murphy USA, Inc.	6,021	1,655,233

O’Reilly Automotive, Inc.*	2,583	1,816,753

Penske Automotive Group, Inc.	11,339	1,116,098

Williams-Sonoma, Inc.	6,930	816,700

Total Specialty Retail		11,953,591

Technology Hardware, Storage & Peripherals – 1.6%

Hewlett Packard Enterprise Co.	152,579	1,827,896

HP, Inc.	59,837	1,491,138

Total Technology Hardware, Storage & Peripherals		3,319,034

Tobacco – 0.7%

Altria Group, Inc.	17,324	699,543

Philip Morris International, Inc.	8,476	703,593

Total Tobacco		1,403,136

Trading Companies & Distributors – 0.4%

W.W. Grainger, Inc.	1,474	721,066

TOTAL COMMON STOCKS

(Cost: $223,937,467)		205,458,749

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $2,409,594)	2,409,594	2,409,594

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $226,347,061)		207,868,343

Other Assets less Liabilities – (1.0)%		(2,090,291)

NET ASSETS – 100.0%		$205,778,052
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,313,382 and the total market value of the collateral held by the Fund was $2,409,594.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobs ervable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$205,458,749	$—	$—	$205,458,749
Investment of Cash Collateral for Securities Loaned	—	2,409,594	—	2,409,594
Total Investments in Securities	$205,458,749	$2,409,594	$—	$207,868,343

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 5.0%

BWX Technologies, Inc.	49,909	$2,513,916

Curtiss-Wright Corp.	8,001	1,113,419

General Dynamics Corp.	203,150	43,102,336

HEICO Corp.	6,118	880,870

Huntington Ingalls Industries, Inc.	29,304	6,490,836

L3Harris Technologies, Inc.	112,474	23,375,471

Lockheed Martin Corp.	277,555	107,216,721

Northrop Grumman Corp.	83,613	39,324,866

Raytheon Technologies Corp.	1,112,038	91,031,431

Textron, Inc.	4,224	246,090

Woodward, Inc.	9,350	750,431

Total Aerospace & Defense		316,046,387

Air Freight & Logistics – 1.4%

FedEx Corp.	98,878	14,680,417

United Parcel Service, Inc., Class B	448,684	72,480,413

Total Air Freight & Logistics		87,160,830

Auto Components – 0.2%

BorgWarner, Inc.	114,601	3,598,471

Gentex Corp.	104,630	2,494,379

Lear Corp.	29,749	3,560,658

Total Auto Components		9,653,508

Banks – 0.1%

Cadence Bank	162,990	4,141,576

First Citizens BancShares, Inc., Class A	287	228,862

Signature Bank	11,944	1,803,544

Western Alliance Bancorp	42,542	2,796,711

Total Banks		8,970,693

Beverages – 6.8%

Brown-Forman Corp., Class B	148,387	9,878,122

Coca-Cola Co.	4,038,331	226,227,303

Coca-Cola Consolidated, Inc.	200	82,346

Constellation Brands, Inc., Class A	66,037	15,167,378

PepsiCo, Inc.	1,090,876	178,096,416

Total Beverages		429,451,565

Biotechnology – 2.1%

Amgen, Inc.	579,824	130,692,330

Building Products – 0.3%

A.O. Smith Corp.	57,398	2,788,395

AAON, Inc.	4,759	256,415

Armstrong World Industries, Inc.	13,445	1,065,247

Carlisle Cos., Inc.	15,014	4,210,076

Fortune Brands Home & Security, Inc.	42,887	2,302,603

Lennox International, Inc.	12,548	2,794,063

Masco Corp.	102,267	4,774,846

Simpson Manufacturing Co., Inc.	11,959	937,586

Total Building Products		19,129,231

Capital Markets – 3.0%

Ameriprise Financial, Inc.	51,073	12,867,842

Blackstone, Inc.	678,902	56,824,097

Charles Schwab Corp.	492,807	35,418,039

Cohen & Steers, Inc.	27,880	1,746,124

Evercore, Inc., Class A	25,296	2,080,596

FactSet Research Systems, Inc.	8,672	3,469,754

Hamilton Lane, Inc., Class A	12,477	743,754

LPL Financial Holdings, Inc.	16,370	3,576,518

MarketAxess Holdings, Inc.	9,526	2,119,440

Moody’s Corp.	35,373	8,599,530

Morningstar, Inc.	6,046	1,283,687

MSCI, Inc.	16,578	6,992,435

Raymond James Financial, Inc.	63,581	6,283,074

S&P Global, Inc.	49,415	15,088,870

SEI Investments Co.	49,519	2,428,907

State Street Corp.	271,766	16,526,091

T. Rowe Price Group, Inc.	150,352	15,788,464

Total Capital Markets		191,837,222

Chemicals – 1.7%

Air Products and Chemicals, Inc.	137,183	31,926,600

Albemarle Corp.	23,002	6,082,649

Ashland, Inc.	17,521	1,663,969

Avient Corp.	48,540	1,470,762

Balchem Corp.	3,313	402,795

Chemours Co.	153,781	3,790,702

DuPont de Nemours, Inc.	250,056	12,602,822

Ecolab, Inc.	73,051	10,550,025

FMC Corp.	71,353	7,542,012

PPG Industries, Inc.	103,881	11,498,588

Quaker Chemical Corp.	2,841	410,184

RPM International, Inc.	67,819	5,650,001

Scotts Miracle-Gro Co.	30,120	1,287,630

Sensient Technologies Corp.	23,189	1,607,925

Sherwin-Williams Co.	51,604	10,565,919

Total Chemicals		107,052,583

Commercial Services & Supplies – 1.0%

Cintas Corp.	27,714	10,758,298

MSA Safety, Inc.	13,909	1,519,975

Republic Services, Inc.	131,536	17,894,157

Rollins, Inc.	192,453	6,674,270

Tetra Tech, Inc.	8,096	1,040,579

Waste Management, Inc.	178,580	28,610,302

Total Commercial Services & Supplies		66,497,581

Communications Equipment – 2.3%

Cisco Systems, Inc.	3,326,805	133,072,200

Motorola Solutions, Inc.	65,874	14,753,800

Total Communications Equipment		147,826,000

Construction & Engineering – 0.0%

Quanta Services, Inc.	7,142	909,819

Valmont Industries, Inc.	6,067	1,629,718

Total Construction & Engineering		2,539,537

Construction Materials – 0.1%

Eagle Materials, Inc.	6,423	688,417

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2022

Investments	Shares	Value

Martin Marietta Materials, Inc.	11,554	$3,721,428

Total Construction Materials		4,409,845

Containers & Packaging – 0.3%

AptarGroup, Inc.	24,528	2,330,896

Avery Dennison Corp.	33,132	5,390,576

Ball Corp.	86,346	4,172,239

Crown Holdings, Inc.	30,521	2,473,117

Graphic Packaging Holding Co.	142,357	2,810,127

Sealed Air Corp.	52,642	2,343,095

Silgan Holdings, Inc.(a)	38,381	1,613,537

Total Containers & Packaging		21,133,587

Distributors – 0.0%

Pool Corp.	7,379	2,348,072

Diversified Consumer Services – 0.2%

H&R Block, Inc.	242,550	10,318,077

Diversified Financial Services – 0.2%

Apollo Global Management, Inc.	219,804	10,220,886

Electric Utilities – 0.2%

NRG Energy, Inc.	257,949	9,871,708

Electrical Equipment – 0.9%

AMETEK, Inc.	40,984	4,647,996

Emerson Electric Co.	411,072	30,098,692

Hubbell, Inc.	34,709	7,740,107

Regal Rexnord Corp.	15,506	2,176,422

Rockwell Automation, Inc.	44,376	9,545,721

Vertiv Holdings Co.	6,485	63,034

Total Electrical Equipment		54,271,972

Electronic Equipment, Instruments & Components – 0.3%

Amphenol Corp., Class A	177,337	11,874,486

CDW Corp.	41,074	6,410,830

Cognex Corp.	16,560	686,412

TD SYNNEX Corp.	19,476	1,581,256

Total Electronic Equipment, Instruments & Components		20,552,984

Energy Equipment & Services – 0.3%

Baker Hughes Co.	791,681	16,593,634

Halliburton Co.	229,754	5,656,543

Total Energy Equipment & Services		22,250,177

Entertainment – 0.3%

Activision Blizzard, Inc.	196,327	14,594,949

Electronic Arts, Inc.	51,646	5,975,959

Total Entertainment		20,570,908

Equity Real Estate Investment Trusts (REITs) – 0.8%

Kite Realty Group Trust	240,565	4,142,529

Public Storage	125,764	36,824,957

Safehold, Inc.	13,792	364,936

SBA Communications Corp.	23,012	6,550,366

Total Equity Real Estate Investment Trusts (REITs)		47,882,788

Food & Staples Retailing – 1.0%

Costco Wholesale Corp.	80,020	37,791,045

Sysco Corp.	402,776	28,480,291

Total Food & Staples Retailing		66,271,336

Food Products – 0.9%

Campbell Soup Co.	316,566	14,916,590

Hershey Co.	88,619	19,537,831

Hormel Foods Corp.	399,525	18,154,416

Ingredion, Inc.	56,145	4,520,795

Total Food Products		57,129,632

Health Care Equipment & Supplies – 0.7%

Baxter International, Inc.	216,391	11,654,819

Cooper Cos., Inc.	700	184,730

ResMed, Inc.	29,093	6,351,002

Stryker Corp.	113,098	22,906,869

Teleflex, Inc.	7,685	1,548,220

Total Health Care Equipment & Supplies		42,645,640

Health Care Providers & Services – 5.2%

Cardinal Health, Inc.	358,789	23,924,051

Chemed Corp.	1,903	830,774

Cigna Corp.	196,070	54,403,543

Elevance Health, Inc.	82,308	37,387,586

Encompass Health Corp.	51,315	2,320,977

Ensign Group, Inc.	4,237	336,841

HCA Healthcare, Inc.	77,280	14,203,291

Humana, Inc.	25,556	12,399,516

UnitedHealth Group, Inc.	363,251	183,456,285

Total Health Care Providers & Services		329,262,864

Hotels, Restaurants & Leisure – 3.3%

Churchill Downs, Inc.	3,964	729,971

Darden Restaurants, Inc.	123,597	15,612,773

Domino’s Pizza, Inc.	8,512	2,640,422

Marriott Vacations Worldwide Corp.	16,149	1,967,917

McDonald’s Corp.	492,499	113,639,219

Starbucks Corp.	618,790	52,139,246

Texas Roadhouse, Inc.	35,629	3,108,987

Vail Resorts, Inc.	11,987	2,584,877

Wendy’s Co.	155,372	2,903,903

Wyndham Hotels & Resorts, Inc.	41,744	2,560,994

Yum! Brands, Inc.	137,601	14,632,490

Total Hotels, Restaurants & Leisure		212,520,799

Household Durables – 0.5%

D.R. Horton, Inc.	93,569	6,301,872

Leggett & Platt, Inc.	151,918	5,046,716

Lennar Corp., Class A	74,473	5,551,962

PulteGroup, Inc.	92,605	3,472,687

Tempur Sealy International, Inc.	36,918	891,201

Toll Brothers, Inc.	35,823	1,504,566

Whirlpool Corp.	43,890	5,916,811

Total Household Durables		28,685,815

Household Products – 4.9%

Church & Dwight Co., Inc.	81,112	5,794,641

Clorox Co.	104,215	13,380,164

Colgate-Palmolive Co.	589,968	41,445,252

Kimberly-Clark Corp.	342,932	38,593,567

Procter & Gamble Co.	1,683,003	212,479,129

Total Household Products		311,692,753

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2022

Investments	Shares	Value

Independent Power & Renewable Electricity Producers – 0.2%

AES Corp.	492,941	$11,140,466

Ormat Technologies, Inc.(a)	7,374	635,639

Total Independent Power & Renewable Electricity Producers		11,776,105

Industrial Conglomerates – 2.2%

3M Co.	586,800	64,841,400

General Electric Co.	113,867	7,049,506

Honeywell International, Inc.	396,903	66,270,894

Total Industrial Conglomerates		138,161,800

Insurance – 1.1%

Assurant, Inc.	31,529	4,580,218

Erie Indemnity Co., Class A	30,956	6,881,828

Globe Life, Inc.	23,800	2,372,860

Hanover Insurance Group, Inc.	21,469	2,751,038

Hartford Financial Services Group, Inc.	236,378	14,641,253

Kinsale Capital Group, Inc.	574	146,611

Marsh & McLennan Cos., Inc.	192,018	28,666,367

Primerica, Inc.	14,021	1,730,893

Progressive Corp.	70,406	8,181,881

Total Insurance		69,952,949

Interactive Media & Services – 0.0%

Shutterstock, Inc.	8,525	427,699

Internet & Direct Marketing Retail – 0.1%

eBay, Inc.	207,126	7,624,308

IT Services – 3.5%

Automatic Data Processing, Inc.	230,602	52,159,866

Broadridge Financial Solutions, Inc.	51,097	7,374,319

Cognizant Technology Solutions Corp., Class A	192,721	11,069,894

Jack Henry & Associates, Inc.	24,319	4,432,624

MasterCard, Inc., Class A	175,018	49,764,618

Maximus, Inc.	29,020	1,679,387

Paychex, Inc.	236,689	26,558,873

Switch, Inc., Class A	43,397	1,462,045

TTEC Holdings, Inc.	12,695	562,516

Visa, Inc., Class A	380,506	67,596,891

Total IT Services		222,661,033

Leisure Products – 0.2%

Brunswick Corp.	29,950	1,960,228

Hasbro, Inc.	116,927	7,883,218

Polaris, Inc.	42,923	4,105,585

Total Leisure Products		13,949,031

Life Sciences Tools & Services – 0.1%

Agilent Technologies, Inc.	51,853	6,302,732

Azenta, Inc.	10,449	447,844

Bio-Techne Corp.	3,812	1,082,608

Bruker Corp.	12,039	638,789

West Pharmaceutical Services, Inc.	3,068	754,974

Total Life Sciences Tools & Services		9,226,947

Machinery – 3.8%

AGCO Corp.	17,225	1,656,528

Caterpillar, Inc.	365,603	59,988,140

Crane Holdings Co.	27,880	2,440,615

Cummins, Inc.	114,903	23,383,910

Deere & Co.	111,349	37,178,318

Donaldson Co., Inc.	59,168	2,899,824

Dover Corp.	52,271	6,093,753

Fortive Corp.	50,206	2,927,010

Franklin Electric Co., Inc.	8,619	704,259

Graco, Inc.	51,851	3,108,467

IDEX Corp.	21,910	4,378,714

Illinois Tool Works, Inc.	195,620	35,338,753

Ingersoll Rand, Inc.	20,849	901,928

ITT, Inc.	20,546	1,342,476

John Bean Technologies Corp.	3,200	275,200

Lincoln Electric Holdings, Inc.	30,843	3,877,582

Nordson Corp.	14,301	3,035,673

Oshkosh Corp.	28,780	2,022,946

PACCAR, Inc.	169,118	14,153,485

Parker-Hannifin Corp.	51,836	12,560,381

Snap-on, Inc.	44,547	8,969,538

Stanley Black & Decker, Inc.	79,894	6,008,828

Timken Co.	36,334	2,145,159

Toro Co.	34,981	3,025,157

Watts Water Technologies, Inc., Class A	2,751	345,883

Xylem, Inc.	52,105	4,551,893

Total Machinery		243,314,420

Media – 1.6%

Cable One, Inc.(a)	891	760,068

Comcast Corp., Class A	2,667,470	78,236,895

Fox Corp., Class A	234,447	7,192,834

New York Times Co., Class A	25,428	731,055

Nexstar Media Group, Inc., Class A	23,981	4,001,230

Sirius XM Holdings, Inc.(a)	1,631,566	9,316,242

TEGNA, Inc.	131,080	2,710,734

Total Media		102,949,058

Multiline Retail – 0.7%

Dollar General Corp.	54,121	12,981,463

Target Corp.	216,265	32,091,563

Total Multiline Retail		45,073,026

Oil, Gas & Consumable Fuels – 1.3%

Civitas Resources, Inc.(a)	79,459	4,560,152

Coterra Energy, Inc.	632,484	16,520,482

Diamondback Energy, Inc.	101,711	12,252,107

Equitrans Midstream Corp.	770,429	5,762,809

HF Sinclair Corp.	211,400	11,381,776

Matador Resources Co.	12,756	624,023

Murphy Oil Corp.	90,564	3,185,136

Pioneer Natural Resources Co.	104,224	22,567,623

Texas Pacific Land Corp.	2,090	3,714,411

Total Oil, Gas & Consumable Fuels		80,568,519

Personal Products – 0.2%

Estee Lauder Cos., Inc., Class A	49,621	10,713,174

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2022

Investments	Shares	Value

Pharmaceuticals – 11.5%

Eli Lilly & Co.	403,165	$130,363,403

Johnson & Johnson	2,085,680	340,716,685

Merck & Co., Inc.	2,901,539	249,880,539

Zoetis, Inc.	62,774	9,308,756

Total Pharmaceuticals		730,269,383

Professional Services – 0.5%

Booz Allen Hamilton Holding Corp.	70,606	6,520,464

Equifax, Inc.(a)	21,086	3,614,773

Exponent, Inc.	11,975	1,049,848

Insperity, Inc.	16,941	1,729,507

Leidos Holdings, Inc.	64,693	5,658,697

ManpowerGroup, Inc.	40,997	2,652,096

Robert Half International, Inc.	49,460	3,783,690

TransUnion	21,123	1,256,607

Verisk Analytics, Inc.	26,334	4,490,737

Total Professional Services		30,756,419

Real Estate Management & Development – 0.0%

eXp World Holdings, Inc.(a)	8,854	99,253

Road & Rail – 1.8%

CSX Corp.	687,179	18,306,448

JB Hunt Transport Services, Inc.	20,614	3,224,442

Landstar System, Inc.	7,384	1,066,028

Norfolk Southern Corp.	109,669	22,992,106

Old Dominion Freight Line, Inc.	8,504	2,115,540

Union Pacific Corp.	341,695	66,569,020

Total Road & Rail		114,273,584

Semiconductors & Semiconductor Equipment – 4.2%

Analog Devices, Inc.	249,817	34,809,501

Applied Materials, Inc.	178,524	14,626,471

Entegris, Inc.	10,373	861,167

KLA Corp.	48,599	14,707,515

Lam Research Corp.	38,327	14,027,682

Marvell Technology, Inc.	62,297	2,673,164

Micron Technology, Inc.	162,789	8,155,729

Monolithic Power Systems, Inc.	6,927	2,517,272

NVIDIA Corp.	40,755	4,947,250

QUALCOMM, Inc.	529,829	59,860,080

Skyworks Solutions, Inc.	74,574	6,358,925

Teradyne, Inc.	14,242	1,070,286

Texas Instruments, Inc.	666,231	103,119,234

Universal Display Corp.	6,179	582,989

Total Semiconductors & Semiconductor Equipment		268,317,265

Software – 5.7%

Dolby Laboratories, Inc., Class A	25,103	1,635,461

Intuit, Inc.	36,195	14,019,047

Microsoft Corp.	1,147,922	267,351,034

NortonLifeLock, Inc.	366,698	7,385,298

Oracle Corp.	1,202,463	73,434,415

Pegasystems, Inc.	898	28,862

Total Software		363,854,117

Specialty Retail – 4.1%

Advance Auto Parts, Inc.	31,528	4,929,088

American Eagle Outfitters, Inc.	141,561	1,377,389

Best Buy Co., Inc.	204,779	12,970,702

Gap, Inc.	332,907	2,733,166

Home Depot, Inc.	505,253	139,419,513

Lowe’s Cos., Inc.	261,277	49,070,433

Ross Stores, Inc.	109,327	9,212,986

TJX Cos., Inc.	532,351	33,069,644

Tractor Supply Co.	32,327	6,008,943

Williams-Sonoma, Inc.	36,417	4,291,743

Total Specialty Retail		263,083,607

Technology Hardware, Storage & Peripherals – 5.5%

Apple, Inc.	2,262,494	312,676,671

HP, Inc.	972,997	24,247,085

NetApp, Inc.	155,134	9,595,038

Total Technology Hardware, Storage & Peripherals		346,518,794

Textiles, Apparel & Luxury Goods – 0.7%

Carter’s, Inc.(a)	27,356	1,792,639

Columbia Sportswear Co.	18,206	1,225,264

Hanesbrands, Inc.(a)	368,907	2,567,593

NIKE, Inc., Class B	281,245	23,377,084

Ralph Lauren Corp.	31,012	2,633,849

Tapestry, Inc.	207,720	5,905,480

VF Corp.	333,599	9,977,946

Total Textiles, Apparel & Luxury Goods		47,479,855

Thrifts & Mortgage Finance – 0.1%

MGIC Investment Corp.	253,486	3,249,691

Walker & Dunlop, Inc.	11,376	952,512

Total Thrifts & Mortgage Finance		4,202,203

Tobacco – 6.3%

Altria Group, Inc.	4,524,322	182,692,123

Philip Morris International, Inc.	2,590,621	215,047,449

Total Tobacco		397,739,572

Trading Companies & Distributors – 0.4%

Air Lease Corp.	54,439	1,688,153

Fastenal Co.	316,154	14,555,730

Herc Holdings, Inc.	9,086	943,854

W.W. Grainger, Inc.	20,578	10,066,552

Total Trading Companies & Distributors		27,254,289
TOTAL COMMON STOCKS (Cost: $6,446,889,798)		6,339,143,720

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $10,196,003)	10,196,003	10,196,003

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $6,457,085,801)		6,349,339,723

Other Assets less Liabilities – 0.1%		4,816,830

NET ASSETS – 100.0%		$6,354,156,553

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

September 30, 2022

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,574,223 and the total market value of the collateral held by the Fund was $18,418,365. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $8,222,362.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,339,143,720	$—	$—	$6,339,143,720
Investment of Cash Collateral for Securities Loaned	—	10,196,003	—	10,196,003
Total Investments in Securities	$6,339,143,720	$10,196,003	$—	$6,349,339,723

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.1%

Aerospace & Defense – 0.4%

Kaman Corp.	60,778	$1,697,530

Moog, Inc., Class A	49,755	3,500,264

Park Aerospace Corp.	99,944	1,103,382

Total Aerospace & Defense		6,301,176

Air Freight & Logistics – 0.1%

Forward Air Corp.	24,502	2,211,550

Auto Components – 0.9%

Dana, Inc.	315,037	3,600,873

LCI Industries	72,337	7,339,312

Patrick Industries, Inc.	52,740	2,312,122

Standard Motor Products, Inc.	51,162	1,662,765

Total Auto Components		14,915,072

Automobiles – 0.1%

Winnebago Industries, Inc.	39,346	2,093,601

Banks – 18.7%

1st Source Corp.	46,153	2,136,884

ACNB Corp.	17,981	540,149

Allegiance Bancshares, Inc.	14,262	593,727

Amalgamated Financial Corp.	39,002	879,495

American National Bankshares, Inc.	20,249	646,956

Ameris Bancorp	45,748	2,045,393

Ames National Corp.	24,457	542,456

Arrow Financial Corp.	33,699	971,208

Associated Banc-Corp.	307,794	6,180,504

Atlantic Union Bankshares Corp.	135,797	4,125,513

Banc of California, Inc.	28,607	456,854

BancFirst Corp.	56,106	5,019,804

Bank First Corp.(a)	6,478	495,437

Bank of Hawaii Corp.	74,324	5,657,543

Bank of Marin Bancorp	18,778	562,401

Bank of Princeton	8,361	237,034

Bank7 Corp.	23,006	510,273

BankFinancial Corp.	30,238	286,051

BankUnited, Inc.	109,042	3,725,965

Bankwell Financial Group, Inc.	13,583	395,401

Banner Corp.	60,832	3,593,955

Bar Harbor Bankshares	19,075	505,869

BCB Bancorp, Inc.	58,303	981,239

Berkshire Hills Bancorp, Inc.(a)	61,765	1,686,184

Blue Ridge Bankshares, Inc.	28,209	358,536

Brookline Bancorp, Inc.	168,152	1,958,971

Business First Bancshares, Inc.(a)	22,738	489,549

Byline Bancorp, Inc.	21,025	425,756

C&F Financial Corp.	9,720	520,020

Cambridge Bancorp	17,420	1,389,071

Camden National Corp.	31,712	1,350,931

Capital Bancorp, Inc.	1,825	42,158

Capital City Bank Group, Inc.	21,979	683,767

Capstar Financial Holdings, Inc.	10,206	189,117

Cathay General Bancorp	193,811	7,453,971

CB Financial Services, Inc.(a)	11,650	253,504

CBTX, Inc.	31,319	916,081

Central Pacific Financial Corp.	68,394	1,415,072

Central Valley Community Bancorp	22,736	402,655

Chemung Financial Corp.	8,055	337,263

ChoiceOne Financial Services, Inc.	8,249	179,168

Citizens & Northern Corp.	58,075	1,404,253

Citizens Community Bancorp, Inc.	3,885	47,280

Citizens Holding Co.(a)	8,205	125,536

City Holding Co.	43,256	3,836,375

Civista Bancshares, Inc.	22,229	461,474

CNB Financial Corp.	29,181	687,796

Codorus Valley Bancorp, Inc.	21,789	410,505

Colony Bankcorp, Inc.	8,534	111,198

Columbia Banking System, Inc.	151,606	4,379,897

Community Bank System, Inc.	67,884	4,078,471

Community Financial Corp.	8,584	294,431

Community Trust Bancorp, Inc.	47,563	1,928,680

ConnectOne Bancorp, Inc.	42,419	978,182

CVB Financial Corp.	281,925	7,138,341

Dime Community Bancshares, Inc.	76,542	2,241,150

Eagle Bancorp Montana, Inc.	4,298	81,662

Eagle Bancorp, Inc.	67,184	3,011,187

Eastern Bankshares, Inc.	168,447	3,308,299

Enterprise Bancorp, Inc.	20,516	613,634

Enterprise Financial Services Corp.(a)	45,647	2,010,294

Equity Bancshares, Inc., Class A	6,641	196,773

Evans Bancorp, Inc.	8,071	295,802

Farmers & Merchants Bancorp, Inc.	24,308	653,156

Farmers National Banc Corp.	76,138	996,646

FB Financial Corp.	29,898	1,142,403

Fidelity D&D Bancorp, Inc.	4,740	191,259

Financial Institutions, Inc.	47,895	1,152,833

First Bancorp	39,703	1,452,336

First Bancorp, Inc.	40,222	1,108,116

First Bancshares, Inc.(a)	18,329	547,487

First Bank	11,785	161,101

First Busey Corp.	93,809	2,061,922

First Business Financial Services, Inc.	9,669	312,405

First Capital, Inc.	3,986	102,480

First Commonwealth Financial Corp.(a)	170,515	2,189,413

First Community Bankshares, Inc.	43,439	1,391,351

First Community Corp.	9,199	160,982

First Financial Bancorp	214,024	4,511,626

First Financial Corp.	29,651	1,339,929

First Financial Northwest, Inc.	15,243	226,206

First Foundation, Inc.	41,630	755,168

First Guaranty Bancshares, Inc.	16,335	357,410

First Hawaiian, Inc.	272,093	6,701,651

First Internet Bancorp	7,475	253,103

First Interstate BancSystem, Inc., Class A(a)	113,436	4,577,143

First Merchants Corp.	79,908	3,090,841

First Mid Bancshares, Inc.	14,931	477,344

First National Corp.	2,182	33,385

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

First Northwest Bancorp	8,724	$140,456

First of Long Island Corp.	52,411	903,566

First Savings Financial Group, Inc.	3,025	69,515

First United Corp.	19,446	321,831

Five Star Bancorp	19,446	551,489

Flushing Financial Corp.	47,648	922,942

FNB Corp.	694,947	8,061,385

FNCB Bancorp, Inc.(a)	31,751	238,450

Fulton Financial Corp.	331,530	5,238,174

German American Bancorp, Inc.(a)	44,055	1,573,204

Great Southern Bancorp, Inc.	23,646	1,349,477

Guaranty Bancshares, Inc.	24,331	841,609

Hanmi Financial Corp.(a)	85,690	2,029,139

HarborOne Bancorp, Inc.	25,343	340,103

Hawthorn Bancshares, Inc.	7,267	158,857

HBT Financial, Inc.	101,207	1,836,907

Heartland Financial USA, Inc.	44,264	1,919,287

Heritage Commerce Corp.(a)	130,319	1,477,817

Heritage Financial Corp.	74,314	1,967,092

Hilltop Holdings, Inc.	69,353	1,723,422

HomeStreet, Inc.	28,488	820,739

HomeTrust Bancshares, Inc.	3,786	83,671

Hope Bancorp, Inc.	281,799	3,561,939

Horizon Bancorp, Inc.	82,907	1,489,010

Independent Bank Corp.	120,992	5,571,451

Independent Bank Group, Inc.	44,790	2,749,658

International Bancshares Corp.	145,053	6,164,752

Investar Holding Corp.	2,928	58,267

Lakeland Bancorp, Inc.	86,079	1,378,125

Lakeland Financial Corp.	35,498	2,584,609

LCNB Corp.	34,653	549,597

Live Oak Bancshares, Inc.	2,590	79,254

Macatawa Bank Corp.	119,512	1,106,681

Mercantile Bank Corp.	41,840	1,243,066

Meridian Corp.	7,594	221,517

Metrocity Bankshares, Inc.(a)	60,966	1,197,372

Mid Penn Bancorp, Inc.(a)	17,341	498,207

Middlefield Banc Corp.	10,543	285,715

Midland States Bancorp, Inc.	78,398	1,847,841

MidWestOne Financial Group, Inc.	34,320	936,593

MVB Financial Corp.	10,843	301,761

National Bank Holdings Corp., Class A	43,531	1,610,212

National Bankshares, Inc.	14,952	504,780

NBT Bancorp, Inc.	73,586	2,792,589

Northeast Bank (a)	3,928	144,040

Northrim Bancorp, Inc.	28,456	1,182,631

Northwest Bancshares, Inc.	384,793	5,198,553

Norwood Financial Corp.	19,518	518,788

OceanFirst Financial Corp.	90,011	1,677,805

Ohio Valley Banc Corp.	4,642	129,140

Old National Bancorp	481,962	7,937,914

Old Second Bancorp, Inc.(a)	20,480	267,264

Orange County Bancorp, Inc.	1,298	49,973

Origin Bancorp, Inc.(a)	22,534	866,883

Orrstown Financial Services, Inc.	30,468	728,795

Pacific Premier Bancorp, Inc.	167,962	5,200,104

Park National Corp.	39,899	4,966,628

Parke Bancorp, Inc.	22,247	466,297

Partners Bancorp	5,562	49,446

Pathward Financial, Inc.	8,334	274,689

PCB Bancorp	44,054	796,056

PCSB Financial Corp.	10,227	183,370

Peapack-Gladstone Financial Corp.	9,301	312,979

Penns Woods Bancorp, Inc.	14,444	330,912

Peoples Bancorp of North Carolina, Inc.	9,118	226,126

Peoples Bancorp, Inc.(a)	84,038	2,431,219

Peoples Financial Services Corp.	13,814	647,048

Plumas Bancorp	7,310	207,385

Preferred Bank	27,125	1,769,364

Premier Financial Corp.	90,232	2,318,962

Primis Financial Corp.	64,941	787,734

QCR Holdings, Inc.	4,446	226,479

RBB Bancorp	38,262	795,084

Red River Bancshares, Inc.	3,311	163,663

Renasant Corp.	66,253	2,072,394

Republic Bancorp, Inc., Class A	32,339	1,238,584

Richmond Mutual BanCorp, Inc.	12,347	165,820

Riverview Bancorp, Inc.	46,887	297,732

S&T Bancorp, Inc.	78,587	2,303,385

Salisbury Bancorp, Inc.	23,227	556,519

Sandy Spring Bancorp, Inc.	89,229	3,146,215

SB Financial Group, Inc.	8,332	140,394

Seacoast Banking Corp. of Florida	42,410	1,282,054

Shore Bancshares, Inc.	27,968	484,406

Sierra Bancorp	33,524	662,099

Simmons First National Corp., Class A	175,734	3,829,244

SmartFinancial, Inc.	4,714	116,483

South Plains Financial, Inc.	14,609	402,624

Southern States Bancshares, Inc.	2,742	74,720

Southside Bancshares, Inc.	75,497	2,669,574

Stock Yards Bancorp, Inc.	47,355	3,220,614

Summit Financial Group, Inc.	26,370	710,408

Summit State Bank	3,254	47,216

Tompkins Financial Corp.	30,260	2,197,481

Towne Bank	89,410	2,398,870

TriCo Bancshares	44,939	2,006,526

Trustmark Corp.	90,577	2,774,374

Union Bankshares, Inc.	17,142	387,752

United Community Banks, Inc.	180,253	5,966,374

United Security Bancshares	56,156	366,137

Unity Bancorp, Inc.	6,212	155,983

Univest Financial Corp.	64,726	1,519,766

Veritex Holdings, Inc.	71,625	1,904,509

Washington Federal, Inc.	95,660	2,867,887

Washington Trust Bancorp, Inc.	35,032	1,628,287

WesBanco, Inc.	133,278	4,447,487

West Bancorp, Inc.	58,905	1,225,813

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

Westamerica BanCorp	52,509	$2,745,696

Total Banks		300,901,687

Beverages – 0.1%

MGP Ingredients, Inc.	19,574	2,077,976

Building Products – 0.5%

Apogee Enterprises, Inc.	69,304	2,648,799

CSW Industrials, Inc.	8,673	1,039,025

Griffon Corp.	100,083	2,954,450

Insteel Industries, Inc.	5,703	151,301

Quanex Building Products Corp.	48,984	889,549

Total Building Products		7,683,124

Capital Markets – 3.0%

Artisan Partners Asset Management, Inc., Class A(a)	336,918	9,073,202

Associated Capital Group, Inc., Class A	1,349	49,589

B. Riley Financial, Inc.	117,518	5,231,901

BGC Partners, Inc., Class A	170,132	534,214

Bridge Investment Group Holdings, Inc., Class A	65,824	954,448

Brightsphere Investment Group, Inc.	2,307	34,397

Cowen, Inc., Class A	19,656	759,508

Diamond Hill Investment Group, Inc.	4,138	682,770

Federated Hermes, Inc.	161,623	5,352,954

GAMCO Investors, Inc., Class A	12,075	205,879

GCM Grosvenor, Inc., Class A(a)	142,512	1,124,420

Greenhill & Co., Inc.(a)	15,061	89,462

Manning & Napier, Inc.	36,843	452,064

Moelis & Co., Class A	190,141	6,428,667

Oppenheimer Holdings, Inc., Class A	15,319	474,583

Perella Weinberg Partners, Class A(a)	77,074	487,878

Piper Sandler Cos.	21,193	2,219,755

PJT Partners, Inc., Class A	4,398	293,874

Pzena Investment Management, Inc., Class A	10,420	98,782

Sculptor Capital Management, Inc.(a)	85,669	757,314

Silvercrest Asset Management Group, Inc., Class A	22,475	367,466

StepStone Group, Inc., Class A	44,563	1,092,239

Value Line, Inc.	17,679	776,108

Victory Capital Holdings, Inc., Class A	107,670	2,509,788

Virtu Financial, Inc., Class A	313,062	6,502,298

Virtus Investment Partners, Inc.	12,456	1,986,981

Westwood Holdings Group, Inc.	15,467	148,947

Total Capital Markets		48,689,488

Chemicals – 3.5%

AdvanSix, Inc.	58,007	1,862,025

American Vanguard Corp.	20,636	385,893

Cabot Corp.	188,815	12,063,390

Chase Corp.	11,167	933,226

H.B. Fuller Co.	63,753	3,831,555

Hawkins, Inc.	59,021	2,301,229

Innospec, Inc.	39,859	3,414,721

Kronos Worldwide, Inc.	633,201	5,914,097

Mativ Holdings, Inc.	348,095	7,685,938

Minerals Technologies, Inc.	9,040	446,666

NewMarket Corp.(a)	33,960	10,216,187

Northern Technologies International Corp.	8,874	118,113

Stepan Co.	35,378	3,313,857

Tredegar Corp.	171,592	1,619,828

Valhi, Inc.	63,997	1,610,165

Total Chemicals		55,716,890

Commercial Services & Supplies – 3.0%

ABM Industries, Inc.	138,220	5,284,151

ACCO Brands Corp.	451,516	2,212,428

Acme United Corp.	13,763	316,824

ARC Document Solutions, Inc.	81,590	184,393

Brady Corp., Class A	101,856	4,250,451

Brink’s Co.	78,710	3,812,713

CompX International, Inc.	27,127	440,543

Deluxe Corp.	177,458	2,954,676

Ennis, Inc.	185,097	3,726,003

Healthcare Services Group, Inc.	469,093	5,671,334

HNI Corp.	154,814	4,104,119

Interface, Inc.	35,288	317,239

Kimball International, Inc., Class B	172,955	1,087,887

Matthews International Corp., Class A	108,661	2,435,093

MillerKnoll, Inc.	190,949	2,978,804

NL Industries, Inc.(a)	114,326	883,740

Pitney Bowes, Inc.	731,622	1,704,679

Steelcase, Inc., Class A	515,155	3,358,811

UniFirst Corp.	11,278	1,897,298

VSE Corp.	12,608	446,323

Total Commercial Services & Supplies		48,067,509

Communications Equipment – 0.2%

ADTRAN Holdings, Inc.(a)	113,466	2,221,664

PCTEL, Inc.*	76,744	362,232

Total Communications Equipment		2,583,896

Construction & Engineering – 0.5%

Arcosa, Inc.	20,536	1,174,248

Argan, Inc.	42,670	1,372,694

Comfort Systems USA, Inc.	23,014	2,239,953

Granite Construction, Inc.	74,913	1,902,041

Primoris Services Corp.	68,302	1,109,908

Total Construction & Engineering		7,798,844

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	4,429	452,644

Consumer Finance – 0.7%

Bread Financial Holdings, Inc.	80,004	2,516,126

Curo Group Holdings Corp.	114,827	460,456

FirstCash Holdings, Inc.	41,664	3,056,055

Navient Corp.	263,657	3,873,121

Nelnet, Inc., Class A	15,079	1,194,106

Regional Management Corp.	24,529	687,793

Total Consumer Finance		11,787,657

Containers & Packaging – 1.1%

Greif, Inc., Class A	270,642	16,122,144

Myers Industries, Inc.	116,772	1,923,235

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

TriMas Corp.	18,977	$475,753

Total Containers & Packaging		18,521,132

Distributors – 0.1%

Weyco Group, Inc.	46,378	943,328

Diversified Consumer Services – 0.8%

Carriage Services, Inc.	24,288	781,102

Graham Holdings Co., Class B	5,995	3,225,190

Strategic Education, Inc.	133,871	8,221,018

Total Diversified Consumer Services		12,227,310

Diversified Financial Services – 0.0%

Alerus Financial Corp.	12,246	270,637

Diversified Telecommunication Services – 1.3%

ATN International, Inc.	36,175	1,395,270

Cogent Communications Holdings, Inc.	385,143	20,089,059

Total Diversified Telecommunication Services		21,484,329

Electric Utilities – 2.2%

ALLETE, Inc.	266,179	13,322,259

MGE Energy, Inc.	137,603	9,030,885

Otter Tail Corp.	185,270	11,397,810

Via Renewables, Inc.(a)	242,983	1,679,013

Total Electric Utilities		35,429,967

Electrical Equipment – 0.5%

Allied Motion Technologies, Inc.	8,569	245,245

AZZ, Inc.	35,274	1,287,854

Encore Wire Corp.	1,679	193,992

EnerSys	44,558	2,591,939

GrafTech International Ltd.	120,024	517,303

LSI Industries, Inc.	147,025	1,130,622

Powell Industries, Inc.	56,657	1,194,330

Preformed Line Products Co.	11,502	818,367

Total Electrical Equipment		7,979,652

Electronic Equipment, Instruments & Components – 1.9%

Advanced Energy Industries, Inc.	21,155	1,637,609

Avnet, Inc.	312,268	11,279,120

Badger Meter, Inc.	27,613	2,551,165

Bel Fuse, Inc., Class B	21,065	531,891

Belden, Inc.	16,240	974,725

Benchmark Electronics, Inc.	104,296	2,584,455

CTS Corp.	21,800	907,970

Methode Electronics, Inc.	53,556	1,989,605

PC Connection, Inc.(a)	29,135	1,313,697

Richardson Electronics Ltd.	47,068	710,727

Vishay Intertechnology, Inc.	318,098	5,658,964

Wayside Technology Group, Inc.	17,672	475,023

Total Electronic Equipment, Instruments & Components		30,614,951

Energy Equipment & Services – 0.4%

Cactus, Inc., Class A	86,120	3,309,591

Solaris Oilfield Infrastructure, Inc., Class A	259,519	2,429,098

Total Energy Equipment & Services		5,738,689

Entertainment – 0.2%

World Wrestling Entertainment, Inc., Class A	53,026	3,720,834

Equity Real Estate Investment Trusts (REITs) – 8.1%

Acadia Realty Trust	104,300	1,316,266

Alexander & Baldwin, Inc.	85,908	1,424,355

Alexander’s, Inc.(a)	22,482	4,697,839

Alpine Income Property Trust, Inc.	21,200	343,864

American Assets Trust, Inc.	101,510	2,610,837

Apple Hospitality REIT, Inc.	24,899	350,080

Armada Hoffler Properties, Inc.	107,369	1,114,490

Bluerock Residential Growth REIT, Inc., Class A	77,168	2,064,244

Brandywine Realty Trust	403,788	2,725,569

BRT Apartments Corp.	53,743	1,091,520

CareTrust REIT, Inc.	297,803	5,393,212

Centerspace	21,635	1,456,468

Clipper Realty, Inc.	78,499	547,138

Community Healthcare Trust, Inc.	62,597	2,050,052

Corporate Office Properties Trust	291,076	6,761,695

Creative Media & Community Trust Corp.	20,027	127,973

CTO Realty Growth, Inc.(a)	71,707	1,343,789

Easterly Government Properties, Inc.	274,291	4,325,569

Empire State Realty Trust, Inc., Class A	101,706	667,191

EPR Properties	204,160	7,321,178

Essential Properties Realty Trust, Inc.	265,715	5,168,157

Farmland Partners, Inc.	33,228	420,999

Four Corners Property Trust, Inc.	176,073	4,259,206

Franklin Street Properties Corp.	224,025	589,186

Getty Realty Corp.	150,678	4,051,731

Gladstone Commercial Corp.	130,167	2,017,588

Gladstone Land Corp.(a)	38,665	699,837

Global Medical REIT, Inc.	135,550	1,154,886

Hudson Pacific Properties, Inc.	260,401	2,851,391

Independence Realty Trust, Inc.	151,344	2,531,985

Indus Realty Trust, Inc.	3,388	177,430

Industrial Logistics Properties Trust	232,571	1,279,141

InvenTrust Properties Corp.	9,155	195,276

iStar, Inc.	80,009	740,883

JBG SMITH Properties(a)	179,260	3,330,651

LTC Properties, Inc.	114,415	4,284,842

Necessity Retail REIT, Inc.	528,565	3,107,962

NETSTREIT Corp.	57,031	1,015,722

NexPoint Residential Trust, Inc.	18,241	842,917

Office Properties Income Trust	203,569	2,860,144

One Liberty Properties, Inc.	90,112	1,894,154

Outfront Media, Inc.	100,253	1,522,843

Paramount Group, Inc.	345,485	2,152,372

Pebblebrook Hotel Trust	15,590	226,211

Phillips Edison & Co., Inc.	29,847	837,208

Piedmont Office Realty Trust, Inc., Class A	277,206	2,927,295

Plymouth Industrial REIT, Inc.	35,055	589,275

Postal Realty Trust, Inc., Class A(a)	48,985	718,610

PotlatchDeltic Corp.	141,685	5,814,752

Retail Opportunity Investments Corp.	185,043	2,546,192

RLJ Lodging Trust	21,713	219,736

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

RPT Realty	194,102	$1,467,411

Saul Centers, Inc.	75,338	2,825,175

SITE Centers Corp.	274,025	2,934,808

Tanger Factory Outlet Centers, Inc.	158,593	2,169,552

UMH Properties, Inc.	96,842	1,563,998

Uniti Group, Inc.	456,301	3,171,292

Universal Health Realty Income Trust	42,134	1,820,610

Urban Edge Properties	154,637	2,062,858

Urstadt Biddle Properties, Inc., Class A	89,836	1,393,356

Washington Real Estate Investment Trust	113,799	1,998,310

Whitestone REIT	117,802	996,605

Total Equity Real Estate Investment Trusts (REITs)		131,165,886

Food & Staples Retailing – 1.3%

Andersons, Inc.	85,312	2,647,231

Ingles Markets, Inc., Class A	22,031	1,745,076

Natural Grocers by Vitamin Cottage, Inc.	95,669	1,032,269

PriceSmart, Inc.	42,414	2,442,622

SpartanNash Co.	222,087	6,444,965

Village Super Market, Inc., Class A	60,179	1,163,260

Weis Markets, Inc.	68,355	4,869,610

Total Food & Staples Retailing		20,345,033

Food Products – 1.4%

Alico, Inc.	70,796	1,999,279

B&G Foods, Inc.	513,226	8,463,097

Cal-Maine Foods, Inc.	20,540	1,141,819

J & J Snack Foods Corp.	43,154	5,587,148

John B. Sanfilippo & Son, Inc.	12,702	961,922

Limoneira Co.	47,629	627,750

Tootsie Roll Industries, Inc.	66,592	2,216,182

Utz Brands, Inc.	128,662	1,942,796

Total Food Products		22,939,993

Gas Utilities – 5.5%

Chesapeake Utilities Corp.	50,902	5,873,582

New Jersey Resources Corp.	438,083	16,953,812

Northwest Natural Holding Co.	156,855	6,804,370

ONE Gas, Inc.	226,425	15,938,056

RGC Resources, Inc.	45,408	956,292

South Jersey Industries, Inc.	723,281	24,172,051

Spire, Inc.	278,384	17,351,675

Total Gas Utilities		88,049,838

Health Care Equipment & Supplies – 0.4%

Atrion Corp.	3,219	1,818,735

CONMED Corp.	31,600	2,533,372

LeMaitre Vascular, Inc.(a)	32,568	1,650,546

Mesa Laboratories, Inc.(a)	1,310	184,488

Total Health Care Equipment & Supplies		6,187,141

Health Care Providers & Services – 1.5%

National HealthCare Corp.	72,352	4,582,776

National Research Corp.	30,262	1,204,427

Owens & Minor, Inc.	7,509	180,967

Patterson Cos., Inc.	440,839	10,588,953

Select Medical Holdings Corp.	283,751	6,270,897

U.S. Physical Therapy, Inc.(a)	25,437	1,933,721

Total Health Care Providers & Services		24,761,741

Health Care Technology – 0.0%

Simulations Plus, Inc.(a)	12,261	595,149

Hotels, Restaurants & Leisure – 1.4%

Cracker Barrel Old Country Store, Inc.	122,317	11,324,108

Dine Brands Global, Inc.	40,804	2,593,502

FAT Brands, Inc., Class A(a)	78,193	579,410

Jack in the Box, Inc.(a)	57,650	4,270,136

Krispy Kreme, Inc.	185,908	2,143,519

Nathan’s Famous, Inc.	13,399	853,114

RCI Hospitality Holdings, Inc.	10,197	666,272

Total Hotels, Restaurants & Leisure		22,430,061

Household Durables – 1.6%

Bassett Furniture Industries, Inc.	45,801	718,160

Century Communities, Inc.	31,290	1,338,586

Ethan Allen Interiors, Inc.	169,206	3,577,015

Flexsteel Industries, Inc.	11,355	178,274

Hamilton Beach Brands Holding Co., Class A	31,026	362,073

Hooker Furnishings Corp.	55,766	752,283

Installed Building Products, Inc.	33,436	2,707,982

KB Home	158,259	4,102,073

La-Z-Boy, Inc.	100,075	2,258,693

Lifetime Brands, Inc.	54,468	368,748

MDC Holdings, Inc.	330,200	9,054,084

Weber, Inc., Class A(a)	71,994	473,001

Total Household Durables		25,890,972

Household Products – 0.7%

Energizer Holdings, Inc.(a)	253,815	6,380,909

Oil-Dri Corp. of America	27,534	666,323

WD-40 Co.(a)	20,805	3,656,271

Total Household Products		10,703,503

Insurance – 1.9%

American Equity Investment Life Holding Co.	47,131	1,757,515

AMERISAFE, Inc.	32,730	1,529,473

CNO Financial Group, Inc.	144,249	2,592,155

Crawford & Co., Class A	54,061	310,310

Donegal Group, Inc., Class A(a)	99,656	1,344,359

Employers Holdings, Inc.	31,723	1,094,126

HCI Group, Inc.(a)	12,050	472,360

Heritage Insurance Holdings, Inc.	54,035	122,119

Horace Mann Educators Corp.	67,888	2,395,768

Investors Title Co.	2,839	400,299

Kemper Corp.	79,688	3,287,927

Mercury General Corp.	221,309	6,289,602

National Western Life Group, Inc., Class A	314	53,631

ProAssurance Corp.	24,490	477,800

Safety Insurance Group, Inc.	54,867	4,474,952

Stewart Information Services Corp.	35,230	1,537,437

Tiptree, Inc.	62,881	676,600

United Fire Group, Inc.(a)	34,569	993,167

United Insurance Holdings Corp.	119,799	76,731

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

Universal Insurance Holdings, Inc.	86,521	$852,232

Total Insurance		30,738,563

IT Services – 0.6%

Cass Information Systems, Inc.	44,842	1,555,569

CSG Systems International, Inc.	112,488	5,948,366

Hackett Group, Inc.	108,553	1,923,559

Information Services Group, Inc.	117,474	559,176

Total IT Services		9,986,670

Leisure Products – 0.8%

Clarus Corp.(a)	25,204	339,498

Escalade, Inc.	87,576	871,381

Johnson Outdoors, Inc., Class A	11,430	586,473

Marine Products Corp.(a)	146,155	1,236,472

Smith & Wesson Brands, Inc.(a)	108,768	1,127,924

Sturm Ruger & Co., Inc.(a)	161,961	8,225,999

Total Leisure Products		12,387,747

Machinery – 5.6%

Alamo Group, Inc.	4,220	515,979

Albany International Corp., Class A	38,496	3,034,640

Allison Transmission Holdings, Inc.	276,374	9,330,386

Altra Industrial Motion Corp.	47,047	1,581,720

Astec Industries, Inc.(a)	25,956	809,568

Barnes Group, Inc.	84,307	2,434,786

Columbus McKinnon Corp.	18,587	486,236

Douglas Dynamics, Inc.	84,595	2,370,352

Eastern Co.	18,415	319,500

Enerpac Tool Group Corp.	4,447	79,290

EnPro Industries, Inc.	30,737	2,612,030

ESCO Technologies, Inc.	9,548	701,205

Federal Signal Corp.	92,165	3,439,598

Flowserve Corp.	420,068	10,207,652

Gorman-Rupp Co.	44,349	1,055,063

Graham Corp.	30,978	272,297

Greenbrier Cos., Inc.	101,594	2,465,686

Helios Technologies, Inc.	27,653	1,399,242

Hillenbrand, Inc.	237,624	8,725,553

Hurco Cos., Inc.	11,495	258,408

Kadant, Inc.	9,114	1,520,306

Kennametal, Inc.	226,299	4,657,234

Lindsay Corp.	14,718	2,108,795

Miller Industries, Inc.	42,092	896,139

Mueller Industries, Inc.	97,593	5,800,928

Mueller Water Products, Inc., Class A	364,492	3,743,333

Omega Flex, Inc.(a)	15,832	1,466,360

Park-Ohio Holdings Corp.	34,216	386,983

REV Group, Inc.	86,730	956,632

Shyft Group, Inc.	9,410	192,246

Standex International Corp.	20,425	1,667,701

Tennant Co.	38,745	2,191,417

Terex Corp.	98,827	2,939,115

Trinity Industries, Inc.	389,311	8,311,790

Wabash National Corp.	101,332	1,576,726

Total Machinery		90,514,896

Marine – 0.4%

Matson, Inc.	116,349	7,157,790

Media – 1.4%

Entravision Communications Corp., Class A	215,469	855,412

EW Scripps Co., Class A*(a)	101,682	1,145,956

Gray Television, Inc.(a)	154,961	2,219,042

John Wiley & Sons, Inc., Class A	219,146	8,231,124

Paramount Global, Class A(a)	140,086	3,017,452

Saga Communications, Inc., Class A	8,803	230,198

Scholastic Corp.	101,013	3,107,160

Sinclair Broadcast Group, Inc., Class A	208,789	3,776,993

Total Media		22,583,337

Metals & Mining – 1.6%

Commercial Metals Co.	269,026	9,545,042

Gold Resource Corp.	200,751	331,239

Haynes International, Inc.	49,309	1,731,732

Hecla Mining Co.(a)	187,895	740,306

Materion Corp.(a)	12,775	1,022,000

Olympic Steel, Inc.	9,425	214,984

Ryerson Holding Corp.	58,825	1,514,156

Schnitzer Steel Industries, Inc., Class A	48,103	1,369,011

SunCoke Energy, Inc.	468,671	2,722,979

Warrior Met Coal, Inc.	57,538	1,636,381

Worthington Industries, Inc.	138,948	5,299,477

Total Metals & Mining		26,127,307

Multi-Utilities – 2.0%

Avista Corp.	381,139	14,121,200

NorthWestern Corp.	299,944	14,781,240

Unitil Corp.	81,116	3,767,838

Total Multi-Utilities		32,670,278

Multiline Retail – 0.4%

Big Lots, Inc.(a)	123,630	1,929,864

Franchise Group, Inc.	164,075	3,987,023

Total Multiline Retail		5,916,887

Oil, Gas & Consumable Fuels – 3.5%

Adams Resources & Energy, Inc.	28,768	857,286

Arch Resources, Inc.	22,710	2,693,406

Berry Corp.	298,532	2,238,990

Brigham Minerals, Inc., Class A	151,760	3,743,919

California Resources Corp.	242,585	9,322,542

Chord Energy Corp.	59,745	8,171,324

Evolution Petroleum Corp.	258,482	1,799,035

HighPeak Energy, Inc.(a)	83,426	1,807,007

Magnolia Oil & Gas Corp., Class A	277,013	5,487,627

NACCO Industries, Inc., Class A	17,359	816,394

Northern Oil and Gas, Inc.	161,946	4,438,940

Riley Exploration Permian, Inc.	185,881	3,528,021

Sitio Royalties Corp.(a)	261,398	5,779,510

SM Energy Co.	25,328	952,586

VAALCO Energy, Inc.(a)	463,426	2,020,537

World Fuel Services Corp.	140,845	3,301,407

Total Oil, Gas & Consumable Fuels		56,958,531

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

Paper & Forest Products – 0.0%

Glatfelter Corp.	140,240	$436,146

Personal Products – 1.2%

Edgewell Personal Care Co.	91,259	3,413,087

Inter Parfums, Inc.	63,135	4,764,167

Medifast, Inc.	41,586	4,506,259

Nu Skin Enterprises, Inc., Class A	203,249	6,782,419

Total Personal Products		19,465,932

Pharmaceuticals – 0.1%

Phibro Animal Health Corp., Class A	76,802	1,020,699

Professional Services – 0.9%

Barrett Business Services, Inc.	19,177	1,495,806

BGSF, Inc.	48,886	543,123

CRA International, Inc.	24,503	2,174,396

Heidrick & Struggles International, Inc.	62,638	1,627,962

HireQuest, Inc.(a)	21,981	283,555

ICF International, Inc.	18,141	1,977,732

Kelly Services, Inc., Class A(a)	44,758	608,261

Kforce, Inc.	57,600	3,378,240

Resources Connection, Inc.	126,718	2,289,794

Total Professional Services		14,378,869

Real Estate Management & Development – 0.5%

Kennedy-Wilson Holdings, Inc.	382,157	5,908,147

Newmark Group, Inc., Class A	60,235	485,494

RE/MAX Holdings, Inc., Class A	18,705	353,712

RMR Group, Inc., Class A	29,293	693,951

St. Joe Co.	23,940	766,798

Total Real Estate Management & Development		8,208,102

Road & Rail – 1.0%

ArcBest Corp.	18,431	1,340,487

Heartland Express, Inc.(a)	33,443	478,570

Marten Transport Ltd.	139,175	2,666,593

Schneider National, Inc., Class B	190,951	3,876,305

Universal Logistics Holdings, Inc.	101,103	3,206,987

Werner Enterprises, Inc.	128,932	4,847,843

Total Road & Rail		16,416,785

Semiconductors & Semiconductor Equipment – 0.2%

NVE Corp.	60,168	2,806,837

Software – 0.8%

A10 Networks, Inc.(a)	131,782	1,748,747

American Software, Inc., Class A	95,871	1,468,744

Ebix, Inc.(a)	36,578	693,885

InterDigital, Inc.	77,906	3,148,960

Progress Software Corp.(a)	79,785	3,394,852

Xperi Holding Corp.	122,527	1,732,532

Total Software		12,187,720

Specialty Retail – 2.6%

Aaron’s Co., Inc.	68,024	661,193

Big 5 Sporting Goods Corp.(a)	213,958	2,297,909

Buckle, Inc.	256,661	8,125,887

Caleres, Inc.	54,800	1,327,256

Camping World Holdings, Inc., Class A	268,674	6,802,826

Cato Corp., Class A	150,759	1,438,241

Group 1 Automotive, Inc.	15,131	2,161,766

Guess?, Inc.	297,728	4,367,670

Haverty Furniture Cos., Inc.	60,698	1,511,380

Hibbett, Inc.	26,679	1,328,881

JOANN, Inc.	224,213	1,484,290

Monro, Inc.	73,240	3,183,011

Rent-A-Center, Inc.	226,375	3,963,826

Shoe Carnival, Inc.	36,366	779,687

Sonic Automotive, Inc., Class A	30,429	1,317,576

Winmark Corp.	4,951	1,071,099

Total Specialty Retail		41,822,498

Technology Hardware, Storage & Peripherals – 0.9%

Xerox Holdings Corp.	1,095,300	14,326,524

Textiles, Apparel & Luxury Goods – 1.4%

Culp, Inc.	49,155	214,316

Kontoor Brands, Inc.(a)	248,040	8,336,624

Levi Strauss & Co., Class A(a)	149,438	2,162,368

Movado Group, Inc.	68,583	1,932,669

Oxford Industries, Inc.	34,808	3,125,062

Rocky Brands, Inc.	24,224	485,933

Steven Madden Ltd.	127,139	3,390,797

Superior Group of Cos., Inc.	33,533	297,773

Wolverine World Wide, Inc.	120,494	1,854,403

Total Textiles, Apparel & Luxury Goods		21,799,945

Thrifts & Mortgage Finance – 2.1%

Capitol Federal Financial, Inc.	216,823	1,799,631

CF Bankshares, Inc.	2,610	53,818

ESSA Bancorp, Inc.	21,096	409,051

Federal Agricultural Mortgage Corp., Class C	20,819	2,063,996

Flagstar Bancorp, Inc.	19,349	646,257

FS Bancorp, Inc.	14,578	397,396

Greene County Bancorp, Inc.	10,516	602,251

Hingham Institution for Savings	1,156	290,283

Home Bancorp, Inc.	14,557	567,577

Home Point Capital, Inc.(a)	79,591	122,570

Kearny Financial Corp.(a)	119,019	1,263,982

Luther Burbank Corp.	80,076	930,483

Merchants Bancorp	45,467	1,048,924

Northeast Community Bancorp, Inc.(a)	19,527	242,135

Northfield Bancorp, Inc.	68,011	973,237

OP Bancorp	40,567	451,105

PennyMac Financial Services, Inc.	54,831	2,352,250

Provident Bancorp, Inc.	4,483	64,152

Provident Financial Holdings, Inc.	22,886	324,981

Provident Financial Services, Inc.	155,322	3,028,779

Radian Group, Inc.	387,859	7,481,800

Randolph Bancorp, Inc.	10,510	283,350

Southern Missouri Bancorp, Inc.	14,065	717,737

Territorial Bancorp, Inc.	20,687	383,537

Timberland Bancorp, Inc.	20,349	562,650

TrustCo Bank Corp.	37,095	1,165,525

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

Investments	Shares	Value

UWM Holdings Corp.(a)	332,350	$973,785

Waterstone Financial, Inc.	68,476	1,106,572

Western New England Bancorp, Inc.	40,575	329,875

WSFS Financial Corp.	62,728	2,914,343

Total Thrifts & Mortgage Finance		33,552,032

Tobacco – 1.7%

Turning Point Brands, Inc.	11,475	243,614

Universal Corp.	287,819	13,251,187

Vector Group Ltd.	1,491,323	13,138,556

Total Tobacco		26,633,357

Trading Companies & Distributors – 3.3%

Applied Industrial Technologies, Inc.	94,138	9,675,504

Boise Cascade Co.	53,694	3,192,645

GATX Corp.(a)	83,453	7,106,023

Global Industrial Co.	87,844	2,356,854

H&E Equipment Services, Inc.	125,181	3,547,629

McGrath RentCorp	73,946	6,201,112

MSC Industrial Direct Co., Inc., Class A	213,499	15,544,862

Rush Enterprises, Inc., Class A	144,867	6,353,867

Total Trading Companies & Distributors		53,978,496

Water Utilities – 1.6%

American States Water Co.	103,962	8,103,838

Artesian Resources Corp., Class A	44,391	2,136,095

California Water Service Group	137,056	7,221,481

Global Water Resources, Inc.	58,672	688,222

Middlesex Water Co.	24,636	1,901,899

SJW Group	72,881	4,197,946

York Water Co.	22,200	853,146

Total Water Utilities		25,102,627

Wireless Telecommunication Services – 0.5%

Shenandoah Telecommunications Co.(a)	39,676	675,286

Spok Holdings, Inc.	164,810	1,259,148

Telephone and Data Systems, Inc.	489,399	6,802,646

Total Wireless Telecommunication Services		8,737,080
Total United States		1,597,196,915

Puerto Rico – 0.6%

Banks – 0.5%

First Bancorp	488,803	6,686,825

OFG Bancorp	43,088	1,082,801

Total Banks		7,769,626

IT Services – 0.1%

EVERTEC, Inc.	56,785	1,780,210
Total Puerto Rico		9,549,836
TOTAL COMMON STOCKS (Cost: $1,799,467,082)		1,606,746,751

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $813,747)	19,456	732,907

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)

(Cost: $19,569,650)	19,569,650	19,569,650

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $1,819,850,479)		1,627,049,308

Other Assets less Liabilities – (1.0)%		(15,314,673)

NET ASSETS – 100.0%		$1,611,734,635
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $63,000,898 and the total market value of the collateral held by the Fund was $65,028,975. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,459,325.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$1,218,396	$1,896,137	$2,074,378	$(214,698)	$(92,550)	$732,907	$14,113

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,606,746,751	$—	$—	$1,606,746,751
Exchange-Traded Fund	732,907	—	—	732,907
Investment of Cash Collateral for Securities Loaned	—	19,569,650	—	19,569,650
Total Investments in Securities	$1,607,479,658	$19,569,650	$—	$1,627,049,308

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.6%

United States – 99.6%

Aerospace & Defense – 1.1%

AAR Corp.*	17,412	$623,698

Aerovironment, Inc.*	5,561	463,565

AerSale Corp.*	23,248	431,018

Byrna Technologies, Inc.*	8,880	41,736

Ducommun, Inc.*	7,536	298,878

Kaman Corp.	14,370	401,354

Kratos Defense & Security Solutions, Inc.*	40,027	406,674

Mercury Systems, Inc.*	22,893	929,456

Moog, Inc., Class A	18,693	1,315,053

National Presto Industries, Inc.	4,572	297,409

Park Aerospace Corp.	13,903	153,489

Triumph Group, Inc.*	21,650	185,973

V2X, Inc.*	13,803	488,626

Total Aerospace & Defense		6,036,929

Air Freight & Logistics – 1.3%

Air Transport Services Group, Inc.*	36,246	873,166

Atlas Air Worldwide Holdings, Inc.*	45,016	4,302,179

Forward Air Corp.	9,730	878,230

Hub Group, Inc., Class A*	15,047	1,037,942

Total Air Freight & Logistics		7,091,517

Airlines – 0.1%

Mesa Air Group, Inc.*	55,332	91,298

SkyWest, Inc.*	27,288	443,703

Sun Country Airlines Holdings, Inc.*(a)	13,642	185,667

Total Airlines		720,668

Auto Components – 1.3%

American Axle & Manufacturing Holdings, Inc.*	147,354	1,006,428

Gentherm, Inc.*	11,486	571,199

Modine Manufacturing Co.*	55,319	715,828

Motorcar Parts of America, Inc.*	24,659	375,310

Patrick Industries, Inc.	19,081	836,511

Standard Motor Products, Inc.	16,950	550,875

Strattec Security Corp.*	6,259	130,187

Tenneco, Inc., Class A*	147,647	2,567,581

XPEL, Inc.*	5,771	371,883

Total Auto Components		7,125,802

Automobiles – 0.3%

Winnebago Industries, Inc.	30,970	1,647,914

Workhorse Group, Inc.*(a)	67,701	194,302

Total Automobiles		1,842,216

Banks – 14.5%

1st Source Corp.	15,867	734,642

ACNB Corp.	7,421	222,927

Allegiance Bancshares, Inc.	8,827	367,468

Amalgamated Financial Corp.	12,197	275,042

Amerant Bancorp, Inc.	8,431	209,426

American National Bankshares, Inc.	4,665	149,047

Ames National Corp.	11,046	245,000

Arrow Financial Corp.	12,075	347,996

Atlantic Union Bankshares Corp.	60,819	1,847,681

Banc of California, Inc.	12,850	205,215

BancFirst Corp.	16,977	1,518,932

Bancorp, Inc.*	27,862	612,407

Bank First Corp.(a)	2,787	213,150

Bank of Marin Bancorp	1,125	33,694

BankFinancial Corp.	13,684	129,451

Bankwell Financial Group, Inc.	675	19,649

Banner Corp.	22,476	1,327,882

BCB Bancorp, Inc.	9,004	151,537

Berkshire Hills Bancorp, Inc.	12,964	353,917

Brookline Bancorp, Inc.	43,159	502,802

Business First Bancshares, Inc.	8,988	193,512

Byline Bancorp, Inc.	19,056	385,884

Cambridge Bancorp	2,030	161,872

Camden National Corp.	8,503	362,228

Capital City Bank Group, Inc.	4,698	146,155

Capstar Financial Holdings, Inc.	3,309	61,316

Carter Bankshares, Inc.*	4,948	79,663

CBTX, Inc.	3,965	115,976

Central Pacific Financial Corp.	12,265	253,763

Central Valley Community Bancorp	1,975	34,977

Citizens & Northern Corp.	9,453	228,574

City Holding Co.	7,465	662,071

Civista Bancshares, Inc.	6,003	124,622

CNB Financial Corp.	14,019	330,428

Codorus Valley Bancorp, Inc.	1,278	24,078

Columbia Banking System, Inc.	46,211	1,335,036

Community Financial Corp.	2,554	87,602

Community Trust Bancorp, Inc.	9,317	377,804

ConnectOne Bancorp, Inc.	32,600	751,756

CrossFirst Bankshares, Inc.*	19,968	260,582

Customers Bancorp, Inc.*	34,071	1,004,413

CVB Financial Corp.	74,307	1,881,453

Dime Community Bancshares, Inc.	23,456	686,792

Eagle Bancorp, Inc.	22,405	1,004,192

Enterprise Bancorp, Inc.	2,022	60,478

Enterprise Financial Services Corp.	14,279	628,847

Equity Bancshares, Inc., Class A	6,573	194,758

Esquire Financial Holdings, Inc.	3,649	137,020

Farmers National Banc Corp.	26,297	344,228

FB Financial Corp.	27,401	1,046,992

Financial Institutions, Inc.	10,676	256,971

First Bancorp	15,902	581,695

First Bancorp, Inc.	6,058	166,898

First Bancshares, Inc.	8,094	241,768

First Bank	7,432	101,595

First Busey Corp.	27,675	608,296

First Business Financial Services, Inc.	4,008	129,498

First Commonwealth Financial Corp.	55,624	714,212

First Community Bankshares, Inc.	10,829	346,853

First Financial Bancorp	86,038	1,813,681

First Financial Corp.	7,985	360,842

First Foundation, Inc.	32,239	584,815

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

First Internet Bancorp	5,153	$174,481

First Interstate BancSystem, Inc., Class A	66,132	2,668,426

First Merchants Corp.	36,775	1,422,457

First Mid Bancshares, Inc.	9,106	291,119

First of Long Island Corp.	15,690	270,496

First Savings Financial Group, Inc.	4,304	98,906

First Western Financial, Inc.*(a)	663	16,343

Flushing Financial Corp.	24,153	467,844

Fulton Financial Corp.	134,091	2,118,638

German American Bancorp, Inc.	10,339	369,206

Great Southern Bancorp, Inc.	9,562	545,703

Guaranty Bancshares, Inc.	2,303	79,661

Hanmi Financial Corp.	20,994	497,138

HarborOne Bancorp, Inc.	30,210	405,418

HBT Financial, Inc.	22,691	411,842

Heartland Financial USA, Inc.	24,421	1,058,895

Heritage Commerce Corp.	12,128	137,532

Heritage Financial Corp.	26,966	713,790

Hilltop Holdings, Inc.	85,751	2,130,912

HomeStreet, Inc.	18,707	538,949

Hope Bancorp, Inc.	100,609	1,271,698

Horizon Bancorp, Inc.	31,041	557,496

Independent Bank Corp.	15,582	297,616

International Bancshares Corp.	51,952	2,207,960

Lakeland Bancorp, Inc.	28,018	448,568

Lakeland Financial Corp.	13,233	963,495

LCNB Corp.	8,306	131,733

Macatawa Bank Corp.	520	4,815

Mercantile Bank Corp.	9,969	296,179

Meridian Corp.	3,579	104,399

Metrocity Bankshares, Inc.	17,405	341,834

Metropolitan Bank Holding Corp.*	4,905	315,686

Mid Penn Bancorp, Inc.(a)	4,651	133,623

Midland States Bancorp, Inc.	9,033	212,908

MidWestOne Financial Group, Inc.	14,105	384,925

MVB Financial Corp.	616	17,143

National Bank Holdings Corp., Class A	20,435	755,891

National Bankshares, Inc.	1,106	37,339

NBT Bancorp, Inc.	27,469	1,042,449

Nicolet Bankshares, Inc.*	5,826	410,383

Northeast Bank	11,739	430,469

Northrim Bancorp, Inc.	5,549	230,616

Northwest Bancshares, Inc.	68,458	924,868

OceanFirst Financial Corp.	16,010	298,426

Old National Bancorp	190,589	3,139,001

Old Second Bancorp, Inc.	6,151	80,271

Origin Bancorp, Inc.	9,983	384,046

Orrstown Financial Services, Inc.	7,811	186,839

Pathward Financial, Inc.	18,512	610,156

PCB Bancorp	1,016	18,359

PCSB Financial Corp.	8,674	155,525

Peapack-Gladstone Financial Corp.	6,607	222,326

Peoples Bancorp, Inc.	668	19,325

Peoples Financial Services Corp.	3,230	151,293

Preferred Bank	9,160	597,507

Premier Financial Corp.	23,885	613,844

Primis Financial Corp.	9,250	112,203

Professional Holding Corp., Class A*	4,579	118,779

QCR Holdings, Inc.	14,576	742,501

RBB Bancorp	9,711	201,795

Red River Bancshares, Inc.	3,364	166,283

Renasant Corp.	30,538	955,229

Republic Bancorp, Inc., Class A	12,267	469,826

Republic First Bancorp, Inc.*	37,816	107,019

S&T Bancorp, Inc.	23,438	686,968

Sandy Spring Bancorp, Inc.	34,977	1,233,289

Seacoast Banking Corp. of Florida	25,713	777,304

Shore Bancshares, Inc.	6,314	109,358

Sierra Bancorp	8,023	158,454

SmartFinancial, Inc.	2,976	73,537

South Plains Financial, Inc.	9,567	263,667

Southern First Bancshares, Inc.*	158	6,582

Southside Bancshares, Inc.	18,120	640,723

Stock Yards Bancorp, Inc.	11,536	784,563

Summit Financial Group, Inc.	9,841	265,117

Texas Capital Bancshares, Inc.*	28,226	1,666,181

Towne Bank	50,786	1,362,588

TriCo Bancshares	16,835	751,683

Trustmark Corp.	36,528	1,118,853

Unity Bancorp, Inc.	3,555	89,266

Univest Financial Corp.	19,421	456,005

Veritex Holdings, Inc.	24,946	663,314

Washington Federal, Inc.	52,214	1,565,376

Washington Trust Bancorp, Inc.	7,777	361,475

WesBanco, Inc.	45,984	1,534,486

West Bancorp, Inc.	4,972	103,467

Westamerica BanCorp	5,550	290,209

Total Banks		78,594,928

Beverages – 0.3%

Duckhorn Portfolio, Inc.*(a)	24,983	360,504

MGP Ingredients, Inc.	10,117	1,074,021

Total Beverages		1,434,525

Biotechnology – 3.1%

Agenus, Inc.*	63,938	131,073

Agios Pharmaceuticals, Inc.*(a)	111,868	3,163,627

Alector, Inc.*	17,153	162,267

AnaptysBio, Inc.*(a)	5,885	150,126

Avid Bioservices, Inc.*(a)	11,480	219,498

CareDx, Inc.*	12,047	205,040

Catalyst Pharmaceuticals, Inc.*	77,524	994,633

Coherus Biosciences, Inc.*	17,132	164,639

Eagle Pharmaceuticals, Inc.*	8,438	222,932

Emergent BioSolutions, Inc.*	54,982	1,154,072

Enanta Pharmaceuticals, Inc.*	4,412	228,850

Ironwood Pharmaceuticals, Inc.*	309,116	3,202,442

iTeos Therapeutics, Inc.*	8,898	169,507

Kymera Therapeutics, Inc.*	10,822	235,595

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

Ligand Pharmaceuticals, Inc.*	5,797	$499,180

Organogenesis Holdings, Inc.*	62,856	203,653

Ovid Therapeutics, Inc.*(a)	140,387	258,312

Sage Therapeutics, Inc.*	116,530	4,563,315

Surface Oncology, Inc.*	48,352	50,286

Vanda Pharmaceuticals, Inc.*	21,298	210,424

Vericel Corp.*	9,881	229,239

Xencor, Inc.*	12,743	331,063

Total Biotechnology		16,749,773

Building Products – 1.0%

American Woodmark Corp.*	9,701	425,486

Apogee Enterprises, Inc.	14,024	535,997

CSW Industrials, Inc.	4,752	569,290

Gibraltar Industries, Inc.*	10,875	445,114

Griffon Corp.	36,178	1,067,975

Insteel Industries, Inc.	16,178	429,202

Janus International Group, Inc.*	25,908	231,099

JELD-WEN Holding, Inc.*	57,934	506,922

PGT Innovations, Inc.*	26,403	553,407

Quanex Building Products Corp.	21,544	391,239

Total Building Products		5,155,731

Capital Markets – 3.2%

Artisan Partners Asset Management, Inc., Class A	47,292	1,273,573

AssetMark Financial Holdings, Inc.*(a)	23,432	428,571

B. Riley Financial, Inc.	52,686	2,345,581

BGC Partners, Inc., Class A	438,748	1,377,669

Blucora, Inc.*	32,305	624,779

Brightsphere Investment Group, Inc.	78,568	1,171,449

Cowen, Inc., Class A	50,256	1,941,892

Diamond Hill Investment Group, Inc.	2,092	345,180

Donnelley Financial Solutions, Inc.*	12,445	460,092

GAMCO Investors, Inc., Class A	12,286	209,476

GCM Grosvenor, Inc., Class A(a)	61,822	487,776

Greenhill & Co., Inc.	24,802	147,324

Open Lending Corp., Class A*	38,445	309,098

Oppenheimer Holdings, Inc., Class A	23,947	741,878

Perella Weinberg Partners, Class A	8,875	56,179

PJT Partners, Inc., Class A	14,548	972,097

Pzena Investment Management, Inc., Class A	30,441	288,581

Silvercrest Asset Management Group, Inc., Class A	3,873	63,323

StepStone Group, Inc., Class A	11,434	280,247

StoneX Group, Inc.*	12,432	1,031,110

Victory Capital Holdings, Inc., Class A	70,798	1,650,301

Virtus Investment Partners, Inc.	5,971	952,494

Westwood Holdings Group, Inc.	3,695	35,583

Total Capital Markets		17,194,253

Chemicals – 2.0%

Advanced Emissions Solutions, Inc.*	37,893	103,448

AdvanSix, Inc.	27,690	888,849

American Vanguard Corp.	19,363	362,088

Ecovyst, Inc.*	111,437	940,528

Hawkins, Inc.	18,858	735,273

Ingevity Corp.*	24,398	1,479,251

Innospec, Inc.	12,104	1,036,950

Intrepid Potash, Inc.*	5,737	227,013

Koppers Holdings, Inc.	29,238	607,566

Kronos Worldwide, Inc.	60,481	564,893

Mativ Holdings, Inc.	45,989	1,015,437

Minerals Technologies, Inc.	22,036	1,088,799

Stepan Co.	10,366	970,983

Tredegar Corp.	23,599	222,775

Valhi, Inc.	27,997	704,404

Total Chemicals		10,948,257

Commercial Services & Supplies – 2.3%

ACCO Brands Corp.	114,813	562,584

ARC Document Solutions, Inc.	57,682	130,361

Brady Corp., Class A	22,707	947,563

BrightView Holdings, Inc.*	77,922	618,701

CECO Environmental Corp.*	31,323	277,209

CoreCivic, Inc.*	116,002	1,025,458

Deluxe Corp.	48,071	800,382

Ennis, Inc.	19,155	385,590

GEO Group, Inc.*(a)	182,660	1,406,482

Harsco Corp.*	37,434	140,003

Healthcare Services Group, Inc.	36,370	439,713

Heritage-Crystal Clean, Inc.*	15,096	446,389

HNI Corp.	19,570	518,801

Interface, Inc.	47,359	425,757

KAR Auction Services, Inc.*	49,146	548,961

Kimball International, Inc., Class B	8,835	55,572

Matthews International Corp., Class A	24,672	552,900

MillerKnoll, Inc.	33,773	526,859

Performant Financial Corp.*	43,990	81,381

Pitney Bowes, Inc.	97,055	226,138

Quad/Graphics, Inc.*	62,351	159,619

SP Plus Corp.*	13,635	427,048

Steelcase, Inc., Class A	17,131	111,694

UniFirst Corp.	6,124	1,030,240

VSE Corp.	9,452	334,601

Total Commercial Services & Supplies		12,180,006

Communications Equipment – 1.1%

ADTRAN Holdings, Inc.	11,355	222,331

Aviat Networks, Inc.*	11,287	309,038

CalAmp Corp.*	26,974	103,580

Casa Systems, Inc.*	74,196	232,233

Clearfield, Inc.*	6,395	669,173

Digi International, Inc.*	14,769	510,564

DZS, Inc.*(a)	12,532	141,612

EMCORE Corp.*	36,924	61,663

Extreme Networks, Inc.*	60,950	796,616

Genasys, Inc.*	34,182	94,684

Harmonic, Inc.*	32,051	418,907

Infinera Corp.*(a)	43,025	208,241

Lantronix, Inc.*	22,983	110,548

NETGEAR, Inc.*	30,816	617,553

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

NetScout Systems, Inc.*	36,427	$1,140,894

PCTEL, Inc.*	19,971	94,263

Ribbon Communications, Inc.*(a)	130,116	288,858

Total Communications Equipment		6,020,758

Construction & Engineering – 1.1%

Arcosa, Inc.	14,735	842,547

Argan, Inc.	10,244	329,549

Construction Partners, Inc., Class A*	16,164	423,982

Dycom Industries, Inc.*	7,595	725,550

Granite Construction, Inc.	6,938	176,156

Great Lakes Dredge & Dock Corp.*(a)	28,767	218,054

IES Holdings, Inc.*	10,808	298,517

MYR Group, Inc.*	8,180	693,091

Northwest Pipe Co.*	10,203	286,704

NV5 Global, Inc.*	4,757	589,012

Primoris Services Corp.	43,742	710,808

Sterling Infrastructure Inc.*	24,655	529,343

Tutor Perini Corp.*(a)	65,656	362,421

Total Construction & Engineering		6,185,734

Construction Materials – 0.1%

Smith-Midland Corp.*	3,251	86,964

United States Lime & Minerals, Inc.	2,870	293,314

Total Construction Materials		380,278

Consumer Finance – 2.0%

Atlanticus Holdings Corp.*	16,774	439,982

Curo Group Holdings Corp.	24,157	96,870

Encore Capital Group, Inc.*	42,568	1,935,993

Enova International, Inc.*	60,663	1,775,606

EZCORP, Inc., Class A*	12,932	99,706

FirstCash Holdings, Inc.	13,372	980,836

Green Dot Corp., Class A*	23,127	438,950

Nelnet, Inc., Class A	35,863	2,839,991

Oportun Financial Corp.*	21,663	94,667

PRA Group, Inc.*	28,606	939,993

PROG Holdings, Inc.*	46,770	700,615

Regional Management Corp.	7,814	219,104

World Acceptance Corp.*(a)	3,035	293,849

Total Consumer Finance		10,856,162

Containers & Packaging – 0.7%

Myers Industries, Inc.	18,944	312,007

O-I Glass, Inc.*	206,864	2,678,889

TriMas Corp.	20,426	512,080

Total Containers & Packaging		3,502,976

Distributors – 0.1%

Funko, Inc., Class A*(a)	28,835	583,044

Diversified Consumer Services – 1.9%

2U, Inc.*	17,947	112,169

Adtalem Global Education, Inc.*	38,847	1,415,973

American Public Education, Inc.*	8,005	73,166

Carriage Services, Inc.	11,772	378,588

Frontdoor, Inc.*	35,639	726,679

Graham Holdings Co., Class B	3,685	1,982,456

Grand Canyon Education, Inc.*	29,294	2,409,431

Lincoln Educational Services Corp.*	31,349	170,539

Perdoceo Education Corp.*	87,615	902,434

Strategic Education, Inc.	19,856	1,219,357

Stride, Inc.*(a)	17,419	732,121

Universal Technical Institute, Inc.*	13,218	71,906

WW International, Inc.*	49,285	193,690

Total Diversified Consumer Services		10,388,509

Diversified Financial Services – 0.2%

A-Mark Precious Metals, Inc.	35,070	995,637

Alerus Financial Corp.	10,814	238,990

Total Diversified Financial Services		1,234,627

Diversified Telecommunication Services – 0.3%

Bandwidth, Inc., Class A*(a)	7,412	88,203

Consolidated Communications Holdings, Inc.*	60,539	251,842

EchoStar Corp., Class A*	47,060	775,078

IDT Corp., Class B*	17,035	422,979

Ooma, Inc.*	9,557	117,551

Total Diversified Telecommunication Services		1,655,653

Electric Utilities – 0.5%

MGE Energy, Inc.	12,369	811,778

Otter Tail Corp.	22,822	1,404,009

Via Renewables, Inc.(a)	32,878	227,187

Total Electric Utilities		2,442,974

Electrical Equipment – 1.0%

Allied Motion Technologies, Inc.	8,611	246,447

AZZ, Inc.	14,744	538,303

Encore Wire Corp.	25,726	2,972,382

LSI Industries, Inc.	24,258	186,544

Orion Energy Systems, Inc.*	60,128	93,800

Powell Industries, Inc.	3,830	80,736

Preformed Line Products Co.	5,725	407,334

Shoals Technologies Group, Inc., Class A*	22,345	481,535

Thermon Group Holdings, Inc.*	15,123	233,045

Total Electrical Equipment		5,240,126

Electronic Equipment, Instruments & Components – 3.1%

Bel Fuse, Inc., Class B	22,902	578,276

Belden, Inc.	27,746	1,665,315

Benchmark Electronics, Inc.	19,042	471,861

CTS Corp.	16,962	706,467

Daktronics, Inc.*	26,403	71,552

ePlus, Inc.*	18,302	760,265

FARO Technologies, Inc.*	3,301	90,579

Identiv, Inc.*	2,192	27,488

Itron, Inc.*	10,720	451,419

Kimball Electronics, Inc.*(a)	23,853	409,079

Knowles Corp.*(a)	54,741	666,198

Luna Innovations, Inc.*	18,601	82,588

Methode Electronics, Inc.	26,140	971,101

Napco Security Technologies, Inc.*	14,822	431,024

nLight, Inc.*	19,134	180,816

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

OSI Systems, Inc.*	9,577	$690,119

PC Connection, Inc.	13,124	591,761

Plexus Corp.*	13,185	1,154,479

Powerfleet, Inc.*(a)	28,812	88,741

Richardson Electronics Ltd.	9,649	145,700

Sanmina Corp.*	56,661	2,610,939

ScanSource, Inc.*	22,805	602,280

TTM Technologies, Inc.*	84,169	1,109,347

Vishay Intertechnology, Inc.	109,629	1,950,300

Vishay Precision Group, Inc.*	9,741	288,236

Total Electronic Equipment, Instruments & Components		16,795,930

Energy Equipment & Services – 0.2%

Archrock, Inc.	45,027	289,073

Cactus, Inc., Class A	14,962	574,990

DMC Global, Inc.*	6,626	105,883

Oceaneering International, Inc.*	24,260	193,110

Total Energy Equipment & Services		1,163,056

Entertainment – 0.4%

Gaia, Inc.*	23,712	57,620

Sciplay Corp., Class A*	22,549	265,177

World Wrestling Entertainment, Inc., Class A	22,495	1,578,474

Total Entertainment		1,901,271

Equity Real Estate Investment Trusts (REITs) – 2.3%

Acadia Realty Trust	35,141	443,479

Alexander & Baldwin, Inc.	17,789	294,942

Alexander’s, Inc.	1,434	299,649

Alpine Income Property Trust, Inc.	8,488	137,675

American Assets Trust, Inc.	17,750	456,530

Armada Hoffler Properties, Inc.	35,453	368,002

Brandywine Realty Trust	43,591	294,239

CareTrust REIT, Inc.	30,578	553,768

Community Healthcare Trust, Inc.	1,877	61,472

Corporate Office Properties Trust	43,645	1,013,873

CTO Realty Growth, Inc.(a)	34,998	655,863

Easterly Government Properties, Inc.	15,358	242,196

Four Corners Property Trust, Inc.	25,003	604,823

Getty Realty Corp.	19,258	517,848

Industrial Logistics Properties Trust	33,701	185,355

LTC Properties, Inc.	17,414	652,154

National Health Investors, Inc.	23,249	1,314,266

NETSTREIT Corp.	8,202	146,078

NexPoint Residential Trust, Inc.	5,788	267,463

Office Properties Income Trust	11,373	159,791

One Liberty Properties, Inc.	16,389	344,497

Piedmont Office Realty Trust, Inc., Class A	36,726	387,827

Postal Realty Trust, Inc., Class A(a)	8,444	123,873

Retail Opportunity Investments Corp.	36,513	502,419

RPT Realty	67,674	511,615

Saul Centers, Inc.	11,270	422,625

Universal Health Realty Income Trust	1,568	67,753

Urban Edge Properties	45,627	608,664

Urstadt Biddle Properties, Inc., Class A	17,763	275,504

Whitestone REIT	36,225	306,463

Total Equity Real Estate Investment Trusts (REITs)		12,220,706

Food & Staples Retailing – 1.5%

Andersons, Inc.	22,086	685,328

Grocery Outlet Holding Corp.*	28,783	958,186

HF Foods Group, Inc.*(a)	36,224	140,187

Ingles Markets, Inc., Class A	26,668	2,112,372

Natural Grocers by Vitamin Cottage, Inc.	21,366	230,539

PriceSmart, Inc.	11,662	671,615

SpartanNash Co.	32,583	945,559

United Natural Foods, Inc.*	38,691	1,329,810

Village Super Market, Inc., Class A	9,406	181,818

Weis Markets, Inc.	15,149	1,079,215

Total Food & Staples Retailing		8,334,629

Food Products – 1.3%

Alico, Inc.	8,201	231,596

B&G Foods, Inc.	32,522	536,288

Cal-Maine Foods, Inc.	6,842	380,347

Hostess Brands, Inc.*	60,926	1,415,920

J & J Snack Foods Corp.	3,783	489,785

John B. Sanfilippo & Son, Inc.	7,376	558,584

Mission Produce, Inc.*(a)	28,234	408,264

Seneca Foods Corp., Class A*	15,911	802,551

Tootsie Roll Industries, Inc.	15,298	509,117

TreeHouse Foods, Inc.*	26,525	1,125,191

Utz Brands, Inc.(a)	34,832	525,963

Vital Farms, Inc.*	14,946	178,904

Total Food Products		7,162,510

Gas Utilities – 0.7%

Chesapeake Utilities Corp.	7,488	864,040

Northwest Natural Holding Co.	16,815	729,435

South Jersey Industries, Inc.	59,293	1,981,572

Total Gas Utilities		3,575,047

Health Care Equipment & Supplies – 2.0%

AngioDynamics, Inc.*	5,669	115,988

Artivion, Inc.*	11,073	153,250

AtriCure, Inc.*	8,177	319,721

Atrion Corp.	506	285,890

Avanos Medical, Inc.*	16,832	366,601

BioLife Solutions, Inc.*(a)	8,794	200,063

Bioventus, Inc., Class A*(a)	45,397	317,779

Co-Diagnostics, Inc.*(a)	52,446	168,352

Conformis, Inc.*	250,067	47,813

Cutera, Inc.*(a)	5,370	244,872

FONAR Corp.*	14,847	210,085

Glaukos Corp.*	10,415	554,495

Haemonetics Corp.*	19,696	1,458,095

Heska Corp.*	2,050	149,486

Inogen, Inc.*	7,352	178,507

Integer Holdings Corp.*	12,540	780,364

iRadimed Corp.	7,141	214,658

Lantheus Holdings, Inc.*	14,644	1,029,913

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

LeMaitre Vascular, Inc.	8,996	$455,917

Meridian Bioscience, Inc.*	35,019	1,104,149

Mesa Laboratories, Inc.	1,271	178,995

NuVasive, Inc.*	16,800	736,008

Orthofix Medical, Inc.*	10,371	198,190

Semler Scientific, Inc.*	2,692	101,085

Surmodics, Inc.*	4,115	125,096

Tactile Systems Technology, Inc.*	11,985	93,363

UFP Technologies, Inc.*	6,135	526,628

Utah Medical Products, Inc.	2,858	243,816

Varex Imaging Corp.*	16,431	347,351

Zynex, Inc.(a)	14,215	128,930

Total Health Care Equipment & Supplies		11,035,460

Health Care Providers & Services – 2.1%

AdaptHealth Corp.*(a)	41,412	777,717

Addus HomeCare Corp.*	5,996	571,059

Agiliti, Inc.*(a)	39,127	559,907

Community Health Systems, Inc.*(a)	197,871	425,423

Covetrus, Inc.*	61,056	1,274,849

Cross Country Healthcare, Inc.*	26,365	747,975

Enzo Biochem, Inc.*	61,064	136,173

Fulgent Genetics, Inc.*	55,867	2,129,650

Hanger, Inc.*	23,340	436,925

Innovage Holding Corp.*(a)	30,012	176,471

Joint Corp.*	5,114	80,341

ModivCare, Inc.*	5,974	595,488

National Research Corp.	7,799	310,400

OPKO Health, Inc.*(a)	176,356	333,313

Pediatrix Medical Group, Inc.*	37,674	621,998

Pennant Group, Inc.*	12,720	132,415

PetIQ, Inc.*	17,351	119,722

RadNet, Inc.*	12,902	262,556

Signify Health, Inc., Class A*	32,696	953,088

Sonida Senior Living, Inc.*(a)	11,101	180,280

U.S. Physical Therapy, Inc.(a)	4,726	359,271

Total Health Care Providers & Services		11,185,021

Health Care Technology – 0.5%

Allscripts Healthcare Solutions, Inc.*	67,918	1,034,391

Computer Programs and Systems, Inc.*	11,444	319,059

HealthStream, Inc.*	11,164	237,347

NextGen Healthcare, Inc.*	40,274	712,850

OptimizeRx Corp.*	4,591	68,039

Phreesia, Inc.*	12,053	307,110

Simulations Plus, Inc.	3,493	169,550

UpHealth, Inc.*(a)	111,938	59,551

Total Health Care Technology		2,907,897

Hotels, Restaurants & Leisure – 2.0%

Accel Entertainment, Inc.*	37,585	293,539

Bally’s Corp.*(a)	19,631	387,909

Biglari Holdings, Inc., Class B*	5,075	586,670

Bloomin’ Brands, Inc.	95,558	1,751,578

Bluegreen Vacations Holding Corp.	15,453	255,284

Brinker International, Inc.*	34,392	859,112

Century Casinos, Inc.*(a)	18,636	122,252

Cheesecake Factory, Inc.(a)	14,397	421,544

Chuy’s Holdings, Inc.*	12,045	279,203

Cracker Barrel Old Country Store, Inc.	9,599	888,675

Denny’s Corp.*	16,813	158,210

Dine Brands Global, Inc.	10,510	668,016

El Pollo Loco Holdings, Inc.*	15,216	135,727

Everi Holdings, Inc.*	24,805	402,337

Fiesta Restaurant Group, Inc.*	17,121	108,547

Full House Resorts, Inc.*	15,842	89,032

Golden Entertainment, Inc.*	22,301	778,082

Jack in the Box, Inc.	17,142	1,269,708

Monarch Casino & Resort, Inc.*	8,147	457,373

Nathan’s Famous, Inc.	1,965	125,112

Noodles & Co.*	13,213	62,101

ONE Group Hospitality, Inc.*	7,075	46,978

RCI Hospitality Holdings, Inc.	4,875	318,532

Ruth’s Hospitality Group, Inc.	16,939	285,591

Total Hotels, Restaurants & Leisure		10,751,112

Household Durables – 2.7%

Bassett Furniture Industries, Inc.	17,236	270,260

Beazer Homes USA, Inc.*	50,621	489,505

Cavco Industries, Inc.*	3,398	699,172

Century Communities, Inc.	42,601	1,822,471

Cricut, Inc., Class A*(a)	75,042	694,889

Dream Finders Homes, Inc., Class A*(a)	45,413	481,378

Ethan Allen Interiors, Inc.	27,863	589,024

Flexsteel Industries, Inc.	11,364	178,415

GoPro, Inc., Class A*(a)	112,794	556,074

Green Brick Partners, Inc.*	44,754	956,840

Hamilton Beach Brands Holding Co., Class A	16,153	188,505

Hooker Furnishings Corp.	18,798	253,585

Hovnanian Enterprises, Inc., Class A*	9,801	349,896

iRobot Corp.*	10,554	594,507

La-Z-Boy, Inc.	32,438	732,126

Landsea Homes Corp.*(a)	36,582	174,496

Legacy Housing Corp.*	20,352	349,037

Lifetime Brands, Inc.	24,366	164,958

Lovesac Co.*	6,930	141,233

M/I Homes, Inc.*	46,147	1,671,906

Tri Pointe Homes, Inc.*	125,559	1,897,196

Tupperware Brands Corp.*	84,381	552,696

Universal Electronics, Inc.*	15,719	309,193

Vizio Holding Corp., Class A*	28,032	245,000

VOXX International Corp.*	30,254	230,233

Total Household Durables		14,592,595

Household Products – 0.5%

Central Garden & Pet Co., Class A*	31,381	1,071,975

Energizer Holdings, Inc.	50,921	1,280,154

Oil-Dri Corp. of America	5,071	122,718

Total Household Products		2,474,847

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

Insurance – 2.4%

Ambac Financial Group, Inc.*	14,639	$186,647

AMERISAFE, Inc.	8,586	401,224

BRP Group, Inc., Class A*(a)	10,540	277,729

Citizens, Inc.*	25,669	85,734

CNO Financial Group, Inc.	104,599	1,879,644

Crawford & Co., Class A	30,428	174,657

Donegal Group, Inc., Class A	15,493	209,001

Employers Holdings, Inc.	12,019	414,535

Genworth Financial, Inc., Class A*	917,663	3,211,821

Goosehead Insurance, Inc., Class A*(a)	3,840	136,858

HCI Group, Inc.(a)	2,986	117,051

Horace Mann Educators Corp.	25,029	883,273

Investors Title Co.	1,906	268,746

Mercury General Corp.	33,648	956,276

National Western Life Group, Inc., Class A	5,878	1,003,962

Palomar Holdings, Inc.*	5,720	478,878

ProAssurance Corp.	10,354	202,007

Safety Insurance Group, Inc.	9,928	809,728

Selectquote, Inc.*	58,453	42,671

Stewart Information Services Corp.	26,954	1,176,273

Trean Insurance Group, Inc.*	25,271	85,921

Universal Insurance Holdings, Inc.	16,112	158,703

Total Insurance		13,161,339

Interactive Media & Services – 0.3%

Cars.com, Inc.*	55,489	638,123

QuinStreet, Inc.*	22,700	238,350

Travelzoo*(a)	16,876	74,761

Yelp, Inc.*	14,520	492,373

Total Interactive Media & Services		1,443,607

Internet & Direct Marketing Retail – 0.2%

1-800-Flowers.com, Inc., Class A*(a)	37,561	243,771

Duluth Holdings, Inc., Class B*	22,997	161,899

Groupon, Inc.*(a)	25,832	205,623

Lands’ End, Inc.*	21,079	162,730

Liquidity Services, Inc.*	14,432	234,664

Remark Holdings, Inc.*(a)	197,118	52,433

Waitr Holdings, Inc.*(a)	196,853	28,741

Total Internet & Direct Marketing Retail		1,089,861

IT Services – 1.6%

Brightcove, Inc.*	31,517	198,557

Cass Information Systems, Inc.	6,794	235,684

Conduent, Inc.*	254,047	848,517

CSG Systems International, Inc.	19,526	1,032,535

Evo Payments, Inc., Class A*	18,612	619,780

Grid Dynamics Holdings, Inc.*	13,160	246,487

Hackett Group, Inc.	24,176	428,399

I3 Verticals, Inc., Class A*(a)	16,583	332,157

Information Services Group, Inc.	23,433	111,541

Innodata, Inc.*	19,620	59,252

International Money Express, Inc.*	34,575	787,964

MoneyGram International, Inc.*	39,324	408,970

Paya Holdings, Inc.*(a)	71,098	434,409

PFSweb, Inc.*	13,176	122,800

Repay Holdings Corp.*	33,650	237,569

Shift4 Payments, Inc., Class A*	11,899	530,814

SolarWinds Corp.*	121,940	945,035

Unisys Corp.*	58,456	441,343

Verra Mobility Corp.*	55,860	858,568

Total IT Services		8,880,381

Leisure Products – 1.3%

American Outdoor Brands, Inc.*	15,284	134,041

AMMO, Inc.*(a)	54,715	160,315

Clarus Corp.(a)	9,777	131,696

Escalade, Inc.	15,622	155,439

JAKKS Pacific, Inc.*	18,661	360,717

Johnson Outdoors, Inc., Class A	7,863	403,450

Malibu Boats, Inc., Class A*	15,083	723,833

Marine Products Corp.	30,282	256,186

MasterCraft Boat Holdings, Inc.*	21,095	397,641

Nautilus, Inc.*	100,582	163,949

Smith & Wesson Brands, Inc.	123,018	1,275,697

Sturm Ruger & Co., Inc.	18,678	948,655

Vista Outdoor, Inc.*(a)	73,937	1,798,148

Total Leisure Products		6,909,767

Life Sciences Tools & Services – 0.0%

Codexis, Inc.*	17,554	106,377

Harvard Bioscience, Inc.*	28,751	73,603

Total Life Sciences Tools & Services		179,980

Machinery – 2.9%

3D Systems Corp.*	34,106	272,166

Alamo Group, Inc.	4,756	581,516

Albany International Corp., Class A	11,514	907,649

Astec Industries, Inc.	6,038	188,325

Barnes Group, Inc.	17,566	507,306

Blue Bird Corp.*(a)	12,772	106,646

CIRCOR International, Inc.*	15,299	252,280

Columbus McKinnon Corp.	11,720	306,595

Commercial Vehicle Group, Inc.*	37,688	169,596

Douglas Dynamics, Inc.	8,731	244,643

Energy Recovery, Inc.*	19,679	427,821

Enerpac Tool Group Corp.	18,368	327,501

EnPro Industries, Inc.	8,440	717,231

ESCO Technologies, Inc.	7,401	543,529

Federal Signal Corp.	25,592	955,093

Gorman-Rupp Co.	13,101	311,673

Greenbrier Cos., Inc.	14,837	360,094

Hurco Cos., Inc.	6,991	157,158

Kadant, Inc.	4,292	715,949

Kennametal, Inc.	28,846	593,651

L.B. Foster Co., Class A*	5,734	55,964

Lindsay Corp.	3,815	546,613

Manitowoc Co., Inc.*	16,531	128,115

Mayville Engineering Co., Inc.*	11,207	72,958

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

Miller Industries, Inc.	8,319	$177,112

Mueller Water Products, Inc., Class A	59,122	607,183

NN, Inc.*	57,432	98,209

Omega Flex, Inc.(a)	2,093	193,854

Park-Ohio Holdings Corp.	11,326	128,097

REV Group, Inc.	39,512	435,817

Shyft Group, Inc.	14,504	296,317

SPX Technologies, Inc.*	15,206	839,675

Standex International Corp.	7,092	579,062

Tennant Co.	9,122	515,940

Terex Corp.	31,985	951,234

Titan International, Inc.*	41,953	509,309

Trinity Industries, Inc.	20,331	434,067

Wabash National Corp.	17,632	274,354

Total Machinery		15,490,302

Media – 2.2%

Advantage Solutions, Inc.*(a)	226,370	482,168

AMC Networks, Inc., Class A*	56,969	1,156,471

Boston Omaha Corp., Class A*(a)	26,725	615,744

Daily Journal Corp.*(a)	901	231,007

Entravision Communications Corp., Class A	69,307	275,149

EW Scripps Co., Class A*	90,687	1,022,043

Fluent, Inc.*	74,538	100,626

Gray Television, Inc.	92,785	1,328,681

John Wiley & Sons, Inc., Class A	27,286	1,024,862

Lee Enterprises, Inc.*(a)	9,938	174,909

Magnite, Inc.*	47,132	309,657

PubMatic, Inc., Class A*(a)	17,379	289,013

Scholastic Corp.	11,092	341,190

Sinclair Broadcast Group, Inc., Class A	46,851	847,535

TechTarget, Inc.*	6,415	379,768

Thryv Holdings, Inc.*	43,428	991,461

Townsquare Media, Inc., Class A*	21,252	154,290

WideOpenWest, Inc.*	158,205	1,941,175

Total Media		11,665,749

Metals & Mining – 1.5%

Coeur Mining, Inc.*(a)	93,967	321,367

Materion Corp.	8,565	685,200

Olympic Steel, Inc.	20,321	463,522

Ramaco Resources, Inc.	22,728	209,097

Ryerson Holding Corp.	58,159	1,497,013

Schnitzer Steel Industries, Inc., Class A	29,652	843,896

SunCoke Energy, Inc.	50,923	295,863

TimkenSteel Corp.*	80,791	1,211,057

Warrior Met Coal, Inc.	17,567	499,605

Worthington Industries, Inc.	58,506	2,231,419

Total Metals & Mining		8,258,039

Multi-Utilities – 0.3%

Avista Corp.	30,839	1,142,585

Unitil Corp.	8,331	386,975

Total Multi-Utilities		1,529,560

Multiline Retail – 0.2%

Big Lots, Inc.	49,334	770,104

Franchise Group, Inc.	20,284	492,901

Total Multiline Retail		1,263,005

Oil, Gas & Consumable Fuels – 4.1%

Arch Resources, Inc.	4,461	529,075

Berry Corp.	37,083	278,122

Brigham Minerals, Inc., Class A	26,200	646,354

Chord Energy Corp.	47,331	6,473,461

CNX Resources Corp.*	191,717	2,977,365

Comstock Resources, Inc.*	240,878	4,164,781

Earthstone Energy, Inc., Class A*(a)	42,761	526,815

Kinetik Holdings, Inc.(a)	13,907	453,090

Laredo Petroleum, Inc.*	15,933	1,001,389

NACCO Industries, Inc., Class A	9,973	469,030

Ranger Oil Corp., Class A	26,219	824,588

REX American Resources Corp.*	10,121	282,578

SandRidge Energy, Inc.*	63,674	1,038,523

SilverBow Resources, Inc.*(a)	30,520	820,378

Sitio Royalties Corp.(a)	15,174	335,497

VAALCO Energy, Inc.	92,509	403,339

Vertex Energy, Inc.*(a)	38,464	239,631

W&T Offshore, Inc.*	65,012	380,970

World Fuel Services Corp.	23,915	560,568

Total Oil, Gas & Consumable Fuels		22,405,554

Paper & Forest Products – 0.1%

Clearwater Paper Corp.*	9,577	360,095

Glatfelter Corp.	25,839	80,359

Total Paper & Forest Products		440,454

Personal Products – 1.1%

BellRing Brands, Inc.*	16,427	338,561

Edgewell Personal Care Co.	32,915	1,231,021

elf Beauty, Inc.*	14,663	551,622

Inter Parfums, Inc.	9,887	746,073

Medifast, Inc.	6,498	704,123

Nature’s Sunshine Products, Inc.*(a)	15,982	131,692

Nu Skin Enterprises, Inc., Class A	41,228	1,375,778

USANA Health Sciences, Inc.*	12,117	679,158

Veru, Inc.*(a)	23,269	268,059

Total Personal Products		6,026,087

Pharmaceuticals – 2.0%

Amneal Pharmaceuticals, Inc.*	248,234	501,433

Amphastar Pharmaceuticals, Inc.*	25,658	720,990

ANI Pharmaceuticals, Inc.*	10,882	349,748

Atea Pharmaceuticals, Inc.*(a)	51,818	294,844

Cara Therapeutics, Inc.*	25,266	236,490

Collegium Pharmaceutical, Inc.*	61,544	985,935

Corcept Therapeutics, Inc.*	42,831	1,098,187

Harmony Biosciences Holdings, Inc.*	11,097	491,486

Innoviva, Inc.*	131,302	1,524,416

NGM Biopharmaceuticals, Inc.*(a)	15,966	208,835

Opiant Pharmaceuticals, Inc.*	3,671	39,463

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

Pacira BioSciences, Inc.*	20,545	$1,092,789

Phibro Animal Health Corp., Class A	21,170	281,349

Prestige Consumer Healthcare, Inc.*	29,200	1,455,036

SIGA Technologies, Inc.	33,705	347,162

Supernus Pharmaceuticals, Inc.*	27,184	920,178

Total Pharmaceuticals		10,548,341

Professional Services – 1.4%

Atlas Technical Consultants, Inc.*(a)	36,723	244,208

Barrett Business Services, Inc.	5,312	414,336

BGSF, Inc.	10,450	116,099

CBIZ, Inc.*	23,993	1,026,421

CRA International, Inc.	6,547	580,981

First Advantage Corp.*	30,419	390,276

Forrester Research, Inc.*	7,365	265,214

Franklin Covey Co.*	3,738	169,668

Heidrick & Struggles International, Inc.	17,205	447,158

Huron Consulting Group, Inc.*	7,934	525,627

ICF International, Inc.	10,327	1,125,850

Kelly Services, Inc., Class A	29,867	405,892

Kforce, Inc.	11,432	670,487

Mistras Group, Inc.*	21,000	93,660

Resources Connection, Inc.	29,664	536,028

TrueBlue, Inc.*	19,392	369,999

Willdan Group, Inc.*(a)	6,785	100,486

Total Professional Services		7,482,390

Real Estate Management & Development – 0.8%

Anywhere Real Estate Inc.*	156,869	1,272,208

Douglas Elliman, Inc.	59,138	242,466

Forestar Group, Inc.*(a)	45,531	509,492

FRP Holdings, Inc.*	6,195	336,760

Marcus & Millichap, Inc.	19,131	627,114

RE/MAX Holdings, Inc., Class A	15,587	294,750

RMR Group, Inc., Class A	16,763	397,115

St. Joe Co.	12,393	396,948

Tejon Ranch Co.*	15,582	224,381

Total Real Estate Management & Development		4,301,234

Road & Rail – 1.4%

ArcBest Corp.	15,061	1,095,387

Covenant Logistics Group, Inc.	21,166	607,464

Daseke, Inc.*	50,180	271,474

Heartland Express, Inc.	41,146	588,799

Marten Transport Ltd.	45,116	864,423

PAM Transportation Services, Inc.*	15,773	488,332

Schneider National, Inc., Class B	110,337	2,239,841

U.S. Xpress Enterprises, Inc., Class A*(a)	46,612	114,666

Universal Logistics Holdings, Inc.	38,341	1,216,176

Total Road & Rail		7,486,562

Semiconductors & Semiconductor Equipment – 1.0%

ACM Research, Inc., Class A*(a)	15,776	196,569

Amtech Systems, Inc.*	14,518	123,403

Axcelis Technologies, Inc.*	12,626	764,631

AXT, Inc.*	31,564	211,479

Ceva, Inc.*	5,770	151,347

Cohu, Inc.*	38,184	984,383

CyberOptics Corp.*	6,151	330,801

Impinj, Inc.*(a)	4,324	346,050

NVE Corp.	3,399	158,563

Photronics, Inc.*	40,036	585,326

Rambus, Inc.*	19,081	485,039

Ultra Clean Holdings, Inc.*	23,959	616,944

Veeco Instruments, Inc.*	21,072	386,039

Total Semiconductors & Semiconductor Equipment		5,340,574

Software – 2.3%

8x8, Inc.*	26,024	89,783

A10 Networks, Inc.	34,229	454,219

Agilysys, Inc.*	5,594	309,628

Alkami Technology, Inc.*(a)	22,840	343,742

American Software, Inc., Class A	11,507	176,287

Appfolio, Inc., Class A*	3,880	406,314

Appian Corp.*(a)	9,031	368,736

Asure Software, Inc.*	18,259	104,441

Avaya Holdings Corp.*(a)	163,811	260,459

Cerence, Inc.*	13,712	215,964

ChannelAdvisor Corp.*	18,042	408,832

CommVault Systems, Inc.*	14,336	760,381

CoreCard Corp.*	4,067	88,539

Ebix, Inc.(a)	27,535	522,339

eGain Corp.*	14,604	107,339

Greenidge Generation Holdings, Inc.*(a)	12,729	25,458

Intapp, Inc.*(a)	13,163	245,753

InterDigital, Inc.	7,246	292,883

KnowBe4, Inc., Class A*	10,489	218,276

LivePerson, Inc.*	19,216	181,015

Mitek Systems, Inc.*	16,000	146,560

Model N, Inc.*(a)	10,474	358,525

Olo, Inc., Class A*(a)	13,624	107,630

ON24, Inc.*	21,629	190,335

Ping Identity Holding Corp.*	18,040	506,383

Progress Software Corp.	29,115	1,238,843

Rimini Street, Inc.*(a)	70,065	326,503

SecureWorks Corp., Class A*	12,925	104,046

SEMrush Holdings, Inc., Class A*(a)	8,758	98,177

Smith Micro Software, Inc.*(a)	22,214	50,204

Sumo Logic, Inc.*	27,741	208,058

Upland Software, Inc.*	32,666	265,575

Vertex, Inc., Class A*(a)	29,464	402,773

Viant Technology, Inc., Class A*	32,772	137,970

Xperi Holding Corp.	172,202	2,434,936

Zuora, Inc., Class A*	22,698	167,511

Total Software		12,324,417

Specialty Retail – 4.3%

Aaron’s Co., Inc.	48,459	471,021

Abercrombie & Fitch Co., Class A*	66,731	1,037,667

America’s Car-Mart, Inc.*	8,496	518,426

Arko Corp.	29,513	277,127

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

Big 5 Sporting Goods Corp.(a)	45,268	$486,178

Buckle, Inc.	39,810	1,260,385

Build-A-Bear Workshop, Inc.	12,690	169,158

Caleres, Inc.	45,692	1,106,660

Camping World Holdings, Inc., Class A	67,302	1,704,087

Cato Corp., Class A	22,229	212,065

Children’s Place, Inc.*	16,626	513,577

Citi Trends, Inc.*(a)	9,114	141,358

Conn’s, Inc.*(a)	46,539	329,496

Container Store Group, Inc.*	74,540	365,246

Destination XL Group, Inc.*	47,179	255,710

Genesco, Inc.*	10,475	411,877

Guess?, Inc.	64,608	947,799

Haverty Furniture Cos., Inc.	25,900	644,910

Hibbett, Inc.	20,041	998,242

JOANN, Inc.	77,308	511,779

Kirkland’s, Inc.*(a)	33,635	101,241

Lazydays Holdings, Inc.*(a)	24,440	329,940

LL Flooring Holdings, Inc.*(a)	34,387	238,302

MarineMax, Inc.*	23,087	687,762

Monro, Inc.	10,213	443,857

ODP Corp.*	46,178	1,623,157

OneWater Marine, Inc., Class A*	12,437	374,478

Party City Holdco, Inc.*(a)	125,012	197,519

Rent-A-Center, Inc.	59,900	1,048,849

Sally Beauty Holdings, Inc.*	109,733	1,382,636

Shoe Carnival, Inc.	30,026	643,757

Sleep Number Corp.*	20,041	677,586

Sonic Automotive, Inc., Class A	49,649	2,149,802

Tile Shop Holdings, Inc.(a)	21,337	75,106

Tilly’s, Inc., Class A(a)	32,739	226,554

Winmark Corp.	1,861	402,609

Zumiez, Inc.*(a)	22,707	488,882

Total Specialty Retail		23,454,805

Technology Hardware, Storage & Peripherals – 0.7%

Avid Technology, Inc.*(a)	16,492	383,604

Corsair Gaming, Inc.*(a)	64,738	734,776

Diebold Nixdorf, Inc.*	99,762	243,419

Eastman Kodak Co.*(a)	80,443	369,233

Immersion Corp.*(a)	59,247	325,266

Quantum Corp.*(a)	29,510	31,871

Super Micro Computer, Inc.*	29,401	1,619,113

Turtle Beach Corp.*(a)	18,331	125,018

Total Technology Hardware, Storage & Peripherals		3,832,300

Textiles, Apparel & Luxury Goods – 1.0%

Fossil Group, Inc.*	38,601	132,015

G-III Apparel Group Ltd.*	36,000	538,200

Lakeland Industries, Inc.*	9,324	107,506

Levi Strauss & Co., Class A	158,887	2,299,095

Movado Group, Inc.	16,290	459,052

Oxford Industries, Inc.	6,509	584,378

Rocky Brands, Inc.	9,347	187,501

Superior Group of Cos., Inc.	18,585	165,035

Unifi, Inc.*	14,742	140,196

Vera Bradley, Inc.*	33,016	99,378

Wolverine World Wide, Inc.	40,068	616,647

Total Textiles, Apparel & Luxury Goods		5,329,003

Thrifts & Mortgage Finance – 4.2%

Bridgewater Bancshares, Inc.*	11,246	185,222

Capitol Federal Financial, Inc.	38,550	319,965

Columbia Financial, Inc.*	36,174	764,357

Federal Agricultural Mortgage Corp., Class C	7,609	754,356

Finance of America Cos., Inc., Class A*(a)	103,190	152,721

Flagstar Bancorp, Inc.	99,778	3,332,585

FS Bancorp, Inc.	7,877	214,727

Hingham Institution for Savings	1,810	454,509

Home Bancorp, Inc.	5,216	203,372

Kearny Financial Corp.	28,997	307,948

Luther Burbank Corp.	29,589	343,824

Merchants Bancorp	57,492	1,326,340

Mr. Cooper Group, Inc.*	134,535	5,448,668

NMI Holdings, Inc., Class A*	78,598	1,601,041

Northfield Bancorp, Inc.	18,954	271,232

Ocwen Financial Corp.*	4,965	115,536

Provident Bancorp, Inc.	9,186	131,452

Provident Financial Services, Inc.	48,834	952,263

Rocket Cos., Inc., Class A	250,277	1,581,751

Southern Missouri Bancorp, Inc.	7,134	364,048

Territorial Bancorp, Inc.	171	3,170

TrustCo Bank Corp.	6,001	188,551

UWM Holdings Corp.(a)	190,851	559,193

Waterstone Financial, Inc.	37,184	600,893

Western New England Bancorp, Inc.	11,455	93,129

WSFS Financial Corp.	48,121	2,235,702

Total Thrifts & Mortgage Finance		22,506,555

Tobacco – 0.4%

Turning Point Brands, Inc.	14,453	306,837

Universal Corp.	19,866	914,631

Vector Group Ltd.	118,319	1,042,390

Total Tobacco		2,263,858

Trading Companies & Distributors – 2.4%

BlueLinx Holdings, Inc.*	16,581	1,029,680

Boise Cascade Co.	71,159	4,231,114

Distribution Solutions Group, Inc.*	3,388	95,440

DXP Enterprises, Inc.*	7,436	176,084

Global Industrial Co.	15,459	414,765

GMS, Inc.*	27,555	1,102,476

H&E Equipment Services, Inc.	11,648	330,104

Hudson Technologies, Inc.*	63,809	468,996

Karat Packaging, Inc.*	13,370	213,786

McGrath RentCorp	13,946	1,169,512

MRC Global, Inc.*	26,999	194,123

Rush Enterprises, Inc., Class A	31,909	1,399,529

Titan Machinery, Inc.*	16,791	474,514

Transcat, Inc.*(a)	4,965	375,801

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

September 30, 2022

Investments	Shares	Value

Veritiv Corp.*	12,182	$1,191,034

Willis Lease Finance Corp.*	4,860	159,116

Total Trading Companies & Distributors		13,026,074

Water Utilities – 0.3%

Artesian Resources Corp., Class A	8,568	412,292

Global Water Resources, Inc.	10,423	122,262

Middlesex Water Co.	4,728	365,001

Pure Cycle Corp.*	21,705	181,237

SJW Group	7,173	413,165

York Water Co.	3,698	142,114

Total Water Utilities		1,636,071

Wireless Telecommunication Services – 0.4%

Shenandoah Telecommunications Co.	9,578	163,018

Telephone and Data Systems, Inc.	55,833	776,079

United States Cellular Corp.*	36,784	957,487

Total Wireless Telecommunication Services		1,896,584
TOTAL COMMON STOCKS (Cost: $634,348,410)		537,837,980

EXCHANGE-TRADED FUND – 0.4%

United States – 0.4%

WisdomTree U.S. MidCap Fund(a)(b) (Cost: $2,298,365)	47,593	2,093,140

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%

United States – 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $9,870,120)	9,870,120	9,870,120

TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $646,516,895)		549,801,240

Other Assets less Liabilities – (1.8)%		(9,483,251)

NET ASSETS – 100.0%		$540,317,989
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,726,710 and the total market value of the collateral held by the Fund was $31,107,836. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $21,237,716.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree U.S. MidCap Fund	$—	$3,818,933	$1,402,163	$(118,405)	$(205,225)	$2,093,140	$15,647

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$537,837,980	$—	$—	$537,837,980
Exchange-Traded Fund	2,093,140	—	—	2,093,140
Investment of Cash Collateral for Securities Loaned	—	9,870,120	—	9,870,120
Total Investments in Securities	$539,931,120	$9,870,120	$—	$549,801,240

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 98.4%

Aerospace & Defense – 0.6%

Kaman Corp.	14,716	$411,018

Moog, Inc., Class A	10,945	769,981

Total Aerospace & Defense		1,180,999

Air Freight & Logistics – 0.3%

Forward Air Corp.	5,905	532,985

Auto Components – 1.7%

Dana, Inc.	69,993	800,020

LCI Industries	15,690	1,591,907

Patrick Industries, Inc.	10,008	438,751

Standard Motor Products, Inc.	11,767	382,428

Total Auto Components		3,213,106

Automobiles – 0.2%

Winnebago Industries, Inc.	8,838	470,270

Banks – 6.9%

Amalgamated Financial Corp.	16,296	367,475

Bank7 Corp.	5,570	123,543

BankFinancial Corp.	13,090	123,831

Blue Ridge Bankshares, Inc.	11,733	149,126

Capital Bancorp, Inc.	1,791	41,372

Cathay General Bancorp	66,549	2,559,475

City Holding Co.	12,455	1,104,634

Eagle Bancorp Montana, Inc.	4,271	81,149

Enterprise Financial Services Corp.	17,437	767,925

First Bancorp	17,270	631,737

First Bancorp, Inc.	9,666	266,298

First Foundation, Inc.	17,025	308,834

First Mid Bancshares, Inc.	9,887	316,087

Investar Holding Corp.	5,632	112,077

Lakeland Financial Corp.	12,933	941,652

Metrocity Bankshares, Inc.	13,960	274,174

Mid Penn Bancorp, Inc.(a)	8,367	240,384

MVB Financial Corp.	4,843	134,781

OceanFirst Financial Corp.	51,610	962,010

Old Second Bancorp, Inc.	11,864	154,825

Parke Bancorp, Inc.	9,007	188,787

Pathward Financial, Inc.	3,342	110,152

Plumas Bancorp	2,529	71,748

Preferred Bank	9,696	632,470

QCR Holdings, Inc.	2,013	102,542

RBB Bancorp	12,423	258,150

Shore Bancshares, Inc.	13,250	229,490

Stock Yards Bancorp, Inc.	13,170	895,692

Unity Bancorp, Inc.	5,282	132,631

Veritex Holdings, Inc.	26,811	712,904

Total Banks		12,995,955

Beverages – 0.2%

MGP Ingredients, Inc.	3,407	361,687

Building Products – 0.9%

Apogee Enterprises, Inc.	12,573	480,540

CSW Industrials, Inc.	2,234	267,633

Griffon Corp.	20,992	619,684

Quanex Building Products Corp.	12,929	234,791

Total Building Products		1,602,648

Capital Markets – 6.7%

Artisan Partners Asset Management, Inc., Class A	111,711	3,008,377

B. Riley Financial, Inc.	40,585	1,806,844

BGC Partners, Inc., Class A	72,179	226,642

Brightsphere Investment Group, Inc.	3,529	52,617

Diamond Hill Investment Group, Inc.	1,675	276,375

Federated Hermes, Inc.	82,204	2,722,597

Greenhill & Co., Inc.	5,617	33,365

Manning & Napier, Inc.	13,108	160,835

Moelis & Co., Class A	65,775	2,223,853

Oppenheimer Holdings, Inc., Class A	3,952	122,433

Pzena Investment Management, Inc., Class A	6,376	60,444

Silvercrest Asset Management Group, Inc., Class A	11,922	194,925

Value Line, Inc.	5,227	229,465

Victory Capital Holdings, Inc., Class A	37,312	869,743

Virtus Investment Partners, Inc.	4,309	687,372

Total Capital Markets		12,675,887

Chemicals – 5.2%

AdvanSix, Inc.	8,469	271,855

American Vanguard Corp.	5,325	99,578

Cabot Corp.	41,705	2,664,532

Chase Corp.	2,464	205,917

H.B. Fuller Co.	12,623	758,642

Hawkins, Inc.	8,739	340,734

Innospec, Inc.	9,241	791,676

Mativ Holdings, Inc.	76,086	1,679,979

Minerals Technologies, Inc.	2,654	131,134

NewMarket Corp.	7,369	2,216,816

Northern Technologies International Corp.	2,919	38,852

Stepan Co.	6,834	640,141

Total Chemicals		9,839,856

Commercial Services & Supplies – 4.5%

ABM Industries, Inc.	30,550	1,167,927

ACCO Brands Corp.	92,228	451,917

Acme United Corp.	1,197	27,555

Brady Corp., Class A	22,594	942,848

Brink’s Co.	16,977	822,366

Deluxe Corp.	41,394	689,210

Ennis, Inc.	37,248	749,802

Healthcare Services Group, Inc.	102,671	1,241,292

HNI Corp.	35,773	948,342

Interface, Inc.	3,954	35,546

Kimball International, Inc., Class B	34,692	218,213

MillerKnoll, Inc.	40,351	629,476

UniFirst Corp.	2,483	417,715

VSE Corp.	2,201	77,915

Total Commercial Services & Supplies		8,420,124

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2022

Investments	Shares	Value

Construction & Engineering – 0.7%

Arcosa, Inc.	4,540	$259,597

Argan, Inc.	10,682	343,640

Comfort Systems USA, Inc.	5,399	525,485

Primoris Services Corp.	15,148	246,155

Total Construction & Engineering		1,374,877

Construction Materials – 0.0%

United States Lime & Minerals, Inc.	808	82,578

Consumer Finance – 1.0%

Curo Group Holdings Corp.	29,894	119,875

FirstCash Holdings, Inc.	20,977	1,538,663

Regional Management Corp.	5,274	147,883

Total Consumer Finance		1,806,421

Containers & Packaging – 1.5%

Greif, Inc., Class A	38,606	2,299,760

Myers Industries, Inc.	27,354	450,520

TriMas Corp.	5,282	132,420

Total Containers & Packaging		2,882,700

Diversified Consumer Services – 1.4%

Carriage Services, Inc.	4,151	133,496

Graham Holdings Co., Class B	1,114	599,310

Strategic Education, Inc.	29,733	1,825,903

Total Diversified Consumer Services		2,558,709

Electric Utilities – 2.4%

ALLETE, Inc.	58,632	2,934,532

MGE Energy, Inc.	20,176	1,324,151

Via Renewables, Inc.(a)	25,184	174,021

Total Electric Utilities		4,432,704

Electrical Equipment – 0.7%

Allied Motion Technologies, Inc.	1,573	45,019

AZZ, Inc.	8,808	321,580

Encore Wire Corp.	358	41,363

EnerSys	10,386	604,154

LSI Industries, Inc.	22,632	174,040

Preformed Line Products Co.	1,605	114,196

Total Electrical Equipment		1,300,352

Electronic Equipment, Instruments & Components – 1.9%

Advanced Energy Industries, Inc.	4,698	363,672

Badger Meter, Inc.	6,011	555,356

Benchmark Electronics, Inc.	25,190	624,208

Methode Electronics, Inc.	13,710	509,327

PC Connection, Inc.	5,804	261,703

Vishay Intertechnology, Inc.	70,597	1,255,921

Wayside Technology Group, Inc.	1,497	40,239

Total Electronic Equipment, Instruments & Components		3,610,426

Energy Equipment & Services – 0.6%

Cactus, Inc., Class A	17,294	664,608

Solaris Oilfield Infrastructure, Inc., Class A	57,882	541,776

Total Energy Equipment & Services		1,206,384

Entertainment – 0.4%

World Wrestling Entertainment, Inc., Class A	12,038	844,706

Equity Real Estate Investment Trusts (REITs) – 2.5%

Apple Hospitality REIT, Inc.	15,801	222,162

Creative Media & Community Trust Corp.	29,905	191,093

EPR Properties	104,320	3,740,915

NexPoint Residential Trust, Inc.	13,365	617,597

Total Equity Real Estate Investment Trusts (REITs)		4,771,767

Food & Staples Retailing – 1.6%

Ingles Markets, Inc., Class A	3,299	261,314

Natural Grocers by Vitamin Cottage, Inc.	18,908	204,017

PriceSmart, Inc.	8,015	461,584

SpartanNash Co.	32,774	951,101

Weis Markets, Inc.	15,127	1,077,648

Total Food & Staples Retailing		2,955,664

Food Products – 0.7%

J & J Snack Foods Corp.	9,478	1,227,116

John B. Sanfilippo & Son, Inc.	2,008	152,066

Total Food Products		1,379,182

Gas Utilities – 4.3%

Chesapeake Utilities Corp.	6,890	795,037

ONE Gas, Inc.	49,572	3,489,373

RGC Resources, Inc.	3,440	72,446

Spire, Inc.	61,430	3,828,932

Total Gas Utilities		8,185,788

Health Care Equipment & Supplies – 0.5%

Atrion Corp.	564	318,660

CONMED Corp.	4,639	371,908

LeMaitre Vascular, Inc.	5,229	265,006

Total Health Care Equipment & Supplies		955,574

Health Care Providers & Services – 2.8%

National HealthCare Corp.	14,263	903,419

National Research Corp.	7,760	308,848

Patterson Cos., Inc.	94,366	2,266,671

Select Medical Holdings Corp.	63,043	1,393,250

U.S. Physical Therapy, Inc.(a)	5,732	435,747

Total Health Care Providers & Services		5,307,935

Health Care Technology – 0.1%

Simulations Plus, Inc.	3,001	145,669

Household Durables – 2.5%

Bassett Furniture Industries, Inc.	9,200	144,256

Century Communities, Inc.	6,905	295,396

Hamilton Beach Brands Holding Co., Class A	7,241	84,502

Hooker Furnishings Corp.	9,747	131,487

Installed Building Products, Inc.	7,244	586,692

KB Home	32,835	851,083

La-Z-Boy, Inc.	22,909	517,056

MDC Holdings, Inc.	73,776	2,022,938

Total Household Durables		4,633,410

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2022

Investments	Shares	Value

Household Products – 1.3%

Energizer Holdings, Inc.	56,534	$1,421,265

Oil-Dri Corp. of America	5,220	126,324

WD-40 Co.	4,613	810,688

Total Household Products		2,358,277

Insurance – 3.1%

American Equity Investment Life Holding Co.	24,338	907,564

AMERISAFE, Inc.	11,479	536,414

Crawford & Co., Class A	22,915	131,532

Donegal Group, Inc., Class A	24,726	333,554

Employers Holdings, Inc.	19,101	658,793

HCI Group, Inc.(a)	3,622	141,982

Investors Title Co.	625	88,125

Mercury General Corp.	75,058	2,133,148

Stewart Information Services Corp.	13,234	577,532

Universal Insurance Holdings, Inc.	35,023	344,977

Total Insurance		5,853,621

IT Services – 0.7%

CSG Systems International, Inc.	16,846	890,817

Hackett Group, Inc.	15,582	276,113

Information Services Group, Inc.	17,099	81,391

Total IT Services		1,248,321

Leisure Products – 1.1%

Clarus Corp.(a)	3,605	48,559

Escalade, Inc.	12,440	123,778

Johnson Outdoors, Inc., Class A	2,767	141,975

Marine Products Corp.	37,345	315,939

Smith & Wesson Brands, Inc.	25,209	261,417

Sturm Ruger & Co., Inc.	23,627	1,200,015

Total Leisure Products		2,091,683

Machinery – 8.0%

Alamo Group, Inc.	1,235	151,003

Albany International Corp., Class A	8,515	671,237

Allison Transmission Holdings, Inc.	59,453	2,007,133

Altra Industrial Motion Corp.	10,400	349,648

Astec Industries, Inc.	4,540	141,603

Barnes Group, Inc.	18,837	544,013

Columbus McKinnon Corp.	4,713	123,292

Douglas Dynamics, Inc.	17,086	478,750

Eastern Co.	2,058	35,706

EnPro Industries, Inc.	5,705	484,811

ESCO Technologies, Inc.	2,659	195,277

Federal Signal Corp.	13,239	494,080

Flowserve Corp.	92,238	2,241,383

Gorman-Rupp Co.	10,821	257,432

Graham Corp.	11,026	96,919

Helios Technologies, Inc.	3,428	173,457

Hillenbrand, Inc.	34,981	1,284,502

Kadant, Inc.	1,372	228,863

Kennametal, Inc.	50,568	1,040,689

Lindsay Corp.	2,591	371,238

Miller Industries, Inc.	6,304	134,212

Mueller Industries, Inc.	14,256	847,377

Mueller Water Products, Inc., Class A	72,344	742,973

Omega Flex, Inc.(a)	2,930	271,377

Shyft Group, Inc.	2,507	51,218

Standex International Corp.	3,620	295,573

Tennant Co.	6,309	356,837

Terex Corp.	20,905	621,715

Wabash National Corp.	24,070	374,529

Total Machinery		15,066,847

Marine – 0.5%

Matson, Inc.	16,340	1,005,237

Media – 1.0%

Entravision Communications Corp., Class A	28,776	114,241

Gray Television, Inc.	36,845	527,620

John Wiley & Sons, Inc., Class A	32,316	1,213,789

Total Media		1,855,650

Metals & Mining – 2.3%

Commercial Metals Co.	59,482	2,110,421

Gold Resource Corp.	55,988	92,380

Materion Corp.	3,129	250,320

Schnitzer Steel Industries, Inc., Class A	11,580	329,567

Warrior Met Coal, Inc.	12,735	362,183

Worthington Industries, Inc.	30,710	1,171,280

Total Metals & Mining		4,316,151

Multi-Utilities – 2.0%

Avista Corp.	82,160	3,044,028

Unitil Corp.	15,165	704,414

Total Multi-Utilities		3,748,442

Multiline Retail – 0.2%

Big Lots, Inc.	24,216	378,012

Oil, Gas & Consumable Fuels – 1.0%

Adams Resources & Energy, Inc.	4,559	135,858

Berry Corp.	64,457	483,428

NACCO Industries, Inc., Class A	4,114	193,482

VAALCO Energy, Inc.	68,090	296,872

World Fuel Services Corp.	31,137	729,851

Total Oil, Gas & Consumable Fuels		1,839,491

Personal Products – 2.1%

Edgewell Personal Care Co.	20,926	782,632

Inter Parfums, Inc.	9,393	708,796

Medifast, Inc.	8,963	971,231

Nu Skin Enterprises, Inc., Class A	45,980	1,534,352

Total Personal Products		3,997,011

Pharmaceuticals – 0.1%

Phibro Animal Health Corp., Class A	12,967	172,331

Professional Services – 1.3%

Barrett Business Services, Inc.	3,547	276,666

BGSF, Inc.	8,238	91,524

CRA International, Inc.	2,733	242,526

Heidrick & Struggles International, Inc.	7,707	200,305

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2022

Investments	Shares	Value

HireQuest, Inc.	3,492	$45,047

ICF International, Inc.	2,843	309,944

Kelly Services, Inc., Class A	12,422	168,815

Kforce, Inc.	8,391	492,132

Resources Connection, Inc.	30,026	542,570

Total Professional Services		2,369,529

Real Estate Management & Development – 0.1%

Newmark Group, Inc., Class A	14,689	118,393

Road & Rail – 1.4%

ArcBest Corp.	2,391	173,897

Heartland Express, Inc.	9,507	136,045

Marten Transport Ltd.	21,833	418,320

Schneider National, Inc., Class B	29,166	592,070

Universal Logistics Holdings, Inc.	17,602	558,336

Werner Enterprises, Inc.	19,188	721,469

Total Road & Rail		2,600,137

Software – 1.0%

A10 Networks, Inc.	29,036	385,308

Ebix, Inc.	7,804	148,042

InterDigital, Inc.	17,221	696,073

Progress Software Corp.	17,583	748,156

Total Software		1,977,579

Specialty Retail – 3.8%

Big 5 Sporting Goods Corp.(a)	29,589	317,786

Buckle, Inc.	37,937	1,201,085

Camping World Holdings, Inc., Class A	59,420	1,504,514

Group 1 Automotive, Inc.	3,519	502,760

Guess?, Inc.	66,376	973,736

Haverty Furniture Cos., Inc.	15,055	374,869

Hibbett, Inc.	5,328	265,388

Monro, Inc.	16,754	728,129

Rent-A-Center, Inc.	48,147	843,054

Shoe Carnival, Inc.	5,480	117,491

Sonic Automotive, Inc., Class A	7,749	335,532

Total Specialty Retail		7,164,344

Technology Hardware, Storage & Peripherals – 1.7%

Xerox Holdings Corp.	241,511	3,158,964

Textiles, Apparel & Luxury Goods – 1.9%

Kontoor Brands, Inc.	53,151	1,786,405

Levi Strauss & Co., Class A	33,693	487,538

Rocky Brands, Inc.	4,224	84,734

Steven Madden Ltd.	28,333	755,641

Superior Group of Cos., Inc.	9,238	82,033

Wolverine World Wide, Inc.	28,370	436,614

Total Textiles, Apparel & Luxury Goods		3,632,965

Thrifts & Mortgage Finance – 2.6%

Federal Agricultural Mortgage Corp., Class C	7,298	723,524

Greene County Bancorp, Inc.	1,705	97,645

Hingham Institution for Savings	414	103,960

Merchants Bancorp	9,403	216,927

PennyMac Financial Services, Inc.	18,867	809,394

Radian Group, Inc.	133,086	2,567,229

Southern Missouri Bancorp, Inc.	3,981	203,151

Timberland Bancorp, Inc.	5,051	139,660

Total Thrifts & Mortgage Finance		4,861,490

Tobacco – 0.0%

Turning Point Brands, Inc.	2,816	59,784

Trading Companies & Distributors – 5.4%

Applied Industrial Technologies, Inc.	13,809	1,419,289

Boise Cascade Co.	7,795	463,491

GATX Corp.	18,644	1,587,537

Global Industrial Co.	16,445	441,219

H&E Equipment Services, Inc.	25,163	713,119

McGrath RentCorp	14,915	1,250,772

MSC Industrial Direct Co., Inc., Class A	47,557	3,462,625

Rush Enterprises, Inc., Class A	21,165	928,297

Total Trading Companies & Distributors		10,266,349

Water Utilities – 2.2%

American States Water Co.	15,230	1,187,178

Artesian Resources Corp., Class A	5,914	284,582

California Water Service Group	20,084	1,058,226

Middlesex Water Co.	5,609	433,015

SJW Group	16,160	930,816

York Water Co.	5,913	227,237

Total Water Utilities		4,121,054

Wireless Telecommunication Services – 0.8%

Shenandoah Telecommunications Co.	3,103	52,813

Telephone and Data Systems, Inc.	105,900	1,472,010

Total Wireless Telecommunication Services		1,524,823
Total United States		185,514,848

Puerto Rico – 1.4%

Banks – 1.2%

First Bancorp	169,259	2,315,463

IT Services – 0.2%

EVERTEC, Inc.	8,477	265,754
Total Puerto Rico		2,581,217
TOTAL COMMON STOCKS (Cost: $226,652,819)		188,096,065

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%

United States – 0.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $725,581)	725,581	725,581

TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $227,378,400)		188,821,646

Other Assets less Liabilities – (0.2)%		(365,032)

NET ASSETS – 100.0%		$188,456,614
(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,418,151 and the total market value of the collateral held by the Fund was $1,458,345. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $732,764.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$188,096,065	$—	$—	$188,096,065
Investment of Cash Collateral for Securities Loaned	—	725,581	—	725,581
Total Investments in Securities	$188,096,065	$725,581	$—	$188,821,646

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.7%

United States – 99.6%

Aerospace & Defense – 2.0%

BWX Technologies, Inc.	7,343	$369,867

General Dynamics Corp.	11,676	2,477,297

Huntington Ingalls Industries, Inc.	2,838	628,617

L3Harris Technologies, Inc.	6,051	1,257,579

Lockheed Martin Corp.	15,465	5,973,975

Northrop Grumman Corp.	6,648	3,126,687

Raytheon Technologies Corp.	61,450	5,030,297

Total Aerospace & Defense		18,864,319

Air Freight & Logistics – 0.6%

C.H. Robinson Worldwide, Inc.	6,928	667,235

Expeditors International of Washington, Inc.	3,496	308,732

FedEx Corp.	4,972	738,193

United Parcel Service, Inc., Class B	24,541	3,964,353

Total Air Freight & Logistics		5,678,513

Auto Components – 0.1%

BorgWarner, Inc.	4,554	142,996

Dana, Inc.	8,385	95,840

Gentex Corp.	13,898	331,328

LCI Industries	1,504	152,596

Lear Corp.	1,498	179,296

Total Auto Components		902,056

Automobiles – 0.2%

Ford Motor Co.	137,630	1,541,456

Harley-Davidson, Inc.	5,265	183,643

Thor Industries, Inc.	1,403	98,182

Total Automobiles		1,823,281

Banks – 7.2%

Associated Banc-Corp.	18,949	380,496

Banc of California, Inc.	19,516	311,671

Bank of America Corp.	272,982	8,244,056

Bank OZK	13,319	526,900

BOK Financial Corp.	5,636	500,815

Cadence Bank	16,227	412,328

Citigroup, Inc.	114,960	4,790,383

Citizens Community Bancorp, Inc.	24,739	301,074

Citizens Financial Group, Inc.	28,639	984,036

Comerica, Inc.	9,915	704,956

Commerce Bancshares, Inc.	9,002	595,572

Cullen/Frost Bankers, Inc.	3,773	498,866

East West Bancorp, Inc.	9,013	605,133

Equity Bancshares, Inc., Class A	11,149	330,345

Fifth Third Bancorp	40,073	1,280,733

First Citizens BancShares, Inc., Class A	590	470,484

First Horizon Corp.	42,551	974,418

First Interstate BancSystem, Inc., Class A	7,867	317,433

First National Corp.	18,365	280,984

First Republic Bank	2,014	262,928

Five Star Bancorp	9,392	266,357

FNB Corp.	40,359	468,164

Hanmi Financial Corp.	15,314	362,636

HomeTrust Bancshares, Inc.	12,744	281,642

JPMorgan Chase & Co.	191,933	20,056,998

KeyCorp	63,750	1,021,275

M&T Bank Corp.	13,554	2,389,841

Old National Bancorp	8,472	139,534

PacWest Bancorp	1,282	28,973

Partners Bancorp	36,175	321,596

PNC Financial Services Group, Inc.	20,269	3,028,594

Prosperity Bancshares, Inc.	7,447	496,566

QCR Holdings, Inc.	4,821	245,582

Regions Financial Corp.	59,397	1,192,098

S&T Bancorp, Inc.	24,849	728,324

Seacoast Banking Corp. of Florida	10,725	324,217

Signature Bank	1,446	218,346

Southern States Bancshares, Inc.	9,260	252,335

SouthState Corp.	5,720	452,566

Summit State Bank	12,012	174,294

Truist Financial Corp.	81,232	3,536,841

U.S. Bancorp	86,399	3,483,608

Umpqua Holdings Corp.	34,784	594,459

Valley National Bancorp	33,847	365,548

Webster Financial Corp.	1,401	63,325

Wells Fargo & Co.	116,898	4,701,638

Western Alliance Bancorp	5,498	361,439

Zions Bancorp NA	9,841	500,513

Total Banks		68,830,920

Beverages – 3.9%

Brown-Forman Corp., Class B	7,858	523,107

Coca-Cola Co.	340,007	19,047,192

Constellation Brands, Inc., Class A	3,026	695,012

Keurig Dr. Pepper, Inc.	48,818	1,748,661

PepsiCo, Inc.	92,733	15,139,589

Total Beverages		37,153,561

Biotechnology – 3.6%

AbbVie, Inc.	140,794	18,895,963

Amgen, Inc.	33,540	7,559,916

Gilead Sciences, Inc.	132,738	8,188,607

Total Biotechnology		34,644,486

Building Products – 0.3%

A.O. Smith Corp.	4,841	235,176

Carlisle Cos., Inc.	1,727	484,268

Carrier Global Corp.	10,323	367,086

Fortune Brands Home & Security, Inc.	4,104	220,344

Lennox International, Inc.	1,120	249,390

Masco Corp.	10,014	467,553

Owens Corning	3,782	297,303

UFP Industries, Inc.	3,443	248,447

Total Building Products		2,569,567

Capital Markets – 4.0%

Ameriprise Financial, Inc.	3,286	827,908

Ares Management Corp., Class A	6,745	417,853

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

Artisan Partners Asset Management, Inc., Class A	15,624	$420,754

B. Riley Financial, Inc.	6,672	297,038

Bank of New York Mellon Corp.	34,764	1,339,109

BlackRock, Inc.	5,050	2,778,914

Blackstone, Inc.	56,491	4,728,297

Blue Owl Capital, Inc.(a)	9,622	88,811

Carlyle Group, Inc.	14,505	374,809

Cboe Global Markets, Inc.	3,759	441,194

Charles Schwab Corp.	28,211	2,027,525

CME Group, Inc.	10,664	1,888,914

Cohen & Steers, Inc.	4,895	306,574

Evercore, Inc., Class A	2,829	232,685

FactSet Research Systems, Inc.	717	286,879

Federated Hermes, Inc.	7,437	246,314

Franklin Resources, Inc.	30,684	660,320

Goldman Sachs Group, Inc.	11,143	3,265,456

Hamilton Lane, Inc., Class A	2,322	138,414

Houlihan Lokey, Inc.	3,551	267,674

Intercontinental Exchange, Inc.	9,909	895,278

Jefferies Financial Group, Inc.	16,160	476,720

KKR & Co., Inc.	10,517	452,231

MarketAxess Holdings, Inc.	975	216,928

Moelis & Co., Class A	9,636	325,793

Moody’s Corp.	2,699	656,154

Morgan Stanley	84,317	6,661,886

Morningstar, Inc.	642	136,310

MSCI, Inc.	679	286,395

Nasdaq, Inc.	15,148	858,589

Northern Trust Corp.	10,275	879,129

Raymond James Financial, Inc.	7,887	779,393

S&P Global, Inc.	3,997	1,220,484

Sculptor Capital Management, Inc.(a)	4,677	41,345

State Street Corp.	14,200	863,502

StepStone Group, Inc., Class A	4,291	105,172

T. Rowe Price Group, Inc.	13,278	1,394,323

Victory Capital Holdings, Inc., Class A	9,772	227,785

Virtu Financial, Inc., Class A	14,620	303,657

Total Capital Markets		37,816,516

Chemicals – 1.5%

Air Products and Chemicals, Inc.	8,490	1,975,878

Albemarle Corp.	1,209	319,708

Ashland, Inc.	3,225	306,278

Cabot Corp.	6,427	410,621

Celanese Corp.	3,148	284,390

CF Industries Holdings, Inc.	6,758	650,458

Chemours Co.	9,010	222,097

Corteva, Inc.	14,704	840,334

Dow, Inc.	61,984	2,722,957

DuPont de Nemours, Inc.	13,749	692,950

Eastman Chemical Co.	6,346	450,883

Ecolab, Inc.	4,686	676,752

Element Solutions, Inc.	15,286	248,703

FMC Corp.	4,660	492,562

Huntsman Corp.	11,558	283,633

International Flavors & Fragrances, Inc.	8,972	814,927

Mosaic Co.	3,119	150,741

Olin Corp.	5,343	229,108

PPG Industries, Inc.	5,998	663,919

RPM International, Inc.	6,093	507,608

Scotts Miracle-Gro Co.	2,060	88,065

Sensient Technologies Corp.	4,030	279,440

Sherwin-Williams Co.	4,256	871,416

Valvoline, Inc.	10,471	265,335

Westlake Corp.	2,863	248,737

Total Chemicals		14,697,500

Commercial Services & Supplies – 0.7%

ABM Industries, Inc.	6,737	257,555

Brink’s Co.	2,693	130,449

Cintas Corp.	2,246	871,875

Deluxe Corp.	9,073	151,065

Healthcare Services Group, Inc.	19,184	231,935

Pitney Bowes, Inc.	40,910	95,320

Republic Services, Inc.	12,763	1,736,278

Rollins, Inc.	10,310	357,551

Waste Management, Inc.	16,446	2,634,814

Total Commercial Services & Supplies		6,466,842

Communications Equipment – 1.0%

Cisco Systems, Inc.	189,579	7,583,160

Juniper Networks, Inc.	19,638	512,945

Motorola Solutions, Inc.	5,291	1,185,025

Total Communications Equipment		9,281,130

Construction & Engineering – 0.1%

MDU Resources Group, Inc.	23,695	648,058

Consumer Finance – 0.6%

Ally Financial, Inc.	9,094	253,086

American Express Co.	13,642	1,840,442

Bread Financial Holdings, Inc.	755	23,745

Capital One Financial Corp.	13,524	1,246,507

Discover Financial Services	7,780	707,358

FirstCash Holdings, Inc.	4,791	351,420

Navient Corp.	11,587	170,213

OneMain Holdings, Inc.	15,410	454,903

SLM Corp.	15,057	210,647

Synchrony Financial	14,479	408,163

Total Consumer Finance		5,666,484

Containers & Packaging – 0.4%

Avery Dennison Corp.	1,522	247,629

Ball Corp.	5,179	250,249

Crown Holdings, Inc.	2,040	165,301

Graphic Packaging Holding Co.	11,167	220,437

Greif, Inc., Class A	5,511	328,290

International Paper Co.	22,271	705,991

Packaging Corp. of America	4,971	558,194

Sealed Air Corp.	4,376	194,776

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

Sonoco Products Co.	8,732	$495,366

Westrock Co.	7,345	226,887

Total Containers & Packaging		3,393,120

Distributors – 0.1%

Genuine Parts Co.	6,052	903,685

LKQ Corp.	5,794	273,187

Pool Corp.	621	197,608

Total Distributors		1,374,480

Diversified Consumer Services – 0.1%

ADT, Inc.	19,436	145,576

H&R Block, Inc.	15,783	671,409

Service Corp. International	7,325	422,945

Total Diversified Consumer Services		1,239,930

Diversified Financial Services – 0.1%

Apollo Global Management, Inc.	16,278	756,927

Voya Financial, Inc.	5,920	358,160

Total Diversified Financial Services		1,115,087

Diversified Telecommunication Services – 1.5%

Cogent Communications Holdings, Inc.	7,908	412,481

Verizon Communications, Inc.	361,761	13,736,065

Total Diversified Telecommunication Services		14,148,546

Electric Utilities – 4.2%

Alliant Energy Corp.	15,780	836,182

American Electric Power Co., Inc.	32,365	2,797,954

Avangrid, Inc.	26,071	1,087,161

Duke Energy Corp.	52,524	4,885,783

Edison International	24,392	1,380,099

Entergy Corp.	12,585	1,266,429

Evergy, Inc.	21,868	1,298,959

Eversource Energy	18,792	1,465,024

Exelon Corp.	70,201	2,629,729

FirstEnergy Corp.	51,686	1,912,382

IDACORP, Inc.	5,649	559,308

NextEra Energy, Inc.	87,964	6,897,257

NRG Energy, Inc.	12,588	481,743

OGE Energy Corp.	29,265	1,067,002

PPL Corp.	70,005	1,774,627

Southern Co.	113,285	7,703,380

Xcel Energy, Inc.	28,239	1,807,296

Total Electric Utilities		39,850,315

Electrical Equipment – 0.3%

AMETEK, Inc.	3,316	376,068

Emerson Electric Co.	23,033	1,686,476

Hubbell, Inc.	2,969	662,087

Rockwell Automation, Inc.	2,771	596,070

Total Electrical Equipment		3,320,701

Electronic Equipment, Instruments & Components – 0.4%

Amphenol Corp., Class A	10,449	699,665

Avnet, Inc.	8,622	311,427

CDW Corp.	3,885	606,371

Corning, Inc.	36,624	1,062,828

Jabil, Inc.	3,729	215,200

National Instruments Corp.	11,290	426,085

Richardson Electronics Ltd.	11,646	175,855

TD SYNNEX Corp.	1,568	127,306

Vishay Intertechnology, Inc.	14,746	262,331

Wayside Technology Group, Inc.	1,720	46,234

Total Electronic Equipment, Instruments & Components		3,933,302

Energy Equipment & Services – 0.2%

Baker Hughes Co.	45,128	945,883

Halliburton Co.	5,021	123,617

NOV, Inc.	27,607	446,681

Total Energy Equipment & Services		1,516,181

Entertainment – 0.1%

Activision Blizzard, Inc.	9,904	736,263

Electronic Arts, Inc.	2,516	291,126

Warner Music Group Corp., Class A	5,426	125,938

Total Entertainment		1,153,327

Equity Real Estate Investment Trusts (REITs) – 4.2%

Agree Realty Corp.	5,992	404,939

Alexandria Real Estate Equities, Inc.	3,733	523,329

American Tower Corp.	12,969	2,784,444

Americold Realty Trust, Inc.	9,355	230,133

Apartment Income REIT Corp.	7,834	302,549

AvalonBay Communities, Inc.	6,422	1,182,868

Boston Properties, Inc.	6,332	474,710

Brixmor Property Group, Inc.	24,404	450,742

Broadstone Net Lease, Inc.	19,226	298,580

Camden Property Trust	3,411	407,444

Crown Castle International Corp.	20,464	2,958,071

CubeSmart	14,478	579,989

Digital Realty Trust, Inc.	8,437	836,782

Duke Realty Corp.	12,647	609,585

EPR Properties	8,942	320,660

Equinix, Inc.	1,418	806,615

Equity LifeStyle Properties, Inc.	7,334	460,869

Equity Residential	17,395	1,169,292

Essential Properties Realty Trust, Inc.	14,398	280,041

Essex Property Trust, Inc.	2,326	563,427

Extra Space Storage, Inc.	4,854	838,334

Federal Realty Investment Trust	4,280	385,714

First Industrial Realty Trust, Inc.	6,950	311,430

Gaming and Leisure Properties, Inc.	25,290	1,118,830

Healthcare Realty Trust, Inc., Class A	19,674	410,203

Healthpeak Properties, Inc.	22,885	524,524

Highwoods Properties, Inc.	12,490	336,730

Industrial Logistics Properties Trust	9,348	51,414

Innovative Industrial Properties, Inc.	766	67,791

Invitation Homes, Inc.	14,490	489,327

Iron Mountain, Inc.	19,662	864,538

Kilroy Realty Corp.	8,886	374,189

Kimco Realty Corp.	25,716	473,432

Kite Realty Group Trust	18,486	318,329

Lamar Advertising Co., Class A	5,965	492,053

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

Life Storage, Inc.	4,677	$518,025

LXP Industrial Trust	25,332	232,041

Macerich Co.	6,278	49,847

Mid-America Apartment Communities, Inc.	4,483	695,179

National Retail Properties, Inc.	17,662	704,007

National Storage Affiliates Trust	6,693	278,295

Omega Healthcare Investors, Inc.	24,106	710,886

PotlatchDeltic Corp.	6,708	275,296

Prologis, Inc.	12,466	1,266,546

Public Storage	7,081	2,073,388

Rayonier, Inc.	11,978	358,981

Realty Income Corp.	23,837	1,387,313

Regency Centers Corp.	7,822	421,215

SBA Communications Corp.	125	35,581

Simon Property Group, Inc.	20,306	1,822,464

SL Green Realty Corp.	8,086	324,734

Spirit Realty Capital, Inc.	15,569	562,975

STAG Industrial, Inc.	13,957	396,798

STORE Capital Corp.	24,185	757,716

Sun Communities, Inc.	3,425	463,505

Tanger Factory Outlet Centers, Inc.	14,491	198,237

UDR, Inc.	10,972	457,642

Uniti Group, Inc.	21,679	150,669

Ventas, Inc.	14,736	591,945

VICI Properties, Inc.	26,538	792,159

W.P. Carey, Inc.	16,579	1,157,214

Welltower, Inc.	12,018	772,998

Weyerhaeuser Co.	18,452	526,989

Total Equity Real Estate Investment Trusts (REITs)		40,684,552

Food & Staples Retailing – 2.0%

Albertsons Cos., Inc., Class A	16,345	406,337

Costco Wholesale Corp.	7,164	3,383,342

Kroger Co.	24,384	1,066,800

SpartanNash Co.	12,189	353,725

Sysco Corp.	21,556	1,524,225

Walgreens Boots Alliance, Inc.	57,676	1,811,026

Walmart, Inc.	78,324	10,158,623

Total Food & Staples Retailing		18,704,078

Food Products – 2.3%

Archer-Daniels-Midland Co.	33,549	2,699,017

B&G Foods, Inc.	14,473	238,660

Cal-Maine Foods, Inc.	3,549	197,289

Campbell Soup Co.	20,299	956,489

Conagra Brands, Inc.	31,415	1,025,071

Flowers Foods, Inc.	26,394	651,668

General Mills, Inc.	32,286	2,473,430

Hershey Co.	7,788	1,717,020

Hormel Foods Corp.	26,765	1,216,202

Ingredion, Inc.	5,360	431,587

J.M. Smucker Co.	6,887	946,343

Kellogg Co.	21,530	1,499,780

Kraft Heinz Co.	94,810	3,161,914

McCormick & Co., Inc., Non-Voting Shares	8,158	581,421

Mondelez International, Inc., Class A	53,793	2,949,470

Tyson Foods, Inc., Class A	15,784	1,040,639

Total Food Products		21,786,000

Gas Utilities – 0.3%

Atmos Energy Corp.	8,884	904,835

National Fuel Gas Co.	10,533	648,306

New Jersey Resources Corp.	11,617	449,578

South Jersey Industries, Inc.	12,936	432,321

UGI Corp.	21,742	702,919

Total Gas Utilities		3,137,959

Health Care Equipment & Supplies – 1.1%

Abbott Laboratories	62,353	6,033,276

Baxter International, Inc.	11,397	613,842

Becton Dickinson and Co.	6,955	1,549,783

Dentsply Sirona, Inc.	5,440	154,224

ResMed, Inc.	1,835	400,581

Stryker Corp.	6,443	1,304,965

Zimmer Biomet Holdings, Inc.	2,569	268,589

Total Health Care Equipment & Supplies		10,325,260

Health Care Providers & Services – 2.7%

AmerisourceBergen Corp.	5,232	708,047

Cardinal Health, Inc.	19,997	1,333,400

Cigna Corp.	10,513	2,917,042

CVS Health Corp.	47,587	4,538,372

Elevance Health, Inc.	4,632	2,104,040

Encompass Health Corp.	6,713	303,629

HCA Healthcare, Inc.	4,022	739,203

Humana, Inc.	1,448	702,555

McKesson Corp.	2,104	715,086

Patterson Cos., Inc.	11,226	269,649

Premier, Inc., Class A	12,533	425,370

Quest Diagnostics, Inc.	5,037	617,990

Select Medical Holdings Corp.	6,034	133,351

UnitedHealth Group, Inc.	21,048	10,630,082

Universal Health Services, Inc., Class B	1,334	117,632

Total Health Care Providers & Services		26,255,448

Hotels, Restaurants & Leisure – 1.7%

Aramark	5,919	184,673

Choice Hotels International, Inc.	1,257	137,667

Darden Restaurants, Inc.	5,791	731,519

Dine Brands Global, Inc.	3,407	216,549

Domino’s Pizza, Inc.	376	116,635

Jack in the Box, Inc.	3,306	244,875

Marriott Vacations Worldwide Corp.	375	45,697

McDonald’s Corp.	40,790	9,411,885

Papa John’s International, Inc.(a)	1,810	126,718

Starbucks Corp.	33,143	2,792,629

Texas Roadhouse, Inc.	4,707	410,733

Travel & Leisure Co.	4,922	167,939

Vail Resorts, Inc.	639	137,794

Wendy’s Co.	17,698	330,776

Wyndham Hotels & Resorts, Inc.	3,514	215,584

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

Yum! Brands, Inc.	10,569	$1,123,907

Total Hotels, Restaurants & Leisure		16,395,580

Household Durables – 0.3%

D.R. Horton, Inc.	5,086	342,542

Leggett & Platt, Inc.	13,043	433,289

Lennar Corp., Class A	4,559	339,873

MDC Holdings, Inc.	8,692	238,335

Newell Brands, Inc.	31,492	437,424

PulteGroup, Inc.	5,991	224,663

Tempur Sealy International, Inc.	3,446	83,186

Toll Brothers, Inc.	3,749	157,458

Whirlpool Corp.	2,372	319,769

Total Household Durables		2,576,539

Household Products – 2.7%

Church & Dwight Co., Inc.	4,873	348,127

Clorox Co.	5,695	731,181

Colgate-Palmolive Co.	49,895	3,505,124

Energizer Holdings, Inc.	8,702	218,768

Kimberly-Clark Corp.	18,054	2,031,797

Procter & Gamble Co.	142,651	18,009,689

Reynolds Consumer Products, Inc.(a)	18,483	480,743

Spectrum Brands Holdings, Inc.	2,490	97,185

Total Household Products		25,422,614

Independent Power & Renewable Electricity Producers – 0.1%

AES Corp.	22,739	513,901

Clearway Energy, Inc., Class A	9,982	290,476

Clearway Energy, Inc., Class C	10,983	349,809

Total Independent Power & Renewable Electricity Producers		1,154,186

Industrial Conglomerates – 0.8%

3M Co.	33,116	3,659,318

General Electric Co.	5,797	358,892

Honeywell International, Inc.	22,701	3,790,386

Total Industrial Conglomerates		7,808,596

Insurance – 2.9%

Aflac, Inc.	33,248	1,868,538

Allstate Corp.	14,752	1,837,067

American Financial Group, Inc.	4,805	590,679

American International Group, Inc.	31,584	1,499,608

Arthur J Gallagher & Co.	4,313	738,472

Assurant, Inc.	3,148	457,310

Brown & Brown, Inc.	5,753	347,941

Cincinnati Financial Corp.	10,380	929,737

CNA Financial Corp.	21,372	788,627

CNO Financial Group, Inc.	13,944	250,574

Fidelity National Financial, Inc.	25,576	925,851

First American Financial Corp.	10,411	479,947

Hanover Insurance Group, Inc.	3,663	469,377

Hartford Financial Services Group, Inc.	15,149	938,329

Kemper Corp.	5,679	234,315

Lincoln National Corp.	8,238	361,731

Marsh & McLennan Cos., Inc.	16,108	2,404,763

Mercury General Corp.	11,240	319,441

MetLife, Inc.	44,871	2,727,259

Old Republic International Corp.	37,660	788,224

Primerica, Inc.	2,764	341,216

Principal Financial Group, Inc.	18,657	1,346,102

Progressive Corp.	6,765	786,161

Prudential Financial, Inc.	26,819	2,300,534

Reinsurance Group of America, Inc.	5,403	679,751

Travelers Cos., Inc.	11,262	1,725,338

Unum Group	23,519	912,537

W.R. Berkley Corp.	8,685	560,877

Total Insurance		27,610,306

Internet & Direct Marketing Retail – 0.0%

eBay, Inc.	11,649	428,800

IT Services – 1.4%

Automatic Data Processing, Inc.	13,138	2,971,684

Broadridge Financial Solutions, Inc.	2,858	412,467

Cognizant Technology Solutions Corp., Class A	10,155	583,303

Concentrix Corp.	859	95,890

Jack Henry & Associates, Inc.	2,770	504,888

MasterCard, Inc., Class A	9,618	2,734,782

Maximus, Inc.	4,306	249,188

Paychex, Inc.	19,731	2,214,016

SS&C Technologies Holdings, Inc.	4,460	212,965

Switch, Inc., Class A	3,939	132,705

Visa, Inc., Class A	21,113	3,750,724

Total IT Services		13,862,612

Leisure Products – 0.1%

Brunswick Corp.	3,450	225,803

Hasbro, Inc.	7,207	485,896

Polaris, Inc.	2,524	241,421

Sturm Ruger & Co., Inc.	5,574	283,103

Total Leisure Products		1,236,223

Life Sciences Tools & Services – 0.3%

Agilent Technologies, Inc.	4,339	527,405

Danaher Corp.	4,891	1,263,296

Thermo Fisher Scientific, Inc.	1,704	864,252

West Pharmaceutical Services, Inc.	435	107,045

Total Life Sciences Tools & Services		2,761,998

Machinery – 1.8%

Allison Transmission Holdings, Inc.	9,233	311,706

Caterpillar, Inc.	20,155	3,307,032

Crane Holdings Co.	4,738	414,764

Cummins, Inc.	6,107	1,242,836

Deere & Co.	6,078	2,029,383

Donaldson Co., Inc.	8,701	426,436

Dover Corp.	4,929	574,623

Flowserve Corp.	12,732	309,388

Fortive Corp.	3,138	182,945

Illinois Tool Works, Inc.	16,707	3,018,120

Kennametal, Inc.	9,092	187,113

Lincoln Electric Holdings, Inc.	4,148	521,487

Mueller Industries, Inc.	5,166	307,067

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

Oshkosh Corp.	3,484	$244,890

Otis Worldwide Corp.	10,910	696,058

PACCAR, Inc.	8,711	729,024

Parker-Hannifin Corp.	2,598	629,521

Snap-on, Inc.	3,376	679,758

Stanley Black & Decker, Inc.	4,623	347,696

Timken Co.	5,419	319,938

Toro Co.	4,963	429,200

Trinity Industries, Inc.	13,084	279,343

Xylem, Inc.	3,432	299,820

Total Machinery		17,488,148

Marine – 0.0%

Matson, Inc.	2,016	124,024

Media – 0.9%

Comcast Corp., Class A	147,869	4,336,998

Fox Corp., Class A	4,349	133,427

Fox Corp., Class B	12,592	358,872

Gray Television, Inc.	12,638	180,976

Interpublic Group of Cos., Inc.	18,656	477,594

John Wiley & Sons, Inc., Class A	6,994	262,695

New York Times Co., Class A	2,259	64,946

News Corp., Class A	585	8,839

News Corp., Class B	13,070	201,539

Nexstar Media Group, Inc., Class A	2,356	393,099

Omnicom Group, Inc.	13,632	860,043

Sirius XM Holdings, Inc.(a)	86,587	494,412

TEGNA, Inc.	18,912	391,100

Total Media		8,164,540

Metals & Mining – 0.5%

Alcoa Corp.	3,070	103,336

Commercial Metals Co.	10,517	373,143

Freeport-McMoRan, Inc.	18,369	502,025

Newmont Corp.	55,756	2,343,425

Nucor Corp.	6,223	665,799

Reliance Steel & Aluminum Co.	4,288	747,870

Steel Dynamics, Inc.	5,227	370,856

United States Steel Corp.	1,402	25,404

Total Metals & Mining		5,131,858

Multi-Utilities – 1.8%

Ameren Corp.	13,520	1,089,036

CenterPoint Energy, Inc.	26,203	738,401

CMS Energy Corp.	24,703	1,438,703

Consolidated Edison, Inc.	23,898	2,049,492

Dominion Energy, Inc.	46,302	3,199,931

DTE Energy Co.	11,706	1,346,775

NiSource, Inc.	28,347	714,061

Public Service Enterprise Group, Inc.	28,751	1,616,669

Sempra Energy	18,531	2,778,538

WEC Energy Group, Inc.	26,332	2,354,871

Total Multi-Utilities		17,326,477

Multiline Retail – 0.4%

Big Lots, Inc.	5,387	84,091

Dollar General Corp.	2,860	686,000

Franchise Group, Inc.	6,650	161,595

Kohl’s Corp.	4,456	112,068

Macy’s, Inc.	9,434	147,831

Target Corp.	18,449	2,737,647

Total Multiline Retail		3,929,232

Oil, Gas & Consumable Fuels – 10.5%

Antero Midstream Corp.	74,703	685,774

APA Corp.	10,513	359,439

California Resources Corp.	4,657	178,968

Cheniere Energy, Inc.	7,804	1,294,762

Chesapeake Energy Corp.(a)	5,793	545,759

Chevron Corp.	155,656	22,363,097

Chord Energy Corp.	2,598	355,328

Civitas Resources, Inc.	6,342	363,967

ConocoPhillips	57,210	5,854,871

Continental Resources, Inc.	17,107	1,142,919

Coterra Energy, Inc.	40,056	1,046,263

Devon Energy Corp.	135,804	8,165,895

Diamondback Energy, Inc.	5,528	665,903

DTE Midstream LLC*	9,170	475,831

EOG Resources, Inc.	33,940	3,792,116

Equitrans Midstream Corp.	48,003	359,062

Exxon Mobil Corp.	418,449	36,534,782

Hess Corp.	7,260	791,267

HF Sinclair Corp.	14,409	775,781

Kinder Morgan, Inc.	258,198	4,296,415

Magnolia Oil & Gas Corp., Class A	9,731	192,771

Marathon Oil Corp.	17,624	397,950

Marathon Petroleum Corp.	37,761	3,750,800

Murphy Oil Corp.	8,405	295,604

Northern Oil and Gas, Inc.	12,143	332,840

Occidental Petroleum Corp.	1,066	65,506

ONEOK, Inc.	43,881	2,248,462

Ovintiv, Inc.	10,512	483,552

PDC Energy, Inc.	4,097	236,766

Pioneer Natural Resources Co.	5,525	1,196,328

Sitio Royalties Corp.(a)	15,200	336,072

Targa Resources Corp.	4,802	289,753

Texas Pacific Land Corp.	190	337,674

Total Oil, Gas & Consumable Fuels		100,212,277

Paper & Forest Products – 0.0%

Louisiana-Pacific Corp.	1,781	91,169

Personal Products – 0.1%

Edgewell Personal Care Co.	6,365	238,051

Estee Lauder Cos., Inc., Class A	2,363	510,172

Inter Parfums, Inc.	599	45,200

Medifast, Inc.	1,068	115,728

Nu Skin Enterprises, Inc., Class A	6,702	223,646

Total Personal Products		1,132,797

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

Pharmaceuticals – 8.5%

Bristol-Myers Squibb Co.	131,291	$9,333,477

Eli Lilly & Co.	23,321	7,540,845

Johnson & Johnson	179,659	29,349,094

Merck & Co., Inc.	164,328	14,151,927

Organon & Co.	21,174	495,472

Pfizer, Inc.	439,338	19,225,431

Zoetis, Inc.	6,367	944,163

Total Pharmaceuticals		81,040,409

Professional Services – 0.3%

Booz Allen Hamilton Holding Corp.	4,540	419,269

Equifax, Inc.	1,431	245,316

Exponent, Inc.	2,675	234,517

Insperity, Inc.	2,370	241,953

Jacobs Solutions, Inc.	1,183	128,344

Leidos Holdings, Inc.	3,943	344,894

ManpowerGroup, Inc.	3,508	226,933

Robert Half International, Inc.	3,954	302,481

Science Applications International Corp.	3,404	301,016

TransUnion	676	40,215

Verisk Analytics, Inc.	2,512	428,372

Total Professional Services		2,913,310

Real Estate Management & Development – 0.0%

Kennedy-Wilson Holdings, Inc.	19,046	294,451

Road & Rail – 0.9%

CSX Corp.	37,852	1,008,377

JB Hunt Transport Services, Inc.	2,272	355,386

Knight-Swift Transportation Holdings, Inc.	2,853	139,598

Norfolk Southern Corp.	6,465	1,355,387

Old Dominion Freight Line, Inc.	803	199,763

Ryder System, Inc.	5,135	387,641

Union Pacific Corp.	28,917	5,633,610

Total Road & Rail		9,079,762

Semiconductors & Semiconductor Equipment – 3.0%

Amkor Technology, Inc.	7,082	120,748

Analog Devices, Inc.	14,309	1,993,816

Applied Materials, Inc.	9,566	783,743

Broadcom, Inc.	17,983	7,984,632

Intel Corp.	189,875	4,893,079

KLA Corp.	2,716	821,943

Lam Research Corp.	2,131	779,946

Marvell Technology, Inc.	4,853	208,242

Microchip Technology, Inc.	9,827	599,742

Micron Technology, Inc.	8,593	430,509

Monolithic Power Systems, Inc.	572	207,865

NVIDIA Corp.	2,947	357,736

Power Integrations, Inc.	3,269	210,262

QUALCOMM, Inc.	29,493	3,332,119

Skyworks Solutions, Inc.	4,185	356,855

Teradyne, Inc.	742	55,761

Texas Instruments, Inc.	38,210	5,914,144

Universal Display Corp.	934	88,123

Total Semiconductors & Semiconductor Equipment		29,139,265

Software – 4.3%

A10 Networks, Inc.	3,741	49,643

Bentley Systems, Inc., Class B	1,365	41,755

Dolby Laboratories, Inc., Class A	4,448	289,787

InterDigital, Inc.	4,197	169,643

Intuit, Inc.	2,003	775,802

Microsoft Corp.	148,732	34,639,683

NortonLifeLock, Inc.	19,348	389,669

Oracle Corp.	64,850	3,960,390

Roper Technologies, Inc.	1,085	390,209

Total Software		40,706,581

Specialty Retail – 2.2%

Advance Auto Parts, Inc.	1,901	297,202

American Eagle Outfitters, Inc.	5,888	57,290

Bath & Body Works, Inc.	485	15,811

Best Buy Co., Inc.	10,588	670,644

Big 5 Sporting Goods Corp.(a)	10,283	110,439

Buckle, Inc.	5,960	188,694

Camping World Holdings, Inc., Class A	5,983	151,490

Dick’s Sporting Goods, Inc.(a)	2,369	247,892

Foot Locker, Inc.	4,221	131,400

Gap, Inc.	13,125	107,756

Guess?, Inc.	10,638	156,059

Home Depot, Inc.	43,286	11,944,339

Lithia Motors, Inc.	196	42,052

Lowe’s Cos., Inc.	22,011	4,133,886

Penske Automotive Group, Inc.	3,802	374,231

Rent-A-Center, Inc.	3,337	58,431

Ross Stores, Inc.	5,219	439,805

TJX Cos., Inc.	27,544	1,711,033

Tractor Supply Co.	1,785	331,796

Williams-Sonoma, Inc.	2,933	345,654

Total Specialty Retail		21,515,904

Technology Hardware, Storage & Peripherals – 3.6%

Apple, Inc.	229,550	31,723,810

Hewlett Packard Enterprise Co.	61,716	739,358

HP, Inc.	48,423	1,206,701

NetApp, Inc.	9,047	559,557

Xerox Holdings Corp.	22,118	289,303

Total Technology Hardware, Storage & Peripherals		34,518,729

Textiles, Apparel & Luxury Goods – 0.3%

Carter’s, Inc.(a)	3,347	219,329

Hanesbrands, Inc.(a)	22,027	153,308

Kontoor Brands, Inc.	5,891	197,996

NIKE, Inc., Class B	15,650	1,300,828

Ralph Lauren Corp.	2,226	189,054

Steven Madden Ltd.	4,465	119,082

Tapestry, Inc.	8,337	237,021

VF Corp.	14,814	443,087

Wolverine World Wide, Inc.	8,490	130,661

Total Textiles, Apparel & Luxury Goods		2,990,366

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

September 30, 2022

Investments	Shares	Value

Thrifts & Mortgage Finance – 0.2%

MGIC Investment Corp.	27,907	$357,768

New York Community Bancorp, Inc.(a)	62,370	532,016

PennyMac Financial Services, Inc.	2,603	111,669

Radian Group, Inc.	12,078	232,984

TFS Financial Corp.	42,163	548,119

UWM Holdings Corp.(a)	21,161	62,002

Walker & Dunlop, Inc.	2,333	195,342

Total Thrifts & Mortgage Finance		2,039,900

Tobacco – 3.6%

Altria Group, Inc.	385,321	15,559,262

Philip Morris International, Inc.	221,034	18,348,032

Universal Corp.	8,445	388,808

Vector Group Ltd.	33,532	295,417

Total Tobacco		34,591,519

Trading Companies & Distributors – 0.4%

Air Lease Corp.	3,905	121,094

Applied Industrial Technologies, Inc.	3,439	353,460

Fastenal Co.	19,754	909,474

H&E Equipment Services, Inc.	6,481	183,672

Herc Holdings, Inc.	191	19,841

MSC Industrial Direct Co., Inc., Class A	5,627	409,702

Rush Enterprises, Inc., Class A	5,605	245,835

W.W. Grainger, Inc.	1,371	670,680

Watsco, Inc.(a)	2,885	742,772

Total Trading Companies & Distributors		3,656,530

Water Utilities – 0.2%

American Water Works Co., Inc.	7,746	1,008,219

Essential Utilities, Inc.	13,765	569,596

Total Water Utilities		1,577,815

Wireless Telecommunication Services – 0.0%
Telephone and Data Systems, Inc.	17,929	249,213
Total United States		954,153,249

Puerto Rico – 0.1%

Banks – 0.1%

First Bancorp	31,945	437,008

Popular, Inc.	7,488	539,585

Total Banks		976,593
TOTAL COMMON STOCKS (Cost: $842,150,898)		955,129,842

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%

United States – 0.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $1,591,321)	1,591,321	1,591,321

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $843,742,219)		956,721,163

Other Assets less Liabilities – 0.1%		706,108

NET ASSETS – 100.0%		$957,427,271
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,177,310 and the total market value of the collateral held by the Fund was $4,335,680. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,744,359.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$955,129,842	$—	$—	$955,129,842
Investment of Cash Collateral for Securities Loaned	—	1,591,321	—	1,591,321
Total Investments in Securities	$955,129,842	$1,591,321	$—	$956,721,163

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

United States – 99.8%

Aerospace & Defense – 1.5%

L3Harris Technologies, Inc.	3,195	$664,017

Northrop Grumman Corp.	1,877	882,791

Total Aerospace & Defense		1,546,808

Air Freight & Logistics – 0.5%

C.H. Robinson Worldwide, Inc.	5,549	534,424

Banks – 5.6%

Bank of America Corp.	22,635	683,577

BOK Financial Corp.	4,137	367,614

Citigroup, Inc.	11,048	460,370

Comerica, Inc.	12,623	897,495

Commerce Bancshares, Inc.	7,171	474,433

JPMorgan Chase & Co.	4,466	466,697

KeyCorp	26,931	431,435

Synovus Financial Corp.	11,332	425,063

Truist Financial Corp.	11,483	499,970

U.S. Bancorp	6,268	252,726

Zions Bancorp NA	14,507	737,826

Total Banks		5,697,206

Beverages – 0.5%

Constellation Brands, Inc., Class A	2,045	469,696

Biotechnology – 2.4%

AbbVie, Inc.	2,896	388,672

Amgen, Inc.	3,612	814,145

Biogen, Inc.*	1,038	277,146

Gilead Sciences, Inc.	14,440	890,804

Total Biotechnology		2,370,767

Building Products – 2.9%

Advanced Drainage Systems, Inc.	3,423	425,719

Builders FirstSource, Inc.*	7,708	454,155

Lennox International, Inc.	2,412	537,080

Masco Corp.	13,506	630,595

Owens Corning	11,091	871,864

Total Building Products		2,919,413

Capital Markets – 6.5%

Affiliated Managers Group, Inc.	5,196	581,173

Ameriprise Financial, Inc.	4,582	1,154,435

Bank of New York Mellon Corp.	20,220	778,874

Goldman Sachs Group, Inc.	4,717	1,382,317

Houlihan Lokey, Inc.	4,149	312,752

Jefferies Financial Group, Inc.	34,653	1,022,263

Morgan Stanley	14,297	1,129,606

SEI Investments Co.	4,699	230,486

Total Capital Markets		6,591,906

Chemicals – 2.2%

Celanese Corp.	8,151	736,361

Dow, Inc.	8,215	360,885

DuPont de Nemours, Inc.	8,048	405,619

FMC Corp.	4,352	460,006

Sherwin-Williams Co.	1,362	278,870

Total Chemicals		2,241,741

Commercial Services & Supplies – 0.4%

Cintas Corp.	931	361,405

Communications Equipment – 0.5%

Lumentum Holdings, Inc.*	7,957	545,611

Construction & Engineering – 1.6%

AECOM	15,934	1,089,408

WillScot Mobile Mini Holdings Corp.*	13,013	524,814

Total Construction & Engineering		1,614,222

Construction Materials – 0.3%

Eagle Materials, Inc.	2,733	292,923

Consumer Finance – 4.8%

Ally Financial, Inc.	29,829	830,141

American Express Co.	3,440	464,090

Capital One Financial Corp.	7,481	689,524

Credit Acceptance Corp.*	3,736	1,636,368

Discover Financial Services	6,531	593,799

Synchrony Financial	23,233	654,938

Total Consumer Finance		4,868,860

Containers & Packaging – 1.3%

Crown Holdings, Inc.	6,489	525,804

International Paper Co.	13,394	424,590

Sealed Air Corp.	8,838	393,379

Total Containers & Packaging		1,343,773

Diversified Consumer Services – 1.0%

Service Corp. International	17,206	993,474

Diversified Financial Services – 3.3%

Berkshire Hathaway, Inc., Class B*	4,623	1,234,433

Equitable Holdings, Inc.	43,977	1,158,794

Voya Financial, Inc.	15,792	955,416

Total Diversified Financial Services		3,348,643

Diversified Telecommunication Services – 1.3%

Lumen Technologies, Inc.(a)	177,824	1,294,559

Electric Utilities – 0.5%

PPL Corp.	20,278	514,047

Electrical Equipment – 0.7%

Acuity Brands, Inc.	4,540	714,914

Electronic Equipment, Instruments & Components – 1.5%

Arrow Electronics, Inc.*	9,573	882,535

CDW Corp.	3,839	599,191

Total Electronic Equipment, Instruments & Components		1,481,726

Entertainment – 0.6%

Liberty Media Corp. – Liberty Formula One, Class C*	10,447	611,150

Health Care Equipment & Supplies – 0.4%

Becton Dickinson and Co.	1,743	388,393

Health Care Providers & Services – 9.0%

Cardinal Health, Inc.	21,196	1,413,349

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

September 30, 2022

Investments	Shares	Value

Chemed Corp.	1,193	$520,816

Cigna Corp.	6,433	1,784,965

DaVita, Inc.*	14,841	1,228,390

Elevance Health, Inc.	1,364	619,583

HCA Healthcare, Inc.	3,056	561,662

Humana, Inc.	2,313	1,122,244

McKesson Corp.	2,549	866,329

Quest Diagnostics, Inc.	4,843	594,188

Universal Health Services, Inc., Class B	3,938	347,253

Total Health Care Providers & Services		9,058,779

Hotels, Restaurants & Leisure – 1.1%

Domino’s Pizza, Inc.	2,044	634,049

Yum! Brands, Inc.	3,981	423,339

Total Hotels, Restaurants & Leisure		1,057,388

Household Durables – 2.5%

Mohawk Industries, Inc.*	3,547	323,451

NVR, Inc.*	154	614,010

PulteGroup, Inc.	15,297	573,637

Tempur Sealy International, Inc.	25,690	620,157

Whirlpool Corp.	2,573	346,866

Total Household Durables		2,478,121

Household Products – 0.4%

Procter & Gamble Co.	3,414	431,018

Insurance – 7.7%

Aflac, Inc.	24,092	1,353,971

Allstate Corp.	13,709	1,707,182

American Financial Group, Inc.	5,568	684,474

American International Group, Inc.	12,138	576,312

Assurant, Inc.	5,712	829,782

Fidelity National Financial, Inc.	12,642	457,640

Hartford Financial Services Group, Inc.	12,450	771,153

Loews Corp.	13,504	673,039

Travelers Cos., Inc.	5,028	770,290

Total Insurance		7,823,843

Interactive Media & Services – 1.8%

Alphabet, Inc., Class A*	2,316	221,525

Meta Platforms, Inc., Class A*	3,831	519,790

Twitter, Inc.*	25,575	1,121,208

Total Interactive Media & Services		1,862,523

Internet & Direct Marketing Retail – 1.3%

eBay, Inc.	34,404	1,266,411

IT Services – 2.2%

Gartner, Inc.*	2,420	669,590

GoDaddy, Inc., Class A*	6,298	446,402

Jack Henry & Associates, Inc.	4,370	796,520

Western Union Co.	24,231	327,118

Total IT Services		2,239,630

Life Sciences Tools & Services – 0.3%

Mettler-Toledo International, Inc.*	268	290,544

Machinery – 0.6%

Snap-on, Inc.	2,161	435,117

Stanley Black & Decker, Inc.	2,538	190,883

Total Machinery		626,000

Media – 3.9%

Charter Communications, Inc., Class A*	1,343	407,399

Fox Corp., Class A	30,339	930,801

Liberty Broadband Corp., Class C*	8,675	640,215

News Corp., Class A	41,890	632,958

Omnicom Group, Inc.	7,705	486,108

Sirius XM Holdings, Inc.(a)	155,016	885,141

Total Media		3,982,622

Metals & Mining – 2.4%

Nucor Corp.	6,907	738,980

Reliance Steel & Aluminum Co.	5,299	924,198

Steel Dynamics, Inc.	10,861	770,588

Total Metals & Mining		2,433,766

Multiline Retail – 0.9%

Dollar General Corp.	2,335	560,073

Target Corp.	2,286	339,220

Total Multiline Retail		899,293

Oil, Gas & Consumable Fuels – 8.2%

APA Corp.	10,266	350,995

Chevron Corp.	8,311	1,194,041

ConocoPhillips	6,123	626,628

Devon Energy Corp.	7,113	427,705

Exxon Mobil Corp.	14,066	1,228,102

Kinder Morgan, Inc.	66,063	1,099,288

Marathon Petroleum Corp.	13,308	1,321,884

ONEOK, Inc.	6,407	328,295

Pioneer Natural Resources Co.	1,741	376,979

Williams Cos., Inc.	44,764	1,281,593

Total Oil, Gas & Consumable Fuels		8,235,510

Pharmaceuticals – 1.9%

Bristol-Myers Squibb Co.	17,270	1,227,724

Merck & Co., Inc.	6,255	538,681

Pfizer, Inc.	3,225	141,126

Total Pharmaceuticals		1,907,531

Road & Rail – 2.1%

Avis Budget Group, Inc.*	3,403	505,209

CSX Corp.	13,518	360,120

Norfolk Southern Corp.	2,681	562,072

Union Pacific Corp.	3,366	655,764

Total Road & Rail		2,083,165

Semiconductors & Semiconductor Equipment – 1.2%

Lam Research Corp.	2,437	891,942

Qorvo, Inc.*	4,344	344,957

Total Semiconductors & Semiconductor Equipment		1,236,899

Software – 2.7%

Dropbox, Inc., Class A*	19,857	411,437

Fair Isaac Corp.*	2,736	1,127,259

Oracle Corp.	20,134	1,229,584

Total Software		2,768,280

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

September 30, 2022

Investments	Shares	Value

Specialty Retail – 5.2%

Advance Auto Parts, Inc.	4,124	$644,746

AutoNation, Inc.*	10,718	1,091,843

Bath & Body Works, Inc.	10,915	355,829

Best Buy Co., Inc.	8,571	542,887

Dick’s Sporting Goods, Inc.	5,438	569,033

Home Depot, Inc.	1,712	472,409

Lowe’s Cos., Inc.	5,000	939,050

Williams-Sonoma, Inc.	5,453	642,636

Total Specialty Retail		5,258,433

Technology Hardware, Storage & Peripherals – 2.0%

Apple, Inc.	10,071	1,391,812

HP, Inc.	24,298	605,506

Total Technology Hardware, Storage & Peripherals		1,997,318

Textiles, Apparel & Luxury Goods – 0.4%

Crocs, Inc.*	5,896	404,819

Tobacco – 1.1%

Altria Group, Inc.	28,316	1,143,400

Trading Companies & Distributors – 0.6%

W.W. Grainger, Inc.	1,183	578,712
TOTAL COMMON STOCKS (Cost: $113,714,516)		100,809,666

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%

United States – 0.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $790,608)	790,608	790,608

TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $114,505,124)		101,600,274

Other Assets less Liabilities – (0.6)%		(602,711)

NET ASSETS – 100.0%		$100,997,563

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,398,092 and the total market value of the collateral held by the Fund was $1,475,229. The total market value of the collateral includes non-cash U.S. Government and U.S. Government Agencies securities collateral having a value of $684,621.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$100,809,666	$—	$—	$100,809,666
Investment of Cash Collateral for Securities Loaned	—	790,608	—	790,608
Total Investments in Securities	$100,809,666	$790,608	$—	$101,600,274

See Notes to Financial Statements.

104	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September	30, 2022

	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
ASSETS:

Investments, at cost	$470,067,081	$60,538,602	$2,678,382	$1,140,430,447	$2,856,729,036

Investment in affiliates, at cost (Note 3)	—	—	—	1,236,613	102,700
Investments in securities, at value[1,2] (Note 2)	385,473,812	63,278,409	2,569,476	1,126,472,616	3,247,400,202

Investment in affiliates, at value (Note 3)	—	—	—	1,209,564	95,281

Cash	1,486,504	20,799	1,494	1,183,138	3,156,257

Receivables:

Dividends	788,110	63,977	1,033	3,576,498	5,658,887

Securities lending income	34,970	229	—	2,254	5,409
Total Assets	387,783,396	63,363,414	2,572,003	1,132,444,070	3,256,316,036
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	8,005,264	133,020	—	2,153,937	204,309

Investment securities purchased	—	—	—	973,749	—

Advisory fees (Note 3)	128,712	15,582	1,208	369,773	795,774

Service fees (Note 2)	1,490	245	10	4,284	12,511
Total Liabilities	8,135,466	148,847	1,218	3,501,743	1,012,594
NET ASSETS	$379,647,930	$63,214,567	$2,570,785	$1,128,942,327	$3,255,303,442
NET ASSETS:

Paid-in capital	$562,490,472	$69,765,369	$4,390,729	$1,211,649,431	$3,050,487,155

Total distributable earnings (loss)	(182,842,542)	(6,550,802)	(1,819,944)	(82,707,104)	204,816,287
NET ASSETS	$379,647,930	$63,214,567	$2,570,785	$1,128,942,327	$3,255,303,442
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,650,000	1,650,000	140,000	14,900,000	59,000,000
Net asset value per share	$81.64	$38.31	$18.36	$75.77	$55.17
[1] Includes market value of securities out on loan of:	$9,129,740	$131,118	—	$10,679,125	$218,288
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	105

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September	30, 2022

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$612,013,015	$2,860,416,638	$740,376,242	$226,347,061	$6,457,085,801

Investment in affiliates, at cost (Note 3)	385,091	923,739	902,871	—	—
Investments in securities, at value[1,2] (Note 2)	556,717,937	2,842,675,633	669,738,660	207,868,343	6,349,339,723

Investment in affiliates, at value (Note 3)	368,361	870,124	878,012	—	—

Cash	262,802	1,902,523	288,796	147,003	2,127,830

Receivables:

Investment securities sold	—	1,893,061	—	—	—

Capital shares sold	—	—	—	860,791	26,912,980

Dividends	482,104	5,598,123	573,180	218,353	14,375,271

Securities lending income	4,129	17,389	8,008	6,299	52,609
Total Assets	557,835,333	2,852,956,853	671,486,656	209,100,789	6,392,808,413
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	14,225	30,311,924	12,664,723	2,409,594	10,196,003

Investment securities purchased	—	—	3,863,801	862,486	26,887,649

Capital shares redeemed	—	1,895,598	—	—	—

Advisory fees (Note 3)	39,957	949,854	213,777	49,873	1,543,946

Service fees (Note 2)	2,197	11,006	2,480	784	24,262
Total Liabilities	56,379	33,168,382	16,744,781	3,322,737	38,651,860
NET ASSETS	$557,778,954	$2,819,788,471	$654,741,875	$205,778,052	$6,354,156,553
NET ASSETS:

Paid-in capital	$628,371,876	$3,179,911,528	$799,656,943	$248,080,034	$6,594,282,561

Total distributable earnings (loss)	(70,592,922)	(360,123,057)	(144,915,068)	(42,301,982)	(240,126,008)
NET ASSETS	$557,778,954	$2,819,788,471	$654,741,875	$205,778,052	$6,354,156,553
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	14,550,000	74,850,000	14,900,000	6,025,000	118,050,000
Net asset value per share	$38.34	$37.67	$43.94	$34.15	$53.83
[1] Includes market value of securities out on loan of:	$386,242	$68,591,795	$34,197,023	$2,313,382	$17,574,223
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

106	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September	30, 2022

	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
ASSETS:

Investments, at cost	$1,819,036,732	$644,218,530	$227,378,400	$843,742,219	$114,505,124

Investment in affiliates, at cost (Note 3)	813,747	2,298,365	—	—	—
Investments in securities, at value[1,2] (Note 2)	1,626,316,401	547,708,100	188,821,646	956,721,163	101,600,274

Investment in affiliates, at value (Note 3)	732,907	2,093,140	—	—	—

Cash	1,313,762	160,570	137,772	805,572	65,946

Receivables:

Capital shares sold	6,494,112	—	—	—	510,088

Dividends	3,431,346	394,751	287,081	1,730,474	128,620

Securities lending income	51,604	17,440	1,814	3,625	3,985
Total Assets	1,638,340,132	550,374,001	189,248,313	959,260,834	102,308,913
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	19,569,650	9,870,120	725,581	1,591,321	790,608

Investment securities purchased	6,489,031	—	—	—	509,996

Advisory fees (Note 3)	540,554	183,760	65,362	238,495	10,366

Service fees (Note 2)	6,262	2,132	756	3,747	380
Total Liabilities	26,605,497	10,056,012	791,699	1,833,563	1,311,350
NET ASSETS	$1,611,734,635	$540,317,989	$188,456,614	$957,427,271	$100,997,563
NET ASSETS:

Paid-in capital	$2,156,143,576	$678,514,295	$240,696,388	$922,913,685	$119,414,787

Total distributable earnings (loss)	(544,408,941)	(138,196,306)	(52,239,774)	34,513,586	(18,417,224)
NET ASSETS	$1,611,734,635	$540,317,989	$188,456,614	$957,427,271	$100,997,563
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	62,600,000	13,800,000	5,245,000	17,650,000	1,980,000
Net asset value per share	$25.75	$39.15	$35.93	$54.25	$51.01
[1] Includes market value of securities out on loan of:	$63,000,898	$29,726,710	$1,418,151	$4,177,310	$1,398,092
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	107

Statements of Operations (unaudited)

WisdomTree Trust

For	the Six Months Ended September 30, 2022

	WisdomTree U.S. AI Enhanced Value Fund	WisdomTree U.S. ESG Fund	WisdomTree U.S. Growth & Momentum Fund[1]	WisdomTree U.S. High Dividend Fund	WisdomTree U.S. LargeCap Dividend Fund
INVESTMENT INCOME:

Dividends	$5,554,126	$623,867	$9,346	$23,837,699	$50,940,454

Dividends from affiliates (Note 3)	—	—	—	25,721	61,799

Securities lending income, net (Note 2)	68,471	1,781	14	14,105	37,831

Less: Foreign withholding taxes on dividends	—	—	(114)	(911)	—
Total investment income	5,622,597	625,648	9,246	23,876,614	51,040,084
EXPENSES:

Advisory fees (Note 3)	851,564	98,904	8,595	2,174,346	4,821,229

Service fees (Note 2)	9,860	1,554	69	25,177	75,762
Total expenses	861,424	100,458	8,664	2,199,523	4,896,991
Expense waivers (Note 3)	—	—	—	(1,272)	(2,045)
Net expenses	861,424	100,458	8,664	2,198,251	4,894,946
Net investment income	4,761,173	525,190	582	21,678,363	46,145,138
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(4,695,725)	(1,763,544)	(812,912)	(1,962,023)	75,297

Investment transactions in affiliates (Note 3)	—	—	—	(329,380)	(609,447)

In-kind redemptions	702,464	—	39,316	2,777,328	14,735,611

Foreign currency contracts	—	—	(1)	—	—

Foreign currency related transactions	—	—	2	—	—
Net realized gain (loss)	(3,993,261)	(1,763,544)	(773,595)	485,925	14,201,461
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(78,240,533)	(14,191,788)	17,192	(173,567,978)	(602,713,798)

Investment transactions in affiliates (Note 3)	—	—	—	(64,942)	(59,749)

Translation of assets and liabilities denominated in foreign currencies	—	—	(3)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	(78,240,533)	(14,191,788)	17,189	(173,632,920)	(602,773,547)
Net realized and unrealized loss on investments	(82,233,794)	(15,955,332)	(756,406)	(173,146,995)	(588,572,086)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,472,621)	$(15,430,142)	$(755,824)	$(151,468,632)	$(542,426,948)

See Notes to Financial Statements.

108	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For	the Six Months Ended September 30, 2022

	WisdomTree U.S. LargeCap Fund	WisdomTree U.S. MidCap Dividend Fund	WisdomTree U.S. MidCap Fund	WisdomTree U.S. Multifactor Fund	WisdomTree U.S. Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends	$6,313,665	$50,665,147	$7,012,724	$2,205,659	$83,414,155

Dividends from affiliates (Note 3)	11,272	53,213	37,991	—	—

Interest	—	—	—	144	—

Securities lending income, net (Note 2)	15,668	82,604	46,216	31,037	291,124
Total investment income	6,340,605	50,800,964	7,096,931	2,236,840	83,705,279
EXPENSES:

Advisory fees (Note 3)	256,992	5,868,452	1,388,215	302,666	9,272,658

Service fees (Note 2)	14,135	67,950	16,074	4,756	145,713
Total expenses	271,127	5,936,402	1,404,289	307,422	9,418,371
Expense waivers (Note 3)	—	(2,473)	(2,095)	—	—
Net expenses	271,127	5,933,929	1,402,194	307,422	9,418,371
Net investment income	6,069,478	44,867,035	5,694,737	1,929,418	74,286,908
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(7,345,111)	9,654,606	2,725,696	(8,940,434)	(5,093,565)

Investment transactions in affiliates (Note 3)	(6,082)	(131,106)	(245,867)	—	—

In-kind redemptions	19,581,687	11,267,993	4,586,508	3,638,962	198,204,914

Futures contracts	—	—	—	93,157	—
Net realized gain (loss)	12,230,494	20,791,493	7,066,337	(5,208,315)	193,111,349
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(156,148,584)	(516,023,567)	(165,164,219)	(34,566,715)	(1,294,313,957)

Investment transactions in affiliates (Note 3)	(90,933)	(194,279)	(185,476)	—	—
Net decrease in unrealized appreciation/depreciation	(156,239,517)	(516,217,846)	(165,349,695)	(34,566,715)	(1,294,313,957)
Net realized and unrealized loss on investments	(144,009,023)	(495,426,353)	(158,283,358)	(39,775,030)	(1,101,202,608)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(137,939,545)	$(450,559,318)	$(152,588,621)	$(37,845,612)	$(1,026,915,700)

See Notes to Financial Statements.

WisdomTree Trust	109

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For	the Six Months Ended September 30, 2022

	WisdomTree U.S. SmallCap Dividend Fund	WisdomTree U.S. SmallCap Fund	WisdomTree U.S. SmallCap Quality Dividend Growth Fund	WisdomTree U.S. Total Dividend Fund	WisdomTree U.S. Value Fund
INVESTMENT INCOME:

Dividends	$33,152,537	$5,174,948	$3,566,613	$16,016,902	$1,230,179

Dividends from affiliates (Note 3)	14,113	15,647	—	—	—

Securities lending income, net (Note 2)	328,686	144,530	5,919	14,988	21,493

Less: Foreign withholding taxes on dividends	(12,883)	—	(3,985)	(1,576)	—
Total investment income	33,482,453	5,335,125	3,568,547	16,030,314	1,251,672
EXPENSES:

Advisory fees (Note 3)	3,407,808	1,157,433	413,578	1,481,425	65,712

Service fees (Note 2)	39,459	13,402	4,788	23,279	2,410
Total expenses	3,447,267	1,170,835	418,366	1,504,704	68,122
Expense waivers (Note 3)	(887)	(947)	—	—	—
Net expenses	3,446,380	1,169,888	418,366	1,504,704	68,122
Net investment income	30,036,073	4,165,237	3,150,181	14,525,610	1,183,550
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	1,415,124	4,732,529	52,500	(382,109)	(720,762)

Investment transactions in affiliates (Note 3)	(214,698)	(118,405)	—	—	—

In-kind redemptions	4,412,469	18,831,648	2,029,619	6,182,700	876,991
Net realized gain	5,612,895	23,445,772	2,082,119	5,800,591	156,229
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(383,027,445)	(145,343,774)	(48,045,646)	(182,585,376)	(19,598,901)

Investment transactions in affiliates (Note 3)	(92,550)	(205,225)	—	—	—
Net decrease in unrealized appreciation/depreciation	(383,119,995)	(145,548,999)	(48,045,646)	(182,585,376)	(19,598,901)
Net realized and unrealized loss on investments	(377,507,100)	(122,103,227)	(45,963,527)	(176,784,785)	(19,442,672)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(347,471,027)	$(117,937,990)	$(42,813,346)	$(162,259,175)	$(18,259,122)

See Notes to Financial Statements.

110	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree U.S. AI Enhanced Value Fund		WisdomTree U.S. ESG Fund		WisdomTree U.S. Growth & Momentum Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Period June 24, 2021* through March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$4,761,173	$15,136,617	$525,190	$1,127,775	$582	$(7,167)

Net realized gain (loss) on investments and foreign currency related transactions	(3,993,261)	110,989,505	(1,763,544)	14,734,123	(773,595)	(1,068,369)

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(78,240,533)	(82,660,701)	(14,191,788)	(5,774,969)	17,189	(126,098)
Net increase (decrease) in net assets resulting from operations	(77,472,621)	43,465,421	(15,430,142)	10,086,929	(755,824)	(1,201,634)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,737,750)	(15,541,024)	(491,500)	(1,160,908)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	364,669,874	2,078,530	24,008,059	—	16,954,907

Cost of shares redeemed	(30,777,714)	(455,449,072)	—	(44,250,848)	(768,875)	(11,657,889)
Net increase (decrease) in net assets resulting from capital share transactions	(30,777,714)	(90,779,198)	2,078,530	(20,242,789)	(768,875)	5,297,018
Net Increase (Decrease) in Net Assets	(112,988,085)	(62,854,801)	(13,843,112)	(11,316,768)	(1,524,699)	4,095,384
NET ASSETS:

Beginning of period	$492,636,015	$555,490,816	$77,057,679	$88,374,447	$4,095,484	$100

End of period	$379,647,930	$492,636,015	$63,214,567	$77,057,679	$2,570,785	$4,095,484
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,975,000	5,900,000	1,600,000	2,025,000	180,000	4

Shares created	—	3,575,000	50,000	500,000	—	640,000

Shares redeemed	(325,000)	(4,500,000)	—	(925,000)	(40,000)	(460,004)
Shares outstanding, end of period	4,650,000	4,975,000	1,650,000	1,600,000	140,000	180,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	111

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. High Dividend Fund		WisdomTree U.S. LargeCap Dividend Fund			WisdomTree U.S. LargeCap Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022		For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$21,678,363	$29,968,480	$46,145,138	$71,309,015		$6,069,478	$10,220,429

Net realized gain on investments	485,925	34,020,031	14,201,461	226,192,471		12,230,494	62,532,483

Net increase (decrease) in unrealized appreciation/depreciation on investments	(173,632,920)	86,294,447	(602,773,547)	189,915,124		(156,239,517)	(7,580,689)
Net increase (decrease) in net assets resulting from operations	(151,468,632)	150,282,958	(542,426,948)	487,416,610		(137,939,545)	65,172,223
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(24,516,750)	(25,589,520)	(47,163,500)	(68,529,090)		(6,193,500)	(10,044,472)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	292,439,210	138,112,763	460,798,510	622,081,915		76,333,246	307,846,850

Cost of shares redeemed	(12,471,502)	(11,880,667)	(43,144,267)	(437,197,112)		(71,374,096)	(176,815,594)
Net increase in net assets resulting from capital share transactions	279,967,708	126,232,096	417,654,243	184,884,803		4,959,150	131,031,256
Net Increase (Decrease) in Net Assets	103,982,326	250,925,534	(171,936,205)	603,772,323		(139,173,895)	186,159,007
NET ASSETS:

Beginning of period	$1,024,960,001	$774,034,467	$3,427,239,647	$2,823,467,324		$696,952,849	$510,793,842

End of period	$1,128,942,327	$1,024,960,001	$3,255,303,442	$3,427,239,647		$557,778,954	$696,952,849
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	11,650,000	10,150,000	52,200,000	49,300,000	[1]	14,450,000	11,800,000

Shares created	3,400,000	1,650,000	7,500,000	9,750,000	[1]	1,750,000	6,300,000

Shares redeemed	(150,000)	(150,000)	(700,000)	(6,850,000)[1]		(1,650,000)	(3,650,000)
Shares outstanding, end of period	14,900,000	11,650,000	59,000,000	52,200,000	[1]	14,550,000	14,450,000
[1] Shares were adjusted to reflect a 2:1 stock split effective December 23, 2021.

See Notes to Financial Statements.

112	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. MidCap Dividend Fund		WisdomTree U.S. MidCap Fund		WisdomTree U.S. Multifactor Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$44,867,035	$70,558,159	$5,694,737	$10,342,875	$1,929,418	$2,443,274

Net realized gain (loss) on investments and futures contracts	20,791,493	262,415,278	7,066,337	90,711,596	(5,208,315)	15,977,931

Net increase (decrease) in unrealized appreciation/depreciation on investments	(516,217,846)	7,598,204	(165,349,695)	(41,702,853)	(34,566,715)	(3,360,106)
Net increase (decrease) in net assets resulting from operations	(450,559,318)	340,571,641	(152,588,621)	59,351,618	(37,845,612)	15,061,099
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(44,353,750)	(69,041,808)	(5,565,000)	(10,460,358)	(1,931,625)	(2,386,625)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	168,288,889	742,558,113	42,206,969	301,475,820	43,416,008	116,237,028

Cost of shares redeemed	(64,186,089)	(707,983,566)	(40,983,971)	(245,691,713)	(21,809,842)	(53,452,146)
Net increase in net assets resulting from capital share transactions	104,102,800	34,574,547	1,222,998	55,784,107	21,606,166	62,784,882
Net Increase (Decrease) in Net Assets	(390,810,268)	306,104,380	(156,930,623)	104,675,367	(18,171,071)	75,459,356
NET ASSETS:

Beginning of period	$3,210,598,739	$2,904,494,359	$811,672,498	$706,997,131	$223,949,123	$148,489,767

End of period	$2,819,788,471	$3,210,598,739	$654,741,875	$811,672,498	$205,778,052	$223,949,123
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	72,450,000	71,900,000	14,850,000	13,900,000	5,475,000	3,925,000

Shares created	4,000,000	17,050,000	900,000	5,500,000	1,125,000	2,900,000

Shares redeemed	(1,600,000)	(16,500,000)	(850,000)	(4,550,000)	(575,000)	(1,350,000)
Shares outstanding, end of period	74,850,000	72,450,000	14,900,000	14,850,000	6,025,000	5,475,000

See Notes to Financial Statements.

WisdomTree Trust	113

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. Quality Dividend Growth Fund		WisdomTree U.S. SmallCap Dividend Fund		WisdomTree U.S. SmallCap Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$74,286,908	$127,306,795	$30,036,073	$49,803,105	$4,165,237	$9,482,851

Net realized gain on investments	193,111,349	586,169,172	5,612,895	138,473,135	23,445,772	68,605,988

Net increase (decrease) in unrealized appreciation/depreciation on investments	(1,294,313,957)	54,598,644	(383,119,995)	(98,326,308)	(145,548,999)	(63,418,077)
Net increase (decrease) in net assets resulting from operations	(1,026,915,700)	768,074,611	(347,471,027)	89,949,932	(117,937,990)	14,670,762
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(78,224,250)	(123,175,321)	(27,028,750)	(48,960,885)	(3,775,250)	(10,226,320)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,176,516,084	2,834,445,980	130,322,128	380,148,570	83,391,004	240,692,318

Cost of shares redeemed	(750,538,033)	(2,022,674,106)	(25,633,185)	(369,415,022)	(114,092,136)	(161,731,595)
Net increase (decrease) in net assets resulting from capital share transactions	425,978,051	811,771,874	104,688,943	10,733,548	(30,701,132)	78,960,723
Net Increase (Decrease) in Net Assets	(679,161,899)	1,456,671,164	(269,810,834)	51,722,595	(152,414,372)	83,405,165
NET ASSETS:

Beginning of period	$7,033,318,452	$5,576,647,288	$1,881,545,469	$1,829,822,874	$692,732,361	$609,327,196

End of period	$6,354,156,553	$7,033,318,452	$1,611,734,635	$1,881,545,469	$540,317,989	$692,732,361
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	110,650,000	97,600,000	59,050,000	58,850,000	14,450,000	12,900,000

Shares created	19,850,000	44,950,000	4,450,000	11,850,000	1,900,000	4,850,000

Shares redeemed	(12,450,000)	(31,900,000)	(900,000)	(11,650,000)	(2,550,000)	(3,300,000)
Shares outstanding, end of period	118,050,000	110,650,000	62,600,000	59,050,000	13,800,000	14,450,000

See Notes to Financial Statements.

114	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree U.S. SmallCap Quality Dividend Growth Fund		WisdomTree U.S. Total Dividend Fund			WisdomTree U.S. Value Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022		For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,150,181	$5,138,956	$14,525,610	$22,786,482		$1,183,550	$1,471,659

Net realized gain on investments	2,082,119	15,800,698	5,800,591	74,857,941		156,229	7,616,832

Net increase (decrease) in unrealized appreciation/depreciation on investments	(48,045,646)	(22,533,592)	(182,585,376)	49,959,306		(19,598,901)	(1,931,528)
Net increase (decrease) in net assets resulting from operations	(42,813,346)	(1,593,938)	(162,259,175)	147,603,729		(18,259,122)	7,156,963
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,045,700)	(5,126,380)	(15,487,250)	(21,438,300)		(1,212,650)	(1,432,409)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	26,322,063	86,414,103	69,148,511	224,200,288		10,932,802	79,294,095

Cost of shares redeemed	(16,839,188)	(42,593,588)	(14,603,899)	(145,267,142)		(4,177,886)	(29,744,857)
Net increase in net assets resulting from capital share transactions	9,482,875	43,820,515	54,544,612	78,933,146		6,754,916	49,549,238
Net Increase (Decrease) in Net Assets	(36,376,171)	37,100,197	(123,201,813)	205,098,575		(12,716,856)	55,273,792
NET ASSETS:

Beginning of period	$224,832,785	$187,732,588	$1,080,629,084	$875,530,509		$113,714,419	$58,440,627

End of period	$188,456,614	$224,832,785	$957,427,271	$1,080,629,084		$100,997,563	$113,714,419
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	5,035,000	4,085,000	16,750,000	15,500,000	[1]	1,850,000	1,040,000 [2]

Shares created	630,000	1,880,000	1,150,000	3,550,000	[1]	200,000	1,290,000 [2]

Shares redeemed	(420,000)	(930,000)	(250,000)	(2,300,000)[1]		(70,000)	(480,000)[2]
Shares outstanding, end of period	5,245,000	5,035,000	17,650,000	16,750,000	[1]	1,980,000	1,850,000 [2]
[1] Shares were adjusted to reflect a 2:1 stock split effective December 23, 2021.

[2] Shares were adjusted to reflect a 2:1 stock split effective June 10, 2021.

See Notes to Financial Statements.

WisdomTree Trust	115

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. AI Enhanced Value Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]
Net asset value, beginning of period	$99.02	$94.15	$64.64	$85.52	$84.43	$82.50
Investment operations:

Net investment income[2]	0.99	2.70	2.67	3.11	3.06	2.73

Net realized and unrealized gain (loss)	(17.36)	4.95	29.49	(20.83)	1.05	1.96
Total from investment operations	(16.37)	7.65	32.16	(17.72)	4.11	4.69
Dividends and distributions to shareholders:

Net investment income	(1.01)	(2.78)	(2.65)	(3.16)	(2.96)	(2.76)

Capital gains	—	—	—	—	(0.06)	—
Total dividends and distributions to shareholders	(1.01)	(2.78)	(2.65)	(3.16)	(3.02)	(2.76)
Net asset value, end of period	$81.64	$99.02	$94.15	$64.64	$85.52	$84.43

TOTAL RETURN[3]	(16.58)%	8.19%	50.69%	(21.49)%	4.99%	5.71%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$379,648	$492,636	$555,491	$543,010	$791,069	$810,510

Ratios to average net assets[4] of:

Expenses[5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.12%[6]	2.76%	3.40%	3.61%	3.57%	3.22%
Portfolio turnover rate[7]	79%	96%[8,9]	47%	46%	32%	34%

WisdomTree U.S. ESG Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020[10]	For the Year Ended March 31, 2019[10]	For the Year Ended March 31, 2018[10,11]
Net asset value, beginning of period	$48.16	$43.64	$27.48	$32.29	$31.09	$27.89
Investment operations:

Net investment income[2]	0.32	0.57	0.47	0.64	0.60	0.53

Net realized and unrealized gain (loss)	(9.87)	4.55	16.16	(4.62)	1.29	3.17
Total from investment operations	(9.55)	5.12	16.63	(3.98)	1.89	3.70
Dividends to shareholders:

Net investment income	(0.30)	(0.60)	(0.47)	(0.83)	(0.69)	(0.50)
Net asset value, end of period	$38.31	$48.16	$43.64	$27.48	$32.29	$31.09

TOTAL RETURN[3]	(19.86)%	11.73%	60.80%	(12.73)%	6.34%	13.31%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$63,215	$77,058	$88,374	$72,824	$113,025	$69,946

Ratios to average net assets of:

Expenses	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	1.49%[6]	1.20%	1.29%	1.90%	1.89%	1.75%
Portfolio turnover rate[7]	23%	69%	78%	56%	22%	22%
[1]

The information reflects the investment objective and strategy of the WisdomTree U.S. Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree U.S. AI Enhanced Value Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. AI Enhanced Value Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

[9]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[10]

The information reflects the investment objective and strategy of the WisdomTree U.S. Total Market Fund through March 16, 2020 and the investment objective and strategy of the WisdomTree U.S. ESG Fund thereafter.

[11]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

116	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Growth & Momentum Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Period June 24, 2021* through March 31, 2022
Net asset value, beginning of period	$22.75	$25.66
Investment operations:

Net investment income (loss)[1]	0.00 [2]	(0.03)

Net realized and unrealized loss	(4.39)	(2.88)
Total from investment operations	(4.39)	(2.91)
Net asset value, end of period	$18.36	$22.75

TOTAL RETURN[3]	(19.30)%	(11.34)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,571	$4,095

Ratios to average net assets of:

Expenses	0.55%[4]	0.55%[4]

Net investment income (loss)	0.04%[4]	(0.15)%[4]
Portfolio turnover rate[5]	272%	254%

WisdomTree U.S. High Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$87.98	$76.26	$56.58	$72.49	$68.11	$68.48
Investment operations:

Net investment income[1]	1.61	2.88	2.71	2.65	2.49	2.21

Net realized and unrealized gain (loss)	(12.02)	11.30	19.94	(15.81)	4.28	(0.34)
Total from investment operations	(10.41)	14.18	22.65	(13.16)	6.77	1.87
Dividends to shareholders:

Net investment income	(1.80)	(2.46)	(2.97)	(2.75)	(2.39)	(2.24)
Net asset value, end of period	$75.77	$87.98	$76.26	$56.58	$72.49	$68.11

TOTAL RETURN[3]	(12.02)%	18.96%	40.97%	(18.99)%	10.15%	2.69%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,128,942	$1,024,960	$774,034	$678,935	$953,276	$1,035,295

Ratios to average net assets[6] of:

Expenses[7]	0.38%[4]	0.38%	0.38%	0.38%	0.38%	0.38%[8]

Net investment income	3.79%[4]	3.56%	4.13%	3.63%	3.55%	3.17%
Portfolio turnover rate[5]	2%	38%	43%	39%	20%	17%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.01.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. High Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[8]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	117

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. LargeCap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]
Net asset value, beginning of period	$65.66	$57.27	$40.47	$47.11	$44.25	$41.46
Investment operations:

Net investment income[2]	0.83	1.42	1.36	1.36	1.27	1.11

Net realized and unrealized gain (loss)	(10.48)	8.33	16.79	(6.64)	2.83	2.79
Total from investment operations	(9.65)	9.75	18.15	(5.28)	4.10	3.90
Dividends to shareholders:

Net investment income	(0.84)	(1.36)	(1.35)	(1.36)	(1.24)	(1.11)
Net asset value, end of period	$55.17	$65.66	$57.27	$40.47	$47.11	$44.25

TOTAL RETURN[3]	(14.81)%	17.16%	45.40%	(11.62)%	9.44%	9.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$3,255,303	$3,427,240	$2,823,467	$1,849,693	$2,034,965	$1,933,552

Ratios to average net assets[4] of:

Expenses[5]	0.28%[6]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.68%[6]	2.28%	2.73%	2.76%	2.79%	2.54%
Portfolio turnover rate[7]	1%	19%	20%	13%	11%	10%

WisdomTree U.S. LargeCap Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[8]
Net asset value, beginning of period	$48.23	$43.29	$28.10	$31.77	$30.30	$27.14
Investment operations:

Net investment income[2]	0.41	0.78	0.73	0.73	0.60	0.53

Net realized and unrealized gain (loss)	(9.88)	4.92	15.19	(3.72)	1.46	3.11
Total from investment operations	(9.47)	5.70	15.92	(2.99)	2.06	3.64
Dividends to shareholders:

Net investment income	(0.42)	(0.76)	(0.73)	(0.68)	(0.59)	(0.48)
Net asset value, end of period	$38.34	$48.23	$43.29	$28.10	$31.77	$30.30

TOTAL RETURN[3]	(19.68)%	13.19%	57.11%	(9.65)%	6.93%	13.49%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$557,779	$696,953	$510,794	$341,423	$239,851	$184,813

Ratios to average net assets[4] of:

Expenses	0.08%[6]	0.08%	0.08%	0.08%[5]	0.28%[5]	0.28%[5]

Net investment income	1.89%[6]	1.65%	2.00%	2.16%	1.94%	1.80%
Portfolio turnover rate[7]	6%	22%	21%	22%	14%	17%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective December 23, 2021 (Note 7).

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

See Notes to Financial Statements.

118	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. MidCap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]
Net asset value, beginning of period	$44.31	$40.40	$24.19	$35.76	$34.11	$32.50
Investment operations:

Net investment income[2]	0.61	0.99	0.80	1.01	0.82	0.76

Net realized and unrealized gain (loss)	(6.65)	3.89	16.24	(11.56)	1.61	1.59
Total from investment operations	(6.04)	4.88	17.04	(10.55)	2.43	2.35
Dividends to shareholders:

Net investment income	(0.60)	(0.97)	(0.83)	(1.02)	(0.78)	(0.74)
Net asset value, end of period	$37.67	$44.31	$40.40	$24.19	$35.76	$34.11

TOTAL RETURN[3]	(13.73)%	12.17%	71.52%	(30.28)%	7.21%	7.30%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,819,788	$3,210,599	$2,904,494	$2,485,261	$3,733,683	$3,064,477

Ratios to average net assets[4] of:

Expenses[5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%	0.38%[7]

Net investment income	2.91%[6]	2.31%	2.55%	2.84%	2.34%	2.26%
Portfolio turnover rate[8]	2%	38%	57%	33%	27%	27%

WisdomTree U.S. MidCap Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$54.66	$50.86	$26.44	$39.30	$38.63	$35.25
Investment operations:

Net investment income[2]	0.39	0.72	0.56	0.62	0.53	0.47

Net realized and unrealized gain (loss)	(10.73)	3.81	24.45	(12.83)	0.68	3.32
Total from investment operations	(10.34)	4.53	25.01	(12.21)	1.21	3.79
Dividends to shareholders:

Net investment income	(0.38)	(0.73)	(0.59)	(0.65)	(0.54)	(0.41)
Net asset value, end of period	$43.94	$54.66	$50.86	$26.44	$39.30	$38.63

TOTAL RETURN[3]	(18.94)%	8.93%	95.30%	(31.45)%	3.22%	10.77%[9]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$654,742	$811,672	$706,997	$560,609	$1,098,311	$1,035,164

Ratios to average net assets[4] of:

Expenses[5]	0.38%[6]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.56%[6]	1.34%	1.49%	1.58%	1.34%	1.25%
Portfolio turnover rate[8]	2%	50%	50%	41%	36%	45%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]	Annualized.

[7]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	119

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Multifactor Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Period June 29, 2017* through March 31, 2018
Net asset value, beginning of period	$40.90	$37.83	$24.58	$28.98	$27.91	$24.75
Investment operations:

Net investment income[1]	0.34	0.63	0.39	0.59	0.47	0.34

Net realized and unrealized gain (loss)	(6.75)	3.03	13.26	(4.43)	0.97	3.09
Total from investment operations	(6.41)	3.66	13.65	(3.84)	1.44	3.43
Dividends to shareholders:

Net investment income	(0.34)	(0.59)	(0.40)	(0.56)	(0.37)	(0.27)
Net asset value, end of period	$34.15	$40.90	$37.83	$24.58	$28.98	$27.91

TOTAL RETURN[2]	(15.72)%	9.68%	55.76%	(13.43)%	5.25%	13.90%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$205,778	$223,949	$148,490	$141,308	$114,481	$5,582

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%[4,5]	0.28%[4,5]	0.28%[3]

Net investment income	1.78%[3]	1.58%	1.21%	1.94%[4]	1.65%[4]	1.66%[3]
Portfolio turnover rate[6]	56%	152%	147%	145%	179%	143%

WisdomTree U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$63.56	$57.14	$38.85	$43.04	$40.32	$35.45
Investment operations:

Net investment income[1]	0.67	1.22	1.07	1.09	0.97	0.78

Net realized and unrealized gain (loss)	(9.69)	6.37	18.27	(4.21)	2.71	4.84
Total from investment operations	(9.02)	7.59	19.34	(3.12)	3.68	5.62
Dividends and distributions to shareholders:

Net investment income	(0.71)	(1.17)	(1.05)	(1.07)	(0.93)	(0.75)

Capital gains	—	—	—	—	(0.03)	—
Total dividends and distributions to shareholders	(0.71)	(1.17)	(1.05)	(1.07)	(0.96)	(0.75)
Net asset value, end of period	$53.83	$63.56	$57.14	$38.85	$43.04	$40.32

TOTAL RETURN[2]	(14.29)%	13.36%	50.24%	(7.52)%	9.25%	15.95%[7]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$6,354,157	$7,033,318	$5,576,647	$2,723,483	$2,780,361	$2,064,305

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%	0.28%	0.28%

Net investment income	2.24%[3]	1.98%	2.15%	2.43%	2.33%	1.99%
Portfolio turnover rate[6]	1%	30%	30%	41%	29%	29%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Multifactor Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

120	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018[1]
Net asset value, beginning of period	$31.86	$31.09	$18.11	$27.54	$27.43	$26.88
Investment operations:

Net investment income[2]	0.50	0.85	0.66	0.79	0.82	0.81

Net realized and unrealized gain (loss)	(6.16)	0.76	12.99	(9.40)	0.08	0.53
Total from investment operations	(5.66)	1.61	13.65	(8.61)	0.90	1.34
Dividends to shareholders:

Net investment income	(0.45)	(0.84)	(0.67)	(0.82)	(0.79)	(0.79)
Net asset value, end of period	$25.75	$31.86	$31.09	$18.11	$27.54	$27.43

TOTAL RETURN[3]	(17.92)%	5.18%	76.76%	(32.22)%	3.25%	5.02%[4]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,611,735	$1,881,545	$1,829,823	$1,316,919	$2,087,705	$1,965,277

Ratios to average net assets[5] of:

Expenses[6]	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	3.35%[7]	2.66%	2.78%	2.94%	2.91%	2.93%
Portfolio turnover rate[8]	2%	39%	53%	50%	26%	36%

WisdomTree U.S. SmallCap Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$47.94	$47.23	$22.38	$36.08	$35.70	$32.16
Investment operations:

Net investment income[2]	0.30	0.73	0.44	0.51	0.58	0.37

Net realized and unrealized gain (loss)	(8.81)	0.78	24.85	(13.66)	0.38	3.51
Total from investment operations	(8.51)	1.51	25.29	(13.15)	0.96	3.88
Dividends to shareholders:

Net investment income	(0.28)	(0.80)	(0.44)	(0.55)	(0.58)	(0.34)
Net asset value, end of period	$39.15	$47.94	$47.23	$22.38	$36.08	$35.70

TOTAL RETURN[3]	(17.78)%	3.11%	113.74%	(36.87)%	2.72%	12.09%[4]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$540,318	$692,732	$609,327	$419,676	$736,098	$588,999

Ratios to average net assets[5] of:

Expenses[6]	0.38%[7]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	1.37%[7]	1.47%	1.33%	1.45%	1.56%	1.08%
Portfolio turnover rate[8]	3%	54%	56%	55%	45%	48%
[1]	Per share amounts were adjusted to reflect a 3:1 stock split effective November 10, 2017.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Annualized.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	121

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. SmallCap Quality Dividend Growth Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$44.65	$45.96	$25.02	$34.70	$34.26	$33.06
Investment operations:

Net investment income[1]	0.60	1.14	0.94	0.80	0.88	0.76

Net realized and unrealized gain (loss)	(8.74)	(1.32)	20.92	(9.68)	0.41	1.21
Total from investment operations	(8.14)	(0.18)	21.86	(8.88)	1.29	1.97
Dividends to shareholders:

Net investment income	(0.58)	(1.13)	(0.92)	(0.80)	(0.85)	(0.77)
Net asset value, end of period	$35.93	$44.65	$45.96	$25.02	$34.70	$34.26

TOTAL RETURN[2]	(18.36)%	(0.45)%	88.65%	(26.22)%	3.81%	5.97%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$188,457	$224,833	$187,733	$73,802	$119,699	$101,060

Ratios to average net assets of:

Expenses	0.38%[3]	0.38%	0.38%	0.38%	0.38%	0.38%

Net investment income	2.89%[3]	2.49%	2.67%	2.29%	2.47%	2.24%
Portfolio turnover rate[4]	2%	60%	83%	51%	42%	51%

WisdomTree U.S. Total Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022[5]	For the Year Ended March 31, 2021[5]	For the Year Ended March 31, 2020[5]	For the Year Ended March 31, 2019[5]	For the Year Ended March 31, 2018[5]
Net asset value, beginning of period	$64.52	$56.49	$39.19	$47.31	$44.56	$42.02
Investment operations:

Net investment income[1]	0.84	1.43	1.33	1.38	1.28	1.14

Net realized and unrealized gain (loss)	(10.22)	7.94	17.30	(8.13)	2.71	2.52
Total from investment operations	(9.38)	9.37	18.63	(6.75)	3.99	3.66
Dividends to shareholders:

Net investment income	(0.89)	(1.34)	(1.33)	(1.37)	(1.24)	(1.12)
Net asset value, end of period	$54.25	$64.52	$56.49	$39.19	$47.31	$44.56

TOTAL RETURN[2]	(14.66)%	16.73%	48.15%	(14.75)%	9.10%	8.76%[6]
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$957,427	$1,080,629	$875,531	$634,956	$648,103	$579,232

Ratios to average net assets of:

Expenses	0.28%[3]	0.28%	0.28%	0.28%[7,8]	0.28%[7,8]	0.28%[7,8,9]

Net investment income	2.75%[3]	2.33%	2.73%	2.82%[7]	2.78%[7]	2.56%[7]
Portfolio turnover rate[4]	0.00%[10]	22%	22%	16%	11%	11%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree U.S. Total Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Per share amounts were adjusted to reflect a 2:1 stock split effective December 23, 2021 (Note 7).

[6]	Includes a reimbursement from the sub-advisor for an operational error. Excluding the reimbursement, total return would have been unchanged.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	Included in the expense ratio are legal expenses. Without these legal expenses, the annualized expense ratio would have been unchanged.

[10]	Amount represents less than 1%.

See Notes to Financial Statements.

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Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Value Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1,2]
Net asset value, beginning of period	$61.47	$56.19	$32.52	$42.35	$40.43	$35.13
Investment operations:

Net investment income[3]	0.62	1.08	0.76	0.76	0.72	0.57

Net realized and unrealized gain (loss)	(10.44)	5.19	23.79	(9.88)	1.94	5.30
Total from investment operations	(9.82)	6.27	24.55	(9.12)	2.66	5.87
Dividends to shareholders:

Net investment income	(0.64)	(0.99)	(0.88)	(0.71)	(0.74)	(0.57)
Net asset value, end of period	$51.01	$61.47	$56.19	$32.52	$42.35	$40.43

TOTAL RETURN[4]	(16.01)%	11.16%	76.07%	(21.86)%	6.70%	16.77%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$100,998	$113,714	$58,441	$61,795	$38,113	$44,466

Ratios to average net assets of:

Expenses	0.12%[5]	0.30%[6]	0.38%	0.38%	0.38%	0.38%[7,8]

Net investment income	2.16%[5]	1.77%	1.76%	1.75%	1.73%	1.48%[7]
Portfolio turnover rate[9]	3%	62%	59%	101%	54%	82%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective June 10, 2021.

[2]

The information reflects the investment objective and strategy of the WisdomTree U.S. LargeCap Value Fund through December 17, 2017 and the investment objective and strategy of the WisdomTree U.S. Value Fund (formerly, WisdomTree U.S. Quality Shareholder Yield Fund) thereafter.

[3]	Based on average shares outstanding.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Annualized.

[6]	Prior to January 3, 2022, the Fund’s annual advisory fee rate was 0.38% and, thereafter, was reduced to 0.12% per annum.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

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Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. AI Enhanced Value Fund (“U.S. AI Enhanced Value Fund”)	June 16, 2006
WisdomTree U.S. ESG Fund (“U.S. ESG Fund”)	February 23, 2007
WisdomTree U.S. Growth & Momentum Fund (“U.S. Growth & Momentum Fund”)	June 24, 2021
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Fund (“U.S. LargeCap Fund”)	February 23, 2007
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Fund (“U.S. MidCap Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Fund (“U.S. SmallCap Fund’’)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Value Fund (“U.S. Value Fund”)	February 23, 2007

Each Fund, except the U.S. AI Enhanced Value Fund, U.S. ESG Fund and U.S. Value Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The U.S. AI Enhanced Value Fund and the U.S. Value Fund are actively managed using a model-based approach seeking income and capital appreciation. The U.S. ESG Fund is actively managed using a model-based approach seeking capital investment. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market

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Notes to Financial Statements (unaudited) (continued)

prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange.

Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent

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Notes to Financial Statements (unaudited) (continued)

pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. All of the derivative instruments disclosed and described herein are subject to risk.

For the six months ended September 30, 2022, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]
U.S. Multifactor Fund
Equity risk	$93,157
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity risk	Net realized gain (loss) from futures contracts

During the six months ended September 30, 2022, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

Average Notional

Fund	Futures contracts (long)
U.S. Multifactor Fund
Equity risk[1]	$433,175
[1]	The volume of derivatives activity for the period on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date. Non-cash dividend income is recognized on the ex-dividend date at the fair value of securities to be received. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

126	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Futures Contracts — The U.S. Multifactor Fund utilized equity futures contracts on a temporary basis during the fiscal period to obtain market exposure consistent with its investment objective. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. Prior to August 19, 2022, when a Fund purchased or sold a futures contract, the Fund was required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund would segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, would “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This functioned as a practical limit on the amount of leverage which a Fund could undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Effective August 19, 2022, the Funds have adopted a derivatives risk management program that is reasonably designed to manage the Funds’ derivatives risks. Please see Note 7 “Recent Regulatory Update” for information on new regulations governing the use of derivatives by the Funds.

As of September 30, 2022, there were no open futures contracts in the Funds.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for

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Notes to Financial Statements (unaudited) (continued)

lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to the Lending Agreement or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions, if any at September 30, 2022, are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2022, certain of the Funds had securities on loan and the value of the related collateral received by each of those Funds exceeded the value of the securities loaned by each of those Funds. The value of the securities loaned by each Fund is located in the Statements of Assets and Liabilities in “Investments in securities, at value” and also in the footnotes below the Schedules of Investments. In addition, a breakout of the total amount of cash and non-cash securities lending collateral received is located in the footnotes below the Schedules of Investments.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an

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Notes to Financial Statements (unaudited) (continued)

amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the U.S. AI Enhanced Value Fund were provided by Mellon and thereafter Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
U.S. AI Enhanced Value Fund	0.38%
U.S. ESG Fund	0.28%
U.S. Growth & Momentum Fund	0.55%
U.S. High Dividend Fund	0.38%
U.S. LargeCap Dividend Fund	0.28%
U.S. LargeCap Fund	0.08%
U.S. MidCap Dividend Fund	0.38%
U.S. MidCap Fund	0.38%
U.S. Multifactor Fund	0.28%
U.S. Quality Dividend Growth Fund	0.28%
U.S. SmallCap Dividend Fund	0.38%
U.S. SmallCap Fund	0.38%
U.S. SmallCap Quality Dividend Growth Fund	0.38%
U.S. Total Dividend Fund	0.28%
U.S. Value Fund	0.12%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2022, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFEs (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WisdomTree Trust	129

Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2022, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2022		For the fiscal period ended September 30, 2022

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. ESG Fund	248	$9,481	$74
U.S. LargeCap Fund	1,571	60,311	660
U.S. MidCap Dividend Fund	425	16,010	256
U.S. Multifactor Fund	1,067	36,454	354
U.S. Quality Dividend Growth Fund	792	42,697	577
U.S. SmallCap Dividend Fund	124	3,192	54
U.S. SmallCap Fund	328	12,848	63
U.S. SmallCap Quality Dividend Growth Fund	355	12,762	254
U.S. Total Dividend Fund	398	21,595	356
U.S. Value Fund	78	3,981	50

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2022, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2022 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
U.S. AI Enhanced Value Fund	$347,861,219	$348,668,616	$—	$30,711,716
U.S. ESG Fund	16,189,031	16,087,600	2,073,213	—
U.S. Growth & Momentum Fund	8,489,514	8,483,137	—	770,050
U.S. High Dividend Fund	20,404,460	17,812,673	286,799,814	12,443,596
U.S. LargeCap Dividend Fund	29,539,607	25,039,128	444,718,263	34,058,033
U.S. LargeCap Fund	35,942,436	36,082,990	76,198,001	71,235,251
U.S. MidCap Dividend Fund	70,614,972	66,480,289	159,521,164	59,904,786
U.S. MidCap Fund	18,415,687	14,410,838	42,151,824	40,954,909
U.S. Multifactor Fund	120,171,203	118,982,623	43,339,312	21,799,996
U.S. Quality Dividend Growth Fund	36,433,071	40,544,031	1,125,794,334	700,447,197
U.S. SmallCap Dividend Fund	38,173,831	27,974,929	125,531,625	25,539,929
U.S. SmallCap Fund	20,375,144	16,400,356	83,339,331	114,062,651
U.S. SmallCap Quality Dividend Growth Fund	4,080,150	3,479,831	26,289,609	16,817,731
U.S. Total Dividend Fund	3,985,253	4,514,162	69,014,493	14,564,475
U.S. Value Fund	3,734,540	3,762,778	10,952,155	4,178,259

130	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At September 30, 2022, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
U.S. AI Enhanced Value Fund	$470,252,780	$446,232	$(85,225,200)	$(84,778,968)
U.S. ESG Fund	60,653,407	8,727,577	(6,102,575)	2,625,002
U.S. Growth & Momentum Fund	2,706,818	34,005	(171,347)	(137,342)
U.S. High Dividend Fund	1,144,602,551	77,584,550	(94,504,921)	(16,920,371)
U.S. LargeCap Dividend Fund	2,866,803,985	540,185,183	(159,493,685)	380,691,498
U.S. LargeCap Fund	614,642,859	32,026,428	(89,582,989)	(57,556,561)
U.S. MidCap Dividend Fund	2,867,701,014	295,567,161	(319,722,418)	(24,155,257)
U.S. MidCap Fund	742,983,654	51,870,690	(124,237,672)	(72,366,982)
U.S. Multifactor Fund	226,795,003	6,472,930	(25,399,590)	(18,926,660)
U.S. Quality Dividend Growth Fund	6,487,006,963	432,218,073	(569,885,313)	(137,667,240)
U.S. SmallCap Dividend Fund	1,828,285,211	89,983,349	(291,219,252)	(201,235,903)
U.S. SmallCap Fund	648,538,919	35,385,597	(134,123,276)	(98,737,679)
U.S. SmallCap Quality Dividend Growth Fund	227,894,139	8,060,468	(47,132,961)	(39,072,493)
U.S. Total Dividend Fund	848,267,511	164,005,701	(55,552,049)	108,453,652
U.S. Value Fund	114,691,675	4,220,460	(17,311,861)	(13,091,401)

7. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures reasonably designed to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.
8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM is currently evaluating the impact that the adoption of ASU 2202-03 will have on the Trust’s financial statements and related disclosures.

WisdomTree Trust	131

Notes to Financial Statements (unaudited) (concluded)

9. SUBSEQUENT EVENT

Effective November 7, 2022, WisdomTree Investments, Inc. (NASDAQ: WETF), an exchange-traded fund and exchange-traded product sponsor and asset manager, transferred the listing of its common stock to the New York Stock Exchange (“NYSE”) from The Nasdaq Global Select Market (“Nasdaq”). WisdomTree began trading on the NYSE under the new ticker symbol “WT” along with its new company name, WisdomTree, Inc.

10. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally since 2019, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

*    *    *    *    *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil import from Russia by the end of 2022.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and

132	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

WisdomTree Trust	133

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 19-20, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, and (iii) the Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 11, 2022, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2022, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The

134	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the

WisdomTree Trust	135

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

136	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	137

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing, including possible loss of principal. Funds focusing their investments on certain sectors and/or smaller companies increase their vulnerability to any single economic or regulatory development. This may result in greater share price volatility. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. An ESG Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. Companies selected for inclusion in an ESG Fund may not exhibit positive or favorable ESG characteristics at all times and may shift into and out of favor depending on market and economic conditions. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WTGM - 6983

WisdomTree Trust

Semi-Annual Report

September 30, 2022

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

WisdomTree Emerging Markets High Dividend Fund (DEM)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

WisdomTree Global High Dividend Fund (DEW)

WisdomTree Growth Leaders Fund (PLAT)

WisdomTree India Earnings Fund (EPI)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

WisdomTree New Economy Real Estate Fund (WTRE)

(formerly, WisdomTree Global ex-U.S. Real Estate Fund (DRW))

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	34.7%
Communication Services	16.3%
Health Care	10.1%
Information Technology	9.9%
Industrials	8.9%
Financials	6.6%
Consumer Staples	6.0%
Materials	4.3%
Real Estate	2.0%
Utilities	0.7%
Energy	0.4%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Tencent Holdings Ltd.	10.5%
Alibaba Group Holding Ltd.	8.8%
Meituan, Class B	5.0%
JD.com, Inc., Class A	3.4%
Contemporary Amperex Technology Co. Ltd., Class A	2.9%
Pinduoduo, Inc., ADR	2.1%
Ping An Insurance Group Co. of China Ltd., Class A	2.0%
Baidu, Inc., Class A	2.0%
Ping An Insurance Group Co. of China Ltd., Class H	1.8%
Wuxi Biologics Cayman, Inc.	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree China ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree China ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Chinese companies that are not state-owned enterprises (“SOEs”), which is defined as government ownership of greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$782.50	0.32%	$1.43
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-21.75%	-39.82%	-3.01%	-3.10%	3.95%
Fund Market Price Returns	-20.58%	-40.22%	-3.04%	-3.38%	3.94%
WisdomTree China Dividend ex-Financials/China ex-State-Owned Enterprises Spliced Index[1]	-21.54%	-39.53%	-2.74%	-3.32%	4.25%
MSCI China Index	-19.85%	-35.40%	-7.18%	-5.56%	2.37%
FTSE China 50 Index	-20.35%	-31.82%	-11.00%	-7.11%	0.12%
*	Returns of less than one year are cumulative.

[1]	WisdomTree China Dividend ex-Financials Index through June 30, 2015; WisdomTree China ex-State-Owned Enterprises Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	21.9%
Consumer Discretionary	17.2%
Financials	16.6%
Communication Services	9.6%
Materials	7.7%
Consumer Staples	7.5%
Health Care	6.5%
Industrials	6.4%
Energy	3.6%
Utilities	1.9%
Real Estate	1.3%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.6%
Samsung Electronics Co. Ltd.	4.1%
Tencent Holdings Ltd.	4.0%
Alibaba Group Holding Ltd.	2.8%
Reliance Industries Ltd., GDR	2.3%
Meituan, Class B	1.6%
ICICI Bank Ltd., ADR	1.4%
Housing Development Finance Corp. Ltd.	1.3%
Infosys Ltd., ADR	1.3%
JD.com, Inc., Class A	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in emerging market companies that are not state-owned enterprises, which is defined as government ownership of more than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$768.80	0.32%	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-23.12%	-32.10%	-1.63%	-1.55%	1.99%
Fund Market Price Returns	-23.00%	-32.45%	-2.07%	-1.85%	1.95%
WisdomTree Emerging Markets ex-State-Owned Enterprises Index	-23.20%	-31.72%	-0.99%	-1.04%	2.89%
MSCI Emerging Markets Index	-21.70%	-28.11%	-2.07%	-1.81%	1.26%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on December 10, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

Sector Breakdown†

Sector	% of Net Assets
Financials	24.9%
Materials	21.1%
Energy	13.2%
Information Technology	11.4%
Consumer Staples	6.9%
Utilities	5.4%
Industrials	5.0%
Communication Services	4.6%
Real Estate	4.4%
Consumer Discretionary	2.0%
Health Care	0.3%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Vale SA	9.6%
Petroleo Brasileiro SA	4.6%
China Construction Bank Corp., Class H	3.6%
Hon Hai Precision Industry Co. Ltd.	2.6%
Industrial & Commercial Bank of China Ltd., Class H	2.2%
Bank of China Ltd., Class H	2.1%
Grupo Mexico SAB de CV, Series B	1.6%
China Shenhua Energy Co. Ltd., Class H	1.5%
Telkom Indonesia Persero Tbk PT	1.5%
ITC Ltd.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$797.90	0.63%	$2.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.91	0.63%	$3.19

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-20.21%	-18.33%	-1.47%	0.24%	-0.09%
Fund Market Price Returns	-20.59%	-18.33%	-1.64%	-0.04%	-0.15%
WisdomTree Emerging Markets High Dividend Index	-20.74%	-17.59%	-0.49%	1.07%	0.82%
MSCI Emerging Markets Index	-21.70%	-28.11%	-2.07%	-1.81%	1.05%
MSCI Emerging Markets Value Index	-20.60%	-23.63%	-2.57%	-2.13%	-0.41%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.9%
Information Technology	13.9%
Consumer Staples	11.6%
Industrials	10.6%
Consumer Discretionary	8.9%
Communication Services	8.8%
Energy	7.9%
Materials	7.7%
Health Care	6.9%
Utilities	5.6%
Real Estate	0.4%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%
Hengan International Group Co. Ltd.	1.3%
Tingyi Cayman Islands Holding Corp.	1.2%
Want Want China Holdings Ltd.	1.1%
Tencent Holdings Ltd.	1.0%
Daqo New Energy Corp., ADR	1.0%
Vipshop Holdings Ltd., ADR	1.0%
Kingboard Holdings Ltd.	0.9%
Mahindra & Mahindra Ltd.	0.9%
Bajaj Auto Ltd.	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Multifactor Fund (the “Fund”) seeks capital appreciation by investing in equity securities of emerging markets countries with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$848.10	0.48%	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-15.19%	-20.27%	-0.82%	-2.87%
Fund Market Price Returns	-14.94%	-20.32%	-0.93%	-2.94%
MSCI Emerging Markets Index	-21.70%	-28.11%	-2.07%	-2.23%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.1%
Materials	14.7%
Consumer Staples	13.0%
Consumer Discretionary	8.7%
Communication Services	7.7%
Industrials	7.3%
Health Care	7.0%
Financials	6.1%
Energy	5.7%
Utilities	4.3%
Real Estate	1.6%
Other Assets less Liabilities‡	-0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.3%
Tencent Holdings Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.2%
Infosys Ltd.	1.4%
Vale SA	1.1%
Tata Consultancy Services Ltd.	1.0%
Cipla Ltd.	1.0%
JSW Steel Ltd.	1.0%
Grupo Bimbo SAB de CV, Series A	0.9%
Bajaj Finance Ltd.	0.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Quality Dividend Growth Fund (the “Fund”) seeks income and capital appreciation by investing in dividend-paying companies with growth characteristics in the emerging markets region.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$758.00	0.32%	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	0.32%	$1.62

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-24.20%	-28.28%	-3.65%	-2.74%	-0.24%
Fund Market Price Returns	-23.41%	-28.30%	-3.53%	-2.86%	-0.46%
MSCI Emerging Markets Index	-21.70%	-28.11%	-2.07%	-1.81%	1.46%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on August 1, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	16.3%
Financials	15.1%
Industrials	13.8%
Materials	13.1%
Consumer Discretionary	10.0%
Consumer Staples	9.0%
Real Estate	7.7%
Utilities	6.4%
Health Care	2.9%
Communication Services	2.8%
Energy	2.0%
Investment Company	0.1%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Transmissora Alianca de Energia Eletrica SA	1.8%
African Rainbow Minerals Ltd.	1.0%
Banco del Bajio SA	0.9%
Royal Bafokeng Platinum Ltd.	0.9%
Synnex Technology International Corp.	0.9%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	0.8%
Chicony Electronics Co. Ltd.	0.7%
Truworths International Ltd.	0.7%
SPAR Group Ltd.	0.7%
AVI Ltd.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the emerging markets region. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$782.90	0.58%	$2.59
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-21.71%	-20.90%	1.19%	0.28%	2.32%
Fund Market Price Returns	-21.93%	-21.12%	1.01%	0.11%	2.30%
WisdomTree Emerging Markets SmallCap Dividend Index	-21.41%	-20.40%	2.36%	1.36%	3.35%
MSCI Emerging Markets Small Cap Index	-20.80%	-23.23%	5.54%	1.25%	2.91%
MSCI Emerging Markets Index	-21.70%	-28.11%	-2.07%	-1.81%	1.05%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

Sector Breakdown†

Sector	% of Net Assets
Materials	21.4%
Consumer Discretionary	19.1%
Information Technology	17.8%
Health Care	16.7%
Industrials	10.5%
Consumer Staples	3.7%
Communication Services	3.2%
Financials	3.0%
Energy	2.9%
Utilities	1.1%
Real Estate	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	8.2%
BHP Group Ltd.	6.8%
LVMH Moet Hennessy Louis Vuitton SE	6.6%
Anglo American PLC	5.7%
Roche Holding AG, Bearer Shares	4.5%
Industria de Diseno Textil SA	3.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.4%
Vale SA	3.3%
Tokyo Electron Ltd.	2.6%
ASML Holding NV	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global ex-U.S. Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global ex-U.S. Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed and emerging equity markets, excluding the U.S. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$719.60	0.42%	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	0.42%	$2.13

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-28.04%	-28.60%	1.29%	2.25%	3.72%
Fund Market Price Returns	-28.36%	-29.16%	0.92%	1.99%	3.64%
WisdomTree Global ex-U.S. Quality Dividend Growth Index	-28.39%	-28.47%	1.77%	2.84%	4.36%
MSCI AC World ex-USA Growth Index	-23.61%	-30.22%	-1.38%	0.18%	3.95%
MSCI AC World ex-USA Index	-22.27%	-25.17%	-1.52%	-0.81%	3.01%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Global High Dividend Fund (DEW)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.8%
Consumer Staples	13.6%
Health Care	13.0%
Utilities	11.3%
Real Estate	7.8%
Energy	7.6%
Information Technology	6.9%
Communication Services	6.1%
Materials	5.8%
Industrials	3.8%
Consumer Discretionary	1.3%
Investment Company	0.6%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
AbbVie, Inc.	3.0%
Coca-Cola Co.	2.9%
Philip Morris International, Inc.	2.6%
Pfizer, Inc.	2.4%
PepsiCo, Inc.	2.3%
Verizon Communications, Inc.	2.0%
Merck & Co., Inc.	1.8%
Cisco Systems, Inc.	1.8%
Altria Group, Inc.	1.4%
Broadcom, Inc.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Global High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Global High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the U.S. and in developed and emerging equity markets. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$826.60	0.58%	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-17.34%	-9.18%	0.29%	1.34%	3.90%
Fund Market Price Returns	-17.48%	-8.91%	0.32%	1.27%	3.86%
WisdomTree Global High Dividend Index	-17.49%	-9.34%	0.02%	1.07%	3.82%
MSCI AC World Index	-21.41%	-20.66%	3.75%	4.44%	7.28%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	35.0%
Consumer Discretionary	23.4%
Communication Services	23.0%
Financials	8.0%
Industrials	7.1%
Health Care	1.7%
Real Estate	1.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	10.2%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	8.8%
Amazon.com, Inc.	8.2%
Visa, Inc., Class A	3.8%
Meta Platforms, Inc., Class A	3.6%
MasterCard, Inc., Class A	2.8%
Salesforce, Inc.	1.9%
Snowflake, Inc., Class A	1.9%
PayPal Holdings, Inc.	1.9%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Growth Leaders Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Growth Leaders Index (the “Index”). In seeking to track the Index, the Fund invests in high growth mid- and large-cap companies that are generating substantial revenue from a modern platform business. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$677.60	0.20%	$0.84
Hypothetical (5% return before expenses)	$1,000.00	$1,024.07	0.20%	$1.01

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-32.24%	-45.29%	0.12%	0.45%
Fund Market Price Returns	-32.38%	-45.43%	0.04%	0.43%
WisdomTree Growth Leaders Index	-32.20%	-45.27%	0.42%	0.75%
MSCI AC World Index	-21.41%	-20.66%	3.75%	4.45%
S&P 500® Index	-20.20%	-15.47%	8.16%	8.81%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 22, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown†

Sector	% of Net Assets
Materials	24.8%
Energy	17.1%
Financials	16.4%
Information Technology	12.6%
Utilities	7.3%
Consumer Discretionary	5.9%
Industrials	5.9%
Consumer Staples	4.5%
Health Care	4.3%
Communication Services	3.2%
Real Estate	0.5%
Investment Company	0.0%	*
Other Assets less Liabilities‡	-2.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	7.9%
Tata Steel Ltd.	6.4%
Infosys Ltd.	5.0%
ICICI Bank Ltd.	4.7%
Oil & Natural Gas Corp. Ltd.	3.3%
Axis Bank Ltd.	2.6%
Tata Consultancy Services Ltd.	2.5%
Hindalco Industries Ltd.	2.1%
Power Grid Corp. of India Ltd.	2.1%
JSW Steel Ltd.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India Earnings Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index (the “Index”). In seeking to track the Index, the Fund invests in profitable companies in the Indian equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$904.30	0.85%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	0.85%	$4.31

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-9.57%	-11.80%	12.39%	6.63%	6.70%
Fund Market Price Returns	-9.97%	-12.63%	11.74%	6.23%	6.60%
WisdomTree India Earnings Index	-9.38%	-11.48%	14.66%	8.13%	8.10%
MSCI India Index	-8.04%	-9.94%	11.51%	7.98%	7.27%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

Sector Breakdown†

Sector	% of Net Assets
Financials	27.7%
Information Technology	12.2%
Materials	11.5%
Consumer Discretionary	11.3%
Energy	10.3%
Consumer Staples	9.6%
Health Care	7.4%
Utilities	4.1%
Communication Services	4.1%
Industrials	3.3%
Real Estate	0.9%
Other Assets less Liabilities‡	-2.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Reliance Industries Ltd.	10.3%
Infosys Ltd.	7.6%
ICICI Bank Ltd.	6.5%
Housing Development Finance Corp. Ltd.	6.1%
Hindustan Unilever Ltd.	3.6%
Kotak Mahindra Bank Ltd.	3.0%
Bajaj Finance Ltd.	2.8%
Bharti Airtel Ltd.	2.8%
Axis Bank Ltd.	2.4%
Asian Paints Ltd.	2.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree India ex-State-Owned Enterprises Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree India ex-State-Owned Enterprises Index (the “Index”). In seeking to track the Index, the Fund invests in Indian companies that are not state-owned, which is defined as government ownership greater than 20%. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$924.10	0.58%	$2.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-7.59%	-10.41%	10.26%	8.02%
Fund Market Price Returns	-7.88%	-11.14%	9.62%	7.25%
WisdomTree India ex-State-Owned Enterprises Index	-7.10%	-10.32%	13.66%	10.95%
MSCI India Index	-8.04%	-9.94%	11.51%	8.27%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on April 4, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

(formerly, WisdomTree Global ex-U.S. Real Estate Fund (DRW))

Sector Breakdown†

Sector	% of Net Assets
Real Estate	82.7%
Communication Services	9.8%
Consumer Discretionary	3.4%
Information Technology	3.4%
Financials	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
China Tower Corp. Ltd., Class H	6.6%
SBA Communications Corp.	5.8%
Iron Mountain, Inc.	5.3%
Alexandria Real Estate Equities, Inc.	4.4%
Rexford Industrial Realty, Inc.	4.2%
Duke Realty Corp.	4.0%
Equinix, Inc.	3.7%
Crown Castle International Corp.	3.6%
American Tower Corp.	3.5%
Prologis, Inc.	3.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree New Economy Real Estate Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the CenterSquare New Economy Real Estate Index (the “Index”).

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$678.90	0.58%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-32.11%	-35.37%	-15.43%	-8.51%	-0.71%
Fund Market Price Returns	-31.70%	-35.66%	-15.50%	-8.68%	-0.73%
WisdomTree Global ex-U.S. Real Estate/CenterSquare New Economy Real Estate Spliced Index[1]	-31.97%	-35.51%	-15.36%	-8.35%	-0.53%
Dow Jones Global ex-U.S. Select Real Estate Securities/MSCI World Real Estate Investment Trust USD Spliced Benchmark Index	-30.90%	-31.70%	-11.34%	-4.83%	-0.04%
MSCI AC World ex-USA Index	-22.27%	-25.17%	-1.52%	-0.81%	3.01%
*	Returns of less than one year are cumulative.

[1]	WisdomTree Global ex-U.S. Real Estate Index through April 20, 2022; CenterSquare New Economy Real Estate Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The CenterSquare New Economy Real Estate Index is a weighted index that consists of global stocks of real estate companies that have material direct and/or indirect exposure to technology, sciences and/or ecommerce related business models and meet specific screening requirements that consider factors including growth, valuation and leverage criteria.

Correlation is a statistical measure of how two sets of returns move in relation to each other. Correlation coefficients range from -1 to 1. A correlation of 1 means the two subjects of analysis move in lockstep with each other. A correlation of -1 means the two subjects of analysis have moved in exactly the opposite direction.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is a float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate securities in countries outside the U.S.

Factors generally are attributes that are based on its fundamentals or share price behavior.

The FTSE China 50 Index is a capitalization weighted index that is comprised of the 50 largest and most liquid Chinese securities.

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

Momentum is generally characterized by assets with recent price increase trends over time. This term is also associated with the momentum factor which associates these stock characteristics with excess return vs. the market over time.

The MSCI AC World ex-USA Growth Index is comprised of growth stocks in the developed and emerging markets covered by MSCI, excluding the U.S.

The MSCI AC World ex-USA Index is a free float-adjusted market capitalization-weighted index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the U.S.

The MSCI AC World Index is comprised of the world stock market indexes covered by MSCI.

The MSCI China Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the Chinese equity market.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small capitalization equities in the emerging markets.

The MSCI Emerging Markets Value Index captures large and mid cap securities exhibiting overall value style characteristics across 27 Emerging Markets countries.

The MSCI India Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Indian equity market.

The MSCI World Real Estate Investment Trusts Index is a free float-adjusted market capitalization index that captures large and mid cap companies.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree China Dividend ex-Financials Index is comprised of Chinese dividend paying stocks outside the Financials sector.

The WisdomTree China ex-State-Owned Enterprises Index measures the performance of Chinese stocks that are not state-owned enterprises. WisdomTree, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets ex-State-Owned Enterprises Index is a modified market capitalization weighted index that consists of common stocks in emerging markets, excluding common stocks of “state-owned enterprises.” WisdomTree, Inc., as index provider, defines state-owned enterprises as companies with over 20% government ownership.

The WisdomTree Emerging Markets High Dividend Index is comprised of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is comprised of primarily small-capitalization stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Global ex-U.S. Quality Dividend Growth Index is comprised of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Global ex-U.S. Real Estate Index is comprised of companies in developed and emerging markets outside of Canada and the U.S., which WisdomTree classifies as being Global Real Estate securities.

The WisdomTree Global High Dividend Index is comprised of high dividend-paying companies selected from the WisdomTree Global Dividend Index.

The WisdomTree Growth Leaders Index is a modified market capitalization-weighted index that is designed to provide exposure to mid and large-cap companies that are leveraging platform-based business models with high revenue growth.

The WisdomTree India Earnings Index is a fundamentally weighted index that is comprised of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

The WisdomTree India ex-State-Owned Enterprises Index measures the performance of Indian stocks that are not state-owned enterprises. State-owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data

WisdomTree Trust	15

Description of Terms and Indexes (unaudited) (concluded)

have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
BRL	Brazilian real	HUF	Hungary forint	SEK	Swedish krona
CAD	Canadian dollar	IDR	Indonesian rupiah	SGD	Singapore dollar
CLP	Chilean peso	INR	Indian rupee	THB	Thai bhat
CNH	Offshore Chinese renminbi	JPY	Japanese yen	TRY	Turkish new lira
CNY	Chinese yuan	KRW	South Korean won	TWD	New Taiwan dollar
CZK	Czech koruna	MYR	Malaysian ringgit	USD	U.S. Dollar
GBP	British pound	PHP	Philippine peso	ZAR	South African rand
HKD	Hong Kong dollar	PLN	Polish zloty

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

16	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.9%

China – 99.9%

Air Freight & Logistics – 1.1%

SF Holding Co. Ltd., Class A	692,361	$4,585,860

ZTO Express Cayman, Inc.(a)	149,282	3,580,912

Total Air Freight & Logistics		8,166,772

Auto Components – 0.5%

Fuyao Glass Industry Group Co. Ltd., Class A	415,567	2,087,409

Fuyao Glass Industry Group Co. Ltd., Class H(b)	300,900	1,215,115

Minth Group Ltd.	317,200	702,294

Total Auto Components		4,004,818

Automobiles – 5.9%

BYD Co. Ltd., Class A	240,688	8,508,137

BYD Co. Ltd., Class H	398,400	9,866,235

Geely Automobile Holdings Ltd.	2,327,900	3,208,688

Great Wall Motor Co. Ltd., Class A	299,200	1,166,725

Great Wall Motor Co. Ltd., Class H	1,423,400	1,635,571

Li Auto, Inc., ADR*	249,992	5,752,316

NIO, Inc., ADR*	676,725	10,671,953

Niu Technologies, ADR*(a)	13,003	53,312

XPeng, Inc., Class A, ADR*(a)	237,005	2,832,210

Yadea Group Holdings Ltd.(b)	440,200	706,572

Total Automobiles		44,401,719

Banks – 1.2%

China Minsheng Banking Corp. Ltd., Class A	8,094,236	3,848,911

China Minsheng Banking Corp. Ltd., Class H(a)	3,014,900	864,154

Ping An Bank Co. Ltd., Class A	2,406,900	3,997,348

Total Banks		8,710,413

Beverages – 0.8%

JiuGui Liquor Co. Ltd., Class A	69,500	1,224,925

Nongfu Spring Co. Ltd., Class H(a)(b)	887,300	5,148,666

Total Beverages		6,373,591

Biotechnology – 2.1%

Akeso, Inc.*(a)(b)	208,600	576,647

BeiGene Ltd.*	416,700	4,302,416

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	56,885	912,822

Chongqing Zhifei Biological Products Co. Ltd., Class A	250,500	3,036,928

I-Mab, ADR*(a)	18,270	73,263

InnoCare Pharma Ltd.*(a)(b)	317,300	321,750

Innovent Biologics, Inc.*(b)	535,200	1,666,982

Remegen Co. Ltd., Class H*(a)(b)	65,000	315,068

Shenzhen Kangtai Biological Products Co. Ltd., Class A	178,920	760,689

Walvax Biotechnology Co. Ltd., Class A	544,900	2,835,652

Zai Lab Ltd.*(a)	389,430	1,359,301

Total Biotechnology		16,161,518

Building Products – 0.3%

China Lesso Group Holdings Ltd.	494,300	460,303

Xinyi Glass Holdings Ltd.	1,377,000	2,003,254

Total Building Products		2,463,557

Capital Markets – 1.3%

East Money Information Co. Ltd., Class A	3,336,136	8,245,403

Futu Holdings Ltd., ADR*(a)	34,057	1,269,986

Total Capital Markets		9,515,389

Chemicals – 2.2%

Dongyue Group Ltd.	934,900	932,530

Guangzhou Tinci Materials Technology Co. Ltd., Class A	441,700	2,729,821

Hengli Petrochemical Co. Ltd., Class A	586,700	1,392,447

Jiangsu Eastern Shenghong Co. Ltd., Class A	556,700	1,360,291

LB Group Co. Ltd., Class A	391,500	864,917

Rongsheng Petrochemical Co. Ltd., Class A	972,200	1,885,993

Shanghai Putailai New Energy Technology Co. Ltd., Class A	197,600	1,546,619

Shenzhen Capchem Technology Co. Ltd., Class A	167,460	983,739

Sichuan Yahua Industrial Group Co. Ltd., Class A	355,500	1,267,586

Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	120,300	1,118,265

Tongkun Group Co. Ltd., Class A	548,800	1,039,226

Zhejiang Longsheng Group Co. Ltd., Class A	714,700	903,256

Zhejiang Yongtai Technology Co. Ltd., Class A	204,900	659,897

Total Chemicals		16,684,587

Commercial Services & Supplies – 0.0%

China Conch Environment Protection Holdings Ltd.*	664,663	340,380

Communications Equipment – 0.1%

BYD Electronic International Co. Ltd.(a)	369,700	892,943

Construction & Engineering – 0.2%

China Conch Venture Holdings Ltd.	723,163	1,153,391

Construction Materials – 0.4%

Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	438,300	1,621,227

China Jushi Co. Ltd., Class A	715,000	1,321,855

Total Construction Materials		2,943,082

Consumer Finance – 0.2%

360 DigiTech, Inc., ADR	59,768	766,226

Lufax Holding Ltd., ADR	313,596	796,534

Total Consumer Finance		1,562,760

Diversified Consumer Services – 0.4%

Fu Shou Yuan International Group Ltd.	790,700	436,150

New Oriental Education & Technology Group, Inc.*(a)	589,063	1,493,312

TAL Education Group, ADR*	201,951	997,638

Total Diversified Consumer Services		2,927,100

Electrical Equipment – 5.0%

Contemporary Amperex Technology Co. Ltd., Class A	394,959	22,209,536

Gotion High-tech Co. Ltd., Class A	310,900	1,331,404

Ming Yang Smart Energy Group Ltd., Class A	543,800	1,840,597

Sungrow Power Supply Co. Ltd., Class A	318,300	4,938,926

TBEA Co. Ltd., Class A	1,082,800	3,291,315

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2022

Investments	Shares	Value

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	892,115	$1,419,045

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	411,000	476,975

Zhejiang Chint Electrics Co. Ltd., Class A	380,400	1,428,938

Zhuzhou CRRC Times Electric Co. Ltd.	284,100	1,194,321

Total Electrical Equipment		38,131,057

Electronic Equipment, Instruments & Components – 3.4%

AAC Technologies Holdings, Inc.*(a)	400,700	626,836

BOE Technology Group Co. Ltd., Class A	9,825,000	4,506,533

Chaozhou Three-Circle Group Co. Ltd., Class A	381,700	1,394,201

Foxconn Industrial Internet Co. Ltd., Class A	1,421,300	1,698,586

GoerTek, Inc., Class A	767,100	2,851,413

Hollysys Automation Technologies Ltd.	27,670	473,157

Kingboard Holdings Ltd.	309,300	874,719

Lens Technology Co. Ltd., Class A	580,500	751,564

Luxshare Precision Industry Co. Ltd., Class A	1,290,476	5,321,812

Maxscend Microelectronics Co. Ltd., Class A	122,700	1,521,627

Sunny Optical Technology Group Co. Ltd.	362,800	3,473,219

Wingtech Technology Co. Ltd., Class A	209,200	1,398,843

Zhejiang Dahua Technology Co. Ltd., Class A	530,700	956,565

Total Electronic Equipment, Instruments & Components		25,849,075

Energy Equipment & Services – 0.0%

China Common Rich Renewable Energy Investments Ltd.*†(a)	502,000	0

Entertainment – 2.3%

Alibaba Pictures Group Ltd.*	5,688,300	293,477

Bilibili, Inc., Class Z*	99,685	1,518,787

iQIYI, Inc., ADR*(a)	140,368	380,397

Kingsoft Corp. Ltd.	451,400	1,201,832

NetEase, Inc.	777,115	11,731,121

Tencent Music Entertainment Group, ADR*	277,661	1,127,304

XD, Inc.*(a)	105,700	215,442

Zhejiang Century Huatong Group Co. Ltd., Class A*	1,632,900	854,340

Total Entertainment		17,322,700

Food Products – 4.9%

China Feihe Ltd.(b)	1,506,100	1,055,243

Dali Foods Group Co. Ltd.(b)	1,057,700	455,423

Foshan Haitian Flavouring & Food Co. Ltd., Class A	435,956	5,064,541

Guangdong Haid Group Co. Ltd., Class A	232,503	1,965,912

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,628,600	7,534,030

Muyuan Foods Co. Ltd., Class A	702,674	5,373,682

Tingyi Cayman Islands Holding Corp.	901,000	1,554,101

Tongwei Co. Ltd., Class A	742,158	4,888,625

Uni-President China Holdings Ltd.	600,000	503,701

Want Want China Holdings Ltd.	2,436,100	1,592,019

Wens Foodstuffs Group Co. Ltd., Class A*	1,554,500	4,472,173

WH Group Ltd.(b)	4,076,183	2,570,365

Yihai International Holding Ltd.*	182,300	385,506

Total Food Products		37,415,321

Gas Utilities – 0.7%

ENN Energy Holdings Ltd.	401,200	5,366,438

Health Care Equipment & Supplies – 1.7%

Lepu Medical Technology Beijing Co. Ltd., Class A	362,100	1,073,224

Lifetech Scientific Corp.*	1,492,100	496,106

Microport Scientific Corp.*(a)	371,900	640,529

Ovctek China, Inc., Class A	132,500	767,588

Peijia Medical Ltd.*(b)	149,700	117,854

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,180,000	1,587,383

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	185,074	7,762,093

Venus MedTech Hangzhou, Inc., Class H*(a)(b)	97,400	113,904

Total Health Care Equipment & Supplies		12,558,681

Health Care Providers & Services – 0.9%

Aier Eye Hospital Group Co. Ltd., Class A	936,592	3,766,521

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	96,403	857,048

Hygeia Healthcare Holdings Co. Ltd.*(a)(b)	139,100	785,881

Jinxin Fertility Group Ltd.(b)	645,600	316,636

Topchoice Medical Corp., Class A*	64,800	1,163,448

Total Health Care Providers & Services		6,889,534

Health Care Technology – 0.0%

Yidu Tech, Inc.*(a)(b)	216,300	132,813

Hotels, Restaurants & Leisure – 2.7%

H World Group Ltd.	627,870	2,187,575

Haidilao International Holding Ltd.*(a)(b)	581,000	1,139,811

Jiumaojiu International Holdings Ltd.(a)(b)	350,700	575,423

Tongcheng Travel Holdings Ltd.*	498,000	976,981

Trip.com Group Ltd.*	232,377	6,240,216

Yum China Holdings, Inc.	204,256	9,667,436

Total Hotels, Restaurants & Leisure		20,787,442

Household Durables – 2.0%

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,296,800	5,899,052

Haier Smart Home Co. Ltd., Class A	1,185,800	4,120,023

Haier Smart Home Co. Ltd., Class H	1,143,100	3,502,153

TCL Technology Group Corp., Class A	3,553,800	1,809,514

Total Household Durables		15,330,742

Household Products – 0.1%

Blue Moon Group Holdings Ltd.(a)(b)	617,300	435,654

Independent Power & Renewable Electricity Producers – 0.0%

Xinyi Energy Holdings Ltd.(a)	906,000	279,305

Industrial Conglomerates – 0.2%

China Baoan Group Co. Ltd., Class A	632,700	995,756

Fosun International Ltd.	1,107,700	687,206

Total Industrial Conglomerates		1,682,962

Insurance – 4.0%

Ping An Insurance Group Co. of China Ltd., Class A	2,626,194	15,316,994

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2022

Investments	Shares	Value

Ping An Insurance Group Co. of China Ltd., Class H	2,783,900	$13,901,945

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	302,200	677,553

Total Insurance		29,896,492

Interactive Media & Services – 13.6%

Autohome, Inc., Class A(a)	100,340	722,202

Baidu, Inc., Class A*	1,034,780	15,040,752

Hello Group, Inc., ADR	54,796	253,157

JOYY, Inc., ADR	22,607	587,782

Kuaishou Technology*(b)	931,000	6,042,682

Tencent Holdings Ltd.	2,352,000	79,819,208

Weibo Corp., ADR*	34,095	583,024

Total Interactive Media & Services		103,048,807

Internet & Direct Marketing Retail – 20.0%

Alibaba Group Holding Ltd.*	6,701,200	66,543,337

Dada Nexus Ltd., ADR*	35,864	169,637

JD Health International, Inc.*(b)	510,850	2,934,984

JD.com, Inc., Class A	1,030,652	26,075,171

Meituan, Class B*(b)	1,794,300	37,852,212

Pinduoduo, Inc., ADR*	253,117	15,840,062

Ping An Healthcare and Technology Co. Ltd.*(a)(b)	207,200	390,650

Vipshop Holdings Ltd., ADR*	176,294	1,482,633

Total Internet & Direct Marketing Retail		151,288,686

IT Services – 0.4%

Chinasoft International Ltd.*	1,375,200	846,153

Chindata Group Holdings Ltd., ADR*(a)	56,813	459,049

GDS Holdings Ltd., Class A*	435,800	954,886

Kingsoft Cloud Holdings Ltd., ADR*(a)	52,935	105,341

Vnet Group, Inc., ADR*(a)	61,550	338,525

Total IT Services		2,703,954

Life Sciences Tools & Services – 3.5%

Genscript Biotech Corp.*	514,400	1,124,486

Hangzhou Tigermed Consulting Co. Ltd., Class A	162,767	2,081,748

Hangzhou Tigermed Consulting Co. Ltd., Class H(b)	62,900	510,017

Pharmaron Beijing Co. Ltd., Class A	213,650	1,619,798

Pharmaron Beijing Co. Ltd., Class H(b)	114,450	556,220

WuXi AppTec Co. Ltd., Class A	676,447	6,802,282

WuXi AppTec Co. Ltd., Class H(b)	204,395	1,652,105

Wuxi Biologics Cayman, Inc.*(b)	2,007,400	12,121,270

Total Life Sciences Tools & Services		26,467,926

Machinery – 1.9%

Haitian International Holdings Ltd.	318,400	605,171

Jiangsu Hengli Hydraulic Co. Ltd., Class A	120,300	764,072

Sany Heavy Equipment International Holdings Co. Ltd.	489,600	477,756

Sany Heavy Industry Co. Ltd., Class A	1,838,048	3,578,562

Shenzhen Inovance Technology Co. Ltd., Class A	587,400	4,738,485

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	316,200	2,098,346

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	505,800	1,745,324

Total Machinery		14,007,716

Marine – 0.2%

SITC International Holdings Co. Ltd.	725,000	1,341,036

Media – 0.4%

China Literature Ltd.*(a)(b)	194,000	549,880

Focus Media Information Technology Co. Ltd., Class A	2,957,124	2,289,659

Total Media		2,839,539

Metals & Mining – 1.4%

China Hongqiao Group Ltd.	998,600	826,877

Ganfeng Lithium Co. Ltd., Class A	350,020	3,674,421

Ganfeng Lithium Co. Ltd., Class H(a)(b)	207,940	1,384,077

GEM Co. Ltd., Class A	1,401,000	1,450,296

Zhejiang Huayou Cobalt Co. Ltd., Class A	370,750	3,345,988

Total Metals & Mining		10,681,659

Oil, Gas & Consumable Fuels – 0.4%

Guanghui Energy Co. Ltd., Class A	1,453,300	2,503,317

United Energy Group Ltd.(a)	4,529,000	519,255

Total Oil, Gas & Consumable Fuels		3,022,572

Paper & Forest Products – 0.3%

Chengxin Lithium Group Co. Ltd., Class A	195,600	1,282,938

Lee & Man Paper Manufacturing Ltd.(a)	1,205,300	386,929

Nine Dragons Paper Holdings Ltd.	950,100	590,643

Total Paper & Forest Products		2,260,510

Personal Products – 0.2%

Hengan International Group Co. Ltd.	296,400	1,325,321

Pharmaceuticals – 1.9%

Asymchem Laboratories Tianjin Co. Ltd., Class A	72,447	1,409,481

CanSino Biologics, Inc., Class H(a)(b)	54,200	307,598

China Medical System Holdings Ltd.	589,000	703,057

Hansoh Pharmaceutical Group Co. Ltd.(b)	496,100	784,922

Jiangsu Hengrui Medicine Co. Ltd., Class A	1,107,168	5,451,084

Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	50,676

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	344,304	1,427,607

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(a)	249,400	604,922

Sino Biopharmaceutical Ltd.	5,225,150	2,456,185

Zhejiang NHU Co. Ltd., Class A	494,860	1,540,288

Total Pharmaceuticals		14,735,820

Real Estate Management & Development – 2.0%

A-Living Smart City Services Co. Ltd.(b)	261,000	206,808

Agile Group Holdings Ltd.*(a)	781,800	183,252

CIFI Ever Sunshine Services Group Ltd.(a)	386,000	143,584

CIFI Holdings Group Co. Ltd.(a)	2,320,040	236,440

Country Garden Holdings Co. Ltd.(a)	3,931,936	911,620

Country Garden Services Holdings Co. Ltd.	914,300	1,346,426

Evergrande Property Services Group Ltd.*†(a)(b)	1,795,500	410,969

Gemdale Corp., Class A	1,233,500	1,988,023

Greentown Service Group Co. Ltd.	671,800	449,299

Guangzhou R&F Properties Co. Ltd., Class H*(a)	1,014,300	171,852

Jinke Smart Services Group Co. Ltd., Class H(a)	547,400	829,827

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2022

Investments	Shares	Value

KE Holdings, Inc., ADR*	288,982	$5,062,964

KWG Group Holdings Ltd.*	582,900	72,028

Longfor Group Holdings Ltd.(b)	835,700	2,400,672

Powerlong Real Estate Holdings Ltd.(a)	724,300	73,815

Seazen Group Ltd.*	769,000	180,252

Shimao Group Holdings Ltd.*†(a)	561,400	160,913

Shimao Services Holdings Ltd.*(a)(b)	414,400	88,160

Sunac China Holdings Ltd.*†(a)	1,592,600	405,763

Sunac Services Holdings Ltd.(a)(b)	415,719	104,328

Zhenro Properties Group Ltd.*(a)	1,034,800	32,956

Total Real Estate Management & Development		15,459,951

Semiconductors & Semiconductor Equipment – 4.2%

Daqo New Energy Corp., ADR*	23,927	1,270,045

Flat Glass Group Co. Ltd., Class H*(a)	203,700	495,633

GigaDevice Semiconductor, Inc., Class A	192,926	2,537,022

Hangzhou First Applied Material Co. Ltd., Class A	160,180	1,195,315

Hangzhou Silan Microelectronics Co. Ltd., Class A	269,300	1,210,673

JA Solar Technology Co. Ltd., Class A	287,700	2,584,363

JCET Group Co. Ltd., Class A	403,300	1,212,307

JinkoSolar Holding Co. Ltd., ADR*(a)	15,995	885,963

LONGi Green Energy Technology Co. Ltd., Class A	1,780,268	11,963,928

SG Micro Corp., Class A	75,650	1,495,035

Will Semiconductor Co. Ltd., Class A	232,166	2,609,492

Xinyi Solar Holdings Ltd.	2,326,765	2,463,142

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	193,600	1,836,296

Total Semiconductors & Semiconductor Equipment		31,759,214

Software – 1.7%

360 Security Technology, Inc., Class A	920,000	838,810

Agora, Inc., ADR*	38,248	138,840

Beijing Kingsoft Office Software, Inc., Class A	62,432	1,761,178

Glodon Co. Ltd., Class A	273,475	1,750,372

Hundsun Technologies, Inc., Class A	461,310	2,192,940

Kingdee International Software Group Co. Ltd.*	1,353,700	1,772,766

Ming Yuan Cloud Group Holdings Ltd.(a)	411,400	243,699

Sangfor Technologies, Inc., Class A	67,700	949,622

Thunder Software Technology Co. Ltd., Class A	92,300	1,366,928

Weimob, Inc.*(a)(b)	955,000	338,208

Yonyou Network Technology Co. Ltd., Class A	634,913	1,567,433

Total Software		12,920,796

Specialty Retail – 0.5%

China Meidong Auto Holdings Ltd.	260,912	412,811

China Yongda Automobiles Services Holdings Ltd.	645,900	346,404

GOME Retail Holdings Ltd.*(a)	7,257,800	135,912

Pop Mart International Group Ltd.(a)(b)	370,500	681,540

Topsports International Holdings Ltd.(b)	1,507,200	1,061,774

Zhongsheng Group Holdings Ltd.	291,100	1,162,561

Total Specialty Retail		3,801,002

Technology Hardware, Storage & Peripherals – 0.1%

Shenzhen Transsion Holdings Co. Ltd., Class A	78,443	639,942

Textiles, Apparel & Luxury Goods – 2.6%

ANTA Sports Products Ltd.	622,100	6,593,552

Li Ning Co. Ltd.	1,239,500	9,489,796

Shenzhou International Group Holdings Ltd.	398,100	3,111,305

Xtep International Holdings Ltd.(a)	766,200	815,013

Total Textiles, Apparel & Luxury Goods		20,009,666
TOTAL COMMON STOCKS (Cost: $1,217,530,781)		756,694,353

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%

United States – 1.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $9,176,539)	9,176,539	9,176,539

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $1,226,707,320)		765,870,892

Other Assets less Liabilities – (1.1)%		(8,478,866)

NET ASSETS – 100.0%		$757,392,026
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $977,645, which represents 0.13% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,800,703 and the total market value of the collateral held by the Fund was $28,606,708. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $19,430,169.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/5/2022	139,979	USD	1,098,810	HKD	$1	$—
Citibank NA	10/11/2022	594,364	USD	4,237,352	CNH	—	(6)
JP Morgan Chase Bank NA	10/3/2022	95,538	USD	750,000	HKD	—	(4)
						$1	$(10)

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Energy Equipment & Services	$—	$—	$0	*	$0
Real Estate Management & Development	14,482,306	—	977,645	*	15,459,951
Other	741,234,402	—	—		741,234,402
Investment of Cash Collateral for Securities Loaned	—	9,176,539	—		9,176,539
Total Investments in Securities	$755,716,708	$9,176,539	$977,645		$765,870,892
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1	$—		$1
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(10)	$—		$(10)
Total – Net	$755,716,708	$9,176,530	$977,645		$765,870,883

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 100.2%

Brazil – 4.5%

Ambev SA	3,160,219	$9,079,528

Americanas SA	375,689	1,179,400

Atacadao SA	426,970	1,525,894

B3 SA – Brasil Bolsa Balcao	4,889,257	11,796,372

BR Malls Participacoes SA	1,392,244	2,427,293

BRF SA*	556,816	1,325,936

CCR SA	857,993	1,987,604

Cia Siderurgica Nacional SA	630,232	1,482,117

Cosan SA	835,694	2,685,296

Embraer SA*	427,920	921,687

Energisa SA	91,862	711,445

Equatorial Energia SA	406,414	2,021,231

Grupo De Moda Soma SA	349,890	861,650

Hapvida Participacoes e Investimentos SA(a)	2,740,456	3,835,428

Hypera SA	242,294	1,982,216

Localiza Rent a Car SA	629,462	7,109,429

Locaweb Servicos de Internet SA*(a)	374,455	623,071

Lojas Renner SA	752,152	3,872,807

Magazine Luiza SA*	1,604,686	1,329,117

Marfrig Global Foods SA	183,443	334,744

Natura & Co. Holding SA	651,034	1,772,970

Pet Center Comercio e Participacoes SA	327,804	616,354

Petro Rio SA*	399,579	2,033,780

Raia Drogasil SA	1,031,018	4,332,721

Rede D’Or Sao Luiz SA(a)	489,975	2,692,265

Rumo SA	896,099	3,061,632

Sendas Distribuidora SA	663,943	2,154,284

Sul America SA	264,076	1,077,034

Suzano SA	498,612	4,102,209

TOTVS SA	430,304	2,334,955

Transmissora Alianca de Energia Eletrica SA	132,989	957,675

Ultrapar Participacoes SA	921,774	1,999,022

Via SA*	864,005	509,568

Vibra Energia SA	761,834	2,429,655

WEG SA	1,184,464	7,038,219

YDUQS Participacoes SA	285,465	762,633

Total Brazil		94,967,241

Chile – 0.4%

Banco de Chile	36,771,242	3,269,331

Banco Santander Chile	52,803,109	1,864,220

Empresas CMPC SA	430,740	662,386

Enel Americas SA	7,867,668	837,742

Enel Chile SA	40,808,638	1,192,392

Falabella SA	341,086	687,203

Total Chile		8,513,274

China – 28.6%

360 DigiTech, Inc., ADR	47,475	608,629

A-Living Smart City Services Co. Ltd.(a)	210,000	166,397

AAC Technologies Holdings, Inc.*(b)	305,000	477,127

Agora, Inc., ADR*	1,473	5,347

Aier Eye Hospital Group Co. Ltd., Class A	480,747	1,933,332

Airtac International Group(b)	76,390	1,761,236

Akeso, Inc.*(a)	253,000	699,385

Alibaba Group Holding Ltd.*	6,032,032	59,898,457

Alibaba Pictures Group Ltd.*	15,420,000	795,564

ANTA Sports Products Ltd.	673,300	7,136,213

Asymchem Laboratories Tianjin Co. Ltd., Class A	45,280	880,938

Autohome, Inc., Class A(b)	82,972	597,195

Baidu, Inc., Class A*	916,770	13,325,451

BeiGene Ltd.*(b)	449,400	4,640,043

Beijing Kingsoft Office Software, Inc., Class A	34,629	976,868

Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	122,367	452,623

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	42,040	674,607

Bilibili, Inc., Class Z*	74,614	1,136,809

BOE Technology Group Co. Ltd., Class A	3,480,200	1,596,299

BYD Co. Ltd., Class A	149,974	5,301,466

BYD Co. Ltd., Class H	313,500	7,763,717

BYD Electronic International Co. Ltd.(b)	276,500	667,835

CanSino Biologics, Inc., Class H(a)(b)	45,000	255,385

Chaozhou Three-Circle Group Co. Ltd., Class A	220,500	805,400

Chengxin Lithium Group Co. Ltd., Class A	150,100	984,504

China Baoan Group Co. Ltd., Class A	532,600	838,217

China Common Rich Renewable Energy Investments Ltd.*†	102,000	0

China Conch Environment Protection Holdings Ltd.*	1,487,900	761,966

China Conch Venture Holdings Ltd.	791,400	1,262,223

China Feihe Ltd.(a)	1,449,000	1,015,236

China Hongqiao Group Ltd.	815,500	675,263

China Jushi Co. Ltd., Class A	468,900	866,878

China Lesso Group Holdings Ltd.	758,000	705,866

China Literature Ltd.*(a)(b)	172,000	487,522

China Medical System Holdings Ltd.	995,000	1,187,678

China Meidong Auto Holdings Ltd.	356,288	563,714

China Minsheng Banking Corp. Ltd., Class A	7,553,679	3,591,869

China Minsheng Banking Corp. Ltd., Class H(b)	4,097,000	1,174,314

China Yongda Automobiles Services Holdings Ltd.	742,500	398,212

Chinasoft International Ltd.*	944,000	580,838

Chongqing Zhifei Biological Products Co. Ltd., Class A	127,200	1,542,105

Contemporary Amperex Technology Co. Ltd., Class A	238,617	13,418,033

Country Garden Holdings Co. Ltd.(b)	4,122,935	955,903

Country Garden Services Holdings Co. Ltd.	841,000	1,238,482

Dada Nexus Ltd., ADR*	11,765	55,648

Daqo New Energy Corp., ADR*	19,856	1,053,956

Dongyue Group Ltd.	808,000	805,952

East Money Information Co. Ltd., Class A	2,094,061	5,175,562

ENN Energy Holdings Ltd.	423,300	5,662,047

Evergrande Property Services Group Ltd.*†(a)(b)	2,120,500	485,358

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares	Value

Focus Media Information Technology Co. Ltd., Class A	2,564,300	$1,985,501

Foshan Haitian Flavouring & Food Co. Ltd., Class A	265,839	3,088,276

Futu Holdings Ltd., ADR*(b)	29,893	1,114,710

Fuyao Glass Industry Group Co. Ltd., Class A	291,082	1,462,116

Ganfeng Lithium Co. Ltd., Class A	213,820	2,244,628

Ganfeng Lithium Co. Ltd., Class H(a)(b)	116,800	777,437

GDS Holdings Ltd., Class A*	383,052	839,309

Geely Automobile Holdings Ltd.	2,375,000	3,273,609

GEM Co. Ltd., Class A	959,200	992,951

Gemdale Corp., Class A	1,374,700	2,215,594

Genscript Biotech Corp.*	590,000	1,289,749

GigaDevice Semiconductor, Inc., Class A	87,600	1,151,961

GOME Retail Holdings Ltd.*(b)	1,376,000	25,767

Gotion High-tech Co. Ltd., Class A	211,200	904,447

Great Wall Motor Co. Ltd., Class H	1,497,700	1,720,946

Gree Electric Appliances, Inc. of Zhuhai, Class A	478,600	2,177,118

Greentown Service Group Co. Ltd.	1,176,000	786,507

Guangdong Haid Group Co. Ltd., Class A	101,200	855,689

Guanghui Energy Co. Ltd., Class A	1,112,200	1,915,771

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	69,300	616,095

Guangzhou Tinci Materials Technology Co. Ltd., Class A	252,300	1,559,280

H World Group Ltd.	594,570	2,071,554

Haidilao International Holding Ltd.*(a)(b)	452,300	887,326

Haier Smart Home Co. Ltd., Class A	651,400	2,263,268

Haier Smart Home Co. Ltd., Class H	797,800	2,444,246

Hangzhou First Applied Material Co. Ltd., Class A	72,160	538,481

Hangzhou Silan Microelectronics Co. Ltd., Class A	151,100	679,289

Hangzhou Tigermed Consulting Co. Ltd., Class A	114,500	1,464,426

Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	606,000	958,805

Hello Group, Inc., ADR	60,569	279,829

Hengan International Group Co. Ltd.	447,000	1,998,713

Hengli Petrochemical Co. Ltd., Class A	212,500	504,338

Hollysys Automation Technologies Ltd.	44,116	754,384

Hundsun Technologies, Inc., Class A	277,871	1,320,922

I-Mab, ADR*	1,801	7,222

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	472,100	2,183,971

Innovent Biologics, Inc.*(a)	473,000	1,473,248

iQIYI, Inc., ADR*(b)	119,207	323,051

JA Solar Technology Co. Ltd., Class A	134,580	1,208,910

JCET Group Co. Ltd., Class A	212,400	638,468

JD Health International, Inc.*(a)	431,100	2,476,797

JD.com, Inc., Class A	989,759	25,040,591

Jiangsu Eastern Shenghong Co. Ltd., Class A	298,100	728,404

Jiangsu Hengli Hydraulic Co. Ltd., Class A	67,800	430,624

Jiangsu Hengrui Medicine Co. Ltd., Class A	810,313	3,989,534

Jinke Smart Services Group Co. Ltd., Class H(b)	368,600	558,777

JinkoSolar Holding Co. Ltd., ADR*(b)	16,470	912,273

Jinxin Fertility Group Ltd.(a)	542,500	266,070

JiuGui Liquor Co. Ltd., Class A	42,000	740,243

Jiumaojiu International Holdings Ltd.(a)(b)	402,000	659,596

JOYY, Inc., ADR	17,793	462,618

Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	7,880

KE Holdings, Inc., ADR*	199,054	3,487,426

Kingboard Holdings Ltd.	529,500	1,497,459

Kingdee International Software Group Co. Ltd.*	1,345,000	1,761,373

Kingsoft Cloud Holdings Ltd., ADR*(b)	11,368	22,622

Kingsoft Corp. Ltd.	568,400	1,513,339

Kuaishou Technology*(a)	634,500	4,118,240

LB Group Co. Ltd., Class A	239,500	529,113

Lee & Man Paper Manufacturing Ltd.	1,271,000	408,020

Lens Technology Co. Ltd., Class A	352,018	455,752

Lepu Medical Technology Beijing Co. Ltd., Class A	257,200	762,312

Li Auto, Inc., ADR*	249,712	5,745,873

Li Ning Co. Ltd.	1,238,000	9,478,312

Lifetech Scientific Corp.*	1,444,000	480,113

Longfor Group Holdings Ltd.(a)	845,500	2,428,824

LONGi Green Energy Technology Co. Ltd., Class A	970,772	6,523,875

Lufax Holding Ltd., ADR	240,213	610,141

Luxshare Precision Industry Co. Ltd., Class A	627,000	2,585,694

Maxscend Microelectronics Co. Ltd., Class A	67,700	839,561

Meituan, Class B*(a)	1,636,900	34,531,732

Microport Scientific Corp.*(b)	294,500	507,222

Ming Yang Smart Energy Group Ltd., Class A	270,200	914,545

Ming Yuan Cloud Group Holdings Ltd.(b)	298,000	176,525

Minth Group Ltd.	328,000	726,205

Muyuan Foods Co. Ltd., Class A	445,476	3,406,767

NetEase, Inc.	784,330	11,840,037

New Oriental Education & Technology Group, Inc.*(b)	475,936	1,206,528

Nine Dragons Paper Holdings Ltd.	711,000	442,003

NIO, Inc., ADR*	599,320	9,451,276

Nongfu Spring Co. Ltd., Class H(a)	1,288,800	7,478,419

Ovctek China, Inc., Class A	114,400	662,733

Pharmaron Beijing Co. Ltd., Class A	104,100	789,239

Pinduoduo, Inc., ADR*	228,503	14,299,718

Ping An Bank Co. Ltd., Class A	2,443,026	4,057,346

Ping An Healthcare and Technology Co. Ltd.*(a)(b)	194,700	367,082

Ping An Insurance Group Co. of China Ltd., Class A	1,587,200	9,257,173

Ping An Insurance Group Co. of China Ltd., Class H	2,366,500	11,817,577

Pop Mart International Group Ltd.(a)(b)	278,400	512,121

Rongsheng Petrochemical Co. Ltd., Class A	348,000	675,093

Sangfor Technologies, Inc., Class A	42,500	596,144

Sany Heavy Industry Co. Ltd., Class A	1,438,636	2,800,932

SF Holding Co. Ltd., Class A	283,473	1,877,586

SG Micro Corp., Class A	53,800	1,063,224

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares	Value

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,732,600	$2,330,763

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	572,500	1,388,604

Shanghai Putailai New Energy Technology Co. Ltd., Class A	106,200	831,230

Shenzhen Capchem Technology Co. Ltd., Class A	99,920	586,977

Shenzhen Inovance Technology Co. Ltd., Class A	270,000	2,178,058

Shenzhen Kangtai Biological Products Co. Ltd., Class A	112,600	478,725

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	154,100	6,463,029

Shenzhen Transsion Holdings Co. Ltd., Class A	45,753	373,255

Shenzhou International Group Holdings Ltd.	447,100	3,494,259

Sichuan Yahua Industrial Group Co. Ltd., Class A	268,400	957,018

Sino Biopharmaceutical Ltd.	5,903,000	2,774,821

SITC International Holdings Co. Ltd.	679,000	1,255,950

Sunac China Holdings Ltd.*†(b)	1,722,000	438,732

Sungrow Power Supply Co. Ltd., Class A	172,000	2,668,851

Sunny Optical Technology Group Co. Ltd.	347,000	3,321,959

Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	74,000	687,877

TBEA Co. Ltd., Class A	621,500	1,889,132

TCL Technology Group Corp., Class A	3,646,900	1,856,918

Tencent Holdings Ltd.	2,533,600	85,982,119

Tencent Music Entertainment Group, ADR*	240,067	974,672

Thunder Software Technology Co. Ltd., Class A	59,900	887,096

Tingyi Cayman Islands Holding Corp.	1,376,000	2,373,411

Tongcheng Travel Holdings Ltd.*	837,600	1,643,211

Tongkun Group Co. Ltd., Class A	383,400	726,019

Tongwei Co. Ltd., Class A	515,958	3,398,636

Topchoice Medical Corp., Class A*	41,900	752,292

Topsports International Holdings Ltd.(a)	1,227,000	864,382

Trip.com Group Ltd.*	191,620	5,145,734

United Energy Group Ltd.(b)	5,192,000	595,269

Venus MedTech Hangzhou, Inc., Class H*(a)(b)	212,500	248,506

Vipshop Holdings Ltd., ADR*	168,673	1,418,540

Vnet Group, Inc., ADR*(b)	13,853	76,191

Walvax Biotechnology Co. Ltd., Class A	362,200	1,884,884

Want Want China Holdings Ltd.	2,785,000	1,820,030

Weimob, Inc.*(a)(b)	970,000	343,520

Wens Foodstuffs Group Co. Ltd., Class A*	707,500	2,035,421

WH Group Ltd.(a)	5,701,230	3,595,089

Will Semiconductor Co. Ltd., Class A	112,040	1,259,304

Wingtech Technology Co. Ltd., Class A	90,170	602,934

WuXi AppTec Co. Ltd., Class A	495,073	4,978,403

Wuxi Biologics Cayman, Inc.*(a)	1,710,000	10,325,482

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	175,200	1,162,651

XD, Inc.*(b)	88,600	180,588

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	805,600	1,281,430

Xinyi Glass Holdings Ltd.	1,678,000	2,441,147

Xinyi Solar Holdings Ltd.	2,253,753	2,385,850

XPeng, Inc., Class A, ADR*(b)	120,923	1,445,030

Xtep International Holdings Ltd.(b)	636,000	676,518

Yidu Tech, Inc.*(a)(b)	58,800	36,104

Yihai International Holding Ltd.*	195,000	412,362

Yonyou Network Technology Co. Ltd., Class A	383,100	945,773

Yum China Holdings, Inc.	191,805	9,078,131

Zai Lab Ltd.*	313,290	1,093,536

Zhejiang Century Huatong Group Co. Ltd., Class A*	1,028,000	537,854

Zhejiang Chint Electrics Co. Ltd., Class A	212,600	798,612

Zhejiang Dahua Technology Co. Ltd., Class A	297,100	535,511

Zhejiang Huayou Cobalt Co. Ltd., Class A	181,970	1,642,264

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	115,400	1,094,569

Zhejiang Longsheng Group Co. Ltd., Class A	715,800	904,646

Zhejiang NHU Co. Ltd., Class A	351,880	1,095,252

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	315,000	1,086,946

Zhejiang Yongtai Technology Co. Ltd., Class A	136,000	437,999

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	259,600	582,041

Zhongsheng Group Holdings Ltd.	209,500	836,676

Zhuzhou CRRC Times Electric Co. Ltd.	212,400	892,903

ZTO Express Cayman, Inc.(b)	73,512	1,763,374

Total China		609,275,334

Czech Republic – 0.0%

Moneta Money Bank AS(a)	281,590	792,612

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	266,291	1,483,562

OTP Bank Nyrt	142,537	2,610,044

Total Hungary		4,093,606

India – 22.0%

Aarti Industries Ltd.	209,090	1,914,937

Aavas Financiers Ltd.*	23,663	652,053

Adani Green Energy Ltd.*	200,803	5,580,436

Adani Total Gas Ltd.	146,945	6,032,781

Adani Transmission Ltd.*	133,326	5,391,630

Alkem Laboratories Ltd.	23,209	934,965

APL Apollo Tubes Ltd.	103,169	1,316,447

Apollo Hospitals Enterprise Ltd.	84,713	4,564,539

Ashok Leyland Ltd.	1,819,393	3,413,965

Asian Paints Ltd.	281,452	11,563,919

Astral Ltd.	108,274	2,971,267

Atul Ltd.	21,401	2,373,909

AU Small Finance Bank Ltd.(a)	216,678	1,649,231

Aurobindo Pharma Ltd.	177,592	1,114,654

Avenue Supermarts Ltd.*(a)	100,821	5,436,381

Axis Bank Ltd.	1,272,517	11,468,901

Bajaj Finance Ltd.	156,187	14,083,973

Bajaj Finserv Ltd.	154,312	3,183,596

Bandhan Bank Ltd.*(a)	427,221	1,400,066

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares	Value

Bata India Ltd.	2,403	$53,804

Bharat Forge Ltd.	281,856	2,409,685

Bharti Airtel Ltd.	1,431,925	14,079,646

Biocon Ltd.	142,581	509,936

Britannia Industries Ltd.	82,278	3,886,830

Carborundum Universal Ltd.	94,140	1,037,318

CG Power & Industrial Solutions Ltd.*	447,341	1,296,087

Cholamandalam Investment and Finance Co. Ltd.	159,451	1,435,135

Cipla Ltd.	328,798	4,506,302

Coforge Ltd.	12,137	501,578

Crompton Greaves Consumer Electricals Ltd.	470,723	2,383,378

Cummins India Ltd.	89,744	1,319,222

Cyient Ltd.	60,581	590,460

Dalmia Bharat Ltd.	53,173	1,044,489

Deepak Nitrite Ltd.	28,248	706,970

Divi’s Laboratories Ltd.	93,288	4,248,868

Dr. Lal PathLabs Ltd.(a)	16,667	516,034

Dr. Reddy’s Laboratories Ltd.	79,121	4,216,836

Eicher Motors Ltd.	41,807	1,886,862

Emami Ltd.	188,590	1,169,078

Escorts Kubota Ltd.	62,850	1,643,887

Exide Industries Ltd.	22,977	44,329

Federal Bank Ltd.	1,258,182	1,836,593

Fortis Healthcare Ltd.*	299,763	973,524

Gland Pharma Ltd.*(a)	18,259	469,733

Godrej Consumer Products Ltd.*	297,498	3,329,476

Godrej Properties Ltd.*	114,733	1,683,806

Grasim Industries Ltd.	229,849	4,732,104

Happiest Minds Technologies Ltd.	36,326	443,831

Havells India Ltd.	61,531	1,019,992

HCL Technologies Ltd.	690,187	7,910,092

HDFC Life Insurance Co. Ltd.(a)	581,568	3,792,108

Hero MotoCorp Ltd.	93,513	2,930,297

Hindustan Unilever Ltd.	510,107	16,907,890

Housing Development Finance Corp. Ltd.	1,013,266	28,494,944

ICICI Bank Ltd., ADR	1,375,641	28,847,192

ICICI Lombard General Insurance Co. Ltd.(a)	178,630	2,527,680

ICICI Prudential Life Insurance Co. Ltd.(a)	329,188	2,128,258

IDFC First Bank Ltd.*	2,043,147	1,251,989

Indiabulls Housing Finance Ltd.*	242,248	353,614

IndiaMart InterMesh Ltd.(a)	7,324	401,337

Indian Hotels Co. Ltd.	298,498	1,217,090

Indus Towers Ltd.	720,983	1,749,919

Info Edge India Ltd.	44,064	2,091,099

Infosys Ltd., ADR	1,670,123	28,341,987

Ipca Laboratories Ltd.	105,304	1,184,409

Jindal Steel & Power Ltd.	255,702	1,347,169

JSW Steel Ltd.	355,512	2,760,365

Jubilant Foodworks Ltd.	151,093	1,156,536

Kajaria Ceramics Ltd.	65,410	965,175

Kotak Mahindra Bank Ltd.	655,069	14,648,841

Laurus Labs Ltd.(a)	199,689	1,259,236

Lupin Ltd.	197,601	1,651,346

Mahindra & Mahindra Financial Services Ltd.	303,812	691,829

Mahindra & Mahindra Ltd.	416,109	6,486,802

Maruti Suzuki India Ltd.	80,504	8,736,207

Max Financial Services Ltd.*	165,207	1,548,678

Max Healthcare Institute Ltd.*	155,377	779,069

Motherson Sumi Wiring India Ltd.	1,327,004	1,427,303

Mphasis Ltd.	32,514	834,380

Navin Fluorine International Ltd.	30,347	1,675,252

Nestle India Ltd.	26,260	6,179,898

Page Industries Ltd.	5,100	3,176,317

Persistent Systems Ltd.	27,673	1,102,549

PI Industries Ltd.	67,804	2,499,041

Piramal Enterprises Ltd.	115,013	1,221,862

Piramal Pharma Ltd.*†	470,344	1,266,903

RBL Bank Ltd.*(a)	375,911	525,620

Reliance Industries Ltd., GDR(a)	68,435	4,003,447

Reliance Industries Ltd., GDR(a)(b)	845,204	49,444,434

Samvardhana Motherson International Ltd.	1,099,296	1,472,912

Shriram Transport Finance Co. Ltd.	129,268	1,902,920

Sun Pharmaceutical Industries Ltd.	699,348	8,155,209

Sundaram Finance Ltd.	101,268	2,815,792

Supreme Industries Ltd.	86,785	2,275,898

Tata Chemicals Ltd.	84,679	1,149,941

Tata Consumer Products Ltd.	370,296	3,654,426

Tata Elxsi Ltd.	15,074	1,585,470

Tata Motors Ltd.*	1,055,988	5,251,951

Tata Steel Ltd.	5,839,172	7,127,485

Tech Mahindra Ltd.	408,764	5,067,892

Titan Co. Ltd.	172,341	5,522,772

Torrent Pharmaceuticals Ltd.	120,161	2,303,998

Trent Ltd.	136,244	2,378,162

Tube Investments of India Ltd.	53,624	1,808,983

UltraTech Cement Ltd.	88,521	6,806,382

United Spirits Ltd.*	281,006	2,909,499

Vedanta Ltd.	890,490	2,956,031

Vodafone Idea Ltd.*	5,816,969	629,238

Voltas Ltd.	235,379	2,622,692

Wipro Ltd.	853,894	4,138,200

Zee Entertainment Enterprises Ltd.	721,814	2,290,515

Total India		469,367,975

Indonesia – 2.8%

Astra International Tbk PT	16,335,600	7,107,099

Bank Central Asia Tbk PT	44,279,200	24,862,069

Bank Jago Tbk PT*	3,215,900	1,393,856

Barito Pacific Tbk PT	20,480,400	1,069,244

Chandra Asri Petrochemical Tbk PT	22,354,300	3,523,252

Charoen Pokphand Indonesia Tbk PT	7,645,600	2,836,818

Elang Mahkota Teknologi Tbk PT	37,851,400	3,778,304

Indocement Tunggal Prakarsa Tbk PT	2,266,500	1,414,004

Kalbe Farma Tbk PT	21,847,100	2,625,526

Merdeka Copper Gold Tbk PT*	8,400,100	2,173,462

Sarana Menara Nusantara Tbk PT	28,203,900	2,287,428

Sumber Alfaria Trijaya Tbk PT	16,562,000	2,599,454

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares	Value

Tower Bersama Infrastructure Tbk PT	5,002,000	$929,612

United Tractors Tbk PT	1,360,200	2,932,101

Total Indonesia		59,532,229

Malaysia – 1.4%

AMMB Holdings Bhd	5,389,900	4,533,235

Genting Malaysia Bhd	4,004,000	2,409,135

Hartalega Holdings Bhd	2,154,000	771,111

Hong Leong Bank Bhd	1,780,808	7,872,884

Inari Amertron Bhd	2,823,400	1,534,390

Malaysian Pacific Industries Bhd	111,800	692,933

MR DIY Group M Bhd(a)	2,633,800	1,118,953

My EG Services Bhd	4,033,052	739,292

Nestle Malaysia Bhd	52,900	1,488,775

Press Metal Aluminium Holdings Bhd	5,926,200	5,163,219

QL Resources Bhd	1,746,025	1,875,179

Top Glove Corp. Bhd	3,624,300	488,503

VS Industry Bhd	3,439,200	719,436

Total Malaysia		29,407,045

Mexico – 2.6%

Alfa SAB de CV, Class A	3,951,083	2,519,104

Alsea SAB de CV*	437,983	790,471

America Movil SAB de CV, Series L	8,527,196	7,052,456

Banco del Bajio SA(a)	779,208	1,972,870

Cemex SAB de CV, Series CPO*	8,140,573	2,809,677

Controladora Vuela Cia de Aviacion SAB de CV, Class A*(b)	538,160	380,854

Corp. Inmobiliaria Vesta SAB de CV(b)	812,594	1,516,276

Fibra Uno Administracion SA de CV	2,802,525	2,889,287

Fomento Economico Mexicano SAB de CV	1,184,205	7,433,562

Grupo Aeroportuario del Centro Norte SAB de CV(b)	129,756	817,739

Grupo Aeroportuario del Pacifico SAB de CV, Class B	217,279	2,750,634

Grupo Aeroportuario del Sureste SAB de CV, Class B	67,114	1,323,989

Grupo Bimbo SAB de CV, Series A	1,472,535	5,197,355

Grupo Elektra SAB de CV(b)	358	18,362

Grupo Financiero Banorte SAB de CV, Class O	1,216,228	7,822,087

Grupo Televisa SAB, Series CPO	1,349,487	1,463,077

Megacable Holdings SAB de CV, Series CPO	563,444	1,137,116

Sitios Latinoamerica SAB de CV*(b)	426,359	190,624

Wal-Mart de Mexico SAB de CV(b)	1,774,485	6,250,741

Total Mexico		54,336,281

Philippines – 0.7%

ACEN Corp.	173,610	16,584

Ayala Corp.	53,790	565,196

Ayala Land, Inc.	2,697,500	1,051,392

Globe Telecom, Inc.	10,235	354,406

JG Summit Holdings, Inc.	1,278,840	917,275

Jollibee Foods Corp.	506,200	1,977,310

PLDT, Inc.	151,735	3,903,051

SM Investments Corp.	332,465	4,111,507

SM Prime Holdings, Inc.	1,991,300	1,022,399

Universal Robina Corp.	863,860	1,679,830

Total Philippines		15,598,950

Poland – 0.6%

Allegro.eu SA*(a)	296,258	1,292,342

Asseco Poland SA	101,756	1,424,666

Bank Polska Kasa Opieki SA	93,754	1,152,231

CCC SA*	5,063	38,073

CD Projekt SA(b)	60,392	1,225,203

Cyfrowy Polsat SA	442,889	1,439,232

LPP SA	1,272	2,007,540

Orange Polska SA	908,785	953,498

Santander Bank Polska SA	55,139	2,198,192

Total Poland		11,730,977

Russia – 0.0%

Evraz PLC†	757,034	0

HeadHunter Group PLC, ADR†	35,535	0

Lukoil PJSC, ADR†	474,585	0

Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	101,979	0

Mobile TeleSystems PJSC, ADR†	777,676	0

Novatek PJSC†	1,138,580	0

Novolipetsk Steel PJSC†(c)	948,540	0

Ozon Holdings PLC, ADR*†(b)	43,104	0

PhosAgro PJSC†	44,010	0

Polymetal International PLC	354,651	772,001

Polyus PJSC†	37,656	0

Severstal PAO, GDR†(c)	123,722	0

Sistema PJSFC*†	4,256,200	0

Surgutneftegas PJSC†	7,201,040	0

VK Co. Ltd., GDR*†	167,707	0

X5 Retail Group NV, GDR†(c)	166,238	0

Yandex NV, Class A*†	402,553	0

Total Russia		772,001

South Africa – 4.4%

Absa Group Ltd.(b)	489,570	4,811,392

Anglo American Platinum Ltd.	17,718	1,270,018

AngloGold Ashanti Ltd.	220,738	3,066,444

Aspen Pharmacare Holdings Ltd.(b)	239,782	1,791,511

AVI Ltd.	390,973	1,583,688

Barloworld Ltd.	85,845	440,724

Bid Corp. Ltd.(b)	225,490	3,498,185

Capitec Bank Holdings Ltd.	54,181	4,681,769

Clicks Group Ltd.	183,491	2,914,416

Discovery Ltd.*	285,383	1,666,170

FirstRand Ltd.	3,315,896	11,206,428

Gold Fields Ltd.	487,334	3,998,186

Growthpoint Properties Ltd.	3,747,808	2,458,570

Impala Platinum Holdings Ltd.	402,873	3,803,336

Investec Ltd.	166,778	664,792

Motus Holdings Ltd.(b)	113,433	724,368

Mr. Price Group Ltd.	81,933	787,715

MultiChoice Group	229,178	1,474,594

Naspers Ltd., Class N	115,787	14,581,141

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares	Value

Nedbank Group Ltd.	353,158	$3,924,873

Ninety One Ltd.	103,474	201,392

Northam Platinum Holdings Ltd.*	145,915	1,273,270

Old Mutual Ltd.(b)	1,267,268	689,602

Pick n Pay Stores Ltd.	339,326	1,047,478

Redefine Properties Ltd.	2,525,677	498,882

Sanlam Ltd.	1,022,029	2,933,731

Shoprite Holdings Ltd.(b)	305,354	3,686,675

Sibanye Stillwater Ltd.	1,471,264	3,439,021

Standard Bank Group Ltd.	867,149	6,947,807

Tiger Brands Ltd.	122,779	1,157,528

Vodacom Group Ltd.	193,129	1,311,848

Woolworths Holdings Ltd.(b)	219,519	745,919

Total South Africa		93,281,473

South Korea – 13.2%

AfreecaTV Co. Ltd.	5,806	258,099

Alteogen, Inc.*	17,377	550,812

Amorepacific Corp.(b)	18,909	1,348,094

Bioneer Corp.*	14,686	254,570

BNC Korea Co. Ltd.*(b)	26,598	116,193

Celltrion Healthcare Co. Ltd.	50,407	2,388,757

Celltrion Pharm, Inc.*	10,481	469,583

Celltrion, Inc.	52,814	6,478,547

Coway Co. Ltd.	53,575	2,018,377

CS Wind Corp.(b)	12,373	524,947

Daejoo Electronic Materials Co. Ltd.(b)	7,922	437,988

DB HiTek Co. Ltd.	21,808	569,322

DB Insurance Co. Ltd.	53,491	2,063,817

DGB Financial Group, Inc.	131,977	642,958

Dongsuh Cos., Inc.	56,206	817,142

Doosan Enerbility Co. Ltd.*	157,424	1,567,968

Doosan Fuel Cell Co. Ltd.*	27,325	546,233

Douzone Bizon Co. Ltd.	11,686	254,842

E-Mart, Inc.	16,073	942,563

Ecopro BM Co. Ltd.	27,877	1,716,617

Ecopro Co. Ltd.	9,257	748,609

Eubiologics Co. Ltd.*	18,018	146,718

Fila Holdings Corp.	36,668	802,201

GeneOne Life Science, Inc.*	38,591	256,788

Genexine, Inc.*(b)	13,364	213,439

Green Cross Corp.	4,451	384,216

GS Engineering & Construction Corp.	100,548	1,584,789

GS Holdings Corp.	70,962	2,068,299

Hana Financial Group, Inc.	200,855	4,976,801

Hanmi Pharm Co. Ltd.	8,739	1,398,777

Hanmi Science Co. Ltd.(b)	26,214	578,075

Hanon Systems	204,480	1,189,120

Hansol Chemical Co. Ltd.	4,490	533,515

Hanwha Solutions Corp.*	83,871	2,766,975

HD Hyundai Co. Ltd.	66,641	2,519,940

HL Mando Co. Ltd.	40,825	1,265,526

HLB Life Science Co. Ltd.*(b)	64,366	575,861

HLB, Inc.*(b)	52,468	1,571,436

HYBE Co. Ltd.*	8,022	756,951

Hyundai Glovis Co. Ltd.	16,169	1,836,487

Hyundai Motor Co.	64,663	7,977,228

Hyundai Steel Co.	65,533	1,287,116

Kakao Corp.	153,591	6,129,899

Kakao Games Corp.*(b)	15,344	457,414

KB Financial Group, Inc.	216,718	6,619,540

Kia Corp.	141,513	7,111,753

Korea Investment Holdings Co. Ltd.	15,795	524,402

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	17,625	898,066

Korean Air Lines Co. Ltd.*	292,997	4,525,920

Kumho Petrochemical Co. Ltd.	6,306	509,082

L&F Co. Ltd.*(b)	8,872	1,101,946

LEENO Industrial, Inc.	5,906	513,942

LG Chem Ltd.	22,337	8,368,373

LG Corp.	61,105	3,160,530

LG Electronics, Inc.	59,427	3,264,809

LG H&H Co. Ltd.	4,777	2,113,539

LG Innotek Co. Ltd.	10,628	2,031,703

Lotte Chemical Corp.	9,607	966,945

Lotte Corp.	69,744	1,867,055

Macquarie Korea Infrastructure Fund	305,273	2,507,135

Mezzion Pharma Co. Ltd.*	15,279	146,842

NAVER Corp.	71,392	9,655,659

NCSoft Corp.	9,049	2,188,407

Netmarble Corp.(a)	24,027	861,526

OCI Co. Ltd.	8,023	510,305

Osstem Implant Co. Ltd.(b)	6,445	519,402

Pearl Abyss Corp.*(b)	28,197	919,403

POSCO Chemical Co. Ltd.	21,954	2,301,740

POSCO Holdings, Inc.	42,949	6,334,129

Samsung Biologics Co. Ltd.*(a)	8,754	4,937,777

Samsung Electro-Mechanics Co. Ltd.	35,814	2,803,640

Samsung Electronics Co. Ltd.	2,372,448	88,052,694

Samsung Engineering Co. Ltd.*	57,706	917,601

Samsung Fire & Marine Insurance Co. Ltd.	16,318	2,098,631

Samsung Heavy Industries Co. Ltd.*	230,940	857,127

Samsung Life Insurance Co. Ltd.	50,870	2,218,696

Samsung SDI Co. Ltd.	28,740	10,968,086

Samsung SDS Co. Ltd.	26,231	2,108,454

Seegene, Inc.(b)	25,640	480,291

Shin Poong Pharmaceutical Co. Ltd.*	15,802	219,794

Shinhan Financial Group Co. Ltd.	197,294	4,619,661

Shinsegae, Inc.	7,698	1,242,915

SK Chemicals Co. Ltd.	9,558	607,939

SK Hynix, Inc.	262,997	15,275,775

SK Innovation Co. Ltd.*	27,735	2,781,836

SK Square Co. Ltd.*	54,388	1,374,241

SK Telecom Co. Ltd.	84,235	2,990,940

SM Entertainment Co. Ltd.	11,524	570,280

Wemade Co. Ltd.	6,387	204,463

Yuhan Corp.	12,390	470,243

Total South Korea		281,316,846

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares	Value

Switzerland – 0.1%

Mediclinic International PLC	343,977	$1,882,902

Taiwan – 15.6%

Accton Technology Corp.	375,000	3,218,605

Alchip Technologies Ltd.(b)	41,000	1,119,626

AP Memory Technology Corp.(b)	81,000	390,343

ASE Technology Holding Co. Ltd.	2,333,062	5,886,115

Asia Cement Corp.	728,000	903,436

ASMedia Technology, Inc.(b)	24,000	501,937

Asustek Computer, Inc.(b)	456,000	3,360,862

AUO Corp.	6,384,000	2,955,835

Capital Securities Corp.(b)	2,414,000	802,158

Catcher Technology Co. Ltd.(b)	580,000	3,151,280

Cathay Financial Holding Co. Ltd.(b)	5,530,854	6,959,514

Chailease Holding Co. Ltd.	976,737	5,614,492

Cheng Shin Rubber Industry Co. Ltd.	3,566,000	4,009,770

Chroma ATE, Inc.	316,000	1,791,552

CTBC Financial Holding Co. Ltd.	10,904,672	6,817,781

Delta Electronics, Inc.	1,044,500	8,323,365

E.Sun Financial Holding Co. Ltd.	6,738,292	5,465,086

Elite Semiconductor Microelectronics Technology, Inc.	254,000	510,416

ENNOSTAR, Inc.	420,000	548,332

Evergreen Marine Corp. Taiwan Ltd.	652,800	3,001,947

Far Eastern International Bank(b)	3,373,717	1,179,510

Far Eastern New Century Corp.	3,398,080	3,462,405

Feng TAY Enterprise Co. Ltd.	419,000	2,085,168

Formosa Chemicals & Fibre Corp.	2,978,000	6,481,458

Formosa Petrochemical Corp.	1,646,000	4,297,880

Formosa Plastics Corp.	1,268,000	3,458,654

Fubon Financial Holding Co. Ltd.(b)	4,928,118	7,745,538

Genius Electronic Optical Co. Ltd.(b)	81,000	881,461

Giant Manufacturing Co. Ltd.	120,000	776,717

Great Wall Enterprise Co. Ltd.	11,592	16,248

Hiwin Technologies Corp.	126,752	706,640

Hon Hai Precision Industry Co. Ltd.	6,042,068	19,411,350

Hotai Motor Co. Ltd.	194,000	3,495,165

Innolux Corp.	7,813,000	2,571,604

ITEQ Corp.	168,000	309,553

King Yuan Electronics Co. Ltd.(b)	1,411,000	1,368,824

Kinsus Interconnect Technology Corp.(b)	112,000	328,073

Largan Precision Co. Ltd.	62,000	3,270,969

Lien Hwa Industrial Holdings Corp.	84,105	134,307

Lite-On Technology Corp.	975,000	1,959,274

Macronix International Co. Ltd.(b)	1,233,000	1,209,737

MediaTek, Inc.(b)	784,000	13,606,224

Merida Industry Co. Ltd.(b)	83,000	471,873

Micro-Star International Co. Ltd.(b)	701,000	2,373,539

momo.com, Inc.(b)	37,200	625,683

Nan Ya Plastics Corp.(b)	3,835,000	8,080,932

Nan Ya Printed Circuit Board Corp.(b)	105,000	625,059

Novatek Microelectronics Corp.(b)	388,000	2,676,368

Pegatron Corp.	1,272,000	2,343,759

President Chain Store Corp.	96,000	854,200

Quanta Computer, Inc.(b)	1,774,000	4,302,435

Realtek Semiconductor Corp.	307,000	2,610,791

Shanghai Commercial & Savings Bank Ltd.	2,269,000	3,516,167

TA Chen Stainless Pipe(b)	547,610	651,978

Taishin Financial Holding Co. Ltd.	2,232,494	963,343

Taiwan Cement Corp.(b)	5,165,768	5,499,479

Taiwan Mobile Co. Ltd.	114,000	343,267

Taiwan Semiconductor Manufacturing Co. Ltd.	9,010,000	119,758,733

Tong Hsing Electronic Industries Ltd.	134,000	700,620

Uni-President Enterprises Corp.(b)	1,595,160	3,381,343

Unimicron Technology Corp.(b)	754,000	2,790,482

United Microelectronics Corp.*(b)	5,929,000	6,676,171

Voltronic Power Technology Corp.	36,000	1,593,121

Walsin Lihwa Corp.(b)	961,977	1,227,127

Walsin Technology Corp.(b)	282,000	661,722

Wan Hai Lines Ltd.(b)	791,750	1,665,845

Winbond Electronics Corp.	2,867,000	1,783,466

Wisdom Marine Lines Co. Ltd.	425,000	692,069

Wiwynn Corp.(b)	69,000	1,756,024

Yageo Corp.(b)	311,396	2,638,367

Yieh Phui Enterprise Co. Ltd.(b)	807,350	342,022

Yuanta Financial Holding Co. Ltd.	9,577,817	5,897,708

Zhen Ding Technology Holding Ltd.(b)	420,000	1,402,249

Total Taiwan		332,995,153

Thailand – 2.4%

Advanced Info Service PCL, NVDR	400,100	2,068,385

B Grimm Power PCL, NVDR	1,261,800	1,128,997

Bangkok Expressway & Metro PCL, NVDR(b)	9,247,500	2,255,488

BTS Group Holdings PCL, NVDR	14,814,800	3,259,884

Bumrungrad Hospital PCL, NVDR	723,900	4,356,450

Carabao Group PCL, NVDR(b)	350,000	791,026

Central Pattana PCL, NVDR	433,600	750,064

Central Retail Corp. PCL, NVDR	2,777,283	2,908,343

CP ALL PCL, NVDR	2,349,400	3,503,546

Delta Electronics Thailand PCL, NVDR	302,900	5,251,766

Energy Absolute PCL, NVDR(b)	1,913,400	4,476,605

Gulf Energy Development PCL, NVDR	4,602,400	6,405,779

Hana Microelectronics PCL, NVDR(b)	443,900	432,485

Home Product Center PCL, NVDR	6,459,800	2,311,964

Indorama Ventures PCL, NVDR	747,500	772,866

Intouch Holdings PCL, NVDR	1,811,000	3,492,849

KCE Electronics PCL, NVDR(b)	298,000	341,689

Minor International PCL, NVDR*	1,186,300	833,429

Muangthai Capital PCL, NVDR	937,500	900,964

Osotspa PCL, NVDR	2,265,300	1,636,517

True Corp. PCL, NVDR	16,422,600	2,198,678

Total Thailand		50,077,774

Turkey – 0.4%

Akbank TAS	3,165,941	1,928,067

BIM Birlesik Magazalar AS	516,958	3,226,369

Enka Insaat ve Sanayi AS(b)	2,926,352	2,669,288

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

Investments	Shares		Value

Turkiye Garanti Bankasi AS(b)	1,418,889		$1,487,122

Total Turkey			9,310,846

United Kingdom – 0.3%

Avast PLC*†	570,679		4,687,031

Investec PLC(b)	585,753		2,358,656

Total United Kingdom			7,045,687
TOTAL COMMON STOCKS (Cost: $2,800,687,321)			2,134,298,206

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 10/31/22*	1,931		3,927

Philippines – 0.0%

Globe Telecom, Inc., expiring 10/7/22*	780		4,657
TOTAL RIGHTS (Cost: $0)			8,584

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24*
(Cost: $45,084)	3,280,857	INR	39,307

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%

United States – 0.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)
(Cost: $19,740,558)	19,740,558		19,740,558

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $2,820,472,963)			2,154,086,655

Other Assets less Liabilities – (1.1)%			(22,801,788)

NET ASSETS – 100.0%			$2,131,284,867
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $6,878,024, which represents 0.32% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $102,016,376. The Fund also had securities on loan having a total market value of $17,882 that were sold and pending settlement. The total market value of the collateral held by the Fund was $115,538,208. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $95,797,650.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/3/2022	107,782	USD	500,000	MYR	$—	$(46)
State Street Bank and Trust	10/3/2022	157,853	USD	6,000,000	THB	—	(1,214)
						$—	$(1,260)

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$608,351,244	$—	$924,090	*	$609,275,334
India	468,101,072	—	1,266,903	*	469,367,975
Russia	772,001	—	0	*	772,001
Taiwan	327,467,714	5,527,439	—		332,995,153
United Kingdom	2,358,656	—	4,687,031	*	7,045,687
Other	714,842,056	—	—		714,842,056
Rights
Philippines	—	4,657	—		4,657
Brazil	3,927	—	—		3,927
Corporate Bonds	—	39,307	—		39,307
Investment of Cash Collateral for Securities Loaned	—	19,740,558	—		19,740,558
Total Investments in Securities	$2,121,896,670	$25,311,961	$6,878,024		$2,154,086,655
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,260)	$—		$(1,260)
Total – Net	$2,121,896,670	$25,310,701	$6,878,024		$2,154,085,395
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.2%

Brazil – 20.0%

B3 SA – Brasil Bolsa Balcao	5,277,667	$12,733,493

Banco Bradesco SA	1,135,869	3,425,132

Banco do Brasil SA	1,253,617	8,927,836

Banco Santander Brasil SA	264,541	1,483,897

BB Seguridade Participacoes SA	404,504	1,987,053

BrasilAgro – Co. Brasileira de Propriedades Agricolas	121,192	676,668

Camil Alimentos SA	155,323	272,519

Centrais Eletricas Brasileiras SA	555,773	4,415,276

Cia Brasileira de Distribuicao	367,404	1,317,094

Cia de Saneamento de Minas Gerais-COPASA	286,517	699,229

Cia de Saneamento do Parana	286,739	909,172

Cia Energetica de Minas Gerais	488,626	1,463,479

Cia Paranaense de Energia	347,885	398,770

Cia Siderurgica Nacional SA	1,046,876	2,461,940

CPFL Energia SA	856,448	5,345,625

CSN Mineracao SA	1,004,416	614,662

Cyrela Brazil Realty SA Empreendimentos e Participacoes	812,861	2,757,703

EDP – Energias do Brasil SA	559,861	2,259,587

Engie Brasil Energia SA	696,890	4,961,726

Grendene SA	623,686	815,231

JBS SA	1,712,815	7,954,725

JHSF Participacoes SA	320,940	439,087

Marfrig Global Foods SA	722,825	1,319,002

Minerva SA	677,478	1,570,680

Petroleo Brasileiro SA	11,900,220	72,780,587

Porto Seguro SA	117,901	460,587

Romi SA	99,048	323,211

Sul America SA	201,729	822,752

SYN prop e tech SA	165,990	150,067

Telefonica Brasil SA	757,180	5,668,158

Transmissora Alianca de Energia Eletrica SA	1,048,059	7,547,242

Unipar Carbocloro SA	17,481	277,235

Vale SA	11,324,690	150,832,555

Vibra Energia SA	2,286,839	7,293,227

Total Brazil		315,365,207

Chile – 0.7%

CAP SA	238,305	1,557,297

Cencosud SA	4,999,376	6,393,164

Empresas CMPC SA	2,557,011	3,932,139

Total Chile		11,882,600

China – 26.3%

Agricultural Bank of China Ltd., Class A	8,131,800	3,262,233

Agricultural Bank of China Ltd., Class H	25,609,000	7,666,486

Anhui Conch Cement Co. Ltd., Class A	564,000	2,279,211

Anhui Conch Cement Co. Ltd., Class H	1,187,500	3,766,768

Bank of Beijing Co. Ltd., Class A	3,137,149	1,808,586

Bank of China Ltd., Class A	4,551,300	1,972,678

Bank of China Ltd., Class H	100,923,000	33,041,454

Bank of Communications Co. Ltd., Class A	4,831,600	3,131,087

Bank of Communications Co. Ltd., Class H	17,576,000	9,269,499

Bank of Jiangsu Co. Ltd., Class A	1,454,670	1,518,098

Bank of Nanjing Co. Ltd., Class A	627,000	925,221

Bank of Shanghai Co. Ltd., Class A	1,553,800	1,275,009

Beijing Enterprises Water Group Ltd.	3,988,000	919,538

C&D International Investment Group Ltd.	792,214	2,043,635

Central China New Life Ltd.	350,000	111,021

China CITIC Bank Corp. Ltd., Class H	9,524,000	3,785,383

China Communications Services Corp. Ltd., Class H	1,950,000	655,805

China Construction Bank Corp., Class A	588,500	455,667

China Construction Bank Corp., Class H	96,911,054	56,048,636

China Everbright Bank Co. Ltd., Class A	3,161,300	1,250,481

China Everbright Environment Group Ltd.	3,748,000	1,556,514

China Galaxy Securities Co. Ltd., Class H	2,593,500	1,199,303

China Hongqiao Group Ltd.	3,676,500	3,044,274

China Life Insurance Co. Ltd., Class H	6,439,000	8,251,868

China Merchants Port Holdings Co. Ltd.	2,372,000	2,982,413

China Merchants Securities Co. Ltd., Class H(a)(b)	535,400	463,792

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	699,182	1,602,524

China Minsheng Banking Corp. Ltd., Class A	4,380,300	2,082,887

China National Building Material Co. Ltd., Class H	5,002,000	3,829,606

China Pacific Insurance Group Co. Ltd., Class A	448,000	1,277,549

China Pacific Insurance Group Co. Ltd., Class H	1,161,600	2,139,739

China Petroleum & Chemical Corp., Class A	4,000,700	2,407,440

China Petroleum & Chemical Corp., Class H	43,416,000	18,638,699

China Railway Group Ltd., Class H	4,292,000	2,105,020

China Reinsurance Group Corp., Class H	4,684,000	289,397

China Resources Land Ltd.	2,834,000	11,155,633

China Risun Group Ltd.	1,358,000	531,097

China Shenhua Energy Co. Ltd., Class A	929,600	4,125,673

China Shenhua Energy Co. Ltd., Class H	8,099,000	24,194,136

China Vanke Co. Ltd., Class A	1,860,100	4,652,109

China Vanke Co. Ltd., Class H	2,425,700	4,418,847

Chongqing Water Group Co. Ltd., Class A	449,100	320,644

CIFI Holdings Group Co. Ltd.(b)	6,299,280	641,973

CITIC Ltd.	8,808,000	8,303,189

CITIC Telecom International Holdings Ltd.	3,956,000	1,280,047

Consun Pharmaceutical Group Ltd.	894,000	382,660

COSCO Shipping Development Co. Ltd., Class H	2,927,000	369,142

COSCO Shipping Energy Transportation Co. Ltd., Class H*(b)	1,554,000	1,292,707

CSC Financial Co. Ltd., Class H(a)	273,500	209,047

Datang International Power Generation Co. Ltd., Class H*	4,168,000	796,443

Excellence Commercial Property & Facilities Management Group Ltd.	463,000	162,200

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2022

Investments	Shares	Value

Fangda Special Steel Technology Co. Ltd., Class A	819,600	$693,237

FAW Jiefang Group Co. Ltd., Class A	355,800	358,338

Fufeng Group Ltd.	1,189,000	607,382

Fujian Sunner Development Co. Ltd., Class A	202,200	549,097

Gemdale Corp., Class A	1,230,709	1,983,525

Genertec Universal Medical Group Co. Ltd.(a)	1,030,000	527,472

Greenland Holdings Corp. Ltd., Class A*	967,054	378,458

Greenland Hong Kong Holdings Ltd.	493,000	33,914

Guangdong Investment Ltd.	3,476,000	2,785,264

Guotai Junan Securities Co. Ltd., Class H(a)(b)	963,400	1,023,549

Haitong Securities Co. Ltd., Class A	1,156,300	1,404,594

Haitong Securities Co. Ltd., Class H	2,445,600	1,296,029

Henan Shuanghui Investment & Development Co. Ltd., Class A	438,200	1,503,457

Hengan International Group Co. Ltd.	842,000	3,764,914

Hisense Home Appliances Group Co. Ltd., Class H	487,000	442,338

Huadian Power International Corp. Ltd., Class H(b)	6,690,000	2,445,929

Huaibei Mining Holdings Co. Ltd., Class A	233,089	550,914

Huaxin Cement Co. Ltd., Class A	236,200	554,954

Industrial & Commercial Bank of China Ltd., Class A	4,194,500	2,559,362

Industrial & Commercial Bank of China Ltd., Class H	73,392,823	34,406,246

Industrial Bank Co. Ltd., Class A	1,487,600	3,474,263

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	818,600	451,260

Jiangsu Expressway Co. Ltd., Class H	2,919,727	2,190,753

Jiangsu Zhongnan Construction Group Co. Ltd., Class A*	1,483,900	482,897

Jizhong Energy Resources Co. Ltd., Class A	416,600	423,662

JNBY Design Ltd.	411,500	402,069

Kingboard Holdings Ltd.	1,032,000	2,918,559

Kingfa Sci & Tech Co. Ltd., Class A	374,600	492,871

Lakala Payment Co. Ltd., Class A*	127,800	245,233

Lee & Man Paper Manufacturing Ltd.	2,207,000	708,498

Livzon Pharmaceutical Group, Inc., Class H	210,900	528,734

Longfor Group Holdings Ltd.(a)	1,696,000	4,872,011

Lonking Holdings Ltd.	4,591,000	672,575

Maanshan Iron & Steel Co. Ltd., Class H	680,000	141,199

Nanjing Iron & Steel Co. Ltd., Class A	1,488,200	569,884

New China Life Insurance Co. Ltd., Class H	197,000	375,936

PetroChina Co. Ltd., Class H	41,684,000	17,098,623

PICC Property & Casualty Co. Ltd., Class H	4,564,000	4,732,667

Ping An Insurance Group Co. of China Ltd., Class A	1,020,300	5,950,790

Ping An Insurance Group Co. of China Ltd., Class H	2,921,000	14,586,581

Poly Developments and Holdings Group Co. Ltd., Class A	1,806,000	4,559,870

Poly Property Group Co. Ltd.	4,699,000	838,049

Postal Savings Bank of China Co. Ltd., Class A	1,396,700	873,776

Postal Savings Bank of China Co. Ltd., Class H(a)(b)	1,757,000	1,036,307

Powerlong Real Estate Holdings Ltd.(b)	2,228,000	227,060

Qingdao Port International Co. Ltd., Class H(a)	2,524,000	1,080,350

RiseSun Real Estate Development Co. Ltd., Class A*	1,306,300	430,599

Shaanxi Coal Industry Co. Ltd., Class A	926,500	2,959,175

Shanghai Industrial Holdings Ltd.	857,000	927,974

Shanghai Pudong Development Bank Co. Ltd., Class A	1,976,300	1,951,586

Shenzhen Expressway Corp. Ltd., Class H	1,598,000	1,168,489

Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,126,600	760,111

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	200,800	611,485

Shougang Fushan Resources Group Ltd.	4,376,739	1,276,797

Sino-Ocean Group Holding Ltd.	7,275,000	759,946

Sinopec Engineering Group Co. Ltd., Class H	2,921,000	1,172,136

Sinopec Kantons Holdings Ltd.	1,322,000	365,449

Sinotrans Ltd., Class H	1,498,000	377,844

SITC International Holdings Co. Ltd.	2,655,000	4,910,967

Tech-Bank Food Co. Ltd., Class A*	519,800	495,072

Tian Lun Gas Holdings Ltd.	667,000	293,144

Tianli International Holdings Ltd.*(b)	1,792,000	328,728

Tingyi Cayman Islands Holding Corp.	2,190,000	3,777,449

Uni-President China Holdings Ltd.	1,756,000	1,474,164

Xiamen C & D, Inc., Class A	461,800	897,152

Xinyi Glass Holdings Ltd.	3,236,000	4,707,719

Yango Group Co. Ltd., Class A*	1,234,900	337,776

Yankuang Energy Group Co. Ltd., Class H(b)	1,362,000	4,953,579

Yuexiu Transport Infrastructure Ltd.	1,506,000	612,000

Zhejiang Expressway Co. Ltd., Class H	1,918,000	1,307,189

Total China		414,553,048

Hong Kong – 0.1%

Kingboard Laminates Holdings Ltd.(b)	906,500	816,438

Perfect Medical Health Management Ltd.	1,257,000	534,832

Wasion Holdings Ltd.	1,118,000	283,420

Total Hong Kong		1,634,690

India – 7.5%

Ambuja Cements Ltd.	1,281,924	8,124,768

Bharat Petroleum Corp. Ltd.	3,780,741	14,165,361

CESC Ltd.	1,349,497	1,282,293

Coal India Ltd.	1,958,080	5,108,741

Gujarat Pipavav Port Ltd.	362,174	387,990

Hindustan Petroleum Corp. Ltd.	1,755,457	4,667,480

Indiabulls Housing Finance Ltd.*	315,614	460,708

IRCON International Ltd.(a)	687,686	333,905

ITC Ltd.	5,357,447	21,877,278

Mindspace Business Parks REIT(a)	379,311	1,698,411

NHPC Ltd.	5,759,683	2,527,566

NMDC Ltd.	1,902,035	2,986,862

NTPC Ltd.	8,075,459	15,847,907

Oracle Financial Services Software Ltd.	43,145	1,581,782

Petronet LNG Ltd.	1,418,459	3,485,502

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2022

Investments	Shares	Value

Power Finance Corp. Ltd.	1,793,038	$2,305,457

Power Grid Corp. of India Ltd.	6,950,340	18,129,557

PTC India Ltd.	520,897	491,435

Rail Vikas Nigam Ltd.	1,516,595	628,254

REC Ltd.	1,334,351	1,541,820

SJVN Ltd.	1,495,710	570,880

Vedanta Ltd.	3,006,612	9,980,616

Total India		118,184,573

Indonesia – 2.0%

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	6,751,725	600,794

Hanjaya Mandala Sampoerna Tbk PT	14,596,100	872,267

Indocement Tunggal Prakarsa Tbk PT	3,352,700	2,091,653

Indofood Sukses Makmur Tbk PT	4,379,700	1,732,897

Puradelta Lestari Tbk PT	37,535,500	423,977

Telkom Indonesia Persero Tbk PT	81,334,300	23,822,097

Unilever Indonesia Tbk PT	5,544,700	1,758,720

Total Indonesia		31,302,405

Malaysia – 2.8%

Astro Malaysia Holdings Bhd	4,991,500	823,485

British American Tobacco Malaysia Bhd	241,600	534,573

Bursa Malaysia Bhd	623,500	835,009

Eco World Development Group Bhd	2,077,300	273,270

Hartalega Holdings Bhd	3,624,000	1,297,356

Malayan Banking Bhd	11,086,483	20,513,700

MISC Bhd	1,542,300	2,248,425

Petronas Gas Bhd	1,386,100	4,932,208

Public Bank Bhd	9,964,900	9,090,258

Sime Darby Bhd	5,755,800	2,656,332

Uchi Technologies Bhd	679,000	475,900

Total Malaysia		43,680,516

Mexico – 3.9%

Alpek SAB de CV(b)	790,982	1,026,320

Arca Continental SAB de CV	921,284	6,644,516

Banco del Bajio SA(a)	735,593	1,862,441

Coca-Cola Femsa SAB de CV	936,854	5,482,512

Corp. Inmobiliaria Vesta SAB de CV	1,310,978	2,446,246

Fibra Uno Administracion SA de CV	7,086,749	7,306,145

Grupo Aeroportuario del Pacifico SAB de CV, Class B	630,946	7,987,433

Grupo Mexico SAB de CV, Series B	7,654,647	25,932,341

Kimberly-Clark de Mexico SAB de CV, Class A(b)	1,995,466	2,670,545

Regional SAB de CV	150,938	852,219

Total Mexico		62,210,718

Philippines – 0.5%

DMCI Holdings, Inc.	8,530,300	1,439,056

LT Group, Inc.	4,671,100	658,137

Manila Electric Co.	340,880	1,529,236

PLDT, Inc.	116,884	3,006,585

Semirara Mining & Power Corp.	1,759,700	1,170,632

Total Philippines		7,803,646

Poland – 0.5%

Ciech SA	50,876	327,362

Polski Koncern Naftowy Orlen SA	437,780	4,745,645

Powszechny Zaklad Ubezpieczen SA	659,929	3,094,544

Total Poland		8,167,551

Russia – 0.0%

Evraz PLC†	2,288,532	0

Magnit PJSC†	200,621	0

Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	298,929	0

MMC Norilsk Nickel PJSC†	148,532	0

Mobile TeleSystems PJSC, ADR†	1,549,581	0

Novolipetsk Steel PJSC†(c)	5,213,400	0

PhosAgro PJSC†	97,648	0

Polyus PJSC†	35,479	0

Sberbank of Russia PJSC*†	9,700,476	0

Severstal PAO, GDR†(c)	775,843	0

Tatneft PJSC†	1,374,967	0

Total Russia		0

South Africa – 7.0%

AECI Ltd.	206,868	993,110

African Rainbow Minerals Ltd.(b)	293,649	3,995,162

Anglo American Platinum Ltd.	105,810	7,584,409

Astral Foods Ltd.	50,647	544,387

AVI Ltd.	673,390	2,727,656

Cashbuild Ltd.(b)	102,179	1,131,374

Coronation Fund Managers Ltd.	476,689	796,758

DRDGOLD Ltd.(b)	738,480	405,142

Equites Property Fund Ltd.	1,418,286	1,270,519

Exxaro Resources Ltd.(b)	1,018,109	11,467,286

Gold Fields Ltd.	882,931	7,243,743

Impala Platinum Holdings Ltd.(b)	2,015,350	19,025,981

JSE Ltd.	89,612	504,191

Kumba Iron Ore Ltd.	156,538	3,377,946

MultiChoice Group	806,389	5,188,528

Oceana Group Ltd.	167,312	495,815

Resilient REIT Ltd.	642,763	1,714,512

Royal Bafokeng Platinum Ltd.	433,068	3,458,761

Sanlam Ltd.	1,067,281	3,063,626

Sibanye Stillwater Ltd.	7,115,301	16,631,732

SPAR Group Ltd.	374,322	2,985,828

Tiger Brands Ltd.	193,658	1,825,757

Truworths International Ltd.(b)	1,033,202	2,865,774

Vodacom Group Ltd.	1,591,593	10,811,054

Total South Africa		110,109,051

South Korea – 4.2%

Daishin Securities Co. Ltd.	39,626	380,833

DGB Financial Group, Inc.	96,684	471,019

DN Automotive Corp.	6,686	287,871

Dongsung Chemical Co. Ltd.	108,150	348,859

GS Holdings Corp.	90,498	2,637,706

Hana Financial Group, Inc.	183,881	4,556,218

Hansol Paper Co. Ltd.	37,814	396,456

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2022

Investments	Shares	Value

Hyundai Motor Securities Co. Ltd.	43,102	$292,830

iMarketKorea, Inc.	52,546	381,966

Industrial Bank of Korea	76,395	508,339

JB Financial Group Co. Ltd.	115,393	561,358

KB Financial Group, Inc.	240,355	7,341,521

KCC Glass Corp.	22,523	628,919

Koentec Co. Ltd.	60,559	343,282

Korea Asset In Trust Co. Ltd.	119,612	257,918

Korean Reinsurance Co.	76,058	417,317

KT Corp., ADR(b)	397,743	4,860,420

KT&G Corp.	267,404	16,185,914

Kumho E&C Co. Ltd.	49,912	260,253

Kyobo Securities Co. Ltd.	42,046	166,632

Kyungdong Pharm Co. Ltd.	32,168	160,986

LG Uplus Corp.	244,901	1,840,138

Macquarie Korea Infrastructure Fund	895,491	7,354,455

Meritz Fire & Marine Insurance Co. Ltd.	42,754	881,557

Meritz Securities Co. Ltd.	395,787	1,016,647

NH Investment & Securities Co. Ltd.	137,973	866,972

Orion Holdings Corp.	30,387	314,341

Samsung Card Co. Ltd.	14,734	311,013

Samsung Securities Co. Ltd.	58,744	1,262,583

Shinhan Financial Group Co. Ltd.	322,357	7,548,025

SSANGYONG C&E Co. Ltd.	180,548	740,768

TS Corp.	169,066	305,470

Woori Financial Group, Inc.	302,314	2,260,963

Total South Korea		66,149,549

Taiwan – 20.0%

AcBel Polytech, Inc.(b)	397,000	351,997

Acer, Inc.(b)	4,450,000	3,069,545

Arcadyan Technology Corp.(b)	280,000	840,467

Asia Cement Corp.(b)	7,166,000	8,892,891

ASROCK, Inc.(b)	75,000	201,502

Asustek Computer, Inc.(b)	2,136,000	15,742,984

C Sun Manufacturing Ltd.	381,470	546,691

Capital Securities Corp.	2,354,000	782,220

Catcher Technology Co. Ltd.(b)	1,489,000	8,090,097

Cathay Financial Holding Co. Ltd.(b)	7,579,000	9,536,711

Cathay Real Estate Development Co. Ltd.	681,000	344,264

Charoen Pokphand Enterprise	560,500	1,403,501

Cheng Loong Corp.(b)	1,339,000	1,121,843

Cheng Uei Precision Industry Co. Ltd.	614,000	655,599

Chicony Electronics Co. Ltd.	1,834,386	4,760,887

Chicony Power Technology Co. Ltd.	324,000	682,718

China Bills Finance Corp.(b)	1,100,000	511,040

China Development Financial Holding Corp.(b)	10,967,000	4,145,138

China Steel Structure Co. Ltd.(b)	172,000	284,960

ChipMOS Technologies, Inc.	401,000	378,910

Chong Hong Construction Co. Ltd.	351,000	809,260

Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	514,000	921,182

Cleanaway Co. Ltd.	168,000	923,368

Compal Electronics, Inc.(b)	7,196,000	4,918,366

Continental Holdings Corp.	794,000	754,011

CTBC Financial Holding Co. Ltd.	15,768,000	9,858,414

CTCI Corp.	823,000	1,182,047

D-Link Corp.*(b)	608,480	281,730

Darfon Electronics Corp.(b)	469,000	582,021

Daxin Materials Corp.	118,000	236,379

Edom Technology Co. Ltd.(b)	369,000	316,711

Elan Microelectronics Corp.	354,000	927,676

Everlight Electronics Co. Ltd.	416,000	456,632

Far Eastern Department Stores Ltd.	1,531,000	940,329

Far Eastern New Century Corp.	4,647,000	4,734,966

Far EasTone Telecommunications Co. Ltd.	2,208,000	5,035,094

Farglory Land Development Co. Ltd.	488,000	883,807

Feng Hsin Steel Co. Ltd.	629,000	1,180,774

First Financial Holding Co. Ltd.	5,953,833	4,875,733

FLEXium Interconnect, Inc.*(b)	365,000	999,039

Flytech Technology Co. Ltd.	198,000	429,689

Formosan Union Chemical(b)	724,000	513,087

Fubon Financial Holding Co. Ltd.	6,516,668	10,242,267

Getac Holdings Corp.(b)	1,015,000	1,350,712

Gigabyte Technology Co. Ltd.(b)	467,000	1,298,816

Global Mixed Mode Technology, Inc.(b)	91,000	346,814

Goldsun Building Materials Co. Ltd.	1,700,000	1,285,080

Great Wall Enterprise Co. Ltd.	1,443,724	2,023,551

Highwealth Construction Corp.(b)	1,954,819	2,401,271

Hiyes International Co. Ltd.	184,500	394,000

Ho Tung Chemical Corp.	1,350,000	375,461

Holtek Semiconductor, Inc.(b)	309,000	648,190

Holy Stone Enterprise Co. Ltd.(b)	308,000	843,025

Hon Hai Precision Industry Co. Ltd.	12,577,000	40,406,123

Hong TAI Electric Industrial	308,000	143,576

Hsing TA Cement Co.	476,000	224,889

Huaku Development Co. Ltd.	330,000	940,660

Huang Hsiang Construction Corp.	440,000	556,427

Hung Ching Development & Construction Co. Ltd.	277,000	177,547

Hung Sheng Construction Ltd.	419,000	325,313

I-Sheng Electric Wire & Cable Co. Ltd.	460,000	595,483

IBF Financial Holdings Co. Ltd.	2,236,350	813,564

Inventec Corp.(b)	5,195,000	3,747,063

ITE Technology, Inc.(b)	240,000	442,975

Jia Wei Lifestyle, Inc.	207,000	320,127

Kindom Development Co. Ltd.	512,000	408,000

King Yuan Electronics Co. Ltd.(b)	1,198,000	1,162,191

King’s Town Bank Co. Ltd.	784,000	832,177

Kung Long Batteries Industrial Co. Ltd.	176,000	765,000

Lelon Electronics Corp.	151,000	231,858

Lite-On Technology Corp.	7,531,000	15,133,636

Mega Financial Holding Co. Ltd.	7,143,034	7,008,268

Micro-Star International Co. Ltd.(b)	848,000	2,871,272

Mirle Automation Corp.(b)	313,000	370,683

Nak Sealing Technologies Corp.	191,000	583,546

Namchow Holdings Co. Ltd.	240,000	337,144

Nan Liu Enterprise Co. Ltd.	112,000	242,704

Nantex Industry Co. Ltd.	338,000	381,127

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2022

Investments	Shares	Value

Nichidenbo Corp.	589,000	$889,557

Pan German Universal Motors Ltd.	65,000	423,793

Pegatron Corp.	3,668,000	6,758,575

Powertech Technology, Inc.	1,465,000	3,557,640

President Securities Corp.(b)	1,244,000	579,899

Primax Electronics Ltd.(b)	582,000	1,169,536

Promate Electronic Co. Ltd.	622,000	705,282

Qisda Corp.(b)	3,189,000	2,722,035

Quanta Computer, Inc.(b)	7,469,990	18,116,767

Radium Life Tech Co. Ltd.	774,000	234,523

Rexon Industrial Corp. Ltd.(b)	280,000	262,811

Sampo Corp.	1,208,000	994,967

Sanyang Motor Co. Ltd.(b)	859,000	1,036,244

Shanghai Commercial & Savings Bank Ltd.	2,204,000	3,415,440

Shin Foong Specialty & Applied Materials Co. Ltd.(b)	76,000	128,785

Shin Kong Financial Holding Co. Ltd.	6,435,776	1,664,233

Shin Zu Shing Co. Ltd.(b)	310,000	879,744

Sigurd Microelectronics Corp.(b)	661,000	884,831

Sinon Corp.	780,000	950,770

SinoPac Financial Holdings Co. Ltd.	6,906,384	3,763,282

Sinyi Realty, Inc.	645,000	593,215

Sonix Technology Co. Ltd.(b)	362,000	554,704

Standard Foods Corp.(b)	424,000	510,819

Stark Technology, Inc.	280,000	721,409

Sunonwealth Electric Machine Industry Co. Ltd.	383,000	434,885

Supreme Electronics Co. Ltd.	707,539	758,818

Symtek Automation Asia Co. Ltd.(b)	112,000	301,263

Syncmold Enterprise Corp.(b)	260,000	518,379

Synnex Technology International Corp.	3,414,000	5,677,634

Systex Corp.	363,000	794,623

TA-I Technology Co. Ltd.(b)	176,000	222,016

Taiflex Scientific Co. Ltd.(b)	384,000	478,352

Taisun Enterprise Co. Ltd.(b)	478,000	535,226

Taita Chemical Co. Ltd.	133,200	90,411

Taiwan Cement Corp.(b)	9,908,916	10,549,036

Taiwan Cogeneration Corp.	723,000	782,231

Taiwan FU Hsing Industrial Co. Ltd.	572,000	746,776

Taiwan Hon Chuan Enterprise Co. Ltd.	544,000	1,435,863

Taiwan Mobile Co. Ltd.	1,797,253	5,411,742

Taiwan PCB Techvest Co. Ltd.	741,000	791,203

Taiwan Sakura Corp.	283,000	556,213

Taiwan Secom Co. Ltd.	499,000	1,587,420

Taiwan-Asia Semiconductor Corp.(b)	760,000	804,309

Test Research, Inc.	313,000	613,204

Topco Scientific Co. Ltd.	366,435	1,783,181

Transcend Information, Inc.(b)	246,000	499,764

Tripod Technology Corp.	712,000	2,094,579

Unitech Computer Co. Ltd.	301,000	273,990

United Integrated Services Co. Ltd.	607,000	2,867,807

Universal Cement Corp.	738,000	476,519

Wah Lee Industrial Corp.	216,000	568,081

Weikeng Industrial Co. Ltd.(b)	748,000	600,775

WinWay Technology Co. Ltd.	26,000	307,096

Wistron Corp.(b)	5,302,561	4,434,250

WPG Holdings Ltd.	2,357,280	3,448,791

WT Microelectronics Co. Ltd.	414,000	766,739

YC INOX Co. Ltd.(b)	460,000	395,540

YFY, Inc.(b)	1,571,000	1,172,720

Yuanta Financial Holding Co. Ltd.	8,155,810	5,022,082

Yulon Nissan Motor Co. Ltd.(b)	139,000	831,837

Zeng Hsing Industrial Co. Ltd.(b)	128,000	503,953

Zenitron Corp.(b)	489,000	401,994

ZongTai Real Estate Development Co. Ltd.	813,821	820,255

Total Taiwan		316,213,238

Thailand – 2.2%

Asia Plus Group Holdings PCL, NVDR(b)	5,100,800	405,684

Bangkok Insurance PCL, NVDR	56,400	420,159

BG Container Glass PCL, NVDR	587,500	154,974

Dynasty Ceramic PCL, NVDR	10,656,000	757,107

Eastern Water Resources Development and Management PCL, NVDR	350,500	52,965

Haad Thip PCL, NVDR(b)	419,000	324,914

Kiatnakin Phatra Bank PCL, NVDR	458,400	835,498

Land & Houses PCL, NVDR	9,423,400	2,223,443

LPN Development PCL, NVDR(b)	5,604,600	647,828

MCS Steel PCL, NVDR(b)	548,200	146,787

Noble Development PCL, Class C, NVDR(b)	4,557,900	553,425

Pruksa Holding PCL, NVDR	2,229,000	709,120

PTT Exploration & Production PCL, NVDR	1,350,000	5,744,300

PTT Global Chemical PCL, NVDR	1,758,700	1,934,943

PTT PCL, NVDR	10,054,500	9,062,911

Quality Houses PCL, NVDR	8,915,000	505,782

Ratch Group PCL, NVDR	288,100	313,152

Regional Container Lines PCL, NVDR	430,100	330,671

SC Asset Corp. PCL, NVDR	7,733,200	758,559

Siam City Cement PCL, NVDR(b)	218,100	884,658

Somboon Advance Technology PCL, NVDR	1,004,200	535,112

SPCG PCL, NVDR	1,133,200	447,632

Sri Trang Agro-Industry PCL, NVDR	2,428,100	1,255,248

Sri Trang Gloves Thailand PCL, NVDR(b)	3,656,800	1,105,183

Thai Vegetable Oil PCL, NVDR	786,186	609,649

Thanachart Capital PCL, NVDR	920,000	945,122

TMT Steel PCL, NVDR(b)	1,319,200	279,788

TPI Polene Power PCL, NVDR(b)	6,576,200	613,686

TTW PCL, NVDR	4,090,377	1,073,561

United Paper PCL, NVDR	753,400	327,565

WHA Utilities and Power PCL, NVDR(b)	4,423,700	469,109

Total Thailand		34,428,535

Turkey – 1.5%

Aksa Akrilik Kimya Sanayii AS	283,340	879,587

Arcelik AS(b)	488,586	1,771,070

BIM Birlesik Magazalar AS	766,844	4,785,924

Dogus Otomotiv Servis ve Ticaret AS	147,220	771,895

EGE Endustri VE Ticaret AS	2,848	346,642

Eregli Demir ve Celik Fabrikalari TAS(b)	3,679,704	5,752,236

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2022

Investments	Shares	Value

Goodyear Lastikleri TAS*	862,172	$534,832

Iskenderun Demir ve Celik AS(b)	581,034	779,162

Nuh Cimento Sanayi AS	91,282	330,395

Otokar Otomotiv Ve Savunma Sanayi AS(b)	14,762	448,948

Turk Telekomunikasyon AS(b)	1,194,317	697,708

Turk Traktor ve Ziraat Makineleri AS	50,575	761,960

Turkcell Iletisim Hizmetleri AS(b)	3,836,988	4,102,225

Ulker Biskuvi Sanayi AS*	381,240	421,166

Vestel Beyaz Esya Sanayi ve Ticaret AS	1,066,715	516,714

Vestel Elektronik Sanayi ve Ticaret AS(b)	337,755	728,764

Total Turkey		23,629,228
TOTAL COMMON STOCKS (Cost: $1,890,811,335)		1,565,314,555

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.8%

United States – 1.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)

(Cost: $28,456,502)	28,456,502	28,456,502

TOTAL INVESTMENTS IN SECURITIES – 101.0%

(Cost: $1,919,267,837)		1,593,771,057

Other Assets less Liabilities – (1.0)%		(15,323,243)

NET ASSETS – 100.0%		$1,578,447,814

*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $91,918,276. The Fund also had securities on loan having a total market value of $41,141 that were sold and pending settlement. The total market value of the collateral held by the Fund was $102,300,452. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $73,843,950.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree Global High Dividend Fund^	$1,246,049	$—	$1,061,060	$(158,512)	$(26,477)	$—	$22,665
^	As of September 30,2022, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2022	44,574	USD	1,419,582	TWD	$—	$(139)
Bank of Montreal	10/3/2022	1,057,482	USD	19,000,000	ZAR	312	—
Credit Suisse International	10/5/2022	901,636	USD	1,297,544,879	KRW	—	(5,294)
HSBC Holdings PLC	10/3/2022	635,765	USD	2,954,717	MYR	—	(1,440)
JP Morgan Chase Bank NA	10/3/2022	4,495,859	USD	24,294,948	BRL	4,156	—
JP Morgan Chase Bank NA	10/3/2022	4,639,836	USD	147,746,284	TWD	—	(13,737)
State Street Bank and Trust	10/4/2022	118,685	USD	7,002,394	PHP	—	(759)
						$4,468	$(21,369)

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	1,565,314,555	—	—		1,565,314,555
Investment of Cash Collateral for Securities Loaned	—	28,456,502	—		28,456,502
Total Investments in Securities	$1,565,314,555	$28,456,502	$0		$1,593,771,057
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4,468	$—		$4,468
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(21,369)	$—		$(21,369)
Total – Net	$1,565,314,555	$28,439,601	$0		$1,593,754,156
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 97.5%

Brazil – 6.2%

Ambev SA	1,958	$5,625

Banco do Brasil SA	494	3,518

BB Seguridade Participacoes SA	817	4,013

CCR SA	3,423	7,930

Centrais Eletricas Brasileiras SA	230	1,827

Cia de Saneamento Basico do Estado de Sao Paulo	260	2,384

CPFL Energia SA	1,613	10,068

Energisa SA	1,352	10,471

Engie Brasil Energia SA	1,551	11,043

Equatorial Energia SA	2,299	11,434

Hypera SA	1,158	9,474

JBS SA	387	1,797

Klabin SA	2,922	9,805

Suzano SA	1,175	9,667

Telefonica Brasil SA	1,476	11,049

Vale SA	165	2,198

Vibra Energia SA	2,946	9,395

Total Brazil		121,698

Chile – 2.0%

Banco de Chile	124,559	11,075

Banco de Credito e Inversiones SA	281	7,216

Cencosud SA	4,060	5,192

Empresas CMPC SA	5,646	8,682

Empresas COPEC SA	1,135	7,347

Total Chile		39,512

China – 26.2%

Agricultural Bank of China Ltd., Class H	48,000	14,370

Anhui Gujing Distillery Co. Ltd., Class B	600	8,866

Bank of Chengdu Co. Ltd., Class A	2,700	6,196

Bank of China Ltd., Class H	45,000	14,733

Bank of Communications Co. Ltd., Class H	26,000	13,712

China Cinda Asset Management Co. Ltd., Class H	86,000	9,531

China CITIC Bank Corp. Ltd., Class H	35,000	13,911

China Coal Energy Co. Ltd., Class H(a)	10,000	9,070

China Construction Bank Corp., Class H	24,000	13,880

China Everbright Bank Co. Ltd., Class H	29,000	7,980

China Galaxy Securities Co. Ltd., Class H	28,000	12,948

China Railway Group Ltd., Class H	24,000	11,771

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	600	3,233

China Shenhua Energy Co. Ltd., Class H	3,500	10,456

Daan Gene Co. Ltd., Class A	2,400	5,582

Daqo New Energy Corp., ADR*	382	20,277

Gree Electric Appliances, Inc. of Zhuhai, Class A	1,700	7,733

Guanghui Energy Co. Ltd., Class A	3,800	6,545

Hengan International Group Co. Ltd.	5,500	24,593

Hubei Xingfa Chemicals Group Co. Ltd., Class A	800	3,757

Industrial & Commercial Bank of China Ltd., Class H	30,000	14,064

Inner Mongolia Yitai Coal Co. Ltd., Class B	10,400	15,673

Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	5,200	5,419

Jiangsu Expressway Co. Ltd., Class H	14,000	10,505

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,000	5,903

Kingboard Holdings Ltd.	6,500	18,382

Lenovo Group Ltd.	16,000	11,129

Metallurgical Corp. of China Ltd., Class A	9,800	4,110

People’s Insurance Co. Group of China Ltd., Class H	51,000	14,813

PetroChina Co. Ltd., Class H	28,000	11,485

PICC Property & Casualty Co. Ltd., Class H	12,000	12,443

Postal Savings Bank of China Co. Ltd., Class H(b)	23,000	13,566

Power Construction Corp. of China Ltd., Class A	2,100	2,053

Shaanxi Coal Industry Co. Ltd., Class A	1,700	5,430

Shanghai Baosight Software Co. Ltd., Class B	4,740	13,793

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	1,400	3,315

Sichuan Hebang Biotechnology Co. Ltd., Class A	11,600	5,239

TBEA Co. Ltd., Class A	2,300	6,991

TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	700	4,395

Tencent Holdings Ltd.	600	20,362

Tingyi Cayman Islands Holding Corp.	14,000	24,148

Vipshop Holdings Ltd., ADR*	2,329	19,587

Want Want China Holdings Ltd.	34,000	22,219

Yankuang Energy Group Co. Ltd., Class H(a)	4,000	14,548

Zhejiang Expressway Co. Ltd., Class H	12,000	8,178

Zhejiang Supor Co. Ltd., Class A	900	5,824

Total China		512,718

Czech Republic – 0.5%

Moneta Money Bank AS(b)	3,398	9,565

Hong Kong – 0.4%

Orient Overseas International Ltd.	500	8,758

Hungary – 0.4%

MOL Hungarian Oil & Gas PLC	1,373	7,649

India – 13.4%

Adani Power Ltd.*	1,358	6,235

Aurobindo Pharma Ltd.	1,580	9,917

Bajaj Auto Ltd.	381	16,522

Bharat Electronics Ltd.	1,392	1,727

Cipla Ltd.	986	13,513

Coal India Ltd.	635	1,657

Colgate-Palmolive India Ltd.	523	10,475

Container Corp. of India Ltd.	258	2,257

Dr. Reddy’s Laboratories Ltd.	239	12,738

GAIL India Ltd.	5,299	5,670

HCL Technologies Ltd.	1,105	12,664

Hero MotoCorp Ltd.	368	11,532

Indian Oil Corp. Ltd.	10,099	8,311

Indus Towers Ltd.	3,672	8,912

Infosys Ltd.	728	12,649

ITC Ltd.	1,549	6,325

Mahindra & Mahindra Ltd.	1,170	18,239

Marico Ltd.	930	6,149

NTPC Ltd.	4,737	9,296

Oil & Natural Gas Corp. Ltd.	4,459	6,950

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2022

Investments	Shares	Value

Petronet LNG Ltd.	778	$1,912

Power Grid Corp. of India Ltd.	2,974	7,757

Sun Pharmaceutical Industries Ltd.	1,114	12,991

Tata Consultancy Services Ltd.	335	12,373

Tata Elxsi Ltd.	82	8,625

Tata Steel Ltd.	6,548	7,993

Torrent Pharmaceuticals Ltd.	571	10,948

UPL Ltd.	1,117	9,228

Vedanta Ltd.	2,372	7,874

Total India		261,439

Indonesia – 5.0%

Adaro Energy Indonesia Tbk PT	35,600	9,258

Aneka Tambang Tbk	17,300	2,204

Astra International Tbk PT	32,900	14,314

Bank Central Asia Tbk PT	22,900	12,858

Bank Mandiri Persero Tbk PT	6,800	4,209

Bank Negara Indonesia Persero Tbk PT	4,600	2,711

Indah Kiat Pulp & Paper Tbk PT	17,400	10,341

Indofood CBP Sukses Makmur Tbk PT	11,200	6,362

Indofood Sukses Makmur Tbk PT	18,100	7,162

Kalbe Farma Tbk PT	111,500	13,400

Telkom Indonesia Persero Tbk PT	19,600	5,741

United Tractors Tbk PT	4,500	9,700

Total Indonesia		98,260

Malaysia – 4.1%

Genting Malaysia Bhd	21,700	13,057

Hong Leong Bank Bhd	2,600	11,495

IHH Healthcare Bhd	1,800	2,290

IOI Corp. Bhd	2,100	1,707

Kuala Lumpur Kepong Bhd	400	1,786

MISC Bhd	2,100	3,061

MR DIY Group M Bhd(b)	23,800	10,111

Nestle Malaysia Bhd	200	5,629

Petronas Chemicals Group Bhd	1,800	3,257

Petronas Gas Bhd	2,200	7,828

RHB Bank Bhd	3,188	3,823

Sime Darby Bhd	6,000	2,769

Sime Darby Plantation Bhd	2,100	1,852

Telekom Malaysia Bhd	4,600	5,426

Tenaga Nasional Bhd	3,800	6,597

Total Malaysia		80,688

Mexico – 4.9%

Alfa SAB de CV, Class A	17,819	11,361

America Movil SAB de CV, Series L	14,150	11,703

Arca Continental SAB de CV	1,234	8,900

Coca-Cola Femsa SAB de CV	1,278	7,479

Fomento Economico Mexicano SAB de CV	1,075	6,748

Gruma SAB de CV, Class B	570	5,468

Grupo Bimbo SAB de CV, Series A	1,838	6,487

Grupo Financiero Inbursa SAB de CV, Class O*	6,284	9,976

Orbia Advance Corp. SAB de CV	5,783	9,715

Promotora y Operadora de Infraestructura SAB de CV	1,691	11,535

Sitios Latinoamerica SAB de CV*	707	316

Wal-Mart de Mexico SAB de CV	1,900	6,693

Total Mexico		96,381

Philippines – 4.2%

Aboitiz Equity Ventures, Inc.	9,030	8,264

Bank of the Philippine Islands	6,790	10,366

BDO Unibank, Inc.	4,910	9,338

International Container Terminal Services, Inc.	3,030	8,094

Jollibee Foods Corp.	3,060	11,953

Manila Electric Co.	2,060	9,241

Metro Pacific Investments Corp.	105,000	5,964

Metropolitan Bank & Trust Co.	12,150	10,052

PLDT, Inc.	365	9,389

Total Philippines		82,661

Poland – 1.1%

Cyfrowy Polsat SA	2,346	7,624

Orange Polska SA	6,854	7,191

PGE Polska Grupa Energetyczna SA*	1,419	1,803

Polski Koncern Naftowy Orlen SA	186	2,017

Polskie Gornictwo Naftowe i Gazownictwo SA*	2,002	1,977

Total Poland		20,612

Russia – 0.0%

Lukoil PJSC, ADR†	113	0

Magnit PJSC†	33	0

MMC Norilsk Nickel PJSC, ADR†	130	0

Mobile TeleSystems PJSC, ADR†	1,696	0

Novolipetsk Steel PJSC†(c)	3,110	0

PhosAgro PJSC, GDR†(c)	182	0

Polyus PJSC†	59	0

Rosneft Oil Co. PJSC†	1,588	0

Sberbank of Russia PJSC, ADR*†	639	0

Severstal PAO, GDR†(c)	475	0

VTB Bank PJSC*†	16,536,000	0

X5 Retail Group NV, GDR†(c)	223	0

Total Russia		0

South Africa – 3.0%

Bidvest Group Ltd.	360	3,937

Exxaro Resources Ltd.(a)	606	6,825

Foschini Group Ltd.	288	1,885

Gold Fields Ltd.	806	6,613

MTN Group Ltd.	303	2,021

MultiChoice Group	1,622	10,436

Pepkor Holdings Ltd.(b)	9,600	11,094

Shoprite Holdings Ltd.	432	5,216

Vodacom Group Ltd.	1,539	10,454

Total South Africa		58,481

South Korea – 8.6%

BGF Retail Co. Ltd.	56	6,478

Cheil Worldwide, Inc.	656	10,408

CJ CheilJedang Corp.	21	6,033

DB Insurance Co. Ltd.	261	10,070

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2022

Investments	Shares		Value

GS Holdings Corp.	389		$11,338

HMM Co. Ltd.	169		2,185

Hyundai Glovis Co. Ltd.	81		9,200

Kia Corp.	246		12,363

KT&G Corp.	118		7,143

LG Innotek Co. Ltd.	35		6,691

LG Uplus Corp.	1,517		11,398

Meritz Financial Group, Inc.	348		5,072

Meritz Fire & Marine Insurance Co. Ltd.	331		6,825

Orion Corp.	79		5,687

Pan Ocean Co. Ltd.	2,553		8,030

POSCO Holdings, Inc.	56		8,259

S-Oil Corp.	132		7,473

Samsung Electronics Co. Ltd.	387		14,363

Samsung Engineering Co. Ltd.*	580		9,223

SD Biosensor, Inc.	277		5,150

Seegene, Inc.	266		4,983

Total South Korea			168,372

Taiwan – 11.9%

AUO Corp.	19,000		8,797

China Steel Corp.	2,000		1,682

Chunghwa Telecom Co. Ltd.	1,000		3,591

Compal Electronics, Inc.	20,000		13,670

Eva Airways Corp.	6,000		5,329

Evergreen Marine Corp. Taiwan Ltd.	400		1,839

Far Eastern New Century Corp.	12,000		12,227

Far EasTone Telecommunications Co. Ltd.	6,000		13,682

Formosa Plastics Corp.	5,000		13,638

Lite-On Technology Corp.	6,000		12,057

Micro-Star International Co. Ltd.	3,000		10,158

President Chain Store Corp.	1,000		8,898

Quanta Computer, Inc.	6,000		14,552

Ruentex Development Co. Ltd.	5,000		8,095

Taiwan Mobile Co. Ltd.	4,000		12,045

Taiwan Semiconductor Manufacturing Co. Ltd.	4,000		53,167

Walsin Lihwa Corp.	7,000		8,929

Wan Hai Lines Ltd.	2,380		5,008

WPG Holdings Ltd.	9,000		13,167

Yang Ming Marine Transport Corp.	1,000		1,937

Zhen Ding Technology Holding Ltd.	3,000		10,016

Total Taiwan			232,484

Thailand – 3.1%

Advanced Info Service PCL, NVDR	2,200		11,373

Bangkok Dusit Medical Services PCL, NVDR	16,200		12,670

Bumrungrad Hospital PCL, NVDR	2,000		12,036

Electricity Generating PCL, NVDR	400		1,750

Indorama Ventures PCL, NVDR	10,100		10,443

PTT Exploration & Production PCL, NVDR	400		1,702

Ratch Group PCL, NVDR	2,000		2,174

Thai Oil PCL, NVDR	1,500		2,038

Thai Union Group PCL, NVDR	13,400		6,643

Total Thailand			60,829

Turkey – 2.5%

Akbank TAS	16,546		10,077

Ford Otomotiv Sanayi AS	558		9,842

KOC Holding AS	2,996		7,337

Turk Hava Yollari AO*	543		2,068

Turkiye Is Bankasi AS, Class C	25,912		10,511

Turkiye Sise ve Cam Fabrikalari AS	6,189		8,486

Total Turkey			48,321
TOTAL COMMON STOCKS (Cost: $2,192,610)			1,908,428

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24* (Cost: $124)	9,164	INR	110

	Shares

PREFERRED STOCKS – 1.7%

Brazil – 1.4%

Cia Energetica de Minas Gerais	1,783		3,547

Gerdau SA	1,833		8,282

Itau Unibanco Holding SA	2,011		10,433

Petroleo Brasileiro SA	675		3,719

Total Brazil			25,981

Chile – 0.3%

Sociedad Quimica y Minera de Chile SA, Class B	68		6,396
TOTAL PREFERRED STOCKS (Cost: $33,994)			32,377

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)

(Cost: $29,817)	29,817		29,817

TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $2,256,545)			1,970,732

Other Assets less Liabilities – (0.7)%			(14,051)

NET ASSETS – 100.0%			$1,956,681
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $27,889 and the total market value of the collateral held by the Fund was $29,817.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	10/3/2022	21,717	TWD	684	USD	$0	^	$—
Bank of America NA	10/4/2022	2,897,990	KRW	2,024	USD	2		—
Citibank NA	10/5/2022	4,296	CZK	168	USD	3		—
Citibank NA	10/5/2022	1,937	PLN	393	USD	—		(1)
Citibank NA	10/5/2022	16,738	TRY	894	USD	6		—
Citibank NA	10/5/2022	256,304	USD	8,018,356	TWD	3,737		—
Citibank NA	10/5/2022	17,897	ZAR	990	USD	6		—
Citibank NA	10/6/2022	186,542	USD	260,384,246	KRW	4,541		—
Citibank NA	10/19/2022	46,944	USD	45,078,727	CLP	—		(20)
Deutsche Bank AG	10/4/2022	598	USD	10,800	ZAR	—		(3)
Goldman Sachs	10/5/2022	30,220	HKD	3,850	USD	0	^	—
Goldman Sachs	10/5/2022	86,310	USD	393,314	MYR	1,487		—
HSBC Holdings PLC	10/4/2022	5,313,791	PHP	90,679	USD	—		(39)
HSBC Holdings PLC	10/4/2022	94,015	USD	5,399,290	PHP	1,916		—
HSBC Holdings PLC	10/5/2022	267,973	CZK	10,719	USD	—		(36)
HSBC Holdings PLC	10/5/2022	36,883	THB	975	USD	3		—
HSBC Holdings PLC	10/5/2022	7,892,314	TWD	248,405	USD	192		—
HSBC Holdings PLC	10/5/2022	25,403	USD	120,124	PLN	1,085		—
HSBC Holdings PLC	10/5/2022	63,191	USD	2,336,715	THB	1,239		—
HSBC Holdings PLC	10/5/2022	57,850	USD	1,070,424	TRY	290		—
HSBC Holdings PLC	10/5/2022	1,129,061	ZAR	63,051	USD	—		(235)
HSBC Holdings PLC	10/6/2022	256,299,803	KRW	179,105	USD	40		—
HSBC Holdings PLC	10/12/2022	3,970,190	CNY	562,828	USD	—		(2,953)
HSBC Holdings PLC	10/12/2022	577,468	USD	4,033,613	CNY	8,648		—
HSBC Holdings PLC	10/18/2022	86,295	USD	5,064,679	PHP	—		(68)
HSBC Holdings PLC	10/19/2022	542,979	USD	3,831,257	CNY	2,551		—
HSBC Holdings PLC	10/19/2022	9,846	USD	246,511	CZK	33		—
HSBC Holdings PLC	10/19/2022	7,680	USD	3,304,414	HUF	62		—
HSBC Holdings PLC	10/19/2022	171,430	USD	245,830,160	KRW	—		(434)
HSBC Holdings PLC	10/19/2022	238,356	USD	7,570,669	TWD	—		(277)
HSBC Holdings PLC	10/19/2022	60,255	USD	1,080,331	ZAR	226		—
Merrill Lynch International	10/3/2022	12,698,848	IDR	834	USD	—		(0)^
Merrill Lynch International	10/4/2022	7,958	BRL	1,472	USD	—		(1)
Merrill Lynch International	10/4/2022	23,346	THB	619	USD	—		(0)^
Morgan Stanley & Co. International	10/4/2022	85,499	PHP	1,448	USD	11		—
Morgan Stanley & Co. International	10/5/2022	6,134	MYR	1,332	USD	—		(9)
Morgan Stanley & Co. International	10/5/2022	387,180	MYR	83,867	USD	—		(368)
Morgan Stanley & Co. International	10/5/2022	123,838	PLN	25,010	USD	60		—
Morgan Stanley & Co. International	10/5/2022	126,042	TWD	3,950	USD	20		—
Morgan Stanley & Co. International	10/5/2022	10,887	USD	267,577	CZK	220		—
Morgan Stanley & Co. International	10/5/2022	64,041	USD	1,132,541	ZAR	1,032		—
Morgan Stanley & Co. International	10/6/2022	4,084,443	KRW	2,854	USD	1		—
Morgan Stanley & Co. International	10/12/2022	63,423	CNY	8,982	USD	—		(38)
Morgan Stanley & Co. International	10/19/2022	99,589	USD	1,517,699,215	IDR	—		(34)
Morgan Stanley & Co. International	10/19/2022	259,515	USD	21,218,452	INR	—		(907)
Morgan Stanley & Co. International	10/19/2022	81,903	USD	381,047	MYR	—		(298)
Morgan Stanley & Co. International	10/19/2022	20,873	USD	103,560	PLN	—		(46)
UBS AG	10/5/2022	2,299,832	THB	60,764	USD	210		—
UBS AG	10/5/2022	1,057,925	TRY	56,956	USD	—		(69)
UBS AG	10/19/2022	61,904	USD	2,341,732	THB	—		(221)
UBS AG	10/19/2022	49,818	USD	943,651	TRY	121		—
						$27,742		$(6,057)
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Taiwan	223,687	8,797	—		232,484
Other	1,675,944	—	—		1,675,944
Corporate Bonds	—	110	—		110
Preferred Stocks	32,377	—	—		32,377
Investment of Cash Collateral for Securities Loaned	—	29,817	—		29,817
Total Investments in Securities	$1,932,008	$38,724	$0		$1,970,732
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$27,742	$—		$27,742
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(6,057)	$—		$(6,057)
Total – Net	$1,932,008	$60,409	$0		$1,992,417
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 97.4%

Brazil – 5.0%

Ambev SA	85,886	$246,756

Atacadao SA	52,883	188,992

Cia Siderurgica Nacional SA	38,928	91,547

CPFL Energia SA	29,800	186,000

Equatorial Energia SA	57,201	284,480

JBS SA	37,276	173,119

Localiza Rent a Car SA	21,116	238,494

Magazine Luiza SA*	74,179	61,440

Petroleo Brasileiro SA	68,427	418,493

Telefonica Brasil SA	18,217	136,370

TOTVS SA	29,120	158,014

Vale SA	53,708	715,332

Vibra Energia SA	40,757	129,983

WEG SA	36,858	219,014

Total Brazil		3,248,034

Chile – 0.4%

Banco Santander Chile	3,638,728	128,466

Empresas CMPC SA	101,692	156,380

Total Chile		284,846

China – 28.0%

37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	72,000	175,931

A-Living Smart City Services Co. Ltd.(a)	70,500	55,862

Airtac International Group	7,000	161,391

ANTA Sports Products Ltd.	47,400	502,386

AviChina Industry & Technology Co. Ltd., Class H(b)	392,000	151,808

Beijing New Building Materials PLC, Class A	19,300	65,108

BGI Genomics Co. Ltd., Class A	6,500	48,624

BOE Technology Group Co. Ltd., Class A	193,900	88,938

Bosideng International Holdings Ltd.	562,000	278,498

By-health Co. Ltd., Class A	23,500	58,015

BYD Co. Ltd., Class H	14,500	359,087

BYD Electronic International Co. Ltd.(b)	56,000	135,258

C&S Paper Co. Ltd., Class A	29,600	42,267

China Feihe Ltd.(a)	182,000	127,518

China Galaxy Securities Co. Ltd., Class H	383,000	177,109

China Hongqiao Group Ltd.	269,000	222,742

China Lesso Group Holdings Ltd.	171,000	159,239

China Medical System Holdings Ltd.	284,000	338,995

China Meidong Auto Holdings Ltd.	58,000	91,767

China Mengniu Dairy Co. Ltd.*	118,000	468,248

China National Building Material Co. Ltd., Class H	492,000	376,683

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	18,200	67,805

China Oilfield Services Ltd., Class H(b)	430,000	426,719

China Overseas Property Holdings Ltd.	380,000	330,628

China Resources Beer Holdings Co. Ltd.	54,000	375,941

China Resources Gas Group Ltd.	78,500	249,503

China Shenhua Energy Co. Ltd., Class H	172,500	515,309

China Yuhua Education Corp. Ltd.*(a)	264,000	27,241

Chinasoft International Ltd.*	192,000	118,137

Chongqing Zhifei Biological Products Co. Ltd., Class A	26,000	315,210

CIFI Ever Sunshine Services Group Ltd.(b)	108,000	40,174

CIFI Holdings Group Co. Ltd.(b)	643,280	65,558

Contemporary Amperex Technology Co. Ltd., Class A	5,500	309,279

CSPC Pharmaceutical Group Ltd.	324,000	321,115

Daan Gene Co. Ltd., Class A	26,760	62,235

ENN Energy Holdings Ltd.	42,200	564,466

FAW Jiefang Group Co. Ltd., Class A	48,800	49,148

Focus Media Information Technology Co. Ltd., Class A	89,100	68,989

G-bits Network Technology Xiamen Co. Ltd., Class A	1,200	41,830

GigaDevice Semiconductor, Inc., Class A	5,600	73,641

Great Wall Motor Co. Ltd., Class H	129,000	148,229

Greentown Service Group Co. Ltd.	226,000	151,148

Guangdong Kinlong Hardware Products Co. Ltd., Class A	4,400	54,639

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,700	59,565

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	6,800	56,944

Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,400	70,455

Guangzhou Wondfo Biotech Co. Ltd., Class A	12,900	53,072

Hangzhou Silan Microelectronics Co. Ltd., Class A	15,600	70,132

Hengli Petrochemical Co. Ltd., Class A	31,500	74,761

Huafon Chemical Co. Ltd., Class A	62,900	57,614

Inspur Electronic Information Industry Co. Ltd., Class A	19,800	54,852

Intco Medical Technology Co. Ltd., Class A	12,100	33,826

Jafron Biomedical Co. Ltd., Class A	9,900	67,322

JCET Group Co. Ltd., Class A	24,700	74,247

Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,800	62,244

JiuGui Liquor Co. Ltd., Class A	3,200	56,399

Kingboard Holdings Ltd.	63,000	178,168

Kingfa Sci & Tech Co. Ltd., Class A	40,900	53,813

Lenovo Group Ltd.	494,000	343,602

Li Ning Co. Ltd.	47,500	363,667

Longfor Group Holdings Ltd.(a)	118,500	340,409

Luzhou Laojiao Co. Ltd., Class A	4,600	148,831

Maccura Biotechnology Co. Ltd., Class A	21,800	51,219

Mango Excellent Media Co. Ltd., Class A	17,900	62,595

Muyuan Foods Co. Ltd., Class A	18,100	138,419

NanJi E-Commerce Co. Ltd., Class A	81,600	50,935

New China Life Insurance Co. Ltd., Class H	101,700	194,075

Ovctek China, Inc., Class A	8,500	49,241

PetroChina Co. Ltd., Class H	594,000	243,657

Proya Cosmetics Co. Ltd., Class A	4,400	100,558

Shaanxi Coal Industry Co. Ltd., Class A	49,800	159,058

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	146,800	197,481

Shanghai Bairun Investment Holding Group Co. Ltd., Class A	11,400	43,079

Shanghai Baosight Software Co. Ltd., Class A	15,089	77,867

Shanghai M&G Stationery, Inc., Class A	8,900	56,290

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2022

Investments	Shares	Value

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	34,700	$50,572

Shenzhen Inovance Technology Co. Ltd., Class A	16,200	130,683

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	34,600	105,365

Silergy Corp.	11,000	145,863

Sino Biopharmaceutical Ltd.	608,000	285,802

Sinoma Science & Technology Co. Ltd., Class A	20,300	56,721

StarPower Semiconductor Ltd., Class A	2,200	99,984

Sungrow Power Supply Co. Ltd., Class A	7,300	113,271

Sunny Optical Technology Group Co. Ltd.	28,400	271,884

Tencent Holdings Ltd.	81,500	2,765,844

Tsingtao Brewery Co. Ltd., Class H	30,000	284,526

Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,239	105,821

Wanhua Chemical Group Co. Ltd., Class A	10,700	138,231

Will Semiconductor Co. Ltd., Class A	5,710	64,179

Xinyi Solar Holdings Ltd.	155,547	164,664

Yadea Group Holdings Ltd.(a)	200,000	321,023

Yihai International Holding Ltd.*	53,000	112,078

Zhaojin Mining Industry Co. Ltd., Class H*	284,500	194,260

Zhongsheng Group Holdings Ltd.	120,200	480,040

Zijin Mining Group Co. Ltd., Class H	268,000	261,175

Total China		18,258,801

Hong Kong – 0.2%

Vinda International Holdings Ltd.(b)	52,000	122,417

Hungary – 0.2%

Richter Gedeon Nyrt	8,146	139,582

India – 23.9%

Adani Ports & Special Economic Zone Ltd.	40,188	405,406

Asian Paints Ltd.	8,320	341,841

Aurobindo Pharma Ltd.	17,459	109,581

Bajaj Finance Ltd.	6,347	572,333

Balkrishna Industries Ltd.	6,002	138,974

Berger Paints India Ltd.	21,139	160,327

Bharat Electronics Ltd.	200,905	249,306

Bharat Petroleum Corp. Ltd.	41,209	154,398

Cipla Ltd.	45,712	626,500

Dabur India Ltd.	24,764	174,411

Divi’s Laboratories Ltd.	4,213	191,884

GAIL India Ltd.	233,941	250,329

Grasim Industries Ltd.	17,050	351,023

Havells India Ltd.	17,913	296,942

HCL Technologies Ltd.	21,095	241,766

Hero MotoCorp Ltd.	4,737	148,437

Hindalco Industries Ltd.	36,458	175,027

Hindustan Petroleum Corp. Ltd.	50,399	134,003

Hindustan Unilever Ltd.	15,526	514,621

ICICI Bank Ltd.	52,179	552,890

ICICI Lombard General Insurance Co. Ltd.(a)	8,944	126,561

Indian Oil Corp. Ltd.	204,518	168,313

Indraprastha Gas Ltd.	31,173	152,050

Info Edge India Ltd.	3,398	161,255

Infosys Ltd.	53,255	925,287

Ipca Laboratories Ltd.	14,088	158,455

ITC Ltd.	94,270	384,954

JSW Steel Ltd.	80,439	624,567

Jubilant Foodworks Ltd.	29,915	228,983

Larsen & Toubro Infotech Ltd.(a)	2,413	132,227

Larsen & Toubro Ltd.	14,564	330,787

Lupin Ltd.	13,495	112,777

Marico Ltd.	52,025	343,961

MRF Ltd.	170	170,634

Nestle India Ltd.	1,708	401,952

NTPC Ltd.	120,882	237,228

Oil & Natural Gas Corp. Ltd.	89,645	139,727

Page Industries Ltd.	394	245,386

Petronet LNG Ltd.	94,088	231,197

PI Industries Ltd.	3,995	147,243

Pidilite Industries Ltd.	11,002	363,838

Piramal Enterprises Ltd.	8,887	94,413

Piramal Pharma Ltd.*†	34,500	92,928

Power Grid Corp. of India Ltd.	144,677	377,382

Samvardhana Motherson International Ltd.	53,437	71,599

Shree Cement Ltd.	929	240,190

Shriram Transport Finance Co. Ltd.	16,817	247,559

Sun Pharmaceutical Industries Ltd.	32,319	376,877

Tata Consultancy Services Ltd.	18,221	672,957

Tata Consumer Products Ltd.	17,854	176,200

Tata Steel Ltd.	173,163	211,368

Tech Mahindra Ltd.	33,235	412,051

Torrent Pharmaceuticals Ltd.	11,204	214,828

UltraTech Cement Ltd.	3,489	268,269

UPL Ltd.	22,534	186,155

Vedanta Ltd.	49,463	164,195

Wipro Ltd.	39,674	192,271

Total India		15,576,623

Indonesia – 1.6%

Aneka Tambang Tbk	1,354,400	172,552

Charoen Pokphand Indonesia Tbk PT	767,900	284,921

Kalbe Farma Tbk PT	2,489,831	299,221

Sarana Menara Nusantara Tbk PT	1,916,600	155,443

Semen Indonesia Persero Tbk PT	298,400	146,481

Total Indonesia		1,058,618

Malaysia – 0.9%

Hartalega Holdings Bhd	171,400	61,360

Kossan Rubber Industries Bhd	60,900	14,184

Sime Darby Plantation Bhd	183,900	162,206

Supermax Corp. Bhd	423,550	61,655

Telekom Malaysia Bhd	140,100	165,268

Westports Holdings Bhd	169,000	111,525

Total Malaysia		576,198

Mexico – 3.9%

America Movil SAB de CV, Series L	449,646	371,882

Arca Continental SAB de CV	34,036	245,476

Coca-Cola Femsa SAB de CV	28,134	164,641

Gruma SAB de CV, Class B	22,828	218,999

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2022

Investments	Shares	Value

Grupo Bimbo SAB de CV, Series A	165,689	$584,804

Grupo Mexico SAB de CV, Series B	74,070	250,934

Kimberly-Clark de Mexico SAB de CV, Class A	98,767	132,180

Megacable Holdings SAB de CV, Series CPO	66,902	135,018

Orbia Advance Corp. SAB de CV	74,860	125,763

Sitios Latinoamerica SAB de CV*	22,482	10,052

Wal-Mart de Mexico SAB de CV	78,957	278,131

Total Mexico		2,517,880

Philippines – 0.6%

International Container Terminal Services, Inc.	136,440	364,461

Poland – 0.7%

CD Projekt SA	5,819	118,053

Cyfrowy Polsat SA	21,064	68,451

Polski Koncern Naftowy Orlen SA	14,731	159,688

Polskie Gornictwo Naftowe i Gazownictwo SA*	100,857	99,611

Total Poland		445,803

Russia – 0.0%

MMC Norilsk Nickel PJSC†	996	0

Mobile TeleSystems PJSC, ADR†	24,869	0

Novolipetsk Steel PJSC†(c)	71,650	0

PhosAgro PJSC†	3,035	0

Polymetal International PLC	14,002	30,479

Polyus PJSC†	1,334	0

Severstal PAO, GDR†(c)	8,497	0

Surgutneftegas PJSC, ADR*†	342,309	0

TCS Group Holding PLC, GDR*†(c)	2,248	0

Total Russia		30,479

South Africa – 4.0%

African Rainbow Minerals Ltd.(b)	14,726	200,351

Anglo American Platinum Ltd.	2,870	205,720

AngloGold Ashanti Ltd.	13,816	191,929

Capitec Bank Holdings Ltd.	2,020	174,548

Clicks Group Ltd.	11,507	182,768

Exxaro Resources Ltd.(b)	27,109	305,337

Gold Fields Ltd.	20,198	165,709

Harmony Gold Mining Co. Ltd.	39,642	94,228

Impala Platinum Holdings Ltd.	16,240	153,314

Kumba Iron Ore Ltd.	8,696	187,652

Mr. Price Group Ltd.	13,006	125,041

Shoprite Holdings Ltd.(b)	15,172	183,178

SPAR Group Ltd.	19,582	156,198

Tiger Brands Ltd.(b)	12,006	113,189

Vodacom Group Ltd.	21,750	147,739

Total South Africa		2,586,901

South Korea – 8.8%

BGF Retail Co. Ltd.	1,337	154,661

Cheil Worldwide, Inc.	12,599	199,900

Fila Holdings Corp.	6,232	136,340

Green Cross Corp.	701	60,511

GS Engineering & Construction Corp.	12,360	194,812

Hankook Tire & Technology Co. Ltd.	4,326	106,585

Korea Investment Holdings Co. Ltd.	3,183	105,677

Korea Zinc Co. Ltd.	388	161,362

KT&G Corp.	2,460	148,903

Kumho Petrochemical Co. Ltd.	3,512	283,523

LG Chem Ltd.	637	238,647

LG Corp.	2,282	118,032

LG Electronics, Inc.	5,234	287,546

LG H&H Co. Ltd.	288	127,423

LG Innotek Co. Ltd.	1,179	225,384

LG Uplus Corp.	12,746	95,771

Meritz Securities Co. Ltd.	44,502	114,311

NH Investment & Securities Co. Ltd.	13,283	83,465

Orion Corp.	1,289	92,799

POSCO Holdings, Inc.	1,122	165,473

S-1 Corp.	2,301	93,121

S-Oil Corp.	1,804	102,135

Samsung Electro-Mechanics Co. Ltd.	1,690	132,299

Samsung Electronics Co. Ltd.	55,718	2,067,957

Samsung Securities Co. Ltd.	7,896	169,708

Seegene, Inc.	4,304	80,623

Total South Korea		5,746,968

Taiwan – 15.6%

Accton Technology Corp.	27,000	231,740

Acer, Inc.	225,000	155,202

Advantech Co. Ltd.	26,895	248,628

Asia Cement Corp.	182,000	225,859

ASMedia Technology, Inc.	3,000	62,742

Asustek Computer, Inc.	20,000	147,406

Chailease Holding Co. Ltd.	74,220	426,632

Delta Electronics, Inc.	31,000	247,031

Eclat Textile Co. Ltd.	15,000	185,203

Evergreen Marine Corp. Taiwan Ltd.	30,600	140,716

Feng TAY Enterprise Co. Ltd.	44,377	220,844

Fubon Financial Holding Co. Ltd.	120,800	189,862

Giant Manufacturing Co. Ltd.	20,000	129,453

Innolux Corp.	383,000	126,062

Lite-On Technology Corp.	104,000	208,989

MediaTek, Inc.	19,000	329,743

Micro-Star International Co. Ltd.	69,000	233,629

momo.com, Inc.	3,800	63,914

Nan Ya Printed Circuit Board Corp.(b)	16,000	95,247

Nien Made Enterprise Co. Ltd.	29,000	229,724

Novatek Microelectronics Corp.	42,000	289,710

Phison Electronics Corp.	13,000	108,712

Powertech Technology, Inc.	74,000	179,703

Quanta Computer, Inc.	78,000	189,171

Realtek Semiconductor Corp.	34,000	289,143

Synnex Technology International Corp.	204,000	339,261

Taiwan Cement Corp.(b)	194,087	206,625

Taiwan Semiconductor Manufacturing Co. Ltd.	261,291	3,473,017

Unimicron Technology Corp.	43,000	159,139

United Microelectronics Corp.*	222,000	249,976

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2022

Investments	Shares		Value

Vanguard International Semiconductor Corp.	32,000		$65,514

Walsin Technology Corp.	59,000		138,445

Wan Hai Lines Ltd.	40,550		85,317

Wistron Corp.	166,000		138,817

Wiwynn Corp.(b)	6,000		152,698

Yuanta Financial Holding Co. Ltd.	335,480		206,578

Total Taiwan			10,170,452

Thailand – 1.4%

Carabao Group PCL, NVDR	45,400		102,607

Charoen Pokphand Foods PCL, NVDR	213,600		141,570

Delta Electronics Thailand PCL, NVDR	14,000		242,736

Gulf Energy Development PCL, NVDR	118,800		165,350

Srisawad Corp. PCL, NVDR	93,100		106,132

Thai Union Group PCL, NVDR	249,400		123,642

Total Thailand			882,037

Turkey – 2.2%

Aselsan Elektronik Sanayi ve Ticaret AS	137,751		217,715

BIM Birlesik Magazalar AS	32,013		199,795

Eregli Demir ve Celik Fabrikalari TAS	98,745		154,361

Ford Otomotiv Sanayi AS	20,921		369,025

KOC Holding AS	65,823		161,198

Turkcell Iletisim Hizmetleri AS	71,944		76,917

Turkiye Sise ve Cam Fabrikalari AS	196,394		269,296

Total Turkey			1,448,307
TOTAL COMMON STOCKS (Cost: $73,148,691)			63,458,407

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24*
(Cost: $2,259)	164,430	INR	1,970

	Shares

PREFERRED STOCKS – 2.8%

Brazil – 2.1%

Bradespar SA	20,336		89,332

Cia Energetica de Minas Gerais	98,003		194,961

Cia Paranaense de Energia	117,526		142,973

Gerdau SA	50,908		230,029

Itausa SA	151,772		273,023

Petroleo Brasileiro SA	79,760		439,437

Total Brazil			1,369,755

South Korea – 0.7%

LG Chem Ltd.	632		111,319

Samsung Electronics Co. Ltd.	10,285		337,154

Total South Korea			448,473
TOTAL PREFERRED STOCKS (Cost: $2,253,902)			1,818,228

RIGHTS – 0.0%

Brazil – 0.0%
Localiza Rent a Car SA, expiring 10/31/22* (Cost: $0)	64		130

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)
(Cost: $970,995)	970,995		970,995

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $76,375,847)			66,249,730

Other Assets less Liabilities – (1.7)%			(1,075,857)

NET ASSETS – 100.0%			$65,173,873
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $92,928, which represents 0.14% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,539,808 and the total market value of the collateral held by the Fund was $1,641,620. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $670,625.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	10/3/2022	1,896	USD	10,200	BRL	$11	$—

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$15,483,695	$—	$92,928	*	$15,576,623
Russia	30,479	—	0	*	30,479
Taiwan	10,044,390	126,062	—		10,170,452
Other	37,680,853	—	—		37,680,853
Corporate Bonds	—	1,970	—		1,970
Preferred Stocks	1,818,228	—	—		1,818,228
Rights	130	—	—		130
Investment of Cash Collateral for Securities Loaned	—	970,995	—		970,995
Total Investments in Securities	$65,057,775	$1,099,027	$92,928		$66,249,730
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$11	$—		$11
Total – Net	$65,057,775	$1,099,038	$92,928		$66,249,741
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.1%

Brazil – 7.8%

Aliansce Sonae Shopping Centers SA	344,775	$1,268,481

Alupar Investimento SA	1,007,921	5,068,628

Arezzo Industria e Comercio SA	111,858	2,035,173

BR Properties SA	1,071,685	1,646,506

BrasilAgro – Co. Brasileira de Propriedades Agricolas	493,231	2,753,927

Camil Alimentos SA	1,221,174	2,142,589

Cia Brasileira de Distribuicao	1,819,331	6,522,057

Cia de Saneamento de Minas Gerais-COPASA	1,585,114	3,868,383

Cia de Saneamento do Parana	3,989,800	6,071,425

Cury Construtora e Incorporadora SA	1,068,995	2,349,917

Cyrela Brazil Realty SA Empreendimentos e Participacoes	4,932,823	16,735,036

Dexco SA	787,042	1,360,519

EDP – Energias do Brasil SA	2,998,625	12,102,385

Ez Tec Empreendimentos e Participacoes SA	133,166	522,929

Fleury SA	1,168,600	3,819,823

Fras-Le SA	391,209	906,265

Grendene SA	2,808,066	3,670,471

Guararapes Confeccoes SA	395,115	638,455

Iguatemi SA	189,534	713,444

Irani Papel e Embalagem SA	757,179	1,108,712

JHSF Participacoes SA	2,247,937	3,075,466

Kepler Weber SA	405,820	1,606,368

Light SA	1,482,870	1,480,444

M. Dias Branco SA	179,857	1,456,786

Mahle-Metal Leve SA	196,769	846,177

Minerva SA	3,187,029	7,388,880

Movida Participacoes SA	499,017	1,141,248

MPM Corporeos SA*	368,790	130,229

Multiplan Empreendimentos Imobiliarios SA	971,841	4,342,771

Odontoprev SA	2,589,810	4,213,526

Portobello SA	732,563	1,393,655

Positivo Tecnologia SA	436,668	1,005,115

Romi SA	497,315	1,622,824

Sao Martinho SA	953,533	4,498,953

SIMPAR SA	288,913	515,988

SLC Agricola SA	518,168	4,147,183

Sul America SA	2,001,999	8,165,155

SYN prop e tech SA	883,375	798,636

Transmissora Alianca de Energia Eletrica SA	5,346,662	38,502,174

Unipar Carbocloro SA	105,270	1,669,497

Wiz Solucoes e Corretagem de Seguros SA	635,626	935,427

YDUQS Participacoes SA	646,926	1,728,294

Total Brazil		165,969,921

Chile – 0.8%

CAP SA	1,369,231	8,947,774

Empresa Nacional de Telecomunicaciones SA	758,367	2,171,309

SMU SA	14,116,933	1,377,305

SONDA SA	2,536,248	921,637

Vina Concha y Toro SA	2,973,588	$3,405,269

Total Chile		16,823,294

China – 13.7%

Anhui Guangxin Agrochemical Co. Ltd., Class A	294,520	1,064,612

Aoyuan Healthy Life Group Co. Ltd.*†(a)	2,448,000	459,662

Asiainfo Technologies Ltd.(a)(b)	1,674,400	2,261,002

Ausnutria Dairy Corp. Ltd.*(a)	2,384,000	1,479,010

BAIC Motor Corp. Ltd., Class H(b)	7,992,000	1,751,136

Bank of Chongqing Co. Ltd., Class A	1,342,100	1,272,606

Bank of Chongqing Co. Ltd., Class H(a)	5,594,500	2,679,693

Beijing Jingneng Clean Energy Co. Ltd., Class H	9,130,000	1,744,608

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	947,000	1,064,031

Biem.L.Fdlkk Garment Co. Ltd., Class A	190,600	588,444

Binjiang Service Group Co. Ltd.	693,000	1,712,659

Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,886,000	1,185,174

Bright Dairy & Food Co. Ltd., Class A	454,300	667,193

C&D International Investment Group Ltd.(a)	5,300,304	13,672,933

Cabbeen Fashion Ltd.	1,464,000	262,964

Central China New Life Ltd.(a)	3,640,000	1,154,613

Chengdu Wintrue Holding Co. Ltd., Class A	468,600	794,020

Chengdu Xingrong Environment Co. Ltd., Class A	1,881,200	1,311,456

China Automotive Engineering Research Institute Co. Ltd., Class A	473,200	1,255,158

China Bohai Bank Co. Ltd., Class H(a)(b)	13,728,500	1,871,297

China Communications Services Corp. Ltd., Class H	14,770,000	4,967,299

China Datang Corp. Renewable Power Co. Ltd., Class H	3,743,000	872,583

China East Education Holdings Ltd.(a)(b)	1,391,500	460,885

China Everbright Greentech Ltd.(a)(b)	2,674,000	510,962

China Foods Ltd.	4,716,000	1,405,806

China Hanking Holdings Ltd.	8,823,000	865,452

China Harmony Auto Holding Ltd.(a)	2,550,500	490,612

China Kepei Education Group Ltd.	1,454,000	324,144

China Modern Dairy Holdings Ltd.(a)	9,445,000	1,082,880

China New Higher Education Group Ltd.(a)(b)	2,732,000	668,217

China Nonferrous Mining Corp. Ltd.(a)	6,824,000	2,607,931

China Reinsurance Group Corp., Class H	62,442,000	3,857,931

China Renaissance Holdings Ltd.*(a)(b)	711,500	610,901

China Risun Group Ltd.(a)	9,842,000	3,849,086

China South Publishing & Media Group Co. Ltd., Class A	3,537,100	4,882,078

China Tianbao Group Development Co. Ltd.*	329,000	129,925

China Water Affairs Group Ltd.(a)	4,462,000	3,535,541

China World Trade Center Co. Ltd., Class A	404,600	776,947

China XLX Fertiliser Ltd.	965,000	484,350

CIMC Enric Holdings Ltd.(a)	1,764,000	1,880,875

CITIC Telecom International Holdings Ltd.	24,783,000	8,019,060

Consun Pharmaceutical Group Ltd.	4,906,000	2,099,920

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

CTS International Logistics Corp. Ltd., Class A	894,300	$1,202,996

DaFa Properties Group Ltd.(a)	923,000	20,224

Datang Group Holdings Ltd.*(a)	2,273,000	457,501

Dexin China Holdings Co. Ltd.(a)	7,250,000	1,283,774

Dynagreen Environmental Protection Group Co. Ltd., Class H(a)	2,658,000	805,875

E-Star Commercial Management Co. Ltd.	1,227,000	211,015

Edvantage Group Holdings Ltd.	1,396,000	345,003

EEKA Fashion Holdings Ltd.(a)	1,126,000	1,531,953

Excellence Commercial Property & Facilities Management Group Ltd.(a)	4,318,000	1,512,694

Fangda Special Steel Technology Co. Ltd., Class A	7,836,377	6,628,189

Fire Rock Holdings Ltd.*†(a)	1,664,000	109,014

Fu Shou Yuan International Group Ltd.	3,786,000	2,088,355

Fufeng Group Ltd.	8,454,000	4,318,595

Fulu Holdings Ltd.(a)	1,208,500	720,491

Ganglong China Property Group Ltd.*(a)	3,181,000	968,495

Gansu Shangfeng Cement Co. Ltd., Class A	1,233,280	2,141,631

Genertec Universal Medical Group Co. Ltd.(b)	6,585,000	3,372,234

Greenland Hong Kong Holdings Ltd.(a)	14,152,000	973,526

Greentown Management Holdings Co. Ltd.(b)	4,793,000	4,090,893

Guangdong Baolihua New Energy Stock Co. Ltd., Class A	5,654,205	3,743,482

Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	646,600	1,607,169

Guizhou Panjiang Refined Coal Co. Ltd., Class A	1,347,300	1,602,590

Hainan Strait Shipping Co. Ltd., Class A	842,300	582,473

Hangcha Group Co. Ltd., Class A	514,980	896,447

Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	3,673,600	5,395,116

Health & Happiness H&H International Holdings Ltd.	1,295,500	1,217,951

Hisense Home Appliances Group Co. Ltd., Class H	2,386,000	2,167,184

Huapont Life Sciences Co. Ltd., Class A	2,756,500	2,056,989

Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	912,830	2,933,440

Huijing Holdings Co. Ltd.(a)	4,128,000	41,018

JH Educational Technology, Inc.*(a)	6,468,000	1,227,700

Jiangsu Provincial Agricultural Reclamation and Development Corp.	661,880	1,067,676

Jiangsu Shagang Co. Ltd., Class A	1,493,700	794,081

Jiangsu Zhongnan Construction Group Co. Ltd., Class A*	12,746,600	4,148,056

Jiayuan Services Holdings Ltd.	1,699,000	99,560

Jingrui Holdings Ltd.*†	9,514,000	593,790

Jinlei Technology Co. Ltd., Class A*	107,000	580,090

Jinneng Science & Technology Co. Ltd., Class A	460,600	600,854

JNBY Design Ltd.	3,162,500	3,090,023

Kaisa Prosperity Holdings Ltd.*	355,750	113,751

Kehua Data Co. Ltd., Class A	186,700	1,105,144

KingClean Electric Co. Ltd., Class A	412,782	1,912,456

KWG Living Group Holdings Ltd.	2,004,000	268,054

Lao Feng Xiang Co. Ltd., Class A	189,800	1,050,015

Legend Holdings Corp., Class H(b)	2,571,700	2,234,295

Liuzhou Iron & Steel Co. Ltd., Class A	2,013,900	954,810

Lonking Holdings Ltd.	33,744,000	4,943,451

Maccura Biotechnology Co. Ltd., Class A	427,300	1,003,945

NanJi E-Commerce Co. Ltd., Class A	2,946,200	1,839,012

Nantong Jianghai Capacitor Co. Ltd., Class A	189,543	642,343

NetDragon Websoft Holdings Ltd.	1,183,000	2,155,047

Newland Digital Technology Co. Ltd., Class A	1,114,300	1,892,817

Opple Lighting Co. Ltd., Class A	222,000	471,145

People.cn Co. Ltd., Class A	633,400	916,896

Poly Property Group Co. Ltd.	19,041,000	3,395,890

Poly Property Services Co. Ltd., Class H(a)	190,200	1,009,163

Powerlong Commercial Management Holdings Ltd.	561,500	236,048

Prinx Chengshan Holdings Ltd.	1,418,000	1,174,155

Pujiang International Group Ltd.*	1,353,000	465,369

Qinhuangdao Port Co. Ltd., Class A	1,987,800	741,680

Radiance Holdings Group Co. Ltd.(a)	6,718,000	2,909,744

Redco Properties Group Ltd.*(a)(b)	3,240,000	726,430

S-Enjoy Service Group Co. Ltd.*(a)	489,000	356,943

Sanquan Food Co. Ltd., Class A	644,868	1,469,895

Shandong Bohui Paper Industrial Co. Ltd., Class A	494,500	479,299

Shandong Chenming Paper Holdings Ltd., Class A*	1,180,300	774,819

Shandong Chenming Paper Holdings Ltd., Class H*(a)	3,380,000	934,356

Shanghai Chinafortune Co. Ltd., Class A	384,600	572,923

Shanghai Environment Group Co. Ltd., Class A	361,800	451,670

Shanghai Flyco Electrical Appliance Co. Ltd., Class A	100,500	1,106,478

Shanghai Industrial Holdings Ltd.	4,512,000	4,885,667

Shanghai Liangxin Electrical Co. Ltd., Class A	788,200	1,297,976

Shanying International Holding Co. Ltd., Class A	2,308,300	770,604

Shenzhen Expressway Corp. Ltd., Class A	906,992	1,012,695

Shenzhen Expressway Corp. Ltd., Class H	9,498,000	6,945,123

Shenzhen Huaqiang Industry Co. Ltd., Class A	407,700	682,250

Shenzhen Jinjia Group Co. Ltd., Class A	1,904,485	2,265,352

Shenzhen Megmeet Electrical Co. Ltd., Class A	120,300	487,332

Shinsun Holdings Group Co. Ltd.*(a)	9,467,000	337,681

Shougang Fushan Resources Group Ltd.	31,324,412	9,138,066

Shui On Land Ltd.(a)	25,137,500	2,561,816

Simcere Pharmaceutical Group Ltd.(b)	1,891,000	1,640,493

Sinic Holdings Group Co. Ltd., Class H*†	3,669,000	116,849

Sino-Ocean Group Holding Ltd.	40,976,500	4,280,402

Sino-Ocean Service Holding Ltd.(b)	1,216,500	283,595

Sinopec Engineering Group Co. Ltd., Class H	16,392,000	6,577,765

Sinopec Kantons Holdings Ltd.(a)	9,310,000	2,573,625

Sinosoft Co. Ltd., Class A	425,100	1,324,944

Sunkwan Properties Group Ltd.*(a)	1,902,000	15,992

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

Suofeiya Home Collection Co. Ltd., Class A	1,264,400	$2,977,813

Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A*	2,917,100	1,849,490

SY Holdings Group Ltd.(a)	13,000	8,297

TangShan Port Group Co. Ltd., Class A	12,176,900	4,406,753

Tian Lun Gas Holdings Ltd.(a)	4,516,500	1,984,984

Tiangong International Co. Ltd.(a)	3,722,000	1,005,190

Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	241,000	747,426

Tianli International Holdings Ltd.*(a)	13,293,000	2,438,492

Times Neighborhood Holdings Ltd.(a)	2,471,000	195,164

Tong Ren Tang Technologies Co. Ltd., Class H	2,512,888	1,466,137

Tongling Jingda Special Magnet Wire Co. Ltd., Class A	1,153,400	690,828

Tongyu Heavy Industry Co. Ltd., Class A	3,143,300	1,093,452

Valiant Co. Ltd., Class A	414,000	846,682

Vesync Co. Ltd.	426,000	171,488

Wasu Media Holding Co. Ltd., Class A	825,700	773,679

Wuxi Taiji Industry Co. Ltd., Class A	1,907,200	1,532,897

Xiabuxiabu Catering Management China Holdings Co. Ltd.(a)(b)	994,000	655,922

Xiamen ITG Group Corp. Ltd., Class A	4,479,000	4,008,335

Xiamen Xiangyu Co. Ltd., Class A	2,536,900	2,967,780

Xinjiang Tianshan Cement Co. Ltd., Class A	1,153,800	1,438,780

Xinte Energy Co. Ltd., Class H(a)	206,800	439,423

Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(a)(b)	506,000	1,149,956

Yuexiu Transport Infrastructure Ltd.	10,220,000	4,153,148

Zhejiang Expressway Co. Ltd., Class H	12,690,000	8,648,709

Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	2,110,200	2,702,444

Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	1,066,500	2,423,473

Zhejiang Medicine Co. Ltd., Class A	582,653	1,107,418

Zhejiang Wanliyang Co. Ltd., Class A*	1,404,800	1,562,608

Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,061,200	1,061,213

Zhenro Services Group Ltd.*	1,352,000	68,893

Zhongshan Broad Ocean Motor Co. Ltd., Class A	2,614,500	1,940,022

Zhongshan Public Utilities Group Co. Ltd., Class A	1,655,702	1,511,908

Zhou Hei Ya International Holdings Co. Ltd.*(a)(b)	1,118,500	545,721

Total China		293,944,598

Hong Kong – 0.6%

Canvest Environmental Protection Group Co. Ltd.(a)	2,408,000	1,515,372

Concord New Energy Group Ltd.	31,420,000	2,601,689

Digital China Holdings Ltd.	4,525,000	1,815,787

Huisen Household International Group Ltd.*(a)	4,164,000	148,527

IMAX China Holding, Inc.(a)(b)	817,600	582,222

IVD Medical Holding Ltd.(a)	2,242,000	671,181

Modern Dental Group Ltd.	1,538,000	344,830

Nissin Foods Co. Ltd.(a)	1,028,000	802,767

Perfect Medical Health Management Ltd.	6,671,000	2,838,398

VPower Group International Holdings Ltd., Class H*(a)(b)	4,623,000	435,804

Wasion Holdings Ltd.	4,918,000	1,246,745

Total Hong Kong		13,003,322

Hungary – 0.0%

Magyar Telekom Telecommunications PLC	1,266,204	866,393

India – 9.0%

Aegis Logistics Ltd.	346,577	1,154,955

AIA Engineering Ltd.	30,740	948,145

Ajanta Pharma Ltd.	57,688	902,323

Alembic Pharmaceuticals Ltd.	147,569	1,096,819

Amara Raja Batteries Ltd.	193,049	1,165,158

Angel One Ltd.	40,846	683,852

Apollo Tyres Ltd.	628,277	2,152,405

Avanti Feeds Ltd.	88,424	509,069

Bajaj Consumer Care Ltd.	522,456	1,001,867

Balmer Lawrie & Co. Ltd.	731,211	1,008,489

Balrampur Chini Mills Ltd.	185,137	791,286

Bharat Dynamics Ltd.	114,689	1,233,223

Birla Corp. Ltd.	30,507	358,222

Birlasoft Ltd.	313,916	1,089,910

Blue Star Ltd.	105,594	1,428,645

Carborundum Universal Ltd.	41,133	453,240

Care Ratings Ltd.	150,800	937,596

Castrol India Ltd.	3,555,759	4,925,973

CCL Products India Ltd.	169,892	1,049,409

Ceat Ltd.	55,211	1,067,962

CESC Ltd.	6,862,233	6,520,497

Chambal Fertilisers and Chemicals Ltd.	731,595	2,872,826

Cochin Shipyard Ltd.(b)	230,009	1,246,864

Computer Age Management Services Ltd.	35,373	1,098,959

Cosmo First Ltd.	124,889	1,337,528

CRISIL Ltd.	67,130	2,693,947

Cyient Ltd.	194,604	1,896,732

DB Corp. Ltd.	553,628	836,044

DCM Shriram Ltd.	96,802	1,188,261

Deepak Fertilisers & Petrochemicals Corp. Ltd.	157,529	1,701,810

Edelweiss Financial Services Ltd.	1,349,483	1,017,695

Emami Ltd.	608,835	3,774,195

Endurance Technologies Ltd.(b)	26,713	467,577

Engineers India Ltd.	1,740,754	1,366,262

EPL Ltd.	248,673	538,758

Equitas Holdings Ltd.*	577,907	704,347

Eris Lifesciences Ltd.(b)	109,215	954,459

Exide Industries Ltd.	721,796	1,392,552

Federal Bank Ltd.	1,580,620	2,307,262

Finolex Cables Ltd.	253,413	1,462,515

Finolex Industries Ltd.	548,940	921,746

Firstsource Solutions Ltd.	1,064,010	1,370,701

Galaxy Surfactants Ltd.	6,699	247,073

Geojit Financial Services Ltd.	754,845	437,033

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

GHCL Ltd.	198,071	$1,581,987

Glenmark Pharmaceuticals Ltd.	118,564	566,431

Godawari Power and Ispat Ltd.	140,572	481,583

Godfrey Phillips India Ltd.	66,835	943,070

Godrej Agrovet Ltd.(b)	66,645	420,836

Graphite India Ltd.	71,647	313,621

Great Eastern Shipping Co. Ltd.	490,499	3,258,588

Grindwell Norton Ltd.	46,181	1,171,765

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	283,635	2,237,143

Gujarat Pipavav Port Ltd.	1,637,097	1,753,790

Gujarat State Fertilizers & Chemicals Ltd.	905,780	1,457,465

Gujarat State Petronet Ltd.	468,830	1,330,973

Gulf Oil Lubricants India Ltd.	76,505	403,256

HeidelbergCement India Ltd.	524,727	1,221,979

Hinduja Global Solutions Ltd.	28,199	438,161

Housing & Urban Development Corp. Ltd.	2,315,058	1,003,129

ICICI Securities Ltd.(b)	423,202	2,721,509

IIFL Finance Ltd.	229,028	990,140

IIFL Wealth Management Ltd.	195,664	4,426,244

Indiabulls Housing Finance Ltd.*	1,907,773	2,784,813

Indian Bank	456,038	1,103,500

Indian Energy Exchange Ltd.(b)	530,181	925,766

IRCON International Ltd.(b)	2,931,086	1,423,185

JB Chemicals & Pharmaceuticals Ltd.	77,232	1,822,590

Jindal Saw Ltd.	555,344	563,186

JK Lakshmi Cement Ltd.	56,488	406,277

JK Paper Ltd.	399,833	1,860,288

JK Tyre & Industries Ltd.	258,742	529,085

Jubilant Pharmova Ltd.	103,658	428,069

Jyothy Labs Ltd.	303,201	702,365

Kajaria Ceramics Ltd.	119,890	1,769,069

Kalpataru Power Transmission Ltd.	277,522	1,437,566

KEC International Ltd.	175,330	969,311

Kirloskar Ferrous Industries Ltd.	249,155	812,842

Kirloskar Oil Engines Ltd.	189,136	565,074

KPIT Technologies Ltd.	97,516	791,024

LIC Housing Finance Ltd.	1,282,238	6,523,000

Mahanagar Gas Ltd.	237,564	2,430,066

Manappuram Finance Ltd.	1,002,607	1,201,015

Mazagon Dock Shipbuilders Ltd.	123,753	750,645

Metropolis Healthcare Ltd.(b)	24,031	459,152

Mindspace Business Parks REIT(b)	1,856,498	8,312,693

Motilal Oswal Financial Services Ltd.	79,431	708,863

Multi Commodity Exchange of India Ltd.	51,778	775,703

Natco Pharma Ltd.	106,724	794,744

National Aluminium Co. Ltd.	6,393,496	5,603,556

Navin Fluorine International Ltd.	21,822	1,204,644

NBCC India Ltd.	973,718	368,056

NCC Ltd.	533,333	470,388

NIIT Ltd.	309,126	1,194,496

NLC India Ltd.	1,149,407	961,474

Orient Cement Ltd.	278,343	443,597

Orient Electric Ltd.	26,066	87,441

PCBL Ltd.	863,115	1,362,820

Polyplex Corp. Ltd.	119,850	2,918,417

Praj Industries Ltd.	147,893	758,360

Prestige Estates Projects Ltd.	131,921	729,406

PTC India Ltd.	2,895,746	2,731,962

Quess Corp. Ltd.(b)	64,694	513,130

Rail Vikas Nigam Ltd.	7,505,957	3,109,365

Railtel Corp. of India Ltd.	361,261	458,952

Rallis India Ltd.	217,431	562,078

Ramco Cements Ltd.	58,129	539,123

Rashtriya Chemicals & Fertilizers Ltd.	1,005,521	1,161,863

Ratnamani Metals & Tubes Ltd.	25,350	588,525

Redington Ltd.	2,744,745	4,696,529

Sanofi India Ltd.	29,675	2,108,698

Sasken Technologies Ltd.	31,156	309,947

Shriram City Union Finance Ltd.	34,246	735,951

SJVN Ltd.	8,389,756	3,202,187

SKF India Ltd.	17,603	1,019,844

Sonata Software Ltd.	278,016	1,762,051

Sterlite Technologies Ltd.	272,022	551,058

Subex Ltd.*	1,135,582	443,198

Sudarshan Chemical Industries Ltd.	86,820	446,793

Sundram Fasteners Ltd.	158,345	1,769,310

Supreme Petrochem Ltd.	136,729	1,278,695

Suven Pharmaceuticals Ltd.	83,814	464,602

Swaraj Engines Ltd.	48,753	953,740

Tata Chemicals Ltd.	248,203	3,370,597

Techno Electric & Engineering Co. Ltd.	288,444	937,473

Thermax Ltd.	80,946	2,158,693

Thyrocare Technologies Ltd.(b)	83,361	717,601

Torrent Power Ltd.	484,862	2,901,975

Trident Ltd.	2,461,482	1,102,884

UTI Asset Management Co. Ltd.	101,776	904,210

V-Guard Industries Ltd.	89,094	265,964

Vaibhav Global Ltd.	67,737	292,801

Vardhman Textiles Ltd.	156,535	649,221

Welspun Corp. Ltd.	709,213	2,311,118

Yes Bank Ltd.*(c)	5,997,912	1,153,852

Zensar Technologies Ltd.	117,700	306,218

Total India		192,468,615

Indonesia – 1.6%

Ace Hardware Indonesia Tbk PT	22,526,200	902,379

AKR Corporindo Tbk PT	51,265,225	4,544,939

Astra Agro Lestari Tbk PT	1,511,100	818,688

Bank BTPN Syariah Tbk PT	2,865,800	513,783

Bank Danamon Indonesia Tbk PT	3,758,700	626,964

Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	21,089,728	1,876,643

Bank Pembangunan Daerah Jawa Timur Tbk PT	39,653,800	1,848,905

BFI Finance Indonesia Tbk PT	29,848,500	2,254,196

Bukit Asam Tbk PT	14,546,600	3,983,538

Ciputra Development Tbk PT	11,374,300	709,610

Erajaya Swasembada Tbk PT	24,868,200	676,108

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

Indo Tambangraya Megah Tbk PT	1,447,400	$3,937,517

Industri Jamu Dan Farmasi Sido Muncul Tbk PT	50,478,770	2,353,632

Japfa Comfeed Indonesia Tbk PT	15,582,700	1,550,339

Media Nusantara Citra Tbk PT*	14,612,200	796,462

Medikaloka Hermina Tbk PT	6,100,400	651,003

Mitra Keluarga Karyasehat Tbk PT	12,999,100	2,475,613

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	7,333,700	520,138

Puradelta Lestari Tbk PT	171,469,600	1,936,810

Sawit Sumbermas Sarana Tbk PT	21,070,700	1,791,926

Total Indonesia		34,769,193

Malaysia – 3.3%

Aeon Co. M Bhd	3,024,300	893,528

Ann Joo Resources Bhd	1,027,800	200,595

Astro Malaysia Holdings Bhd	21,211,400	3,499,401

Bank Islam Malaysia Bhd	4,159,800	2,305,518

Bermaz Auto Bhd	4,013,100	1,618,395

British American Tobacco Malaysia Bhd	1,128,100	2,496,076

Bursa Malaysia Bhd	7,465,650	9,998,207

Carlsberg Brewery Malaysia Bhd	571,900	2,775,016

DRB-Hicom Bhd	718,800	203,068

Dufu Technology Corp. Bhd	615,000	340,856

Duopharma Biotech Bhd	2,522,012	707,055

Eco World Development Group Bhd	11,222,000	1,476,261

FGV Holdings Bhd	2,818,200	856,947

Fraser & Neave Holdings Bhd	460,500	2,145,094

Frontken Corp. Bhd	1,553,700	921,431

Genting Plantations Bhd	831,800	1,029,660

Globetronics Technology Bhd	3,102,633	782,851

Heineken Malaysia Bhd	503,500	2,592,965

Hextar Global Bhd	1,557,400	591,120

IJM Corp. Bhd	12,048,500	4,339,227

Inari Amertron Bhd	14,875,375	8,084,094

KPJ Healthcare Bhd	3,350,600	570,838

Lotte Chemical Titan Holding Bhd(b)	1,442,300	416,796

Malaysia Building Society Bhd	14,934,228	1,851,883

Malaysian Pacific Industries Bhd	105,300	652,647

Malaysian Resources Corp. Bhd	9,298,300	601,572

Mega First Corp. Bhd	2,328,700	1,657,259

My EG Services Bhd	7,526,043	1,379,585

Scientex Bhd	2,896,800	2,167,758

SKP Resources Bhd	2,797,025	1,001,307

Sunway Bhd	3,505,800	1,186,997

Supermax Corp. Bhd	4,359,926	634,667

Syarikat Takaful Malaysia Keluarga Bhd	881,200	627,121

TIME dotCom Bhd	5,193,600	5,174,559

Uchi Technologies Bhd	3,222,000	2,258,249

UMW Holdings Bhd	864,200	557,248

Unisem M Bhd	525,700	294,764

ViTrox Corp. Bhd	195,600	304,979

VS Industry Bhd	6,912,750	1,446,057

Yinson Holdings Bhd	2,052,200	951,527

Total Malaysia		71,593,178

Mexico – 4.0%

Alpek SAB de CV(a)	4,511,347	5,853,589

Banco del Bajio SA(b)	7,896,101	19,992,068

Bolsa Mexicana de Valores SAB de CV	5,083,116	8,516,732

Corp. Inmobiliaria Vesta SAB de CV	6,949,017	12,966,660

GCC SAB de CV(a)	391,086	2,347,586

Grupo Comercial Chedraui SA de CV	456,394	1,350,740

Grupo Rotoplas SAB de CV*(a)	613,982	879,407

Industrias Bachoco SAB de CV, Series B(a)	903,658	3,499,133

Megacable Holdings SAB de CV, Series CPO	5,196,228	10,486,780

Promotora y Operadora de Infraestructura SAB de CV	590,552	4,028,353

Qualitas Controladora SAB de CV(a)	1,889,978	7,806,175

Regional SAB de CV(a)	1,265,775	7,146,758

Total Mexico		84,873,981

Philippines – 1.5%

Alliance Global Group, Inc.	2,384,600	335,573

Century Pacific Food, Inc.	3,329,600	1,277,885

D&L Industries, Inc.	6,818,100	779,211

DMCI Holdings, Inc.	41,464,600	6,995,051

First Gen Corp.	2,790,200	774,831

GT Capital Holdings, Inc.	67,180	476,247

LT Group, Inc.	25,382,500	3,576,281

Megaworld Corp.	23,663,000	823,412

Metro Pacific Investments Corp.	33,436,000	1,899,222

Nickel Asia Corp.	16,057,400	1,388,674

Puregold Price Club, Inc.	1,434,600	691,300

Robinsons Land Corp.	8,108,226	2,279,293

Robinsons Retail Holdings, Inc.	977,210	911,785

Security Bank Corp.	1,227,110	1,695,453

Semirara Mining & Power Corp.	10,610,000	7,058,252

Wilcon Depot, Inc.	1,702,900	928,062

Total Philippines		31,890,532

Poland – 0.5%

Asseco Poland SA	293,889	4,114,684

Bank Handlowy w Warszawie SA	161,574	1,776,365

Ciech SA	247,885	1,595,016

LiveChat Software SA	67,051	1,477,050

TEN Square Games SA(a)	14,788	292,527

Warsaw Stock Exchange	260,153	1,726,628

Total Poland		10,982,270

South Africa – 8.9%

Adcock Ingram Holdings Ltd.	666,666	1,689,617

Advtech Ltd.	3,042,978	3,013,771

AECI Ltd.	809,162	3,884,518

African Rainbow Minerals Ltd.(a)	1,584,197	21,553,365

Afrimat Ltd.	625,765	1,671,260

Astral Foods Ltd.	316,475	3,401,677

AVI Ltd.	3,535,990	14,322,997

Cashbuild Ltd.(a)	223,169	2,471,032

Coronation Fund Managers Ltd.	2,452,149	4,098,626

DataTec Ltd.	756,819	1,854,096

Dis-Chem Pharmacies Ltd.(b)	753,115	1,334,634

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

DRDGOLD Ltd.(a)	3,634,103	$1,993,727

Equites Property Fund Ltd.(a)	7,214,201	6,462,575

Harmony Gold Mining Co. Ltd.	1,918,541	4,560,304

Investec Ltd.	1,779,304	7,092,466

Italtile Ltd.	3,657,874	2,867,684

JSE Ltd.	786,330	4,424,186

KAP Industrial Holdings Ltd.	11,348,534	2,462,611

Metair Investments Ltd.	1,008,176	1,514,578

Momentum Metropolitan Holdings	2,906,432	2,715,203

Motus Holdings Ltd.(a)	1,475,431	9,421,907

Oceana Group Ltd.(a)	730,885	2,165,917

Omnia Holdings Ltd.	1,079,922	4,061,913

Pick n Pay Stores Ltd.(a)	1,561,404	4,819,958

Raubex Group Ltd.	645,493	1,267,102

Resilient REIT Ltd.(a)	3,323,956	8,866,349

Royal Bafokeng Platinum Ltd.	2,477,908	19,790,175

Santam Ltd.(a)	155,008	2,156,442

SPAR Group Ltd.	1,942,755	15,496,640

Tiger Brands Ltd.(a)	1,145,931	10,803,536

Transaction Capital Ltd.	416,864	852,632

Truworths International Ltd.(a)	5,630,515	15,617,258

Wilson Bayly Holmes-Ovcon Ltd.	208,390	995,541

Total South Africa		189,704,297

South Korea – 9.8%

Aekyung Chemical Co. Ltd.	62,568	415,021

AfreecaTV Co. Ltd.	9,145	406,530

Ahnlab, Inc.	13,303	572,772

APTC Co. Ltd.	68,768	615,245

BGF Retail Co. Ltd.	18,997	2,197,528

BH Co. Ltd.	53,167	955,051

Binggrae Co. Ltd.	18,198	501,790

BNK Financial Group, Inc.	1,560,465	6,566,016

Caregen Co. Ltd.(a)	14,396	1,157,154

Cheil Worldwide, Inc.	553,059	8,775,033

Chong Kun Dang Pharmaceutical Corp.	7,664	421,046

CJ Corp.	42,803	2,079,268

CS Wind Corp.(a)	20,665	876,749

Cuckoo Holdings Co. Ltd.	36,036	414,337

Dae Won Kang Up Co. Ltd.	200,688	377,333

Daeduck Electronics Co. Ltd.	96,345	1,431,000

Daesang Corp.	82,210	1,238,293

Daesang Holdings Co. Ltd.	44,014	222,423

Daishin Securities Co. Ltd.	397,735	3,822,504

Danawa Co. Ltd.*	33,650	336,335

Daol Investment & Securities Co. Ltd.	238,218	606,076

DB Financial Investment Co. Ltd.	314,814	961,583

DB HiTek Co. Ltd.	51,851	1,353,627

DGB Financial Group, Inc.	942,578	4,591,996

Digital Daesung Co. Ltd.	177,720	869,532

DL Holdings Co. Ltd.	37,168	1,488,590

DN Automotive Corp.	39,250	1,689,942

Dohwa Engineering Co. Ltd.	72,612	392,319

DongKook Pharmaceutical Co. Ltd.	26,430	300,194

Dongkuk Steel Mill Co. Ltd.	104,987	792,521

Dongsuh Cos., Inc.	182,784	2,657,376

Dongsung Chemical Co. Ltd.	123,192	397,380

Dongsung Finetec Co. Ltd.(a)	102,365	769,151

Dongwon Development Co. Ltd.	392,490	886,100

DoubleUGames Co. Ltd.(a)	8,651	265,450

Douzone Bizon Co. Ltd.	11,941	260,403

EBEST Investment & Securities Co. Ltd.	235,292	901,237

Echo Marketing, Inc.	85,084	758,245

Ecopro Co. Ltd.	11,311	914,715

Eugene Investment & Securities Co. Ltd.	235,163	368,187

F&F Holdings Co. Ltd.	60,858	623,170

Fila Holdings Corp.	31,018	678,593

GOLFZON Co. Ltd.	14,310	1,081,227

Green Cross Corp.	3,963	342,092

Green Cross Holdings Corp.	86,375	984,072

GS Engineering & Construction Corp.	323,516	5,099,102

HAESUNG DS Co. Ltd.	33,553	979,128

Han Kuk Carbon Co. Ltd.	80,841	672,404

Hana Materials, Inc.	18,843	378,651

Hana Pharm Co. Ltd.	26,699	276,190

Handsome Co. Ltd.	27,139	487,504

Hanil Cement Co. Ltd.(a)	120,362	954,853

Hanil Holdings Co. Ltd.	78,544	609,379

Hanjin Transportation Co. Ltd.(a)	28,127	401,056

Hankook & Co. Co. Ltd.(a)	122,784	1,068,471

Hanmi Semiconductor Co. Ltd.	184,495	1,392,707

Hansae Co. Ltd.	61,365	574,747

Hansol Chemical Co. Ltd.	12,576	1,494,317

Hansol Paper Co. Ltd.	105,528	1,106,395

Hanssem Co. Ltd.	23,811	711,484

Hanwha Aerospace Co. Ltd.(a)	51,727	2,223,534

Hanwha Corp.(a)	137,775	2,354,511

Hanwha Systems Co. Ltd.(a)	121,557	938,845

Hanyang Eng Co. Ltd.	54,876	492,875

HDC Holdings Co. Ltd.	140,076	579,611

Hite Jinro Co. Ltd.	95,151	1,762,425

HL Holdings Corp.	53,384	1,182,829

HS Industries Co. Ltd.	212,847	618,888

Huons Co. Ltd.(a)	7,840	174,533

Huvis Corp.	66,720	250,427

Hyosung TNC Corp.	4,856	879,083

Hyundai Department Store Co. Ltd.	24,484	930,964

Hyundai Elevator Co. Ltd.	55,906	877,256

Hyundai Greenfood Co. Ltd.	120,622	540,426

Hyundai Marine & Fire Insurance Co. Ltd.	296,002	6,061,969

Hyundai Motor Securities Co. Ltd.	233,894	1,589,047

Hyundai Wia Corp.	24,644	1,035,231

iMarketKorea, Inc.	192,047	1,396,022

Innocean Worldwide, Inc.	38,528	1,117,573

IS Dongseo Co. Ltd.	39,309	840,746

JB Financial Group Co. Ltd.	1,160,997	5,647,962

JW Life Science Corp.(a)	49,266	389,114

KCC Glass Corp.	100,944	2,818,699

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

KEPCO Plant Service & Engineering Co. Ltd.(a)	99,790	$2,420,293

Kginicis Co. Ltd.	37,421	308,638

KIWOOM Securities Co. Ltd.	61,245	3,240,544

Koentec Co. Ltd.(a)	245,388	1,390,995

Koh Young Technology, Inc.	70,532	626,097

Kolon Corp.	21,270	333,017

Kolon Industries, Inc.	45,417	1,342,797

Korea Aerospace Industries Ltd.	82,767	2,802,867

Korea Asset In Trust Co. Ltd.	742,984	1,602,087

Korea Electric Terminal Co. Ltd.	16,424	715,185

Korea Petrochemical Ind Co. Ltd.	9,896	715,898

Korea Real Estate Investment & Trust Co. Ltd.	1,163,767	1,114,392

Korean Reinsurance Co.	742,906	4,076,195

KSS LINE Ltd.	77,686	480,006

Kukdo Chemical Co. Ltd.	13,870	418,320

Kumho E&C Co. Ltd.	209,725	1,093,555

Kyobo Securities Co. Ltd.	155,250	615,270

Kyungdong Pharm Co. Ltd.	148,286	742,104

LEADCORP, Inc.(a)	150,219	964,921

LEENO Industrial, Inc.(a)	20,143	1,752,851

LF Corp.	63,161	644,545

LIG Nex1 Co. Ltd.	37,434	2,362,683

Lotte Chilsung Beverage Co. Ltd.	9,166	1,021,861

Lotte Data Communication Co.	15,129	249,559

LOTTE Fine Chemical Co. Ltd.	41,288	1,624,739

Lotte Himart Co. Ltd.	43,607	394,709

LS Cable & System Asia Ltd.	75,911	374,063

LS Corp.	92,036	3,647,474

LS Electric Co. Ltd.	42,236	1,378,641

LX International Corp.	61,110	1,661,550

LX Semicon Co. Ltd.(a)	34,792	1,848,181

Maeil Dairies Co. Ltd.	9,670	348,085

Mcnex Co. Ltd.	27,493	519,805

MegaStudyEdu Co. Ltd.	24,678	1,236,746

Meritz Fire & Marine Insurance Co. Ltd.	490,982	10,123,694

Meritz Securities Co. Ltd.(a)	4,364,893	11,211,981

Mirae Asset Life Insurance Co. Ltd.	244,012	451,116

NICE Holdings Co. Ltd.	49,113	423,950

NICE Information Service Co. Ltd.	60,115	563,040

NongShim Co. Ltd.	6,599	1,374,503

Orion Holdings Corp.	120,784	1,249,461

Osstem Implant Co. Ltd.	11,621	936,535

Partron Co. Ltd.	154,766	821,048

PI Advanced Materials Co. Ltd.	31,390	654,918

Poongsan Corp.	55,144	936,604

Posco International Corp.	197,156	2,880,101

Samjin Pharmaceutical Co. Ltd.	66,538	1,223,142

SAMT Co. Ltd.	302,636	558,439

Samyang Holdings Corp.	20,702	902,918

Samyang Packaging Corp.	47,788	561,151

SaraminHR Co. Ltd.	29,096	609,090

Seohee Construction Co. Ltd.	978,617	800,295

Seoul Semiconductor Co. Ltd.	51,706	366,825

SFA Engineering Corp.	52,394	1,391,607

SGC Energy Co. Ltd.	29,693	638,191

Shinsegae, Inc.	3,976	641,963

SIMMTECH Co. Ltd.(a)	40,068	826,173

SK D&D Co. Ltd.	11,088	173,214

SK Discovery Co. Ltd.	36,602	762,382

SK Networks Co. Ltd.	355,220	983,205

SL Corp.	48,605	1,097,324

SNT Dynamics Co. Ltd.(a)	81,863	529,846

SNT Motiv Co. Ltd.(a)	36,119	1,060,319

Soulbrain Co. Ltd.	5,192	645,598

Taeyoung Engineering & Construction Co. Ltd.	104,135	342,458

TES Co. Ltd.	61,186	652,189

TKG Huchems Co. Ltd.(a)	100,830	1,331,996

Tongyang Life Insurance Co. Ltd.	320,967	1,080,210

TS Corp.	868,805	1,569,764

Unid Co. Ltd.	18,710	1,091,972

Wemade Co. Ltd.	6,816	218,196

WiSoL Co. Ltd.	15,526	73,794

WONIK IPS Co. Ltd.	37,381	581,343

Woongjin Thinkbig Co. Ltd.	339,233	515,714

Youlchon Chemical Co. Ltd.	43,108	804,490

Youngone Corp.(a)	43,515	1,356,517

Yuanta Securities Korea Co. Ltd.	342,674	588,009

Total South Korea		208,898,122

Taiwan – 25.9%

AcBel Polytech, Inc.(a)	1,920,303	1,702,621

Acer, Inc.(a)	17,060,000	11,767,741

Advancetek Enterprise Co. Ltd.(a)	659,000	605,054

Alltek Technology Corp.	922,240	974,555

Arcadyan Technology Corp.(a)	1,012,681	3,039,734

Asia Optical Co., Inc.	423,000	767,419

Asia Vital Components Co. Ltd.	557,000	1,956,140

ASROCK, Inc.(a)	194,000	521,220

BES Engineering Corp.(a)	3,628,000	930,169

C Sun Manufacturing Ltd.(a)	986,750	1,414,127

Capital Futures Corp.(a)	1,012,000	1,093,313

Capital Securities Corp.(a)	13,838,340	4,598,396

Cathay Real Estate Development Co. Ltd.(a)	2,207,000	1,115,700

Central Reinsurance Co. Ltd.(a)	1,023,000	650,874

Century Iron & Steel Industrial Co. Ltd.(a)	441,000	872,305

Chang Wah Electromaterials, Inc.(a)	1,189,000	1,175,930

Charoen Pokphand Enterprise	1,490,100	3,731,234

Chenbro Micom Co. Ltd.(a)	489,000	1,152,074

Cheng Loong Corp.(a)	4,547,000	3,809,575

Cheng Uei Precision Industry Co. Ltd.(a)	2,151,000	2,296,731

Chicony Electronics Co. Ltd.(a)	6,037,652	15,669,864

Chicony Power Technology Co. Ltd.	966,625	2,036,827

China Bills Finance Corp.	4,666,000	2,167,738

China Chemical & Pharmaceutical Co. Ltd.(a)	2,003,000	1,350,096

China General Plastics Corp.(a)	2,028,000	1,309,459

China Metal Products	905,000	839,467

China Steel Chemical Corp.(a)	453,726	1,521,995

China Steel Structure Co. Ltd.(a)	690,000	1,143,154

ChipMOS Technologies, Inc.(a)	2,217,000	2,094,869

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

Chong Hong Construction Co. Ltd.	1,244,000	$2,868,147

Chroma ATE, Inc.(a)	931,132	5,279,025

Chun Yuan Steel Industry Co. Ltd.(a)	1,012,000	468,563

Chung Hung Steel Corp.(a)	876,000	583,559

Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,775,000	3,181,124

Cleanaway Co. Ltd.(a)	571,161	3,139,236

Compeq Manufacturing Co. Ltd.(a)	3,845,000	5,473,999

Continental Holdings Corp.(a)	2,393,000	2,272,479

CTCI Corp.(a)	2,568,190	3,688,603

D-Link Corp.*(a)	1,929,240	893,251

DA CIN Construction Co. Ltd.(a)	2,261,000	2,229,025

Darfon Electronics Corp.(a)	1,055,000	1,309,238

Daxin Materials Corp.	408,000	817,311

Eastern Media International Corp.	362,520	226,654

Edom Technology Co. Ltd.(a)	1,447,000	1,241,952

Elan Microelectronics Corp.(a)	1,504,409	3,942,386

Elite Advanced Laser Corp.(a)	685,000	875,965

Elite Material Co. Ltd.(a)	1,188,163	5,987,782

Elite Semiconductor Microelectronics Technology, Inc.	635,000	1,276,040

Ennoconn Corp.(a)	122,243	733,481

Eternal Materials Co. Ltd.	3,543,494	3,381,772

Everlight Electronics Co. Ltd.(a)	1,831,165	2,010,019

Far Eastern Department Stores Ltd.(a)	3,131,841	1,923,553

Far Eastern International Bank(a)	10,523,017	3,679,029

Faraday Technology Corp.(a)	200,000	844,121

Farglory F T Z Investment Holding Co. Ltd.	589,000	1,007,361

Farglory Land Development Co. Ltd.(a)	2,182,640	3,952,937

Feng Hsin Steel Co. Ltd.(a)	2,130,950	4,000,271

Fitipower Integrated Technology, Inc.(a)	186,000	546,008

FLEXium Interconnect, Inc.*(a)	1,491,028	4,081,084

Flytech Technology Co. Ltd.(a)	917,000	1,990,025

Formosa International Hotels Corp.(a)	346,000	2,086,963

Formosa Sumco Technology Corp.(a)	153,000	660,210

Formosan Union Chemical(a)	2,568,000	1,819,900

Fortune Electric Co. Ltd.	443,000	580,453

Foxsemicon Integrated Technology, Inc.(a)	229,197	1,331,911

Fusheng Precision Co. Ltd.(a)	441,000	2,534,962

Fwusow Industry Co. Ltd.	1,187,000	730,916

Gemtek Technology Corp.(a)	1,344,000	1,130,266

Generalplus Technology, Inc.(a)	371,000	567,327

Genius Electronic Optical Co. Ltd.(a)	211,280	2,299,198

Getac Holdings Corp.(a)	3,679,292	4,896,220

Gigabyte Technology Co. Ltd.(a)	1,708,000	4,750,272

Global Brands Manufacture Ltd.(a)	754,400	602,351

Global Mixed Mode Technology, Inc.(a)	372,000	1,417,745

Global PMX Co. Ltd.(a)	172,000	929,100

Global Unichip Corp.(a)	81,000	1,502,693

Gold Circuit Electronics Ltd.	457,700	1,337,824

Goldsun Building Materials Co. Ltd.(a)	5,252,000	3,970,141

Grape King Bio Ltd.(a)	394,988	1,667,088

Great Wall Enterprise Co. Ltd.(a)	4,824,259	6,761,773

Greatek Electronics, Inc.(a)	1,751,000	2,716,204

HannsTouch Solution, Inc.(a)	1,752,000	531,963

Highwealth Construction Corp.(a)	7,177,655	8,816,925

Hiyes International Co. Ltd.(a)	496,400	1,060,062

Ho Tung Chemical Corp.(a)	4,646,000	1,292,141

Holiday Entertainment Co. Ltd.	326,850	619,748

Holtek Semiconductor, Inc.(a)	1,159,773	2,432,860

Holy Stone Enterprise Co. Ltd.(a)	935,000	2,559,183

Hong TAI Electric Industrial(a)	1,461,000	681,055

Hota Industrial Manufacturing Co. Ltd.(a)	330,146	951,474

Hotai Finance Co. Ltd.	572,000	1,819,648

Hsin Kuang Steel Co. Ltd.(a)	564,000	603,988

Hsin Yung Chien Co. Ltd.(a)	389,000	1,243,614

Hsing TA Cement Co.	1,978,000	934,518

Huaku Development Co. Ltd.	1,595,296	4,547,365

Huang Hsiang Construction Corp.(a)	1,597,000	2,019,577

Hung Ching Development & Construction Co. Ltd.(a)	714,000	457,649

Hung Sheng Construction Ltd.	1,598,000	1,240,691

I-Sheng Electric Wire & Cable Co. Ltd.	1,413,000	1,829,169

IBF Financial Holdings Co. Ltd.(a)	15,277,572	5,557,843

ITE Technology, Inc.(a)	824,000	1,520,879

ITEQ Corp.(a)	841,000	1,549,608

Jentech Precision Industrial Co. Ltd.(a)	122,095	1,467,109

Jia Wei Lifestyle, Inc.	542,000	838,206

Kenda Rubber Industrial Co. Ltd.(a)	1,471,000	1,480,313

Kerry TJ Logistics Co. Ltd.(a)	875,000	1,040,387

Kindom Development Co. Ltd.	2,635,200	2,099,926

King Slide Works Co. Ltd.	88,004	1,311,093

King Yuan Electronics Co. Ltd.(a)	5,349,000	5,189,115

King’s Town Bank Co. Ltd.(a)	4,710,000	4,999,433

Kinik Co.(a)	686,495	2,616,331

Kinsus Interconnect Technology Corp.	113,000	331,003

KS Terminals, Inc.(a)	199,000	446,902

Kung Long Batteries Industrial Co. Ltd.(a)	655,000	2,847,019

L&K Engineering Co. Ltd.	626,000	586,585

Lelon Electronics Corp.(a)	468,000	718,605

Lian Hwa Food Corp.	179,820	402,130

Lien Hwa Industrial Holdings Corp.	2,803,773	4,477,347

Longchen Paper & Packaging Co. Ltd.(a)	1,921,026	886,423

Lotes Co. Ltd.(a)	151,106	3,636,177

Machvision, Inc.(a)	151,000	594,507

Macronix International Co. Ltd.(a)	5,507,000	5,403,101

Makalot Industrial Co. Ltd.(a)	622,881	3,600,071

Marketech International Corp.	204,000	697,156

Mayer Steel Pipe Corp.(a)	707,000	536,669

Mercuries & Associates Holding Ltd.	1,647,160	752,270

Merida Industry Co. Ltd.(a)	531,043	3,019,095

Mirle Automation Corp.(a)	1,021,560	1,209,823

Nak Sealing Technologies Corp.(a)	459,000	1,402,343

Namchow Holdings Co. Ltd.(a)	603,000	847,075

Nan Liu Enterprise Co. Ltd.(a)	497,000	1,076,998

Nantex Industry Co. Ltd.(a)	1,129,615	1,273,748

Nichidenbo Corp.(a)	1,534,000	2,316,775

Nuvoton Technology Corp.	123,872	421,373

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

O-Bank Co. Ltd.(a)	1,972,000	$513,668

Ocean Plastics Co. Ltd.	723,000	797,033

Pan German Universal Motors Ltd.	175,000	1,140,981

Pan Jit International, Inc.(a)	507,000	910,233

Pan-International Industrial Corp.(a)	915,000	945,290

Polytronics Technology Corp.(a)	333,017	585,289

Power Wind Health Industry, Inc.*(a)	123,901	460,497

Powertech Technology, Inc.(a)	5,097,000	12,377,672

President Securities Corp.(a)	8,120,520	3,785,432

Primax Electronics Ltd.(a)	2,482,000	4,987,609

Prince Housing & Development Corp.	5,062,000	1,777,735

Promate Electronic Co. Ltd.(a)	1,619,000	1,835,774

Qisda Corp.(a)	10,762,000	9,186,122

Radium Life Tech Co. Ltd.(a)	2,735,000	828,710

Rechi Precision Co. Ltd.	1,674,000	917,434

Rexon Industrial Corp. Ltd.(a)	907,000	851,321

RichWave Technology Corp.	87,238	267,905

Ruentex Engineering & Construction Co.	25,000	65,041

Sampo Corp.(a)	3,786,000	3,118,331

Sanyang Motor Co. Ltd.(a)	3,025,000	3,649,170

SDI Corp.(a)	323,000	1,078,396

Sercomm Corp.(a)	799,488	1,984,304

Shin Foong Specialty & Applied Materials Co. Ltd.(a)	310,000	525,308

Shin Zu Shing Co. Ltd.(a)	1,106,000	3,138,700

Shiny Chemical Industrial Co. Ltd.(a)	412,637	1,481,641

Sigurd Microelectronics Corp.(a)	2,148,000	2,875,366

Sinbon Electronics Co. Ltd.(a)	565,120	4,716,898

Sincere Navigation Corp.(a)	714,000	409,298

Sinon Corp.(a)	3,155,000	3,845,743

Sinyi Realty, Inc.(a)	1,925,000	1,770,449

Sitronix Technology Corp.(a)	409,000	2,119,138

Sonix Technology Co. Ltd.(a)	937,000	1,435,795

Standard Chemical & Pharmaceutical Co. Ltd.	1,027,000	1,476,662

Standard Foods Corp.(a)	1,579,896	1,903,399

Stark Technology, Inc.(a)	912,000	2,349,731

Sunny Friend Environmental Technology Co. Ltd.(a)	209,000	997,307

Sunonwealth Electric Machine Industry Co. Ltd.	1,447,000	1,643,023

Sunrex Technology Corp.(a)	601,000	678,631

Supreme Electronics Co. Ltd.(a)	2,429,506	2,605,584

Symtek Automation Asia Co. Ltd.(a)	372,000	1,000,624

Syncmold Enterprise Corp.(a)	1,008,915	2,011,538

Synnex Technology International Corp.	11,642,600	19,362,162

Systex Corp.(a)	1,086,000	2,377,303

T3EX Global Holdings Corp.(a)	337,000	672,960

TA-I Technology Co. Ltd.(a)	691,000	871,667

Taichung Commercial Bank Co. Ltd.	6,773,181	2,805,359

Taiflex Scientific Co. Ltd.(a)	1,435,000	1,787,592

Tainan Spinning Co. Ltd.(a)	1,622,000	845,510

Taisun Enterprise Co. Ltd.(a)	1,642,000	1,838,581

Taita Chemical Co. Ltd.(a)	1,042,900	707,880

Taiwan Business Bank(a)	6,002,708	2,382,252

Taiwan Cogeneration Corp.(a)	2,366,970	2,560,881

Taiwan Fertilizer Co. Ltd.(a)	2,454,000	4,258,887

Taiwan FU Hsing Industrial Co. Ltd.	1,887,000	2,463,578

Taiwan Hon Chuan Enterprise Co. Ltd.(a)	1,874,692	4,948,162

Taiwan Mask Corp.(a)	505,300	878,533

Taiwan Navigation Co. Ltd.(a)	729,000	567,145

Taiwan Paiho Ltd.	867,000	1,611,169

Taiwan PCB Techvest Co. Ltd.(a)	2,403,302	2,566,126

Taiwan Sakura Corp.	1,166,000	2,291,675

Taiwan Secom Co. Ltd.	1,527,000	4,857,696

Taiwan Styrene Monomer(a)	1,720,000	712,400

Taiwan Surface Mounting Technology Corp.(a)	724,000	1,892,721

Taiwan-Asia Semiconductor Corp.(a)	2,586,000	2,736,767

Test Research, Inc.(a)	1,149,115	2,251,251

Thinking Electronic Industrial Co. Ltd.	341,000	1,251,268

Ton Yi Industrial Corp.(a)	2,128,000	1,209,814

Tong Hsing Electronic Industries Ltd.	376,552	1,968,806

Tong Yang Industry Co. Ltd.	1,204,685	1,832,697

Topco Scientific Co. Ltd.	1,287,521	6,265,457

Topkey Corp.	353,000	1,740,039

Transcend Information, Inc.	955,479	1,941,113

Tripod Technology Corp.(a)	2,718,928	7,998,610

Tsann Kuen Enterprise Co. Ltd.	308,105	430,390

TSRC Corp.(a)	839,000	687,077

Ttet Union Corp.(a)	157,000	764,008

Tung Ho Steel Enterprise Corp.(a)	2,410,722	3,754,770

TXC Corp.(a)	837,549	1,896,746

Tyntek Corp.(a)	1,069,000	523,574

U-Ming Marine Transport Corp.(a)	906,420	1,042,059

Unitech Computer Co. Ltd.(a)	668,000	608,057

United Integrated Services Co. Ltd.(a)	2,114,000	9,987,716

Universal Cement Corp.(a)	2,498,000	1,612,933

UPC Technology Corp.(a)	2,669,000	1,029,804

USI Corp.(a)	2,944,000	1,905,547

Visual Photonics Epitaxy Co. Ltd.(a)	426,750	760,781

Wah Lee Industrial Corp.	1,009,580	2,655,200

Walsin Lihwa Corp.(a)	8,759,536	11,173,933

Wan Hai Lines Ltd.(a)	438,150	921,869

Wei Chuan Foods Corp.(a)	1,546,000	954,411

Weikeng Industrial Co. Ltd.(a)	1,993,431	1,601,074

Weltrend Semiconductor(a)	480,000	614,571

WinWay Technology Co. Ltd.(a)	119,000	1,405,556

Wistron NeWeb Corp.(a)	892,722	2,300,062

Wowprime Corp.*	160,000	690,415

WPG Holdings Ltd.(a)	7,744,058	11,329,853

WT Microelectronics Co. Ltd.(a)	1,488,678	2,757,072

YC INOX Co. Ltd.(a)	1,704,793	1,465,900

Yem Chio Co. Ltd.(a)	2,546,000	1,118,671

YFY, Inc.(a)	5,704,000	4,257,923

Yulon Finance Corp.	918,713	4,152,424

Yulon Motor Co. Ltd.(a)	1,233,000	1,594,212

Zeng Hsing Industrial Co. Ltd.(a)	481,000	1,893,760

Zenitron Corp.(a)	1,110,000	912,501

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

Zero One Technology Co. Ltd.(a)	993,184	$1,218,448

Zippy Technology Corp.(a)	1,168,000	1,431,075

ZongTai Real Estate Development Co. Ltd.(a)	2,525,941	2,545,910

Total Taiwan		554,804,111

Thailand – 8.0%

Amata Corp. PCL, NVDR	1,614,400	796,072

Asia Plus Group Holdings PCL, NVDR(a)	24,264,100	1,929,806

Asian Sea Corp. PCL, NVDR	1,315,900	641,902

Asiasoft Corp. PCL, NVDR(a)	1,652,900	749,326

Bangchak Corp. PCL, NVDR	2,247,000	1,757,330

Bangkok Chain Hospital PCL, NVDR	3,340,600	1,576,423

Bangkok Commercial Asset Management PCL, NVDR(a)	5,778,400	2,481,709

Bangkok Insurance PCL, NVDR	417,500	3,110,220

Banpu PCL, NVDR(a)	8,256,200	2,692,239

Banpu Power PCL, NVDR	3,374,100	1,288,098

BCPG PCL, NVDR(a)	2,523,612	615,515

Chularat Hospital PCL, NVDR	23,976,100	2,339,132

Com7 PCL, NVDR(a)	2,451,100	1,884,462

Dynasty Ceramic PCL, NVDR	46,165,200	3,280,030

Eastern Polymer Group PCL, NVDR(a)	3,994,200	1,053,613

Eastern Water Resources Development and Management PCL, NVDR(a)	5,196,500	785,261

Exotic Food PCL, NVDR	1,766,900	637,058

Forth Smart Service PCL, NVDR(a)	2,887,700	1,546,435

GFPT PCL, NVDR	1,808,000	704,602

Gunkul Engineering PCL, NVDR	37,647,500	5,239,909

Haad Thip PCL, NVDR(a)	1,073,300	832,291

Hana Microelectronics PCL, NVDR(a)	1,762,800	1,717,468

Ichitan Group PCL, NVDR(a)	3,868,700	892,304

IRPC PCL, NVDR	61,270,200	5,067,949

Jay Mart PCL, NVDR(a)	1,201,200	1,480,801

JMT Network Services PCL, NVDR	1,292,600	2,338,811

KCE Electronics PCL, NVDR(a)	1,649,400	1,891,213

Kerry Express Thailand PCL, NVDR*(a)	2,938,300	1,495,635

KGI Securities Thailand PCL, NVDR	9,713,300	1,246,351

Kiatnakin Phatra Bank PCL, NVDR	3,997,000	7,285,094

LPN Development PCL, NVDR	11,125,300	1,285,957

MC Group PCL, NVDR(a)	4,528,700	1,200,610

MCS Steel PCL, NVDR(a)	4,136,700	1,107,653

Mega Lifesciences PCL, NVDR	1,974,200	2,420,646

MK Restaurants Group PCL, NVDR	669,200	1,033,428

Noble Development PCL, Class C, NVDR(a)	16,710,600	2,029,018

Northeast Rubber PCL, NVDR(a)	4,469,100	657,569

Origin Property PCL, NVDR	8,404,900	2,250,517

Plan B Media PCL, NVDR*(a)	4,629,336	859,103

Polyplex Thailand PCL, NVDR(a)	2,481,300	1,605,083

Precious Shipping PCL, NVDR(a)	4,045,800	1,501,623

Prima Marine PCL, NVDR(a)	9,085,200	1,384,939

Pruksa Holding PCL, NVDR	2,130,400	677,752

PTG Energy PCL, NVDR(a)	2,555,900	1,084,157

Quality Houses PCL, NVDR	54,918,100	3,115,714

Rajthanee Hospital PCL, NVDR	1,491,600	1,334,610

Ratch Group PCL, NVDR	2,867,600	3,116,957

Ratchthani Leasing PCL, NVDR	14,108,100	1,563,411

Regional Container Lines PCL, NVDR(a)	2,247,500	1,727,930

Sansiri PCL, NVDR	32,310,100	985,064

SC Asset Corp. PCL, NVDR	26,054,700	2,555,737

Siam City Cement PCL, NVDR	991,954	4,023,567

Siamgas & Petrochemicals PCL, NVDR(a)	5,445,000	1,530,143

Sino-Thai Engineering & Construction PCL, NVDR(a)	2,396,700	724,347

Somboon Advance Technology PCL, NVDR(a)	2,589,000	1,379,610

SPCG PCL, NVDR	3,391,500	1,339,696

Sri Trang Agro-Industry PCL, NVDR(a)	10,286,300	5,317,679

Sri Trang Gloves Thailand PCL, NVDR(a)	15,428,300	4,662,848

Srisawad Capital 1969 PCL, NVDR	865,700	619,669

Srisawad Corp. PCL, NVDR	2,675,900	3,050,469

Supalai PCL, NVDR	7,842,700	3,929,667

Synnex Thailand PCL, NVDR(a)	895,300	398,755

Thai Union Group PCL, NVDR(a)	11,738,500	5,819,458

Thai Vegetable Oil PCL, NVDR	4,000,370	3,102,090

Thaifoods Group PCL, NVDR(a)	9,317,300	1,420,320

Thanachart Capital PCL, NVDR	6,360,200	6,533,875

Tisco Financial Group PCL, NVDR	5,580,800	13,722,672

TMT Steel PCL, NVDR(a)	6,897,500	1,462,884

TOA Paint Thailand PCL, NVDR(a)	1,693,100	1,481,238

TPI Polene PCL, NVDR	25,486,500	1,141,893

TPI Polene Power PCL, NVDR	31,857,200	2,972,888

TQM Alpha PCL, NVDR(a)	895,600	925,992

TTW PCL, NVDR	15,726,700	4,127,633

United Paper PCL, NVDR	2,720,300	1,182,739

Vibhavadi Medical Center PCL, NVDR(a)	20,847,800	1,547,557

WHA Corp. PCL, NVDR(a)	32,931,700	3,073,160

WHA Utilities and Power PCL, NVDR	10,660,200	1,130,456

Workpoint Entertainment PCL, NVDR(a)	1,216,300	583,643

Total Thailand		170,059,485

Turkey – 3.7%

Aksa Akrilik Kimya Sanayii AS	1,392,748	4,323,578

Aksigorta AS	5,310,158	1,039,775

Alkim Alkali Kimya AS	323,422	558,620

Anadolu Anonim Turk Sigorta Sirketi*	1,504,385	730,343

Anadolu Hayat Emeklilik AS	920,386	700,027

Arcelik AS(a)	2,376,481	8,614,479

Aselsan Elektronik Sanayi ve Ticaret AS	1	1

Aygaz AS	363,309	872,090

Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	254,138	496,253

Coca-Cola Icecek AS	380,862	2,765,274

Dogus Otomotiv Servis ve Ticaret AS	597,444	3,132,484

EGE Endustri VE Ticaret AS(a)	8,467	1,030,555

Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	4,065,925	848,781

Enerjisa Enerji AS(b)	3,088,846	2,890,821

Goodyear Lastikleri TAS*	713,940	442,879

Haci Omer Sabanci Holding AS	6,578,016	9,147,517

Is Yatirim Menkul Degerler AS, Class A	1,190,275	1,770,790

Nuh Cimento Sanayi AS	313,817	1,135,859

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

Investments	Shares	Value

Otokar Otomotiv Ve Savunma Sanayi AS	63,679	$1,936,630

Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	983,962	910,265

Sok Marketler Ticaret AS*	395,222	440,877

Tekfen Holding AS	548,947	871,753

Tofas Turk Otomobil Fabrikasi AS	1,552,981	7,665,009

Turk Traktor ve Ziraat Makineleri AS	185,781	2,798,966

Turkiye Is Bankasi AS, Class C	14,759,984	5,987,274

Turkiye Petrol Rafinerileri AS*‡	0	5

Turkiye Sigorta AS	2,791,138	933,466

Turkiye Sise ve Cam Fabrikalari AS	5,427,181	7,441,754

Ulker Biskuvi Sanayi AS*	1,116,668	1,233,614

Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	1,886,159

Vestel Elektronik Sanayi ve Ticaret AS(a)	1,448,704	3,125,828

Yapi ve Kredi Bankasi AS(a)	9,164,794	3,495,164

Total Turkey		79,226,890
TOTAL COMMON STOCKS (Cost: $2,417,479,576)		2,119,878,202

RIGHTS – 0.0%

Thailand – 0.0%

Asian Sea Corp. PCL, expiring 9/30/22*† (Cost: $0)	204,134	0

WARRANTS – 0.0%

Malaysia – 0.0%

Yinson Holdings BHD, expiring 6/21/25 (Cost: $0)	845,571	90,265

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree Emerging Markets High Dividend Fund(a)(c)

(Cost: $3,077,466)	83,822	2,726,729

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%

United States – 2.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)

(Cost: $52,287,848)	52,287,848	52,287,848

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $2,472,844,890)		2,174,983,044

Other Assets less Liabilities – (1.7)%		(36,316,123)

NET ASSETS – 100.0%		$2,138,666,921
*	Non-income producing security.

‡	Share amount represents a fractional share.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,279,315, which represents 0.06% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $278,197,787 and the total market value of the collateral held by the Fund was $312,453,337. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $260,165,489.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At September 30, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India Yes Bank Ltd.	5,997,912	10/18/19 – 1/10/20	$4,322,484	$1,153,852	0.1%

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree Emerging Markets High Dividend Fund	$12,543,585	$45,255,137	$49,209,361	$(5,210,396)	$(652,236)	$2,726,729	$1,538,350

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) SA	10/3/2022	5,113,911	BRL	946,346	USD	$—	$(875)
Bank of Montreal	10/3/2022	509,538	USD	4,000,000	HKD	—	(23)
Deutsche Bank AG	10/3/2022	141,272	USD	700,000	PLN	—	(457)
JP Morgan Chase Bank NA	10/3/2022	8,963,153	HKD	1,141,828	USD	—	(10)
						$—	$(1,365)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$292,665,283	$—	$1,279,315	*	$293,944,598
Taiwan	551,422,339	3,381,772	—		554,804,111
Other	1,271,129,493	—	—		1,271,129,493
Rights	—	—	0	*	0
Warrants	90,265	—	—		90,265
Exchange-Traded Fund	2,726,729	—	—		2,726,729
Investment of Cash Collateral for Securities Loaned	—	52,287,848	—		52,287,848
Total Investments in Securities	$2,118,034,109	$55,669,620	$1,279,315		$2,174,983,044
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,365)	$—		$(1,365)
Total – Net	$2,118,034,109	$55,668,255	$1,279,315		$2,174,981,679
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 8.1%

Aristocrat Leisure Ltd.	26,884	$569,024

BHP Group Ltd.	1,022,046	25,312,433

Breville Group Ltd.(a)	19,202	224,202

carsales.com Ltd.	65,057	786,792

Domino’s Pizza Enterprises Ltd.(a)	11,436	378,815

Eagers Automotive Ltd.(a)	84,408	596,429

Evolution Mining Ltd.(a)	449,446	592,391

Netwealth Group Ltd.	29,182	227,590

Pro Medicus Ltd.(a)	5,533	178,548

REA Group Ltd.(a)	13,616	1,005,444

Technology One Ltd.	48,316	329,287

WiseTech Global Ltd.	6,025	201,436

Total Australia		30,402,391

Belgium – 0.2%

Melexis NV	13,795	945,999

Brazil – 5.7%

Ambev SA	859,149	2,468,395

BB Seguridade Participacoes SA	215,309	1,057,667

Cia de Saneamento Basico do Estado de Sao Paulo	35,128	322,129

Cia Siderurgica Nacional SA	186,246	437,995

CPFL Energia SA	129,376	807,516

Engie Brasil Energia SA	73,849	525,791

Equatorial Energia SA	118,422	588,952

JBS SA	233,922	1,086,390

Localiza Rent a Car SA	47,269	533,878

Magazine Luiza SA*	22,844	18,921

Marfrig Global Foods SA	95,744	174,712

Raia Drogasil SA	33,974	142,771

Transmissora Alianca de Energia Eletrica SA	145,341	1,046,624

Vale SA	915,252	12,190,161

Total Brazil		21,401,902

Canada – 1.2%

CI Financial Corp.	84,562	814,818

Constellation Software, Inc.	802	1,121,878

goeasy Ltd.(a)	910	71,208

Onex Corp.(a)	3,340	154,014

Parex Resources, Inc.(a)	5,866	86,108

Stella-Jones, Inc.(a)	7,632	215,399

TFI International, Inc.(a)	8,847	804,893

Toromont Industries Ltd.(a)	13,104	917,056

West Fraser Timber Co. Ltd.	5,936	431,705

Total Canada		4,617,079

China – 3.3%

ANTA Sports Products Ltd.	54,000	572,338

China Feihe Ltd.(b)	480,000	336,310

China Gas Holdings Ltd.	395,400	473,982

China Lesso Group Holdings Ltd.	289,400	269,496

China Medical System Holdings Ltd.	292,000	348,545

China Meidong Auto Holdings Ltd.	34,000	53,794

China Resources Mixc Lifestyle Services Ltd.(b)	20,000	76,816

China Risun Group Ltd.(a)	181,000	70,787

CIFI Ever Sunshine Services Group Ltd.(a)	50,000	18,599

Country Garden Services Holdings Co. Ltd.	39,000	57,433

Dongyue Group Ltd.	28,000	27,929

Fuyao Glass Industry Group Co. Ltd., Class H(b)	64,800	261,680

Jinke Smart Services Group Co. Ltd., Class H(a)	70,600	107,026

Lenovo Group Ltd.	1,658,000	1,153,222

Li Ning Co. Ltd.	35,900	274,856

Nongfu Spring Co. Ltd., Class H(a)(b)	65,100	377,751

Pop Mart International Group Ltd.(a)(b)	18,000	33,111

Shenzhou International Group Holdings Ltd.	59,900	468,142

Shimao Services Holdings Ltd.*(a)(b)	29,000	6,170

Sino Biopharmaceutical Ltd.	717,875	337,451

SITC International Holdings Co. Ltd.	490,000	906,355

Smoore International Holdings Ltd.(a)(b)	140,000	167,467

Sunny Optical Technology Group Co. Ltd.	23,500	224,974

Tencent Holdings Ltd.	111,800	3,794,127

Topsports International Holdings Ltd.(b)	293,000	206,409

WuXi AppTec Co. Ltd., Class H(b)	9,640	77,919

Xinyi Glass Holdings Ltd.	896,000	1,303,497

Yadea Group Holdings Ltd.(b)	44,000	70,625

Yihai International Holding Ltd.*	12,000	25,376

Zhongsheng Group Holdings Ltd.	22,800	91,056

Total China		12,193,243

Denmark – 10.7%

AP Moller – Maersk A/S, Class B	1,985	3,626,138

Chemometec A/S	669	51,035

Coloplast A/S, Class B	43,520	4,448,387

GN Store Nord A/S	4,793	84,684

Novo Nordisk A/S, Class B	307,877	30,885,459

Royal Unibrew A/S	10,272	669,787

SimCorp A/S	3,844	217,728

Total Denmark		39,983,218

Finland – 2.2%

Kesko Oyj, Class B	82,041	1,538,711

Neste Oyj	153,361	6,730,755

Total Finland		8,269,466

France – 10.2%

Alten SA	2,939	327,364

Bureau Veritas SA	64,584	1,453,938

Hermes International	3,793	4,522,143

Kering SA	14,215	6,385,639

LVMH Moet Hennessy Louis Vuitton SE	41,465	24,795,166

Verallia SA(b)	38,539	872,889

Total France		38,357,139

Germany – 2.9%

adidas AG	21,597	2,515,203

Dermapharm Holding SE	6,498	237,316

Eckert & Ziegler Strahlen – und Medizintechnik AG	409	13,775

Fielmann AG	19,361	625,152

Hapag-Lloyd AG(a)(b)	40,918	7,002,903

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2022

Investments	Shares	Value

Nemetschek SE	3,966	$191,273

Puma SE	1,604	75,378

Varta AG(a)	9,751	280,368

VERBIO Vereinigte BioEnergie AG	1,700	100,757

Total Germany		11,042,125

Hong Kong – 0.7%

Kingboard Laminates Holdings Ltd.(a)	286,500	258,036

Techtronic Industries Co. Ltd.	233,500	2,256,204

Total Hong Kong		2,514,240

India – 3.2%

Asian Paints Ltd.	12,296	505,201

Berger Paints India Ltd.	1,214	9,207

Colgate-Palmolive India Ltd.	9,172	183,708

Eicher Motors Ltd.	6,479	292,415

ICICI Securities Ltd.(b)	24,803	159,502

Infosys Ltd.	355,252	6,172,381

L&T Technology Services Ltd.(b)	3,138	138,541

Larsen & Toubro Infotech Ltd.(b)	3,952	216,560

Marico Ltd.	71,651	473,717

Mphasis Ltd.	14,518	372,563

Nestle India Ltd.	1,421	334,411

Page Industries Ltd.	147	91,553

Pidilite Industries Ltd.	10,459	345,881

Supreme Industries Ltd.	8,333	218,529

Tata Consultancy Services Ltd.	66,403	2,452,466

Total India		11,966,635

Indonesia – 0.2%

Bukit Asam Tbk PT	747,400	204,673

Sarana Menara Nusantara Tbk PT	2,524,200	204,721

Sumber Alfaria Trijaya Tbk PT	1,203,200	188,846

Total Indonesia		598,240

Israel – 0.3%

Maytronics Ltd.	13,969	173,697

Strauss Group Ltd.	38,603	919,969

Total Israel		1,093,666

Italy – 1.1%

Carel Industries SpA(b)	7,919	148,485

De’ Longhi SpA(a)	20,713	305,793

DiaSorin SpA(a)	3,087	347,176

Ferrari NV	9,842	1,848,316

Interpump Group SpA	10,312	337,614

Moncler SpA	19,559	812,233

Technogym SpA(b)	41,665	262,046

Total Italy		4,061,663

Japan – 7.8%

BayCurrent Consulting, Inc.	700	182,079

Benefit One, Inc.	17,000	238,772

Fast Retailing Co. Ltd.(a)	6,900	3,656,769

Hoya Corp.	24,200	2,320,605

Japan Elevator Service Holdings Co. Ltd.(a)	4,500	58,914

JCR Pharmaceuticals Co. Ltd.	12,300	183,975

Justsystems Corp.(a)	2,700	62,396

Kakaku.com, Inc.	31,200	530,688

Koei Tecmo Holdings Co. Ltd.(a)	71,200	1,168,262

Lasertec Corp.(a)	3,900	395,941

M3, Inc.	11,900	333,047

Milbon Co. Ltd.	4,500	198,038

MonotaRO Co. Ltd.(a)	24,500	376,103

Nihon M&A Center Holdings, Inc.	21,600	248,166

Nippon Shinyaku Co. Ltd.(a)	11,400	582,818

Nomura Research Institute Ltd.	66,900	1,640,782

Olympus Corp.	78,700	1,510,712

Recruit Holdings Co. Ltd.	57,600	1,655,833

Shionogi & Co. Ltd.	53,800	2,597,728

SMS Co. Ltd.	1,200	24,283

Systena Corp.	51,200	142,551

Toei Animation Co. Ltd.(a)	2,200	187,861

Tokyo Electron Ltd.	39,200	9,668,313

West Holdings Corp.	6,900	198,546

Workman Co. Ltd.(a)	6,300	199,344

ZOZO, Inc.	38,252	764,802

Total Japan		29,127,328

Malaysia – 0.1%

Fraser & Neave Holdings Bhd	53,800	250,610

ViTrox Corp. Bhd	1,600	2,495

Westports Holdings Bhd	124,200	81,961

Total Malaysia		335,066

Mexico – 1.4%

America Movil SAB de CV, Series L	2,812,700	2,326,256

Grupo Mexico SAB de CV, Series B	842,915	2,855,620

Sitios Latinoamerica SAB de CV*(a)	140,635	62,877

Total Mexico		5,244,753

Netherlands – 3.4%

ASM International NV(a)	3,579	819,567

ASML Holding NV	21,250	9,026,493

BE Semiconductor Industries NV	24,626	1,075,727

STMicroelectronics NV(a)	56,057	1,771,048

Total Netherlands		12,692,835

Norway – 1.2%

AF Gruppen ASA	38,833	493,197

Aker BP ASA(a)	125,812	3,609,060

TOMRA Systems ASA	21,659	382,368

Total Norway		4,484,625

Philippines – 0.1%

Manila Electric Co.	62,050	278,365

San Miguel Food and Beverage, Inc.	68,100	44,142

Total Philippines		322,507

Poland – 0.1%

CD Projekt SA	11,404	231,359

KGHM Polska Miedz SA	5,866	104,113

Total Poland		335,472

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2022

Investments	Shares	Value

Portugal – 0.6%

Jeronimo Martins SGPS SA	112,014	$2,090,442

Russia – 0.0%

Evraz PLC†	243,480	0

Lukoil PJSC, ADR†	70,640	0

Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	54,588	0

MMC Norilsk Nickel PJSC, ADR†	16,221	0

Novatek PJSC†	97,470	0

PhosAgro PJSC†	8,670	0

Total Russia		0

South Africa – 1.8%

Anglo American Platinum Ltd.	15,362	1,101,141

Capitec Bank Holdings Ltd.	8,318	718,757

Clicks Group Ltd.	31,413	498,937

Gold Fields Ltd.	139,259	1,142,509

Impala Platinum Holdings Ltd.	313,362	2,958,305

Mr. Price Group Ltd.	40,632	390,641

Total South Africa		6,810,290

South Korea – 0.5%

Coway Co. Ltd.	3,938	148,360

DB HiTek Co. Ltd.	1,682	43,910

Fila Holdings Corp.	1,649	36,076

Kumho Petrochemical Co. Ltd.	1,687	136,191

LG H&H Co. Ltd.	258	114,150

Macquarie Korea Infrastructure Fund	131,434	1,079,436

Seegene, Inc.	9,387	175,838

Total South Korea		1,733,961

Spain – 3.8%

Cie Automotive SA	28,133	586,487

Industria de Diseno Textil SA(a)	652,593	13,604,571

Laboratorios Farmaceuticos Rovi SA	3,986	172,596

Total Spain		14,363,654

Sweden – 2.2%

AddLife AB, Class B	5,119	53,646

AddTech AB, Class B	19,832	263,414

Atlas Copco AB, Class B	287,965	2,419,970

Epiroc AB, Class B	62,975	800,133

EQT AB(a)	74,226	1,465,458

Evolution AB(b)	11,932	953,485

Hexpol AB	53,067	439,455

HMS Networks AB	1,075	29,216

Husqvarna AB, Class B	102,852	575,545

Instalco AB(a)	10,817	43,711

Lagercrantz Group AB, Class B(a)	24,187	212,828

Lifco AB, Class B(a)	41,849	589,035

Mycronic AB	12,040	146,465

Thule Group AB(a)(b)	17,534	353,129

Troax Group AB	3,869	54,945

Vitrolife AB	1,028	14,729

Total Sweden		8,415,164

Investments	Shares	Value

Switzerland – 8.7%

EMS-Chemie Holding AG, Registered Shares(a)	3,484	$2,224,734

Kuehne + Nagel International AG, Registered Shares(a)	21,091	4,328,557

Logitech International SA, Registered Shares(a)	19,580	914,098

Partners Group Holding AG	6,075	4,966,162

Roche Holding AG, Bearer Shares(a)	43,076	16,972,185

Schindler Holding AG, Participation Certificate	6,422	1,009,055

SFS Group AG	7,532	651,995

Straumann Holding AG, Registered Shares	5,445	508,071

Temenos AG, Registered Shares	4,914	336,703

VAT Group AG(b)	3,863	799,877

Total Switzerland		32,711,437

Taiwan – 7.1%

Accton Technology Corp.	80,000	686,636

Advantech Co. Ltd.	47,496	439,071

Chicony Electronics Co. Ltd.	323,000	838,300

Eclat Textile Co. Ltd.	21,283	262,778

Elite Material Co. Ltd.	51,000	257,016

Feng TAY Enterprise Co. Ltd.	75,620	376,326

Giant Manufacturing Co. Ltd.	32,000	207,125

Lotes Co. Ltd.	10,000	240,637

Macronix International Co. Ltd.	501,000	491,548

Makalot Industrial Co. Ltd.	16,000	92,475

MediaTek, Inc.	390,000	6,768,402

Merida Industry Co. Ltd.	22,000	125,075

Micro-Star International Co. Ltd.	179,000	606,082

momo.com, Inc.	3,120	52,477

Nien Made Enterprise Co. Ltd.	29,000	229,724

Novatek Microelectronics Corp.	136,000	938,108

Realtek Semiconductor Corp.(a)	88,000	748,370

Taiwan Semiconductor Manufacturing Co. Ltd.	954,000	12,680,336

Wan Hai Lines Ltd.	52,900	111,302

Wiwynn Corp.	18,000	458,093

Total Taiwan		26,609,881

Thailand – 0.2%

Carabao Group PCL, NVDR	48,900	110,518

Home Product Center PCL, NVDR	317,000	113,454

Krungthai Card PCL, NVDR	98,200	149,695

Muangthai Capital PCL, NVDR	71,000	68,233

Srisawad Corp. PCL, NVDR	125,400	142,953

Total Thailand		584,853

Turkey – 0.6%

BIM Birlesik Magazalar AS	188,900	1,178,937

Coca-Cola Icecek AS	1,300	9,439

Ford Otomotiv Sanayi AS	11,586	204,365

Iskenderun Demir ve Celik AS	14,748	19,777

Tofas Turk Otomobil Fabrikasi AS	26,656	131,565

Turk Telekomunikasyon AS	222,107	129,753

Turkcell Iletisim Hizmetleri AS	504,597	539,478

Total Turkey		2,213,314

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2022

Investments	Shares	Value

United Kingdom – 9.9%

Anglo American PLC	702,442	$21,450,029

Antofagasta PLC	295,786	3,683,222

Ashtead Group PLC	38,020	1,734,168

Auto Trader Group PLC(b)	90,770	521,831

Computacenter PLC	28,268	609,969

Dunelm Group PLC	55,769	454,461

Ferrexpo PLC	600,594	815,258

Fevertree Drinks PLC(a)	11,810	110,412

Fresnillo PLC(a)	179,777	1,543,669

Games Workshop Group PLC	3,967	256,623

Gamma Communications PLC	7,870	92,773

Greggs PLC	1,309	25,016

Howden Joinery Group PLC	113,165	638,199

Impax Asset Management Group PLC(a)	10,909	63,933

Kainos Group PLC	15,545	223,331

Pagegroup PLC	22,993	95,122

Rightmove PLC	110,350	593,992

RS Group PLC	73,924	799,632

Softcat PLC	32,572	432,685

Spirax-Sarco Engineering PLC	6,765	785,384

Synthomer PLC(a)	120,556	143,324

Taylor Wimpey PLC	1,850,701	1,824,222

Victrex PLC	17,557	327,301

Total United Kingdom		37,224,556

United States – 0.0%

JS Global Lifestyle Co. Ltd.(b)	80,500	77,835
TOTAL COMMON STOCKS (Cost: $511,878,665)		372,824,979

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 10/31/22*

(Cost: $0)	145	295

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 10.4%

United States – 10.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)

(Cost: $39,046,000)	39,046,000	39,046,000

TOTAL INVESTMENTS IN SECURITIES – 109.9% (Cost: $550,924,665)		411,871,274

Other Assets less Liabilities – (9.9)%		(37,090,985)

NET ASSETS – 100.0%		$374,780,289
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $45,730,219 and the total market value of the collateral held by the Fund was $48,654,942. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,608,942.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree Emerging Markets High Dividend Fund^	$166,769	$2,839,952	$2,676,106	$(323,013)	$(7,602)	$—	$101,493
WisdomTree International Equity Fund^	246,448	4,272,859	4,108,726	(404,949)	(5,632)	—	64,747
Total	$413,217	$7,112,811	$6,784,832	$(727,962)	$(13,234)	$—	$166,240

^	As of September 30,2022, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	372,824,979	—	—		372,824,979
Rights	295	—	—		295
Investment of Cash Collateral for Securities Loaned	—	39,046,000	—		39,046,000
Total Investments in Securities	$372,825,274	$39,046,000	$0		$411,871,274
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 4.5%

Alumina Ltd.	11,384	$9,259

APA Group	7,154	44,111

Atlas Arteria Ltd.(a)	10,264	41,113

Australia & New Zealand Banking Group Ltd.(a)	8,738	128,093

Bendigo & Adelaide Bank Ltd.(a)	7,896	39,548

BHP Group Ltd.	45,678	1,131,281

Coles Group Ltd.(a)	7,604	80,326

Commonwealth Bank of Australia(a)	7,129	415,732

Fortescue Metals Group Ltd.	31,313	338,632

GPT Group	14,780	36,396

Growthpoint Properties Australia Ltd.	13,256	26,165

Insurance Australia Group Ltd.(a)	9,187	27,171

JB Hi-Fi Ltd.(a)	1,229	29,995

Magellan Financial Group Ltd.(a)	3,618	26,193

Medibank Pvt Ltd.	15,661	34,940

Mirvac Group(a)	15,021	18,784

National Australia Bank Ltd.(a)	12,580	233,024

Newcrest Mining Ltd.	3,375	36,716

Rio Tinto Ltd.	13,079	729,667

Scentre Group	22,292	36,405

Stockland	13,098	27,538

Suncorp Group Ltd.	8,718	56,221

Telstra Corp. Ltd.(a)	69,041	170,901

Vicinity Centres	39,333	43,877

Wesfarmers Ltd.	5,255	144,338

Westpac Banking Corp.(a)	10,309	136,805

Worley Ltd.(a)	2,523	20,650

Total Australia		4,063,881

Austria – 0.3%

BAWAG Group AG(b)	1,718	74,828

Oesterreichische Post AG(a)	818	21,877

OMV AG	1,372	50,228

Strabag SE, Bearer Shares	1,654	62,545

Telekom Austria AG*	3,413	19,761

Total Austria		229,239

Belgium – 0.2%

Cofinimmo SA	360	29,907

Etablissements Franz Colruyt NV(a)	2,182	48,096

Proximus SADP	3,242	33,650

Solvay SA	577	45,017

Telenet Group Holding NV	1,281	17,707

Total Belgium		174,377

Brazil – 1.8%

B3 SA – Brasil Bolsa Balcao	49,049	118,341

Banco Bradesco SA	11,719	35,338

Banco do Brasil SA	9,718	69,208

Cia Siderurgica Nacional SA	11,826	27,811

Engie Brasil Energia SA	4,592	32,694

Gerdau SA	5,429	20,155

JBS SA	6,612	30,708

Petroleo Brasileiro SA	42,441	259,565

Telefonica Brasil SA	4,957	37,107

Transmissora Alianca de Energia Eletrica SA	4,957	35,696

Vale SA	64,469	858,657

Vibra Energia SA	24,298	77,492

Total Brazil		1,602,772

Canada – 4.8%

Algonquin Power & Utilities Corp.(a)	3,776	41,469

Allied Properties Real Estate Investment Trust	1,121	22,321

AltaGas Ltd.(a)	2,542	48,933

Atco Ltd., Class I(a)	530	16,374

Bank of Montreal	2,351	207,151

Bank of Nova Scotia	6,213	297,074

BCE, Inc.(a)	3,952	166,588

Canadian Imperial Bank of Commerce(a)	4,096	180,229

Canadian Natural Resources Ltd.	5,780	270,481

Canadian Utilities Ltd., Class A(a)	124	3,242

Canadian Western Bank(a)	1,782	29,167

Capital Power Corp.	1,453	49,595

Choice Properties Real Estate Investment Trust	425	3,894

Dream Industrial Real Estate Investment Trust	3,789	29,588

Emera, Inc.(a)	581	23,632

Enbridge, Inc.(a)	9,686	361,062

First National Financial Corp.(a)	1,524	39,940

Fortis, Inc.(a)	1,569	59,926

Gibson Energy, Inc.(a)	1,927	30,811

Granite Real Estate Investment Trust	608	29,501

Great-West Lifeco, Inc.(a)	4,996	108,425

H&R Real Estate Investment Trust	2,084	15,773

Hydro One Ltd.(a)(b)	2,435	59,863

IGM Financial, Inc.(a)	2,476	62,024

Innergex Renewable Energy, Inc.	2,587	32,741

Keyera Corp.(a)	1,916	39,657

Manulife Financial Corp.(a)	10,534	166,207

National Bank of Canada	691	43,540

NorthWest Healthcare Properties Real Estate Investment Trust	2,053	15,838

Parkland Corp.(a)	755	16,264

Pembina Pipeline Corp.(a)	2,767	84,497

Power Corp. of Canada(a)	3,215	72,838

Restaurant Brands International, Inc.(a)	968	51,766

RioCan Real Estate Investment Trust	2,391	32,401

Rogers Communications, Inc., Class B(a)	1,740	67,381

Royal Bank of Canada(a)	5,416	490,221

Shaw Communications, Inc., Class B	1,529	37,378

SmartCentres Real Estate Investment Trust	1,457	27,517

Sun Life Financial, Inc.(a)	2,394	95,704

Suncor Energy, Inc.	4,013	113,610

TC Energy Corp.(a)	4,116	166,671

TELUS Corp.(a)	6,319	126,145

Toronto-Dominion Bank	7,762	478,583

TransAlta Renewables, Inc.(a)	2,690	28,622

Total Canada		4,344,644

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

Chile – 0.1%

Banco Santander Chile	716,745	$25,305

Cencosud SA	63,553	81,271

Empresas CMPC SA	13,055	20,076

Total Chile		126,652

China – 2.9%

Agricultural Bank of China Ltd., Class H	168,074	50,316

Anhui Conch Cement Co. Ltd., Class H(a)	6,000	19,032

Bank of China Ltd., Class H	827,000	270,754

Bank of Communications Co. Ltd., Class H	171,000	90,185

BOC Hong Kong Holdings Ltd.	47,000	156,569

China CITIC Bank Corp. Ltd., Class H	15,000	5,962

China Construction Bank Corp., Class H	1,040,536	601,795

China Everbright Environment Group Ltd.	33,000	13,705

China Hongqiao Group Ltd.	22,000	18,217

China Life Insurance Co. Ltd., Class H	54,000	69,203

China Merchants Port Holdings Co. Ltd.	50,000	62,867

China National Building Material Co. Ltd., Class H	22,000	16,843

China Pacific Insurance Group Co. Ltd., Class H	16,000	29,473

China Petroleum & Chemical Corp., Class H	192,000	82,426

China Resources Land Ltd.	10,000	39,364

China Shenhua Energy Co. Ltd., Class H	40,500	120,986

China Vanke Co. Ltd., Class H(a)	12,600	22,953

CIFI Holdings Group Co. Ltd.(a)	24,960	2,544

CITIC Ltd.	44,000	41,478

Guangdong Investment Ltd.(a)	32,000	25,641

Haitong Securities Co. Ltd., Class H	37,600	19,926

Hengan International Group Co. Ltd.	10,000	44,714

Industrial & Commercial Bank of China Ltd., Class H	657,000	307,999

Kingboard Holdings Ltd.	5,500	15,554

Lenovo Group Ltd.	50,000	34,777

Longfor Group Holdings Ltd.(a)(b)	8,500	24,417

New China Life Insurance Co. Ltd., Class H	8,000	15,266

PetroChina Co. Ltd., Class H	184,000	75,476

PICC Property & Casualty Co. Ltd., Class H	28,000	29,035

Ping An Insurance Group Co. of China Ltd., Class H	26,000	129,836

Postal Savings Bank of China Co. Ltd., Class H(a)(b)	45,000	26,542

Sinopharm Group Co. Ltd., Class H	25,200	50,529

SITC International Holdings Co. Ltd.	9,000	16,647

Tingyi Cayman Islands Holding Corp.	32,000	55,196

Wilmar International Ltd.	25,500	68,242

Xinyi Glass Holdings Ltd.	12,000	17,458

Total China		2,671,927

Denmark – 0.2%

Tryg A/S	7,851	162,297

Finland – 0.7%

Elisa Oyj	1,454	66,022

Fortum Oyj	6,881	92,823

Nokian Renkaat Oyj	880	8,535

Nordea Bank Abp	33,984	292,971

Orion Oyj, Class B	478	20,173

Sampo Oyj, Class A	1,621	69,491

TietoEVRY Oyj(a)	2,088	47,579

UPM-Kymmene Oyj	2,017	64,377

Valmet Oyj	619	12,631

Total Finland		674,602

France – 2.0%

ALD SA(a)(b)	5,048	46,782

Amundi SA(b)	749	31,522

AXA SA	18,448	406,181

BNP Paribas SA	5,070	216,578

Bouygues SA(a)	1,647	43,322

Covivio	1,008	48,900

Credit Agricole SA	16,138	132,231

Danone SA	2,265	107,772

Eiffage SA	342	27,648

Engie SA	9,366	108,655

Eutelsat Communications SA(a)	1,781	13,819

ICADE	709	26,533

Klepierre SA*	1,310	22,972

Metropole Television SA	1,710	20,756

Nexity SA	865	17,694

Orange SA	20,850	188,897

Publicis Groupe SA	1,231	58,971

Sanofi	4,140	317,971

Total France		1,837,204

Germany – 1.6%

Allianz SE, Registered Shares	1,672	265,024

BASF SE	3,878	150,444

Bayer AG, Registered Shares	3,646	169,357

Deutsche Telekom AG, Registered Shares	14,878	254,950

DWS Group GmbH & Co. KGaA(b)	1,831	44,054

E.ON SE	14,918	115,396

Evonik Industries AG	1,938	32,750

Freenet AG	3,860	73,549

Hannover Rueck SE	408	61,633

HeidelbergCement AG	696	27,853

Hochtief AG	788	37,718

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	452	109,594

Talanx AG*	974	34,732

Vonovia SE	2,092	45,518

Total Germany		1,422,572

Hong Kong – 1.0%

Bank of East Asia Ltd.	24,800	27,170

CLP Holdings Ltd.	17,000	128,530

Hang Lung Properties Ltd.	33,000	54,146

Hang Seng Bank Ltd.	9,600	145,775

Henderson Land Development Co. Ltd.	32,100	89,963

Hysan Development Co. Ltd.	3,000	7,559

Link REIT	7,900	55,251

Power Assets Holdings Ltd.	19,000	95,364

Sino Land Co. Ltd.	64,000	84,628

Sun Hung Kai Properties Ltd.	8,000	88,511

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

Swire Pacific Ltd., Class A	2,000	$14,968

Swire Properties Ltd.	32,600	70,184

Total Hong Kong		862,049

India – 0.6%

Ambuja Cements Ltd.	10,424	66,067

Bharat Petroleum Corp. Ltd.	13,964	52,319

Coal India Ltd.	11,043	28,812

Hindustan Petroleum Corp. Ltd.	7,577	20,146

ITC Ltd.	33,505	136,818

NTPC Ltd.	44,862	88,041

Power Finance Corp. Ltd.	18,597	23,912

Power Grid Corp. of India Ltd.	25,850	67,428

REC Ltd.	14,549	16,811

Vedanta Ltd.	11,094	36,827

Total India		537,181

Indonesia – 0.3%

Bank Mandiri Persero Tbk PT	216,300	133,878

Telkom Indonesia Persero Tbk PT	424,700	124,391

Total Indonesia		258,269

Italy – 1.2%

A2A SpA(a)	21,043	20,611

ACEA SpA	1,813	19,786

Assicurazioni Generali SpA(a)	10,712	147,126

Azimut Holding SpA	1,002	14,434

Banca Mediolanum SpA	5,337	33,828

Enel SpA	44,867	185,661

Eni SpA(a)	17,040	182,123

Intesa Sanpaolo SpA	111,881	186,634

Iren SpA	25,122	33,397

Italgas SpA	6,190	28,962

Poste Italiane SpA(b)	4,195	32,014

Snam SpA	25,140	102,109

Terna – Rete Elettrica Nazionale(a)	13,028	79,768

Unipol Gruppo SpA	3,755	14,692

UnipolSai Assicurazioni SpA(a)	18,438	38,474

Total Italy		1,119,619

Japan – 4.6%

Aisin Corp.(a)	900	23,068

Canon, Inc.(a)	4,000	87,658

Chubu Electric Power Co., Inc.(a)	3,800	34,234

Chugoku Electric Power Co., Inc.(a)	3,400	17,241

Concordia Financial Group Ltd.	15,900	49,102

Daito Trust Construction Co. Ltd.	200	18,750

Daiwa House Industry Co. Ltd.	3,300	67,108

ENEOS Holdings, Inc.(a)	21,000	67,478

Haseko Corp.	3,100	33,646

Honda Motor Co. Ltd.	5,000	108,363

Hulic Co. Ltd.	3,500	25,704

Idemitsu Kosan Co. Ltd.(a)	3,000	64,976

Inpex Corp.	5,100	47,883

Isuzu Motors Ltd.	3,300	36,410

Japan Post Holdings Co. Ltd.	17,300	114,465

Japan Post Insurance Co. Ltd.	3,400	47,590

Japan Tobacco, Inc.	17,400	285,382

JFE Holdings, Inc.	3,300	30,573

Kajima Corp.(a)	3,400	32,251

Kansai Electric Power Co., Inc.	4,400	36,843

KDDI Corp.	9,900	290,205

Marubeni Corp.	5,569	48,786

Mitsubishi Corp.(a)	4,500	123,362

Mitsubishi HC Capital, Inc.(a)	8,100	34,807

Mitsubishi Heavy Industries Ltd.	900	29,883

Mitsubishi UFJ Financial Group, Inc.(a)	48,000	216,049

Mitsui OSK Lines Ltd.(a)	3,800	68,310

Mizuho Financial Group, Inc.	9,530	102,875

MS&AD Insurance Group Holdings, Inc.	3,200	84,806

Nintendo Co. Ltd.	3,000	121,331

Nippon Steel Corp.(a)	3,500	48,518

Nippon Telegraph & Telephone Corp.	17,800	480,340

Nippon Yusen KK(a)	2,400	40,905

Resona Holdings, Inc.	17,800	64,931

SBI Holdings, Inc.(a)	1,400	25,109

Sekisui House Ltd.	3,300	54,740

Shimizu Corp.	3,800	18,613

SoftBank Corp.(a)	35,500	354,767

Sompo Holdings, Inc.	1,200	47,769

Sumitomo Chemical Co. Ltd.(a)	5,500	18,885

Sumitomo Corp.	4,686	58,354

Sumitomo Metal Mining Co. Ltd.	900	25,866

Sumitomo Mitsui Financial Group, Inc.(a)	5,300	147,343

Sumitomo Mitsui Trust Holdings, Inc.	900	25,487

Sumitomo Rubber Industries Ltd.	1,100	8,747

Taisei Corp.	900	24,996

Takeda Pharmaceutical Co. Ltd.	8,100	210,803

Tokio Marine Holdings, Inc.(a)	3,600	63,795

Tosoh Corp.	3,500	38,931

Yamaha Motor Co. Ltd.	1,000	18,702

Total Japan		4,126,740

Malaysia – 0.4%

Hartalega Holdings Bhd	35,700	12,780

Malayan Banking Bhd	91,593	169,478

Petronas Gas Bhd	17,700	62,983

Public Bank Bhd	86,800	79,181

Sime Darby Bhd	35,300	16,291

Tenaga Nasional Bhd	21,200	36,804

Total Malaysia		377,517

Mexico – 0.4%

Arca Continental SAB de CV	11,162	80,503

Coca-Cola Femsa SAB de CV	12,793	74,865

Fibra Uno Administracion SA de CV	44,575	45,955

Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,178	65,551

Grupo Mexico SAB de CV, Series B	28,290	95,841

Orbia Advance Corp. SAB de CV	8,207	13,787

Total Mexico		376,502

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

Netherlands – 0.6%

ASR Nederland NV	707	$27,407

ING Groep NV	14,753	128,023

Koninklijke Ahold Delhaize NV(a)	2,982	76,349

Koninklijke KPN NV	26,432	71,778

NN Group NV	2,835	111,009

PostNL NV(a)	14,845	25,057

Randstad NV(a)	1,313	57,342

Signify NV(b)	1,208	31,514

Total Netherlands		528,479

Norway – 0.6%

AF Gruppen ASA	1,851	23,509

Aker BP ASA(a)	3,227	92,570

DNB Bank ASA	5,170	82,005

Gjensidige Forsikring ASA	2,388	40,979

Kongsberg Gruppen ASA	1,470	44,786

Orkla ASA	6,002	43,622

Salmar ASA	1,175	39,593

Telenor ASA(a)	10,972	100,344

Yara International ASA	1,535	53,992

Total Norway		521,400

Poland – 0.0%

Polski Koncern Naftowy Orlen SA	1,691	18,331

Powszechny Zaklad Ubezpieczen SA	4,599	21,566

Total Poland		39,897

Portugal – 0.2%

EDP – Energias de Portugal SA	29,309	127,484

Galp Energia SGPS SA(a)	7,215	69,437

Total Portugal		196,921

Russia – 0.0%

Evraz PLC†	5,263	0

Magnit PJSC†	448	0

Magnitogorsk Iron & Steel Works PJSC, GDR†(c)	1,299	0

MMC Norilsk Nickel PJSC, ADR†	650	0

Mobile TeleSystems PJSC, ADR†	3,583	0

Novolipetsk Steel PJSC†(c)	11,640	0

PhosAgro PJSC†	251	0

Polyus PJSC†	83	0

Sberbank of Russia PJSC, ADR*†	13,206	0

Severstal PAO, GDR†(c)	1,737	0

Tatneft PJSC, ADR†	2,209	0

Total Russia		0

Singapore – 0.9%

DBS Group Holdings Ltd.	9,514	221,390

Jardine Cycle & Carriage Ltd.	700	16,484

Keppel Corp. Ltd.	5,500	26,639

NetLink NBN Trust	101,500	64,017

Olam Group Ltd.	26,700	24,376

Oversea-Chinese Banking Corp. Ltd.	20,613	169,943

Singapore Exchange Ltd.	4,000	26,371

Singapore Technologies Engineering Ltd.	16,900	42,165

Singapore Telecommunications Ltd.	53,000	98,251

United Overseas Bank Ltd.	8,113	147,910

Venture Corp. Ltd.	800	9,160

Total Singapore		846,706

South Africa – 0.6%

Anglo American Platinum Ltd.	389	27,883

Exxaro Resources Ltd.(a)	3,669	41,325

FirstRand Ltd.	32,921	111,260

Gold Fields Ltd.	3,380	27,730

Impala Platinum Holdings Ltd.	7,200	67,972

Kumba Iron Ore Ltd.	613	13,228

MultiChoice Group	3,449	22,192

Sanlam Ltd.	8,524	24,468

Sibanye Stillwater Ltd.(a)	25,571	59,771

SPAR Group Ltd.	3,867	30,846

Standard Bank Group Ltd.(a)	8,610	68,985

Vodacom Group Ltd.	6,222	42,264

Total South Africa		537,924

South Korea – 1.4%

GS Holdings Corp.	529	15,419

Hana Financial Group, Inc.	1,362	33,748

KB Financial Group, Inc.	1,705	52,078

KT&G Corp.	1,472	89,100

LG Uplus Corp.	1,457	10,948

Macquarie Korea Infrastructure Fund	3,637	29,870

NH Investment & Securities Co. Ltd.	1,796	11,285

POSCO Holdings, Inc.	314	46,309

Samsung Electronics Co. Ltd.	20,828	773,025

Samsung Fire & Marine Insurance Co. Ltd.	127	16,333

Samsung Securities Co. Ltd.	578	12,423

Shinhan Financial Group Co. Ltd.	2,279	53,363

SK Telecom Co. Ltd.	404	14,345

Woori Financial Group, Inc.	11,620	86,904

Total South Korea		1,245,150

Spain – 0.7%

Acerinox SA	3,916	31,450

Bankinter SA(a)	3,312	18,708

Cia de Distribucion Integral Logista Holdings SA	2,221	40,579

Enagas SA(a)	2,707	42,006

Fomento de Construcciones y Contratas SA(a)	1,587	12,889

Iberdrola SA(a)	24,147	226,668

Mapfre SA(a)	18,917	29,466

Naturgy Energy Group SA(a)	6,024	140,041

Red Electrica Corp. SA	3,493	53,758

Repsol SA	6,444	74,523

Total Spain		670,088

Sweden – 0.5%

Axfood AB	2,657	61,029

Castellum AB(a)	1,284	14,480

Electrolux AB, Class B(a)	2,698	28,255

Orron Energy AB(a)	40,250	72,448

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

Peab AB, Class B	2,067	$9,955

Skandinaviska Enskilda Banken AB, Class A	8,653	83,275

Svenska Handelsbanken AB, Class A	6,305	52,054

Tele2 AB, Class B(a)	4,239	36,670

Telia Co. AB	19,066	55,029

Total Sweden		413,195

Switzerland – 1.8%

Adecco Group AG, Registered Shares	1,866	51,965

Baloise Holding AG, Registered Shares	185	23,815

Banque Cantonale Vaudoise, Registered Shares	739	70,352

Clariant AG, Registered Shares*(a)	1,545	24,959

Helvetia Holding AG, Registered Shares	442	41,719

Holcim AG*	2,857	118,953

Novartis AG, Registered Shares	8,224	631,098

PSP Swiss Property AG, Registered Shares	220	22,129

Sulzer AG, Registered Shares	519	30,188

Swiss Life Holding AG, Registered Shares	123	54,799

Swiss Prime Site AG, Registered Shares	299	23,999

Swisscom AG, Registered Shares	274	129,031

Zurich Insurance Group AG	960	385,268

Total Switzerland		1,608,275

Taiwan – 1.7%

Acer, Inc.	39,000	26,902

ASE Technology Holding Co. Ltd.	16,000	40,367

Asia Cement Corp.	36,000	44,675

Asustek Computer, Inc.	5,000	36,852

Catcher Technology Co. Ltd.	6,000	32,599

Cathay Financial Holding Co. Ltd.	48,000	60,399

Chicony Electronics Co. Ltd.	8,000	20,763

China Development Financial Holding Corp.	86,000	32,505

Chunghwa Telecom Co. Ltd.	26,000	93,357

Compal Electronics, Inc.	36,000	24,605

CTBC Financial Holding Co. Ltd.	124,480	77,827

Far Eastern New Century Corp.	10,000	10,189

Far EasTone Telecommunications Co. Ltd.	10,000	22,804

First Financial Holding Co. Ltd.	53,040	43,436

Fubon Financial Holding Co. Ltd.	44,888	70,551

Hon Hai Precision Industry Co. Ltd.	44,000	141,359

Inventec Corp.	34,000	24,524

Lite-On Technology Corp.	35,000	70,333

MediaTek, Inc.	7,000	121,484

Mega Financial Holding Co. Ltd.	56,314	55,252

Novatek Microelectronics Corp.	2,000	13,796

Pegatron Corp.	12,680	23,364

Powertech Technology, Inc.	7,000	16,999

Quanta Computer, Inc.	34,210	82,969

Shanghai Commercial & Savings Bank Ltd.	27,000	41,841

Shin Kong Financial Holding Co. Ltd.	53,000	13,705

SinoPac Financial Holdings Co. Ltd.	87,424	47,637

Synnex Technology International Corp.	34,000	56,543

Taiwan Cement Corp.	42,732	45,492

Taiwan Mobile Co. Ltd.	7,000	21,078

Uni-President Enterprises Corp.	35,000	74,191

Wistron Corp.	33,000	27,596

WPG Holdings Ltd.	11,000	16,093

Yuanta Financial Holding Co. Ltd.	83,430	51,373

Total Taiwan		1,583,460

Thailand – 0.2%

Land & Houses PCL, NVDR	213,400	50,352

PTT Exploration & Production PCL, NVDR	21,500	91,483

PTT PCL, NVDR	31,300	28,213

Siam Cement PCL, NVDR	700	6,050

Tisco Financial Group PCL, NVDR	18,100	44,506

Total Thailand		220,604

Turkey – 0.2%

BIM Birlesik Magazalar AS	11,556	72,121

Eregli Demir ve Celik Fabrikalari TAS	24,132	37,724

Turkcell Iletisim Hizmetleri AS	27,425	29,321

Total Turkey		139,166

United Kingdom – 3.2%

Abrdn PLC	20,502	31,835

Admiral Group PLC	3,021	64,564

Anglo American PLC	7,031	214,701

Antofagasta PLC	3,146	39,175

Aviva PLC	12,904	55,919

BAE Systems PLC	16,216	142,969

Barratt Developments PLC	8,174	31,225

BP PLC	75,543	365,227

Direct Line Insurance Group PLC	10,242	21,209

Ferrexpo PLC	23,908	32,453

Hargreaves Lansdown PLC(a)	1,540	14,908

HSBC Holdings PLC	62,473	325,888

Imperial Brands PLC	10,489	217,200

J. Sainsbury PLC	7,731	15,042

Kingfisher PLC	7,535	18,539

Land Securities Group PLC	3,652	21,272

Legal & General Group PLC	31,525	76,189

National Grid PLC	18,578	193,077

Schroders PLC	6,705	29,138

Severn Trent PLC	1,109	29,154

Shell PLC	11,644	292,004

SSE PLC	8,109	138,270

St. James’s Place PLC	2,023	23,396

Tate & Lyle PLC	3,395	25,771

Taylor Wimpey PLC	33,675	33,193

Tesco PLC	27,570	63,646

Unilever PLC	8,179	362,378

United Utilities Group PLC	4,368	43,338

Total United Kingdom		2,921,680

United States – 58.8%

3M Co.	6,592	728,416

AbbVie, Inc.	20,070	2,693,595

Agree Realty Corp.	450	30,411

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

ALLETE, Inc.	357	$17,868

Alliant Energy Corp.	1,742	92,309

Altria Group, Inc.	31,715	1,280,652

Ameren Corp.	1,617	130,249

American Electric Power Co., Inc.	4,033	348,653

American Financial Group, Inc.	1,156	142,107

Americold Realty Trust, Inc.	1,882	46,297

Amgen, Inc.	4,425	997,395

Antero Midstream Corp.	9,852	90,441

Apartment Income REIT Corp.	974	37,616

Apollo Global Management, Inc.	1,800	83,700

Artisan Partners Asset Management, Inc., Class A	1,371	36,921

Associated Banc-Corp.	709	14,237

Atlantic Union Bankshares Corp.	264	8,020

Atmos Energy Corp.	792	80,665

AvalonBay Communities, Inc.	1,329	244,789

Avangrid, Inc.(a)	3,128	130,438

Avista Corp.	485	17,969

Baker Hughes Co.	4,000	83,840

Bank of Hawaii Corp.	187	14,234

Bank of New York Mellon Corp.	3,710	142,909

Bank OZK	889	35,169

Black Hills Corp.	404	27,363

Blackstone, Inc.	6,267	524,548

Boston Properties, Inc.	1,107	82,992

Brandywine Realty Trust	2,055	13,871

Bristol-Myers Squibb Co.	17,586	1,250,189

Brixmor Property Group, Inc.	4,010	74,065

Broadcom, Inc.	2,854	1,267,205

Broadstone Net Lease, Inc.	2,285	35,486

Cabot Corp.	255	16,292

Campbell Soup Co.	2,220	104,606

Cardinal Health, Inc.	2,593	172,901

Cathay General Bancorp	360	13,846

CenterPoint Energy, Inc.	3,756	105,844

Chemours Co.	953	23,491

Cisco Systems, Inc.	40,433	1,617,320

Citigroup, Inc.	13,228	551,211

Citizens Financial Group, Inc.	4,249	145,996

Clearway Energy, Inc., Class C	796	25,353

Clorox Co.	710	91,157

CME Group, Inc.	2,360	418,027

CMS Energy Corp.	2,528	147,231

CNA Financial Corp.	2,129	78,560

Coca-Cola Co.	47,030	2,634,621

Cogent Communications Holdings, Inc.	482	25,141

Cohen & Steers, Inc.	402	25,177

Columbia Banking System, Inc.	225	6,500

Comerica, Inc.	1,055	75,011

Compass Minerals International, Inc.	75	2,890

Conagra Brands, Inc.	3,610	117,794

ConocoPhillips	7,024	718,836

Consolidated Edison, Inc.	3,395	291,155

Corporate Office Properties Trust	1,221	28,364

Cousins Properties, Inc.	1,149	26,829

Crown Castle International Corp.	4,717	681,842

CubeSmart	1,970	78,918

Cullen/Frost Bankers, Inc.	277	36,625

CVB Financial Corp.	436	11,040

Devon Energy Corp.	7,513	451,757

Digital Realty Trust, Inc.	2,057	204,013

Dominion Energy, Inc.	9,715	671,404

Douglas Emmett, Inc.	908	16,280

DTE Energy Co.	1,523	175,221

Duke Energy Corp.	10,274	955,687

Eastman Chemical Co.	627	44,548

Energizer Holdings, Inc.	578	14,531

Entergy Corp.	1,498	150,744

Equitrans Midstream Corp.	5,771	43,167

Equity Commonwealth	2,084	50,766

Equity Residential	2,340	157,295

Essential Properties Realty Trust, Inc.	1,047	20,364

Essex Property Trust, Inc.	344	83,327

Evergy, Inc.	2,519	149,629

Eversource Energy	2,068	161,221

Exelon Corp.	7,262	272,035

Extra Space Storage, Inc.	1,062	183,418

Federal Realty Investment Trust	653	58,848

Federated Hermes, Inc.	479	15,864

Fidelity National Financial, Inc.	2,759	99,876

Fifth Third Bancorp	4,193	134,008

First American Financial Corp.	727	33,515

First Financial Bancorp	470	9,908

First Hawaiian, Inc.	670	16,502

First Horizon Corp.	5,961	136,507

FirstEnergy Corp.	7,930	293,410

Flowers Foods, Inc.	2,185	53,948

FNB Corp.	2,364	27,422

Four Corners Property Trust, Inc.	907	21,940

Franklin Resources, Inc.	4,665	100,391

Fulton Financial Corp.	728	11,502

Gaming and Leisure Properties, Inc.	4,107	181,694

General Mills, Inc.	4,339	332,411

Genuine Parts Co.	883	131,850

Gilead Sciences, Inc.	18,438	1,137,440

Glacier Bancorp, Inc.	384	18,866

GSK PLC	19,515	284,463

H&R Block, Inc.	1,875	79,762

Hanesbrands, Inc.(a)	3,118	21,701

Hasbro, Inc.	1,011	68,162

Hawaiian Electric Industries, Inc.	1,110	38,473

Healthcare Realty Trust, Inc., Class A	1,739	36,258

Healthpeak Properties, Inc.	4,282	98,143

Helmerich & Payne, Inc.	541	20,001

Hewlett Packard Enterprise Co.	8,384	100,440

Highwoods Properties, Inc.	1,269	34,212

HP, Inc.	7,547	188,071

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

Hudson Pacific Properties, Inc.	1,427	$15,626

IDACORP, Inc.	428	42,376

Ingredion, Inc.	197	15,862

International Bancshares Corp.	426	18,105

International Business Machines Corp.	9,624	1,143,427

International Paper Co.	2,857	90,567

Interpublic Group of Cos., Inc.	3,323	85,069

Iron Mountain, Inc.	5,685	249,969

J.M. Smucker Co.	515	70,766

JBG SMITH Properties	518	9,624

John Wiley & Sons, Inc., Class A	175	6,573

Juniper Networks, Inc.	1,843	48,139

Kellogg Co.	2,046	142,524

Kennedy-Wilson Holdings, Inc.	846	13,079

KeyCorp	7,353	117,795

Kilroy Realty Corp.	1,226	51,627

Kimberly-Clark Corp.	2,236	251,639

Kimco Realty Corp.	6,166	113,516

Kinder Morgan, Inc.	45,570	758,285

Kontoor Brands, Inc.	709	23,829

Kraft Heinz Co.	12,202	406,937

Lamar Advertising Co., Class A	791	65,250

Leggett & Platt, Inc.	858	28,503

Life Storage, Inc.	713	78,972

Lockheed Martin Corp.	1,838	710,001

LXP Industrial Trust	3,084	28,249

M&T Bank Corp.	1,334	235,211

Macerich Co.	1,799	14,284

Marathon Petroleum Corp.	5,289	525,356

MDC Holdings, Inc.	575	15,767

MDU Resources Group, Inc.	1,165	31,863

Merck & Co., Inc.	19,381	1,669,092

Mercury General Corp.	298	8,469

MetLife, Inc.	5,068	308,033

Moelis & Co., Class A	707	23,904

MSC Industrial Direct Co., Inc., Class A	169	12,305

National Fuel Gas Co.	906	55,764

National Instruments Corp.	473	17,851

National Retail Properties, Inc.	2,657	105,908

National Storage Affiliates Trust	873	36,299

Navient Corp.	968	14,220

New Jersey Resources Corp.	653	25,271

New York Community Bancorp, Inc.(a)	2,986	25,471

Newell Brands, Inc.	4,248	59,005

Newmont Corp.	6,000	252,180

NiSource, Inc.	2,763	69,600

Northern Trust Corp.	1,047	89,581

NorthWestern Corp.	377	18,579

NRG Energy, Inc.	1,260	48,220

Nu Skin Enterprises, Inc., Class A	229	7,642

OGE Energy Corp.	2,023	73,759

Old National Bancorp	316	5,205

Old Republic International Corp.	1,806	37,800

Omnicom Group, Inc.	1,038	65,487

ONE Gas, Inc.	198	13,937

OneMain Holdings, Inc.	4,883	144,146

ONEOK, Inc.	9,424	482,886

Otter Tail Corp.	192	11,812

PACCAR, Inc.	1,653	138,340

Pacific Premier Bancorp, Inc.	335	10,372

Packaging Corp. of America	381	42,782

Patterson Cos., Inc.	442	10,617

PepsiCo, Inc.	12,833	2,095,116

Pfizer, Inc.	49,545	2,168,089

Philip Morris International, Inc.	28,006	2,324,778

Physicians Realty Trust	1,718	25,839

Piedmont Office Realty Trust, Inc., Class A	569	6,009

Pinnacle West Capital Corp.	1,357	87,540

PNC Financial Services Group, Inc.	2,304	344,264

PNM Resources, Inc.	496	22,682

PotlatchDeltic Corp.	752	30,862

PPL Corp.	10,257	260,015

Principal Financial Group, Inc.	2,197	158,514

Progressive Corp.	6,902	802,081

Prosperity Bancshares, Inc.	444	29,606

Prudential Financial, Inc.	3,613	309,923

Public Service Enterprise Group, Inc.	4,030	226,607

Public Storage	1,562	457,369

Rayonier, Inc.	1,033	30,959

Realty Income Corp.	4,942	287,624

Regal Rexnord Corp.	607	85,199

Regency Centers Corp.	1,391	74,905

Regions Financial Corp.	6,524	130,937

Reynolds Consumer Products, Inc.(a)	1,339	34,827

Ryder System, Inc.	537	40,538

Sandy Spring Bancorp, Inc.	271	9,555

Sempra Energy	2,556	383,247

Simon Property Group, Inc.	3,165	284,059

SL Green Realty Corp.(a)	906	36,385

Sonoco Products Co.	390	22,125

South Jersey Industries, Inc.	961	32,117

Southern Co.	15,623	1,062,364

Southwest Gas Holdings, Inc.*	426	29,714

Spire, Inc.	391	24,371

Spirit Realty Capital, Inc.	2,278	82,372

STAG Industrial, Inc.	2,026	57,599

STORE Capital Corp.	2,516	78,826

Synovus Financial Corp.	1,236	46,362

Telephone and Data Systems, Inc.	1,015	14,109

TFS Financial Corp.	2,981	38,753

Trinity Industries, Inc.	760	16,226

Truist Financial Corp.	9,082	395,430

U.S. Bancorp	9,354	377,153

UDR, Inc.	1,618	67,487

UGI Corp.	2,334	75,458

Umpqua Holdings Corp.	2,744	46,895

United Bankshares, Inc.	1,521	54,376

Uniti Group, Inc.	2,447	17,007

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

Investments	Shares	Value

Unum Group	1,528	$59,286

Valley National Bancorp	2,213	23,900

Ventas, Inc.	3,048	122,438

Verizon Communications, Inc.	47,310	1,796,361

VF Corp.	2,522	75,433

VICI Properties, Inc.	9,531	284,500

Virtu Financial, Inc., Class A	83	1,724

W.P. Carey, Inc.(a)	3,423	238,925

Washington Real Estate Investment Trust	358	6,286

Watsco, Inc.(a)	317	81,615

Webster Financial Corp.	660	29,832

WEC Energy Group, Inc.	3,403	304,330

Welltower, Inc.	2,922	187,943

WesBanco, Inc.	279	9,310

Western Union Co.	3,948	53,298

Williams Cos., Inc.	15,204	435,291

Xcel Energy, Inc.	3,111	199,104

Xerox Holdings Corp.	2,159	28,239

Total United States		53,185,607
TOTAL COMMON STOCKS (Cost: $98,611,750)		89,626,596

RIGHTS – 0.0%

Australia – 0.0%

Atlas Arteria Ltd., expiring 10/6/22

(Cost: $0)	5,263	0

EXCHANGE-TRADED FUND – 0.6%

United States – 0.6%

WisdomTree International High Dividend Fund(a)(d)

(Cost: $507,747)	16,350	495,569

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.7%

United States – 5.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(e)
(Cost: $5,165,421)	5,165,421	5,165,421

TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $104,284,918)		95,287,586

Other Assets less Liabilities – (5.3)%		(4,784,964)

NET ASSETS – 100.0%		$90,502,622
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,500,044 and the total market value of the collateral held by the Fund was $6,930,718. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,765,297.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree International High Dividend Fund	$2,943	$1,234,457	$662,890	$(66,594)	$(12,347)	$495,569	$12,661
WisdomTree U.S. High Dividend Fund^	969	289,309	272,153	(18,007)	(118)	—	1,342
Total	$3,912	$1,523,766	$935,043	$(84,601)	$(12,465)	$495,569	$14,003
^	As of September 30,2022, the Fund did not hold a position in this affiliate.

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other*	89,626,596	—	—		89,626,596
Rights	—	0	—		0
Exchange-Traded Fund	495,569	—	—		495,569
Investment of Cash Collateral for Securities Loaned	—	5,165,421	—		5,165,421
Total Investments in Securities	$90,122,165	$5,165,421	$0		$95,287,586
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.8%

Argentina – 1.2%

MercadoLibre, Inc.*	133	$110,095

China – 4.7%

Alibaba Group Holding Ltd., ADR*	1,943	155,420

Bilibili, Inc., Class Z*	3,900	59,420

JD Health International, Inc.*(a)	15,250	87,616

Meituan, Class B*(a)	6,200	130,794

Total China		433,250

France – 0.8%

Adevinta ASA*	12,044	71,840

Germany – 0.9%

Delivery Hero SE*(a)	2,184	81,175

Israel – 0.7%

Fiverr International Ltd.*(b)	2,182	66,747

Netherlands – 0.7%

Just Eat Takeaway.com NV*(a)(b)	3,741	59,283

Poland – 0.8%

Allegro.eu SA*(a)	17,053	74,389

United Kingdom – 1.9%

Farfetch Ltd., Class A*	10,259	76,429

London Stock Exchange Group PLC	1,176	100,138

Total United Kingdom		176,567

United States – 88.1%

ACV Auctions, Inc., Class A*	13,276	95,454

Airbnb, Inc., Class A*	1,253	131,615

Alphabet, Inc., Class A*	8,440	807,286

Amazon.com, Inc.*	6,623	748,399

Angi, Inc.*	20,507	60,496

Appian Corp.*(b)	2,327	95,011

Apple, Inc.	6,741	931,606

Bumble, Inc., Class A*	3,425	73,603

Cargurus, Inc.*	4,340	61,498

Cboe Global Markets, Inc.	1,032	121,126

Chegg, Inc.*	5,480	115,464

CoStar Group, Inc.*	2,053	142,992

Coupa Software, Inc.*	1,618	95,138

Coursera, Inc.*	6,787	73,164

DoorDash, Inc., Class A*	1,706	84,362

Dropbox, Inc., Class A*	5,114	105,962

Etsy, Inc.*	1,430	143,186

GoodRx Holdings, Inc., Class A*(b)	15,211	71,035

IAA, Inc.*	3,016	96,060

Intercontinental Exchange, Inc.	1,465	132,363

Lyft, Inc. , Class A*	6,768	89,135

MarketAxess Holdings, Inc.	413	91,888

MasterCard, Inc., Class A	904	257,043

Match Group, Inc.*	1,491	71,195

Meta Platforms, Inc., Class A*	2,416	327,803

Microsoft Corp.	3,690	859,401

Nasdaq, Inc.	2,367	134,162

PayPal Holdings, Inc.*	1,968	169,386

Pinterest, Inc., Class A*	6,108	142,316

Redfin Corp.*(b)	10,886	63,574

ROBLOX Corp., Class A*	3,667	131,425

Roku, Inc.*	1,356	76,478

Salesforce, Inc.*	1,194	171,745

Snap, Inc., Class A*	8,354	82,036

Snowflake, Inc., Class A*	999	169,790

Teladoc Health, Inc.*(b)	3,360	85,176

Tradeweb Markets, Inc., Class A	1,744	98,397

Twitter, Inc.*	3,290	144,234

Uber Technologies, Inc.*	5,524	146,386

Upstart Holdings, Inc.*(b)	2,470	51,351

Upwork, Inc.*	6,140	83,627

Visa, Inc., Class A	1,948	346,062

Zillow Group, Inc., Class A*	2,950	84,459

Total United States		8,062,889
TOTAL COMMON STOCKS (Cost: $14,540,422)		9,136,235

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%

United States – 1.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $135,368)	135,368	135,368

TOTAL INVESTMENTS IN SECURITIES – 101.3% (Cost: $14,675,790)		9,271,603

Other Assets less Liabilities – (1.3)%		(120,472)

NET ASSETS – 100.0%		$9,151,131
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $429,518 and the total market value of the collateral held by the Fund was $447,589. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $312,221.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Growth Leaders Fund (PLAT)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$9,136,235	$—	$—	$9,136,235
Investment of Cash Collateral for Securities Loaned	—	135,368	—	135,368
Total Investments in Securities	$9,136,235	$135,368	$—	$9,271,603

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 102.5%

India – 102.5%

Aerospace & Defense – 0.8%

Bharat Dynamics Ltd.	39,261	$422,164

Bharat Electronics Ltd.	2,599,971	3,226,343

Hindustan Aeronautics Ltd.	52,229	1,505,437

Mazagon Dock Shipbuilders Ltd.	30,999	188,030

Total Aerospace & Defense		5,341,974

Air Freight & Logistics – 0.1%

Allcargo Logistics Ltd.	25,848	130,906

TCI Express Ltd.	5,347	121,425

Transport Corp. of India Ltd.	7,206	67,909

Total Air Freight & Logistics		320,240

Auto Components – 1.3%

Apollo Tyres Ltd.	129,984	445,310

Balkrishna Industries Ltd.	41,688	965,266

Bharat Forge Ltd.	536	4,582

Bosch Ltd.	480	93,313

Ceat Ltd.	1,793	34,682

Endurance Technologies Ltd.(a)	16,655	291,525

Exide Industries Ltd.	1,903,786	3,672,952

Gabriel India Ltd.	48	91

JK Tyre & Industries Ltd.	368,690	753,911

Motherson Sumi Wiring India Ltd.	572,397	615,660

Samvardhana Motherson International Ltd.	474,826	636,204

Steel Strips Wheels Ltd.	3,675	36,038

Sundram Fasteners Ltd.	19,536	218,291

Suprajit Engineering Ltd.	189	794

Tube Investments of India Ltd.	33,917	1,144,176

UNO Minda Ltd.	18,734	128,753

Total Auto Components		9,041,548

Automobiles – 3.2%

Bajaj Auto Ltd.	70,358	3,051,034

Eicher Motors Ltd.	55,337	2,497,507

Hero MotoCorp Ltd.	95,179	2,982,503

Mahindra & Mahindra Ltd.	510,202	7,953,635

Maruti Suzuki India Ltd.	37,921	4,115,146

TVS Motor Co. Ltd.	88,335	1,120,866

Total Automobiles		21,720,691

Banks – 14.6%

AU Small Finance Bank Ltd.(a)	131,748	1,002,792

Axis Bank Ltd.	2,006,955	18,088,221

Bandhan Bank Ltd.*(a)	32,179	105,455

Bank of Baroda	1,479,401	2,407,740

Bank of India	6,759	4,005

Bank of Maharashtra	7,164	1,568

Canara Bank	726,741	2,043,509

Central Bank of India Ltd.*	1,123,869	277,682

City Union Bank Ltd.	327,078	699,980

CSB Bank Ltd.*	213	583

DCB Bank Ltd.	196,678	248,533

Equitas Small Finance Bank Ltd.*(a)	414	254

Federal Bank Ltd.	2,802,692	4,091,144

ICICI Bank Ltd.	3,065,581	32,482,978

IDBI Bank Ltd.*	522,693	265,037

IDFC First Bank Ltd.*	10,034	6,149

Indian Bank	871,391	2,108,552

Indian Overseas Bank*	1,108	238

IndusInd Bank Ltd.	480,110	6,994,685

Jammu & Kashmir Bank Ltd.*	7,425	2,528

Karnataka Bank Ltd.	757,286	730,744

Karur Vysya Bank Ltd.	1,247,380	1,249,661

Kotak Mahindra Bank Ltd.	504,518	11,282,176

Punjab National Bank	2,601,827	1,168,965

South Indian Bank Ltd.*	18,742	2,189

State Bank of India	1,911,134	12,465,054

UCO Bank*	344,771	50,433

Union Bank of India Ltd.	3,542,201	1,944,153

Yes Bank Ltd.*(b)	3,906,791	751,571

Total Banks		100,476,579

Beverages – 0.3%

Globus Spirits Ltd.	18,072	189,948

Radico Khaitan Ltd.	49,989	642,012

United Spirits Ltd.*	55,560	575,261

Varun Beverages Ltd.	48,326	620,298

Total Beverages		2,027,519

Biotechnology – 0.1%

Biocon Ltd.	150,825	539,420

Building Products – 0.2%

Astral Ltd.	14,967	410,726

Blue Star Ltd.	23,240	314,428

Kajaria Ceramics Ltd.	9,595	141,582

Prince Pipes & Fittings Ltd.	19,181	136,328

Total Building Products		1,003,064

Capital Markets – 0.6%

Aditya Birla Sun Life Asset Management Co. Ltd.	39,749	222,317

Anand Rathi Wealth Ltd.	6,890	55,559

Angel One Ltd.	10,478	175,425

CRISIL Ltd.	7,811	313,458

HDFC Asset Management Co. Ltd.(a)	42,762	993,262

ICICI Securities Ltd.(a)	148,845	957,186

Indian Energy Exchange Ltd.(a)	165,562	289,093

Motilal Oswal Financial Services Ltd.	4,298	38,356

Multi Commodity Exchange of India Ltd.	13,354	200,061

Nippon Life India Asset Management Ltd.(a)	170,694	563,691

Share India Securities Ltd.	2,069	32,160

UTI Asset Management Co. Ltd.	25	222

Total Capital Markets		3,840,790

Chemicals – 4.9%

Aarti Industries Ltd.	86,517	792,360

Advanced Enzyme Technologies Ltd.	65,174	215,788

Alkyl Amines Chemicals	2,912	102,678

Andhra Sugars Ltd.	64,977	111,661

Asian Paints Ltd.	90,858	3,733,050

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2022

Investments	Shares	Value

Atul Ltd.	1,720	$190,791

Balaji Amines Ltd.	4,768	185,647

BASF India Ltd.	31	1,136

Berger Paints India Ltd.	75,654	573,790

Bhansali Engineering Polymers Ltd.	1,275	1,828

Camlin Fine Sciences Ltd.*	82,027	118,930

Castrol India Ltd.	3,370	4,669

Chambal Fertilisers and Chemicals Ltd.	231,852	910,436

Chemplast Sanmar Ltd.*	96,533	497,431

Coromandel International Ltd.	81,908	1,001,004

DCM Shriram Ltd.	83,256	1,021,981

Deepak Fertilisers & Petrochemicals Corp. Ltd.	79,039	853,870

Deepak Nitrite Ltd.	44,390	1,110,961

EID Parry India Ltd.	150,647	1,106,919

Excel Industries Ltd.	8,766	135,254

Finolex Industries Ltd.	452,549	759,892

Galaxy Surfactants Ltd.	4,471	164,900

GHCL Ltd.	85,653	684,108

Gujarat Alkalies & Chemicals Ltd.	30,144	314,460

Gujarat Fluorochemicals Ltd.	3,135	152,038

Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	263,400	2,077,542

Himadri Speciality Chemical Ltd.	236,272	288,837

India Glycols Ltd.	17,052	175,475

India Pesticides Ltd.	15,497	54,367

Indigo Paints Ltd.	12,320	227,072

INEOS Styrolution India Ltd.	30	322

Jindal Poly Films Ltd.	3,131	34,592

Jubilant Ingrevia Ltd.	95,345	604,174

Kansai Nerolac Paints Ltd.	58,476	351,965

Kiri Industries Ltd.*	7,105	43,931

Laxmi Organic Industries Ltd.	33,069	138,127

Linde India Ltd.	13,049	531,223

Manali Petrochemicals Ltd.	1,712	1,957

Mayur Uniquoters Ltd.	17,764	106,681

Meghmani Organics Ltd.	135,192	198,755

Navin Fluorine International Ltd.	14,620	807,071

NOCIL Ltd.	4,820	14,987

Panama Petrochem Ltd.	15,358	54,805

PCBL Ltd.	190,985	301,557

PI Industries Ltd.	29,201	1,076,257

Pidilite Industries Ltd.	38,285	1,266,092

Polyplex Corp. Ltd.	40,205	979,015

Rain Industries Ltd.	274,275	551,070

Rallis India Ltd.	224	579

Rashtriya Chemicals & Fertilizers Ltd.	326,040	376,734

Sharda Cropchem Ltd.	41,019	223,395

Solar Industries India Ltd.	3,445	165,866

SRF Ltd.	65,826	2,025,686

Sudarshan Chemical Industries Ltd.	247	1,271

Sumitomo Chemical India Ltd.	19,740	122,042

Supreme Industries Ltd.	10,864	284,903

Tata Chemicals Ltd.	75,768	1,028,929

Thirumalai Chemicals Ltd.	88,757	233,700

UPL Ltd.	487,850	4,030,173

Valiant Organics Ltd.(a)	45	409

Vinati Organics Ltd.	10,526	269,965

Total Chemicals		33,395,108

Commercial Services & Supplies – 0.1%

Indian Railway Catering & Tourism Corp. Ltd.	38,368	332,973

Communications Equipment – 0.0%

Sterlite Technologies Ltd.	148,194	300,209

Construction & Engineering – 1.9%

Ashoka Buildcon Ltd.*	270,926	260,431

Hindustan Construction Co. Ltd.*	1,355,568	229,118

IRB Infrastructure Developers Ltd.	204,272	524,545

J Kumar Infraprojects Ltd.	10,168	37,628

Kalpataru Power Transmission Ltd.	38,923	201,621

KEC International Ltd.	30,859	170,604

KNR Constructions Ltd.	179,981	506,085

Larsen & Toubro Ltd.	416,601	9,462,100

NBCC India Ltd.	247,840	93,681

NCC Ltd.	370,749	326,992

Praj Industries Ltd.	304	1,559

PSP Projects Ltd.	8,366	66,038

Rail Vikas Nigam Ltd.	666,389	276,054

Voltas Ltd.	76,678	854,379

Total Construction & Engineering		13,010,835

Construction Materials – 2.9%

ACC Ltd.	41,580	1,234,680

Ambuja Cements Ltd.	453,853	2,876,497

Birla Corp. Ltd.	51,982	610,388

Dalmia Bharat Ltd.	1,533	30,113

Grasim Industries Ltd.	369,312	7,603,352

HeidelbergCement India Ltd.	50,234	116,984

India Cements Ltd.	136,715	452,236

JK Cement Ltd.	20,279	654,514

JK Lakshmi Cement Ltd.	104,454	751,261

Orient Cement Ltd.	276	440

Pokarna Ltd.	4,730	27,499

Ramco Cements Ltd.	120,566	1,118,201

Rhi Magnesita India Ltd.	1,580	13,012

Shree Cement Ltd.	3,461	894,830

UltraTech Cement Ltd.	48,042	3,693,951

Total Construction Materials		20,077,958

Consumer Finance – 0.2%

Cholamandalam Financial Holdings Ltd.	115,081	924,595

SBI Cards & Payment Services Ltd.	61,580	691,487

Total Consumer Finance		1,616,082

Containers & Packaging – 0.4%

AGI Greenpac Ltd.	22,216	91,211

Cosmo First Ltd.	36,357	389,374

EPL Ltd.	162,786	352,681

Jai Corp. Ltd.	41,816	96,096

Time Technoplast Ltd.	239,266	313,967

Uflex Ltd.	191,585	1,718,115

Total Containers & Packaging		2,961,444

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2022

Investments	Shares	Value

Diversified Financial Services – 0.5%

Bajaj Finserv Ltd.	164,010	$3,383,675

REC Ltd‡	0	1

Total Diversified Financial Services		3,383,676

Diversified Telecommunication Services – 0.3%

HFCL Ltd.	612,163	548,192

Indus Towers Ltd.	646,559	1,569,282

Railtel Corp. of India Ltd.	728	925

Tata Communications Ltd.	3,774	53,387

Total Diversified Telecommunication Services		2,171,786

Electric Utilities – 2.9%

Adani Transmission Ltd.*	27,809	1,124,581

CESC Ltd.	1,389,560	1,320,361

Power Grid Corp. of India Ltd.	5,484,777	14,306,722

SJVN Ltd.	88,264	33,688

Tata Power Co. Ltd.	844,848	2,248,393

Torrent Power Ltd.	187,538	1,122,444

Total Electric Utilities		20,156,189

Electrical Equipment – 0.6%

ABB India Ltd.	2,554	96,959

Amara Raja Batteries Ltd.	24,435	147,479

Finolex Cables Ltd.	100,232	578,466

Havells India Ltd.	104,290	1,728,803

KEI Industries Ltd.	73,244	1,301,265

Polycab India Ltd.	15,712	494,578

Total Electrical Equipment		4,347,550

Electronic Equipment, Instruments & Components – 0.2%

Redington Ltd.	873,332	1,494,357

Entertainment – 0.0%

Saregama India Ltd.	1,185	5,244

Equity Real Estate Investment Trusts (REITs) – 0.0%

Mindspace Business Parks REIT(a)	51,480	230,508

Food & Staples Retailing – 0.1%

Avenue Supermarts Ltd.*(a)	15,308	825,425

Medplus Health Services Ltd.*	2,277	17,296

Total Food & Staples Retailing		842,721

Food Products – 1.1%

Avanti Feeds Ltd.	27,247	156,865

Balrampur Chini Mills Ltd.	308,212	1,317,316

Bombay Burmah Trading Co.	39	439

Britannia Industries Ltd.	26,388	1,246,575

CCL Products India Ltd.	62,461	385,816

Dalmia Bharat Sugar & Industries Ltd.	156	622

Dwarikesh Sugar Industries Ltd.	112,928	133,401

Godrej Agrovet Ltd.(a)	1,493	9,428

Gujarat Ambuja Exports Ltd.	93,206	321,032

Kaveri Seed Co. Ltd.	43,606	230,489

KRBL Ltd.	112,493	508,250

LT Foods Ltd.	449,977	642,182

Marico Ltd.	202,458	1,338,542

Mrs Bectors Food Specialities Ltd.	28,540	127,226

Nestle India Ltd.	333	78,367

Patanjali Foods Ltd.	2,073	35,062

Tata Coffee Ltd.	35,708	98,695

Tata Consumer Products Ltd.	27,143	267,872

Triveni Engineering & Industries Ltd.	62,638	195,726

Venky’s India Ltd.	72	1,740

Zydus Wellness Ltd.	14,554	290,503

Total Food Products		7,386,148

Gas Utilities – 1.7%

Adani Total Gas Ltd.	13,307	546,315

GAIL India Ltd.	7,784,563	8,329,880

Gujarat Gas Ltd.	125,861	778,593

Gujarat State Petronet Ltd.	345,409	980,590

Indraprastha Gas Ltd.	217,813	1,062,408

Total Gas Utilities		11,697,786

Health Care Equipment & Supplies – 0.0%

Poly Medicure Ltd.	9,508	101,121

Health Care Providers & Services – 0.4%

Apollo Hospitals Enterprise Ltd.	20,641	1,112,187

Aster DM Healthcare Ltd.*(a)	69,341	215,137

Dr. Lal PathLabs Ltd.(a)	7,386	228,681

Fortis Healthcare Ltd.*	84,177	273,377

Max Healthcare Institute Ltd.*	106,826	535,632

Metropolis Healthcare Ltd.(a)	10	191

Thyrocare Technologies Ltd.(a)	38,480	331,249

Vijaya Diagnostic Centre Pvt Ltd.	34,798	197,064

Total Health Care Providers & Services		2,893,518

Hotels, Restaurants & Leisure – 0.1%

Delta Corp Ltd.	72,743	177,406

Jubilant Foodworks Ltd.	91,595	701,110

Total Hotels, Restaurants & Leisure		878,516

Household Durables – 0.3%

Amber Enterprises India Ltd.*	4,598	133,597

Bajaj Electricals Ltd.	208	3,074

Crompton Greaves Consumer Electricals Ltd.	212,661	1,076,751

Dixon Technologies India Ltd.	7	376

Orient Electric Ltd.	48,009	161,051

Stove Kraft Ltd.*	26,934	215,005

Whirlpool of India Ltd.	18,027	362,196

Total Household Durables		1,952,050

Household Products – 0.0%

Eveready Industries India Ltd.*	8,109	31,813

Jyothy Labs Ltd.	35,177	81,487

Total Household Products		113,300

Independent Power & Renewable Electricity Producers – 2.7%

Adani Power Ltd.*	368,782	1,693,153

Jaiprakash Power Ventures Ltd.*	3,254,372	294,029

JSW Energy Ltd.	246,819	911,259

NHPC Ltd.	5,344,952	2,345,567

NLC India Ltd.	50,989	42,652

NTPC Ltd.	6,782,043	13,309,607

Total Independent Power & Renewable Electricity Producers		18,596,267

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2022

Investments	Shares	Value

Industrial Conglomerates – 0.3%

Apar Industries Ltd.	9,329	$148,797

BEML Ltd.*†	15,621	68,167

Godrej Industries Ltd.*	17,486	94,361

Nava Ltd.	267,062	614,545

Siemens Ltd.	41,900	1,427,102

Total Industrial Conglomerates		2,352,972

Insurance – 0.5%

HDFC Life Insurance Co. Ltd.(a)	138,816	905,148

ICICI Lombard General Insurance Co. Ltd.(a)	30,225	427,695

ICICI Prudential Life Insurance Co. Ltd.(a)	102,183	660,631

Max Financial Services Ltd.*	45,385	425,446

New India Assurance Co. Ltd.(a)	2,513	2,652

SBI Life Insurance Co. Ltd.(a)	65,991	1,014,348

Total Insurance		3,435,920

Interactive Media & Services – 2.0%

Brightcom Group Ltd.	2,278,387	945,229

Info Edge India Ltd.	262,621	12,462,926

Just Dial Ltd.*	334	2,336

Total Interactive Media & Services		13,410,491

IT Services – 11.7%

Cigniti Technologies Ltd.	51	347

Coforge Ltd.	18,578	767,761

Computer Age Management Services Ltd.	16	497

Datamatics Global Services Ltd.	29,426	112,729

eClerx Services Ltd.	21,605	378,372

Firstsource Solutions Ltd.	498,738	642,495

Happiest Minds Technologies Ltd.	14,330	175,084

HCL Technologies Ltd.	847,625	9,714,456

Infibeam Avenues Ltd.	1,567,227	283,195

Infosys Ltd.	1,958,497	34,028,212

Larsen & Toubro Infotech Ltd.(a)	17,739	972,054

Mindtree Ltd.	23,648	918,333

Mphasis Ltd.	47,727	1,224,779

Persistent Systems Ltd.	22,335	889,872

Sonata Software Ltd.	61,818	391,801

Tata Consultancy Services Ltd.	466,901	17,244,079

Tech Mahindra Ltd.	504,779	6,258,295

Vakrangee Ltd.	376,785	159,789

Wipro Ltd.	1,226,457	5,943,740

Zensar Technologies Ltd.	62	161

Total IT Services		80,106,051

Life Sciences Tools & Services – 0.4%

Divi’s Laboratories Ltd.	55,403	2,523,369

Syngene International Ltd.(a)	37,182	256,225

Total Life Sciences Tools & Services		2,779,594

Machinery – 0.7%

AIA Engineering Ltd.	29,987	924,920

Cochin Shipyard Ltd.(a)	4,675	25,343

Cummins India Ltd.	80,754	1,187,070

Escorts Kubota Ltd.	11,510	301,052

Grindwell Norton Ltd.	881	22,354

Jamna Auto Industries Ltd.	137,813	192,783

Schaeffler India Ltd.	4,181	165,097

SKF India Ltd.	14,662	849,455

Thermax Ltd.	19,281	514,191

Timken India Ltd.	10,140	382,435

Total Machinery		4,564,700

Marine – 0.0%

Shipping Corp. of India Ltd.	213,798	299,207

Media – 0.4%

Affle India Ltd.*	618	9,580

Hathway Cable & Datacom Ltd.*	1,694,527	336,401

Network18 Media & Investments Ltd.*	1,965	1,560

Sun TV Network Ltd.	123,964	775,392

TV18 Broadcast Ltd.*	667,500	310,155

Zee Entertainment Enterprises Ltd.	429,557	1,363,103

Total Media		2,796,191

Metals & Mining – 16.5%

APL Apollo Tubes Ltd.	78,490	1,001,540

Godawari Power and Ispat Ltd.	54,078	185,265

Hindalco Industries Ltd.	3,035,512	14,572,846

Hindustan Copper Ltd.	95,251	125,224

Hindustan Zinc Ltd.	329,513	1,082,293

Jindal Saw Ltd.	674,001	683,518

Jindal Stainless Hisar Ltd.*	1,160	3,490

Jindal Stainless Ltd.*	706,730	1,088,095

Jindal Steel & Power Ltd.	771,858	4,066,543

JSW Steel Ltd.	1,761,308	13,675,637

Kirloskar Ferrous Industries Ltd.	68,883	224,724

Maharashtra Seamless Ltd.	3,134	30,005

Maithan Alloys Ltd.	38,349	457,682

Mishra Dhatu Nigam Ltd.(a)	45,230	113,643

MM Forgings Ltd.	2,300	22,577

National Aluminium Co. Ltd.	2,675,090	2,344,573

NMDC Ltd.	3,747,747	5,885,277

Ramkrishna Forgings Ltd.	47,116	115,023

Ratnamani Metals & Tubes Ltd.	2,177	50,541

Sandur Manganese & Iron Ores Ltd.	30,396	283,274

Sarda Energy & Minerals Ltd.	40,393	432,449

Shyam Metalics & Energy Ltd.	53,684	188,930

Steel Authority of India Ltd.	8,069,625	7,613,205

Sunflag Iron & Steel Co. Ltd.*	120,815	120,442

Surya Roshni Ltd.	148	831

Tata Metaliks Ltd.	60,580	538,845

Tata Steel Long Products Ltd.	273	2,055

Tata Steel Ltd.	36,134,241	44,106,638

Tinplate Co. of India Ltd.	5,740	21,203

Usha Martin Ltd.	191,653	287,181

Vedanta Ltd.	3,721,728	12,354,483

Welspun Corp. Ltd.	400,568	1,305,334

Total Metals & Mining		112,983,366

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2022

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 17.1%

Aegis Logistics Ltd.	84,382	$281,200

Bharat Petroleum Corp. Ltd.	1,950,170	7,306,732

Chennai Petroleum Corp. Ltd.	214,007	617,941

Coal India Ltd.	4,101,799	10,701,825

Great Eastern Shipping Co. Ltd.	207,322	1,377,326

Hindustan Petroleum Corp. Ltd.	2,022,042	5,376,287

Indian Oil Corp. Ltd.	11,190,879	9,209,808

Mangalore Refinery & Petrochemicals Ltd.*	646,148	471,399

Oil & Natural Gas Corp. Ltd.	14,628,702	22,801,363

Oil India Ltd.	1,369,825	2,937,459

Petronet LNG Ltd.	738,890	1,815,634

Reliance Industries Ltd.	1,861,700	54,414,126

Total Oil, Gas & Consumable Fuels		117,311,100

Paper & Forest Products – 0.2%

Century Plyboards India Ltd.	40,533	316,811

Century Textiles & Industries Ltd.	16,660	166,024

Greenpanel Industries Ltd.	22,633	118,477

Greenply Industries Ltd.	66,575	147,142

JK Paper Ltd.	69,209	322,006

West Coast Paper Mills Ltd.	25,407	155,063

Total Paper & Forest Products		1,225,523

Personal Products – 1.6%

Bajaj Consumer Care Ltd.	5,692	10,915

Colgate-Palmolive India Ltd.	12,149	243,335

Dabur India Ltd.	191,024	1,345,366

Emami Ltd.	115,878	718,333

Godrej Consumer Products Ltd.*	163,131	1,825,695

Hindustan Unilever Ltd.	208,275	6,903,436

Total Personal Products		11,047,080

Pharmaceuticals – 3.4%

Aarti Drugs Ltd.	336	1,936

Ajanta Pharma Ltd.	20,726	324,184

Alembic Pharmaceuticals Ltd.	10,262	76,273

Alkem Laboratories Ltd.	18,779	756,504

Aurobindo Pharma Ltd.	351,329	2,205,112

Caplin Point Laboratories Ltd.	22,318	204,220

Cipla Ltd.	263,615	3,612,944

Dr. Reddy’s Laboratories Ltd.	57,701	3,075,235

Eris Lifesciences Ltd.(a)	12,531	109,512

FDC Ltd.*	518	1,680

Gland Pharma Ltd.*(a)	24,933	641,429

GlaxoSmithKline Pharmaceuticals Ltd.	28,406	497,368

Glenmark Pharmaceuticals Ltd.	112,061	535,364

Granules India Ltd.	165,563	702,843

Hikal Ltd.	39,888	164,722

Indoco Remedies Ltd.	3,856	15,542

IOL Chemicals and Pharmaceuticals Ltd.	835	3,599

Ipca Laboratories Ltd.	53,846	605,634

JB Chemicals & Pharmaceuticals Ltd.	13,676	322,739

Jubilant Pharmova Ltd.	9,724	40,157

Laurus Labs Ltd.(a)	59,328	374,122

Marksans Pharma Ltd.	4,282	2,453

Morepen Laboratories Ltd.*	343,579	100,728

Natco Pharma Ltd.	28,549	212,596

Neuland Laboratories Ltd.	10,156	170,203

Piramal Pharma Ltd.*†	2,916	7,854

Sequent Scientific Ltd.*	175,167	222,750

Shilpa Medicare Ltd.	75	357

Sun Pharmaceutical Industries Ltd.	379,513	4,425,562

Supriya Lifescience Ltd.	34,520	127,321

Suven Pharmaceuticals Ltd.	113,741	630,494

Torrent Pharmaceuticals Ltd.	38,764	743,271

Zydus Lifesciences Ltd.	453,020	2,154,527

Total Pharmaceuticals		23,069,235

Professional Services – 0.1%

L&T Technology Services Ltd.(a)	14,524	641,224

Real Estate Management & Development – 0.4%

DLF Ltd.	9,339	40,948

Godrej Properties Ltd.*	15,549	228,195

Macrotech Developers Ltd.*	5,638	64,051

Oberoi Realty Ltd.	93,100	1,050,349

Phoenix Mills Ltd.	25,738	442,649

Prestige Estates Projects Ltd.	124,679	689,364

Sobha Ltd.	44,603	354,050

Total Real Estate Management & Development		2,869,606

Road & Rail – 0.0%

Container Corp. of India Ltd.	28,863	252,490

Semiconductors & Semiconductor Equipment – 0.0%

Borosil Renewables Ltd.*	2,104	15,060

Software – 0.7%

Birlasoft Ltd.	157,358	546,344

Cyient Ltd.	71,063	692,624

Intellect Design Arena Ltd.	57,402	365,081

KPIT Technologies Ltd.	9,300	75,439

Newgen Software Technologies Ltd.	33,445	146,605

Oracle Financial Services Software Ltd.	26,809	982,872

Route Mobile Ltd.	15,543	261,208

Tanla Platforms Ltd.	49,474	478,677

Tata Elxsi Ltd.	10,906	1,147,083

Total Software		4,695,933

Textiles, Apparel & Luxury Goods – 1.0%

Arvind Ltd.*	218,455	255,912

Dollar Industries Ltd.	9,968	61,149

Filatex India Ltd.	59,680	73,911

Gokaldas Exports Ltd.*	21,591	92,387

Indo Count Industries Ltd.	294	492

Kalyan Jewellers India Ltd.*	17,943	21,240

KPR Mill Ltd.	6,752	44,487

LUX Industries Ltd.	21,382	460,908

Page Industries Ltd.	586	364,965

Rajesh Exports Ltd.	116,057	825,725

Raymond Ltd.	8,636	108,970

Relaxo Footwears Ltd.	16,939	209,647

Rupa & Co. Ltd.	54	214

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2022

Investments	Shares	Value

Siyaram Silk Mills Ltd.	21,024	$112,846

Titan Co. Ltd.	76,265	2,443,958

Trident Ltd.	534,665	239,561

Vaibhav Global Ltd.	37	160

Vardhman Textiles Ltd.	275,184	1,141,311

Welspun India Ltd.	567,248	513,548

Total Textiles, Apparel & Luxury Goods		6,971,391

Tobacco – 1.3%

Godfrey Phillips India Ltd.	8,778	123,861

ITC Ltd.	2,230,353	9,107,706

Total Tobacco		9,231,567

Trading Companies & Distributors – 0.4%

Adani Enterprises Ltd.	58,928	2,503,224

Transportation Infrastructure – 0.8%

Adani Ports & Special Economic Zone Ltd.	527,476	5,321,039

Wireless Telecommunication Services – 0.5%

Bharti Airtel Ltd.	342,198	3,364,720
TOTAL COMMON STOCKS (Cost: $448,463,164)		703,504,855

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24*

(Cost: $11,593)	843,639 INR	10,108
	Shares	Value

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree India ex-State-Owned Enterprises Fund(c)

(Cost: $26,901)	1,100	34,373

TOTAL INVESTMENTS IN SECURITIES – 102.5% (Cost: $448,501,658)		703,549,336

Other Assets less Liabilities – (2.5)%		(16,834,725)

NET ASSETS – 100.0%		$686,714,611
*	Non-income producing security.

‡	Share amount represents a fractional share.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $76,021, which represents 0.01% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At September 30, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India Yes Bank Ltd.	3,906,791	9/21/15 – 3/13/20	$3,947,791	$751,571	0.1%

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree India ex-State-Owned Enterprises Fund	$38,156	$—	$—	$—	$(3,783)	$34,373	$682

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Industrial Conglomerates	$2,284,805	$—	$68,167	*	$2,352,972
Pharmaceuticals	23,061,381	—	7,854	*	23,069,235
Other	678,082,648	—	—		678,082,648
Corporate Bonds	—	10,108	—		10,108
Exchange-Traded Fund	34,373	—	—		34,373
Total Investments in Securities	$703,463,207	$10,108	$76,021		$703,549,336
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 102.4%

India – 102.4%

Airlines – 0.2%

InterGlobe Aviation Ltd.*(a)	617	$14,071

Auto Components – 1.6%

Balkrishna Industries Ltd.	613	14,194

Bharat Forge Ltd.	1,914	16,364

Bosch Ltd.	73	14,191

Exide Industries Ltd.	2,632	5,078

Motherson Sumi Wiring India Ltd.	9,224	9,921

Samvardhana Motherson International Ltd.	9,224	12,359

Sundram Fasteners Ltd.	524	5,855

Tube Investments of India Ltd.	689	23,243

Total Auto Components		101,205

Automobiles – 6.0%

Bajaj Auto Ltd.	560	24,284

Eicher Motors Ltd.	914	41,251

Hero MotoCorp Ltd.	891	27,920

Mahindra & Mahindra Ltd.	6,827	106,427

Maruti Suzuki India Ltd.	926	100,489

Tata Motors Ltd.*	11,789	58,633

Tata Motors Ltd., Class A*	926	2,227

TVS Motor Co. Ltd.	1,352	17,155

Total Automobiles		378,386

Banks – 13.9%

AU Small Finance Bank Ltd.(a)	2,210	16,821

Axis Bank Ltd.	16,770	151,144

Bandhan Bank Ltd.*(a)	3,885	12,732

Federal Bank Ltd.	12,012	17,534

ICICI Bank Ltd.	38,858	411,740

IDFC First Bank Ltd.*	24,010	14,713

IndusInd Bank Ltd.	4,149	60,446

Kotak Mahindra Bank Ltd.	8,382	187,441

RBL Bank Ltd.*(a)	3,124	4,368

Yes Bank Ltd.*(b)	3,819	735

Total Banks		877,674

Beverages – 0.9%

United Breweries Ltd.	500	10,491

United Spirits Ltd.*	2,323	24,052

Varun Beverages Ltd.	1,797	23,066

Total Beverages		57,609

Biotechnology – 0.2%

Biocon Ltd.	2,850	10,193

Building Products – 0.4%

Astral Ltd.	721	19,786

Kajaria Ceramics Ltd.	552	8,145

Total Building Products		27,931

Capital Markets – 0.2%

HDFC Asset Management Co. Ltd.(a)	448	10,406

Indian Energy Exchange Ltd.(a)	2,818	4,921

Total Capital Markets		15,327

Chemicals – 5.0%

Aarti Industries Ltd.	1,366	12,510

Asian Paints Ltd.	3,369	138,421

Atul Ltd.	127	14,088

Berger Paints India Ltd.	2,080	15,776

Carborundum Universal Ltd.	705	7,768

Coromandel International Ltd.	1,015	12,404

Deepak Nitrite Ltd.	411	10,286

Kansai Nerolac Paints Ltd.	1,147	6,904

Navin Fluorine International Ltd.	279	15,402

PI Industries Ltd.	602	22,188

SRF Ltd.	1,040	32,004

Supreme Industries Ltd.	536	14,056

Tata Chemicals Ltd.	1,021	13,865

Total Chemicals		315,672

Construction & Engineering – 0.3%

GMR Power and Urban Infra Ltd.*	1,444	482

Voltas Ltd.	1,792	19,967

Total Construction & Engineering		20,449

Construction Materials – 3.5%

ACC Ltd.	564	16,747

Ambuja Cements Ltd.	5,193	32,913

Dalmia Bharat Ltd.	620	12,179

Grasim Industries Ltd.	3,140	64,646

JK Cement Ltd.	210	6,778

Ramco Cements Ltd.	938	8,700

Shree Cement Ltd.	63	16,288

UltraTech Cement Ltd.	831	63,896

Total Construction Materials		222,147

Consumer Finance – 4.2%

Bajaj Finance Ltd.	1,991	179,536

Cholamandalam Investment and Finance Co. Ltd.	3,079	27,713

Mahindra & Mahindra Financial Services Ltd.	4,866	11,081

Manappuram Finance Ltd.	3,397	4,069

Muthoot Finance Ltd.	840	10,739

Shriram Transport Finance Co. Ltd.	1,368	20,138

Sundaram Finance Ltd.	523	14,542

Total Consumer Finance		267,818

Diversified Financial Services – 7.5%

Bajaj Finserv Ltd.	2,810	57,973

Bajaj Holdings & Investment Ltd.	222	17,440

Housing Development Finance Corp. Ltd.	13,805	388,222

Piramal Enterprises Ltd.	903	9,593

Total Diversified Financial Services		473,228

Diversified Telecommunication Services – 0.3%

Indus Towers Ltd.	6,765	16,420

Electric Utilities – 1.4%

Adani Transmission Ltd.*	1,909	77,199

Torrent Power Ltd.	1,332	7,972

Total Electric Utilities		85,171

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited) (continued)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2022

Investments	Shares	Value

Electrical Equipment – 1.1%

ABB India Ltd.	411	$15,603

CG Power & Industrial Solutions Ltd.*	4,640	13,444

Havells India Ltd.	1,889	31,314

Polycab India Ltd.	256	8,058

Total Electrical Equipment		68,419

Entertainment – 0.1%

PVR Ltd.*	292	6,420

Food & Staples Retailing – 0.9%

Avenue Supermarts Ltd.*(a)	1,072	57,803

Food Products – 2.8%

Britannia Industries Ltd.	823	38,879

Hatsun Agro Product Ltd.	427	5,502

Marico Ltd.	4,186	27,676

Nestle India Ltd.	249	58,598

Tata Consumer Products Ltd.	4,570	45,101

Total Food Products		175,756

Gas Utilities – 1.5%

Adani Total Gas Ltd.	2,131	87,487

Gujarat Gas Ltd.	1,423	8,803

Total Gas Utilities		96,290

Health Care Providers & Services – 1.3%

Apollo Hospitals Enterprise Ltd.	763	41,112

Dr. Lal PathLabs Ltd.(a)	282	8,731

Fortis Healthcare Ltd.*	4,282	13,906

Max Healthcare Institute Ltd.*	3,662	18,362

Total Health Care Providers & Services		82,111

Hotels, Restaurants & Leisure – 0.6%

Indian Hotels Co. Ltd.	4,531	18,474

Jubilant Foodworks Ltd.	2,880	22,045

Total Hotels, Restaurants & Leisure		40,519

Household Durables – 0.4%

Crompton Greaves Consumer Electricals Ltd.	3,637	18,415

Dixon Technologies India Ltd.	168	9,028

Total Household Durables		27,443

Independent Power & Renewable Electricity Producers – 1.2%

Adani Green Energy Ltd.*	2,778	77,202

Industrial Conglomerates – 0.4%

Siemens Ltd.	724	24,659

Insurance – 1.7%

HDFC Life Insurance Co. Ltd.(a)	7,393	48,206

ICICI Lombard General Insurance Co. Ltd.(a)	1,702	24,084

ICICI Prudential Life Insurance Co. Ltd.(a)	2,971	19,208

Max Financial Services Ltd.*	1,643	15,402

Total Insurance		106,900

Interactive Media & Services – 0.4%

Info Edge India Ltd.	570	27,050

IT Services – 11.6%

Coforge Ltd.	192	7,935

Happiest Minds Technologies Ltd.	453	5,535

HCL Technologies Ltd.	8,541	97,886

Infosys Ltd.	27,705	481,365

Mphasis Ltd.	660	16,937

Persistent Systems Ltd.	356	14,184

Tech Mahindra Ltd.	4,599	57,019

Wipro Ltd.	10,997	53,294

Total IT Services		734,155

Life Sciences Tools & Services – 0.7%

Divi’s Laboratories Ltd.	920	41,902

Machinery – 0.7%

Ashok Leyland Ltd.	11,295	21,194

Cummins India Ltd.	1,073	15,773

Escorts Kubota Ltd.	327	8,553

Total Machinery		45,520

Media – 0.4%

Zee Entertainment Enterprises Ltd.	7,372	23,393

Metals & Mining – 3.0%

APL Apollo Tubes Ltd.	958	12,224

Jindal Steel & Power Ltd.	2,866	15,099

JSW Steel Ltd.	7,487	58,133

Tata Steel Ltd.	58,150	70,980

Vedanta Ltd.	9,249	30,703

Total Metals & Mining		187,139

Oil, Gas & Consumable Fuels – 10.3%

Reliance Industries Ltd.	22,209	649,129

Personal Products – 5.0%

Colgate-Palmolive India Ltd.	1,177	23,574

Dabur India Ltd.	3,908	27,524

Emami Ltd.	1,401	8,685

Godrej Consumer Products Ltd.*	2,666	29,837

Hindustan Unilever Ltd.	6,869	227,678

Total Personal Products		317,298

Pharmaceuticals – 5.3%

Alkem Laboratories Ltd.	306	12,327

Aurobindo Pharma Ltd.	1,701	10,676

Cipla Ltd.	3,989	54,671

Dr. Reddy’s Laboratories Ltd.	956	50,951

Gland Pharma Ltd.*(a)	384	9,879

Glenmark Pharmaceuticals Ltd.	1,172	5,599

Ipca Laboratories Ltd.	1,032	11,608

Laurus Labs Ltd.(a)	2,989	18,849

Lupin Ltd.	1,650	13,789

Natco Pharma Ltd.	531	3,954

Pfizer Ltd.	154	8,074

Piramal Pharma Ltd.*†	3,612	9,729

Sun Pharmaceutical Industries Ltd.	8,380	97,721

Torrent Pharmaceuticals Ltd.	816	15,646

Zydus Lifesciences Ltd.	2,123	10,097

Total Pharmaceuticals		333,570

Real Estate Management & Development – 0.9%

DLF Ltd.	5,218	22,879

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree India ex-State-Owned Enterprises Fund (IXSE)

September 30, 2022

Investments	Shares	Value

Godrej Properties Ltd.*	936	$13,737

Oberoi Realty Ltd.	793	8,946

Phoenix Mills Ltd.	599	10,302

Total Real Estate Management & Development		55,864

Software – 0.6%

Cyient Ltd.	566	5,517

Oracle Financial Services Software Ltd.	184	6,746

Tata Elxsi Ltd.	243	25,558

Total Software		37,821

Specialty Retail – 0.4%

Trent Ltd.	1,436	25,066

Textiles, Apparel & Luxury Goods – 2.2%

Bata India Ltd.	538	12,046

Page Industries Ltd.	44	27,404

Rajesh Exports Ltd.	720	5,123

Relaxo Footwears Ltd.	271	3,354

Titan Co. Ltd.	2,833	90,785

Total Textiles, Apparel & Luxury Goods		138,712

Thrifts & Mortgage Finance – 0.2%

Aavas Financiers Ltd.*	269	7,413

Indiabulls Housing Finance Ltd.*	1,689	2,465

Total Thrifts & Mortgage Finance		9,878

Trading Companies & Distributors – 0.1%

IndiaMart InterMesh Ltd.(a)	90	4,932

Transportation Infrastructure – 0.1%

GMR Infrastructure Ltd.*	14,443	6,311

Wireless Telecommunication Services – 2.9%

Bharti Airtel Ltd.	17,923	176,231

Vodafone Idea Ltd.*	71,639	7,749

Total Wireless Telecommunication Services		183,980
TOTAL COMMON STOCKS (Cost: $5,358,208)		6,468,543

	Principal Amount

CORPORATE BONDS – 0.0%

India – 0.0%

Britannia Industries Ltd. 5.50%, 6/3/24*

(Cost: $328)	23,867 INR	286

TOTAL INVESTMENTS IN SECURITIES – 102.4% (Cost: $5,358,536)		6,468,829

Other Assets less Liabilities – (2.4)%		(153,502)

NET ASSETS – 100.0%		$6,315,327
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $9,729, which represents 0.15% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security, or a portion thereof, is restricted from resale (see Note 2 – Restricted Securities). In accordance with a reconstruction scheme notified by the government of India applicable to Yes Bank Ltd., effective March 16, 2020, 75% of all shares of Yes Bank Ltd. held by then-existing shareholders are subject to a three-year lock-in period and are unable to be sold. At September 30, 2022, the value of the restricted portion of this security is as follows:

Investment	Restricted Shares	Acquisition Date	Acquisition Cost	Value	Value as a Percentage of Net Assets
India Yes Bank Ltd.	3,819	4/2/19 – 10/18/19	$11,551	$735	0.0%

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Pharmaceuticals	$323,841	$—	$9,729	*	$333,570
Other	6,134,973	—	—		6,134,973
Corporate Bonds	—	286	—		286
Total Investments in Securities	$6,458,814	$286	$9,729		$6,468,829
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 6.5%

BWP Trust	69,947	$166,398

Dexus	109,725	544,628

Goodman Group(a)	98,313	997,459

NEXTDC Ltd.*(a)	47,790	271,009

Total Australia		1,979,494

Belgium – 1.5%

Warehouses De Pauw CVA	18,507	455,435

Canada – 2.6%

Allied Properties Real Estate Investment Trust	12,404	246,988

Dream Industrial Real Estate Investment Trust	35,935	280,617

Summit Industrial Income REIT	22,317	277,897

Total Canada		805,502

China – 6.7%

China Aoyuan Group Ltd.*†(a)	234,000	26,381

China Tower Corp. Ltd., Class H(b)	18,800,000	2,011,746

Total China		2,038,127

Japan – 5.0%

Advance Logistics Investment Corp.(a)	60	62,261

GLP J-REIT(a)	503	556,360

LaSalle Logiport REIT	253	282,985

Nippon Prologis REIT, Inc.	228	498,546

Tokyu REIT, Inc.	94	128,000

Total Japan		1,528,152

Singapore – 6.7%

CapLand Ascendas REIT	319,336	598,658

Digital Core REIT Management Pte Ltd.(a)	72,100	50,470

ESR-LOGOS REIT	689,500	170,585

Frasers Logistics & Commercial Trust	334,700	286,906

Keppel REIT	217,200	149,856

Mapletree Industrial Trust	255,509	423,800

Mapletree Logistics Trust(a)	331,758	360,682

Total Singapore		2,040,957

Spain – 2.6%

Cellnex Telecom SA(b)	26,101	812,865

Sweden – 0.9%

Fabege AB(a)	39,929	273,089

Tanzania – 0.3%

Helios Towers PLC*(a)	67,017	84,462

United Kingdom – 3.1%

Segro PLC	50,523	424,683

Tritax Big Box REIT PLC	242,630	367,811

Tritax EuroBox PLC(b)	82,141	58,042

Workspace Group PLC	19,078	84,889

Total United Kingdom		935,425

United States – 63.6%

Airbnb, Inc., Class A*	9,914	1,041,367

Alexandria Real Estate Equities, Inc.	9,508	1,332,926

American Tower Corp.	5,021	1,078,009

Americold Realty Trust, Inc.	38,220	940,212

Corporate Office Properties Trust	14,691	341,272

Cousins Properties, Inc.	21,530	502,725

Crown Castle International Corp.	7,594	1,097,713

Digital Realty Trust, Inc.	10,343	1,025,819

DigitalBridge Group, Inc.(a)	16,481	206,177

Douglas Emmett, Inc.	23,971	429,800

Duke Realty Corp.	25,345	1,221,629

EastGroup Properties, Inc.	4,439	640,725

Equinix, Inc.	2,013	1,145,075

Hudson Pacific Properties, Inc.	17,346	189,939

Iron Mountain, Inc.	36,890	1,622,053

JBG SMITH Properties	11,816	219,541

Kilroy Realty Corp.	14,893	627,144

LXP Industrial Trust	28,266	258,917

Prologis, Inc.	10,407	1,057,351

Radius Global Infrastructure, Inc., Class A*	9,466	89,170

Rexford Industrial Realty, Inc.	24,392	1,268,384

SBA Communications Corp.	6,220	1,770,523

Switch, Inc., Class A	22,835	769,311

Terreno Realty Corp.	10,615	562,489

Total United States		19,438,271
TOTAL COMMON STOCKS (Cost: $40,540,984)		30,391,779

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%

United States – 4.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $1,304,477)	1,304,477	1,304,477

TOTAL INVESTMENTS IN SECURITIES – 103.8% (Cost: $41,845,461)		31,696,256

Other Assets less Liabilities – (3.8)%		(1,156,634)

NET ASSETS – 100.0%		$30,539,622
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $26,381, which represents 0.09% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,497,587 and the total market value of the collateral held by the Fund was $2,661,605. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,357,128.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2022	2,995	GBP	3,314	USD	$29	$—
Canadian Imperial Bank of Commerce	10/3/2022	486,978	JPY	3,373	USD	—	(9)
Deutsche Bank AG	10/3/2022	35,836	SEK	3,203	USD	27	—
Morgan Stanley & Co. International	10/3/2022	4,322	SGD	3,015	USD	—	(2)
Standard Chartered Bank	10/4/2022	4,277	CAD	3,119	USD	—	(7)
						$56	$(18)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$2,011,746	$—	$26,381	*	$2,038,127
Other	28,353,652	—	—		28,353,652
Investment of Cash Collateral for Securities Loaned	—	1,304,477	—		1,304,477
Total Investments in Securities	$30,365,398	$1,304,477	$26,381		$31,696,256
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$56	$—		$56
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(18)	$—		$(18)
Total – Net	$30,365,398	$1,304,515	$26,381		$31,696,294

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	87

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2022

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
ASSETS:

Investments, at cost	$1,226,707,320	$2,820,472,963	$1,919,267,837	$2,256,545	$76,375,847

Foreign currency, at cost	1,207,379	2,920,645	486,406	946	—

Investments in securities, at value[1,2] (Note 2)	765,870,892	2,154,086,655	1,593,771,057	1,970,732	66,249,730

Cash	262,276	—	1,467,586	1,606	—

Foreign currency, at value	769,859	3,234,859	483,814	863	—

Unrealized appreciation on foreign currency contracts	1	—	4,468	27,742	11

Receivables:

Investment securities sold[3]	1,003,008	—	21,790,612	—	15,973

Capital shares sold	—	77,902	32,987	—	—

Dividends	444,378	5,578,982	12,802,208	8,774	240,199

Securities lending income	28,211	120,827	154,988	15	2,196

Interest	—	684	—	166	34

Foreign tax reclaims	—	44,346	66,003	265	1,263
Total Assets	768,378,625	2,163,144,255	1,630,573,723	2,010,163	66,509,406
LIABILITIES:

Due to custodian	—	2,798,634	—	—	2,618

Foreign currency due to custodian, at value	—	—	—	—	2,340

Unrealized depreciation on foreign currency contracts	10	1,260	21,369	6,057	—

Payables:

Cash collateral received for securities loaned (Note 2)	9,176,539	19,740,558	28,456,502	29,817	970,995

Investment securities purchased	—	454,309	11,450	16,742	—

Capital shares redeemed	1,586,160	—	22,721,255	—	—

Advisory fees (Note 3)	220,853	618,117	908,984	827	18,269

Service fees (Note 2)	3,037	8,499	6,349	8	250

Foreign capital gains tax	—	8,238,011	—	31	341,061
Total Liabilities	10,986,599	31,859,388	52,125,909	53,482	1,335,533
NET ASSETS	$757,392,026	$2,131,284,867	$1,578,447,814	$1,956,681	$65,173,873
NET ASSETS:

Paid-in capital	$1,399,583,867	$3,173,419,868	$3,418,403,654	$3,392,708	$95,757,741

Total distributable earnings (loss)	(642,191,841)	(1,042,135,001)	(1,839,955,840)	(1,436,027)	(30,583,868)
NET ASSETS	$757,392,026	$2,131,284,867	$1,578,447,814	$1,956,681	$65,173,873
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	23,875,000	85,600,000	48,000,000	100,000	3,400,000
Net asset value per share	$31.72	$24.90	$32.88	$19.57	$19.17
[1] Includes market value of securities out on loan of:	$25,800,703	$102,016,376	$91,918,276	$27,889	$1,539,808
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$17,882	$41,141	—	—

See Notes to Financial Statements.

88	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2022

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund	WisdomTree India Earnings Fund (consolidated)
ASSETS:

Investments, at cost	$2,469,767,424	$550,924,665	$103,777,171	$14,675,790	$448,474,757

Investment in affiliates, at cost (Note 3)	3,077,466	—	507,747	—	26,901

Foreign currency, at cost	9,732,488	146,478	33,560	643	1,583,234

Investments in securities, at value[1,2] (Note 2)	2,172,256,315	411,871,274	94,792,017	9,271,603	703,514,963

Investment in affiliates, at value (Note 3)	2,726,729	—	495,569	—	34,373

Cash	—	161,136	92,326	15,398	201,564

Foreign currency, at value	9,619,313	144,017	33,211	618	1,556,360

Receivables:

Investment securities sold	878,833	—	312,991	—	—

Capital shares sold	11,958,401	—	—	—	—

Dividends	13,733,801	998,597	327,034	—	674,757

Securities lending income	622,293	18,950	2,721	570	—

Interest	—	—	—	—	177

Foreign tax reclaims	62,787	835,399	53,245	—	—
Total Assets	2,211,858,472	414,029,373	96,109,114	9,288,189	705,982,194
LIABILITIES:

Due to custodian	6,781,893	—	—	—	—

Foreign currency due to custodian, at value	—	—	—	—	—

Unrealized depreciation on foreign currency contracts	1,365	—	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	52,287,848	39,046,000	5,165,421	135,368	—

Investment securities purchased	11,713,874	—	390,974	—	—

Advisory fees (Note 3)	1,094,359	140,064	46,807	1,654	491,148

Service fees (Note 2)	8,341	1,469	354	36	2,604

Foreign capital gains tax	1,303,871	61,551	2,936	—	18,773,831
Total Liabilities	73,191,551	39,249,084	5,606,492	137,058	19,267,583
NET ASSETS	$2,138,666,921	$374,780,289	$90,502,622	$9,151,131	$686,714,611
NET ASSETS:

Paid-in capital	$2,889,694,717	$525,597,018	$117,797,538	$16,536,738	$488,092,843

Total distributable earnings (loss)	(751,027,796)	(150,816,729)	(27,294,916)	(7,385,607)	198,621,768
NET ASSETS	$2,138,666,921	$374,780,289	$90,502,622	$9,151,131	$686,714,611
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	53,400,000	13,500,000	2,200,000	365,000	22,200,000
Net asset value per share	$40.05	$27.76	$41.14	$25.07	$30.93
[1] Includes market value of securities out on loan of:	$278,197,787	$45,730,219	$6,500,044	$429,518	—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	89

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2022

	WisdomTree India ex-State-Owned Enterprises Fund	WisdomTree New Economy Real Estate Fund
ASSETS:

Investments, at cost	$5,358,536	$41,845,461

Foreign currency, at cost	1,058	4,000
Investments in securities, at value[1,2] (Note 2)	6,468,829	31,696,256

Cash	5,250	66,236

Foreign currency, at value	1,040	3,917

Unrealized appreciation on foreign currency contracts	—	56

Receivables:

Dividends	603	94,112

Securities lending income	—	632

Interest	432	—

Foreign tax reclaims	—	41,496
Total Assets	6,476,154	31,902,705
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	18

Payables:

Cash collateral received for securities loaned (Note 2)	—	1,304,477

Investment securities purchased	—	41,427

Advisory fees (Note 3)	3,126	17,032

Service fees (Note 2)	24	129

Foreign capital gains tax	157,677	—
Total Liabilities	160,827	1,363,083
NET ASSETS	$6,315,327	$30,539,622
NET ASSETS:

Paid-in capital	$5,635,572	$84,160,622

Total distributable earnings (loss)	679,755	(53,621,000)
NET ASSETS	$6,315,327	$30,539,622
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	1,950,000
Net asset value per share	$31.58	$15.66
[1] Includes market value of securities out on loan of:	—	$2,497,587
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

90	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2022

	WisdomTree China ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	WisdomTree Emerging Markets High Dividend Fund	WisdomTree Emerging Markets Multifactor Fund	WisdomTree Emerging Markets Quality Dividend Growth Fund
INVESTMENT INCOME:

Dividends	$9,360,678	$45,524,605	$132,036,767	$86,346	$2,242,941

Dividends from affiliates (Note 3)	—	—	22,665	—	—

Interest	—	1,402	—	185	61

Non-cash dividends	—	325,145	350,147	105	—

Securities lending income, net (Note 2)	215,406	888,734	763,580	68	12,737

Less: Foreign withholding taxes on dividends	(554,176)	(6,609,783)	(12,839,037)	(10,096)	(242,161)
Total investment income	9,021,908	40,130,103	120,334,122	76,608	2,013,578
EXPENSES:

Advisory fees (Note 3)	1,352,820	4,282,174	5,934,798	5,244	119,147

Service fees (Note 2)	18,601	58,880	41,449	48	1,638
Total expenses	1,371,421	4,341,054	5,976,247	5,292	120,785
Expense waivers (Note 3)	—	—	(1,636)	—	—
Net expenses	1,371,421	4,341,054	5,974,611	5,292	120,785
Net investment income	7,650,487	35,789,049	114,359,511	71,316	1,892,793
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(34,712,885)	(104,075,212)	(48,019,988)	(160,375)	(1,122,820)

Investment transactions in affiliates (Note 3)	—	—	(158,512)	—	—

In-kind redemptions	460,401	9,179,160	1,124,949	—	214,052

Foreign currency contracts	790,772	4,449	(706,572)	90,506	16,219

Foreign currency related transactions	(323,461)	(1,590,364)	(1,689,781)	1,498	(70,812)
Net realized loss	(33,785,173)	(96,481,967)	(49,449,904)	(68,371)	(963,361)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(184,400,340)	(650,953,367)	(492,648,663)	(385,540)	(21,480,990)

Investment transactions in affiliates (Note 3)	—	—	(26,477)	—	—

Foreign currency contracts	661	(1,260)	(16,901)	24,262	11

Translation of assets and liabilities denominated in foreign currencies	(448,058)	259,733	(320,980)	(231)	(4,697)
Net decrease in unrealized appreciation/depreciation	(184,847,737)	(650,694,894)	(493,013,021)	(361,509)	(21,485,676)
Net realized and unrealized loss on investments	(218,632,910)	(747,176,861)	(542,462,925)	(429,880)	(22,449,037)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(210,982,423)	$(711,387,812)	$(428,103,414)	$(358,564)	$(20,556,244)
[1] Net of foreign capital gains tax of:	—	$2,551,067	—	$553	$37,000
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	$(3,256,579)	$(272,905)	$(3,209)	$(171,064)

See Notes to Financial Statements.

WisdomTree Trust	91

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2022

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Global ex-U.S. Quality Dividend Growth Fund	WisdomTree Global High Dividend Fund	WisdomTree Growth Leaders Fund	WisdomTree India Earnings Fund (consolidated)
INVESTMENT INCOME:

Dividends	$101,936,852	$12,605,275	$2,371,937	$15,407	$10,856,413

Dividends from affiliates (Note 3)	1,538,350	166,240	14,003	—	682

Interest	59	—	—	—	307

Non-cash dividends	1,424,920	3,981,438	121,696	—	—

Securities lending income, net (Note 2)	4,075,458	152,700	12,000	4,341	—

Less: Foreign withholding taxes on dividends	(13,968,828)	(1,219,568)	(126,305)	—	(2,321,767)
Total investment income	95,006,811	15,686,085	2,393,331	19,748	8,535,635
EXPENSES:

Advisory fees (Note 3)	6,942,750	982,143	245,718	11,221	3,140,342

Service fees (Note 2)	52,668	10,289	1,864	247	16,648

Interest expense (Note 8)	—	—	—	—	122,039
Total expenses	6,995,418	992,432	247,582	11,468	3,279,029
Expense waivers (Note 3)	(16,639)	(853)	—	—	(69)
Net expenses	6,978,779	991,579	247,582	11,468	3,278,960
Net investment income	88,028,032	14,694,506	2,145,749	8,280	5,256,675
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(26,838,005)	(5,260,810)	(393,134)	(1,471,944)	55,345,580

Investment transactions in affiliates (Note 3)	(5,210,396)	(727,962)	(84,601)	—	—

In-kind redemptions	—	4,760,261	—	(315,975)	—

Foreign currency contracts	(802,204)	(34,743)	(27,741)	(5,019)	(145,601)

Foreign currency related transactions	(1,134,488)	(252,214)	(16,825)	4,687	(775,901)
Net realized gain (loss)	(33,985,093)	(1,515,468)	(522,301)	(1,788,251)	54,424,078
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(632,300,266)	(167,836,039)	(17,143,918)	(3,066,687)	(146,024,084)

Investment transactions in affiliates (Note 3)	(652,236)	(13,234)	(12,465)	—	(3,783)

Foreign currency contracts	(1,365)	1,394	—	—	—

Translation of assets and liabilities denominated in foreign currencies	(626,394)	(105,015)	(6,657)	(92)	(56,837)
Net decrease in unrealized appreciation/depreciation	(633,580,261)	(167,952,894)	(17,163,040)	(3,066,779)	(146,084,704)
Net realized and unrealized loss on investments	(667,565,354)	(169,468,362)	(17,685,341)	(4,855,030)	(91,660,626)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(579,537,322)	$(154,773,856)	$(15,539,592)	$(4,846,750)	$(86,403,951)
[1] Net of foreign capital gains tax of:	—	$112,314	—	—	$6,421,330
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(305,768)	$(542,855)	$2,580	—	$(12,819,710)

See Notes to Financial Statements.

92	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2022

	WisdomTree India ex-State-Owned Enterprises Fund	WisdomTree New Economy Real Estate Fund
INVESTMENT INCOME:

Dividends	$54,231	$603,528

Interest	481	—

Non-cash dividends	—	10,230

Securities lending income, net (Note 2)	—	5,161

Less: Foreign withholding taxes on dividends	(12,388)	(23,105)
Total investment income	42,324	595,814
EXPENSES:

Advisory fees (Note 3)	18,836	124,202

Service fees (Note 2)	143	942
Total expenses	18,979	125,144
Net investment income	23,345	470,670
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(24,219)	(6,859,750)

In-kind redemptions	—	(392,250)

Foreign currency contracts	(393)	232,674

Foreign currency related transactions	(1,095)	(256,569)
Net realized loss	(25,707)	(7,275,895)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	(534,613)	(9,498,967)

Foreign currency contracts	—	(16)

Translation of assets and liabilities denominated in foreign currencies	(50)	(5,122)
Net decrease in unrealized appreciation/depreciation	(534,663)	(9,504,105)
Net realized and unrealized loss on investments	(560,370)	(16,780,000)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(537,025)	$(16,309,330)
[1] Net of foreign capital gains tax of:	$6,547	$807
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(19,078)	$(347)

See Notes to Financial Statements.

WisdomTree Trust	93

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree China ex-State-Owned Enterprises Fund		WisdomTree Emerging Markets ex-State- Owned Enterprises Fund		WisdomTree Emerging Markets High Dividend Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,650,487	$11,106,857	$35,789,049	$69,570,311	$114,359,511	$121,539,001

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(33,785,173)	(87,004,581)	(96,481,967)	(75,601,254)	(49,449,904)	160,658,095

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(184,847,737)	(383,920,005)	(650,694,894)	(719,116,750)	(493,013,021)	(183,094,360)

Net increase from payment by affiliate	—	—	—	83,629	—	—
Net increase (decrease) in net assets resulting from operations	(210,982,423)	(459,817,729)	(711,387,812)	(725,064,064)	(428,103,414)	99,102,736
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(7,628,500)	(10,485,930)	(52,252,500)	(62,418,244)	(110,853,000)	(121,113,777)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	148,750,629	529,146,692	16,749,145	219,724,718	60,582,187	273,134,390

Cost of shares redeemed	(8,027,784)	(138,255,251)	(441,689,616)	(832,312,478)	(63,023,370)	(47,979,758)
Net increase (decrease) in net assets resulting from capital share transactions	140,722,845	390,891,441	(424,940,471)	(612,587,760)	(2,441,183)	225,154,632
Net Increase (Decrease) in Net Assets	(77,888,078)	(79,412,218)	(1,188,580,783)	(1,400,070,068)	(541,397,597)	203,143,591
NET ASSETS:

Beginning of period	$835,280,104	$914,692,322	$3,319,865,650	$4,719,935,718	$2,119,845,411	$1,916,701,820

End of period	$757,392,026	$835,280,104	$2,131,284,867	$3,319,865,650	$1,578,447,814	$2,119,845,411
SHARES CREATED AD REDEEMED:

Shares outstanding, beginning of period	20,425,000	14,200,000	100,300,000	117,100,000	48,200,000	43,300,000

Shares created	3,675,000	8,875,000	500,000	5,300,000	1,600,000	6,000,000

Shares redeemed	(225,000)	(2,650,000)	(15,200,000)	(22,100,000)	(1,800,000)	(1,100,000)
Shares outstanding, end of period	23,875,000	20,425,000	85,600,000	100,300,000	48,000,000	48,200,000

See Notes to Financial Statements.

94	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets Multifactor Fund		WisdomTree Emerging Markets Quality Dividend Growth Fund		WisdomTree Emerging Markets SmallCap Dividend Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$71,316	$157,172	$1,892,793	$2,694,963	$88,028,032	$85,237,971

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(68,371)	411,928	(963,361)	1,538,462	(33,985,093)	135,477,592

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(361,509)	(668,717)	(21,485,676)	(12,236,312)	(633,580,261)	(23,627,110)
Net increase (decrease) in net assets resulting from operations	(358,564)	(99,617)	(20,556,244)	(8,002,887)	(579,537,322)	197,088,453
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(51,000)	(134,000)	(2,652,000)	(2,582,002)	(97,677,500)	(91,424,730)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	—	6,405,371	2,859,531	240,289,867	534,715,596

Cost of shares redeemed	—	(2,561,737)	(4,728,434)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	—	(2,561,737)	1,676,937	2,859,531	240,289,867	534,715,596
Net Increase (Decrease) in Net Assets	(409,564)	(2,795,354)	(21,531,307)	(7,725,358)	(436,924,955)	640,379,319
NET ASSETS:

Beginning of period	$2,366,245	$5,161,599	$86,705,180	$94,430,538	$2,575,591,876	$1,935,212,557

End of period	$1,956,681	$2,366,245	$65,173,873	$86,705,180	$2,138,666,921	$2,575,591,876
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	100,000	200,000	3,300,000	3,200,000	48,200,000	38,100,000

Shares created	—	—	300,000	100,000	5,200,000	10,100,000

Shares redeemed	—	(100,000)	(200,000)	—	—	—
Shares outstanding, end of period	100,000	100,000	3,400,000	3,300,000	53,400,000	48,200,000

See Notes to Financial Statements.

WisdomTree Trust	95

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Global ex-U.S. Quality Dividend Growth Fund		WisdomTree Global High Dividend Fund		WisdomTree Growth Leaders Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$14,694,506	$10,808,007	$2,145,749	$2,708,774	$8,280	$3,955

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,515,468)	31,560,593	(522,301)	6,299,464	(1,788,251)	189,499

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(167,952,894)	(29,687,264)	(17,163,040)	(1,056,457)	(3,066,779)	(3,284,795)
Net increase (decrease) in net assets resulting from operations	(154,773,856)	12,681,336	(15,539,592)	7,951,781	(4,846,750)	(3,091,341)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(14,628,000)	(9,420,001)	(2,083,000)	(2,682,732)	—	(5,287)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	31,697,338	258,196,116	39,235,882	19,674,154	—	5,203,072

Cost of shares redeemed	(54,753,979)	(49,348,920)	—	(21,694,612)	(1,358,592)	(1,160,393)
Net increase (decrease) in net assets resulting from capital share transactions	(23,056,641)	208,847,196	39,235,882	(2,020,458)	(1,358,592)	4,042,679
Net Increase (Decrease) in Net Assets	(192,458,497)	212,108,531	21,613,290	3,248,591	(6,205,342)	946,051
NET ASSETS:

Beginning of period	$567,238,786	$355,130,255	$68,889,332	$65,640,741	$15,356,473	$14,410,422

End of period	$374,780,289	$567,238,786	$90,502,622	$68,889,332	$9,151,131	$15,356,473
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	14,200,000	9,200,000 [1]	1,350,000	1,400,000	415,000	325,004

Shares created	1,000,000	6,200,000 [1]	850,000	400,000	—	115,000

Shares redeemed	(1,700,000)	(1,200,000)[1]	—	(450,000)	(50,000)	(25,004)
Shares outstanding, end of period	13,500,000	14,200,000 [1]	2,200,000	1,350,000	365,000	415,000
[1]	Shares were adjusted to reflect a 2:1 stock split effective June 9, 2021.

See Notes to Financial Statements.

96	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree India Earnings Fund (consolidated)		WisdomTree India ex-State-Owned Enterprises Fund		WisdomTree New Economy Real Estate Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$5,256,675	$9,762,244	$23,345	$6,395	$470,670	$2,675,619

Net realized gain (loss) on investments and foreign currency related transactions	54,424,078	92,498,238	(25,707)	(55,786)	(7,275,895)	521,832

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(146,084,704)	34,978,873	(534,663)	668,560	(9,504,105)	(6,993,362)

Net increase from payment by affiliate	—	3,791	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(86,403,951)	137,243,146	(537,025)	619,169	(16,309,330)	(3,795,911)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(40,595,106)	(12,894,200)	(124,000)	(1,470)	(420,750)	(3,737,023)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,486,293	82,707,196	—	1,809,189	—	1,325,684

Cost of shares redeemed	(86,614,038)	(101,040,011)	—	—	(7,580,615)	(2,653,067)
Net increase (decrease) in net assets resulting from capital share transactions	(80,127,745)	(18,332,815)	—	1,809,189	(7,580,615)	(1,327,383)
Net Increase (Decrease) in Net Assets	(207,126,802)	106,016,131	(661,025)	2,426,888	(24,310,695)	(8,860,317)
NET ASSETS:

Beginning of period	$893,841,413	$787,825,282	$6,976,352	$4,549,464	$54,850,317	$63,710,634

End of period	$686,714,611	$893,841,413	$6,315,327	$6,976,352	$30,539,622	$54,850,317
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	24,600,000	25,200,000	200,000	150,000	2,350,000	2,400,000

Shares created	200,000	2,200,000	—	50,000	—	50,000

Shares redeemed	(2,600,000)	(2,800,000)	—	—	(400,000)	(100,000)
Shares outstanding, end of period	22,200,000	24,600,000	200,000	200,000	1,950,000	2,350,000

See Notes to Financial Statements.

WisdomTree Trust	97

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree China ex-State- Owned Enterprises Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]
Net asset value, beginning of period	$40.89	$64.41	$38.44	$38.84	$43.62	$28.59
Investment operations:

Net investment income[2]	0.35	0.60	0.23	0.39	0.49	0.06

Net realized and unrealized gain (loss)	(9.18)	(23.54)	26.10	(0.39)	(4.82)	15.28
Total from investment operations	(8.83)	(22.94)	26.33	0.00 [3]	(4.33)	15.34
Dividends and distributions to shareholders:

Net investment income	(0.34)	(0.58)	(0.35)	(0.40)	(0.45)	(0.31)

Tax return of capital	—	—	(0.01)	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.34)	(0.58)	(0.36)	(0.40)	(0.45)	(0.31)
Net asset value, end of period	$31.72	$40.89	$64.41	$38.44	$38.84	$43.62

TOTAL RETURN[4]	(21.75)%	(35.81)%	68.71%	0.07%	(9.91)%	53.95%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$757,392	$835,280	$914,692	$188,351	$143,699	$215,928

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%[6]	0.32%[7]	0.32%[7]	0.33%[7,8]

Expenses, prior to expense waivers	0.32%[5]	0.32%	0.38%	0.63%	0.63%	0.63%

Net investment income	1.81%[5]	1.10%	0.37%	1.03%	1.31%	0.14%
Portfolio turnover rate[9]	5%	36%	20%	22%	35%	20%

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$33.10	$40.31	$24.40	$28.79	$31.99	$24.72
Investment operations:

Net investment income[2]	0.39	0.62	0.41	0.62	0.42	0.28

Net realized and unrealized gain (loss)	(7.99)	(7.28)	15.91	(4.38)	(3.20)	7.20

Net increase from payment by affiliate	—	0.00 [3]	0.00 [3]	—	0.00 [3]	—
Total from investment operations	(7.60)	(6.66)	16.32	(3.76)	(2.78)	7.48
Dividends to shareholders:

Net investment income	(0.60)	(0.55)	(0.41)	(0.63)	(0.42)	(0.21)
Net asset value, end of period	$24.90	$33.10	$40.31	$24.40	$28.79	$31.99

TOTAL RETURN[4]	(23.12)%	(16.70)%[10]	67.18%[11]	(13.36)%	(8.64)%[11]	30.30%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,131,285	$3,319,866	$4,719,936	$809,991	$305,184	$92,776

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%[6]	0.32%[7]	0.32%[7]	0.33%[7]

Expenses, prior to expense waivers	0.32%[5]	0.32%	0.37%	0.58%	0.58%	0.58%

Net investment income	2.67%[5]	1.62%	1.11%	2.14%	1.51%	0.92%
Portfolio turnover rate[9]	4%	18%	34%	19%	24%	68%
[1]	Shares were adjusted to reflect a 2:1 stock split effective October 16, 2020.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Annualized.

[6]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[7]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[8]	Effective July 1, 2015, the investment advisor contractually agreed to limit the advisory fee to 0.53% through July 31, 2017, unless earlier terminated by the Board of Trustees of the Trust.

[9]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[11]	Includes a reimbursement from the sub-advisor for an operational error that resulted in investment transaction losses. Excluding the reimbursement, total return would have been unchanged.

See Notes to Financial Statements.

98	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets High Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$43.98	$44.27	$32.45	$43.72	$47.35	$40.69
Investment operations:

Net investment income[1]	2.35	2.75	1.76	2.10	1.84	1.67

Net realized and unrealized gain (loss)	(11.18)	(0.30)	11.93	(11.25)	(3.57)	6.65
Total from investment operations	(8.83)	2.45	13.69	(9.15)	(1.73)	8.32
Dividends to shareholders:

Net investment income	(2.27)	(2.74)	(1.87)	(2.12)	(1.90)	(1.66)
Net asset value, end of period	$32.88	$43.98	$44.27	$32.45	$43.72	$47.35

TOTAL RETURN[2]	(20.21)%	5.65%	43.37%	(22.06)%	(3.51)%	20.98%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,578,448	$2,119,845	$1,916,702	$1,638,935	$2,173,006	$2,282,176

Ratios to average net assets[3] of:

Expenses[4]	0.63%[5]	0.64%[6]	0.63%	0.63%	0.63%	0.63%

Net investment income	12.14%[5]	6.16%	4.58%	4.91%	4.23%	3.81%
Portfolio turnover rate[7]	7%	53%	62%	41%	44%	41%

WisdomTree Emerging Markets Multifactor Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$23.66	$25.81	$17.75	$23.61	$24.68
Investment operations:

Net investment income[1]	0.71	1.01	0.56	0.73	0.29

Net realized and unrealized gain (loss)	(4.29)	(2.44)	7.90	(5.91)	(1.16)
Total from investment operations	(3.58)	(1.43)	8.46	(5.18)	(0.87)
Dividends to shareholders:

Net investment income	(0.51)	(0.72)	(0.40)	(0.68)	(0.20)
Net asset value, end of period	$19.57	$23.66	$25.81	$17.75	$23.61

TOTAL RETURN[2]	(15.19)%	(5.72)%	48.12%	(22.44)%	(3.52)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,957	$2,366	$5,162	$7,102	$18,886

Ratios to average net assets of:

Expenses	0.48%[5]	0.48%[3,4]	0.48%[3,4]	0.48%	0.48%[4,5]

Net investment income	6.53%[5]	3.91%[3]	2.51%[3]	3.24%	1.97%[5]
Portfolio turnover rate[7]	65%	115%	125%	166%	133%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.63%.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	99

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Quality Dividend Growth Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$26.27	$29.51	$19.43	$24.71	$26.94	$23.03
Investment operations:

Net investment income[1]	0.58	0.83	0.61	0.66	0.71	0.56

Net realized and unrealized gain (loss)	(6.87)	(3.28)	10.08	(5.32)	(2.30)	3.87
Total from investment operations	(6.29)	(2.45)	10.69	(4.66)	(1.59)	4.43
Dividends to shareholders:

Net investment income	(0.81)	(0.79)	(0.61)	(0.62)	(0.64)	(0.52)
Net asset value, end of period	$19.17	$26.27	$29.51	$19.43	$24.71	$26.94

TOTAL RETURN[2]	(24.20)%	(8.48)%	55.66%	(19.30)%	(5.79)%	19.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$65,174	$86,705	$94,431	$69,936	$69,189	$75,442

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[3]	0.32%	0.32%[4]	0.32%[5]	0.32%[5]	0.39%[5]

Expenses, prior to expense waivers	0.32%[3]	0.32%	0.42%	0.63%	0.63%	0.63%

Net investment income	5.08%[3]	2.89%	2.38%	2.74%	2.93%	2.17%
Portfolio turnover rate[6]	7%	42%	57%	55%	81%	62%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$53.44	$50.79	$32.98	$47.03	$53.47	$44.62
Investment operations:

Net investment income[1]	1.73	1.99	1.58	1.82	1.79	1.42

Net realized and unrealized gain (loss)	(13.22)	2.80	18.04	(14.02)	(6.35)	8.89
Total from investment operations	(11.49)	4.79	19.62	(12.20)	(4.56)	10.31
Dividends to shareholders:

Net investment income	(1.90)	(2.14)	(1.81)	(1.85)	(1.88)	(1.46)
Net asset value, end of period	$40.05	$53.44	$50.79	$32.98	$47.03	$53.47

TOTAL RETURN[2]	(21.71)%	9.48%	60.63%	(26.95)%	(8.40)%	23.55%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,138,667	$2,575,592	$1,935,213	$1,216,850	$1,424,969	$1,743,104

Ratios to average net assets[7] of:

Expenses[8]	0.58%[3]	0.61%[9,10]	0.63%	0.63%	0.63%	0.63%

Net investment income	7.35%[3]	3.75%	3.65%	4.05%	3.81%	2.88%
Portfolio turnover rate[6]	3%	45%	59%	47%	40%	48%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

The investment advisor had contractually agreed to limit the advisory fee to 0.32% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.32%.

[5]	Effective June 30, 2017, the investment advisor contractually agreed to limit the advisory fee to 0.32% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[9]	Prior to September 1, 2021, the Fund’s annual advisory fee rate was 0.63% and, thereafter, was reduced to 0.58% per annum.

[10]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.60%.

See Notes to Financial Statements.

100	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Global ex-U.S. Quality Dividend Growth Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]
Net asset value, beginning of period	$39.95	$38.60	$26.57	$27.80	$29.52	$25.02
Investment operations:

Net investment income[2]	1.06	1.01	0.80	0.80	0.58	0.62

Net realized and unrealized gain (loss)	(12.19)	1.15	11.94	(1.31)	(1.67)	4.40
Total from investment operations	(11.13)	2.16	12.74	(0.51)	(1.09)	5.02
Dividends to shareholders:

Net investment income	(1.06)	(0.81)	(0.71)	(0.72)	(0.63)	(0.52)
Net asset value, end of period	$27.76	$39.95	$38.60	$26.57	$27.80	$29.52

TOTAL RETURN[3]	(28.04)%	5.57%	48.25%	(2.01)%	(3.65)%	20.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$374,780	$567,239	$355,130	$95,661	$72,280	$70,841

Ratios to average net assets[4] of:

Expenses	0.42%[5]	0.54%[6,7,8]	0.58%	0.58%[6]	0.58%[6]	0.58%[6]

Net investment income	6.28%[5]	2.44%	2.29%	2.68%	2.11%	2.20%
Portfolio turnover rate[9]	6%	59%	56%	56%	60%	67%

WisdomTree Global High Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$51.03	$46.89	$34.33	$46.11	$46.38	$44.75
Investment operations:

Net investment income[2]	1.19	1.95	1.63	1.78	1.77	1.59

Net realized and unrealized gain (loss)	(9.97)	4.02	12.62	(11.79)	(0.18)	1.54
Total from investment operations	(8.78)	5.97	14.25	(10.01)	1.59	3.13
Dividends to shareholders:

Net investment income	(1.11)	(1.83)	(1.69)	(1.77)	(1.86)	(1.50)
Net asset value, end of period	$41.14	$51.03	$46.89	$34.33	$46.11	$46.38

TOTAL RETURN[3]	(17.34)%	12.96%	42.38%	(22.46)%	3.59%	7.02%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$90,503	$68,889	$65,641	$66,952	$92,227	$104,358

Ratios to average net assets[4] of:

Expenses[6]	0.58%[5]	0.58%[10]	0.58%	0.58%	0.58%	0.58%

Net investment income	5.06%[5]	3.98%	4.05%	3.88%	3.86%	3.41%
Portfolio turnover rate[9]	5%	39%	48%	32%	19%	21%
[1]	Per share amounts were adjusted to reflect a 2:1 stock split effective June 9, 2021.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[5]	Annualized.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]	Prior to January 1, 2022, the Fund’s annual advisory fee rate was 0.58% and, thereafter, was reduced to 0.42% per annum.

[8]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[9]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[10]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	101

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Growth Leaders Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021[1]	For the Period May 22, 2019* through March 31, 2020
Net asset value, beginning of period	$37.00	$44.34	$23.34	$24.80
Investment operations:

Net investment income[2]	0.02	0.01	0.03	0.06

Net realized and unrealized gain (loss)	(11.95)	(7.34)	21.02	(1.44)
Total from investment operations	(11.93)	(7.33)	21.05	(1.38)
Dividends to shareholders:

Net investment income	—	(0.01)	(0.05)	(0.08)
Net asset value, end of period	$25.07	$37.00	$44.34	$23.34

TOTAL RETURN[3]	(32.24)%	(16.53)%	90.18%	(5.61)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$9,151	$15,356	$14,410	$1,751

Ratios to average net assets of:

Expenses	0.20%[4]	0.20%	0.24%[5]	0.45%[4]

Net investment income	0.15%[4]	0.02%	0.08%	0.27%[4]
Portfolio turnover rate[6]	21%	52%	40%	9%

WisdomTree India Earnings Fund (consolidated)	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$36.34	$31.26	$16.19	$26.26	$25.88	$24.07
Investment operations:

Net investment income[2]	0.23	0.38	0.16	0.30	0.28	0.24

Net realized and unrealized gain (loss)	(3.79)	5.20	15.16	(10.18)	0.45	1.79

Net increase from payment by affiliate	—	0.00 [7]	—	—	—	—
Total from investment operations	(3.56)	5.58	15.32	(9.88)	0.73	2.03
Dividends and distributions to shareholders:

Net investment income	(1.85)	(0.50)	(0.25)	(0.19)	(0.34)	(0.22)

Tax return of capital	—	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(1.85)	(0.50)	(0.25)	(0.19)	(0.35)	(0.22)
Net asset value, end of period	$30.93	$36.34	$31.26	$16.19	$26.26	$25.88

TOTAL RETURN[3]	(9.57)%	17.85%[8]	95.10%	(37.84)%	2.89%	8.46%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$686,715	$893,841	$787,825	$563,317	$1,323,424	$1,671,567

Ratios to average net assets of:

Expenses	0.87%[4,9,10,11]	0.84%[10,11,12]	0.84%[10,11,12]	0.84%[10,11,12]	0.85%[12]	0.84%[12]

Net investment income	1.39%[4,10]	1.07%[10]	0.67%[10]	1.22%[10]	1.14%	0.91%
Portfolio turnover rate[6]	22%	30%	23%	32%	37%	22%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]

The information reflects the investment objective and strategy of the WisdomTree Modern Tech Platforms Fund through July 31, 2020 and the investment objective and strategy of the WisdomTree Growth Leaders Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree India Earnings Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	Prior to August 1, 2020, the Fund’s net expense ratio was 0.45% and, thereafter, was reduced to 0.20% per annum.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	Amount represents less than $0.005.

[8]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.04% lower.

[9]	Includes interest expense of 0.03% for the six months ended September 30, 2022.

[10]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[11]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[12]	Includes interest expense of 0.01% for the fiscal year.

See Notes to Financial Statements.

102	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree India ex-State-Owned Enterprises Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Period April 4, 2019* through March 31, 2020
Net asset value, beginning of period	$34.88	$30.33	$17.64	$24.67
Investment operations:

Net investment income[1]	0.12	0.04	0.05	0.19

Net realized and unrealized gain (loss)	(2.80)	4.52	12.69	(7.22)
Total from investment operations	(2.68)	4.56	12.74	(7.03)
Dividends to shareholders:

Net investment income	(0.62)	(0.01)	(0.05)	—
Net asset value, end of period	$31.58	$34.88	$30.33	$17.64

TOTAL RETURN[2]	(7.59)%	15.04%	72.25%	(28.50)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$6,315	$6,976	$4,549	$882

Ratios to average net assets of:

Expenses	0.58%[3]	0.58%	0.58%	0.58%[3]

Net investment income	0.72%[3]	0.11%	0.20%	0.80%[3]
Portfolio turnover rate[4]	0.00%[5]	15%	36%	82%

WisdomTree New Economy Real Estate Fund	For the Six Months Ended September 30, 2022 (unaudited)[6]	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$23.34	$26.55	$22.11	$32.15	$32.04	$28.16
Investment operations:

Net investment income[1]	0.22	1.14	0.89	1.13	1.12	1.11

Net realized and unrealized gain (loss)	(7.69)	(2.74)	4.35	(8.79)	0.24	4.92
Total from investment operations	(7.47)	(1.60)	5.24	(7.66)	1.36	6.03
Dividends to shareholders:

Net investment income	(0.21)	(1.61)	(0.80)	(2.38)	(1.25)	(2.15)
Net asset value, end of period	$15.66	$23.34	$26.55	$22.11	$32.15	$32.04

TOTAL RETURN[2]	(32.11)%	(6.45)%	23.92%	(25.74)%	4.51%	21.90%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$30,540	$54,850	$63,711	$80,703	$114,146	$107,329

Ratios to average net assets of:

Expenses	0.58%[3]	0.59%[7]	0.58%	0.58%[8]	0.58%[8]	0.58%[8]

Net investment income	2.20%[3]	4.48%	3.59%	3.75%[8]	3.72%[8]	3.56%[8]
Portfolio turnover rate[4]	125%	7%	39%	21%	17%	23%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than 1%.

[6]

The information reflects the investment objective and strategy of the WisdomTree Global ex-U.S. Real Estate Fund through April 20, 2022 and the investment objective and strategy of the WisdomTree New Economy Real Estate Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[7]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

See Notes to Financial Statements.

WisdomTree Trust	103

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Multifactor Fund (“Emerging Markets Multifactor Fund”)	August 10, 2018
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree Growth Leaders Fund (“Growth Leaders Fund”)	May 22, 2019
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree India ex-State-Owned Enterprises Fund (“India ex-State-Owned Enterprises Fund”)	April 4, 2019
WisdomTree New Economy Real Estate Fund (“New Economy Real Estate Fund”) (formerly, WisdomTree Global ex-U.S. Real Estate Fund)	June 5, 2007

The India Earnings Fund makes its investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius (“Mauritius”). The Portfolio was incorporated under the provisions of the Mauritius Companies Act, 2001 and holds a Global Business License Category 1 issued by the Financial Services Commission.

Each Fund, except for the Emerging Markets Multifactor Fund and Emerging Markets Quality Dividend Growth Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. The Emerging Markets Quality Dividend Growth Fund is actively managed using a model-based approach seeking income and capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund (including the Portfolio) and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act. In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Basis of Consolidation — The financial statements for the India Earnings Fund include the accounts of a wholly-owned and controlled Mauritius subsidiary (the “Subsidiary”). The India Earnings Fund’s accompanying financial statements reflect the financial position and the results of operations on a consolidated basis with its Subsidiary. All intercompany accounts and transactions have been eliminated in the consolidation.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

WisdomTree Trust	105

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date and significant transfers into or out of Level 3 of the fair value hierarchy during the six months ended September 30,2022, if any are included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2022 and open positions in such derivatives as of September 30, 2022 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2022 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit risk would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2022, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

106	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

As of September 30, 2022, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
China ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$1	Unrealized depreciation on foreign currency contracts	$10
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1,260
Emerging Markets High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	4,468	Unrealized depreciation on foreign currency contracts	21,369
Emerging Markets Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	27,742	Unrealized depreciation on foreign currency contracts	6,057
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	11	Unrealized depreciation on foreign currency contracts	—
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	1,365
New Economy Real Estate Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	56	Unrealized depreciation on foreign currency contracts	18

For the six months ended September 30, 2022, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
China ex-State-Owned Enterprises Fund
Foreign currency risk	$790,772	$661
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	4,449	(1,260)
Emerging Markets High Dividend Fund
Foreign currency risk	(706,572)	(16,901)
Emerging Markets Multifactor Fund
Foreign currency risk	90,506	24,262
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	16,219	11
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	(802,204)	(1,365)
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	(34,743)	1,394
Global High Dividend Fund
Foreign currency risk	(27,741)	—
Growth Leaders Fund
Foreign currency risk	(5,019)	—
India Earnings Fund (consolidated)
Foreign currency risk	(145,601)	—
India ex-State-Owned Enterprises Fund
Foreign currency risk	(393)	—

WisdomTree Trust	107

Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
New Economy Real Estate Fund
Foreign currency risk	$232,674	$(16)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2022, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
China ex-State-Owned Enterprises Fund
Foreign currency risk	$1,295,148	$348,894
Emerging Markets ex-State-Owned Enterprises Fund
Foreign currency risk	—	2,211,398
Emerging Markets High Dividend Fund
Foreign currency risk	51,810	2,898,510
Emerging Markets Multifactor Fund
Foreign currency risk	850,239	2,464,514
Emerging Markets Quality Dividend Growth Fund
Foreign currency risk	—	44,674
Emerging Markets SmallCap Dividend Fund
Foreign currency risk	298,311	1,167,591
Global ex-U.S. Quality Dividend Growth Fund
Foreign currency risk	599,075	171,010
Global High Dividend Fund
Foreign currency risk	13,289	—
Growth Leaders Fund
Foreign currency risk[1]	10,122	52,789
India Earnings Fund (consolidated)
Foreign currency risk[1]	44,439,366	24,299,290
India ex-State-Owned Enterprises Fund
Foreign currency risk[1]	20,893	1,275
New Economy Real Estate Fund
Foreign currency risk	8,097	3,930
[1]	The volume of derivative activity for the period is based on intra-month balances

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined, at the fair value of securities to be received. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the

108	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Interest expense associated with a short-term loan from a U.S. bank that is incurred in connection with the execution of portfolio rebalancing trades is not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Emerging Markets Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the period ended September 30, 2022, the Funds, except for the Emerging Markets Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Emerging Markets Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in emerging market equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank

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Notes to Financial Statements (unaudited) (continued)

market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a

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Notes to Financial Statements (unaudited) (continued)

Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
China ex-State-Owned Enterprises Fund
Securities Lending	$25,800,703	$—	$(25,800,703)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	1	(1)	—	—	10	(1)	—	9
Emerging Markets ex-State-Owned Enterprises Fund
Securities Lending	102,016,376	—	(102,016,376)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1,260	—	—	1,260
Emerging Markets High Dividend Fund
Securities Lending	91,918,276	—	(91,918,276)[1]	—	—	—	—	—
Foreign Currency Contracts	4,468	(4,156)	—	312	21,369	(4,156)	—	17,213
Emerging Markets Multifactor Fund
Securities Lending	27,889	—	(27,889)[1]	—	—	—	—	—
Foreign Currency Contracts	27,742	(5,697)	—	22,045	6,057	(5,697)	—	360
Emerging Markets Quality Dividend Growth Fund
Securities Lending	1,539,808	—	(1,539,808)[1]	—	—	—	—	—
Foreign Currency Contracts	11	—	—	11	—	—	—	—
Emerging Markets SmallCap Dividend Fund
Securities Lending	278,197,787	—	(278,197,787)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	1,365	—	—	1,365
Global ex-U.S. Quality Dividend Growth Fund
Securities Lending	45,730,219	—	(45,730,219)[1]	—	—	—	—	—
Global High Dividend Fund
Securities Lending	6,500,044	—	(6,500,044)[1]	—	—	—	—	—
Growth Leaders Fund
Securities Lending	429,518	—	(429,518)[1]	—	—	—	—	—
New Economy Real Estate Fund
Securities Lending	2,497,587	—	(2,497,587)[1]	—	—	—	—	—
Foreign Currency Contracts	56	—	—	56	18	—	—	18
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are

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Notes to Financial Statements (unaudited) (continued)

short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Restricted Securities — Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

Emerging Market Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. The India Earnings Fund has filed an election to treat the Portfolio as a “pass-through” entity for tax purposes.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Additionally, the Portfolio is also advised by WTAM and is sub-advised by Mellon. Mellon is compensated by WTAM at no additional cost to the Funds or the Portfolio. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

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Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets and, with respect to the India Earnings Fund, based on the average daily net assets of the India Earnings Fund and the Portfolio on a consolidated basis, as shown in the following table:

Fund	Advisory Fee Rate
China ex-State-Owned Enterprises Fund	0.32%
Emerging Markets ex-State-Owned Enterprises Fund	0.32%
Emerging Markets High Dividend Fund	0.63%
Emerging Markets Multifactor Fund	0.48%
Emerging Markets Quality Dividend Growth Fund	0.32%
Emerging Markets SmallCap Dividend Fund	0.58%
Global ex-U.S. Quality Dividend Growth Fund	0.42%
Global High Dividend Fund	0.58%
Growth Leaders Fund	0.20%
India Earnings Fund (consolidated)	0.83%
India ex-State-Owned Enterprises Fund	0.58%
New Economy Real Estate Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2022, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFEs (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2022, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2022		For the fiscal period ended September 30, 2022

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Emerging Markets ex-State-Owned Enterprises Fund	1,147	$28,239	$664
Emerging Markets High Dividend Fund	204	6,636	440
Emerging Markets Quality Dividend Growth Fund	326	6,249	258
Emerging Markets SmallCap Dividend Fund	445	17,720	811
Global ex-U.S. Quality Dividend Growth Fund	166	4,563	160
Growth Leaders Fund	144	3,615	—

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2022, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. The India Earnings Fund and India ex-State-Owned Enterprises Fund issue and redeem shares on a cash basis only as certain securities markets in which these Funds invest do not permit in-kind transfers of securities. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2022 are shown in the following table. Realized gains and losses on

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Notes to Financial Statements (unaudited) (continued)

sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
China ex-State-Owned Enterprises Fund	$174,377,758	$39,541,352	$9,740,508	$4,450,411
Emerging Markets ex-State-Owned Enterprises Fund	99,180,544	382,584,133	6,036,312	161,926,563
Emerging Markets High Dividend Fund	135,062,379	122,670,375	7,239,641	25,357,285
Emerging Markets Multifactor Fund	1,533,010	1,403,866	—	—
Emerging Markets Quality Dividend Growth Fund	7,197,021	5,320,643	852,240	1,708,329
Emerging Markets SmallCap Dividend Fund	252,823,486	78,844,396	56,397,377	—
Global ex-U.S. Quality Dividend Growth Fund	26,839,303	26,666,355	22,367,464	45,129,055
Global High Dividend Fund	8,690,384	4,345,955	34,963,146	—
Growth Leaders Fund	2,402,539	2,402,190	—	1,355,220
India Earnings Fund (consolidated)	172,350,395	296,262,986	—	—
India ex-State-Owned Enterprises Fund	25,447	135,725	—	—
New Economy Real Estate Fund	53,965,094	53,340,969	—	8,033,543

6. FEDERAL INCOME TAXES

At September 30, 2022, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
China ex-State-Owned Enterprises Fund	$1,263,090,619	$13,990,209	$(511,209,936)	$(497,219,727)	$1	$(4)	$(3)	$(497,219,730)
Emerging Markets ex-State-Owned Enterprises Fund	2,862,937,160	194,061,048	(902,911,553)	(708,850,505)	—	(1,260)	(1,260)	(708,851,765)
Emerging Markets High Dividend Fund	1,927,971,215	103,521,593	(437,721,751)	(334,200,158)	4,468	(18,595)	(14,127)	(334,214,285)
Emerging Markets Multifactor Fund	2,265,026	75,214	(369,508)	(294,294)	8,815	(1,314)	7,501	(286,793)
Emerging Markets Quality Dividend Growth Fund	77,504,585	7,732,050	(18,986,905)	(11,254,855)	11	—	11	(11,254,844)
Emerging Markets SmallCap Dividend Fund	2,502,217,839	177,951,229	(505,186,024)	(327,234,795)	—	(1,365)	(1,365)	(327,236,160)
Global ex-U.S. Quality Dividend Growth Fund	551,231,952	9,159,439	(148,520,117)	(139,360,678)	—	—	—	(139,360,678)
Global High Dividend Fund	104,357,147	2,771,808	(11,841,369)	(9,069,561)	—	—	—	(9,069,561)
Growth Leaders Fund	14,721,709	192,261	(5,642,367)	(5,450,106)	—	—	—	(5,450,106)
India Earnings Fund (consolidated)	503,614,118	273,554,340	(73,619,122)	199,935,218	—	—	—	199,935,218
India ex-State-Owned Enterprises Fund	5,563,187	1,309,787	(404,145)	905,642	—	—	—	905,642
New Economy Real Estate Fund	44,779,779	57,484	(13,141,007)	(13,083,523)	56	(11)	45	(13,083,478)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/ (depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

7. MAURITIUS AND INDIA TAXATION

The Portfolio holds a tax residency certificate issued by the Mauritian Revenue authorities as well as other tax residency related documentation prescribed by the Indian Revenue authorities and should be regarded as the beneficial owner of the investments made in Indian securities, which should entitle it to claim the benefits of the double taxation avoidance agreement entered between the Government of India and Mauritius (“tax treaty”).

The taxable profits derived from the Portfolio are subject to income tax at the rate of 15% in the Republic of Mauritius (“Mauritius”) and eligible for a presumed foreign tax credit of 80% of the Mauritian tax on the respective foreign income which effectively limits the maximum income tax payable to an effective rate of 3%. The Mauritius income tax is paid by WTAM (out of its fee paid by the India Earnings Fund), accordingly, no provision for Mauritius income taxes is required.

Under the tax treaty, as amended, Mauritius entities (such as the Portfolio) are subject to tax on capital gains arising on the disposal of shares of an Indian company. However, investments in shares acquired up to March 31, 2017 are grandfathered, thus exempted from capital gains tax in India irrespective of the date of disposal (subject to the entity being eligible for the tax treaty benefits). The Indian tax rates applicable on disposal of securities would depend on the nature of securities, the holding period and the manner of disposal.

U.S. domiciled funds that invest in India are also subject to tax on capital gains in accordance with the provisions of India domestic tax law. India foreign capital gains tax liability accrued by the Funds and the Portfolio is reflected in the Statements of Assets and Liabilities in “Foreign capital gains tax”.

Changes in India tax law could reduce the return to each Fund with investments in India and the return received by each Fund’s shareholders.

Reference to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

8. DEMAND NOTE

During the period ended September 30, 2022, the India Earnings Fund had a demand note agreement with Bank of America, N.A. which allowed the Fund to borrow up to $250,000,000 with a final maturity date of September 29, 2022. During the period ended September 30, 2022, the Fund utilized the demand note and borrowed for a period of 5 days with an average outstanding note balance of $169,420,000 and a weighted average interest rate of 5.26% per annum. Interest expense related to the note for the period ended September 30, 2022 was $122,039. At September 30 ,2022, the Fund did not have any amounts outstanding under the demand note agreement.

9. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures reasonably designed to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

10. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities

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Notes to Financial Statements (unaudited) (continued)

subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM is currently evaluating the impact that the adoption of ASU 2202-03 will have on the Trust’s financial statements and related disclosures.

11. SUBSEQUENT EVENT

Effective November 7, 2022, WisdomTree Investments, Inc. (NASDAQ: WETF), an exchange-traded fund and exchange-traded product sponsor and asset manager, transferred the listing of its common stock to the New York Stock Exchange (“NYSE”) from The Nasdaq Global Select Market (“Nasdaq”). WisdomTree began trading on the NYSE under the new ticker symbol “WT” along with its new company name, WisdomTree, Inc.

12. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally since 2019, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

*    *    *    *    *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil import from Russia by the end of 2022.

116	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

WisdomTree Trust	117

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 19-20, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, (together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 11, 2022, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2022, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the

118	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance — both positive and negative — but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to

WisdomTree Trust	119

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

120	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	121

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

The Dow Jones Global ex-U.S. Select Real Estate Securities Index is calculated, distributed and marketed by Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC, and has been licensed for use.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WTGM - 6984

WisdomTree Trust

Semi-Annual Report

September 30, 2022

WisdomTree Europe Hedged Equity Fund (HEDJ)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

WisdomTree Germany Hedged Equity Fund (DXGE)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

Sector Breakdown†

Sector	% of Net Assets
Materials	19.1%
Industrials	17.4%
Consumer Staples	16.7%
Consumer Discretionary	11.8%
Health Care	11.4%
Financials	9.0%
Information Technology	7.9%
Communication Services	5.3%
Energy	0.7%
Utilities	0.2%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Linde PLC	6.4%
Deutsche Telekom AG, Registered Shares	4.1%
LVMH Moet Hennessy Louis Vuitton SE	4.1%
Sanofi	4.1%
Banco Bilbao Vizcaya Argentaria SA	3.9%
L’Oreal SA	3.8%
ASML Holding NV	3.7%
Siemens AG, Registered Shares	2.8%
Anheuser-Busch InBev SA/NV	2.7%
Koninklijke Ahold Delhaize NV	2.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European dividend-paying companies while at the same time hedging exposure to the fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$872.10	0.69%	$3.24
Hypothetical (5% return before expenses)	$1,000.00	$1,021.61	0.69%	$3.50
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $2.72 and $2.94, respectively.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-12.79%	-14.62%	0.38%	1.93%	7.54%
Fund Market Price Returns	-13.44%	-15.59%	-0.01%	1.67%	7.33%
WisdomTree DEFA International Hedged Equity/Europe Hedged Equity Spliced Index[1]	-12.84%	-14.39%	0.82%	2.33%	7.96%
MSCI EAFE Local Currency/MSCI EMU Local Currency Spliced Index[2]	-14.54%	-18.01%	-0.46%	0.43%	6.20%
*	Returns of less than one year are cumulative.

[1]	WisdomTree DEFA International Hedged Equity Index prior to August 29, 2012; WisdomTree Europe Hedged Equity Index thereafter.

[2]	MSCI EAFE Local Currency Index prior to August 29, 2012; MSCI EMU Local Currency Index thereafter.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

Sector Breakdown†

Sector	% of Net Assets
Industrials	21.0%
Financials	17.2%
Utilities	14.0%
Real Estate	11.8%
Communication Services	8.0%
Materials	7.9%
Consumer Discretionary	5.6%
Information Technology	4.5%
Consumer Staples	4.0%
Health Care	3.0%
Energy	1.7%
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Enagas SA	2.3%
Acciona SA	2.3%
BAWAG Group AG	2.2%
Mapfre SA	1.9%
Italgas SpA	1.9%
ASR Nederland NV	1.8%
Covivio	1.7%
Proximus SADP	1.7%
Klepierre SA	1.6%
Freenet AG	1.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in European small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$837.10	0.58%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-16.29%	-17.83%	0.74%	1.23%	4.84%
Fund Market Price Returns	-17.20%	-18.88%	0.43%	0.99%	4.55%
WisdomTree Europe Hedged SmallCap Equity Index	-16.56%	-17.99%	0.91%	1.22%	4.92%
MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index	-21.34%	-24.22%	1.28%	0.63%	4.43%
MSCI EMU Small Cap Index	-30.74%	-35.91%	-2.26%	-3.06%	2.50%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 4, 2015.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.1%
Industrials	18.5%
Consumer Discretionary	13.3%
Health Care	11.4%
Materials	10.0%
Communication Services	10.0%
Utilities	7.3%
Information Technology	6.2%
Consumer Staples	2.9%
Energy	0.1%
Real Estate	0.0%	*
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Deutsche Telekom AG, Registered Shares	8.2%
Bayer AG, Registered Shares	6.5%
Allianz SE, Registered Shares	6.4%
Siemens AG, Registered Shares	5.5%
SAP SE	5.0%
BASF SE	4.8%
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	4.7%
Mercedes-Benz Group AG	4.7%
E.ON SE	4.6%
Deutsche Post AG, Registered Shares	4.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Germany Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Germany Hedged Equity Index (the “Index”). In seeking to track the Index, the Fund invests in German dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the euro relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$853.60	0.48%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-14.64%	-16.32%	1.46%	0.77%	5.11%
Fund Market Price Returns	-15.29%	-17.25%	1.13%	0.51%	4.87%
WisdomTree Germany Hedged Equity Index	-15.02%	-16.55%	1.60%	0.90%	5.27%
MSCI Germany Local Currency Index	-18.72%	-25.64%	-3.60%	-3.11%	2.19%
MSCI Germany Index	-28.44%	-37.15%	-6.97%	-6.68%	-1.54%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on October 17, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	22.5%
Materials	18.8%
Consumer Discretionary	18.2%
Industrials	16.9%
Information Technology	10.1%
Consumer Staples	6.8%
Energy	2.3%
Financials	2.1%
Communication Services	1.3%
Real Estate	0.1%
Investment Company	0.1%
Utilities	0.0%	*
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	6.2%
Roche Holding AG	5.9%
LVMH Moet Hennessy Louis Vuitton SE	5.8%
BHP Group Ltd.	5.1%
Rio Tinto Ltd.	4.8%
Anglo American PLC	4.4%
Diageo PLC	3.3%
Industria de Diseno Textil SA	3.3%
Deutsche Post AG, Registered Shares	2.2%
CSL Ltd.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Hedged Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Hedged Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in developed countries, excluding U.S. and Canada, while at the same time hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$862.40	0.59%	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $2.71 and $2.94, respectively.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-13.76%	-13.21%	5.72%	5.65%	7.18%
Fund Market Price Returns	-14.06%	-13.47%	5.37%	5.48%	7.01%
WisdomTree International Hedged Quality Dividend Growth Index	-13.76%	-12.86%	6.26%	6.28%	7.82%
MSCI EAFE Local Currency Index	-11.14%	-11.11%	2.51%	2.83%	4.97%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	21.0%
Consumer Discretionary	17.3%
Financials	15.4%
Consumer Staples	10.4%
Information Technology	10.3%
Materials	8.6%
Health Care	8.5%
Communication Services	3.9%
Energy	2.5%
Other Assets less Liabilities‡	2.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Japan Tobacco, Inc.	4.9%
Toyota Motor Corp.	4.8%
Mitsubishi UFJ Financial Group, Inc.	4.0%
Takeda Pharmaceutical Co. Ltd.	3.7%
Nintendo Co. Ltd.	3.2%
Sumitomo Mitsui Financial Group, Inc.	3.1%
ITOCHU Corp.	2.6%
Mitsubishi Corp.	2.4%
Mizuho Financial Group, Inc.	2.2%
Tokio Marine Holdings, Inc.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged Equity Index (the “Index”). The Fund seeks to provide Japanese equity returns while mitigating or “hedging” against fluctuations between the value of the Japanese yen and the U.S. dollar. In seeking to track the Index, the Fund invests in Japanese dividend-paying companies with an exporter tilt while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$965.50	0.48%	$2.37
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-3.45%	-0.07%	9.98%	5.01%	10.81%
Fund Market Price Returns	-2.21%	0.87%	9.83%	5.09%	10.87%
WisdomTree Japan Hedged Equity Index	-3.29%	0.21%	10.37%	5.48%	11.47%
MSCI Japan Local Currency Index	-6.00%	-8.28%	7.31%	4.50%	11.55%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.0%
Consumer Discretionary	16.3%
Materials	14.7%
Financials	13.6%
Information Technology	11.5%
Consumer Staples	6.7%
Health Care	3.9%
Utilities	2.3%
Communication Services	2.2%
Real Estate	1.7%
Energy	1.4%
Other Assets less Liabilities‡	1.7%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Electric Power Development Co. Ltd.	0.9%
Nishimatsu Construction Co. Ltd.	0.8%
Toyo Seikan Group Holdings Ltd.	0.8%
Mebuki Financial Group, Inc.	0.8%
Cosmo Energy Holdings Co. Ltd.	0.7%
Aozora Bank Ltd.	0.7%
Seven Bank Ltd.	0.7%
Sankyo Co. Ltd.	0.7%
Konica Minolta, Inc.	0.6%
SHO-BOND Holdings Co. Ltd.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan Hedged SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan Hedged SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in Japanese small-cap dividend-paying companies while at the same time hedging exposure to fluctuations of the value of the Japanese yen relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,044.50	0.58%	$2.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.45%	-0.67%	7.00%	3.09%	8.92%
Fund Market Price Returns	5.85%	0.40%	6.83%	3.09%	8.86%
WisdomTree Japan Hedged SmallCap Equity Index	4.70%	-0.34%	7.57%	3.66%	9.68%
MSCI Japan Small Cap Local Currency Index	0.90%	-6.02%	5.77%	2.75%	8.64%
MSCI Japan Small Cap Index	-15.39%	-27.56%	-4.04%	-2.29%	4.31%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on June 28, 2013.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI European Economic and Monetary Union (EMU) Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed market countries within the EMU. The securities are priced in local currency terms with no conversion into U.S. dollars.

The MSCI European Economic and Monetary Union (EMU) Small Cap Local Currency Index is a free float-adjusted market capitalization weighted index that captures small cap representation across the 10 Developed Market countries in the EMU and is calculated in local currency.

The MSCI EMU Small Cap Index captures small-cap representation across the 10 developed markets countries in the European Economic and Monetary Union (“EMU”).

The MSCI Germany Local Currency Index is a capitalization weighted index that measures the performance of the Germany equity market and provides local currency returns, which are not translated back to U.S. dollars.

The MSCI Germany Index is designed to measure the performance of the large- and mid-cap segments of the German market. With 61 constituents, the index covers about 85% of the equity universe in Germany.

The MSCI Japan Index is a capitalization weighted index that is comprised of stocks in Japan.

The MSCI Japan Local Currency Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan and calculated in local currency.

The MSCI Japan Small Cap Local Currency Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan and calculated in local currency.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree DEFA International Hedged Equity Index is a dividend weighted index designed to provide exposure to developed world, non-U.S. equity securities while at the same time neutralizing exposure to fluctuations between the value of the U.S. dollar and non-U.S. currencies reflected in the index. This index is based on the WisdomTree International Equity Index.

The WisdomTree Europe Hedged Equity Index is designed to provide exposure to European equities while at the same time neutralizing exposure to fluctuations between the Euro and the U.S. dollar.

The WisdomTree Europe Hedged SmallCap Equity Index is designed to provide exposure to the European equity markets while at the same time neutralizing exposure to fluctuations of the Euro movements relative to U.S. dollar.

The WisdomTree Germany Hedged Equity Index is designed to provide exposure to Germany equity markets while at the same time neutralizing exposure to fluctuations of

8	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

the Euro movements relative to the U.S. dollar. In this sense, the Index “hedges” against fluctuations in the relative value of the Euro against the U.S. dollar.

The WisdomTree International Hedged Quality Dividend Growth Index is designed to provide exposure to the developed market companies while at the same time neutralizing exposure to fluctuations between the value of foreign currencies and the U.S. dollar.

The WisdomTree Japan Hedged Equity Index is designed to provide exposure to Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The WisdomTree Japan Hedged SmallCap Equity Index is designed to provide exposure to the small-capitalization segment of the Japanese equity markets while at the same time neutralizing exposure to fluctuations of the Japanese Yen movements relative to the U.S. dollar.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

WisdomTree Trust	9

Description of Terms and Indexes (unaudited) (concluded)

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	ILS	Israeli new shekel
CHF	Swiss franc	JPY	Japanese yen
DKK	Danish krone	NOK	Norwegian krone
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

10	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.5%

Austria – 0.5%

Andritz AG	131,902	$5,639,063

AT&S Austria Technologie & Systemtechnik AG	15,383	507,104

Total Austria		6,146,167

Belgium – 4.8%

Anheuser-Busch InBev SA	685,913	31,410,513

Bekaert SA	93,334	2,366,328

Fagron	30,895	381,052

Melexis NV	35,677	2,446,567

Solvay SA	150,218	11,719,904

UCB SA	98,981	6,896,273

Total Belgium		55,220,637

Finland – 3.9%

Cargotec Oyj, Class B	50,472	1,537,736

Fiskars Oyj Abp(a)	82,574	1,202,079

Huhtamaki Oyj(a)	104,989	3,359,161

Kemira Oyj	245,238	2,726,807

Kone Oyj, Class B	535,992	20,798,594

Konecranes Oyj	76,835	1,541,558

Metso Outotec Oyj	775,069	5,205,734

Revenio Group Oyj	5,176	193,294

Valmet Oyj	270,677	5,523,463

Wartsila Oyj Abp(a)	401,686	2,590,093

Total Finland		44,678,519

France – 26.8%

Air Liquide SA(a)	236,384	27,223,783

Arkema SA	39,139	2,878,756

BioMerieux	10,182	811,948

Bureau Veritas SA	146,086	3,288,739

Cie Generale des Etablissements Michelin SCA(a)	292,441	6,633,670

Danone SA	373,968	17,793,991

Dassault Systemes SE	74,303	2,601,183

EssilorLuxottica SA	90,011	12,375,958

Eutelsat Communications SA	267,165	2,072,887

Hermes International	8,419	10,037,416

Imerys SA(a)	38,625	1,175,278

IPSOS	22,689	1,020,232

Kering SA	24,341	10,934,425

L’Oreal SA(a)	133,322	43,133,577

Lectra	3,087	85,887

Legrand SA	96,085	6,274,682

LVMH Moet Hennessy Louis Vuitton SE(a)	78,270	46,803,754

Nexans SA	8,303	747,518

Pernod Ricard SA	57,908	10,713,377

Publicis Groupe SA	213,670	10,235,834

Remy Cointreau SA(a)	8,041	1,346,241

Rubis SCA	106,035	2,221,932

Safran SA	26,268	2,419,201

Sanofi	608,166	46,709,910

Sartorius Stedim Biotech(a)	2,961	919,826

Schneider Electric SE	244,849	28,049,960

SEB SA(a)	14,735	933,954

Societe BIC SA(a)	38,035	2,418,237

Teleperformance(a)	9,406	2,404,085

Valeo(a)	46,606	713,628

Vicat SA(a)	28,030	632,943

Total France		305,612,812

Germany – 24.1%

adidas AG	32,944	3,836,683

AIXTRON SE	9,698	236,851

BASF SE	722,736	28,037,914

Bayer AG, Registered Shares	610,227	28,345,100

Bayerische Motoren Werke AG	195,926	13,433,800

Beiersdorf AG	27,521	2,721,707

Brenntag SE	56,525	3,454,274

Covestro AG(b)	65,248	1,888,202

Deutsche Telekom AG, Registered Shares	2,767,315	47,420,802

Duerr AG	8,664	181,976

Eckert & Ziegler Strahlen – und Medizintechnik AG	744	25,058

Evonik Industries AG	288,913	4,882,329

Fresenius SE & Co. KGaA	189,183	4,068,061

GEA Group AG	83,145	2,715,642

Hannover Rueck SE	78,104	11,798,546

Hapag-Lloyd AG(a)(b)	74,978	12,832,095

HeidelbergCement AG	103,132	4,127,208

Henkel AG & Co. KGaA	100,215	5,723,637

Hochtief AG	60,213	2,882,137

Infineon Technologies AG	110,112	2,449,755

Knorr-Bremse AG	41,215	1,791,899

LANXESS AG	20,136	593,168

Mercedes-Benz Group AG	394,760	20,245,134

Merck KGaA	20,488	3,347,853

NORMA Group SE	8,354	113,185

Puma SE	3,215	151,085

SAP SE	273,330	22,524,616

Siemens AG, Registered Shares	318,779	31,603,926

Siemens Healthineers AG(b)	229,815	9,969,120

Software AG	22,367	515,366

Symrise AG	16,560	1,629,600

Wacker Chemie AG	15,702	1,632,848

Total Germany		275,179,577

Ireland – 2.9%

CRH PLC(a)	748,288	24,242,299

Glanbia PLC(a)	335,806	3,875,293

Kerry Group PLC, Class A	54,067	4,830,565

Total Ireland		32,948,157

Italy – 2.6%

Carel Industries SpA(b)	17,201	322,527

Danieli & C. Officine Meccaniche SpA(a)	8,418	143,492

Datalogic SpA(a)	21,764	139,227

Davide Campari-Milano NV	303,566	2,709,803

DiaSorin SpA(a)	12,180	1,369,809

El.En. SpA	26,490	301,550

Ferrari NV(a)	50,382	9,461,682

See Notes to Financial Statements.

WisdomTree Trust	11

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2022

Investments	Shares	Value

GVS SpA*(a)(b)	70,799	$418,230

Moncler SpA(a)	122,194	5,074,393

Piaggio & C. SpA(a)	685,914	1,394,979

Pirelli & C. SpA(a)(b)	610,712	2,010,234

Prysmian SpA	164,908	4,785,173

Reply SpA	7,350	774,766

Webuild SpA(a)	955,242	1,174,432

Total Italy		30,080,297

Netherlands – 17.9%

Aegon NV(a)	2,586,801	10,395,120

Akzo Nobel NV	150,999	8,627,052

AMG Advanced Metallurgical Group NV	10,016	228,427

Arcadis NV	70,904	2,333,892

ASM International NV	16,813	3,850,061

ASML Holding NV	100,225	42,573,187

BE Semiconductor Industries NV	112,187	4,900,618

Corbion NV	29,980	753,632

Heineken Holding NV	143,326	9,898,854

Heineken NV	239,874	21,116,426

IMCD NV(a)	18,065	2,169,698

Koninklijke Ahold Delhaize NV	1,223,007	31,312,827

Koninklijke DSM NV	89,182	10,261,269

Koninklijke Philips NV	757,569	11,874,436

Koninklijke Vopak NV	167,408	3,066,823

SBM Offshore NV(a)	403,220	5,093,710

Signify NV(b)	244,206	6,370,864

STMicroelectronics NV(a)	195,423	6,174,136

Wolters Kluwer NV	244,730	23,955,788

Total Netherlands		204,956,820

Spain – 9.0%

Acerinox SA	676,025	5,429,271

Applus Services SA	101,196	568,549

Banco Bilbao Vizcaya Argentaria SA	9,769,621	44,221,912

Banco Santander SA	10,014,240	23,520,548

Cie Automotive SA	107,182	2,234,417

Fluidra SA(a)	196,348	2,985,307

Grifols SA*(a)	298,233	2,595,000

Mapfre SA(a)	8,465,507	13,186,238

Prosegur Cash SA(b)	2,112,841	1,314,351

Prosegur Cia de Seguridad SA*	1,007,527	1,532,848

Viscofan SA	84,774	4,642,429

Total Spain		102,230,870

United Kingdom – 7.0%

CNH Industrial NV	589,765	6,719,385

Linde PLC(a)	268,632	73,475,743

Total United Kingdom		80,195,128
TOTAL COMMON STOCKS (Cost: $1,463,555,721)		1,137,248,984

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%

United States – 4.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $55,569,027)	55,569,027	55,569,027

TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $1,519,124,748)		1,192,818,011

Other Assets less Liabilities – (4.4)%		(50,080,025)

NET ASSETS – 100.0%		$1,142,737,986
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,049,690 and the total market value of the collateral held by the Fund was $66,106,153. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,537,126.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

12	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/3/2022	630,000	USD	642,494	EUR	$581	$—
Bank of America NA	10/5/2022	311,970,034	EUR	305,646,401	USD	—	(4,325)
Bank of America NA	10/5/2022	313,182,888	USD	310,856,130	EUR	8,632,121	—
Bank of America NA	11/3/2022	283,520,228	USD	288,813,310	EUR	1,972	—
Citibank NA	10/5/2022	311,971,626	EUR	305,646,401	USD	—	(2,765)
Citibank NA	11/3/2022	283,520,229	USD	288,813,899	EUR	1,395	—
Goldman Sachs	10/5/2022	3,448,945	EUR	3,349,550	USD	29,437	—
Goldman Sachs	11/3/2022	6,330,058	EUR	6,214,142	USD	—	(138)
JP Morgan Chase Bank NA	10/5/2022	13,335,919	EUR	13,398,198	USD	—	(332,783)
JP Morgan Chase Bank NA	10/5/2022	6,858,273	EUR	6,699,099	USD	20,061	—
JP Morgan Chase Bank NA	10/5/2022	311,970,352	EUR	305,646,401	USD	—	(4,013)
JP Morgan Chase Bank NA	10/5/2022	313,182,888	USD	310,775,928	EUR	8,710,696	—
JP Morgan Chase Bank NA	11/3/2022	283,520,229	USD	288,813,605	EUR	1,684	—
Morgan Stanley & Co. International	10/5/2022	311,990,733	EUR	305,646,401	USD	15,954	—
Morgan Stanley & Co. International	10/5/2022	313,182,888	USD	310,774,387	EUR	8,712,207	—
Morgan Stanley & Co. International	11/3/2022	283,520,229	USD	288,831,847	EUR	—	(16,224)
UBS AG	10/5/2022	6,721,751	EUR	6,699,099	USD	—	(113,691)
UBS AG	10/5/2022	313,182,886	USD	310,774,076	EUR	8,712,509	—
						$34,838,617	$(473,939)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,137,248,984	$—	$—	$1,137,248,984
Investment of Cash Collateral for Securities Loaned	—	55,569,027	—	55,569,027
Total Investments in Securities	$1,137,248,984	$55,569,027	$—	$1,192,818,011
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$34,838,617	$—	$34,838,617
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(473,939)	$—	$(473,939)
Total – Net	$1,137,248,984	$89,933,705	$—	$1,227,182,689
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	13

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 98.7%

Austria – 7.0%

Andritz AG	6,026	$257,623

AT&S Austria Technologie & Systemtechnik AG	799	26,339

BAWAG Group AG(a)	14,191	618,092

EVN AG	6,183	103,214

Kontron AG	1,682	24,008

Oesterreichische Post AG(b)	7,831	209,436

POLYTEC Holding AG(b)	2,165	9,618

S IMMO AG	3,784	84,149

Semperit AG Holding(b)	2,846	47,955

Telekom Austria AG*	11,448	66,281

UNIQA Insurance Group AG	14,839	88,094

Vienna Insurance Group AG Wiener Versicherung Gruppe	5,734	117,402

Voestalpine AG	8,218	140,969

Wienerberger AG	6,207	125,262

Zumtobel Group AG	2,992	17,587

Total Austria		1,936,029

Belgium – 10.1%

Ackermans & van Haaren NV	1,115	142,109

Aedifica SA	2,173	167,854

Befimmo SA	3,894	178,149

Bekaert SA	4,706	119,313

Cofinimmo SA	3,521	292,505

D’ieteren Group	982	139,781

Deceuninck NV	7,200	13,430

Econocom Group SA/NV	13,746	34,339

Elia Group SA/NV	2,274	268,218

Etablissements Franz Colruyt NV	9,041	199,283

Fagron	2,381	29,367

Intervest Offices & Warehouses NV	4,016	91,669

Ion Beam Applications	1,038	12,202

Melexis NV	1,884	129,196

Proximus SADP	45,558	472,864

Recticel SA	2,384	31,389

Telenet Group Holding NV	10,777	148,969

TINC Comm VA	2,451	29,870

Warehouses De Pauw CVA	10,564	259,967

Xior Student Housing NV	1,501	46,907

Total Belgium		2,807,381

Denmark – 0.2%

Cementir Holding NV	7,978	43,689

Finland – 9.0%

Aktia Bank Oyj	8,049	76,250

Anora Group Oyj	9,665	64,385

Cargotec Oyj, Class B	2,584	78,727

Caverion Oyj	4,684	19,708

Huhtamaki Oyj	4,854	155,305

Kamux Corp.	1,445	7,503

Kemira Oyj	11,973	133,128

Kojamo Oyj	8,751	112,477

Konecranes Oyj	3,679	73,813

Lassila & Tikanoja Oyj(b)	3,101	30,288

Metsa Board Oyj, Class B	19,421	142,123

Metso Outotec Oyj	35,028	235,265

Musti Group Oyj*	610	10,649

Nokian Renkaat Oyj	14,521	140,832

Oma Saastopankki Oyj	1,606	27,470

Orion Oyj, Class B	7,767	327,793

Pihlajalinna Oyj	1,044	9,481

Raisio Oyj, Class V	9,367	17,307

Revenio Group Oyj	325	12,137

Rovio Entertainment Oyj(a)	3,251	18,138

Sanoma Oyj	4,216	50,636

Suominen Oyj(b)	3,303	8,526

Taaleri Oyj	2,376	21,321

Talenom Oyj	883	7,612

Terveystalo Oyj(a)	4,112	33,314

TietoEVRY Oyj	11,257	256,509

Tokmanni Group Corp.	6,866	75,200

Uponor Oyj	4,833	63,823

Valmet Oyj	12,601	257,137

Verkkokauppa.com Oyj(b)	3,785	11,309

YIT Oyj(b)	12,095	34,054

Total Finland		2,512,220

France – 16.3%

ABC Arbitrage	2,979	18,678

AKWEL	1,043	14,938

Alten SA	505	56,250

Bigben Interactive	673	6,896

Chargeurs SA	2,348	27,281

Cie Plastic Omnium SA	6,004	79,522

Coface SA*	12,758	122,922

Covivio	9,825	476,633

Eutelsat Communications SA	32,073	248,849

Fnac Darty SA	953	26,514

Groupe SFPI	4,520	9,299

ICADE	7,509	281,006

Imerys SA	5,153	156,795

IPSOS	2,962	133,189

Kaufman & Broad SA	2,153	42,500

Klepierre SA*	26,077	457,279

Korian SA	1,857	19,084

Lectra	558	15,525

Maisons du Monde SA(a)	1,142	9,056

Mersen SA	1,006	28,137

Nexans SA	1,079	97,142

Nexity SA	8,187	167,466

Quadient SA	1,482	20,660

Rexel SA	22,088	334,964

Rothschild & Co.	3,873	127,105

Rubis SCA	11,901	249,382

Societe BIC SA	4,668	296,788

Sopra Steria Group SACA	511	65,328

SPIE SA	8,538	180,501

Television Francaise 1	21,722	125,445

See Notes to Financial Statements.

14	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2022

Investments	Shares	Value

Trigano SA	1,091	$96,833

Valeo	5,322	81,490

Verallia SA(a)	6,592	149,306

Vicat SA	3,420	77,227

Wendel SE	3,262	235,996

Total France		4,535,986

Germany – 13.2%

1&1 AG	695	9,239

7C Solarparken AG	6,513	29,637

Aareal Bank AG*	2,242	72,524

AIXTRON SE	1,290	31,505

alstria office REIT AG	11,000	79,366

AURELIUS Equity Opportunities SE & Co. KGaA	2,436	45,509

Aurubis AG	1,620	85,668

Bechtle AG	1,717	62,455

Bilfinger SE	5,351	135,246

CANCOM SE	940	22,432

CompuGroup Medical SE & Co. KgaA	765	26,650

CropEnergies AG	5,300	63,967

Dermapharm Holding SE	1,485	54,234

Deutsche Pfandbriefbank AG(a)	6,855	47,613

DIC Asset AG	6,937	52,804

Duerr AG	1,188	24,952

Eckert & Ziegler Strahlen – und Medizintechnik AG	211	7,107

Encavis AG	4,541	82,210

Fielmann AG	3,295	106,393

Freenet AG	23,515	448,059

GEA Group AG	10,175	332,331

Gerresheimer AG	929	45,778

GFT Technologies SE	344	10,380

GRENKE AG	701	12,842

Hamborner REIT AG	11,221	77,608

Hamburger Hafen und Logistik AG	3,036	33,192

Hensoldt AG	1,972	39,700

Hochtief AG	7,247	346,883

Hornbach Holding AG & Co. KGaA	561	35,393

Instone Real Estate Group SE(a)	1,415	11,797

Jenoptik AG	911	18,153

JOST Werke AG(a)	609	21,299

LANXESS AG	2,620	77,180

MLP SE	5,178	26,378

Mutares SE & Co. KGaA	2,491	36,312

NORMA Group SE	862	11,679

PATRIZIA SE	2,369	24,461

ProSiebenSat.1 Media SE	21,339	152,730

Rheinmetall AG	1,910	296,013

Scout24 SE(a)	2,347	118,917

Software AG	2,894	66,682

Stroeer SE & Co. KGaA	2,828	107,272

Suedzucker AG	5,916	71,808

TAG Immobilien AG	9,377	75,464

Varta AG(b)	1,211	34,819

VERBIO Vereinigte BioEnergie AG	582	34,494

Wacker Neuson SE	2,541	33,531

Wuestenrot & Wuerttembergische AG	2,237	29,848

Total Germany		3,670,514

Ireland – 0.8%

Glanbia PLC	16,353	188,718

Origin Enterprises PLC	9,517	33,797

Uniphar PLC*	4,189	12,927

Total Ireland		235,442

Italy – 16.0%

A2A SpA	361,535	354,107

ACEA SpA	11,387	124,270

Alerion Cleanpower SpA	1,396	45,199

Anima Holding SpA(a)	45,881	131,696

Ascopiave SpA	8,717	18,019

Avio SpA	1,452	13,072

Azimut Holding SpA	15,555	224,081

Banca IFIS SpA	2,656	29,610

Banca Popolare di Sondrio SpA	19,052	63,309

Banco BPM SpA	55,498	146,469

BFF Bank SpA(a)	41,435	276,836

BPER Banca	50,041	77,505

Brembo SpA	11,933	99,308

Buzzi Unicem SpA	5,345	76,370

Cairo Communication SpA	11,715	16,205

Carel Industries SpA(a)	947	17,757

Credito Emiliano SpA	18,807	106,677

Danieli & C. Officine Meccaniche SpA	342	5,830

Danieli & C. Officine Meccaniche SpA, RSP	830	9,952

Datalogic SpA(b)	728	4,657

De’ Longhi SpA	4,771	70,436

doValue SpA(a)	4,164	22,110

El.En. SpA	1,076	12,249

Emak SpA	6,942	6,073

ERG SpA	7,217	199,802

Esprinet SpA	5,198	31,928

Fila SpA	1,268	8,720

Gruppo MutuiOnline SpA	1,070	21,048

GVS SpA*(a)	3,505	20,705

Hera SpA	122,031	261,331

Interpump Group SpA	1,609	52,679

Iren SpA	120,186	159,773

Italgas SpA	110,238	515,782

Maire Tecnimont SpA(b)	18,114	42,908

MARR SpA	1,681	15,924

Piaggio & C. SpA	33,383	67,893

Pirelli & C. SpA(a)	27,033	88,982

Prysmian SpA	8,326	241,597

RAI Way SpA(a)	21,424	98,098

Reply SpA	334	35,207

SAES Getters SpA	383	7,504

Salcef Group SpA	3,139	43,175

Sanlorenzo SpA	1,001	32,312

Sesa SpA	274	30,037

See Notes to Financial Statements.

WisdomTree Trust	15

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2022

Investments	Shares	Value

SOL SpA	2,863	$44,034

Technogym SpA(a)	7,708	48,478

Tinexta SpA	162	3,038

Unieuro SpA(a)(b)	4,678	47,020

Unipol Gruppo SpA	73,597	287,965

Webuild SpA(b)	44,615	54,852

Zignago Vetro SpA	2,746	29,753

Total Italy		4,442,342

Netherlands – 8.1%

Aalberts NV	4,056	134,184

AMG Advanced Metallurgical Group NV	389	8,872

Arcadis NV	3,577	117,741

ASR Nederland NV	13,106	508,051

BE Semiconductor Industries NV(b)	5,048	220,510

Brunel International NV	4,251	35,648

Corbion NV	1,695	42,609

Eurocommercial Properties NV	2,530	50,462

Heijmans NV, CVA	4,348	40,763

Koninklijke Vopak NV	7,691	140,895

Ordina NV	18,620	69,772

PostNL NV(b)	134,287	226,668

SBM Offshore NV	18,288	231,025

Signify NV(a)	11,092	289,369

TKH Group NV, CVA	1,765	57,751

Van Lanschot Kempen NV	1,395	27,059

Wereldhave NV(b)	3,009	34,636

Total Netherlands		2,236,015

Portugal – 2.4%

Altri SGPS SA	16,267	82,469

Corticeira Amorim SGPS SA	3,203	28,554

CTT – Correios de Portugal SA	4,488	11,915

Navigator Co. SA	55,204	188,525

REN – Redes Energeticas Nacionais SGPS SA	81,946	193,872

Sonae SGPS SA	186,366	150,532

Total Portugal		655,867

Spain – 15.6%

Acciona SA	3,623	640,998

Acerinox SA	30,560	245,432

Aedas Homes SA(a)	4,560	65,042

Almirall SA	5,385	52,016

Applus Services SA	5,657	31,783

Audax Renovables SA*(b)	12,850	10,511

Bankinter SA	63,897	360,932

Cia de Distribucion Integral Logista Holdings SA	23,848	435,714

Cie Automotive SA	5,231	109,050

Ebro Foods SA(b)	9,989	146,003

Enagas SA	41,478	643,641

Faes Farma SA	31,487	114,440

Grupo Catalana Occidente SA	2,557	64,252

Grupo Empresarial San Jose SA	2,658	9,010

Inmobiliaria Colonial Socimi SA	37,157	179,675

Laboratorios Farmaceuticos Rovi SA	916	39,663

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	86,221	81,257

Mapfre SA	343,349	534,815

Neinor Homes SA(a)	6,776	61,934

Pharma Mar SA	311	16,562

Prosegur Cash SA(a)(b)	63,043	39,218

Prosegur Cia de Seguridad SA*	37,246	56,666

Sacyr SA(b)	51,399	112,690

Unicaja Banco SA(a)	61,128	55,483

Viscofan SA	3,937	215,599

Total Spain		4,322,386
TOTAL COMMON STOCKS (Cost: $41,571,000)		27,397,871

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%

United States – 2.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $768,272)	768,272	768,272

TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $42,339,272)		28,166,143

Other Assets less Liabilities – (1.5)%		(399,672)

NET ASSETS – 100.0%		$27,766,471
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $944,220. The Fund also had securities on loan having a total market value of $4,599 that were sold and pending settlement. The total market value of the collateral held by the Fund was $1,005,117. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $236,845.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/5/2022	7,726,898	EUR	7,570,274	USD	$—	$(107)
Bank of America NA	10/5/2022	13,441,090	USD	13,341,231	EUR	370,471	—
Bank of America NA	11/3/2022	6,801,466	USD	6,928,444	EUR	47	—
Citibank NA	10/5/2022	457,221	EUR	441,394	USD	6,552	—
Citibank NA	10/5/2022	7,726,939	EUR	7,570,275	USD	—	(68)
Citibank NA	11/3/2022	6,801,467	USD	6,928,459	EUR	33	—
HSBC Holdings PLC	10/5/2022	12,219,370	EUR	12,288,996	USD	—	(317,482)
JP Morgan Chase Bank NA	10/5/2022	6,162,029	EUR	6,144,498	USD	—	(107,459)
JP Morgan Chase Bank NA	10/5/2022	4,542,526	EUR	4,608,374	USD	—	(157,988)
JP Morgan Chase Bank NA	10/5/2022	7,726,907	EUR	7,570,275	USD	—	(99)
JP Morgan Chase Bank NA	10/5/2022	13,441,090	USD	13,337,789	EUR	373,843	—
JP Morgan Chase Bank NA	11/3/2022	6,801,467	USD	6,928,452	EUR	40	—
Morgan Stanley & Co. International	10/4/2022	19,000	USD	19,400	EUR	—	(5)
Morgan Stanley & Co. International	10/5/2022	7,727,412	EUR	7,570,275	USD	395	—
Morgan Stanley & Co. International	10/5/2022	13,441,090	USD	13,337,723	EUR	373,908	—
Morgan Stanley & Co. International	11/3/2022	6,801,467	USD	6,928,889	EUR	—	(389)
UBS AG	10/5/2022	13,441,091	USD	13,337,710	EUR	373,921	—
						$1,499,210	$(583,597)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$27,397,871	$—	$—	$27,397,871
Investment of Cash Collateral for Securities Loaned	—	768,272	—	768,272
Total Investments in Securities	$27,397,871	$768,272	$—	$28,166,143
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,499,210	$—	$1,499,210
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(583,597)	$—	$(583,597)
Total – Net	$27,397,871	$1,683,885	$—	$29,081,756
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 98.8%

Germany – 98.8%

Aerospace & Defense – 1.5%

Hensoldt AG	707	$14,233

Rheinmetall AG	2,010	311,511

Total Aerospace & Defense		325,744

Air Freight & Logistics – 4.3%

Deutsche Post AG, Registered Shares	29,673	904,487

Auto Components – 1.0%

Hella GmbH & Co. KGaA	3,037	202,611

Automobiles – 10.7%

Bayerische Motoren Werke AG	9,950	682,229

Mercedes-Benz Group AG	19,177	983,486

Volkswagen AG	3,595	593,958

Total Automobiles		2,259,673

Capital Markets – 3.7%

Deutsche Boerse AG	3,401	560,573

DWS Group GmbH & Co. KGaA(a)	9,296	223,664

Total Capital Markets		784,237

Chemicals – 8.7%

BASF SE	26,063	1,011,091

Covestro AG(a)	4,945	143,103

Evonik Industries AG	16,627	280,979

LANXESS AG	2,818	83,013

Symrise AG	1,699	167,191

Wacker Chemie AG	1,407	146,314

Total Chemicals		1,831,691

Commercial Services & Supplies – 0.7%

Bilfinger SE	5,456	137,900

Construction & Engineering – 1.0%

Hochtief AG	4,220	201,993

Construction Materials – 1.2%

HeidelbergCement AG	6,247	249,997

Diversified Financial Services – 0.0%

GRENKE AG	261	4,781

Diversified Telecommunication Services – 9.4%

Deutsche Telekom AG, Registered Shares	100,930	1,729,540

Vantage Towers AG	10,108	262,807

Total Diversified Telecommunication Services		1,992,347

Electrical Equipment – 0.2%

Varta AG(b)	1,361	39,133

Electronic Equipment, Instruments & Components – 0.0%

Jenoptik AG	327	6,516

Food Products – 0.1%

Suedzucker AG	2,205	26,764

Health Care Equipment & Supplies – 2.6%

Carl Zeiss Meditec AG, Bearer Shares	186	19,579

Eckert & Ziegler Strahlen – und Medizintechnik AG	101	3,402

Siemens Healthineers AG(a)	12,001	520,590

Total Health Care Equipment & Supplies		543,571

Health Care Providers & Services – 1.1%

Fresenius SE & Co. KGaA	11,091	$238,493

Health Care Technology – 0.0%

CompuGroup Medical SE & Co. KgaA	274	9,545

Household Products – 1.6%

Henkel AG & Co. KGaA	5,963	340,568

Independent Power & Renewable Electricity Producers – 2.8%

Encavis AG	1,713	31,012

RWE AG	14,934	552,871

Total Independent Power & Renewable Electricity Producers		583,883

Industrial Conglomerates – 5.5%

Siemens AG, Registered Shares	11,687	1,158,656

Insurance – 15.3%

Allianz SE, Registered Shares	8,559	1,356,664

Hannover Rueck SE	4,172	630,230

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	4,111	996,767

Talanx AG*	6,912	246,477

Total Insurance		3,230,138

IT Services – 0.2%

Bechtle AG	623	22,661

CANCOM SE	356	8,496

Total IT Services		31,157

Life Sciences Tools & Services – 0.1%

Gerresheimer AG	354	17,444

Machinery – 2.1%

Duerr AG	403	8,464

GEA Group AG	6,381	208,413

KION Group AG	403	7,823

Knorr-Bremse AG	2,985	129,778

NORMA Group SE	434	5,880

Traton SE	5,005	60,015

Wacker Neuson SE	1,137	15,004

Total Machinery		435,377

Marine – 2.1%

Hapag-Lloyd AG(a)	2,630	450,111

Media – 0.5%

ProSiebenSat.1 Media SE	15,519	111,075

Metals & Mining – 0.1%

Aurubis AG	582	30,777

Multi-Utilities – 4.6%

E.ON SE	124,797	965,344

Oil, Gas & Consumable Fuels – 0.1%

CropEnergies AG	1,981	23,909

Personal Products – 1.1%

Beiersdorf AG	2,361	233,493

Pharmaceuticals – 7.6%

Bayer AG, Registered Shares	29,365	1,364,007

Merck KGaA	1,443	235,794

Total Pharmaceuticals		1,599,801

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2022

Investments	Shares	Value

Real Estate Management & Development – 0.0%

PATRIZIA SE	894	$9,231

Semiconductors & Semiconductor Equipment – 0.9%

AIXTRON SE	454	11,088

Infineon Technologies AG	7,718	171,709

Total Semiconductors & Semiconductor Equipment		182,797

Software – 5.1%

Nemetschek SE	246	11,864

SAP SE	12,701	1,046,666

Software AG	1,104	25,438

Total Software		1,083,968

Specialty Retail – 0.5%

Fielmann AG	3,106	100,290

Hornbach Holding AG & Co. KGaA	211	13,312

Total Specialty Retail		113,602

Textiles, Apparel & Luxury Goods – 1.1%

adidas AG	1,837	213,938

Puma SE	166	7,801

Total Textiles, Apparel & Luxury Goods		221,739

Thrifts & Mortgage Finance – 0.1%

Aareal Bank AG*	633	20,476

Trading Companies & Distributors – 1.1%

Brenntag SE	3,866	236,253

Transportation Infrastructure – 0.1%

Hamburger Hafen und Logistik AG	1,250	13,666
TOTAL COMMON STOCKS (Cost: $27,849,094)		20,852,948

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%

United States – 0.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $30,250)	30,250	30,250

TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $27,879,344)		20,883,198

Other Assets less Liabilities – 1.1%		231,686

NET ASSETS – 100.0%		$21,114,884
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $28,753 and the total market value of the collateral held by the Fund was $30,250.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/5/2022	5,770,981	EUR	5,654,003	USD	$—	$(80)
Bank of America NA	10/5/2022	5,654,002	USD	5,611,996	EUR	155,839	—
Bank of America NA	11/3/2022	5,228,562	USD	5,326,175	EUR	36	—
Citibank NA	10/5/2022	5,771,009	EUR	5,654,002	USD	—	(51)
Citibank NA	10/5/2022	5,654,003	USD	5,610,533	EUR	157,274	—
Citibank NA	11/3/2022	5,228,562	USD	5,326,186	EUR	26	—
HSBC Holdings PLC	10/5/2022	5,770,980	EUR	5,654,002	USD	—	(80)
HSBC Holdings PLC	11/3/2022	5,228,562	USD	5,326,191	EUR	20	—
JP Morgan Chase Bank NA	10/5/2022	5,770,986	EUR	5,654,002	USD	—	(74)
JP Morgan Chase Bank NA	10/5/2022	5,654,002	USD	5,610,548	EUR	157,257	—
JP Morgan Chase Bank NA	11/3/2022	5,228,562	USD	5,326,180	EUR	31	—
UBS AG	10/5/2022	5,654,002	USD	5,610,515	EUR	157,290	—
						$627,773	$(285)

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$20,852,948	$—	$—	$20,852,948
Investment of Cash Collateral for Securities Loaned	—	30,250	—	30,250
Total Investments in Securities	$20,852,948	$30,250	$—	$20,883,198
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$627,773	$—	$627,773
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(285)	$—	$(285)
Total – Net	$20,852,948	$657,738	$—	$21,510,686
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 14.9%

ARB Corp. Ltd.(a)	33,332	$595,134

Aristocrat Leisure Ltd.	92,832	1,964,874

Beach Energy Ltd.	1,083,939	1,034,924

BHP Group Ltd.	2,389,950	59,190,535

carsales.com Ltd.	160,781	1,944,467

Cochlear Ltd.	21,251	2,658,064

Coles Group Ltd.	1,263,632	13,348,589

CSL Ltd.	132,263	24,237,670

Domino’s Pizza Enterprises Ltd.(a)	26,588	880,722

Eagers Automotive Ltd.(a)	196,800	1,390,593

Evolution Mining Ltd.	1,870,313	2,465,161

Netwealth Group Ltd.	91,117	710,620

OZ Minerals Ltd.(a)	137,031	2,271,323

Pro Medicus Ltd.(a)	10,311	332,732

REA Group Ltd.(a)	31,204	2,304,191

Rio Tinto Ltd.	1,000,815	54,698,563

Technology One Ltd.	124,633	849,407

WiseTech Global Ltd.	18,188	608,087

Total Australia		171,485,656

Belgium – 0.2%

Melexis NV	27,404	1,879,243

China – 1.1%

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	621,500	698,306

BYD Electronic International Co. Ltd.(a)	702,000	1,695,553

China Nonferrous Mining Corp. Ltd.(a)	3,787,500	1,447,470

Lenovo Group Ltd.	12,990,600	9,035,615

Total China		12,876,944

Denmark – 8.5%

AP Moller – Maersk A/S, Class B	4,156	7,592,055

Coloplast A/S, Class B	97,614	9,977,594

DSV A/S	18,354	2,166,719

GN Store Nord A/S	19,074	337,004

H Lundbeck A/S	361,243	1,157,278

Novo Nordisk A/S, Class B	710,250	71,250,524

Royal Unibrew A/S	26,666	1,738,759

SimCorp A/S	13,609	770,828

Vestas Wind Systems A/S	167,354	3,122,659

Total Denmark		98,113,420

Finland – 2.7%

Kesko Oyj, Class A	93,951	1,695,360

Kesko Oyj, Class B	212,658	3,988,485

Neste Oyj	351,640	15,432,885

Nokian Renkaat Oyj	114,052	1,106,137

Orion Oyj, Class B	125,528	5,297,697

Tokmanni Group Corp.	71,333	781,273

Uponor Oyj	51,791	683,935

Valmet Oyj	110,304	2,250,875

Total Finland		31,236,647

France – 10.8%

Alten SA	9,204	$1,025,198

Arkema SA	46,923	3,451,285

BioMerieux	19,092	1,522,463

Bureau Veritas SA	153,674	3,459,563

Cie Generale des Etablissements Michelin SCA	317,606	7,204,508

Hermes International	9,179	10,943,514

Kering SA	40,227	18,070,708

La Francaise des Jeux SAEM(b)	100,376	2,996,216

LVMH Moet Hennessy Louis Vuitton SE	110,673	66,180,041

Sartorius Stedim Biotech	3,767	1,170,207

SEB SA(a)	24,872	1,576,470

Teleperformance	10,060	2,571,242

Trigano SA	16,441	1,459,242

Verallia SA(b)	98,399	2,228,688

Total France		123,859,345

Germany – 5.1%

adidas AG	59,975	6,984,734

Covestro AG(b)	133,449	3,861,861

CropEnergies AG	79,412	958,446

Dermapharm Holding SE	18,244	666,295

Deutsche Post AG, Registered Shares	812,254	24,758,965

Eckert & Ziegler Strahlen – und Medizintechnik AG	227	7,646

Fielmann AG	51,610	1,666,449

Hamburger Hafen und Logistik AG	57,751	631,385

Hapag-Lloyd AG(a)(b)	81,412	13,933,241

Instone Real Estate Group SE(b)	17,057	142,201

Knorr-Bremse AG	72,319	3,144,203

Nemetschek SE	10,410	502,055

Varta AG(a)	22,085	635,004

VERBIO Vereinigte BioEnergie AG	5,915	350,575

Total Germany		58,243,060

Hong Kong – 0.5%

Sun Hung Kai & Co. Ltd.	1,362,000	491,020

Techtronic Industries Co. Ltd.	520,500	5,029,354

Total Hong Kong		5,520,374

Ireland – 0.1%

Kingspan Group PLC	22,622	1,026,970

Israel – 0.8%

Altshuler Shaham Penn Ltd.	130,820	283,666

AudioCodes Ltd.	14,808	321,134

Delek Automotive Systems Ltd.	250,657	3,400,769

Hilan Ltd.	11,456	615,144

Matrix IT Ltd.	26,431	601,135

Maytronics Ltd.	41,281	513,307

One Software Technologies Ltd.	38,357	582,302

Strauss Group Ltd.	112,976	2,692,393

Total Israel		9,009,850

Italy – 1.5%

Amplifon SpA	37,266	982,055

Carel Industries SpA(b)	12,625	236,725

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

Investments	Shares	Value

De’ Longhi SpA(a)	69,455	$1,025,387

DiaSorin SpA(a)	9,197	1,034,329

Ferrari NV	22,115	4,153,172

Gruppo MutuiOnline SpA	16,872	331,895

GVS SpA*(a)(b)	65,915	389,379

Moncler SpA	58,424	2,426,194

RAI Way SpA(b)	267,718	1,225,849

Recordati Industria Chimica e Farmaceutica SpA	125,188	4,622,316

Sesa SpA	2,647	290,172

Technogym SpA(a)(b)	128,483	808,075

Tinexta SpA(a)	4,019	75,358

Total Italy		17,600,906

Japan – 12.6%

Anritsu Corp.(a)	127,900	1,395,241

Asahi Holdings, Inc.(a)	145,000	2,033,576

Astellas Pharma, Inc.	1,308,800	17,333,722

BayCurrent Consulting, Inc.	1,900	494,214

Benefit One, Inc.	22,900	321,639

BML, Inc.	40,600	914,408

Capcom Co. Ltd.	94,200	2,368,911

Cosmos Pharmaceutical Corp.	5,600	555,183

Cybozu, Inc.	7,400	76,687

Daiwabo Holdings Co. Ltd.	124,900	1,607,577

Digital Arts, Inc.	1,300	56,492

Disco Corp.	24,491	5,414,432

DTS Corp.(a)	70,300	1,668,317

eGuarantee, Inc.	19,500	336,126

eRex Co. Ltd.	12,000	231,138

Fast Retailing Co. Ltd.	18,581	9,847,307

Fujimi, Inc.(a)	17,100	714,740

Future Corp.	51,600	564,322

Goldwin, Inc.	12,900	682,676

Haseko Corp.	373,200	4,050,552

Hoya Corp.	57,300	5,494,656

Infocom Corp.(a)	55,200	726,491

Infomart Corp.	21,300	64,895

IR Japan Holdings Ltd.(a)	5,800	82,144

Japan Lifeline Co. Ltd.	130,300	870,497

Japan Material Co. Ltd.	56,300	718,798

JCR Pharmaceuticals Co. Ltd.	26,700	399,361

Kakaku.com, Inc.	66,391	1,129,259

Kaken Pharmaceutical Co. Ltd.(a)	62,000	1,634,115

Kanematsu Electronics Ltd.	59,200	1,629,846

Keyence Corp.	21,400	7,081,834

KH Neochem Co. Ltd.	39,000	710,242

Kobe Bussan Co. Ltd.(a)	44,300	1,069,664

Koei Tecmo Holdings Co. Ltd.(a)	161,000	2,641,715

Lasertec Corp.(a)	8,200	832,492

M3, Inc.	34,400	962,758

Maruwa Unyu Kikan Co. Ltd.(a)	34,200	342,839

MCJ Co. Ltd.	109,600	751,893

Meitec Corp.	68,500	1,085,626

Milbon Co. Ltd.	11,000	484,093

MonotaRO Co. Ltd.(a)	55,100	845,848

Nihon M&A Center Holdings, Inc.	42,100	483,694

Nippon Shinyaku Co. Ltd.	23,000	1,175,861

Nissan Chemical Corp.	69,068	3,077,748

Nomura Research Institute Ltd.	163,300	4,005,078

NSD Co. Ltd.(a)	76,900	1,307,478

Olympus Corp.	184,300	3,537,791

Otsuka Corp.	112,500	3,516,961

Recruit Holdings Co. Ltd.	131,800	3,788,869

Seria Co. Ltd.	45,600	796,413

Shionogi & Co. Ltd.	134,100	6,475,007

Solasto Corp.	69,600	414,970

Sysmex Corp.	31,236	1,676,336

Systena Corp.	139,800	389,232

Taiyo Yuden Co. Ltd.	43,700	1,124,616

TechnoPro Holdings, Inc.	49,800	1,061,405

Toei Animation Co. Ltd.	6,200	529,428

Tokyo Electron Ltd.	90,358	22,285,955

Trend Micro, Inc.	99,800	5,391,799

UT Group Co. Ltd.	17,000	279,761

Wacom Co. Ltd.	104,000	510,857

West Holdings Corp.(a)	11,000	316,522

Workman Co. Ltd.(a)	25,900	819,524

ZOZO, Inc.	95,800	1,915,404

Total Japan		145,107,035

Netherlands – 3.9%

ASM International NV	9,119	2,088,188

ASML Holding NV	48,793	20,726,102

BE Semiconductor Industries NV	53,693	2,345,449

IMCD NV	8,584	1,030,982

Randstad NV(a)	242,983	10,611,744

Signify NV(b)	108,568	2,832,330

STMicroelectronics NV(a)	158,043	4,993,164

Total Netherlands		44,627,959

Norway – 0.9%

AF Gruppen ASA	79,614	1,011,134

Aker BP ASA(a)	308,845	8,859,570

TOMRA Systems ASA	64,248	1,134,234

Total Norway		11,004,938

Portugal – 0.6%

Altri SGPS SA(a)	267,461	1,355,944

Jeronimo Martins SGPS SA	277,899	5,186,242

Total Portugal		6,542,186

Singapore – 0.8%

Japfa Ltd.(a)	1,635,400	632,551

Sheng Siong Group Ltd.	2,544,900	2,802,245

Singapore Exchange Ltd.	914,200	6,027,132

Total Singapore		9,461,928

Spain – 3.6%

Cie Automotive SA	77,147	1,608,279

Faes Farma SA	448,746	1,630,968

Industria de Diseno Textil SA(a)	1,836,527	38,285,980

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

Investments	Shares	Value

Laboratorios Farmaceuticos Rovi SA	10,954	$474,314

Total Spain		41,999,541

Sweden – 5.5%

AddLife AB, Class B	19,762	207,103

Assa Abloy AB, Class B	432,526	8,173,075

Atlas Copco AB, Class A	1,128,319	10,655,358

Atlas Copco AB, Class B	633,307	5,322,119

Bilia AB, Class A	113,664	1,307,943

Epiroc AB, Class A	226,086	3,262,687

Epiroc AB, Class B	147,097	1,868,950

EQT AB	155,141	3,062,978

Evolution AB(b)	24,328	1,944,048

Hexpol AB	222,633	1,843,656

Husqvarna AB, Class B(a)	343,789	1,923,793

Indutrade AB	73,164	1,202,533

JM AB	72,091	1,004,954

Lagercrantz Group AB, Class B(a)	73,242	644,477

Lifco AB, Class B(a)	60,451	850,862

Mycronic AB	39,764	483,725

Nibe Industrier AB, Class B	135,752	1,224,490

Nolato AB, Class B	110,359	505,677

Nordnet AB publ	71,343	813,879

Paradox Interactive AB	36,481	583,992

Samhallsbyggnadsbolaget i Norden AB(a)	771,793	846,034

Sandvik AB(a)	670,411	9,215,697

SKF AB, Class B(a)	360,431	4,879,906

Thule Group AB(a)(b)	49,703	1,001,002

Total Sweden		62,828,938

Switzerland – 11.8%

Coca-Cola HBC AG	234,139	4,950,333

EMS-Chemie Holding AG, Registered Shares(a)	12,412	7,925,773

Kuehne + Nagel International AG, Registered Shares(a)	49,105	10,077,938

Logitech International SA, Registered Shares(a)	56,214	2,624,367

Partners Group Holding AG	13,632	11,143,822

Roche Holding AG	204,762	67,290,088

Roche Holding AG, Bearer Shares	40,354	15,899,702

Schindler Holding AG, Participation Certificate	14,977	2,353,257

Schindler Holding AG, Registered Shares	31,592	4,814,630

SFS Group AG	14,379	1,244,695

Sonova Holding AG, Registered Shares	15,128	3,381,417

Straumann Holding AG, Registered Shares	13,629	1,271,717

Temenos AG, Registered Shares	15,587	1,068,008

VAT Group AG(b)	8,091	1,675,332

Total Switzerland		135,721,079

United Kingdom – 13.2%

Alpha FX Group PLC	10,451	198,330

Anglo American PLC	1,674,238	51,125,152

Antofagasta PLC	695,121	8,655,869

Ashtead Group PLC	59,807	2,727,917

Auto Trader Group PLC(b)	154,820	890,051

Bellway PLC	59,997	1,140,578

Burberry Group PLC	160,033	3,229,897

Computacenter PLC	48,382	1,043,990

Croda International PLC	32,170	2,314,846

Diageo PLC	908,295	38,503,961

Dunelm Group PLC(a)	102,344	834,000

EMIS Group PLC	32,355	682,628

Ferrexpo PLC	1,387,335	1,883,196

Fresnillo PLC(a)	369,366	3,171,589

Games Workshop Group PLC	9,763	631,564

Hikma Pharmaceuticals PLC	80,042	1,218,299

Howden Joinery Group PLC	167,323	943,626

IMI PLC	106,089	1,325,199

Impax Asset Management Group PLC(a)	44,067	258,258

Intertek Group PLC	63,079	2,610,286

Kainos Group PLC	32,705	469,865

Polar Capital Holdings PLC	142,707	661,110

RELX PLC	722,015	17,747,788

Rightmove PLC	189,068	1,017,714

RS Group PLC	130,270	1,409,123

Softcat PLC	57,979	770,191

Spirax-Sarco Engineering PLC	10,679	1,239,780

Synthomer PLC(a)	320,054	380,499

Taylor Wimpey PLC	3,521,192	3,470,812

Victrex PLC	45,439	847,083

Total United Kingdom		151,403,201
TOTAL COMMON STOCKS (Cost: $1,412,050,119)		1,139,549,220

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $882,631)	30,722	808,296

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%

United States – 4.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)
(Cost: $56,733,329)	56,733,329	56,733,329

TOTAL INVESTMENTS IN SECURITIES – 104.1% (Cost: $1,469,666,079)		1,197,090,845

Other Assets less Liabilities – (4.1)%		(47,683,607)

NET ASSETS – 100.0%		$1,149,407,238
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $69,560,713 and the total market value of the collateral held by the Fund was $73,949,586. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $17,216,257.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree International Quality Dividend Growth Fund	$1,121,046	$—	$—	$—	$(312,750)	$808,296	$26,267

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America NA	10/5/2022	32,286,612	CHF	32,806,897	USD	$—	$(729)

Bank of America NA	10/5/2022	198,680,368	DKK	26,179,211	USD	—	(442)

Bank of America NA	10/5/2022	92,210,149	EUR	90,341,049	USD	—	(1,278)

Bank of America NA	10/5/2022	48,687,319	GBP	54,352,760	USD	—	(1,987)

Bank of America NA	10/5/2022	5,736,724,263	JPY	39,637,478	USD	—	(552)

Bank of America NA	10/5/2022	37,194,495	NOK	3,412,509	USD	665	—

Bank of America NA	10/5/2022	188,889,021	SEK	17,022,022	USD	—	(437)

Bank of America NA	10/5/2022	3,329,330	SGD	2,320,335	USD	—	(60)

Bank of America NA	10/5/2022	32,368,029	USD	31,515,649	CHF	345,230	—

Bank of America NA	10/5/2022	25,829,005	USD	190,687,537	DKK	703,397	—

Bank of America NA	10/5/2022	89,132,529	USD	88,470,329	EUR	2,456,720	—

Bank of America NA	10/5/2022	53,625,667	USD	46,057,973	GBP	2,210,092	—

Bank of America NA	10/5/2022	39,107,235	USD	5,408,585,350	JPY	1,737,529	—

Bank of America NA	10/5/2022	3,366,859	USD	33,396,204	NOK	302,237	—

Bank of America NA	10/5/2022	16,794,313	USD	178,328,582	SEK	724,373	—

Bank of America NA	10/5/2022	2,289,295	USD	3,193,429	SGD	63,732	—

Bank of America NA	10/6/2022	50,330,408	AUD	32,360,892	USD	—	(664)

Bank of America NA	10/6/2022	41,730,543	HKD	5,316,248	USD	—	(49)

Bank of America NA	10/6/2022	9,364,968	ILS	2,632,830	USD	—	(39)

Bank of America NA	10/6/2022	31,927,992	USD	46,552,781	AUD	1,996,611	—

Bank of America NA	10/6/2022	5,245,131	USD	41,142,981	HKD	3,783	—

Bank of America NA	10/6/2022	2,597,611	USD	8,630,820	ILS	171,213	—

Bank of America NA	11/3/2022	29,790,751	USD	46,320,859	AUD	—	(746)

Bank of America NA	11/3/2022	32,662,584	USD	32,065,381	CHF	—	(1,988)

Bank of America NA	11/3/2022	24,579,796	USD	186,171,971	DKK	—	(579)

Bank of America NA	11/3/2022	81,235,804	USD	82,752,407	EUR	565	—

Bank of America NA	11/3/2022	52,615,524	USD	47,103,307	GBP	87	—

Bank of America NA	11/3/2022	4,624,002	USD	36,280,488	HKD	—	(831)

Bank of America NA	11/3/2022	2,403,382	USD	8,530,797	ILS	—	(635)

Bank of America NA	11/3/2022	2,835,983	USD	30,901,912	NOK	—	(354)

Bank of America NA	11/3/2022	15,346,897	USD	170,091,716	SEK	—	(468)

Bank of America NA	11/3/2022	2,314,768	USD	3,320,532	SGD	14	—

Bank of America NA	11/4/2022	37,316,042	USD	5,385,760,904	JPY	491	—

Citibank NA	10/5/2022	529,015	CHF	534,229	USD	3,299	—

Citibank NA	10/5/2022	32,286,744	CHF	32,806,897	USD	—	(595)

Citibank NA	10/5/2022	3,283,888	DKK	426,304	USD	6,392	—

Citibank NA	10/5/2022	198,678,498	DKK	26,179,213	USD	—	(690)

Citibank NA	10/5/2022	1,523,867	EUR	1,471,118	USD	21,839	—

Citibank NA	10/5/2022	92,210,618	EUR	90,341,048	USD	—	(817)

Citibank NA	10/5/2022	820,099	GBP	885,083	USD	30,413	—

Citibank NA	10/5/2022	48,689,447	GBP	54,352,760	USD	389	—

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank NA	10/5/2022	93,113,334	JPY	645,459	USD	$—	$(2,108)

Citibank NA	10/5/2022	5,736,771,683	JPY	39,637,477	USD	—	(223)

Citibank NA	10/5/2022	595,926	NOK	55,569	USD	—	(883)

Citibank NA	10/5/2022	37,191,366	NOK	3,412,509	USD	378	—

Citibank NA	10/5/2022	3,125,620	SEK	277,187	USD	4,476	—

Citibank NA	10/5/2022	188,891,495	SEK	17,022,021	USD	—	(213)

Citibank NA	10/5/2022	54,198	SGD	37,784	USD	—	(13)

Citibank NA	10/5/2022	3,329,366	SGD	2,320,334	USD	—	(34)

Citibank NA	10/6/2022	811,626	AUD	526,966	USD	—	(5,126)

Citibank NA	10/6/2022	50,330,331	AUD	32,360,893	USD	—	(714)

Citibank NA	10/6/2022	679,409	HKD	86,570	USD	—	(18)

Citibank NA	10/6/2022	41,730,527	HKD	5,316,248	USD	—	(51)

Citibank NA	10/6/2022	150,619	ILS	42,873	USD	—	(529)

Citibank NA	10/6/2022	9,365,010	ILS	2,632,832	USD	—	(30)

Citibank NA	11/3/2022	29,790,751	USD	46,320,787	AUD	—	(700)

Citibank NA	11/3/2022	32,662,586	USD	32,064,207	CHF	—	(790)

Citibank NA	11/3/2022	24,579,797	USD	186,175,248	DKK	—	(1,011)

Citibank NA	11/3/2022	81,235,804	USD	82,752,576	EUR	400	—

Citibank NA	11/3/2022	52,615,523	USD	47,100,734	GBP	2,960	—

Citibank NA	11/3/2022	4,624,002	USD	36,274,926	HKD	—	(121)

Citibank NA	11/3/2022	2,403,381	USD	8,528,902	ILS	—	(102)

Citibank NA	11/3/2022	2,835,985	USD	30,899,872	NOK	—	(165)

Citibank NA	11/3/2022	15,346,898	USD	170,089,517	SEK	—	(269)

Citibank NA	11/3/2022	2,314,767	USD	3,320,603	SGD	—	(36)

Citibank NA	11/4/2022	37,316,043	USD	5,385,817,022	JPY	103	—

HSBC Holdings PLC	10/5/2022	624,464	USD	599,429	CHF	15,389	—

HSBC Holdings PLC	10/5/2022	498,309	USD	3,685,031	DKK	12,757	—

HSBC Holdings PLC	10/5/2022	1,719,599	USD	1,709,856	EUR	44,425	—

HSBC Holdings PLC	10/5/2022	1,034,579	USD	892,858	GBP	37,861	—

HSBC Holdings PLC	10/5/2022	754,480	USD	107,272,192	JPY	13,301	—

HSBC Holdings PLC	10/5/2022	64,955	USD	644,339	NOK	5,827	—

HSBC Holdings PLC	10/5/2022	324,006	USD	3,434,701	SEK	14,491	—

HSBC Holdings PLC	10/5/2022	44,166	USD	61,800	SGD	1,096	—

HSBC Holdings PLC	10/6/2022	615,974	USD	900,281	AUD	37,133	—

HSBC Holdings PLC	10/6/2022	101,192	USD	793,811	HKD	66	—

HSBC Holdings PLC	10/6/2022	50,115	USD	170,607	ILS	2,152	—

JP Morgan Chase Bank NA	10/5/2022	32,287,039	CHF	32,806,897	USD	—	(295)

JP Morgan Chase Bank NA	10/5/2022	198,681,692	DKK	26,179,213	USD	—	(269)

JP Morgan Chase Bank NA	10/5/2022	92,210,242	EUR	90,341,048	USD	—	(1,186)

JP Morgan Chase Bank NA	10/5/2022	48,688,749	GBP	54,352,760	USD	—	(390)

JP Morgan Chase Bank NA	10/5/2022	5,736,755,828	JPY	39,637,477	USD	—	(333)

JP Morgan Chase Bank NA	10/5/2022	37,185,718	NOK	3,412,509	USD	—	(140)

JP Morgan Chase Bank NA	10/5/2022	188,891,852	SEK	17,022,021	USD	—	(180)

JP Morgan Chase Bank NA	10/5/2022	3,329,366	SGD	2,320,334	USD	—	(34)

JP Morgan Chase Bank NA	10/5/2022	32,368,029	USD	31,506,845	CHF	354,176	—

JP Morgan Chase Bank NA	10/5/2022	416,309	USD	395,435	CHF	14,511	—

JP Morgan Chase Bank NA	10/5/2022	624,464	USD	601,763	CHF	13,018	—

JP Morgan Chase Bank NA	10/5/2022	624,464	USD	617,689	CHF	—	(3,165)

JP Morgan Chase Bank NA	10/5/2022	25,829,005	USD	190,633,632	DKK	710,500	—

JP Morgan Chase Bank NA	10/5/2022	332,206	USD	2,435,286	DKK	11,325	—

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

JP Morgan Chase Bank NA	10/5/2022	498,309	USD	3,697,729	DKK	$11,084	$—

JP Morgan Chase Bank NA	10/5/2022	498,309	USD	3,850,368	DKK	—	(9,028)

JP Morgan Chase Bank NA	10/5/2022	89,132,529	USD	88,447,503	EUR	2,479,083	—

JP Morgan Chase Bank NA	10/5/2022	1,146,399	USD	1,130,018	EUR	39,302	—

JP Morgan Chase Bank NA	10/5/2022	1,719,599	USD	1,715,708	EUR	38,692	—

JP Morgan Chase Bank NA	10/5/2022	1,719,599	USD	1,786,539	EUR	—	(30,702)

JP Morgan Chase Bank NA	10/5/2022	53,625,667	USD	46,057,736	GBP	2,210,357	—

JP Morgan Chase Bank NA	10/5/2022	689,719	USD	588,958	GBP	32,252	—

JP Morgan Chase Bank NA	10/5/2022	1,034,579	USD	906,659	GBP	22,455	—

JP Morgan Chase Bank NA	10/5/2022	1,034,579	USD	960,030	GBP	—	(37,124)

JP Morgan Chase Bank NA	10/5/2022	39,107,235	USD	5,407,095,364	JPY	1,747,824	—

JP Morgan Chase Bank NA	10/5/2022	502,987	USD	71,480,387	JPY	9,105	—

JP Morgan Chase Bank NA	10/5/2022	754,480	USD	107,961,032	JPY	8,541	—

JP Morgan Chase Bank NA	10/5/2022	754,480	USD	109,139,078	JPY	402	—

JP Morgan Chase Bank NA	10/5/2022	3,366,859	USD	33,393,740	NOK	302,463	—

JP Morgan Chase Bank NA	10/5/2022	43,304	USD	425,695	NOK	4,240	—

JP Morgan Chase Bank NA	10/5/2022	64,955	USD	666,304	NOK	3,811	—

JP Morgan Chase Bank NA	10/5/2022	64,955	USD	699,056	NOK	806	—

JP Morgan Chase Bank NA	10/5/2022	16,794,313	USD	178,293,180	SEK	727,563	—

JP Morgan Chase Bank NA	10/5/2022	216,004	USD	2,261,418	SEK	12,218	—

JP Morgan Chase Bank NA	10/5/2022	324,006	USD	3,498,782	SEK	8,716	—

JP Morgan Chase Bank NA	10/5/2022	324,006	USD	3,667,687	SEK	—	(6,505)

JP Morgan Chase Bank NA	10/5/2022	2,289,295	USD	3,193,370	SGD	63,774	—

JP Morgan Chase Bank NA	10/5/2022	29,444	USD	41,077	SGD	817	—

JP Morgan Chase Bank NA	10/5/2022	44,166	USD	62,198	SGD	819	—

JP Morgan Chase Bank NA	10/5/2022	44,166	USD	63,486	SGD	—	(79)

JP Morgan Chase Bank NA	10/6/2022	50,330,957	AUD	32,360,893	USD	—	(311)

JP Morgan Chase Bank NA	10/6/2022	41,730,527	HKD	5,316,248	USD	—	(51)

JP Morgan Chase Bank NA	10/6/2022	9,365,026	ILS	2,632,832	USD	—	(25)

JP Morgan Chase Bank NA	10/6/2022	31,927,992	USD	46,548,980	AUD	1,999,055	—

JP Morgan Chase Bank NA	10/6/2022	410,649	USD	596,128	AUD	27,365	—

JP Morgan Chase Bank NA	10/6/2022	615,974	USD	918,839	AUD	25,201	—

JP Morgan Chase Bank NA	10/6/2022	615,974	USD	953,297	AUD	3,046	—

JP Morgan Chase Bank NA	10/6/2022	5,245,131	USD	41,139,052	HKD	4,284	—

JP Morgan Chase Bank NA	10/6/2022	67,461	USD	529,181	HKD	47	—

JP Morgan Chase Bank NA	10/6/2022	101,192	USD	794,104	HKD	28	—

JP Morgan Chase Bank NA	10/6/2022	101,192	USD	794,229	HKD	12	—

JP Morgan Chase Bank NA	10/6/2022	2,597,611	USD	8,627,910	ILS	172,031	—

JP Morgan Chase Bank NA	10/6/2022	33,410	USD	112,257	ILS	1,851	—

JP Morgan Chase Bank NA	10/6/2022	50,115	USD	172,430	ILS	1,639	—

JP Morgan Chase Bank NA	10/6/2022	50,115	USD	175,333	ILS	823	—

JP Morgan Chase Bank NA	11/3/2022	29,790,751	USD	46,321,075	AUD	—	(885)

JP Morgan Chase Bank NA	11/3/2022	32,662,586	USD	32,063,685	CHF	—	(258)

JP Morgan Chase Bank NA	11/3/2022	24,579,797	USD	186,173,601	DKK	—	(793)

JP Morgan Chase Bank NA	11/3/2022	81,235,804	USD	82,752,492	EUR	482	—

JP Morgan Chase Bank NA	11/3/2022	52,615,523	USD	47,101,366	GBP	2,253	—

JP Morgan Chase Bank NA	11/3/2022	4,624,002	USD	36,274,486	HKD	—	(65)

JP Morgan Chase Bank NA	11/3/2022	2,403,381	USD	8,529,397	ILS	—	(242)

JP Morgan Chase Bank NA	11/3/2022	2,835,985	USD	30,895,178	NOK	266	—

JP Morgan Chase Bank NA	11/3/2022	15,346,898	USD	170,086,064	SEK	43	—

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

JP Morgan Chase Bank NA	11/3/2022	2,314,767	USD	3,320,547	SGD	$3	$—

JP Morgan Chase Bank NA	11/4/2022	37,316,043	USD	5,385,798,364	JPY	233	—

Morgan Stanley & Co. International	10/5/2022	32,286,842	CHF	32,806,897	USD	—	(495)

Morgan Stanley & Co. International	10/5/2022	198,680,671	DKK	26,179,213	USD	—	(404)

Morgan Stanley & Co. International	10/5/2022	92,216,266	EUR	90,341,048	USD	4,716	—

Morgan Stanley & Co. International	10/5/2022	48,688,400	GBP	54,352,760	USD	—	(779)

Morgan Stanley & Co. International	10/5/2022	5,737,240,555	JPY	39,637,477	USD	3,017	—

Morgan Stanley & Co. International	10/5/2022	37,186,407	NOK	3,412,509	USD	—	(77)

Morgan Stanley & Co. International	10/5/2022	188,890,814	SEK	17,022,021	USD	—	(274)

Morgan Stanley & Co. International	10/5/2022	3,329,359	SGD	2,320,334	USD	—	(39)

Morgan Stanley & Co. International	10/5/2022	32,368,029	USD	31,506,295	CHF	354,735	—

Morgan Stanley & Co. International	10/5/2022	25,829,005	USD	190,630,377	DKK	710,928	—

Morgan Stanley & Co. International	10/5/2022	89,132,529	USD	88,447,064	EUR	2,479,513	—

Morgan Stanley & Co. International	10/5/2022	53,625,667	USD	46,057,815	GBP	2,210,269	—

Morgan Stanley & Co. International	10/5/2022	39,107,235	USD	5,407,125,829	JPY	1,747,613	—

Morgan Stanley & Co. International	10/5/2022	3,366,859	USD	33,393,821	NOK	302,456	—

Morgan Stanley & Co. International	10/5/2022	16,794,313	USD	178,292,609	SEK	727,615	—

Morgan Stanley & Co. International	10/5/2022	2,289,295	USD	3,193,447	SGD	63,720	—

Morgan Stanley & Co. International	10/6/2022	50,330,519	AUD	32,360,893	USD	—	(593)

Morgan Stanley & Co. International	10/6/2022	41,730,314	HKD	5,316,248	USD	—	(78)

Morgan Stanley & Co. International	10/6/2022	9,364,976	ILS	2,632,832	USD	—	(39)

Morgan Stanley & Co. International	10/6/2022	31,927,992	USD	46,549,319	AUD	1,998,836	—

Morgan Stanley & Co. International	10/6/2022	5,245,131	USD	41,138,779	HKD	4,319	—

Morgan Stanley & Co. International	10/6/2022	2,597,611	USD	8,627,773	ILS	172,069	—

Morgan Stanley & Co. International	11/3/2022	29,790,751	USD	46,320,211	AUD	—	(329)

Morgan Stanley & Co. International	11/3/2022	32,662,586	USD	32,064,305	CHF	—	(890)

Morgan Stanley & Co. International	11/3/2022	24,579,797	USD	186,174,412	DKK	—	(900)

Morgan Stanley & Co. International	11/3/2022	81,235,804	USD	82,757,718	EUR	—	(4,649)

Morgan Stanley & Co. International	11/3/2022	52,615,523	USD	47,101,493	GBP	2,112	—

Morgan Stanley & Co. International	11/3/2022	4,624,002	USD	36,278,398	HKD	—	(564)

Morgan Stanley & Co. International	11/3/2022	2,403,381	USD	8,529,832	ILS	—	(365)

Morgan Stanley & Co. International	11/3/2022	2,835,985	USD	30,901,139	NOK	—	(281)

Morgan Stanley & Co. International	11/3/2022	15,346,898	USD	170,099,094	SEK	—	(1,133)

Morgan Stanley & Co. International	11/3/2022	2,314,767	USD	3,320,885	SGD	—	(233)

Morgan Stanley & Co. International	11/4/2022	37,316,043	USD	5,386,247,239	JPY	—	(2,877)

UBS AG	10/5/2022	32,368,029	USD	31,506,101	CHF	354,932	—

UBS AG	10/5/2022	25,829,006	USD	190,631,650	DKK	710,762	—

UBS AG	10/5/2022	89,132,528	USD	88,446,975	EUR	2,479,599	—

UBS AG	10/5/2022	53,625,666	USD	46,056,984	GBP	2,211,196	—

UBS AG	10/5/2022	39,107,236	USD	5,407,091,592	JPY	1,747,851	—

UBS AG	10/5/2022	3,366,859	USD	33,393,615	NOK	302,474	—

UBS AG	10/5/2022	16,794,311	USD	178,290,992	SEK	727,759	—

UBS AG	10/5/2022	2,289,294	USD	3,193,403	SGD	63,750	—

UBS AG	10/6/2022	31,927,990	USD	46,548,841	AUD	1,999,142	—

UBS AG	10/6/2022	5,245,132	USD	41,138,210	HKD	4,392	—
UBS AG	10/6/2022	2,597,611	USD	8,627,193	ILS	172,232	—
						$43,594,409	$(134,135)

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,139,549,220	$—	$—	$1,139,549,220
Exchange-Traded Fund	808,296	—	—	808,296
Investment of Cash Collateral for Securities Loaned	—	56,733,329	—	56,733,329
Total Investments in Securities	$1,140,357,516	$56,733,329	$—	$1,197,090,845
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$43,594,409	$—	$43,594,409
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(134,135)	$—	$(134,135)
Total – Net	$1,140,357,516	$100,193,603	$—	$1,240,551,119
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 97.9%

Japan – 97.9%

Air Freight & Logistics – 0.4%

Hitachi Transport System Ltd.	44,300	$2,650,441

Mitsui-Soko Holdings Co. Ltd.	33,100	703,185

Nippon Express Holdings, Inc.	78,500	3,991,571

Total Air Freight & Logistics		7,345,197

Auto Components – 4.7%

Aisan Industry Co. Ltd.	97,500	460,068

Aisin Corp.(a)	333,508	8,548,238

Bridgestone Corp.	617,585	19,921,271

Daikyonishikawa Corp.(a)	111,000	407,973

Denso Corp.	413,279	18,804,487

Eagle Industry Co. Ltd.	80,000	599,122

Exedy Corp.	73,800	837,194

FCC Co. Ltd.	56,900	519,292

FuKoKu Co. Ltd.	34,200	228,953

Furukawa Battery Co. Ltd.	15,000	116,377

Futaba Industrial Co. Ltd.	53,400	119,532

G-Tekt Corp.	37,000	323,362

H-One Co. Ltd.	45,100	177,290

JTEKT Corp.	168,578	1,066,824

Koito Manufacturing Co. Ltd.	83,802	1,141,136

KYB Corp.	31,600	675,685

Musashi Seimitsu Industry Co. Ltd.(a)	55,700	598,772

NGK Spark Plug Co. Ltd.	257,164	4,551,827

NHK Spring Co. Ltd.	213,000	1,252,292

Nifco, Inc.	49,890	1,035,749

NOK Corp.(a)	152,800	1,189,717

Pacific Industrial Co. Ltd.	60,800	427,610

Press Kogyo Co. Ltd.	214,300	583,331

Riken Corp.	12,200	192,509

Sanoh Industrial Co. Ltd.(a)	27,700	127,262

Shoei Co. Ltd.	14,000	505,855

Stanley Electric Co. Ltd.	95,207	1,489,161

Sumitomo Electric Industries Ltd.	642,983	6,503,348

Sumitomo Riko Co. Ltd.	60,600	235,710

Sumitomo Rubber Industries Ltd.	512,991	4,079,261

Suncall Corp.	62,200	281,038

Tachi-S Co. Ltd.	24,100	178,321

Taiho Kogyo Co. Ltd.(a)	20,300	94,526

Tokai Rika Co. Ltd.	95,714	909,893

Topre Corp.(a)	45,500	348,610

Toyo Tire Corp.(a)	114,100	1,237,604

Toyoda Gosei Co. Ltd.	109,300	1,649,939

Toyota Boshoku Corp.	256,836	3,144,242

TPR Co. Ltd.	40,594	333,457

TS Tech Co. Ltd.	134,964	1,323,112

Yokohama Rubber Co. Ltd.	252,700	3,868,757

Yorozu Corp.	20,500	113,303

Total Auto Components		90,202,010

Automobiles – 8.7%

Honda Motor Co. Ltd.	1,753,747	38,008,251

Isuzu Motors Ltd.	744,300	8,212,008

Subaru Corp.	575,567	8,616,903

Suzuki Motor Corp.	281,736	8,721,953

Toyota Motor Corp.	7,063,450	91,547,426

Yamaha Motor Co. Ltd.	545,000	10,192,511

Total Automobiles		165,299,052

Banks – 9.2%

Mitsubishi UFJ Financial Group, Inc.	16,721,622	75,264,339

Mizuho Financial Group, Inc.	3,793,664	40,952,019

Sumitomo Mitsui Financial Group, Inc.	2,132,400	59,282,031

Total Banks		175,498,389

Beverages – 1.6%

Asahi Group Holdings Ltd.	325,200	10,074,246

Kirin Holdings Co. Ltd.	908,745	13,981,658

Suntory Beverage & Food Ltd.	164,500	5,830,150

Takara Holdings, Inc.	97,200	709,803

Total Beverages		30,595,857

Biotechnology – 0.0%

Takara Bio, Inc.	25,200	296,143

Building Products – 1.5%

AGC, Inc.	255,647	7,930,188

Central Glass Co. Ltd.	52,200	1,199,109

Daikin Industries Ltd.	58,949	9,079,885

Lixil Corp.	245,100	3,588,151

Nihon Flush Co. Ltd.(a)	17,600	113,446

Noritz Corp.	55,700	592,615

Okabe Co. Ltd.	97,300	434,924

Sanwa Holdings Corp.	247,531	2,127,386

TOTO Ltd.	74,000	2,464,196

Total Building Products		27,529,900

Capital Markets – 0.3%

Monex Group, Inc.(a)	122,900	383,784

SBI Holdings, Inc.	295,900	5,306,963

Sparx Group Co. Ltd.(a)	65,800	606,427

Total Capital Markets		6,297,174

Chemicals – 5.9%

ADEKA Corp.	106,400	1,588,521

Aica Kogyo Co. Ltd.	63,600	1,375,301

Arakawa Chemical Industries Ltd.(a)	38,700	262,287

Asahi Kasei Corp.	1,200,822	7,926,943

Chugoku Marine Paints Ltd.(a)	83,600	513,458

Daicel Corp.	354,542	2,084,461

Denka Co. Ltd.	92,915	2,038,102

DIC Corp.	99,853	1,660,480

Fujimi, Inc.	30,700	1,283,188

Fuso Chemical Co. Ltd.	12,600	270,724

Ishihara Sangyo Kaisha Ltd.	35,200	247,807

JCU Corp.	10,000	201,803

JSP Corp.	28,000	269,854

JSR Corp.(a)	99,900	1,897,993

Kaneka Corp.	78,300	1,952,834

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2022

Investments	Shares	Value

Kansai Paint Co. Ltd.(a)	96,900	$1,370,371

KH Neochem Co. Ltd.	23,200	422,503

Kumiai Chemical Industry Co. Ltd.(a)	71,600	503,567

Kuraray Co. Ltd.	402,937	2,814,393

Kureha Corp.	13,900	852,755

Kyowa Leather Cloth Co. Ltd.	42,900	150,859

Lintec Corp.	106,747	1,637,950

MEC Co. Ltd.	5,000	77,101

Mitsubishi Chemical Group Corp.	1,163,863	5,319,781

Mitsubishi Gas Chemical Co., Inc.	198,382	2,598,586

Mitsui Chemicals, Inc.	190,915	3,718,190

Nihon Nohyaku Co. Ltd.	121,800	711,892

Nihon Parkerizing Co. Ltd.	116,100	746,755

Nippon Kayaku Co. Ltd.	222,200	1,777,661

Nippon Pillar Packing Co. Ltd.(a)	26,300	415,545

Nippon Sanso Holdings Corp.	163,353	2,574,239

Nippon Shokubai Co. Ltd.	29,800	1,111,748

Nippon Soda Co. Ltd.	33,400	1,016,457

Nissan Chemical Corp.	69,653	3,103,816

Nitto Denko Corp.	117,774	6,371,000

NOF Corp.(a)	57,200	2,062,828

Osaka Soda Co. Ltd.	26,500	695,706

Riken Technos Corp.	86,000	298,262

Sanyo Chemical Industries Ltd.(a)	21,700	656,644

Shin-Etsu Chemical Co. Ltd.	188,279	18,639,940

Showa Denko KK	120,700	1,712,790

Sumitomo Bakelite Co. Ltd.	40,300	1,103,938

Sumitomo Chemical Co. Ltd.	1,670,685	5,736,505

Sumitomo Seika Chemicals Co. Ltd.	17,600	364,293

T Hasegawa Co. Ltd.(a)	33,400	692,252

Taiyo Holdings Co. Ltd.	47,052	781,139

Teijin Ltd.	206,900	2,004,033

Tokai Carbon Co. Ltd.	138,300	935,409

Tokuyama Corp.	69,400	834,747

Tokyo Ohka Kogyo Co. Ltd.	25,400	1,059,905

Toray Industries, Inc.	889,118	4,372,339

Tosoh Corp.	326,107	3,627,291

Toyo Ink SC Holdings Co. Ltd.	111,100	1,458,358

Toyobo Co. Ltd.	69,451	496,610

UBE Corp.	141,400	1,887,352

Zeon Corp.	172,300	1,521,292

Total Chemicals		111,810,558

Commercial Services & Supplies – 0.1%

Pilot Corp.	21,100	800,297

Sato Holdings Corp.	33,500	416,132

Total Commercial Services & Supplies		1,216,429

Communications Equipment – 0.0%

Uniden Holdings Corp.	19,900	562,306

Construction & Engineering – 0.4%

Kajima Corp.	630,500	5,980,700

Penta-Ocean Construction Co. Ltd.	261,300	1,312,412

Taikisha Ltd.	39,800	885,392

Total Construction & Engineering		8,178,504

Construction Materials – 0.1%

Krosaki Harima Corp.	15,300	489,406

Taiheiyo Cement Corp.(a)	104,300	1,468,537

Total Construction Materials		1,957,943

Consumer Finance – 0.2%

Acom Co. Ltd.(a)	795,800	1,709,861

AEON Financial Service Co. Ltd.	149,800	1,482,010

Total Consumer Finance		3,191,871

Containers & Packaging – 0.2%

Toyo Seikan Group Holdings Ltd.	280,200	3,376,067

Diversified Financial Services – 0.5%

Mitsubishi HC Capital, Inc.	2,000,090	8,594,811

Electrical Equipment – 1.5%

Daihen Corp.	25,600	657,045

Fuji Electric Co. Ltd.	73,473	2,685,220

Furukawa Electric Co. Ltd.	42,081	666,633

GS Yuasa Corp.	70,484	1,099,540

Idec Corp.	25,000	508,480

Mabuchi Motor Co. Ltd.	15,200	412,698

Mitsubishi Electric Corp.	1,621,014	14,609,228

Nidec Corp.	84,716	4,758,307

Nippon Carbon Co. Ltd.	23,300	639,062

Nissin Electric Co. Ltd.	129,400	1,187,213

Sanyo Denki Co. Ltd.	8,200	279,574

Sinfonia Technology Co. Ltd.	38,300	355,098

Tatsuta Electric Wire and Cable Co. Ltd.(a)	104,700	315,377

Total Electrical Equipment		28,173,475

Electronic Equipment, Instruments & Components – 3.4%

A&D HOLON Holdings Co. Ltd.	15,400	86,818

Ai Holdings Corp.	39,700	566,105

Amano Corp.	70,933	1,190,833

Anritsu Corp.(a)	78,100	851,980

Canon Electronics, Inc.	35,900	393,115

Citizen Watch Co. Ltd.(a)	190,200	793,677

Dexerials Corp.(a)	72,400	1,625,617

Elematec Corp.	53,700	464,860

Furuno Electric Co. Ltd.	68,700	521,141

Hakuto Co. Ltd.	34,319	756,348

Hamamatsu Photonics KK	38,300	1,640,540

Hioki EE Corp.(a)	12,900	559,688

Hirose Electric Co. Ltd.	17,460	2,289,480

Horiba Ltd.	20,300	786,784

Ibiden Co. Ltd.(a)	25,501	697,668

Innotech Corp.	17,900	155,572

Iriso Electronics Co. Ltd.(a)	5,000	136,965

Japan Aviation Electronics Industry Ltd.(a)	59,600	872,928

Kaga Electronics Co. Ltd.	25,600	714,526

Keyence Corp.	22,240	7,359,812

Macnica Holdings, Inc.	65,400	1,226,264

Meiko Electronics Co. Ltd.(a)	10,800	186,236

Murata Manufacturing Co. Ltd.	431,168	19,755,475

Nichicon Corp.(a)	63,200	606,042

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2022

Investments	Shares	Value

Nippon Electric Glass Co. Ltd.	104,760	$1,804,323

Nissha Co. Ltd.	41,100	485,267

Omron Corp.	51,900	2,372,244

Optex Group Co. Ltd.	33,400	489,884

Osaki Electric Co. Ltd.	113,600	392,414

Restar Holdings Corp.	26,000	346,858

Ryosan Co. Ltd.	13,445	207,975

Sanshin Electronics Co. Ltd.(a)	35,954	416,559

Shimadzu Corp.	103,800	2,721,483

Siix Corp.(a)	46,000	345,131

Taiyo Yuden Co. Ltd.	57,800	1,487,478

TDK Corp.	175,304	5,395,553

Tokyo Electron Device Ltd.(a)	16,000	585,858

Topcon Corp.	37,200	414,547

V Technology Co. Ltd.	20,200	356,984

Yokogawa Electric Corp.	123,838	1,946,398

Total Electronic Equipment, Instruments & Components		64,007,430

Energy Equipment & Services – 0.0%

Modec, Inc.*	42,800	437,329

Entertainment – 3.7%

Capcom Co. Ltd.	96,000	2,414,177

Koei Tecmo Holdings Co. Ltd.(a)	168,444	2,763,857

Konami Group Corp.(a)	59,200	2,732,087

Marvelous, Inc.	110,300	507,512

Nintendo Co. Ltd.	1,482,700	59,965,635

Square Enix Holdings Co. Ltd.	38,900	1,674,303

Toei Animation Co. Ltd.(a)	5,700	486,732

Total Entertainment		70,544,303

Food & Staples Retailing – 1.2%

Cosmos Pharmaceutical Corp.	5,600	555,183

Seven & I Holdings Co. Ltd.	554,524	22,243,023

Total Food & Staples Retailing		22,798,206

Food Products – 1.4%

Ajinomoto Co., Inc.	365,013	9,991,236

Ariake Japan Co. Ltd.(a)	11,500	398,839

Fuji Oil Holdings, Inc.(a)	47,100	782,912

Kagome Co. Ltd.	47,400	987,330

Kikkoman Corp.	29,700	1,682,545

Nippon Suisan Kaisha Ltd.	156,800	590,390

Nisshin Seifun Group, Inc.(a)	209,200	2,121,701

Nissin Foods Holdings Co. Ltd.(a)	44,000	3,061,108

Riken Vitamin Co. Ltd.	43,200	524,387

Sakata Seed Corp.	27,100	900,556

Toyo Suisan Kaisha Ltd.	68,100	2,804,076

Yakult Honsha Co. Ltd.	51,987	3,020,558

Total Food Products		26,865,638

Health Care Equipment & Supplies – 1.1%

Hoya Corp.	87,557	8,396,084

Jeol Ltd.	5,100	167,540

Mani, Inc.	27,800	337,645

Nakanishi, Inc.	48,700	888,574

Nihon Kohden Corp.	27,600	587,295

Nipro Corp.(a)	157,700	1,185,378

Olympus Corp.	187,900	3,606,896

Sysmex Corp.	33,160	1,779,591

Terumo Corp.	136,112	3,831,015

Total Health Care Equipment & Supplies		20,780,018

Health Care Technology – 0.1%

M3, Inc.	34,600	968,355

Household Durables – 1.9%

Casio Computer Co. Ltd.(a)	211,357	1,852,997

Fujitsu General Ltd.(a)	42,800	888,556

JVCKenwood Corp.	131,400	178,837

Nikon Corp.	232,600	2,196,720

Panasonic Holdings Corp.(a)	1,211,070	8,488,241

Rinnai Corp.	18,500	1,327,956

Sekisui Chemical Co. Ltd.	387,100	4,728,266

Sharp Corp.(a)	392,900	2,342,552

Sony Group Corp.	170,600	10,944,707

Sumitomo Forestry Co. Ltd.	179,200	2,729,877

Toa Corp.	45,400	239,632

Zojirushi Corp.(a)	48,800	525,608

Total Household Durables		36,443,949

Household Products – 0.3%

Pigeon Corp.	106,100	1,549,590

Unicharm Corp.	147,200	4,830,564

Total Household Products		6,380,154

Industrial Conglomerates – 1.7%

Hitachi Ltd.	476,605	20,131,700

Nisshinbo Holdings, Inc.	189,524	1,374,833

Toshiba Corp.	302,200	10,748,044

Total Industrial Conglomerates		32,254,577

Insurance – 5.2%

Dai-ichi Life Holdings, Inc.	854,600	13,532,372

MS&AD Insurance Group Holdings, Inc.	776,800	20,586,582

Sompo Holdings, Inc.	669,600	26,655,395

Tokio Marine Holdings, Inc.(a)	2,187,900	38,771,381

Total Insurance		99,545,730

Internet & Direct Marketing Retail – 0.0%

Aucnet, Inc.(a)	12,200	188,042

IT Services – 0.8%

Fujitsu Ltd.	60,232	6,568,532

GMO GlobalSign Holdings KK(a)	3,300	100,770

NEC Corp.	129,700	4,144,271

NTT Data Corp.	350,200	4,514,651

Total IT Services		15,328,224

Leisure Products – 0.9%

Bandai Namco Holdings, Inc.	86,700	5,650,220

GLOBERIDE, Inc.	19,900	296,689

Mizuno Corp.	22,000	391,074

Roland Corp.	32,300	990,791

Sega Sammy Holdings, Inc.	190,900	2,596,857

Shimano, Inc.	27,800	4,367,488

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2022

Investments	Shares	Value

Yamaha Corp.	53,407	$1,896,521

Total Leisure Products		16,189,640

Machinery – 5.0%

Amada Co. Ltd.	314,393	2,130,778

Anest Iwata Corp.	50,600	298,891

Bando Chemical Industries Ltd.	68,500	485,550

CKD Corp.	27,800	329,962

Daifuku Co. Ltd.	30,000	1,411,448

DMG Mori Co. Ltd.	36,700	418,356

Ebara Corp.	75,531	2,470,823

FANUC Corp.	108,589	15,199,234

Fujitec Co. Ltd.(a)	65,200	1,314,856

Glory Ltd.	61,400	900,564

Hitachi Zosen Corp.	77,400	458,267

Hokuetsu Industries Co. Ltd.	42,700	283,792

Hoshizaki Corp.	56,238	1,567,725

IHI Corp.	53,700	1,150,092

Iwaki Co. Ltd.	22,900	200,135

Japan Steel Works Ltd.	32,200	633,122

Kawasaki Heavy Industries Ltd.(a)	43,700	660,278

Kito Corp.	24,600	461,935

Komatsu Ltd.	586,506	10,579,759

Kubota Corp.	592,302	8,200,444

Kurita Water Industries Ltd.(a)	49,400	1,761,056

Makita Corp.(a)	104,338	2,017,631

Meidensha Corp.(a)	33,800	460,256

MINEBEA MITSUMI, Inc.	127,901	1,890,084

MISUMI Group, Inc.	70,500	1,519,638

Mitsubishi Heavy Industries Ltd.	407,119	13,517,661

Mitsubishi Logisnext Co. Ltd.	13,400	68,322

Mitsuboshi Belting Ltd.(a)	31,500	655,049

Miura Co. Ltd.	41,400	842,616

Nabtesco Corp.	72,200	1,473,978

NGK Insulators Ltd.	262,175	3,260,320

Nissei ASB Machine Co. Ltd.	10,500	259,698

Nissei Plastic Industrial Co. Ltd.	15,800	97,041

Nitta Corp.	27,600	530,091

Nomura Micro Science Co. Ltd.(a)	4,600	106,622

Noritake Co. Ltd.	13,600	377,243

Obara Group, Inc.(a)	18,700	414,709

Organo Corp.	26,400	374,081

OSG Corp.	35,624	439,562

Sansei Technologies, Inc.	25,800	134,753

Shibaura Machine Co. Ltd.	24,100	479,519

SMC Corp.	17,951	7,220,334

Sodick Co. Ltd.	85,400	447,222

Star Micronics Co. Ltd.	48,600	546,958

Sumitomo Heavy Industries Ltd.(a)	114,037	2,105,917

Takeuchi Manufacturing Co. Ltd.	29,200	536,814

Teikoku Electric Manufacturing Co. Ltd.	22,000	279,056

Tocalo Co. Ltd.(a)	88,200	713,546

Torishima Pump Manufacturing Co. Ltd.	38,200	352,059

Tsubaki Nakashima Co. Ltd.	44,000	342,893

Tsubakimoto Chain Co.	33,600	709,164

Tsugami Corp.(a)	57,200	462,358

YAMABIKO Corp.	50,300	383,996

Yaskawa Electric Corp.	62,400	1,795,544

Yushin Precision Equipment Co. Ltd.	43,100	209,924

Total Machinery		95,941,726

Marine – 2.0%

Iino Kaiun Kaisha Ltd.	175,000	787,074

Mitsui OSK Lines Ltd.(a)	1,042,700	18,744,035

Nippon Yusen KK(a)	1,091,600	18,604,976

NS United Kaiun Kaisha Ltd.	28,800	751,114

Total Marine		38,887,199

Media – 0.2%

Dentsu Group, Inc.	159,600	4,531,804

Metals & Mining – 2.2%

Asahi Holdings, Inc.	107,800	1,511,859

Daido Steel Co. Ltd.(a)	30,900	751,446

Daiki Aluminium Industry Co. Ltd.(a)	46,400	377,945

Dowa Holdings Co. Ltd.	38,500	1,380,462

JFE Holdings, Inc.(a)	717,000	6,642,696

Kobe Steel Ltd.	329,100	1,318,719

Kyoei Steel Ltd.	57,600	551,944

Maruichi Steel Tube Ltd.	102,900	2,103,569

Mitsubishi Materials Corp.	134,500	1,848,219

Mitsui Mining & Smelting Co. Ltd.	46,000	966,113

Neturen Co. Ltd.	41,000	181,851

Nippon Steel Corp.	905,200	12,548,163

Nippon Yakin Kogyo Co. Ltd.(a)	21,110	380,941

Nittetsu Mining Co. Ltd.(a)	13,400	254,400

Sanyo Special Steel Co. Ltd.	42,600	550,361

Sumitomo Metal Mining Co. Ltd.	332,300	9,550,368

Total Metals & Mining		40,919,056

Multiline Retail – 0.1%

Ryohin Keikaku Co. Ltd.	153,600	1,282,963

Oil, Gas & Consumable Fuels – 2.5%

ENEOS Holdings, Inc.	6,938,800	22,296,010

Idemitsu Kosan Co. Ltd.(a)	495,600	10,734,091

Inpex Corp.	1,436,400	13,486,252

Nippon Coke & Engineering Co. Ltd.(a)	217,900	136,992

Total Oil, Gas & Consumable Fuels		46,653,345

Paper & Forest Products – 0.3%

Daiken Corp.	28,800	362,922

Hokuetsu Corp.(a)	128,900	672,351

Nippon Paper Industries Co. Ltd.	112,600	732,023

Oji Holdings Corp.	798,900	2,969,417

Total Paper & Forest Products		4,736,713

Personal Products – 0.9%

Kao Corp.	321,180	13,087,289

Rohto Pharmaceutical Co. Ltd.	34,300	1,098,349

Shiseido Co. Ltd.	64,822	2,264,258

Total Personal Products		16,449,896

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2022

Investments	Shares	Value

Pharmaceuticals – 7.4%

Astellas Pharma, Inc.	1,320,504	$17,488,730

Chugai Pharmaceutical Co. Ltd.	719,200	18,016,644

Kyowa Kirin Co. Ltd.	198,970	4,556,880

Nippon Shinyaku Co. Ltd.	25,800	1,319,009

Ono Pharmaceutical Co. Ltd.	363,900	8,500,093

Otsuka Holdings Co. Ltd.	365,100	11,562,530

Shionogi & Co. Ltd.	140,177	6,768,435

Sumitomo Pharma Co. Ltd.	177,600	1,265,022

Takeda Pharmaceutical Co. Ltd.	2,713,763	70,625,895

Towa Pharmaceutical Co. Ltd.	33,500	491,350

Total Pharmaceuticals		140,594,588

Professional Services – 0.3%

Outsourcing, Inc.	20,000	151,577

Persol Holdings Co. Ltd.	69,500	1,284,414

Recruit Holdings Co. Ltd.	148,200	4,260,321

Total Professional Services		5,696,312

Road & Rail – 0.0%

Alps Logistics Co. Ltd.	51,000	364,676

Semiconductors & Semiconductor Equipment – 3.0%

Advantest Corp.(a)	116,400	5,387,958

Disco Corp.	25,500	5,637,501

Ferrotec Holdings Corp.(a)	15,500	253,256

Furuya Metal Co. Ltd.	2,300	123,465

Lasertec Corp.	13,300	1,350,261

Micronics Japan Co. Ltd.	25,900	211,681

Mitsui High-Tec, Inc.(a)	5,700	268,175

Optorun Co. Ltd.	33,700	487,066

Rohm Co. Ltd.	47,400	3,097,889

SCREEN Holdings Co. Ltd.	13,160	716,438

Shibaura Mechatronics Corp.	5,100	329,441

Shinko Electric Industries Co. Ltd.(a)	56,059	1,206,424

SUMCO Corp.	103,300	1,204,673

Tokyo Electron Ltd.	136,853	33,753,512

Tokyo Seimitsu Co. Ltd.	36,900	1,086,006

Ulvac, Inc.	22,600	800,981

Yamaichi Electronics Co. Ltd.	33,400	412,582

Total Semiconductors & Semiconductor Equipment		56,327,309

Software – 0.3%

Cybernet Systems Co. Ltd.	65,100	406,580

Trend Micro, Inc.	102,808	5,554,310

Total Software		5,960,890

Specialty Retail – 0.8%

ABC-Mart, Inc.	78,200	3,365,823

Fast Retailing Co. Ltd.	21,000	11,129,296

IDOM, Inc.	34,500	207,126

VT Holdings Co. Ltd.	166,000	545,898

Total Specialty Retail		15,248,143

Technology Hardware, Storage & Peripherals – 2.8%

Brother Industries Ltd.	225,843	3,886,662

Canon, Inc.	1,258,497	27,579,208

Eizo Corp.	24,800	621,949

FUJIFILM Holdings Corp.	273,295	12,478,542

Konica Minolta, Inc.(a)	751,900	2,316,815

MCJ Co. Ltd.	96,300	660,651

Riso Kagaku Corp.	27,400	442,580

Roland DG Corp.	15,500	318,470

Seiko Epson Corp.	364,700	4,963,619

Toshiba TEC Corp.	15,200	392,746

Wacom Co. Ltd.	89,000	437,176

Total Technology Hardware, Storage & Peripherals		54,098,418

Textiles, Apparel & Luxury Goods – 0.2%

Asics Corp.	66,492	1,056,559

Kurabo Industries Ltd.	26,347	359,132

Onward Holdings Co. Ltd.	354,300	714,744

Seiko Holdings Corp.	27,700	576,984

Seiren Co. Ltd.(a)	33,510	487,098

Wacoal Holdings Corp.(a)	29,700	440,129

Total Textiles, Apparel & Luxury Goods		3,634,646

Tobacco – 4.9%

Japan Tobacco, Inc.	5,731,731	94,007,595

Trading Companies & Distributors – 8.0%

Alconix Corp.	15,800	143,651

Chori Co. Ltd.	22,700	300,952

Hanwa Co. Ltd.	30,000	711,942

Inabata & Co. Ltd.	122,986	1,983,138

ITOCHU Corp.	2,033,094	49,175,185

Kokusai Pulp & Paper Co. Ltd.(a)	112,500	558,050

Marubeni Corp.	2,121,878	18,588,147

Mitsubishi Corp.(a)	1,666,800	45,693,201

Nagase & Co. Ltd.	94,400	1,285,450

Nippon Steel Trading Corp.	54,700	1,900,867

Sanyo Trading Co. Ltd.	40,400	288,601

Shinsho Corp.	11,800	300,819

Sojitz Corp.	243,204	3,568,795

Sumitomo Corp.	1,631,477	20,316,676

Toyota Tsusho Corp.	259,910	8,044,470

Total Trading Companies & Distributors		152,859,944

Transportation Infrastructure – 0.0%

Nissin Corp.	15,800	189,388
TOTAL COMMON STOCKS (Cost: $2,409,744,608)		1,861,241,892

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.1%

United States – 4.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $78,604,290)	78,604,290	78,604,290

TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $2,488,348,898)		1,939,846,182

Other Assets less Liabilities – (2.0)%		(38,222,786)

NET ASSETS – 100.0%		$1,901,623,396
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $116,799,406 and the total market value of the collateral held by the Fund was $140,946,990. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $62,342,700.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/5/2022	73,441,112,095	JPY	507,436,009	USD	$—	$(7,062)
Bank of America NA	10/5/2022	495,922,064	USD	68,586,715,742	JPY	22,033,748	—
Bank of America NA	11/4/2022	484,679,301	USD	69,952,939,558	JPY	6,381	—
Citibank NA	10/5/2022	73,441,721,018	JPY	507,436,009	USD	—	(2,855)
Citibank NA	11/4/2022	484,679,300	USD	69,953,666,433	JPY	1,343	—
HSBC Holdings PLC	10/5/2022	13,158,794	USD	1,870,921,278	JPY	231,980	—
JP Morgan Chase Bank NA	10/5/2022	73,441,518,044	JPY	507,436,009	USD	—	(4,257)
JP Morgan Chase Bank NA	10/5/2022	495,922,064	USD	68,567,821,111	JPY	22,164,297	—
JP Morgan Chase Bank NA	10/5/2022	19,738,192	USD	2,842,159,506	JPY	100,772	—
JP Morgan Chase Bank NA	10/5/2022	13,158,794	USD	1,903,481,398	JPY	7,011	—
JP Morgan Chase Bank NA	11/4/2022	484,679,300	USD	69,953,424,093	JPY	3,022	—
Morgan Stanley & Co. International	10/5/2022	73,447,723,479	JPY	507,436,009	USD	38,618	—
Morgan Stanley & Co. International	10/5/2022	495,922,064	USD	68,568,207,434	JPY	22,161,628	—
Morgan Stanley & Co. International	11/4/2022	484,679,300	USD	69,959,254,300	JPY	—	(37,373)
UBS AG	10/5/2022	495,922,064	USD	68,567,771,519	JPY	22,164,640	—
						$88,913,440	$(51,547)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,861,241,892	$—	$—	$1,861,241,892
Investment of Cash Collateral for Securities Loaned	—	78,604,290	—	78,604,290
Total Investments in Securities	$1,861,241,892	$78,604,290	$—	$1,939,846,182
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$88,913,440	$—	$88,913,440
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(51,547)	$—	$(51,547)
Total – Net	$1,861,241,892	$167,466,183	$—	$2,028,708,075

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 98.3%

Japan – 98.3%

Air Freight & Logistics – 0.4%

AIT Corp.(a)	2,100	$21,037

Konoike Transport Co. Ltd.	1,700	16,736

Maruwa Unyu Kikan Co. Ltd.(a)	1,500	15,037

Mitsui-Soko Holdings Co. Ltd.	1,400	29,742

SBS Holdings, Inc.	700	13,488

Total Air Freight & Logistics		96,040

Auto Components – 3.8%

Aisan Industry Co. Ltd.	4,200	19,818

Daikyonishikawa Corp.(a)	5,900	21,685

Eagle Industry Co. Ltd.	4,800	35,947

Exedy Corp.	2,900	32,898

FCC Co. Ltd.	2,300	20,991

FuKoKu Co. Ltd.	2,600	17,406

Furukawa Battery Co. Ltd.(a)	1,300	10,086

Futaba Industrial Co. Ltd.	2,900	6,491

G-Tekt Corp.(a)	2,098	18,335

H-One Co. Ltd.(a)	4,100	16,117

IJTT Co. Ltd.	2,100	7,312

KYB Corp.	1,600	34,212

Musashi Seimitsu Industry Co. Ltd.(a)	2,900	31,175

NHK Spring Co. Ltd.(a)	10,500	61,733

Nihon Tokushu Toryo Co. Ltd.	1,700	10,664

NOK Corp.(a)	7,600	59,174

Pacific Industrial Co. Ltd.	3,200	22,506

Press Kogyo Co. Ltd.(a)	8,400	22,865

Riken Corp.(a)	1,100	17,357

Sanoh Industrial Co. Ltd.(a)	2,600	11,945

Shoei Co. Ltd.	800	28,906

Sumitomo Riko Co. Ltd.(a)	2,700	10,502

Tachi-S Co. Ltd.	1,300	9,619

Taiho Kogyo Co. Ltd.(a)	1,200	5,588

Tokai Rika Co. Ltd.(a)	5,025	47,770

Topre Corp.	1,800	13,791

Toyo Tire Corp.	5,800	62,911

Toyoda Gosei Co. Ltd.	6,100	92,083

TPR Co. Ltd.	1,906	15,657

TS Tech Co. Ltd.	6,600	64,703

Yorozu Corp.	1,200	6,632

Total Auto Components		836,879

Automobiles – 0.1%

Nissan Shatai Co. Ltd.(a)	4,200	23,532

Banks – 8.8%

77 Bank Ltd.	5,000	61,557

Aichi Bank Ltd.*	1,000	38,986

Akita Bank Ltd.	1,500	16,705

Aozora Bank Ltd.(a)	8,800	156,977

Awa Bank Ltd.(a)	1,300	16,966

Bank of Iwate Ltd.(a)	1,100	13,618

Bank of Nagoya Ltd.	700	14,508

Bank of Saga Ltd.	2,500	26,270

Bank of the Ryukyus Ltd.	2,800	14,798

Chugoku Bank Ltd.*(a)	7,700	47,824

Daishi Hokuetsu Financial Group, Inc.(a)	3,400	62,999

Ehime Bank Ltd.(a)	2,400	14,276

FIDEA Holdings Co. Ltd.(a)	1,700	14,810

Fukui Bank Ltd.(a)	1,500	14,166

Gunma Bank Ltd.(a)	26,100	70,684

Hachijuni Bank Ltd.(a)	28,700	94,976

Hokkoku Financial Holdings, Inc.	1,100	35,870

Hokuhoku Financial Group, Inc.	8,500	50,150

Hyakugo Bank Ltd.(a)	12,600	27,595

Hyakujushi Bank Ltd.(a)	1,900	21,882

Iyo Bank Ltd.*(a)	13,000	62,779

Juroku Financial Group, Inc.	1,900	32,016

Keiyo Bank Ltd.(a)	9,800	31,957

Kiyo Bank Ltd.(a)	2,398	22,995

Kyushu Financial Group, Inc.(a)	21,700	57,269

Mebuki Financial Group, Inc.	85,500	166,576

Miyazaki Bank Ltd.	1,400	20,776

Musashino Bank Ltd.	2,200	25,899

Nanto Bank Ltd.	2,000	29,017

Nishi-Nippon Financial Holdings, Inc.	10,800	55,961

North Pacific Bank Ltd.	25,400	39,834

Ogaki Kyoritsu Bank Ltd.(a)	2,400	28,403

Oita Bank Ltd.	1,100	13,793

Okinawa Financial Group, Inc.(a)	1,040	15,067

Procrea Holdings, Inc.(a)	700	10,272

San ju San Financial Group, Inc.(a)	2,200	21,446

San-In Godo Bank Ltd.	9,500	45,943

Senshu Ikeda Holdings, Inc.(a)	18,800	27,146

Seven Bank Ltd.(a)	83,100	148,695

Shiga Bank Ltd.(a)	1,600	28,895

Shikoku Bank Ltd.	4,300	25,340

Suruga Bank Ltd.	3,700	9,509

Toho Bank Ltd.(a)	10,800	15,147

Tokyo Kiraboshi Financial Group, Inc.	1,900	27,855

TOMONY Holdings, Inc.(a)	6,700	14,349

Towa Bank Ltd.(a)	5,000	17,721

Yamagata Bank Ltd.(a)	1,900	13,113

Yamaguchi Financial Group, Inc.	17,100	90,731

Yamanashi Chuo Bank Ltd.	2,300	18,401

Total Banks		1,932,522

Beverages – 0.4%

Sapporo Holdings Ltd.	2,100	46,136

Takara Holdings, Inc.	4,200	30,671

Total Beverages		76,807

Biotechnology – 0.0%

Pharma Foods International Co. Ltd.(a)	300	2,553

Building Products – 1.2%

Bunka Shutter Co. Ltd.	6,600	46,692

Central Glass Co. Ltd.(a)	2,200	50,537

Nichias Corp.	2,800	43,428

Nichiha Corp.	1,500	28,457

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

Noritz Corp.	1,800	$19,151

Shin Nippon Air Technologies Co. Ltd.	1,000	12,442

Sinko Industries Ltd.(a)	1,100	11,278

Takara Standard Co. Ltd.	2,717	24,308

Takasago Thermal Engineering Co. Ltd.	2,700	31,730

Total Building Products		268,023

Capital Markets – 2.0%

GMO Financial Holdings, Inc.(a)	10,300	50,950

Ichiyoshi Securities Co. Ltd.(a)	6,100	25,033

IwaiCosmo Holdings, Inc.(a)	5,400	45,142

Kyokuto Securities Co. Ltd.(a)	6,200	28,485

Marusan Securities Co. Ltd.(a)	6,400	19,145

Matsui Securities Co. Ltd.(a)	20,000	107,776

Mito Securities Co. Ltd.(a)	11,200	18,338

Monex Group, Inc.(a)	6,365	19,876

Morningstar Japan KK	6,999	22,436

Okasan Securities Group, Inc.(a)	13,000	29,279

Sparx Group Co. Ltd.(a)	2,340	21,566

Tokai Tokyo Financial Holdings, Inc.(a)	21,600	52,678

Total Capital Markets		440,704

Chemicals – 8.7%

ADEKA Corp.(a)	5,100	76,141

Aica Kogyo Co. Ltd.(a)	2,800	60,548

Arakawa Chemical Industries Ltd.(a)	1,700	11,522

Asahi Yukizai Corp.	1,100	16,696

Chugoku Marine Paints Ltd.(a)	3,900	23,953

CI Takiron Corp.(a)	5,200	18,753

Daicel Corp.	17,600	103,476

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	800	9,368

DIC Corp.	4,800	79,820

DKS Co. Ltd.	500	6,601

Fujimi, Inc.	1,400	58,517

Fujimori Kogyo Co. Ltd.(a)	600	13,327

Fuso Chemical Co. Ltd.	600	12,892

Ishihara Sangyo Kaisha Ltd.	800	5,632

JCU Corp.	500	10,090

JSP Corp.	1,717	16,548

Kaneka Corp.	3,548	88,489

KeePer Technical Laboratory Co. Ltd.(a)	400	10,280

KH Neochem Co. Ltd.	1,200	21,854

Koatsu Gas Kogyo Co. Ltd.(a)	2,600	11,191

Konishi Co. Ltd.(a)	1,700	18,240

Kumiai Chemical Industry Co. Ltd.	3,194	22,464

Kureha Corp.	800	49,079

Kyowa Leather Cloth Co. Ltd.(a)	4,000	14,066

Lintec Corp.	5,600	85,928

MEC Co. Ltd.	500	7,710

Nihon Nohyaku Co. Ltd.(a)	3,500	20,457

Nihon Parkerizing Co. Ltd.	4,900	31,517

Nippon Chemical Industrial Co. Ltd.	600	7,756

Nippon Kayaku Co. Ltd.(a)	10,400	83,203

Nippon Pillar Packing Co. Ltd.	1,500	23,700

Nippon Shokubai Co. Ltd.	1,300	48,499

Nippon Soda Co. Ltd.	1,600	48,692

Okamoto Industries, Inc.(a)	800	19,621

Okura Industrial Co. Ltd.(a)	1,200	14,773

Osaka Organic Chemical Industry Ltd.(a)	500	7,033

Osaka Soda Co. Ltd.	977	25,649

Riken Technos Corp.(a)	6,000	20,809

Sakata INX Corp.	2,700	18,224

Sanyo Chemical Industries Ltd.	1,100	33,286

Sekisui Kasei Co. Ltd.	4,100	11,274

Shikoku Chemicals Corp.(a)	1,700	14,399

Shin-Etsu Polymer Co. Ltd.	2,600	21,501

Stella Chemifa Corp.(a)	700	12,129

Sumitomo Bakelite Co. Ltd.	2,200	60,265

Sumitomo Seika Chemicals Co. Ltd.	700	14,489

T Hasegawa Co. Ltd.(a)	1,100	22,799

Taiyo Holdings Co. Ltd.	2,000	33,203

Takasago International Corp.(a)	800	14,630

Tayca Corp.	1,300	11,083

Teijin Ltd.	10,100	97,829

Tokai Carbon Co. Ltd.(a)	6,800	45,993

Tokuyama Corp.(a)	3,900	46,909

Tokyo Ohka Kogyo Co. Ltd.	1,300	54,247

Toyo Ink SC Holdings Co. Ltd.	4,100	53,819

Toyobo Co. Ltd.	3,900	27,887

UBE Corp.	6,880	91,831

Valqua Ltd.	1,500	25,990

Total Chemicals		1,916,681

Commercial Services & Supplies – 1.5%

Aeon Delight Co. Ltd.	2,700	52,901

Daiseki Co. Ltd.	640	19,720

Itoki Corp.(a)	5,100	14,129

Japan Elevator Service Holdings Co. Ltd.	700	9,164

King Jim Co. Ltd.(a)	4,300	27,093

Matsuda Sangyo Co. Ltd.	700	10,523

Nippon Air Conditioning Services Co. Ltd.	4,100	20,876

Nippon Kanzai Co. Ltd.(a)	1,900	33,263

Nippon Parking Development Co. Ltd.	15,200	21,108

Okamura Corp.	5,600	53,391

Pilot Corp.	800	30,343

Sato Holdings Corp.	1,300	16,148

Studio Alice Co. Ltd.(a)	1,000	14,826

Total Commercial Services & Supplies		323,485

Communications Equipment – 0.1%

Uniden Holdings Corp.	900	25,431

Construction & Engineering – 7.5%

Asanuma Corp.	2,000	36,975

Dai-Dan Co. Ltd.	1,200	17,750

Daiho Corp.(a)	700	20,094

EXEO Group, Inc.	5,300	76,564

Fudo Tetra Corp.	1,800	18,318

Hazama Ando Corp.(a)	11,000	63,608

INFRONEER Holdings, Inc.	10,768	73,203

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

JDC Corp.	4,600	$19,926

Kandenko Co. Ltd.	9,000	51,732

Kumagai Gumi Co. Ltd.	2,800	48,787

Kyudenko Corp.	2,700	51,297

Meisei Industrial Co. Ltd.	3,700	17,945

MIRAIT ONE Corp.	4,744	48,081

Nippon Densetsu Kogyo Co. Ltd.	1,800	22,832

Nishimatsu Construction Co. Ltd.(a)	7,000	183,530

Nittoc Construction Co. Ltd.	4,800	29,647

Okumura Corp.	3,200	62,919

Penta-Ocean Construction Co. Ltd.	11,800	59,267

PS Mitsubishi Construction Co. Ltd.	4,100	17,392

Raito Kogyo Co. Ltd.	3,200	42,093

Raiznext Corp.	3,600	29,249

Sanki Engineering Co. Ltd.	5,000	54,751

Seikitokyu Kogyo Co. Ltd.(a)	5,100	26,602

Shinnihon Corp.	2,200	10,746

SHO-BOND Holdings Co. Ltd.	2,800	121,096

Sumitomo Densetsu Co. Ltd.(a)	1,900	34,037

Sumitomo Mitsui Construction Co. Ltd.	8,640	26,563

Taihei Dengyo Kaisha Ltd.	1,300	29,998

Taikisha Ltd.	1,400	31,144

Takamatsu Construction Group Co. Ltd.	1,700	22,092

Tekken Corp.	1,600	19,610

Tess Holdings Co. Ltd.	700	4,570

Toa Corp.	900	15,476

Toda Corp.(a)	18,700	96,119

Tokyo Energy & Systems, Inc.	1,900	12,720

Tokyu Construction Co. Ltd.	5,800	25,284

Totetsu Kogyo Co. Ltd.	1,800	28,813

Toyo Construction Co. Ltd.	6,700	39,391

Yahagi Construction Co. Ltd.	3,200	16,271

Yokogawa Bridge Holdings Corp.	2,500	32,868

Yurtec Corp.	3,200	15,586

Total Construction & Engineering		1,654,946

Construction Materials – 0.9%

Krosaki Harima Corp.	700	22,391

Mitani Sekisan Co. Ltd.(a)	300	7,182

Shinagawa Refractories Co. Ltd.	800	20,726

Sumitomo Osaka Cement Co. Ltd.(a)	2,100	47,297

Taiheiyo Cement Corp.(a)	5,100	71,808

Vertex Corp.(a)	1,500	13,710

Yotai Refractories Co. Ltd.	1,500	14,477

Total Construction Materials		197,591

Consumer Finance – 1.4%

AEON Financial Service Co. Ltd.	7,900	78,157

Credit Saison Co. Ltd.	8,900	104,037

Jaccs Co. Ltd.	2,300	57,045

Orient Corp.(a)	5,190	41,091

Premium Group Co. Ltd.	1,500	18,415

Total Consumer Finance		298,745

Containers & Packaging – 1.2%

Fuji Seal International, Inc.(a)	1,100	11,627

Pack Corp.	700	10,717

Rengo Co. Ltd.	11,681	67,789

Tomoku Co. Ltd.	1,100	10,814

Toyo Seikan Group Holdings Ltd.	14,000	168,683

Total Containers & Packaging		269,630

Distributors – 0.6%

Arata Corp.	700	19,852

Doshisha Co. Ltd.	2,300	22,913

Happinet Corp.	2,100	26,811

PALTAC Corp.	1,500	46,168

Yamae Group Holdings Co. Ltd.	1,200	13,149

Total Distributors		128,893

Diversified Consumer Services – 0.4%

Asante, Inc.(a)	1,800	18,815

Benesse Holdings, Inc.(a)	3,100	46,154

Riso Kyoiku Co. Ltd.(a)	4,100	9,064

Tokyo Individualized Educational Institute, Inc.(a)	5,300	20,139

Total Diversified Consumer Services		94,172

Diversified Financial Services – 1.3%

eGuarantee, Inc.	700	12,066

Financial Products Group Co. Ltd.(a)	3,600	28,154

Fuyo General Lease Co. Ltd.(a)	1,700	92,666

Japan Securities Finance Co. Ltd.	5,000	28,326

Mizuho Leasing Co. Ltd.(a)	2,400	51,649

NEC Capital Solutions Ltd.	1,000	14,267

Ricoh Leasing Co. Ltd.(a)	2,200	53,653

Total Diversified Financial Services		280,781

Diversified Telecommunication Services – 0.2%

ARTERIA Networks Corp.	4,200	34,559

Usen-Next Holdings Co. Ltd.(a)	600	8,182

Total Diversified Telecommunication Services		42,741

Electric Utilities – 0.7%

Hokkaido Electric Power Co., Inc.	16,000	50,074

Okinawa Electric Power Co., Inc.(a)	3,483	25,459

Shikoku Electric Power Co., Inc.	13,200	65,934

Total Electric Utilities		141,467

Electrical Equipment – 1.6%

Daihen Corp.	1,200	30,799

Furukawa Electric Co. Ltd.	2,326	36,848

GS Yuasa Corp.(a)	2,900	45,239

Idec Corp.	1,100	22,373

Mabuchi Motor Co. Ltd.	700	19,006

Nippon Carbon Co. Ltd.	900	24,685

Nippon Seisen Co. Ltd.(a)	600	18,115

Nissin Electric Co. Ltd.	5,200	47,709

Nitto Kogyo Corp.(a)	2,500	41,003

Sanyo Denki Co. Ltd.	300	10,228

Sinfonia Technology Co. Ltd.	1,200	11,126

SWCC Showa Holdings Co. Ltd.	500	6,045

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

Takaoka Toko Co. Ltd.(a)	1,200	$14,657

Tatsuta Electric Wire and Cable Co. Ltd.(a)	3,700	11,145

Total Electrical Equipment		338,978

Electronic Equipment, Instruments & Components – 5.1%

A&D HOLON Holdings Co. Ltd.	1,200	6,765

Ai Holdings Corp.	1,900	27,093

Amano Corp.	3,000	50,364

Anritsu Corp.(a)	4,500	49,090

Canon Electronics, Inc.	2,200	24,091

Citizen Watch Co. Ltd.(a)	10,800	45,067

CONEXIO Corp.(a)	2,400	19,698

Daiwabo Holdings Co. Ltd.	6,800	87,522

Dexerials Corp.(a)	3,600	80,832

Elematec Corp.	2,458	21,278

ESPEC Corp.(a)	1,000	11,821

Furuno Electric Co. Ltd.	3,000	22,757

Hakuto Co. Ltd.	1,600	35,262

Hioki EE Corp.(a)	500	21,693

I-PEX, Inc.	600	5,136

Innotech Corp.	2,300	19,990

Iriso Electronics Co. Ltd.	500	13,697

Japan Aviation Electronics Industry Ltd.(a)	2,600	38,081

Kaga Electronics Co. Ltd.	1,300	36,284

Koa Corp.(a)	1,100	16,757

Kyosan Electric Manufacturing Co. Ltd.(a)	3,600	10,322

Macnica Holdings, Inc.	3,100	58,126

Maruwa Co. Ltd.(a)	200	21,362

Meiko Electronics Co. Ltd.(a)	500	8,622

Nichicon Corp.(a)	2,700	25,891

Nippon Ceramic Co. Ltd.	700	11,805

Nippon Electric Glass Co. Ltd.	5,400	93,006

Nippon Signal Co. Ltd.(a)	3,300	21,568

Nissha Co. Ltd.	1,400	16,530

Nohmi Bosai Ltd.	1,666	18,646

Optex Group Co. Ltd.(a)	1,200	17,601

Restar Holdings Corp.(a)	1,900	25,347

Riken Keiki Co. Ltd.(a)	500	13,472

Ryoden Corp.(a)	1,300	14,020

Ryosan Co. Ltd.	1,100	17,015

Sanshin Electronics Co. Ltd.(a)	1,400	16,220

Siix Corp.(a)	1,900	14,255

Tachibana Eletech Co. Ltd.	1,300	14,065

Tokyo Electron Device Ltd.(a)	600	21,970

Topcon Corp.	1,700	18,944

V Technology Co. Ltd.(a)	600	10,603

Yokowo Co. Ltd.(a)	600	7,855

Total Electronic Equipment, Instruments & Components		1,110,523

Energy Equipment & Services – 0.2%

Modec, Inc.*(a)	1,700	17,371

Toyo Kanetsu KK(a)	1,200	20,361

Total Energy Equipment & Services		37,732

Entertainment – 0.8%

Akatsuki, Inc.	600	8,630

Avex, Inc.(a)	8,400	89,429

Daiichikosho Co. Ltd.(a)	2,300	64,673

Marvelous, Inc.	4,200	19,325

Total Entertainment		182,057

Food & Staples Retailing – 2.0%

Aeon Hokkaido Corp.(a)	2,200	17,175

Ain Holdings, Inc.	500	21,590

Arcs Co. Ltd.	2,400	34,157

Axial Retailing, Inc.	800	17,990

Belc Co. Ltd.	500	18,619

Cawachi Ltd.	900	13,250

Create SD Holdings Co. Ltd.	1,400	30,322

Fuji Co. Ltd.	700	9,111

G-7 Holdings, Inc.(a)	1,900	18,784

Heiwado Co. Ltd.	1,900	26,227

Kato Sangyo Co. Ltd.	1,400	32,305

Life Corp.	1,100	20,412

Mitsubishi Shokuhin Co. Ltd.	1,400	31,628

Okuwa Co. Ltd.	2,100	13,130

Qol Holdings Co. Ltd.	1,000	8,360

Retail Partners Co. Ltd.(a)	1,200	9,219

San-A Co. Ltd.	700	21,110

United Super Markets Holdings, Inc.(a)	3,400	24,758

Valor Holdings Co. Ltd.(a)	2,000	24,581

Yaoko Co. Ltd.(a)	700	31,725

Yokorei Co. Ltd.	3,100	18,868

Total Food & Staples Retailing		443,321

Food Products – 3.3%

Ariake Japan Co. Ltd.(a)	500	17,341

Ezaki Glico Co. Ltd.	1,800	44,333

Fuji Oil Holdings, Inc.(a)	2,551	42,404

Fujicco Co. Ltd.(a)	1,600	21,124

Hokuto Corp.(a)	2,500	32,713

Itoham Yonekyu Holdings, Inc.	21,000	96,625

J-Oil Mills, Inc.(a)	1,700	18,251

Kagome Co. Ltd.	2,100	43,742

Kameda Seika Co. Ltd.(a)	500	15,855

Kyokuyo Co. Ltd.	800	20,008

Maruha Nichiro Corp.	1,300	22,094

Megmilk Snow Brand Co. Ltd.	2,100	24,853

Mitsui DM Sugar Holdings Co. Ltd.	1,400	18,309

Morinaga & Co. Ltd.	1,700	46,686

Nippn Corp.	2,800	30,061

Nippon Suisan Kaisha Ltd.	7,400	27,863

Nisshin Oillio Group Ltd.	1,500	33,110

Prima Meat Packers Ltd.	1,900	27,434

Riken Vitamin Co. Ltd.(a)	1,500	18,208

S Foods, Inc.	1,100	23,065

Sakata Seed Corp.	1,300	43,200

Showa Sangyo Co. Ltd.	1,200	20,544

Starzen Co. Ltd.	1,600	22,417

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

Warabeya Nichiyo Holdings Co. Ltd.	700	$10,717

Yukiguni Maitake Co. Ltd.	1,700	11,721

Total Food Products		732,678

Gas Utilities – 0.7%

Hokkaido Gas Co. Ltd.	1,600	17,543

Nippon Gas Co. Ltd.	6,100	86,604

Saibu Gas Holdings Co. Ltd.(a)	1,800	21,476

Shizuoka Gas Co. Ltd.	2,500	17,099

Total Gas Utilities		142,722

Health Care Equipment & Supplies – 1.2%

Eiken Chemical Co. Ltd.	1,600	19,853

Hogy Medical Co. Ltd.(a)	1,100	26,978

Japan Lifeline Co. Ltd.	3,100	20,710

Mani, Inc.	1,900	23,076

Mizuho Medy Co. Ltd.(a)	500	9,472

Nagaileben Co. Ltd.	1,600	21,500

Nakanishi, Inc.	2,500	45,615

Nipro Corp.(a)	7,323	55,045

Paramount Bed Holdings Co. Ltd.	2,206	39,336

Total Health Care Equipment & Supplies		261,585

Health Care Providers & Services – 1.2%

BML, Inc.	2,100	47,297

Falco Holdings Co. Ltd.(a)	1,200	14,475

France Bed Holdings Co. Ltd.(a)	3,100	19,339

H.U. Group Holdings, Inc.	6,500	118,553

Ship Healthcare Holdings, Inc.	2,218	41,665

Solasto Corp.	2,300	13,713

Tokai Corp.	900	11,149

Total Health Care Providers & Services		266,191

Hotels, Restaurants & Leisure – 2.0%

Aeon Fantasy Co. Ltd.	700	16,757

Arcland Service Holdings Co. Ltd.(a)	700	10,335

Doutor Nichires Holdings Co. Ltd.	1,100	13,208

Heiwa Corp.(a)	6,100	94,316

Hiday Hidaka Corp.	1,222	18,202

Ichibanya Co. Ltd.	900	27,607

KFC Holdings Japan Ltd.(a)	900	16,838

KOMEDA Holdings Co. Ltd.	2,500	40,226

Kura Sushi, Inc.(a)	400	8,456

Monogatari Corp.	200	9,589

MOS Food Services, Inc.	600	12,892

Ohsho Food Service Corp.	900	39,794

Plenus Co. Ltd.(a)	3,100	41,249

Resorttrust, Inc.	2,600	41,709

Round One Corp.	6,500	28,201

Saizeriya Co. Ltd.	400	7,379

Tokyotokeiba Co. Ltd.	600	17,120

Total Hotels, Restaurants & Leisure		443,878

Household Durables – 1.9%

Cleanup Corp.(a)	4,400	17,114

ES-Con Japan Ltd.(a)	8,100	45,776

FJ Next Holdings Co. Ltd.	4,700	32,731

Fuji Corp. Ltd.(a)	4,700	20,165

Fujitsu General Ltd.(a)	2,000	41,521

Hoosiers Holdings Co. Ltd.	3,200	17,134

JVCKenwood Corp.	9,100	12,385

Ki-Star Real Estate Co. Ltd.(a)	1,300	39,248

LEC, Inc.(a)	2,300	13,093

Pressance Corp.(a)	1,817	18,365

Sanei Architecture Planning Co. Ltd.	1,600	17,863

Sangetsu Corp.	4,000	44,243

Tama Home Co. Ltd.(a)	3,000	48,706

Tamron Co. Ltd.	900	18,038

Zojirushi Corp.(a)	2,100	22,619

Total Household Durables		409,001

Household Products – 0.5%

Earth Corp.	600	21,514

Pigeon Corp.	5,500	80,327

Transaction Co. Ltd.(a)	1,100	8,094

Total Household Products		109,935

Independent Power & Renewable Electricity Producers – 1.0%

Electric Power Development Co. Ltd.	13,700	193,842

eRex Co. Ltd.	900	17,335

West Holdings Corp.	600	17,265

Total Independent Power & Renewable Electricity Producers		228,442

Industrial Conglomerates – 0.6%

Nisshinbo Holdings, Inc.	8,700	63,111

Noritsu Koki Co. Ltd.	600	10,123

TOKAI Holdings Corp.(a)	11,000	66,192

Total Industrial Conglomerates		139,426

Insurance – 0.1%

Advance Create Co. Ltd.(a)	2,000	13,306

Interactive Media & Services – 0.1%

Infocom Corp.	1,500	19,742

Internet & Direct Marketing Retail – 0.3%

ASKUL Corp.	2,200	22,707

Aucnet, Inc.(a)	800	12,331

Belluna Co. Ltd.(a)	3,400	16,396

Scroll Corp.(a)	4,100	19,856

Total Internet & Direct Marketing Retail		71,290

IT Services – 3.1%

Bell System24 Holdings, Inc.	3,400	32,416

BIPROGY, Inc.	3,800	82,435

Comture Corp.(a)	600	9,472

Digital Garage, Inc.	400	9,589

DTS Corp.	2,100	49,836

Future Corp.	2,300	25,154

GMO GlobalSign Holdings KK	200	6,107

GMO Internet Group, Inc.	2,600	45,769

Ines Corp.(a)	1,100	11,095

Infomart Corp.	600	1,828

Information Services International-Dentsu Ltd.	1,300	39,787

JBCC Holdings, Inc.	1,500	18,311

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

Kanematsu Electronics Ltd.	1,700	$46,803

Mitsubishi Research Institute, Inc.	700	21,545

NEC Networks & System Integration Corp.	4,300	46,730

NET One Systems Co. Ltd.	2,500	48,672

NSD Co. Ltd.(a)	3,000	51,007

Relia, Inc.	3,800	25,334

SB Technology Corp.(a)	600	9,082

TDC Soft, Inc.(a)	1,200	10,264

TKC Corp.	1,600	37,915

Transcosmos, Inc.	1,600	41,286

Uchida Yoko Co. Ltd.	400	12,118

Total IT Services		682,555

Leisure Products – 1.2%

Daikoku Denki Co. Ltd.(a)	1,200	10,786

Furyu Corp.	1,000	6,971

GLOBERIDE, Inc.	600	8,945

Mizuno Corp.	700	12,443

Roland Corp.	1,800	55,214

Sankyo Co. Ltd.	4,900	148,444

Tomy Co. Ltd.	2,600	22,256

Total Leisure Products		265,059

Machinery – 4.4%

Aichi Corp.	4,300	23,320

Aida Engineering Ltd.(a)	1,700	9,619

Alinco, Inc.(a)	3,700	23,006

Bando Chemical Industries Ltd.(a)	4,200	29,771

CKD Corp.	1,400	16,617

DMG Mori Co. Ltd.	1,800	20,519

Ebara Jitsugyo Co. Ltd.	900	13,474

Fujitec Co. Ltd.(a)	3,200	64,533

Fukushima Galilei Co. Ltd.	400	9,893

Furukawa Co. Ltd.(a)	2,200	18,436

Giken Ltd.	600	12,954

Glory Ltd.	2,600	38,135

Hitachi Zosen Corp.	3,135	18,561

Japan Steel Works Ltd.	1,203	23,654

Kito Corp.	1,100	20,656

Kitz Corp.	2,100	11,636

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	1,700	15,538

Meidensha Corp.(a)	1,500	20,426

METAWATER Co. Ltd.	1,700	22,280

Mitsubishi Logisnext Co. Ltd.(a)	700	3,569

Mitsuboshi Belting Ltd.(a)	1,400	29,113

Morita Holdings Corp.	2,000	17,714

Nachi-Fujikoshi Corp.	500	12,177

Nikko Co. Ltd.	6,900	28,840

Nippon Thompson Co. Ltd.	1,700	6,260

Nissei ASB Machine Co. Ltd.(a)	600	14,840

Nitta Corp.	1,300	24,968

Nomura Micro Science Co. Ltd.(a)	400	9,271

Noritake Co. Ltd.	400	11,095

Obara Group, Inc.	1,100	24,395

Oiles Corp.(a)	1,500	15,285

OKUMA Corp.	500	17,099

Organo Corp.	1,200	17,004

OSG Corp.	1,800	22,210

Shibaura Machine Co. Ltd.	1,200	23,876

Shibuya Corp.	1,200	20,063

Shinmaywa Industries Ltd.	3,700	24,821

Sodick Co. Ltd.	2,500	13,092

Star Micronics Co. Ltd.	2,500	28,136

Takeuchi Manufacturing Co. Ltd.	1,200	22,061

Teikoku Electric Manufacturing Co. Ltd.	1,300	16,490

Tocalo Co. Ltd.(a)	2,700	21,843

Torishima Pump Manufacturing Co. Ltd.	2,200	20,276

Tsubaki Nakashima Co. Ltd.	1,500	11,689

Tsubakimoto Chain Co.(a)	1,500	31,659

Tsugami Corp.(a)	1,200	9,700

Union Tool Co.	500	11,468

YAMABIKO Corp.	2,100	16,032

Yushin Precision Equipment Co. Ltd.	3,700	18,021

Total Machinery		956,095

Marine – 0.3%

Iino Kaiun Kaisha Ltd.	7,500	33,732

Japan Transcity Corp.	2,800	9,247

NS United Kaiun Kaisha Ltd.	1,200	31,296

Total Marine		74,275

Media – 0.8%

Carta Holdings, Inc.	1,200	13,837

Digital Holdings, Inc.(a)	700	5,648

Intage Holdings, Inc.	1,800	18,865

Proto Corp.	1,200	8,539

SKY Perfect JSAT Holdings, Inc.	19,400	69,293

TV Tokyo Holdings Corp.	1,500	19,679

ValueCommerce Co. Ltd.	500	7,648

Wowow, Inc.	1,700	15,621

Zenrin Co. Ltd.(a)	2,700	16,620

Total Media		175,750

Metals & Mining – 3.4%

Aichi Steel Corp.	700	9,972

Asahi Holdings, Inc.(a)	5,100	71,526

Daido Steel Co. Ltd.(a)	1,300	31,614

Daiki Aluminium Industry Co. Ltd.(a)	2,500	20,363

Dowa Holdings Co. Ltd.	1,900	68,127

Hakudo Co. Ltd.	900	14,338

Kobe Steel Ltd.(a)	16,200	64,914

Kurimoto Ltd.(a)	1,200	13,306

Kyoei Steel Ltd.	2,700	25,873

Maruichi Steel Tube Ltd.	4,700	96,081

Mitsubishi Materials Corp.	6,800	93,442

Mitsui Mining & Smelting Co. Ltd.	2,100	44,105

Neturen Co. Ltd.	2,300	10,201

Nippon Denko Co. Ltd.(a)	8,300	19,152

Nippon Light Metal Holdings Co. Ltd.(a)	5,000	50,019

Nippon Yakin Kogyo Co. Ltd.(a)	900	16,241

Nittetsu Mining Co. Ltd.(a)	400	7,594

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

Sanyo Special Steel Co. Ltd.(a)	2,200	$28,423

Toho Titanium Co. Ltd.(a)	1,100	17,950

Toho Zinc Co. Ltd.	400	6,005

Tokyo Steel Manufacturing Co. Ltd.(a)	2,800	24,393

Tokyo Tekko Co. Ltd.(a)	1,500	13,514

Total Metals & Mining		747,153

Multiline Retail – 1.5%

H2O Retailing Corp.	5,400	41,299

Izumi Co. Ltd.	2,700	57,919

J. Front Retailing Co. Ltd.	12,800	103,995

Mr. Max Holdings Ltd.	4,600	19,799

Seria Co. Ltd.	2,000	34,930

Takashimaya Co. Ltd.	6,200	73,289

Total Multiline Retail		331,231

Oil, Gas & Consumable Fuels – 1.2%

Cosmo Energy Holdings Co. Ltd.	6,300	161,477

Itochu Enex Co. Ltd.	8,500	60,016

Nippon Coke & Engineering Co. Ltd.(a)	17,200	10,814

Sala Corp.(a)	3,600	18,902

San-Ai Obbli Co. Ltd.	2,300	17,749

Total Oil, Gas & Consumable Fuels		268,958

Paper & Forest Products – 0.4%

Daiken Corp.	1,400	17,642

Hokuetsu Corp.(a)	7,600	39,642

Nippon Paper Industries Co. Ltd.	6,100	39,657

Total Paper & Forest Products		96,941

Personal Products – 0.5%

Milbon Co. Ltd.	500	22,004

Noevir Holdings Co. Ltd.	2,000	78,483

Total Personal Products		100,487

Pharmaceuticals – 1.4%

Astena Holdings Co. Ltd.	3,900	11,505

Kaken Pharmaceutical Co. Ltd.	2,400	63,256

KYORIN Holdings, Inc.(a)	3,800	46,468

Mochida Pharmaceutical Co. Ltd.(a)	1,700	39,639

Sawai Group Holdings Co. Ltd.	1,700	47,684

Seikagaku Corp.	2,100	12,057

Towa Pharmaceutical Co. Ltd.(a)	1,700	24,934

Tsumura & Co.	2,200	46,889

ZERIA Pharmaceutical Co. Ltd.(a)	1,500	21,472

Total Pharmaceuticals		313,904

Professional Services – 1.5%

Altech Corp.	1,250	15,959

Dip Corp.	1,200	30,467

en Japan, Inc.	600	9,248

Forum Engineering, Inc.	2,500	15,752

FULLCAST Holdings Co. Ltd.	900	15,918

Funai Soken Holdings, Inc.(a)	1,140	19,336

IR Japan Holdings Ltd.	300	4,249

JAC Recruitment Co. Ltd.	3,100	47,460

LIKE, Inc.	1,100	16,392

Link and Motivation, Inc.(a)	1,900	10,094

Meitec Corp.	3,400	53,885

Nomura Co. Ltd.	3,900	24,384

Outsourcing, Inc.	700	5,305

Pasona Group, Inc.(a)	700	9,672

Tanseisha Co. Ltd.(a)	2,500	13,127

UT Group Co. Ltd.	600	9,874

World Holdings Co. Ltd.	900	16,359

YAMADA Consulting Group Co. Ltd.	1,100	9,112

Total Professional Services		326,593

Real Estate Management & Development – 1.7%

Aoyama Zaisan Networks Co. Ltd.(a)	1,400	9,034

CRE, Inc.(a)	900	9,078

Dear Life Co. Ltd.	6,100	23,347

Goldcrest Co. Ltd.(a)	2,400	27,640

Heiwa Real Estate Co. Ltd.	1,500	41,141

Ichigo, Inc.	17,600	36,235

Katitas Co. Ltd.(a)	1,100	24,433

Keihanshin Building Co. Ltd.	2,200	18,589

SAMTY Co. Ltd.(a)	3,400	52,828

Starts Corp., Inc.	1,900	34,536

Sun Frontier Fudousan Co. Ltd.	7,000	54,164

Takara Leben Co. Ltd.	9,700	25,800

Tosei Corp.	1,600	15,332

Total Real Estate Management & Development		372,157

Road & Rail – 1.3%

Alps Logistics Co. Ltd.	2,100	15,016

Fukuyama Transporting Co. Ltd.(a)	800	18,045

Hamakyorex Co. Ltd.	600	13,016

Maruzen Showa Unyu Co. Ltd.(a)	700	14,823

Nankai Electric Railway Co. Ltd.	1,800	36,760

Nikkon Holdings Co. Ltd.(a)	2,900	45,239

Nishi-Nippon Railroad Co. Ltd.(a)	1,100	21,917

Sakai Moving Service Co. Ltd.	400	12,947

Seino Holdings Co. Ltd.	5,400	43,276

Senko Group Holdings Co. Ltd.	9,300	61,617

Total Road & Rail		282,656

Semiconductors & Semiconductor Equipment – 1.1%

Ferrotec Holdings Corp.(a)	600	9,803

Furuya Metal Co. Ltd.	200	10,736

Japan Material Co. Ltd.(a)	1,800	22,981

MegaChips Corp.	400	6,972

Micronics Japan Co. Ltd.(a)	800	6,538

Mimasu Semiconductor Industry Co. Ltd.	800	10,623

Mitsui High-Tec, Inc.(a)	300	14,115

Optorun Co. Ltd.	1,500	21,680

Shibaura Mechatronics Corp.	200	12,919

Tokyo Seimitsu Co. Ltd.	1,800	52,976

Ulvac, Inc.	1,200	42,530

Yamaichi Electronics Co. Ltd.	1,400	17,294

Total Semiconductors & Semiconductor Equipment		229,167

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

Software – 0.9%

Broadleaf Co. Ltd.(a)	3,500	$12,187

Computer Engineering & Consulting Ltd.	1,800	18,293

Cresco Ltd.(a)	1,000	11,330

Cybernet Systems Co. Ltd.	2,300	14,365

Digital Arts, Inc.	200	8,691

Fuji Soft, Inc.	500	28,257

Fukui Computer Holdings, Inc.	500	11,693

Miroku Jyoho Service Co. Ltd.	1,100	10,959

Scala, Inc.(a)	2,700	12,479

SRA Holdings(a)	1,800	36,996

Systena Corp.	7,000	19,489

UNITED, Inc.(a)	1,000	9,665

WingArc1st, Inc.	700	8,894

Total Software		203,298

Specialty Retail – 3.5%

Adastria Co. Ltd.	1,922	28,443

Alleanza Holdings Co. Ltd.(a)	2,600	17,639

Alpen Co. Ltd.(a)	1,000	14,273

Arclands Corp.	1,200	12,013

Asahi Co. Ltd.	2,000	18,046

Autobacs Seven Co. Ltd.(a)	7,500	72,645

Bic Camera, Inc.(a)	4,600	39,312

Chiyoda Co. Ltd.	3,400	18,439

DCM Holdings Co. Ltd.	6,700	54,481

EDION Corp.(a)	7,000	56,969

Honeys Holdings Co. Ltd.	2,200	18,482

IDOM, Inc.	1,600	9,606

Joshin Denki Co. Ltd.(a)	1,200	15,719

Joyful Honda Co. Ltd.(a)	2,900	35,743

K’s Holdings Corp.	13,100	108,152

Kohnan Shoji Co. Ltd.	1,000	23,352

Kojima Co. Ltd.	2,100	9,140

Komeri Co. Ltd.	1,400	26,734

Nafco Co. Ltd.(a)	1,500	16,374

Nextage Co. Ltd.	600	13,016

Nojima Corp.(a)	2,700	25,145

PAL GROUP Holdings Co. Ltd.	1,200	19,474

PC Depot Corp.(a)	3,600	6,666

T-Gaia Corp.(a)	3,300	37,367

VT Holdings Co. Ltd.	7,054	23,197

Xebio Holdings Co. Ltd.	2,000	13,320

Yellow Hat Ltd.(a)	3,400	42,140

Total Specialty Retail		775,887

Technology Hardware, Storage & Peripherals – 1.3%

Eizo Corp.	1,000	25,079

Elecom Co. Ltd.(a)	3,200	31,924

Konica Minolta, Inc.	40,500	124,792

MCJ Co. Ltd.	3,900	26,755

Riso Kagaku Corp.(a)	1,200	19,383

Roland DG Corp.	500	10,273

Toshiba TEC Corp.	800	20,671

Wacom Co. Ltd.(a)	4,500	22,104

Total Technology Hardware, Storage & Peripherals		280,981

Textiles, Apparel & Luxury Goods – 0.9%

Baroque Japan Ltd.(a)	2,800	15,205

Fujibo Holdings, Inc.	500	11,348

Gunze Ltd.	700	18,691

Japan Wool Textile Co. Ltd.	4,000	29,431

Kurabo Industries Ltd.	1,200	16,357

Onward Holdings Co. Ltd.	8,739	17,629

Seiko Holdings Corp.(a)	1,200	24,996

Seiren Co. Ltd.(a)	1,500	21,804

Wacoal Holdings Corp.(a)	1,700	25,193

Yondoshi Holdings, Inc.(a)	2,000	23,738

Total Textiles, Apparel & Luxury Goods		204,392

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	2,800	26,599

Trading Companies & Distributors – 3.0%

Advan Group Co. Ltd.	2,200	12,387

Alconix Corp.	900	8,183

Chori Co. Ltd.	1,200	15,909

Daiichi Jitsugyo Co. Ltd.	500	13,282

Hanwa Co. Ltd.	1,000	23,731

Inaba Denki Sangyo Co. Ltd.	3,000	56,520

Inabata & Co. Ltd.(a)	5,800	93,525

Kamei Corp.	1,700	12,532

Kanamoto Co. Ltd.	1,500	21,389

Kanematsu Corp.	5,200	51,265

Kokusai Pulp & Paper Co. Ltd.(a)	4,200	20,834

Nagase & Co. Ltd.	4,300	58,553

Nichiden Corp.	1,000	11,973

Nippon Steel Trading Corp.	2,296	79,788

Nishio Rent All Co. Ltd.(a)	1,200	23,661

Onoken Co. Ltd.(a)	2,600	25,399

Sanyo Trading Co. Ltd.(a)	2,500	17,859

Sato Shoji Corp.(a)	1,600	12,513

Shinsho Corp.(a)	700	17,845

Trusco Nakayama Corp.	1,200	16,515

Wakita & Co. Ltd.	2,200	17,646

Yamazen Corp.	2,300	14,460

Yuasa Trading Co. Ltd.	1,300	31,480

Total Trading Companies & Distributors		657,249

Transportation Infrastructure – 0.7%

Kamigumi Co. Ltd.	4,100	75,743

Mitsubishi Logistics Corp.	2,600	61,253

Nissin Corp.(a)	1,400	16,781

Total Transportation Infrastructure		153,777

Wireless Telecommunication Services – 0.3%

Okinawa Cellular Telephone Co.	3,700	65,184
TOTAL COMMON STOCKS (Cost: $29,597,629)		21,592,778

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

September 30, 2022

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 15.1%

United States – 15.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b)
(Cost: $3,322,330)	3,322,330	$3,322,330

TOTAL INVESTMENTS IN SECURITIES – 113.4% (Cost: $32,919,959)		24,915,108

Other Assets less Liabilities – (13.4)%		(2,943,368)

NET ASSETS – 100.0%		$21,971,740
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,755,583 and the total market value of the collateral held by the Fund was $6,180,049. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,857,719.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Bank of America NA	10/5/2022	815,364,997	JPY	5,633,705	USD	$—	$(79)
Bank of America NA	10/5/2022	5,633,705	USD	779,149,288	JPY	250,305	—
Bank of America NA	11/4/2022	5,551,779	USD	801,278,825	JPY	73	—
Citibank NA	10/5/2022	815,371,758	JPY	5,633,705	USD	—	(32)
Citibank NA	10/5/2022	5,633,705	USD	778,919,433	JPY	251,893	—
Citibank NA	11/4/2022	5,551,778	USD	801,287,008	JPY	15	—
HSBC Holdings PLC	10/5/2022	815,367,251	JPY	5,633,705	USD	—	(63)
HSBC Holdings PLC	11/4/2022	5,551,778	USD	801,280,346	JPY	61	—
JP Morgan Chase Bank NA	10/5/2022	815,369,504	JPY	5,633,705	USD	—	(47)
JP Morgan Chase Bank NA	10/5/2022	5,633,705	USD	778,934,644	JPY	251,788	—
JP Morgan Chase Bank NA	11/4/2022	5,551,778	USD	801,284,232	JPY	35	—
UBS AG	10/5/2022	5,633,705	USD	778,934,081	JPY	251,792	—
						$1,005,962	$(221)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$21,592,778	$—	$—	$21,592,778
Investment of Cash Collateral for Securities Loaned	—	3,322,330	—	3,322,330
Total Investments in Securities	$21,592,778	$3,322,330	$—	$24,915,108
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,005,962	$—	$1,005,962
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(221)	$—	$(221)
Total – Net	$21,592,778	$4,328,071	$—	$25,920,849
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	43

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2022

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
ASSETS:

Investments, at cost	$1,519,124,748	$42,339,272	$27,879,344	$1,468,783,448	$2,488,348,898	$32,919,959

Investment in affiliates, at cost (Note 3)	—	—	—	882,631	—	—

Foreign currency, at cost	759,787	160,577	11,119	399,298	514,952	22,864
Investments in securities, at value[1,2] (Note 2)	1,192,818,011	28,166,143	20,883,198	1,196,282,549	1,939,846,182	24,915,108

Investment in affiliates, at value (Note 3)	—	—	—	808,296	—	—

Cash	43,066	—	2,504	891,472	2,422,107	7,057

Foreign currency, at value	772,884	161,700	10,997	396,991	509,954	22,611

Unrealized appreciation on foreign currency contracts	34,838,617	1,499,210	627,773	43,594,409	88,913,440	1,005,962

Receivables:

Investment securities sold[3]	12,077,758	—	—	—	—	30,951

Dividends	325,423	27,132	—	2,795,647	23,607,125	237,244

Securities lending income	51,289	2,528	686	60,355	48,713	1,107

Foreign tax reclaims	5,623,933	130,591	217,975	3,061,909	2,965,991	20,751

Other (Note 6)	—	20,235	—	—	—	—
Total Assets	1,246,550,981	30,007,539	21,743,133	1,247,891,628	2,058,313,512	26,240,791
LIABILITIES:

Due to custodian	—	5,154	—	—	—	—

Unrealized depreciation on foreign currency contracts	473,939	583,597	285	134,135	51,547	221

Payables:

Cash collateral received for securities loaned (Note 2)	55,569,027	768,272	30,250	56,733,329	78,604,290	3,322,330

Investment securities purchased	32,594,194	859,513	588,846	41,051,064	77,254,295	935,800

Capital shares redeemed	12,510,447	—	—	—	—	—

Advisory fees (Note 3)	578,080	18,322	8,787	561,600	772,897	10,619

Service fees (Note 2)	4,385	139	81	4,262	7,087	81

Other (Note 6)	2,082,923	6,071	—	—	—	—
Total Liabilities	103,812,995	2,241,068	628,249	98,484,390	156,690,116	4,269,051
NET ASSETS	$1,142,737,986	$27,766,471	$21,114,884	$1,149,407,238	$1,901,623,396	$21,971,740
NET ASSETS:

Paid-in capital	$3,273,987,600	$58,389,159	$57,466,540	$1,258,098,905	$3,734,814,477	$47,538,659

Total distributable earnings (loss)	(2,131,249,614)	(30,622,688)	(36,351,656)	(108,691,667)	(1,833,191,081)	(25,566,919)
NET ASSETS	$1,142,737,986	$27,766,471	$21,114,884	$1,149,407,238	$1,901,623,396	$21,971,740
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	18,150,000	1,000,000	750,000	31,800,000	30,900,000	500,000
Net asset value per share	$62.96	$27.77	$28.15	$36.14	$61.54	$43.94
[1] Includes market value of securities out on loan of:	$62,049,690	$944,220	$28,753	$69,560,713	$116,799,406	$5,755,583
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$4,599	—	—	—	—

See Notes to Financial Statements.

44	WisdomTree Trust

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2022

	WisdomTree Europe Hedged Equity Fund	WisdomTree Europe Hedged SmallCap Equity Fund	WisdomTree Germany Hedged Equity Fund	WisdomTree International Hedged Quality Dividend Growth Fund	WisdomTree Japan Hedged Equity Fund	WisdomTree Japan Hedged SmallCap Equity Fund
INVESTMENT INCOME:

Dividends	$43,293,299	$2,361,451	$999,380	$26,667,976	$38,326,255	$361,585

Dividends from affiliates (Note 3)	—	—	—	26,267	—	—

Non-cash dividends	1,715,741	120,272	—	7,369,628	—	—

Securities lending income, net (Note 2)	477,640	31,390	6,328	223,877	109,991	3,563

Other income (Note 6)	5,838,739	1,978	—	181,105	—	—

Less:

Foreign withholding taxes on dividends	(5,934,573)	(289,335)	(141,565)	(2,231,272)	(3,838,105)	(50,879)

IRS closing agreement fee (Note 6)	(2,082,923)	—	—	—	—	—
Total investment income	43,307,923	2,225,756	864,143	32,237,581	34,598,141	314,269
EXPENSES:

Advisory fees (Note 3)	4,444,949	160,139	57,502	3,365,293	4,701,440	69,973

Service fees (Note 2)	33,720	1,214	527	25,530	43,096	530

Other (Note 6)	1,585,445	—	—	47,625	—	—
Total expenses	6,064,114	161,353	58,029	3,438,448	4,744,536	70,503
Expense waivers (Note 3)	—	—	—	(1,402)	—	—
Net expenses	6,064,114	161,353	58,029	3,437,046	4,744,536	70,503
Net investment income	37,243,809	2,064,403	806,114	28,800,535	29,853,605	243,766
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(25,871,558)	(2,245,598)	(515,931)	(4,541,705)	(27,001,699)	(399,592)

In-kind redemptions	47,030,840	(2,444,193)	—	1,910,102	34,537,388	(172,095)

Foreign currency contracts	201,737,073	6,939,553	2,945,450	136,194,104	356,104,285	4,928,749

Foreign currency related transactions	(156,398)	7,938	5,694	(199,290)	(1,700,033)	(30,832)
Net realized gain	222,739,957	2,257,700	2,435,213	133,363,211	361,939,941	4,326,230
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(470,229,559)	(12,538,939)	(7,181,820)	(366,098,201)	(442,895,126)	(2,986,893)

Investment transactions in affiliates (Note 3)	—	—	—	(312,750)	—	—

Foreign currency contracts	11,910,492	275,502	302,029	31,601,451	(9,856,104)	(505,008)

Translation of assets and liabilities denominated in foreign currencies	(658,125)	(17,774)	(24,506)	(316,393)	(399,311)	(2,700)
Net decrease in unrealized appreciation/depreciation	(458,977,192)	(12,281,211)	(6,904,297)	(335,125,893)	(453,150,541)	(3,494,601)
Net realized and unrealized gain (loss) on investments	(236,237,235)	(10,023,511)	(4,469,084)	(201,762,682)	(91,210,600)	831,629
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(198,993,426)	$(7,959,108)	$(3,662,970)	$(172,962,147)	$(61,356,995)	$1,075,395

See Notes to Financial Statements.

WisdomTree Trust	45

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Hedged Equity Fund		WisdomTree Europe Hedged SmallCap Equity Fund		WisdomTree Germany Hedged Equity Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$37,243,809	$36,673,929	$2,064,403	$1,075,519	$806,114	$896,799

Net realized gain on investments, foreign currency contracts and foreign currency related transactions	222,739,957	240,865,392	2,257,700	7,708,188	2,435,213	3,376,676

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(458,977,192)	(200,887,973)	(12,281,211)	(7,410,758)	(6,904,297)	(4,164,626)
Net increase (decrease) in net assets resulting from operations	(198,993,426)	76,651,348	(7,959,108)	1,372,949	(3,662,970)	108,849
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(36,654,000)	(44,246,812)	(2,142,500)	(1,117,302)	(577,500)	(1,209,360)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	55,365,070	1,744,506	23,162,889	—	—

Cost of shares redeemed	(487,361,993)	(159,690,153)	(24,647,960)	—	—	(5,002,952)

Net increase (decrease) in net assets resulting from capital share transactions	(487,361,993)	(104,325,083)	(22,903,454)	23,162,889	—	(5,002,952)
Net Increase (Decrease) in Net Assets	(723,009,419)	(71,920,547)	(33,005,062)	23,418,536	(4,240,470)	(6,103,463)
NET ASSETS:

Beginning of period	$1,865,747,405	$1,937,667,952	$60,771,533	$37,352,997	$25,355,354	$31,458,817

End of period	$1,142,737,986	$1,865,747,405	$27,766,471	$60,771,533	$21,114,884	$25,355,354
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	25,200,000	26,650,000	1,750,000	1,100,000	750,000	900,000

Shares created	—	700,000	50,000	650,000	—	—

Shares redeemed	(7,050,000)	(2,150,000)	(800,000)	—	—	(150,000)
Shares outstanding, end of period	18,150,000	25,200,000	1,000,000	1,750,000	750,000	750,000

See Notes to Financial Statements.

46	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International Hedged Quality Dividend Growth Fund		WisdomTree Japan Hedged Equity Fund		WisdomTree Japan Hedged SmallCap Equity Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$28,800,535	$30,140,597	$29,853,605	$45,925,889	$243,766	$753,687

Net realized gain on investments, foreign currency contracts and foreign currency related transactions	133,363,211	140,000,356	361,939,941	239,740,560	4,326,230	2,621,536

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(335,125,893)	(96,289,354)	(453,150,541)	(136,440,418)	(3,494,601)	(4,589,705)

Net increase from payment by affiliate	—	13,616	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(172,962,147)	73,865,215	(61,356,995)	149,226,031	1,075,395	(1,214,482)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(29,621,250)	(34,880,873)	(27,197,000)	(51,969,830)	(363,000)	(980,043)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	186,630,627	480,736,121	357,188,487	911,652,905	—	13,925,653

Cost of shares redeemed	(11,732,553)	(242,118,958)	(286,855,550)	(763,823,383)	(4,344,141)	(17,459,472)
Net increase (decrease) in net assets resulting from capital share transactions	174,898,074	238,617,163	70,332,937	147,829,522	(4,344,141)	(3,533,819)
Net Increase (Decrease) in Net Assets	(27,685,323)	277,601,505	(18,221,058)	245,085,723	(3,631,746)	(5,728,344)
NET ASSETS:

Beginning of period	$1,177,092,561	$899,491,056	$1,919,844,454	$1,674,758,731	$25,603,486	$31,331,830

End of period	$1,149,407,238	$1,177,092,561	$1,901,623,396	$1,919,844,454	$21,971,740	$25,603,486
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	27,350,000	21,850,000	29,700,000	27,450,000	600,000	700,000

Shares created	4,750,000	10,850,000	5,650,000	14,700,000	—	300,000
Shares redeemed	(300,000)	(5,350,000)	(4,450,000)	(12,450,000)	(100,000)	(400,000)
Shares outstanding, end of period	31,800,000	27,350,000	30,900,000	29,700,000	500,000	600,000

See Notes to Financial Statements.

WisdomTree Trust	47

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Hedged Equity Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$74.04	$72.71	$51.83	$63.90	$62.67	$62.80
Investment operations:

Net investment income[1]	1.71	1.38	1.76	1.52	1.79	1.23

Net realized and unrealized gain (loss)	(11.10)	1.62	20.86	(12.21)	0.90	0.08
Total from investment operations	(9.39)	3.00	22.62	(10.69)	2.69	1.31
Dividends and distributions to shareholders:

Net investment income	(1.69)	(1.67)	(1.74)	(1.38)	(1.29)	(1.44)

Tax return of capital	—	—	—	—	(0.17)	—
Total dividends and distributions to shareholders	(1.69)	(1.67)	(1.74)	(1.38)	(1.46)	(1.44)
Net asset value, end of period	$62.96	$74.04	$72.71	$51.83	$63.90	$62.67

TOTAL RETURN[2]	(12.79)%	4.04%	44.22%	(17.15)%	4.33%	2.03%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,142,738	$1,865,747	$1,937,668	$2,200,271	$3,744,358	$6,332,946

Ratios to average net assets of:

Expenses	0.69%[3,4]	0.59%[4]	0.58%	0.58%	0.58%	0.58%

Net investment income	4.72%[3]	1.79%	2.81%	2.29%	2.86%	1.91%
Portfolio turnover rate[5]	5%	34%	55%	26%	18%	20%

WisdomTree Europe Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$34.73	$33.96	$23.43	$30.17	$30.62	$28.29
Investment operations:

Net investment income[1]	1.23	0.75	1.02	1.22	1.06	0.74

Net realized and unrealized gain (loss)	(6.79)	0.91 [6]	10.56	(6.92)	(0.89)	2.05
Total from investment operations	(5.56)	1.66 [6]	11.58	(5.70)	0.17	2.79
Dividends and distributions to shareholders:

Net investment income	(1.40)	(0.89)	(1.05)	(1.04)	(0.62)	(0.45)

Tax return of capital	—	—	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.40)	(0.89)	(1.05)	(1.04)	(0.62)	(0.46)
Net asset value, end of period	$27.77	$34.73	$33.96	$23.43	$30.17	$30.62

TOTAL RETURN[2]	(16.29)%	4.86%	50.50%	(19.62)%	0.54%	9.88%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$27,766	$60,772	$37,353	$49,197	$120,671	$154,624

Ratios to average net assets of:

Expenses	0.58%[3]	0.63%[4]	0.58%	0.58%	0.58%	0.58%

Net investment income	7.47%[3]	2.08%	3.59%	3.99%	3.55%	2.43%
Portfolio turnover rate[5]	10%	57%	77%	49%	37%	37%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Included in the expense ratio are “Other fees” described in Note 6 (which are not annualized for the six months ended September 30, 2022). Without these expenses, the expense ratio would have been 0.58%.

[5]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[6]

The amount per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

48	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Germany Hedged Equity Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$33.81	$34.95	$22.79	$28.63	$30.95	$30.40
Investment operations:

Net investment income[1]	1.07	1.03	0.98	0.88	1.10	0.87

Net realized and unrealized gain (loss)	(5.96)	(0.79)	12.16	(5.87)	(2.64)	0.54
Total from investment operations	(4.89)	0.24	13.14	(4.99)	(1.54)	1.41
Dividends and distributions to shareholders:

Net investment income	(0.77)	(1.38)	(0.98)	(0.85)	(0.59)	(0.64)

Tax return of capital	—	—	—	—	(0.19)	(0.22)
Total dividends and distributions to shareholders	(0.77)	(1.38)	(0.98)	(0.85)	(0.78)	(0.86)
Net asset value, end of period	$28.15	$33.81	$34.95	$22.79	$28.63	$30.95

TOTAL RETURN[2]	(14.64)%	0.50%	58.59%	(18.06)%	(5.07)%	4.63%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$21,115	$25,355	$31,459	$29,622	$51,541	$91,302

Ratios to average net assets of:

Expenses	0.48%[3]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	6.73%[3]	2.90%	3.38%	2.95%	3.66%	2.78%
Portfolio turnover rate[4]	4%	24%	46%	41%	16%	20%

WisdomTree International Hedged Quality Dividend Growth Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$43.04	$41.17	$30.61	$32.14	$30.78	$28.39
Investment operations:

Net investment income[1]	0.98	1.25	0.88	0.78	0.64	0.58

Net realized and unrealized gain (loss)	(6.88)	2.03	10.54	(1.59)	0.83	1.99

Net increase from payment by affiliate	—	0.00 [5]	0.08	—	—	—
Total from investment operations	(5.90)	3.28	11.50	(0.81)	1.47	2.57
Dividends to shareholders:

Net investment income	(1.00)	(1.41)	(0.94)	(0.72)	(0.11)	(0.18)
Net asset value, end of period	$36.14	$43.04	$41.17	$30.61	$32.14	$30.78

TOTAL RETURN[2]	(13.76)%	7.93%[6]	37.85%[7]	(2.70)%	4.78%	9.05%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,149,407	$1,177,093	$899,491	$592,346	$438,708	$543,192

Ratios to average net assets of:

Expenses	0.59%[3,8,9,10]	0.58%[8,9]	0.58%[8,9]	0.58%[8,9]	0.58%	0.58%

Net investment income	4.95%[3,8]	2.85%[8]	2.37%[8]	2.32%[8]	2.07%	1.89%
Portfolio turnover rate[4]	2%	61%	67%	61%	56%	42%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree International Hedged Quality Dividend Growth Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

[6]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain equity transactions during the period. Excluding the voluntary reimbursement, total return would have been unchanged.

[7]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.27% lower.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.
[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[10]	Included in the expense ratio are “Other fees” described in Note 6 (which are not annualized). Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust	49

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan Hedged Equity Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$64.64	$61.01	$42.64	$50.42	$55.76	$50.40
Investment operations:

Net investment income[1]	0.98	1.52	1.02	1.05	1.06	0.92

Net realized and unrealized gain (loss)	(3.20)	3.76	18.73	(7.52)	(5.03)	5.81

Net increase from payment by affiliate	—	—	0.00 [2]	—	—	—
Total from investment operations	(2.22)	5.28	19.75	(6.47)	(3.97)	6.73
Dividends to shareholders:

Net investment income	(0.88)	(1.65)	(1.38)	(1.31)	(1.37)	(1.37)
Net asset value, end of period	$61.54	$64.64	$61.01	$42.64	$50.42	$55.76

TOTAL RETURN[3]	(3.45)%	8.79%	46.97%[4]	(13.26)%	(7.20)%	13.45%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,901,623	$1,919,844	$1,674,759	$1,709,801	$3,254,417	$6,607,000

Ratios to average net assets of:

Expenses	0.48%[5]	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.05%[5]	2.45%	2.03%	2.08%	1.96%	1.67%
Portfolio turnover rate[6]	3%	22%	25%	20%	23%	18%

WisdomTree Japan Hedged SmallCap Equity Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$42.67	$44.76	$33.88	$39.57	$44.13	$37.28
Investment operations:

Net investment income[1]	0.44	0.99	0.64	0.75	0.51	0.64

Net realized and unrealized gain (loss)	1.44	(1.80)	11.45	(5.52)	(4.31)	6.91
Total from investment operations	1.88	(0.81)	12.09	(4.77)	(3.80)	7.55
Dividends to shareholders:

Net investment income	(0.61)	(1.28)	(1.21)	(0.92)	(0.76)	(0.70)
Net asset value, end of period	$43.94	$42.67	$44.76	$33.88	$39.57	$44.13

TOTAL RETURN[3]	4.45%	(1.80)%	36.31%	(12.41)%	(8.77)%	20.42%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$21,972	$25,603	$31,332	$44,049	$83,097	$207,434

Ratios to average net assets of:

Expenses	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.02%[5]	2.26%	1.67%	1.90%	1.20%	1.51%
Portfolio turnover rate[6]	4%	41%	41%	36%	38%	30%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

50	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund”)	March 4, 2015
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund”)	October 17, 2013
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund”)	June 28, 2013

Each Fund seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”). WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time.

WisdomTree Trust	51

Notes to Financial Statements (unaudited) (continued)

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted

52	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2022 and open positions in such derivatives as of September 30, 2022 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements may also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at September 30, 2022 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit risk would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2 — Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2022, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of September 30, 2022, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$34,838,617	Unrealized depreciation on foreign currency contracts	$473,939
Europe Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,499,210	Unrealized depreciation on foreign currency contracts	583,597
Germany Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	627,773	Unrealized depreciation on foreign currency contracts	285
International Hedged Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	43,594,409	Unrealized depreciation on foreign currency contracts	134,135
Japan Hedged Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	88,913,440	Unrealized depreciation on foreign currency contracts	51,547
Japan Hedged SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,005,962	Unrealized depreciation on foreign currency contracts	221

WisdomTree Trust	53

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2022, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Hedged Equity Fund
Foreign currency risk	$201,737,073	$11,910,492
Europe Hedged SmallCap Equity Fund
Foreign currency risk	6,939,553	275,502
Germany Hedged Equity Fund
Foreign currency risk	2,945,450	302,029
International Hedged Quality Dividend Growth Fund
Foreign currency risk	136,194,104	31,601,451
Japan Hedged Equity Fund
Foreign currency risk	356,104,285	(9,856,104)
Japan Hedged SmallCap Equity Fund
Foreign currency risk	4,928,749	(505,008)
[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts
[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2022, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Europe Hedged Equity Fund
Foreign currency risk	$1,657,877,768	$3,180,716,655
Europe Hedged SmallCap Equity Fund
Foreign currency risk	59,127,111	113,148,644
Germany Hedged Equity Fund
Foreign currency risk	24,901,755	48,652,044
International Hedged Quality Dividend Growth Fund
Foreign currency risk	1,184,801,688	2,345,114,846
Japan Hedged Equity Fund
Foreign currency risk	2,036,053,818	4,000,025,645
Japan Hedged SmallCap Equity Fund
Foreign currency risk	25,862,461	50,078,480

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements

54	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Currency Transactions — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds may not enter into such contracts for speculative purposes. During the period ended September 30, 2022, the Funds utilized foreign currency contracts primarily to offset exposure to foreign currencies consistent with each Fund’s investment objective. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

WisdomTree Trust	55

Notes to Financial Statements (unaudited) (continued)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a

56	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

gross basis in the Statements of Assets and Liabilities. As of September 30, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Hedged Equity Fund
Securities Lending	$62,049,690	$—	$(62,049,690)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	34,838,617	(472,569)	—	34,366,048	473,939	(472,569)	—	1,370
Europe Hedged SmallCap Equity Fund
Securities Lending	944,220	—	(944,220)[1]	—	—	—	—	—
Foreign Currency Contracts	1,499,210	(266,115)	—	1,233,095	583,597	(266,115)	—	317,482
Germany Hedged Equity Fund
Securities Lending	28,753	—	(28,753)[1]	—	—	—	—	—
Foreign Currency Contracts	627,773	(225)	—	627,548	285	(225)	—	60
International Hedged Quality Dividend Growth Fund
Securities Lending	69,560,713	—	(69,560,713)[1]	—	—	—	—	—
Foreign Currency Contracts	43,594,409	(134,135)	—	43,460,274	134,135	(134,135)	—	—
Japan Hedged Equity Fund
Securities Lending	117,147,419	—	(117,147,419)[1]	—	—	—	—	—
Foreign Currency Contracts	88,913,440	(50,035)	—	88,863,405	51,547	(50,035)	—	1,512
Japan Hedged SmallCap Equity Fund
Securities Lending	5,763,726	—	(5,763,726)[1]	—	—	—	—	—
Foreign Currency Contracts	1,005,962	(219)	—	1,005,743	221	(219)	—	2
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

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Notes to Financial Statements (unaudited) (continued)

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds. Mellon is compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Hedged Equity Fund	0.58%
Europe Hedged SmallCap Equity Fund	0.58%
Germany Hedged Equity Fund	0.48%
International Hedged Quality Dividend Growth Fund	0.58%
Japan Hedged Equity Fund	0.48%
Japan Hedged SmallCap Equity Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2022, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFEs (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2022, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2022		For the fiscal period ended September 30, 2022

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
International Hedged Quality Dividend Growth Fund	36	$1,292	$36
Japan Hedged Equity Fund	16	987	16

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2022, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding

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Notes to Financial Statements (unaudited) (continued)

short-term investments) for the six months ended September 30, 2022 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Hedged Equity Fund	$282,688,571	$71,299,333	$—	$474,416,793
Europe Hedged SmallCap Equity Fund	12,785,137	5,469,162	1,694,749	24,481,563
Germany Hedged Equity Fund	4,528,195	1,035,796	—	—
ternational Hedged Quality Dividend Growth Fund	229,559,624	22,119,269	155,379,819	11,057,593
Japan Hedged Equity Fund	412,314,919	61,303,628	317,681,366	272,070,593
Japan Hedged SmallCap Equity Fund	5,130,918	865,995	—	4,367,951

6. FEDERAL INCOME TAXES

At September 30, 2022, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Depreciation
Europe Hedged Equity Fund	$1,536,420,804	$75,901,798	$(419,504,591)	$(343,602,793)	$581	$—	$581	$(343,602,212)
Europe Hedged SmallCap Equity Fund	42,786,427	153,537	(14,773,821)	(14,620,284)	—	—	—	(14,620,284)
Germany Hedged Equity Fund	28,361,384	474,124	(7,952,310)	(7,478,186)	—	—	—	(7,478,186)
International Hedged Quality Dividend Growth Fund	1,472,623,647	27,964,905	(303,497,707)	(275,532,802)	3,151,801	(16,472)	3,135,329	(272,397,473)
Japan Hedged Equity Fund	2,498,930,485	12,819,376	(571,903,679)	(559,084,303)	—	—	—	(559,084,303)
Japan Hedged SmallCap Equity Fund	33,044,639	167,073	(8,296,604)	(8,129,531)	—	—	—	(8,129,531)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Less: Foreign withholding taxes,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. At September 30, 2022, the Europe Hedged SmallCap Equity Fund recognized ECJ tax reclaim receivables of $20,235 in the Statements of Assets and Liabilities in “Other

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Notes to Financial Statements (unaudited) (continued)

receivables” that were “more likely than not” to be sustained by tax authorities and the estimated cost of $6,071 to file for these reclaims is reflected in “Other liabilities” on the Statements of Assets and Liabilities. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2022, the ECJ tax reclaims received by the Funds, except for the Europe Hedged Equity Fund, did not exceed the foreign withholding taxes of the respective Funds. During the fiscal period ended September 30, 2022, the Europe Hedged Equity Fund received ECJ tax reclaims in excess of its foreign withholding taxes during the fiscal period. The Europe Hedged Equity Fund expects to enter into a closing agreement with the Internal Revenue Service and has recognized estimated closing agreement fees of $2,082,923 which are shown on the Statements of Operations in “Investment Income: Less IRS closing agreement fee”.

7. RECENT REGULATORY UPDATE

Effective August 19, 2022, the Funds have adopted policies and procedures reasonably designed to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction(s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM is currently evaluating the impact that the adoption of ASU 2202-03 will have on the Trust’s financial statements and related disclosures.

9. SUBSEQUENT EVENT

Effective November 7, 2022, WisdomTree Investments, Inc. (NASDAQ: WETF), an exchange-traded fund and exchange-traded product sponsor and asset manager, transferred the listing of its common stock to the New York Stock Exchange (“NYSE”) from The Nasdaq Global Select Market (“Nasdaq”). WisdomTree began trading on the NYSE under the new ticker symbol “WT” along with its new company name, WisdomTree, Inc.

10. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally since 2019, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer

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Notes to Financial Statements (unaudited) (concluded)

demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

*    *    *    *    *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil import from Russia by the end of 2022.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

WisdomTree Trust	61

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 19-20, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, (together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 11, 2022, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2022, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

62	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

WisdomTree Trust	63

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

64	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	65

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-6986

WisdomTree Trust

Semi-Annual Report

September 30, 2022

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree International AI Enhanced Value Fund (AIVI)

WisdomTree International Equity Fund (DWM)

WisdomTree International High Dividend Fund (DTH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International Multifactor Fund (DWMF)

WisdomTree International Quality Dividend Growth Fund (IQDG)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as	of September 30, 2022 (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	21.9%
Industrials	19.2%
Health Care	19.0%
Materials	14.8%
Consumer Discretionary	12.8%
Information Technology	3.6%
Financials	3.1%
Communication Services	2.2%
Energy	2.1%
Utilities	0.7%
Real Estate	0.1%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle SA, Registered Shares	7.8%
Roche Holding AG	6.2%
Rio Tinto Ltd.	5.3%
LVMH Moet Hennessy Louis Vuitton SE	5.2%
Unilever PLC	4.7%
Novo Nordisk A/S, Class B	4.0%
GSK PLC	3.7%
L’Oreal SA	3.0%
Anglo American PLC	3.0%
Industria de Diseno Textil SA	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$760.10	0.58%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-23.99%	-24.90%	0.47%	0.27%	1.60%
Fund Market Price Returns	-24.70%	-25.92%	0.01%	-0.08%	1.37%
WisdomTree Europe Quality Dividend Growth Index	-24.01%	-24.68%	0.85%	0.77%	2.07%
MSCI Europe Index	-23.17%	-24.80%	-1.72%	-1.24%	0.00%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 7, 2014.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.9%
Financials	19.0%
Consumer Discretionary	11.1%
Materials	8.5%
Real Estate	7.0%
Information Technology	6.9%
Energy	5.0%
Communication Services	4.9%
Consumer Staples	4.5%
Utilities	4.4%
Health Care	3.2%
Other Assets less Liabilities‡	1.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Diversified Energy Co. PLC	2.3%
BFF Bank SpA	2.3%
PostNL NV	2.2%
Drax Group PLC	1.8%
D/S Norden A/S	1.7%
TGS ASA	1.4%
Alm Brand A/S	1.4%
Sonae SGPS SA	1.2%
Bilfinger SE	1.2%
Ferrexpo PLC	1.2%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Europe SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the European equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$706.80	0.70%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.56	0.70%	$3.55
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $2.48 and $2.94, respectively.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-29.32%	-33.06%	-2.90%	-4.35%	5.81%
Fund Market Price Returns	-29.34%	-33.55%	-3.19%	-4.63%	5.65%
WisdomTree Europe SmallCap Dividend Index	-29.66%	-33.23%	-2.46%	-4.06%	6.46%
MSCI Europe Small Cap Index	-31.81%	-38.22%	-3.15%	-3.18%	5.40%
MSCI Europe Index	-23.17%	-24.80%	-1.72%	-1.24%	3.45%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.0%
Industrials	15.8%
Consumer Staples	11.2%
Materials	10.4%
Real Estate	9.0%
Health Care	7.9%
Utilities	6.1%
Communication Services	5.4%
Energy	4.2%
Consumer Discretionary	3.9%
Information Technology	2.6%
Investment Company	0.4%
Other Assets less Liabilities‡	1.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Swiss Re AG	3.7%
Mitsui & Co. Ltd.	3.4%
Aurizon Holdings Ltd.	3.2%
Henkel AG & Co. KGaA	3.1%
GSK PLC	2.9%
Publicis Groupe SA	2.7%
Imperial Brands PLC	2.6%
HeidelbergCement AG	2.6%
Holcim AG	2.5%
Eni SpA	2.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International AI Enhanced Value Fund (the “Fund”) seeks income and capital appreciation by investing primarily in equity securities selected from a universe of developed market equities, excluding the United States and Canada, that exhibit value characteristics based on the selection results of a proprietary, quantitative artificial intelligence (AI) model developed by Voya Investment Management Co., LLC., the Fund’s sub-adviser. Prior to January 18, 2022, Fund performance reflects the investment objective of the Fund when it was the WisdomTree International Dividend ex-Financials Fund and tracked the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index (the “Former Index”). In seeking to track the Former Index, the Fund invested in high-dividend-yielding companies in the developed world excluding the U.S. and Canada, and excluding the financials sector.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$783.90	0.59%	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.11	0.59%	$2.99
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $2.59 and $2.94, respectively.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns[1]	-21.61%	-21.61%	-4.28%	-2.07%	1.59%
Fund Market Price Returns[1]	-21.53%	-21.82%	-4.59%	-2.23%	1.52%
MSCI EAFE Value Index	-21.35%	-20.16%	-2.79%	-2.74%	2.39%
*	Returns of less than one year are cumulative.

[1]

The Fund’s investment objective changed effective January 18, 2022. Prior to January 18, 2022, the Fund’s investment objective sought to track the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International Equity Fund (DWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	22.3%
Industrials	12.6%
Materials	11.5%
Consumer Staples	10.2%
Health Care	9.5%
Consumer Discretionary	7.5%
Communication Services	7.5%
Utilities	6.0%
Energy	5.4%
Real Estate	3.5%
Information Technology	3.2%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).
‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	2.9%
Nestle SA, Registered Shares	2.3%
Rio Tinto Ltd.	1.5%
Novartis AG, Registered Shares	1.5%
Shell PLC	1.3%
Roche Holding AG	1.2%
Nippon Telegraph & Telephone Corp.	1.2%
Toyota Motor Corp.	1.1%
Commonwealth Bank of Australia	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$786.80	0.49%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	0.49%	$2.48
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.48% and the actual and hypothetical expenses paid during the period would have been $2.15 and $2.43, respectively.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-21.32%	-20.10%	-3.14%	-2.22%	2.90%
Fund Market Price Returns	-21.50%	-20.68%	-3.39%	-2.46%	2.86%
WisdomTree International Equity Index	-21.36%	-19.98%	-3.00%	-2.01%	3.12%
MSCI EAFE Index	-22.51%	-25.13%	-1.83%	-0.84%	3.67%
MSCI EAFE Value Index	-21.35%	-20.16%	-2.79%	-2.74%	2.39%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International High Dividend Fund (DTH)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.8%
Materials	16.3%
Communication Services	13.1%
Utilities	9.5%
Health Care	7.7%
Industrials	7.5%
Energy	6.4%
Consumer Staples	6.2%
Real Estate	4.7%
Consumer Discretionary	2.6%
Information Technology	0.9%
Investment Company	0.5%
Other Assets less Liabilities‡	0.8%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	5.6%
Rio Tinto Ltd.	3.0%
Novartis AG, Registered Shares	3.0%
Nippon Telegraph & Telephone Corp.	2.3%
SoftBank Corp.	1.7%
Unilever PLC	1.7%
BP PLC	1.7%
Fortescue Metals Group Ltd.	1.7%
Sanofi	1.5%
Commonwealth Bank of Australia	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International High Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International High Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in high-dividend-yielding companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$791.00	0.58%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-20.90%	-15.77%	-3.52%	-2.60%	2.18%
Fund Market Price Returns	-20.69%	-15.52%	-3.52%	-2.67%	2.17%
WisdomTree International High Dividend Index	-20.93%	-15.62%	-3.24%	-2.35%	2.48%
MSCI EAFE Value Index	-21.35%	-20.16%	-2.79%	-2.74%	2.39%
MSCI EAFE Index	-22.51%	-25.13%	-1.83%	-0.84%	3.67%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Sector Breakdown†

Sector	% of Net Assets
Financials	23.6%
Materials	11.8%
Health Care	11.7%
Consumer Staples	11.6%
Industrials	9.7%
Communication Services	8.3%
Consumer Discretionary	7.0%
Energy	5.8%
Utilities	5.5%
Information Technology	2.5%
Real Estate	1.5%
Investment Company	0.1%
Other Assets less Liabilities‡	0.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
BHP Group Ltd.	4.0%
Nestle SA, Registered Shares	3.2%
Rio Tinto Ltd.	2.1%
Novartis AG, Registered Shares	2.1%
Shell PLC	1.8%
Roche Holding AG	1.7%
Nippon Telegraph & Telephone Corp.	1.6%
Toyota Motor Corp.	1.6%
Commonwealth Bank of Australia	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International LargeCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying large-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$792.90	0.48%	$2.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	0.48%	$2.43

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-20.71%	-17.47%	-2.84%	-1.78%	2.54%
Fund Market Price Returns	-20.41%	-17.44%	-2.97%	-1.82%	2.52%
WisdomTree International LargeCap Dividend Index	-20.73%	-17.39%	-2.64%	-1.58%	2.82%
MSCI EAFE Index	-22.51%	-25.13%	-1.83%	-0.84%	3.67%
MSCI EAFE Value Index	-21.35%	-20.16%	-2.79%	-2.74%	2.39%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Sector Breakdown†

Sector	% of Net Assets
Financials	19.6%
Industrials	18.8%
Materials	9.9%
Real Estate	9.3%
Utilities	8.9%
Consumer Discretionary	8.2%
Consumer Staples	6.2%
Communication Services	5.7%
Information Technology	4.9%
Energy	4.1%
Health Care	3.4%
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Power Assets Holdings Ltd.	1.1%
Aker BP ASA	1.1%
Sompo Holdings, Inc.	1.0%
Koninklijke KPN NV	1.0%
Admiral Group PLC	0.8%
Terna—Rete Elettrica Nazionale	0.8%
ENEOS Holdings, Inc.	0.8%
Tryg A/S	0.7%
Suncorp Group Ltd.	0.7%
Mitsui OSK Lines Ltd.	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International MidCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying mid-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$760.70	0.58%	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-23.93%	-26.27%	-4.32%	-3.18%	3.46%
Fund Market Price Returns	-23.95%	-26.47%	-4.53%	-3.37%	3.46%
WisdomTree International MidCap Dividend Index	-24.06%	-26.35%	-3.96%	-2.80%	3.89%
MSCI EAFE Mid Cap Index	-25.11%	-30.85%	-3.66%	-2.29%	4.07%
MSCI EAFE Mid Cap Value Index	-23.65%	-25.72%	-5.01%	-3.19%	4.01%
MSCI EAFE Index	-22.51%	-25.13%	-1.83%	-0.84%	3.67%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International Multifactor Fund (DWMF)

Sector Breakdown†

Sector	% of Net Assets
Consumer Staples	15.6%
Financials	15.3%
Industrials	13.0%
Health Care	11.3%
Communication Services	9.3%
Consumer Discretionary	6.6%
Energy	6.5%
Utilities	6.4%
Materials	5.5%
Real Estate	4.4%
Information Technology	3.8%
Other Assets less Liabilities‡	2.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
La Francaise des Jeux SAEM	1.5%
GSK PLC	1.4%
Sanofi	1.4%
BAE Systems PLC	1.2%
Ipsen SA	1.2%
Roche Holding AG	1.2%
Bayerische Motoren Werke AG	1.2%
Novartis AG, Registered Shares	1.1%
Singapore Exchange Ltd.	1.1%
Bayer AG, Registered Shares	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Multifactor Fund (the “Fund”) seeks capital appreciation by investing primarily in equity securities of developed countries, excluding the U.S. and Canada, with the highest composite scores based on two fundamental factors, value and quality measures, and two technical factors, momentum and correlation. The Fund seeks to manage its currency risk by dynamically hedging currency fluctuations in the relative value of the applicable international currencies against the U.S. dollar, ranging from a 0% to 100% hedge.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$879.10	0.38%	$1.79
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-12.09%	-13.54%	-1.37%	-0.16%
Fund Market Price Returns	-11.82%	-13.23%	-1.63%	-0.19%
MSCI EAFE Local Currency Index	-11.14%	-11.11%	2.51%	2.47%
MSCI EAFE Index	-22.51%	-25.13%	-1.83%	-1.27%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 10, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

Sector Breakdown†

Sector	% of Net Assets
Health Care	22.6%
Materials	18.8%
Consumer Discretionary	18.3%
Industrials	17.1%
Information Technology	10.1%
Consumer Staples	6.9%
Energy	2.3%
Financials	2.1%
Communication Services	1.3%
Real Estate	0.1%
Utilities	0.0%	*
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk A/S, Class B	6.3%
Roche Holding AG	5.7%
LVMH Moet Hennessy Louis Vuitton SE	5.7%
BHP Group Ltd.	5.2%
Rio Tinto Ltd.	4.8%
Anglo American PLC	4.5%
Diageo PLC	3.3%
Industria de Diseno Textil SA	3.3%
Deutsche Post AG, Registered Shares	2.1%
CSL Ltd.	2.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Quality Dividend Growth Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International Quality Dividend Growth Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies with growth characteristics in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$741.10	0.42%	$1.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	0.42%	$2.13

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	-25.89%	-27.73%	0.33%	0.25%	3.44%
Fund Market Price Returns	-25.79%	-28.13%	-0.03%	0.01%	3.36%
WisdomTree International Quality Dividend Growth Index	-26.01%	-27.61%	0.63%	0.57%	3.79%
MSCI EAFE Index	-22.51%	-25.13%	-1.83%	-0.84%	3.24%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	23.0%
Financials	15.6%
Materials	11.4%
Consumer Discretionary	10.7%
Real Estate	9.0%
Information Technology	7.1%
Consumer Staples	6.9%
Communication Services	4.5%
Utilities	3.9%
Health Care	3.5%
Energy	3.1%
Investment Company	0.0%	*
Other Assets less Liabilities‡	1.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

*	Represents less than 0.1%.

Top Ten Holdings*

Description	% of Net Assets
Cia de Distribucion Integral Logista Holdings SA	1.0%
NetLink NBN Trust	0.8%
Diversified Energy Co. PLC	0.8%
New Hope Corp. Ltd.	0.8%
Societe BIC SA	0.7%
Ferrexpo PLC	0.7%
BFF Bank SpA	0.6%
Metcash Ltd.	0.6%
PostNL NV	0.6%
Drax Group PLC	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the developed world excluding the U.S. and Canada. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio[1]	Expenses Paid During the Period
Actual	$1,000.00	$772.40	0.60%	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	0.60%	$3.04
[1]

Included in the expense ratio are “Other fees” described in Note 6 which are not annualized. Without these expenses, the expense ratio would have been 0.58% and the actual and hypothetical expenses paid during the period would have been $2.58 and $2.94, respectively.

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-22.76%	-27.42%	-3.21%	-3.52%	4.39%
Fund Market Price Returns	-22.26%	-27.27%	-3.28%	-3.64%	4.36%
WisdomTree International SmallCap Dividend Index	-22.92%	-26.98%	-2.45%	-2.70%	5.06%
MSCI EAFE Small Cap Index	-25.78%	-32.06%	-2.16%	-1.79%	5.28%
MSCI EAFE Small Cap Value Index	-24.30%	-27.42%	-2.83%	-2.70%	4.95%
MSCI EAFE Index	-22.51%	-25.13%	-1.83%	-0.84%	3.67%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of September 30, 2022 (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown†

Sector	% of Net Assets
Industrials	24.3%
Consumer Discretionary	16.3%
Materials	14.6%
Financials	13.6%
Information Technology	11.4%
Consumer Staples	6.8%
Health Care	3.9%
Utilities	2.3%
Communication Services	2.1%
Real Estate	1.5%
Energy	1.4%
Investment Company	0.3%
Other Assets less Liabilities‡	1.5%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Electric Power Development Co. Ltd.	0.9%
Nishimatsu Construction Co. Ltd.	0.8%
Toyo Seikan Group Holdings Ltd.	0.8%
Mebuki Financial Group, Inc.	0.8%
Cosmo Energy Holdings Co. Ltd.	0.7%
Aozora Bank Ltd.	0.7%
Sankyo Co. Ltd.	0.7%
Seven Bank Ltd.	0.7%
Konica Minolta, Inc.	0.6%
SHO-BOND Holdings Co. Ltd.	0.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Japan SmallCap Dividend Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying small-cap companies in the Japanese equity market. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended September 30, 2022)

	Beginning Account Value	Ending Account Value	Annualized Net Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$867.90	0.58%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	10 Year
Fund NAV Returns	-13.21%	-24.20%	-3.49%	-3.17%	5.01%
Fund Market Price Returns	-12.13%	-23.83%	-3.71%	-3.18%	5.09%
WisdomTree Japan SmallCap Dividend Index	-13.21%	-24.19%	-3.28%	-2.69%	5.59%
MSCI Japan Small Cap Index	-15.39%	-27.56%	-4.04%	-2.29%	5.47%
MSCI Japan Index	-21.18%	-29.30%	-2.65%	-0.63%	4.84%
*	Returns of less than one year are cumulative.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

Growth is generally characterized by higher price levels relative to fundamentals, such as dividends or earnings. Price levels are higher because investors are willing to pay more due to their expectations of future improvements in these fundamentals.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe,

Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, calculated in local currency.

The MSCI EAFE Mid Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets, excluding the U.S. and Canada.

The MSCI EAFE Mid Cap Value Index captures mid cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of the “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure the performance of large- and mid-cap stocks within developed market European countries.

The MSCI Europe Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of “small” stocks within developed market

European countries.

The MSCI Japan Small Cap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small cap stocks within Japan.

The MSCI Japan Index is a free float-adjusted market capitalization index that is designed to measure the performance of the Japanese equity market.

Quality is generally characterized by higher efficiency and profitability. Typical measures include earnings, return-on-equity, return on assets, operating profitability as well as others. This term is also related to the quality factor, which associates these stock characteristics with excess returns vs. the market over time.

Return-on-Equity (ROE) measures a corporation’s profitability by revealing how much profit a company generates with the money shareholders have invested.

The WisdomTree Europe Quality Dividend Growth Index is a fundamentally weighted index that measures the performance of dividend-paying common stocks with growth characteristics selected from the WisdomTree International Equity Index.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

WisdomTree Trust	13

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree International Equity Index is a fundamentally weighted Index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree International High Dividend Index is comprised of companies with high dividend yields selected from the WisdomTree International Equity Index.

The WisdomTree International LargeCap Dividend Index is comprised of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International MidCap Dividend Index is comprised of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Quality Dividend Growth Index is a fundamentally weighted index designed to provide exposure to dividend paying developed market companies.

The WisdomTree International SmallCap Dividend Index is comprised of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Japan SmallCap Dividend Index is comprised of dividend-paying small-capitalization companies in Japan.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the

MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

14	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

Currency abbreviations:
AUD	Australian dollar	JPY	Japanese yen
CHF	Swiss franc	NOK	Norwegian krone
DKK	Danish krone	NZD	New Zealand dollar
EUR	Euro	SEK	Swedish krona
GBP	British pound	SGD	Singapore dollar
HKD	Hong Kong dollar	USD	U.S. dollar
ILS	Israeli new shekel

Other abbreviations:
CVA	Certificaten Van Aandelen (Certificate of Stock)
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	15

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.5%

Australia – 5.3%

Rio Tinto Ltd.	46,473	$2,539,936

Austria – 1.1%

Andritz AG	1,439	61,520

Kontron AG	1,044	14,901

OMV AG	8,620	315,574

Telekom Austria AG*	16,218	93,898

Wienerberger AG	1,759	35,498

Total Austria		521,391

Belgium – 0.1%

Melexis NV	849	58,221

Denmark – 6.9%

AP Moller – Maersk A/S, Class B	83	151,622

Carlsberg A/S, Class B	1,860	219,037

Coloplast A/S, Class B	2,708	276,798

DSV A/S	397	46,866

H Lundbeck A/S	9,797	31,386

H Lundbeck A/S, Class A*	2,450	7,310

Novo Nordisk A/S, Class B	19,164	1,922,485

Novozymes A/S, Class B	2,105	106,277

Orsted A/S(a)	4,285	342,974

Royal Unibrew A/S	728	47,469

Scandinavian Tobacco Group A/S, Class A(a)	3,973	57,842

SimCorp A/S	420	23,789

Vestas Wind Systems A/S	3,626	67,658

Total Denmark		3,301,513

Finland – 4.1%

Elisa Oyj	5,036	228,669

Kesko Oyj, Class A(b)	3,111	56,138

Kesko Oyj, Class B	5,478	102,742

Kone Oyj, Class B	7,427	288,197

Metso Outotec Oyj	10,789	72,464

Neste Oyj	9,596	421,152

Nokian Renkaat Oyj	3,877	37,601

Orion Oyj, Class B	3,436	145,011

Tokmanni Group Corp.	2,424	26,549

UPM-Kymmene Oyj	17,768	567,101

Valmet Oyj	2,307	47,077

Total Finland		1,992,701

France – 17.7%

Arkema SA	1,247	91,719

BioMerieux	578	46,092

Bureau Veritas SA	3,586	80,729

Capgemini SE	1,450	235,091

Cie de Saint-Gobain	6,388	231,859

Cie Generale des Etablissements Michelin SCA	9,389	212,978

Eiffage SA	2,070	167,340

Hermes International	293	349,325

IPSOS	981	44,112

Kering SA	1,209	543,105

L’Oreal SA	4,518	1,461,706

La Francaise des Jeux SAEM(a)	3,172	94,684

Legrand SA	2,263	147,782

LVMH Moet Hennessy Louis Vuitton SE	4,178	2,498,353

Remy Cointreau SA(b)	446	74,670

Safran SA	983	90,531

Sartorius Stedim Biotech	133	41,316

Schneider Electric SE	5,883	673,958

SEB SA(b)	779	49,376

Sopra Steria Group SACA	287	36,691

Teleperformance	241	61,597

Television Francaise 1	9,510	54,921

Thales SA	2,835	313,836

Trigano SA	552	48,993

Verallia SA(a)	2,879	65,208

Vinci SA	9,674	788,213

Total France		8,504,185

Germany – 7.1%

adidas AG	1,672	194,722

Aurubis AG	714	37,757

Bechtle AG	861	31,318

Brenntag SE	1,683	102,849

Carl Zeiss Meditec AG, Bearer Shares	296	31,158

Covestro AG(a)	3,385	97,958

Dermapharm Holding SE	510	18,626

Deutsche Post AG, Registered Shares	16,582	505,449

Fielmann AG	1,689	54,537

Hapag-Lloyd AG(a)	1,811	309,943

Infineon Technologies AG	6,222	138,426

Instone Real Estate Group SE(a)	824	6,870

Knorr-Bremse AG	1,611	70,041

ProSiebenSat.1 Media SE	7,504	53,709

Siemens AG, Registered Shares	11,458	1,135,952

Siemens Healthineers AG(a)	12,106	525,145

Symrise AG	963	94,765

Varta AG	478	13,744

VERBIO Vereinigte BioEnergie AG	156	9,246

Total Germany		3,432,215

Ireland – 1.1%

CRH PLC(b)	15,155	490,977

Kingspan Group PLC	490	22,244

Total Ireland		513,221

Italy – 1.6%

Amplifon SpA	986	25,984

Anima Holding SpA(a)	15,095	43,328

BFF Bank SpA(a)	17,757	118,638

Buzzi Unicem SpA	2,493	35,620

Davide Campari-Milano NV	4,420	39,455

De’ Longhi SpA(b)	1,969	29,069

DiaSorin SpA(b)	302	33,964

Ferrari NV	687	129,018

GVS SpA*(a)	1,976	11,673

Moncler SpA	1,901	78,944

Pirelli & C. SpA(a)	11,845	38,989

See Notes to Financial Statements.

16	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2022

Investments	Shares	Value

RAI Way SpA(a)	11,143	$51,023

Recordati Industria Chimica e Farmaceutica SpA	3,403	125,649

Technogym SpA(a)	4,053	25,491

Total Italy		786,845

Netherlands – 4.9%

ASM International NV	255	58,393

ASML Holding NV	1,329	564,527

BE Semiconductor Industries NV	1,465	63,995

Euronext NV(a)	1,311	83,609

Heineken NV	4,919	433,026

IMCD NV	189	22,700

Koninklijke KPN NV	166,999	453,501

Randstad NV(b)	5,165	225,570

RHI Magnesita NV	1,655	31,204

Signify NV(a)	2,321	60,550

STMicroelectronics NV(b)	4,158	131,367

Wolters Kluwer NV	2,244	219,658

Total Netherlands		2,348,100

Norway – 2.0%

AF Gruppen ASA	3,656	46,433

Aker BP ASA(b)	8,364	239,931

Atea ASA*	3,435	30,639

Kongsberg Gruppen ASA	3,153	96,061

Mowi ASA	3,461	43,988

Norsk Hydro ASA	30,516	164,772

Yara International ASA	9,363	329,334

Total Norway		951,158

Portugal – 0.4%

Altri SGPS SA	9,053	45,896

Jeronimo Martins SGPS SA	7,277	135,806

Total Portugal		181,702

Spain – 4.4%

Acerinox SA	9,927	79,725

Banco Bilbao Vizcaya Argentaria SA	127,845	578,687

Cie Automotive SA	2,346	48,907

Faes Farma SA(b)	18,624	67,689

Fluidra SA(b)	2,008	30,530

Grifols SA*(b)	6,054	52,677

Industria de Diseno Textil SA	55,757	1,162,363

Viscofan SA	1,280	70,096

Total Spain		2,090,674

Sweden – 4.9%

AAK AB	3,559	47,256

Alfa Laval AB	3,592	90,112

Assa Abloy AB, Class B	8,969	169,480

Atlas Copco AB, Class A	23,837	225,106

Atlas Copco AB, Class B	13,819	116,131

Axfood AB	6,113	140,410

Bilia AB, Class A	3,641	41,897

Catena AB	707	21,087

Dustin Group AB(a)	2,618	10,375

Elekta AB, Class B	7,167	36,721

Epiroc AB, Class A	5,973	86,197

Epiroc AB, Class B	1,860	23,632

EQT AB	4,151	81,954

Evolution AB(a)	767	61,291

Hexagon AB, Class B	13,720	129,442

Hexpol AB	6,742	55,832

Husqvarna AB, Class B	8,468	47,386

Indutrade AB	2,078	34,154

JM AB	2,220	30,947

Mycronic AB	1,539	18,722

Nibe Industrier AB, Class B	3,697	33,347

Nordnet AB publ	1,937	22,097

Paradox Interactive AB	814	13,031

Samhallsbyggnadsbolaget i Norden AB(b)	15,150	16,607

Sandvik AB	14,055	193,205

SKF AB, Class B(b)	7,428	100,568

Thule Group AB(a)(b)	1,594	32,103

Volvo AB, Class A	8,033	119,292

Volvo AB, Class B	25,050	356,828

Total Sweden		2,355,210

Switzerland – 19.1%

Adecco Group AG, Registered Shares	4,844	134,899

Coca-Cola HBC AG	6,167	130,387

EMS-Chemie Holding AG, Registered Shares	334	213,278

Geberit AG, Registered Shares	361	156,797

Kuehne + Nagel International AG, Registered Shares(b)	1,006	206,464

Logitech International SA, Registered Shares(b)	1,586	74,043

Nestle SA, Registered Shares	34,471	3,750,221

Partners Group Holding AG	377	308,188

Roche Holding AG	9,101	2,990,824

Roche Holding AG, Bearer Shares(b)	2,032	800,619

Schindler Holding AG, Participation Certificate	390	61,279

Schindler Holding AG, Registered Shares	649	98,908

SFS Group AG	368	31,855

Sonova Holding AG, Registered Shares	444	99,243

Straumann Holding AG, Registered Shares	432	40,310

Temenos AG, Registered Shares	471	32,272

VAT Group AG(a)	221	45,760

Total Switzerland		9,175,347

United Kingdom – 15.1%

Abrdn PLC	66,961	103,975

Alpha FX Group PLC	551	10,456

Anglo American PLC	46,367	1,415,880

Antofagasta PLC	19,845	247,116

Ashmore Group PLC(b)	22,592	49,708

Ashtead Group PLC	1,286	58,657

Bellway PLC	1,915	36,405

Britvic PLC	6,952	55,682

Burberry Group PLC	5,175	104,445

Computacenter PLC	1,682	36,294

Croda International PLC	795	57,206

Diageo PLC	24,816	1,051,987

See Notes to Financial Statements.

WisdomTree Trust	17

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

September 30, 2022

Investments	Shares	Value

Dunelm Group PLC(b)	3,088	$25,164

Ferrexpo PLC	41,217	55,949

Fresnillo PLC(b)	10,889	93,499

Games Workshop Group PLC	353	22,835

Halma PLC	1,488	33,969

Hargreaves Lansdown PLC(b)	8,687	84,095

Hikma Pharmaceuticals PLC	2,246	34,186

Howden Joinery Group PLC	4,670	26,337

Impax Asset Management Group PLC(b)	1,442	8,451

Intertek Group PLC	1,457	60,292

Mondi PLC	8,042	125,143

RELX PLC	15,804	388,477

Rentokil Initial PLC(b)	11,165	59,513

Rightmove PLC	6,582	35,430

Rotork PLC	10,394	27,174

RS Group PLC	3,405	36,832

Savills PLC	2,478	22,005

Softcat PLC	2,100	27,896

Spirax-Sarco Engineering PLC	306	35,525

Synthomer PLC	8,301	9,869

Taylor Wimpey PLC	111,446	109,851

Tesco PLC	147,063	339,496

TI Fluid Systems PLC(a)(b)	9,665	13,055

Unilever PLC	51,290	2,272,451

Victrex PLC	1,617	30,144

Vistry Group PLC(b)	4,291	28,213

Total United Kingdom		7,233,662

United States – 3.7%

GSK PLC	120,798	1,760,829
TOTAL COMMON STOCKS (Cost: $62,748,122)		47,746,910

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.7%

United States – 4.7%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $2,258,555)	2,258,555	2,258,555
TOTAL INVESTMENTS IN SECURITIES – 104.2% (Cost: $65,006,677)		50,005,465

Other Assets less Liabilities – (4.2)%		(2,013,915)

NET ASSETS – 100.0%		$47,991,550
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,562,655 and the total market value of the collateral held by the Fund was $2,710,099. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $451,544.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2022	4,138	USD	45,051	NOK	$4	$—

Deutsche Bank AG	10/4/2022	8,543	USD	7,656	GBP	—	(3)
UBS AG	10/4/2022	12,976	USD	13,243	EUR	2	—
						$6	$(3)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$47,746,910	$—	$—	$47,746,910
Investment of Cash Collateral for Securities Loaned	—	2,258,555	—	2,258,555
Total Investments in Securities	$47,746,910	$2,258,555	$—	$50,005,465
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$6	$—	$6

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3)	$—	$(3)
Total – Net	$47,746,910	$2,258,558	$—	$50,005,468
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

18	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 98.4%

Austria – 1.6%

AT&S Austria Technologie & Systemtechnik AG	13,866	$457,096

Kontron AG(a)	27,098	386,783

POLYTEC Holding AG(a)	44,194	196,341

S IMMO AG(a)	50,490	1,122,799

Semperit AG Holding(a)	24,380	410,802

Zumtobel Group AG	34,574	203,223

Total Austria		2,777,044

Belgium – 2.9%

Befimmo SA(a)	42,566	1,947,379

Bekaert SA	56,973	1,444,456

Deceuninck NV(a)	89,943	167,766

Fagron	26,376	325,316

Ion Beam Applications	16,347	192,172

Recticel SA	28,323	372,915

Xior Student Housing NV(a)	17,800	556,265

Total Belgium		5,006,269

Denmark – 6.4%

Alm Brand A/S	2,049,752	2,511,587

Cementir Holding NV	116,301	636,892

Chemometec A/S	3,669	279,892

D/S Norden A/S	68,153	2,885,990

FLSmidth & Co. A/S	14,464	316,154

Huscompagniet A/S	15,218	87,921

Matas A/S	22,616	201,133

Per Aarsleff Holding A/S	14,900	366,321

Scandinavian Tobacco Group A/S, Class A(b)	102,589	1,493,575

Spar Nord Bank A/S	97,213	1,086,136

Sydbank A/S	47,123	1,295,123

Total Denmark		11,160,724

Finland – 4.5%

Aktia Bank Oyj	73,289	694,282

Caverion Oyj	68,627	288,755

Kamux Corp.(a)	24,163	125,458

Kemira Oyj	161,635	1,797,223

Lassila & Tikanoja Oyj(a)	30,851	301,325

Musti Group Oyj*	11,015	192,293

Oma Saastopankki Oyj	23,533	402,525

Revenio Group Oyj	5,580	208,381

Rovio Entertainment Oyj(a)(b)	52,090	290,616

Suominen Oyj(a)	55,599	143,522

Talenom Oyj(a)	18,364	158,314

Terveystalo Oyj(b)	73,585	596,164

Tokmanni Group Corp.	102,397	1,121,501

Uponor Oyj	59,512	785,896

Verkkokauppa.com Oyj(a)	55,839	166,843

YIT Oyj(a)	204,824	576,685

Total Finland		7,849,783

France – 4.6%

AKWEL(a)	16,287	233,270

Chargeurs SA	43,643	507,073

Coface SA	195,677	1,885,319

Fnac Darty SA	14,376	399,970

Groupe SFPI	84,100	173,016

IPSOS	46,191	2,077,021

Kaufman & Broad SA(a)	20,370	402,103

Lectra	8,615	239,687

Maisons du Monde SA(a)(b)	20,821	165,116

Mersen SA	13,830	386,811

Quadient SA	26,992	376,280

Television Francaise 1	189,132	1,092,244

Total France		7,937,910

Germany – 7.6%

Aareal Bank AG	27,389	885,980

AURELIUS Equity Opportunities SE & Co. KGaA	36,630	684,319

Bilfinger SE	83,778	2,117,486

CANCOM SE	14,105	336,605

CropEnergies AG	84,371	1,018,298

Deutsche Pfandbriefbank AG(b)	99,513	691,189

DIC Asset AG	55,590	423,144

Eckert & Ziegler Strahlen – und Medizintechnik AG	3,191	107,474

Encavis AG	72,771	1,317,441

GFT Technologies SE	6,328	190,936

GRENKE AG	11,548	211,553

Hamborner REIT AG	97,982	677,676

Hamburger Hafen und Logistik AG	54,231	592,902

Hensoldt AG	30,064	605,243

Hornbach Holding AG & Co. KGaA	8,853	558,531

Instone Real Estate Group SE(b)	23,244	193,781

Jenoptik AG	13,484	268,683

JOST Werke AG(b)	8,901	311,299

MLP SE	45,051	229,498

Mutares SE & Co. KGaA(a)	26,262	382,826

NORMA Group SE	18,116	245,446

PATRIZIA SE	33,944	350,489

Wacker Neuson SE	47,627	628,480

Wuestenrot & Wuerttembergische AG	19,667	262,413

Total Germany		13,291,692

Ireland – 0.5%

Kenmare Resources PLC	70,470	307,582

Origin Enterprises PLC	101,406	360,116

Uniphar PLC*(a)	65,190	201,170

Total Ireland		868,868

Italy – 11.3%

Alerion Cleanpower SpA(a)	21,545	697,572

Anima Holding SpA(b)	679,453	1,950,284

Ascopiave SpA	82,649	170,840

Avio SpA(a)	19,990	179,970

Banca IFIS SpA	48,248	537,889

Banca Popolare di Sondrio SpA(a)	322,712	1,072,363

BFF Bank SpA(b)	600,939	4,015,000

Cairo Communication SpA	129,526	179,169

Credito Emiliano SpA	262,808	1,490,692

See Notes to Financial Statements.

WisdomTree Trust	19

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2022

Investments	Shares	Value

Danieli & C. Officine Meccaniche SpA, RSP	28,999	$347,724

Datalogic SpA(a)	18,650	119,306

doValue SpA(b)	74,629	396,258

El.En. SpA	22,444	255,492

Emak SpA	187,082	163,664

Esprinet SpA	67,401	414,004

Gruppo MutuiOnline SpA	15,926	313,286

GVS SpA*(a)(b)	56,861	335,894

Maire Tecnimont SpA(a)	315,182	746,601

MARR SpA	32,365	306,601

Piaggio & C. SpA	549,281	1,117,102

RAI Way SpA(b)	235,139	1,076,674

Salcef Group SpA	54,226	745,840

Sanlorenzo SpA	13,232	427,122

SOL SpA	43,427	667,929

Technogym SpA(a)(b)	135,684	853,364

Tinexta SpA(a)	8,233	154,373

Unieuro SpA(a)(b)	71,550	719,164

Zignago Vetro SpA	21,548	233,471

Total Italy		19,687,648

Netherlands – 5.3%

AMG Advanced Metallurgical Group NV	7,376	168,219

Brunel International NV	35,404	296,891

Eurocommercial Properties NV	38,406	766,033

Heijmans NV, CVA(a)	64,329	603,100

Ordina NV	286,745	1,074,480

PostNL NV(a)	2,275,163	3,840,331

RHI Magnesita NV	53,352	1,005,914

TKH Group NV, CVA	27,365	895,391

Wereldhave NV(a)	46,062	530,214

Total Netherlands		9,180,573

Norway – 5.5%

ABG Sundal Collier Holding ASA	684,733	346,851

Atea ASA*	83,185	741,984

Austevoll Seafood ASA	130,509	883,254

Bonheur ASA	16,599	470,678

Borregaard ASA	52,691	621,814

Europris ASA(b)	239,229	1,195,349

Kid ASA(b)	47,923	322,353

Kitron ASA(a)	277,385	479,055

Komplett Bank ASA*(a)	328,048	152,626

Multiconsult ASA(b)	30,449	368,833

Selvaag Bolig ASA	53,108	154,734

SpareBank 1 Nord Norge	55,556	416,011

SpareBank 1 SMN	48,924	500,139

Sparebanken Vest	50,674	380,383

TGS ASA	204,308	2,512,310

Total Norway		9,546,374

Peru – 0.1%

Hochschild Mining PLC	242,139	159,477

Portugal – 2.3%

Altri SGPS SA	281,212	1,425,657

Corticeira Amorim SGPS SA	29,802	265,679

CTT – Correios de Portugal SA(a)	81,984	217,655

Sonae SGPS SA	2,693,236	2,175,384

Total Portugal		4,084,375

Spain – 3.8%

Aedas Homes SA(b)	74,938	1,068,893

Applus Services SA	79,956	449,216

Audax Renovables SA*(a)	227,655	186,223

ContourGlobal PLC(b)	212,754	598,493

Faes Farma SA	264,466	961,202

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	659,586	621,609

Neinor Homes SA(a)(b)	91,382	835,243

Pharma Mar SA	5,059	269,411

Sacyr SA(a)	752,637	1,650,124

Total Spain		6,640,414

Sweden – 11.2%

AcadeMedia AB(b)	97,859	425,915

Akelius Residential Property AB, Class D(a)	284,420	461,972

Alimak Group AB(a)(b)	28,262	151,019

Ambea AB(b)	59,286	208,349

Beijer Alma AB	33,770	443,673

Bergman & Beving AB	27,593	205,378

Bilia AB, Class A	125,132	1,439,906

BioGaia AB, Class B	21,315	147,894

Biotage AB	10,294	154,723

Bonava AB, Class B(a)	101,990	240,971

Bufab AB	13,662	247,449

Byggmax Group AB	104,825	352,329

Catena AB	25,814	769,942

Clas Ohlson AB, Class B(a)	126,235	758,149

Cloetta AB, Class B	246,879	391,758

Coor Service Management Holding AB(b)	108,334	737,521

Dios Fastigheter AB	172,050	1,092,221

Dustin Group AB(a)(b)	70,665	280,049

Eolus Vind AB, Class B(a)	9,477	100,257

Fagerhult AB	56,308	189,765

Ferronordic AB(a)	22,850	59,712

G5 Entertainment AB(a)	3,855	66,036

GARO AB(a)	4,954	43,815

Granges AB	37,654	243,279

HMS Networks AB	9,277	252,124

Instalco AB(a)	48,810	197,241

Inwido AB	72,157	572,184

JM AB	74,665	1,040,836

Karnov Group AB*	57,522	281,973

KNOW IT AB	14,071	283,259

Lagercrantz Group AB, Class B(a)	59,966	527,658

Lindab International AB	45,869	515,419

Loomis AB	59,707	1,475,257

Midsona AB, Class B	53,625	75,092

MIPS AB(a)	4,329	130,133

Munters Group AB(a)(b)	60,567	426,520

See Notes to Financial Statements.

20	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2022

Investments	Shares	Value

Mycronic AB	41,129	$500,330

NCC AB, Class B	103,164	746,481

Nobia AB	180,362	339,352

Nordic Waterproofing Holding AB(a)	24,914	336,303

Paradox Interactive AB	25,176	403,020

Platzer Fastigheter Holding AB, Class B	46,620	281,463

Pricer AB, Class B(a)	135,251	214,500

Ratos AB, Class B	134,615	462,040

Rottneros AB(a)	236,817	289,366

Scandi Standard AB*	60,514	253,344

Troax Group AB	16,069	228,202

Vitec Software Group AB, Class B	5,712	169,649

Volati AB	25,877	229,215

Total Sweden		19,443,043

Switzerland – 4.3%

Arbonia AG(a)	68,958	793,096

Comet Holding AG, Registered Shares	1,233	181,395

EFG International AG	80,115	638,967

Huber + Suhner AG, Registered Shares	14,946	1,193,554

Landis + Gyr Group AG*	30,637	1,674,646

Mobilezone Holding AG, Registered Shares	90,276	1,366,637

Valiant Holding AG, Registered Shares	14,579	1,392,356

Zehnder Group AG	5,822	298,124

Total Switzerland		7,538,775

United Kingdom – 26.5%

AJ Bell PLC	166,412	500,081

Alliance Pharma PLC	314,950	195,126

Anglo Asian Mining PLC	139,379	111,246

Bloomsbury Publishing PLC	78,281	320,266

Bodycote PLC	106,889	555,077

Central Asia Metals PLC	389,020	942,350

Chemring Group PLC	100,116	317,397

Chesnara PLC	134,255	411,390

Clarkson PLC	21,872	642,133

CLS Holdings PLC	243,157	378,382

Coats Group PLC	709,531	403,153

Concentric AB	16,057	257,838

Craneware PLC	9,579	206,376

Currys PLC(a)	615,695	389,355

Devro PLC	235,988	437,299

DiscoverIE Group PLC(a)	25,162	182,012

Diversified Energy Co. PLC	2,819,973	4,082,871

Domino’s Pizza Group PLC	327,642	814,152

Drax Group PLC	469,064	3,144,313

EMIS Group PLC	55,981	1,181,090

Essentra PLC	135,587	276,375

Euromoney Institutional Investor PLC	41,826	673,275

FDM Group Holdings PLC	94,173	659,135

Ferrexpo PLC	1,554,652	2,110,316

Forterra PLC(b)	118,903	310,591

Galliford Try Holdings PLC	119,368	195,878

Gamma Communications PLC	14,638	172,555

Gateley Holdings PLC	82,806	177,940

GB Group PLC	32,280	219,448

Genuit Group PLC	77,824	253,240

Halfords Group PLC	88,749	130,575

Harworth Group PLC	131,655	177,829

Headlam Group PLC	51,632	133,141

Helical PLC	71,988	286,082

Hill & Smith Holdings PLC	46,903	476,979

Hilton Food Group PLC	65,804	392,995

Hunting PLC	122,818	320,132

Ibstock PLC(b)	197,313	361,668

IG Design Group PLC(a)	64,247	55,224

Impax Asset Management Group PLC(a)	45,594	267,207

IntegraFin Holdings PLC	118,660	291,147

International Personal Finance PLC	116,565	107,480

Jadestone Energy PLC	212,704	163,835

James Fisher & Sons PLC*	21,250	66,894

James Halstead PLC(a)	99,664	229,741

Jupiter Fund Management PLC	844,342	865,722

Keller Group PLC	53,849	378,703

Liontrust Asset Management PLC	28,532	232,825

LSL Property Services PLC	34,130	99,820

Luceco PLC(b)	87,545	81,113

Marshalls PLC	58,926	192,470

Mattioli Woods PLC	50,286	353,646

MJ Gleeson PLC	30,905	142,137

Moneysupermarket.com Group PLC	643,840	1,335,378

Morgan Advanced Materials PLC	133,261	337,683

Morgan Sindall Group PLC	48,854	806,038

Mortgage Advice Bureau Holdings Ltd.	31,635	224,598

NCC Group PLC	149,425	364,465

Next Fifteen Communications Group PLC(a)	28,613	249,137

Norcros PLC	75,013	138,166

Numis Corp. PLC	82,134	212,712

Oxford Instruments PLC	13,664	272,116

Pan African Resources PLC(a)	2,350,546	459,185

Paragon Banking Group PLC	230,473	1,015,729

PayPoint PLC	96,538	646,592

Polar Capital Holdings PLC	153,425	710,763

Premier Foods PLC	203,250	216,224

Premier Miton Group PLC(a)	143,820	170,179

PZ Cussons PLC	290,392	632,769

Reach PLC	136,476	105,501

Record PLC	191,475	145,987

Redde Northgate PLC	333,027	1,076,239

Renew Holdings PLC	54,124	344,386

Robert Walters PLC	36,963	188,979

Sabre Insurance Group PLC(b)	456,750	494,574

Serco Group PLC	499,711	871,884

Serica Energy PLC	140,235	586,258

Smart Metering Systems PLC	87,282	783,360

Spirent Communications PLC	229,322	671,723

SThree PLC	62,423	239,709

TBC Bank Group PLC	39,401	733,642

Telecom Plus PLC	83,009	1,599,362

See Notes to Financial Statements.

WisdomTree Trust	21

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

September 30, 2022

Investments	Shares	Value

TI Fluid Systems PLC(a)(b)	332,595	$449,243

TT Electronics PLC	117,380	184,492

Tyman PLC	149,949	329,420

UP Global Sourcing Holdings PLC	91,512	102,359

Vesuvius PLC	268,131	926,079

VIDENDUM PLC(a)	19,594	263,348

Volex PLC	37,011	100,809

Watkin Jones PLC	259,828	438,549

Wincanton PLC	118,244	386,087

Workspace Group PLC	95,195	423,577

XPS Pensions Group PLC	280,781	401,198

YouGov PLC	14,438	141,831

Total United Kingdom		46,108,355
TOTAL COMMON STOCKS (Cost: $260,956,746)		171,281,324

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.0%

United States – 7.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $12,242,097)	12,242,097	12,242,097

TOTAL INVESTMENTS IN SECURITIES – 105.4% (Cost: $273,198,843)		183,523,421

Other Assets less Liabilities – (5.4)%		(9,441,300)

NET ASSETS – 100.0%		$174,082,121
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,629,333. The Fund also had securities on loan having a total market value of $38,577 that were sold and pending settlement. The total market value of the collateral held by the Fund was $19,761,907. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,519,810.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree International MidCap Dividend Fund^	$1,141,154	$4,805,674	$5,522,597	$(433,666)	$9,435	$—	$57,688
^	As of September 30,2022, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$171,281,324	$—	$—	$171,281,324
Investment of Cash Collateral for Securities Loaned	—	12,242,097	—	12,242,097
Total Investments in Securities	$171,281,324	$12,242,097	$—	$183,523,421

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 95.4%

Australia – 7.1%

Aurizon Holdings Ltd.	1,027,431	$2,279,024

Australia & New Zealand Banking Group Ltd.(a)	16,987	249,017

Dexus	32,663	162,125

Lendlease Corp. Ltd.	34,429	197,454

National Australia Bank Ltd.	17,525	324,623

Origin Energy Ltd.	56,036	186,267

Sonic Healthcare Ltd.	71,454	1,404,886

Westpac Banking Corp.(a)	15,835	210,138

Total Australia		5,013,534

Austria – 1.2%

OMV AG	23,359	855,162

Belgium – 2.2%

Groupe Bruxelles Lambert NV	22,555	1,588,260

Finland – 0.6%

Fortum Oyj	18,976	255,982

Sampo Oyj, Class A	4,311	184,810

Total Finland		440,792

France – 4.9%

Arkema SA	3,410	250,813

Cie de Saint-Gobain	16,382	594,601

Orange SA	20,023	181,404

Publicis Groupe SA	39,718	1,902,686

Renault SA*	6,795	186,188

Vivendi SE	21,472	167,691

Wendel SE	2,476	179,132

Total France		3,462,515

Germany – 8.6%

Allianz SE, Registered Shares	3,970	629,274

Aroundtown SA	398,428	880,952

Continental AG	11,635	523,748

Fresenius Medical Care AG & Co. KGaA	5,686	161,705

Fresenius SE & Co. KGaA	35,948	773,001

HeidelbergCement AG	45,202	1,808,925

Henkel AG & Co. KGaA	3,121	178,252

LEG Immobilien SE	4,130	248,260

Mercedes-Benz Group AG	8,735	447,972

Siemens Energy AG*	24,374	271,851

Telefonica Deutschland Holding AG	78,213	158,836

Total Germany		6,082,776

Hong Kong – 7.2%

CK Asset Holdings Ltd.	29,000	174,372

CLP Holdings Ltd.	23,500	177,674

Hang Lung Properties Ltd.	328,000	538,177

Hang Seng Bank Ltd.	13,000	197,404

Henderson Land Development Co. Ltd.	397,000	1,112,626

HK Electric Investments & HK Electric Investments Ltd.	1,462,500	1,024,695

Hongkong Land Holdings Ltd.	55,000	243,100

New World Development Co. Ltd.	77,000	218,742

Sino Land Co. Ltd.	166,000	219,503

Sun Hung Kai Properties Ltd.	58,500	647,234

Swire Properties Ltd.	142,200	306,141

Wharf Real Estate Investment Co. Ltd.	47,916	217,914

Total Hong Kong		5,077,582

Italy – 4.2%

Eni SpA(a)	160,025	1,710,344

Mediobanca Banca di Credito Finanziario SpA	25,565	201,861

Poste Italiane SpA(b)	24,323	185,620

Snam SpA	160,907	653,544

Telecom Italia SpA*(a)	1,170,178	218,153

Total Italy		2,969,522

Japan – 19.8%

AGC, Inc.	15,500	480,811

Asahi Group Holdings Ltd.	24,900	771,368

Hulic Co. Ltd.	33,800	248,225

Inpex Corp.	16,900	158,673

Japan Post Insurance Co. Ltd.	17,800	249,147

Japan Tobacco, Inc.	32,600	534,681

Kao Corp.	6,800	277,083

Kobayashi Pharmaceutical Co. Ltd.	3,400	199,192

Komatsu Ltd.	12,900	232,698

Lixil Corp.(a)	15,600	228,377

Makita Corp.	8,600	166,302

MEIJI Holdings Co. Ltd.(a)	5,200	230,999

Mitsubishi Electric Corp.	81,100	730,906

Mitsui & Co. Ltd.	112,900	2,409,396

NGK Insulators Ltd.	15,700	195,240

Nissan Motor Co. Ltd.	96,700	307,446

Nisshin Seifun Group, Inc.(a)	18,700	189,655

ORIX Corp.	16,500	231,236

Otsuka Corp.	54,300	1,697,520

Rakuten Group, Inc.	125,100	536,717

Shimizu Corp.(a)	63,700	312,020

Shin-Etsu Chemical Co. Ltd.	2,300	227,704

Sumitomo Realty & Development Co. Ltd.(a)	16,500	374,811

Taisei Corp.	9,000	249,957

Takeda Pharmaceutical Co. Ltd.	24,000	624,602

Tosoh Corp.	146,400	1,628,409

TOTO Ltd.	7,400	246,419

Yamato Holdings Co. Ltd.	17,400	261,700

Total Japan		14,001,294

Netherlands – 1.7%

JDE Peet’s NV	7,341	215,317

Koninklijke Philips NV(a)	34,098	534,466

NN Group NV	12,345	483,388

Total Netherlands		1,233,171

Norway – 3.2%

DNB Bank ASA	21,238	336,873

Gjensidige Forsikring ASA	24,585	421,886

Norsk Hydro ASA	57,810	312,147

Telenor ASA	130,281	1,191,475

Total Norway		2,262,381

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

September 30, 2022

Investments	Shares	Value

Singapore – 1.4%

City Developments Ltd.	75,200	$398,299

Oversea-Chinese Banking Corp. Ltd.	47,800	394,086

United Overseas Bank Ltd.	10,300	187,782

Total Singapore		980,167

Spain – 3.2%

ACS Actividades de Construccion y Servicios SA	8,754	198,360

Enagas SA(a)	96,245	1,493,496

Red Electrica Corp. SA	17,068	262,682

Repsol SA	23,968	277,184

Total Spain		2,231,722

Sweden – 3.7%

Essity AB, Class B	21,743	432,607

Industrivarden AB, Class A	8,763	178,221

Industrivarden AB, Class C(a)	81,091	1,631,685

Securitas AB, Class B(a)	22,209	155,298

Swedbank AB, Class A	16,233	214,806

Total Sweden		2,612,617

Switzerland – 9.4%

Baloise Holding AG, Registered Shares	1,350	173,782

Geberit AG, Registered Shares	2,614	1,135,367

Holcim AG*	42,065	1,751,408

SGS SA, Registered Shares	102	220,219

Swatch Group AG, Registered Shares	4,272	181,254

Swiss Life Holding AG, Registered Shares	432	192,463

Swiss Prime Site AG, Registered Shares	2,444	196,166

Swiss Re AG	35,062	2,606,183

Temenos AG, Registered Shares	2,379	163,007

Total Switzerland		6,619,849

United Kingdom – 14.1%

Anglo American PLC	28,975	884,791

BAE Systems PLC	22,508	198,442

Barratt Developments PLC	143,109	546,673

British American Tobacco PLC	7,988	287,707

Bunzl PLC	7,282	224,357

CK Hutchison Holdings Ltd.	75,000	414,655

Imperial Brands PLC	88,636	1,835,417

J. Sainsbury PLC	82,594	160,704

Johnson Matthey PLC	22,677	463,885

M&G PLC	885,678	1,646,650

Phoenix Group Holdings PLC	172,905	1,016,796

Reckitt Benckiser Group PLC	6,575	438,619

Schroders PLC	248,517	1,079,994

St. James’s Place PLC	45,529	526,537

United Utilities Group PLC	26,078	258,737

Total United Kingdom		9,983,964

United States – 2.9%

GSK PLC	141,360	2,060,554
TOTAL COMMON STOCKS (Cost: $90,731,898)		67,475,862

PREFERRED STOCK – 3.1%

Germany – 3.1%
Henkel AG & Co. KGaA (Cost: $3,423,840)	36,337	2,172,161

EXCHANGE-TRADED FUND – 0.4%

United States – 0.4%
iShares MSCI EAFE Value ETF(a) (Cost: $345,180)	8,565	330,010

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.3%

United States – 7.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $5,143,965)	5,143,965	5,143,965

TOTAL INVESTMENTS IN SECURITIES – 106.2% (Cost: $99,644,883)		75,121,998

Other Assets less Liabilities – (6.2)%		(4,405,800)

NET ASSETS – 100.0%		$70,716,198
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,140,305 and the total market value of the collateral held by the Fund was $5,441,546. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $297,581.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$67,475,862	$—	$—	$67,475,862
Preferred Stock	2,172,161	—	—	2,172,161
Exchange-Traded Fund	330,010	—	—	330,010
Investment of Cash Collateral for Securities Loaned	—	5,143,965	—	5,143,965
Total Investments in Securities	$69,978,033	$5,143,965	$—	$75,121,998

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.2%

Australia – 12.9%

Adairs Ltd.(a)	49,748	$57,894

Alumina Ltd.	205,096	166,811

Ampol Ltd.	11,781	217,770

APA Group	68,265	420,914

ASX Ltd.(a)	10,689	493,170

Atlas Arteria Ltd.(a)	65,427	262,073

AUB Group Ltd.	4,963	60,533

Aurizon Holdings Ltd.	116,515	258,451

Austal Ltd.	98,482	144,367

Australia & New Zealand Banking Group Ltd.	127,550	1,869,788

Australian Finance Group Ltd.(a)	146,949	151,642

Autosports Group Ltd.(a)	133,248	182,481

Bank of Queensland Ltd.(a)	54,933	229,928

Bapcor Ltd.(a)	24,350	95,814

Bell Financial Group Ltd.(a)	245,027	159,115

Bendigo & Adelaide Bank Ltd.(a)	76,619	383,752

BHP Group Ltd.	609,890	15,104,799

Brambles Ltd.	35,512	260,518

Brickworks Ltd.	11,051	153,047

carsales.com Ltd.	22,490	271,992

Charter Hall Group	29,324	216,442

Coles Group Ltd.	68,707	725,798

Commonwealth Bank of Australia	95,341	5,559,864

Costa Group Holdings Ltd.	94,509	136,113

Cromwell Property Group	572,834	246,763

CSL Ltd.	5,608	1,027,686

Dexus	82,334	408,671

Dusk Group Ltd.(a)	69,732	87,427

Elders Ltd.(a)	25,750	196,188

Fortescue Metals Group Ltd.	411,753	4,452,869

Goodman Group	58,014	588,596

GPT Group	101,150	249,082

Growthpoint Properties Australia Ltd.	106,661	210,533

GUD Holdings Ltd.(a)	17,459	83,179

Harvey Norman Holdings Ltd.(a)	140,734	365,559

Healius Ltd.	35,287	76,458

Inghams Group Ltd.(a)	75,308	115,238

Insurance Australia Group Ltd.	95,429	282,238

IVE Group Ltd.(a)	55,397	79,783

JB Hi-Fi Ltd.(a)	12,232	298,539

Latitude Group Holdings Ltd.(a)	63,741	53,687

Lendlease Corp. Ltd.	24,266	139,168

Liberty Financial Group Ltd.	42,638	108,286

MA Financial Group Ltd.(a)	9,440	23,428

Macquarie Group Ltd.	11,332	1,112,850

Magellan Financial Group Ltd.(a)	11,226	81,272

Medibank Pvt Ltd.	164,684	367,416

Metcash Ltd.(a)	80,075	199,244

Mirvac Group	240,522	300,782

Monadelphous Group Ltd.(a)	16,150	135,610

National Australia Bank Ltd.	161,023	2,982,692

Navigator Global Investments Ltd.	128,684	93,493

Newcrest Mining Ltd.	16,647	181,098

Nine Entertainment Co. Holdings Ltd.	122,519	146,913

NRW Holdings Ltd.	89,718	137,288

OZ Minerals Ltd.(a)	12,563	208,235

Pendal Group Ltd.	50,746	146,822

QBE Insurance Group Ltd.	36,444	270,167

Qube Holdings Ltd.(a)	97,764	155,886

Resimac Group Ltd.(a)	126,305	79,584

Rio Tinto Ltd.	185,677	10,362,494

Santos Ltd.	49,956	227,725

Scentre Group	176,008	287,437

Seven Group Holdings Ltd.(a)	16,859	183,729

SG Fleet Group Ltd.	91,786	118,618

Sims Ltd.	14,007	120,498

SmartGroup Corp. Ltd.	32,314	103,674

Sonic Healthcare Ltd.	19,499	383,378

Stockland	187,814	394,869

Suncorp Group Ltd.	87,227	562,508

Tabcorp Holdings Ltd.	112,312	67,517

Telstra Corp. Ltd.(a)	832,445	2,060,599

Transurban Group	71,271	565,464

Vicinity Centres	281,496	314,014

Viva Energy Group Ltd.(b)	52,324	87,805

Washington H Soul Pattinson & Co. Ltd.(a)	12,750	219,614

Wesfarmers Ltd.	59,051	1,621,943

Westpac Banking Corp.	130,512	1,731,958

Woodside Energy Group Ltd.	136,821	2,785,100

Woolworths Group Ltd.	51,158	1,116,685

Worley Ltd.(a)	48,031	393,122

Total Australia		66,984,557

Austria – 0.6%

Andritz AG	5,730	244,968

BAWAG Group AG(b)	10,293	448,314

Oesterreichische Post AG(a)	9,815	262,497

OMV AG	21,077	771,619

Semperit AG Holding(a)	3,606	60,761

Strabag SE, Bearer Shares	19,426	734,584

Telekom Austria AG*	62,306	360,735

Vienna Insurance Group AG Wiener Versicherung Gruppe	6,958	142,463

Voestalpine AG	3,756	64,429

Wienerberger AG	1,845	37,233

Total Austria		3,127,603

Belgium – 0.6%

Ackermans & van Haaren NV	727	92,658

Aedifica SA	2,531	195,508

Anheuser-Busch InBev SA	19,948	913,493

Befimmo SA	2,870	131,302

Cofinimmo SA	2,294	190,572

KBC Group NV	2,795	133,237

Proximus SADP	20,228	209,954

Solvay SA	3,932	306,772

Telenet Group Holding NV	17,299	239,122

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

UCB SA	4,148	$289,002

Warehouses De Pauw CVA	10,734	264,151

Total Belgium		2,965,771

China – 1.6%

Beijing Enterprises Holdings Ltd.	76,000	213,480

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	97,000	108,987

BOC Hong Kong Holdings Ltd.	601,944	2,005,227

BOCOM International Holdings Co. Ltd.	265,000	14,516

China Everbright Environment Group Ltd.	322,000	133,724

China Merchants Port Holdings Co. Ltd.	348,000	437,555

China Power International Development Ltd.	624,000	248,808

China Resources Pharmaceutical Group Ltd.(b)	386,500	265,384

China Resources Power Holdings Co. Ltd.	224,000	348,132

China Taiping Insurance Holdings Co. Ltd.	133,200	112,161

CITIC Ltd.	2,119,000	1,997,554

CSPC Pharmaceutical Group Ltd.	367,280	364,009

Guangdong Investment Ltd.(a)	390,000	312,501

Lenovo Group Ltd.	559,003	388,815

MECOM Power and Construction Ltd.	111,000	26,018

Poly Property Group Co. Ltd.	1,458,000	260,029

Shoucheng Holdings Ltd.(a)	680,000	103,084

Shougang Fushan Resources Group Ltd.	683,238	199,317

Sino-Ocean Group Holding Ltd.	754,500	78,815

Wharf Holdings Ltd.	37,000	118,543

Wilmar International Ltd.	258,700	692,319

Total China		8,428,978

Denmark – 1.5%

Alm Brand A/S	75,589	92,620

AP Moller – Maersk A/S, Class B	218	398,236

Carlsberg A/S, Class B	2,468	290,636

Coloplast A/S, Class B	5,611	573,527

DSV A/S	1,618	191,007

Novo Nordisk A/S, Class B	42,849	4,298,506

Novozymes A/S, Class B	5,227	263,902

Orsted A/S(b)	5,825	466,236

Rockwool A/S, Class B	547	86,700

Royal Unibrew A/S	2,099	136,865

Scandinavian Tobacco Group A/S, Class A(b)	21,333	310,583

Topdanmark A/S	3,312	155,086

Tryg A/S	23,113	477,797

Vestas Wind Systems A/S	10,434	194,688

Total Denmark		7,936,389

Finland – 2.0%

Anora Group Oyj	19,162	127,650

Cargotec Oyj, Class B	5,791	176,435

Elisa Oyj	12,867	584,249

Fortum Oyj	66,072	891,297

Kesko Oyj, Class B	20,517	384,804

Kone Oyj, Class B	16,777	651,013

Konecranes Oyj	7,944	159,382

Metsa Board Oyj, Class B	33,092	242,167

Neste Oyj	17,429	764,929

Nokian Renkaat Oyj	6,152	59,665

Nordea Bank Abp	447,292	3,856,042

Orion Oyj, Class B	6,745	284,661

Sampo Oyj, Class A	22,818	978,196

UPM-Kymmene Oyj	30,833	984,097

Valmet Oyj	12,198	248,914

Total Finland		10,393,501

France – 9.5%

Air Liquide SA	17,132	1,973,052

ALD SA(a)(b)	37,904	351,275

Alten SA	872	97,129

Amundi SA(b)	5,925	249,358

Arkema SA	3,039	223,525

AXA SA	233,295	5,136,603

BNP Paribas SA	63,953	2,731,920

Bollore SE	68,769	318,119

Bouygues SA(a)	23,032	605,824

Bureau Veritas SA	11,814	265,961

Capgemini SE	3,536	573,299

Carrefour SA	21,441	298,581

Chargeurs SA(a)	7,446	86,512

Cie de Saint-Gobain	19,233	698,081

Cie Generale des Etablissements Michelin SCA	17,276	391,885

Cie Plastic Omnium SA	7,477	99,032

Coface SA	13,134	126,544

Covivio	3,658	177,458

Credit Agricole SA	216,354	1,772,759

Danone SA(a)	25,224	1,200,198

Dassault Systemes SE	9,810	343,426

Edenred	5,368	249,055

Eiffage SA	4,304	347,938

Electricite de France SA(a)	65,774	766,138

Engie SA	134,247	1,557,401

EssilorLuxottica SA	6,057	832,800

Eutelsat Communications SA	20,815	161,500

Gecina SA	4,560	359,386

Hermes International	679	809,527

ICADE	3,921	146,734

Imerys SA	6,190	188,349

Ipsen SA	1,722	160,092

IPSOS	3,507	157,695

Kering SA	2,124	954,140

Klepierre SA*	15,697	275,258

L’Oreal SA	10,025	3,243,382

La Francaise des Jeux SAEM(b)	6,244	186,383

Legrand SA	5,639	368,246

LVMH Moet Hennessy Louis Vuitton SE	8,977	5,368,050

Metropole Television SA(a)	21,714	263,562

Nexans SA	504	45,375

Nexity SA(a)	6,936	141,876

Orange SA	278,985	2,527,549

Pernod Ricard SA	5,062	936,505

Publicis Groupe SA	13,194	632,057

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

Remy Cointreau SA(a)	944	$158,047

Rexel SA	13,535	205,258

Sanofi	52,554	4,036,386

Schneider Electric SE	19,217	2,201,504

SEB SA(a)	1,524	96,596

Societe Generale SA	17,661	353,212

Sopra Steria Group SACA	817	104,449

SPIE SA	11,728	247,940

Television Francaise 1	34,850	201,260

Thales SA(a)	5,606	620,587

Trigano SA	1,254	111,300

Valeo	6,321	96,787

Veolia Environnement SA	28,529	550,864

Verallia SA(b)	7,847	177,731

Vinci SA	18,153	1,479,060

Wendel SE	3,069	222,033

Total France		49,262,553

Germany – 6.8%

adidas AG	2,153	250,740

Allianz SE, Registered Shares	23,284	3,690,685

AURELIUS Equity Opportunities SE & Co. KGaA	3,828	71,514

Aurubis AG	1,473	77,894

BASF SE	49,983	1,939,047

Bayer AG, Registered Shares	45,113	2,095,503

Bayerische Motoren Werke AG	15,712	1,077,304

Beiersdorf AG	2,894	286,204

Bilfinger SE	5,211	131,708

Brenntag SE	7,446	455,029

Covestro AG(b)	4,259	123,251

Deutsche Boerse AG	5,203	857,590

Deutsche Pfandbriefbank AG(b)	14,511	100,789

Deutsche Post AG, Registered Shares	54,731	1,668,300

Deutsche Telekom AG, Registered Shares	213,888	3,665,192

Deutsche Wohnen SE	13,421	256,449

DWS Group GmbH & Co. KGaA(b)	3,604	86,713

E.ON SE	208,606	1,613,633

Evonik Industries AG	11,716	197,988

Fielmann AG	4,362	140,846

Freenet AG	10,637	202,679

Fresenius SE & Co. KGaA	11,612	249,696

Hannover Rueck SE	5,951	898,970

Hapag-Lloyd AG(a)(b)	5,726	979,975

HeidelbergCement AG	4,391	175,722

Henkel AG & Co. KGaA	4,126	235,651

Hochtief AG	4,071	194,861

Hornbach Holding AG & Co. KGaA	1,171	73,878

Infineon Technologies AG	12,853	285,952

Knorr-Bremse AG	939	40,825

LANXESS AG	4,112	121,132

LEG Immobilien SE	4,278	257,156

Mercedes-Benz Group AG	27,233	1,396,635

Merck KGaA	1,901	310,634

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	6,306	1,528,974

Mutares SE & Co. KGaA	5,920	86,297

RWE AG	20,887	773,257

SAP SE	22,252	1,833,746

Siemens AG, Registered Shares	24,687	2,447,483

Siemens Healthineers AG(b)	21,335	925,489

Suedzucker AG	7,769	94,299

Symrise AG	2,809	276,422

Talanx AG*	16,972	605,209

Telefonica Deutschland Holding AG	227,746	462,510

Traton SE	18,119	217,263

United Internet AG, Registered Shares	6,899	130,171

Vantage Towers AG	6,731	175,005

Volkswagen AG	5,687	939,594

Vonovia SE	20,686	450,086

Wacker Neuson SE	1,385	18,276

Total Germany		35,174,226

Hong Kong – 2.9%

AIA Group Ltd.	227,165	1,894,030

CLP Holdings Ltd.	163,000	1,232,379

Dah Sing Banking Group Ltd.	393,600	260,732

Fortune Real Estate Investment Trust	246,000	179,253

Hang Lung Properties Ltd.	169,000	277,293

Hang Seng Bank Ltd.	135,100	2,051,481

Henderson Land Development Co. Ltd.	257,859	722,671

Hong Kong & China Gas Co. Ltd.	593,570	523,256

Hong Kong Exchanges & Clearing Ltd.	29,929	1,027,893

Hutchison Port Holdings Trust	1,272,400	234,122

Hysan Development Co. Ltd.	74,000	186,464

Kowloon Development Co. Ltd.	322,000	372,048

Link REIT	110,900	775,603

MTR Corp. Ltd.	198,553	911,838

Power Assets Holdings Ltd.	207,500	1,041,478

Singamas Container Holdings Ltd.	1,220,000	93,250

Sino Land Co. Ltd.	338,400	447,470

Sun Hung Kai Properties Ltd.	143,000	1,582,128

Swire Pacific Ltd., Class A	22,000	164,652

Swire Pacific Ltd., Class B	395,000	461,426

Swire Properties Ltd.	221,400	476,651

Techtronic Industries Co. Ltd.	32,000	309,201

Total Hong Kong		15,225,319

Indonesia – 0.0%

Bumitama Agri Ltd.(a)	379,600	152,115

Ireland – 0.3%

CRH PLC(a)	24,504	793,857

Glanbia PLC	16,153	186,410

Kerry Group PLC, Class A	1,690	150,991

Smurfit Kappa Group PLC	13,600	390,771

Total Ireland		1,522,029

Israel – 0.5%

Bank Hapoalim BM	53,975	459,016

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

Bank Leumi Le-Israel BM	56,503	$486,393

Elbit Systems Ltd.	2,003	381,224

ICL Group Ltd.	52,591	425,808

Mehadrin Ltd.*‡	0	4

Meitav Investment House Ltd.*	43,911	164,926

Mizrahi Tefahot Bank Ltd.	11,492	405,461

Strauss Group Ltd.	8,683	206,929

Total Israel		2,529,761

Italy – 3.3%

A2A SpA(a)	307,079	300,770

ACEA SpA	24,334	265,564

Amplifon SpA	501	13,203

Anima Holding SpA(b)	63,367	181,887

Assicurazioni Generali SpA	131,033	1,799,697

Banca Mediolanum SpA	58,140	368,511

Banco BPM SpA(a)	73,228	193,262

BPER Banca	57,854	89,606

Credito Emiliano SpA	38,861	220,426

DiaSorin SpA(a)	344	38,687

Enel SpA	563,188	2,330,495

Eni SpA(a)	205,654	2,198,026

ERG SpA(a)	9,716	268,986

Ferrari NV	1,706	320,385

Hera SpA	129,593	277,525

Infrastrutture Wireless Italiane SpA(b)	51,364	451,359

Intesa Sanpaolo SpA	1,511,552	2,521,492

Iren SpA	172,871	229,812

Italgas SpA	113,717	532,060

Mediobanca Banca di Credito Finanziario SpA	88,252	696,836

Piaggio & C. SpA	104,667	212,867

Poste Italiane SpA(b)	77,027	587,829

Recordati Industria Chimica e Farmaceutica SpA	7,168	264,664

Snam SpA	261,764	1,063,188

Terna – Rete Elettrica Nazionale(a)	106,831	654,106

UniCredit SpA	29,881	306,136

Unieuro SpA(a)(b)	7,145	71,816

Unipol Gruppo SpA	30,300	118,555

UnipolSai Assicurazioni SpA(a)	251,804	525,428

Total Italy		17,103,178

Japan – 22.1%

Acom Co. Ltd.(a)	75,200	161,575

Advantest Corp.	6,000	277,730

Aeon Co. Ltd.	15,100	282,033

Aeon Delight Co. Ltd.	14,800	289,978

Aeon Mall Co. Ltd.	8,700	96,770

AGC, Inc.	10,600	328,813

Air Water, Inc.	15,200	179,361

Aisin Corp.(a)	11,500	294,760

Ajinomoto Co., Inc.	14,700	402,372

Amada Co. Ltd.	21,000	142,326

Aozora Bank Ltd.(a)	20,500	365,684

Asahi Group Holdings Ltd.	15,000	464,679

Asahi Holdings, Inc.(a)	6,000	84,148

Asahi Kasei Corp.	44,900	296,397

Astellas Pharma, Inc.	56,000	741,663

Avex, Inc.(a)	15,300	162,889

Azbil Corp.	3,600	93,765

Bandai Namco Holdings, Inc.	5,500	358,434

Benesse Holdings, Inc.(a)	10,200	151,860

BML, Inc.	4,600	103,603

Bridgestone Corp.	27,100	874,157

Canon, Inc.	48,300	1,058,466

Casio Computer Co. Ltd.(a)	15,900	139,398

Chiba Bank Ltd.	25,400	136,700

Chubu Electric Power Co., Inc.(a)	24,200	218,017

Chugai Pharmaceutical Co. Ltd.	29,200	731,488

Citizen Watch Co. Ltd.(a)	49,100	204,887

CKD Corp.	6,100	72,402

Concordia Financial Group Ltd.	124,200	383,553

Cosmo Energy Holdings Co. Ltd.	8,400	215,303

Credit Saison Co. Ltd.	16,600	194,046

Dai Nippon Printing Co. Ltd.	14,800	296,521

Dai-ichi Life Holdings, Inc.	43,333	686,167

Daicel Corp.	31,000	182,258

Daido Steel Co. Ltd.(a)	2,200	53,501

Daiichikosho Co. Ltd.(a)	6,600	185,582

Daikin Industries Ltd.	3,200	492,894

Daishi Hokuetsu Financial Group, Inc.	17,300	320,554

Daito Trust Construction Co. Ltd.	4,400	412,505

Daiwa House Industry Co. Ltd.	24,900	506,360

Daiwa Securities Group, Inc.(a)	95,100	372,135

DCM Holdings Co. Ltd.(a)	34,800	282,978

Denka Co. Ltd.	3,100	67,999

Denso Corp.	18,900	859,963

Dentsu Group, Inc.	7,000	198,763

DIC Corp.	4,400	73,169

Dowa Holdings Co. Ltd.	4,300	154,181

Electric Power Development Co. Ltd.	15,100	213,650

ENEOS Holdings, Inc.	258,400	830,300

EXEO Group, Inc.	18,500	267,253

FANUC Corp.	4,300	601,872

Fast Retailing Co. Ltd.	800	423,973

Fuji Electric Co. Ltd.	7,600	277,757

FUJIFILM Holdings Corp.	10,900	497,690

Fujitec Co. Ltd.(a)	8,800	177,465

Fujitsu Ltd.	3,100	338,067

Fukuoka Financial Group, Inc.	26,000	460,921

Furukawa Battery Co. Ltd.(a)	6,400	49,654

Furuya Metal Co. Ltd.	100	5,368

GMO Financial Holdings, Inc.(a)	20,500	101,406

GMO Internet Group, Inc.	6,500	114,422

GS Yuasa Corp.(a)	15,600	243,358

H.U. Group Holdings, Inc.	10,700	195,157

Hachijuni Bank Ltd.(a)	111,300	368,322

Hakuhodo DY Holdings, Inc.	18,700	131,518

Hankyu Hanshin Holdings, Inc.	15,500	465,819

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

Haseko Corp.	30,500	$331,034

Heiwa Corp.(a)	22,100	341,703

Hioki EE Corp.(a)	2,800	121,483

Hirose Electric Co. Ltd.	2,100	275,367

Hitachi Ltd.	23,500	992,635

Hokkaido Electric Power Co., Inc.	79,500	248,807

Honda Motor Co. Ltd.	57,400	1,244,007

Hoya Corp.	3,800	364,393

Idemitsu Kosan Co. Ltd.(a)	22,551	488,427

Iida Group Holdings Co. Ltd.	7,200	97,645

Iino Kaiun Kaisha Ltd.	21,800	98,047

Information Services International-Dentsu Ltd.	2,600	79,574

INFRONEER Holdings, Inc.	28,700	195,107

Inpex Corp.	69,100	648,775

Isetan Mitsukoshi Holdings Ltd.	20,500	173,778

Isuzu Motors Ltd.	24,600	271,417

ITOCHU Corp.	79,300	1,918,058

IwaiCosmo Holdings, Inc.(a)	22,800	190,597

Iwatani Corp.	2,600	97,896

Izumi Co. Ltd.	6,800	145,870

Jaccs Co. Ltd.	6,800	168,655

Japan Exchange Group, Inc.	17,000	229,317

Japan Post Holdings Co. Ltd.	257,900	1,706,386

Japan Post Insurance Co. Ltd.	20,900	292,538

Japan Tobacco, Inc.	216,244	3,546,673

JFE Holdings, Inc.	22,000	203,821

JSR Corp.(a)	9,300	176,690

JTEKT Corp.	19,800	125,302

Kajima Corp.	20,000	189,713

Kaneka Corp.	7,500	187,053

Kansai Electric Power Co., Inc.	37,000	309,814

Kao Corp.	16,800	684,558

KDDI Corp.	134,300	3,936,819

Keyence Corp.	1,100	364,019

Kirin Holdings Co. Ltd.	33,900	521,574

Kobe Steel Ltd.(a)	31,600	126,623

Koito Manufacturing Co. Ltd.	2,000	27,234

Komatsu Ltd.	21,700	391,438

Kubota Corp.	31,600	437,503

Kyowa Kirin Co. Ltd.	14,800	338,955

Kyudenko Corp.	10,000	189,989

Kyushu Railway Co.	15,700	338,958

Lawson, Inc.	6,400	209,582

Lixil Corp.	16,200	237,161

Makita Corp.(a)	5,100	98,621

Marubeni Corp.	102,300	896,172

Maruichi Steel Tube Ltd.	10,000	204,428

Matsui Securities Co. Ltd.(a)	57,500	309,855

Medipal Holdings Corp.(a)	18,700	238,102

Mitsubishi Chemical Group Corp.	57,300	261,907

Mitsubishi Corp.(a)	70,800	1,940,892

Mitsubishi Electric Corp.	66,700	601,127

Mitsubishi Estate Co. Ltd.	29,400	385,209

Mitsubishi Gas Chemical Co., Inc.	14,900	195,174

Mitsubishi HC Capital, Inc.	116,990	502,731

Mitsubishi Heavy Industries Ltd.	16,500	547,853

Mitsubishi Materials Corp.	21,300	292,692

Mitsubishi UFJ Financial Group, Inc.	587,900	2,646,149

Mitsui Chemicals, Inc.	14,900	290,187

Mitsui Fudosan Co. Ltd.	18,000	342,540

Mitsui High-Tec, Inc.(a)	1,100	51,753

Mitsui Mining & Smelting Co. Ltd.	5,900	123,914

Mitsui OSK Lines Ltd.(a)	40,700	731,641

Mizuho Financial Group, Inc.	134,730	1,454,390

Mizuho Medy Co. Ltd.(a)	200	3,789

MS&AD Insurance Group Holdings, Inc.	32,430	859,453

Murata Manufacturing Co. Ltd.	19,300	884,297

Musashi Seimitsu Industry Co. Ltd.(a)	6,200	66,650

Nabtesco Corp.	5,000	102,076

NEC Corp.	8,800	281,184

NGK Insulators Ltd.	16,200	201,458

NHK Spring Co. Ltd.(a)	32,500	191,077

Nichirei Corp.	7,700	126,875

Nidec Corp.	4,200	235,905

Nintendo Co. Ltd.	57,000	2,305,282

Nippon Denko Co. Ltd.(a)	60,700	140,066

Nippon Electric Glass Co. Ltd.	16,400	282,464

Nippon Express Holdings, Inc.	5,400	274,579

Nippon Gas Co. Ltd.	15,800	224,319

Nippon Kayaku Co. Ltd.	21,500	172,006

Nippon Light Metal Holdings Co. Ltd.(a)	8,500	85,032

Nippon Shinyaku Co. Ltd.	1,600	81,799

Nippon Steel Corp.	27,400	379,827

Nippon Steel Trading Corp.	5,800	201,554

Nippon Telegraph & Telephone Corp.	222,300	5,998,852

Nippon Yusen KK(a)	43,200	736,291

Nishimatsu Construction Co. Ltd.(a)	8,800	230,723

Nisshinbo Holdings, Inc.	36,300	263,325

Nissin Electric Co. Ltd.	29,400	269,738

Nissin Foods Holdings Co. Ltd.(a)	3,100	215,669

Nitto Denko Corp.	4,000	216,381

Noevir Holdings Co. Ltd.	6,900	270,766

NOF Corp.	4,300	155,073

Nomura Real Estate Holdings, Inc.	10,800	244,361

Nomura Research Institute Ltd.	10,900	267,332

NTT Data Corp.	28,500	367,412

Oji Holdings Corp.	59,400	220,783

Okamura Corp.	16,800	160,171

Olympus Corp.	8,800	168,923

Omron Corp.	4,600	210,257

Oracle Corp.	4,300	228,747

Orient Corp.(a)	4,120	32,620

Osaka Gas Co. Ltd.	18,200	274,864

Otsuka Holdings Co. Ltd.	12,900	408,536

PALTAC Corp.	4,900	150,813

Panasonic Holdings Corp.(a)	57,300	401,609

Penta-Ocean Construction Co. Ltd.	32,600	163,738

Pigeon Corp.	13,800	201,549

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

Pola Orbis Holdings, Inc.	9,300	$105,050

Recruit Holdings Co. Ltd.	9,200	264,473

Resona Holdings, Inc.	113,700	414,754

Sanwa Holdings Corp.	21,700	186,499

SBI Holdings, Inc.	14,800	265,438

SCREEN Holdings Co. Ltd.	1,700	92,549

Scroll Corp.(a)	22,400	108,483

SCSK Corp.	19,900	301,088

Secom Co. Ltd.	6,200	354,494

Sega Sammy Holdings, Inc.	17,800	242,138

Seiko Epson Corp.(a)	21,400	291,257

Sekisui Chemical Co. Ltd.	23,400	285,821

Sekisui House Ltd.	29,900	495,975

Senko Group Holdings Co. Ltd.	25,800	170,936

Seven & I Holdings Co. Ltd.	22,500	902,518

Sharp Corp.(a)	23,100	137,727

Shikoku Electric Power Co., Inc.	45,500	227,272

Shimamura Co. Ltd.	1,900	160,537

Shimano, Inc.	1,300	204,235

Shin-Etsu Chemical Co. Ltd.	6,600	653,411

Shinsei Bank Ltd.(a)	10,800	154,824

Shionogi & Co. Ltd.	8,800	424,907

Shizuoka Bank Ltd.*	47,100	285,050

SMC Corp.	800	321,780

SoftBank Corp.(a)	473,900	4,735,890

SoftBank Group Corp.	15,300	517,945

Sompo Holdings, Inc.	23,400	931,506

Sony Group Corp.	8,100	519,649

Stanley Electric Co. Ltd.	9,800	153,285

Subaru Corp.	23,900	357,811

Sumitomo Bakelite Co. Ltd.	1,300	35,611

Sumitomo Chemical Co. Ltd.	80,000	274,690

Sumitomo Corp.	57,000	709,817

Sumitomo Electric Industries Ltd.	26,100	263,984

Sumitomo Forestry Co. Ltd.	9,900	150,813

Sumitomo Heavy Industries Ltd.	10,500	193,903

Sumitomo Metal Mining Co. Ltd.	17,000	488,583

Sumitomo Mitsui Financial Group, Inc.	73,500	2,043,345

Sumitomo Mitsui Trust Holdings, Inc.	10,907	308,873

Sumitomo Pharma Co. Ltd.	17,900	127,499

Sumitomo Realty & Development Co. Ltd.	8,300	188,541

Sumitomo Rubber Industries Ltd.	20,700	164,605

Sundrug Co. Ltd.	10,800	262,268

Suntory Beverage & Food Ltd.	6,000	212,650

Suzuki Motor Corp.	10,600	328,154

Sysmex Corp.	3,300	177,100

T&D Holdings, Inc.	25,200	237,994

Taiheiyo Cement Corp.(a)	15,300	215,423

Taisei Corp.	14,300	397,154

Takashimaya Co. Ltd.(a)	26,000	307,340

Takeda Pharmaceutical Co. Ltd.	102,000	2,654,558

Teijin Ltd.	24,700	239,244

Terumo Corp.	7,300	205,466

TIS, Inc.	10,600	280,846

Toda Corp.(a)	61,800	317,657

Toho Co. Ltd.	1,900	68,914

Tokio Marine Holdings, Inc.(a)	89,400	1,584,241

Tokuyama Corp.(a)	18,200	218,910

Tokyo Electron Ltd.	5,500	1,356,524

Tokyo Ohka Kogyo Co. Ltd.	1,200	50,074

Tokyo Seimitsu Co. Ltd.	5,300	155,985

Tokyo Steel Manufacturing Co. Ltd.(a)	5,900	51,400

Tokyo Tatemono Co. Ltd.	1,600	22,749

Tokyu Corp.(a)	15,600	177,507

Toshiba Corp.	11,100	394,783

Tosoh Corp.	20,500	228,022

TOTO Ltd.	4,000	133,200

Toyo Seikan Group Holdings Ltd.	22,300	268,688

Toyo Suisan Kaisha Ltd.	5,500	226,467

Toyo Tire Corp.(a)	7,000	75,927

Toyoda Gosei Co. Ltd.	16,800	253,605

Toyota Boshoku Corp.	10,400	127,319

Toyota Motor Corp.	459,950	5,961,285

Toyota Tsusho Corp.	15,600	482,835

Trend Micro, Inc.	7,400	399,793

Tsuruha Holdings, Inc.	1,300	76,251

UBE Corp.	16,100	214,897

Ulvac, Inc.	3,200	113,413

USS Co. Ltd.	22,200	343,096

Wacom Co. Ltd.	21,300	104,627

Workman Co. Ltd.(a)	3,200	101,254

Yakult Honsha Co. Ltd.	3,700	214,978

Yamaguchi Financial Group, Inc.	67,800	359,739

Yamaha Motor Co. Ltd.	19,800	370,297

Yamato Holdings Co. Ltd.	15,500	233,124

Yaskawa Electric Corp.	2,400	69,059

Yokogawa Electric Corp.	10,600	166,603

Yokohama Rubber Co. Ltd.	15,700	240,362

Total Japan		114,654,664

Netherlands – 2.1%

Aalberts NV	6,548	216,626

Aegon NV(a)	65,834	264,555

Akzo Nobel NV	5,134	293,322

ASM International NV	981	224,642

ASML Holding NV	3,173	1,347,815

ASR Nederland NV	14,419	558,949

Eurocommercial Properties NV	5,075	101,224

Euronext NV(a)(b)	3,242	206,759

Heijmans NV, CVA	8,510	79,783

Heineken Holding NV	3,622	250,154

Heineken NV	5,336	469,735

ING Groep NV	156,075	1,354,378

Koninklijke Ahold Delhaize NV(a)	37,066	949,006

Koninklijke DSM NV	3,555	409,038

Koninklijke KPN NV	265,403	720,725

Koninklijke Philips NV(a)	19,936	312,485

NN Group NV	30,664	1,200,698

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

Ordina NV	59,548	$223,136

PostNL NV(a)	88,784	149,862

Randstad NV(a)	7,608	332,263

RHI Magnesita NV	4,290	80,885

SBM Offshore NV(a)	11,364	143,557

Signify NV(b)	7,103	185,304

Wolters Kluwer NV	7,457	729,940

Total Netherlands		10,804,841

Norway – 2.1%

AF Gruppen ASA	17,620	223,782

Aker ASA, Class A	4,379	283,702

Aker BP ASA(a)	33,439	959,236

Atea ASA*	8,342	74,408

Austevoll Seafood ASA	16,620	112,480

DNB Bank ASA	60,159	954,230

Entra ASA(b)	15,902	148,116

Equinor ASA	118,425	3,891,623

Gjensidige Forsikring ASA	35,307	605,879

Hunter Group ASA*	491,306	98,511

Kid ASA(b)	15,139	101,832

Leroy Seafood Group ASA	33,253	130,543

Multiconsult ASA(b)	7,281	88,196

Norsk Hydro ASA	60,053	324,258

Orkla ASA	25,504	185,360

Salmar ASA	5,167	174,110

Selvaag Bolig ASA	60,490	176,242

SpareBank 1 SR-Bank ASA	13,868	129,807

Telenor ASA(a)	139,813	1,278,650

Veidekke ASA	21,846	163,185

Yara International ASA	19,637	690,712

Total Norway		10,794,862

Peru – 0.0%

Hochschild Mining PLC	38,440	25,317

Portugal – 0.4%

EDP – Energias de Portugal SA	171,014	743,850

Galp Energia SGPS SA(a)	61,436	591,265

Jeronimo Martins SGPS SA	17,576	328,009

REN – Redes Energeticas Nacionais SGPS SA	150,078	355,063

Sonae SGPS SA	87,358	70,561

Total Portugal		2,088,748

Singapore – 2.1%

Bukit Sembawang Estates Ltd.(a)	99,500	310,656

DBS Group Holdings Ltd.	131,476	3,059,435

Genting Singapore Ltd.(a)	400,800	219,268

Ho Bee Land Ltd.	159,300	280,876

Jardine Cycle & Carriage Ltd.	17,755	418,107

Jiutian Chemical Group Ltd.	1,213,900	65,141

NetLink NBN Trust	695,200	438,467

Olam Group Ltd.	153,800	140,412

Oversea-Chinese Banking Corp. Ltd.	227,395	1,874,753

Raffles Medical Group Ltd.	270,900	251,095

Riverstone Holdings Ltd.(a)	288,200	115,489

Sembcorp Industries Ltd.	127,800	274,321

Singapore Exchange Ltd.	71,800	473,363

Singapore Technologies Engineering Ltd.	168,700	420,898

Singapore Telecommunications Ltd.	495,700	918,922

United Overseas Bank Ltd.	104,701	1,908,829

Total Singapore		11,170,032

Spain – 2.6%

Acciona SA	2,458	434,881

Acerinox SA	17,942	144,095

Banco Bilbao Vizcaya Argentaria SA	255,158	1,154,966

Banco Santander SA	260,380	611,557

CaixaBank SA	113,040	366,659

Cie Automotive SA	11,118	231,776

EDP Renovaveis SA	10,759	221,763

Enagas SA(a)	18,370	285,059

Faes Farma SA	101,213	367,859

Ferrovial SA	22,412	513,549

Fomento de Construcciones y Contratas SA(a)	34,286	278,447

Grupo Catalana Occidente SA	8,799	221,101

Iberdrola SA	295,050	2,769,636

Industria de Diseno Textil SA	75,775	1,579,677

Inmobiliaria Colonial Socimi SA(a)	25,954	125,502

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	97,529	91,914

Mapfre SA(a)	236,490	368,367

Metrovacesa SA(a)(b)	47,135	287,213

Naturgy Energy Group SA(a)	75,989	1,766,523

Red Electrica Corp. SA	26,545	408,535

Repsol SA	83,964	971,024

Sacyr SA(a)	47,477	104,091

Unicaja Banco SA(b)	131,540	119,392

Viscofan SA	7,158	391,989

Total Spain		13,815,575

Sweden – 2.4%

Assa Abloy AB, Class B	21,104	398,784

Atlas Copco AB, Class A	90,221	852,008

Atlas Copco AB, Class B	49,135	412,915

Axfood AB	16,887	387,880

BillerudKorsnas AB	18,805	222,661

Boliden AB	10,792	337,010

Castellum AB(a)	19,664	221,757

Clas Ohlson AB, Class B	23,516	141,234

Electrolux AB, Class B(a)	12,649	132,468

Epiroc AB, Class A	22,235	320,877

EQT AB(a)	11,809	233,147

Essity AB, Class B	18,761	373,276

Evolution AB(b)	2,140	171,007

Fabege AB(a)	15,307	104,690

Hexagon AB, Class B	21,598	203,768

Intrum AB	9,473	120,061

Investment AB Latour, Class B(a)	9,807	164,017

Lindab International AB	2,148	24,137

Loomis AB	11,103	274,336

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

Mycronic AB	7,945	$96,650

Orron Energy AB(a)	43,135	77,641

Peab AB, Class B(a)	32,252	155,339

Saab AB, Class B	6,662	208,670

Samhallsbyggnadsbolaget i Norden AB, Class D(a)	45,548	68,666

Sandvik AB(a)	26,864	369,282

Securitas AB, Class B(a)	17,369	121,454

Skandinaviska Enskilda Banken AB, Class A	97,008	933,584

Skanska AB, Class B	13,822	173,748

SKF AB, Class B(a)	15,521	210,140

Svenska Cellulosa AB SCA, Class B	14,589	186,676

Svenska Handelsbanken AB, Class A	97,878	808,072

Swedbank AB, Class A	20,160	266,771

Swedish Match AB	56,272	557,776

Tele2 AB, Class B(a)	65,724	568,552

Telefonaktiebolaget LM Ericsson, Class B(a)	79,917	471,616

Telia Co. AB	255,207	736,588

Trelleborg AB, Class B	18,698	353,657

Volvo AB, Class A	18,827	279,585

Volvo AB, Class B	39,235	558,889

Wihlborgs Fastigheter AB	29,374	178,269

Total Sweden		12,477,658

Switzerland – 9.7%

ABB Ltd., Registered Shares	83,277	2,182,928

Adecco Group AG, Registered Shares	6,604	183,912

Baloise Holding AG, Registered Shares	3,303	425,187

Banque Cantonale Vaudoise, Registered Shares	4,312	410,500

BKW AG	2,735	328,172

Cie Financiere Richemont SA, Class A, Registered Shares	10,630	1,018,234

Coca-Cola HBC AG	15,075	318,726

EMS-Chemie Holding AG, Registered Shares(a)	953	608,545

Geberit AG, Registered Shares	1,108	481,250

Helvetia Holding AG, Registered Shares	1,901	179,429

Holcim AG*	28,631	1,192,073

Julius Baer Group Ltd.	9,158	404,748

Kuehne + Nagel International AG, Registered Shares(a)	3,747	769,006

Logitech International SA, Registered Shares(a)	4,828	225,397

Lonza Group AG, Registered Shares	709	350,304

Nestle SA, Registered Shares	111,378	12,117,202

Novartis AG, Registered Shares	103,615	7,951,273

Partners Group Holding AG	945	772,514

Roche Holding AG	19,168	6,299,100

Roche Holding AG, Bearer Shares(a)	4,815	1,897,137

Schindler Holding AG, Participation Certificate	1,893	297,437

Schindler Holding AG, Registered Shares	39	5,944

SFS Group AG	2,056	177,974

SGS SA, Registered Shares	403	870,079

Sika AG, Registered Shares	2,639	538,123

Sulzer AG, Registered Shares	4,193	243,890

Swatch Group AG, Bearer Shares	1,585	361,527

Swiss Life Holding AG, Registered Shares	2,040	908,854

Swiss Prime Site AG, Registered Shares	5,802	465,693

Swisscom AG, Registered Shares	3,853	1,814,443

UBS Group AG, Registered Shares	94,606	1,391,335

VAT Group AG(b)	595	123,201

Vontobel Holding AG, Registered Shares	3,908	212,027

Zurich Insurance Group AG	11,894	4,773,310

Total Switzerland		50,299,474

United Kingdom – 12.5%

Abrdn PLC	128,016	198,780

Admiral Group PLC(a)	38,286	818,231

Airtel Africa PLC(a)(b)	241,119	347,756

Anglo American PLC	94,173	2,875,702

Antofagasta PLC	40,729	507,171

Ashmore Group PLC(a)	63,768	140,304

Ashtead Group PLC	7,545	344,142

Assura PLC(a)	225,314	134,814

AstraZeneca PLC	39,668	4,403,339

Aviva PLC	224,039	970,867

BAE Systems PLC	223,196	1,967,815

Barclays PLC	222,494	358,398

Barratt Developments PLC	46,530	177,743

Bellway PLC	4,052	77,031

Big Yellow Group PLC	12,760	150,986

BP PLC	931,297	4,502,535

Britvic PLC	23,893	191,370

Bunzl PLC	15,950	491,417

Burberry Group PLC	8,083	163,137

Central Asia Metals PLC	56,122	135,948

Clarkson PLC	2,567	75,364

Close Brothers Group PLC	17,748	183,757

Coca-Cola Europacific Partners PLC	10,510	456,118

ConvaTec Group PLC(b)	107,298	246,261

Cranswick PLC	6,438	192,604

Croda International PLC	3,401	244,725

Currys PLC(a)	114,972	72,706

DCC PLC	2,668	139,652

Derwent London PLC	3,731	84,131

Diageo PLC	78,800	3,340,448

Direct Line Insurance Group PLC	134,681	278,889

Diversified Energy Co. PLC	214,421	310,447

Domino’s Pizza Group PLC(a)	44,899	111,569

DS Smith PLC	35,521	101,866

Ferrexpo PLC	127,588	173,191

Fresnillo PLC(a)	18,197	156,250

Games Workshop Group PLC	952	61,584

Genus PLC	202	5,903

Hargreaves Lansdown PLC(a)	10,279	99,506

HSBC Holdings PLC	830,505	4,332,302

IMI PLC	19,598	244,806

Imperial Brands PLC	133,111	2,756,377

Intertek Group PLC	3,911	161,842

J. Sainsbury PLC	105,927	206,103

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

September 30, 2022

Investments	Shares	Value

Johnson Matthey PLC	8,114	$165,981

Jupiter Fund Management PLC(a)	73,699	75,565

Kingfisher PLC	72,216	177,675

Land Securities Group PLC	37,626	219,166

Legal & General Group PLC	324,532	784,325

Linde PLC	8,477	2,318,614

Lloyds Banking Group PLC	1,916,418	885,455

London Stock Exchange Group PLC	5,079	432,484

Londonmetric Property PLC(a)	73,089	142,373

Mondi PLC	16,744	260,557

Morgan Sindall Group PLC	5,482	90,447

National Grid PLC	198,431	2,062,243

NatWest Group PLC	287,744	725,610

OSB Group PLC	34,333	161,122

Pan African Resources PLC(a)	837,401	163,588

Paragon Banking Group PLC	37,799	166,586

Pearson PLC	27,247	263,644

QinetiQ Group PLC	72,888	268,504

Reckitt Benckiser Group PLC	23,130	1,543,004

Redde Northgate PLC	41,984	135,679

Redrow PLC	15,574	69,402

RELX PLC	54,954	1,350,819

Rightmove PLC	8,793	47,331

Royal Mail PLC(a)	40,350	83,081

RWS Holdings PLC	21,939	78,370

Sabre Insurance Group PLC(b)	71,942	77,900

Sage Group PLC	52,508	408,661

Schroders PLC	100,523	436,848

Segro PLC	36,582	307,499

Serco Group PLC	126,598	220,885

Severn Trent PLC	10,508	276,243

Shell PLC	265,157	6,649,519

Smith & Nephew PLC	23,983	281,242

Smiths Group PLC	16,541	278,817

Spectris PLC	7,749	236,670

Spirent Communications PLC	46,688	136,757

SSE PLC	89,079	1,518,928

St. James’s Place PLC	4,961	57,373

Standard Chartered PLC	87,427	553,167

Tate & Lyle PLC	50,924	386,556

Taylor Wimpey PLC	218,053	214,933

TBC Bank Group PLC	1,474	27,446

Telecom Plus PLC	14,714	283,499

Tesco PLC	255,633	590,131

TI Fluid Systems PLC(a)(b)	52,074	70,337

Tyman PLC	45,294	99,505

Unilever PLC	108,029	4,786,325

Unite Group PLC	5,318	50,965

United Utilities Group PLC	69,848	693,009

Vesuvius PLC	59,110	204,156

Victrex PLC	4,251	79,248

Weir Group PLC	3,177	49,881

Wincanton PLC(a)	34,048	111,173

Workspace Group PLC	23,431	104,258

Total United Kingdom		64,857,443

United States – 0.7%

GSK PLC	240,136	3,500,376
TOTAL COMMON STOCKS (Cost: $564,635,163)		515,294,970

RIGHTS – 0.0%

Australia – 0.0%
Atlas Arteria Ltd., expiring 10/6/22 (Cost: $0)	33,552	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.4%

United States – 4.4%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $22,934,545)	22,934,545	22,934,545

TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $587,569,708)		538,229,515

Other Assets less Liabilities – (3.6)%		(18,630,883)

NET ASSETS – 100.0%		$519,598,632
*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $37,646,446. The Fund also had securities on loan having a total market value of $33,463 that were sold and pending settlement. The total market value of the collateral held by the Fund was $41,758,488. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,823,943.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$515,294,970	$—	$—	$515,294,970
Rights	—	0	—	0
Investment of Cash Collateral for Securities Loaned	—	22,934,545	—	22,934,545
Total Investments in Securities	$515,294,970	$22,934,545	$—	$538,229,515

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 98.7%

Australia – 18.6%

Accent Group Ltd.(a)	30,451	$25,060

Adairs Ltd.(a)	29,793	34,671

Adbri Ltd.	35,452	41,941

Alumina Ltd.	92,450	75,193

APA Group	52,137	321,471

Atlas Arteria Ltd.	31,553	126,388

Aurizon Holdings Ltd.	101,535	225,223

Australia & New Zealand Banking Group Ltd.	51,649	757,136

Bendigo & Adelaide Bank Ltd.(a)	23,854	119,475

BHP Group Ltd.	403,207	9,985,999

Coles Group Ltd.	47,821	505,165

Commonwealth Bank of Australia	44,425	2,590,669

Cromwell Property Group	257,217	110,803

CSR Ltd.	27,449	78,535

Dexus	52,894	262,543

Downer EDI Ltd.	17,425	51,200

Evolution Mining Ltd.	43,192	56,929

Fortescue Metals Group Ltd.	274,529	2,968,871

GPT Group	101,819	250,729

Growthpoint Properties Australia Ltd.	56,624	111,768

Harvey Norman Holdings Ltd.(a)	59,257	153,921

Inghams Group Ltd.(a)	37,014	56,640

Insignia Financial Ltd.	16,834	31,929

Insurance Australia Group Ltd.	45,333	134,075

IRESS Ltd.(a)	6,738	38,643

JB Hi-Fi Ltd.(a)	4,876	119,005

Magellan Financial Group Ltd.(a)	4,826	34,938

Medibank Pvt Ltd.	72,931	162,712

Metcash Ltd.(a)	43,327	107,807

Mirvac Group	96,371	120,516

National Australia Bank Ltd.	77,204	1,430,080

New Hope Corp. Ltd.(a)	42,713	172,738

Newcrest Mining Ltd.	18,444	200,647

NIB Holdings Ltd.	15,297	73,076

Nick Scali Ltd.(a)	5,091	30,376

Nine Entertainment Co. Holdings Ltd.	48,532	58,195

NRW Holdings Ltd.	44,891	68,693

Orora Ltd.	48,508	93,565

Pendal Group Ltd.	19,217	55,600

Platinum Asset Management Ltd.	45,686	49,935

Rio Tinto Ltd.	124,259	6,933,945

Scentre Group	165,003	269,465

SmartGroup Corp. Ltd.	15,180	48,702

Stockland	97,061	204,066

Suncorp Group Ltd.	50,142	323,355

Super Retail Group Ltd.(a)	11,323	64,647

Telstra Corp. Ltd.(a)	539,302	1,334,965

Vicinity Centres	185,171	206,562

Wesfarmers Ltd.	36,626	1,006,000

Westpac Banking Corp.	62,847	834,010

Worley Ltd.(a)	20,315	166,273

Total Australia		33,284,850

Austria – 0.8%

BAWAG Group AG(b)	5,662	246,610

Oesterreichische Post AG(a)	3,314	88,631

OMV AG	12,009	439,644

Semperit AG Holding(a)	1,853	31,223

Strabag SE, Bearer Shares	11,139	421,215

Telekom Austria AG*	26,440	153,080

Total Austria		1,380,403

Belgium – 0.5%

Aedifica SA	851	65,736

Cofinimmo SA	1,421	118,049

Econocom Group SA/NV	18,960	47,364

Etablissements Franz Colruyt NV(a)	3,442	75,869

Proximus SADP	17,954	186,351

Solvay SA	2,705	211,042

Telenet Group Holding NV	10,511	145,292

Total Belgium		849,703

China – 2.5%

Beijing Enterprises Holdings Ltd.	46,000	129,212

BOC Hong Kong Holdings Ltd.	280,047	932,907

China Everbright Environment Group Ltd.	281,000	116,697

China Merchants Port Holdings Co. Ltd.	230,000	289,188

China Power International Development Ltd.	325,000	129,588

China Taiping Insurance Holdings Co. Ltd.	56,200	47,323

CITIC Ltd.	1,453,000	1,369,725

CITIC Telecom International Holdings Ltd.	449,000	145,283

Guangdong Investment Ltd.(a)	294,000	235,578

Lenovo Group Ltd.	366,000	254,571

Shoucheng Holdings Ltd.	448,000	67,914

Shougang Fushan Resources Group Ltd.	420,838	122,768

Sino-Ocean Group Holding Ltd.	625,500	65,340

Wilmar International Ltd.	148,400	397,140

Yanlord Land Group Ltd.	164,100	109,217

Total China		4,412,451

Denmark – 0.4%

Alm Brand A/S	33,917	41,559

D/S Norden A/S	2,436	103,154

Scandinavian Tobacco Group A/S, Class A(b)	6,132	89,275

Topdanmark A/S	1,651	77,309

Tryg A/S	15,766	325,918

Total Denmark		637,215

Finland – 2.5%

Elisa Oyj	10,635	482,901

Fortum Oyj	40,189	542,141

Kemira Oyj	9,031	100,416

Nokian Renkaat Oyj	6,906	66,978

Nordea Bank Abp	209,368	1,804,932

Orion Oyj, Class B	3,743	157,967

Sampo Oyj, Class A	11,173	478,981

Sanoma Oyj	8,661	104,023

TietoEVRY Oyj(a)	4,410	100,489

UPM-Kymmene Oyj	21,616	689,917

Total Finland		4,528,745

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2022

Investments	Shares	Value

France – 7.6%

ALD SA(a)(b)	23,715	$219,778

Amundi SA(b)	3,734	157,148

AXA SA	108,885	2,397,389

BNP Paribas SA	30,156	1,288,193

Bouygues SA(a)	13,793	362,806

Chargeurs SA(a)	3,371	39,166

Covivio	3,488	169,211

Credit Agricole SA	96,995	794,757

Danone SA	17,098	813,550

Eiffage SA	2,629	212,530

Engie SA	78,652	912,443

Eutelsat Communications SA(a)	13,578	105,349

Gecina SA	2,442	192,461

ICADE	3,168	118,555

Imerys SA	3,343	101,721

Klepierre SA*	10,350	181,495

Metropole Television SA	12,762	154,903

Nexity SA	4,403	90,064

Orange SA	185,768	1,683,021

Publicis Groupe SA	9,578	458,833

Rubis SCA	5,908	123,800

Sanofi	34,732	2,667,575

Societe BIC SA	1,912	121,564

Television Francaise 1	12,864	74,290

Trigano SA	689	61,153

Verallia SA(b)	4,224	95,672

Total France		13,597,427

Germany – 5.9%

Allianz SE, Registered Shares	10,131	1,605,838

BASF SE	35,129	1,362,799

Bayer AG, Registered Shares	29,932	1,390,344

Bilfinger SE	3,352	84,722

Deutsche Telekom AG, Registered Shares	133,506	2,287,763

DWS Group GmbH & Co. KGaA(b)	5,575	134,136

E.ON SE	124,114	960,061

Evonik Industries AG	14,756	249,361

Freenet AG	10,719	204,242

Hannover Rueck SE	2,702	408,169

HeidelbergCement AG	4,935	197,492

Hochtief AG	3,153	150,920

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	2,722	659,985

TAG Immobilien AG	3,967	31,926

Talanx AG*	5,859	208,927

Telefonica Deutschland Holding AG	166,632	338,399

Vonovia SE	14,918	324,586

Total Germany		10,599,670

Hong Kong – 3.5%

Bank of East Asia Ltd.	70,200	76,908

CLP Holdings Ltd.	115,000	869,470

Fortune Real Estate Investment Trust	132,000	96,185

Hang Lung Group Ltd.	73,000	117,917

Hang Lung Properties Ltd.	135,000	221,506

Hang Seng Bank Ltd.	57,918	879,479

Henderson Land Development Co. Ltd.	198,220	555,528

Hutchison Port Holdings Trust	585,023	107,644

Hysan Development Co. Ltd.	37,000	93,232

Kowloon Development Co. Ltd.	111,000	128,253

Link REIT	61,700	431,512

Power Assets Holdings Ltd.	143,518	720,341

Singamas Container Holdings Ltd.	290,000	22,166

Sino Land Co. Ltd.	264,000	349,090

Sun Hung Kai Properties Ltd.	103,000	1,139,575

Swire Pacific Ltd., Class B	100,000	116,817

Swire Properties Ltd.	182,000	391,827

Total Hong Kong		6,317,450

Indonesia – 0.0%

Nickel Industries Ltd.	78,710	39,979

Israel – 0.2%

Ashtrom Group Ltd.	5,318	112,129

Delek Automotive Systems Ltd.	10,890	147,749

Delek Group Ltd.* ‡	0	27

G City Ltd.	10,047	46,887

Phoenix Holdings Ltd.	7,864	75,102

Total Israel		381,894

Italy – 4.7%

A2A SpA(a)	130,026	127,354

ACEA SpA	8,293	90,504

Anima Holding SpA(b)	25,930	74,429

Assicurazioni Generali SpA(a)	64,117	880,627

Azimut Holding SpA	4,011	57,781

Banca Mediolanum SpA	33,453	212,036

BFF Bank SpA(b)	13,979	93,397

Enel SpA	372,690	1,542,206

Eni SpA	145,251	1,552,440

Esprinet SpA	5,028	30,884

Intesa Sanpaolo SpA	691,701	1,153,859

Iren SpA	55,510	73,794

Italgas SpA	48,753	228,106

Mediobanca Banca di Credito Finanziario SpA(a)	28,822	227,578

Poste Italiane SpA(b)	25,825	197,083

Snam SpA	194,153	788,577

Terna – Rete Elettrica Nazionale(a)	95,403	584,135

Unieuro SpA(a)(b)	3,898	39,180

Unipol Gruppo SpA	20,385	79,761

UnipolSai Assicurazioni SpA(a)	125,823	262,549

Total Italy		8,296,280

Japan – 19.8%

Aisin Corp.(a)	9,700	248,623

Akita Bank Ltd.	4,400	49,002

Aozora Bank Ltd.(a)	8,500	151,625

Asahi Holdings, Inc.(a)	3,800	53,294

Avex, Inc.(a)	6,700	71,330

Bank of Saga Ltd.(a)	8,200	86,167

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2022

Investments	Shares	Value

Canon, Inc.(a)	32,100	$703,452

Chubu Electric Power Co., Inc.(a)	26,600	239,638

Chugoku Electric Power Co., Inc.(a)	19,300	97,870

Concordia Financial Group Ltd.	37,500	115,807

Cosmo Energy Holdings Co. Ltd.(a)	3,800	97,399

Daito Trust Construction Co. Ltd.	1,800	168,752

Daiwa House Industry Co. Ltd.	16,300	331,473

Daiwa Securities Group, Inc.(a)	56,300	220,307

Daiwabo Holdings Co. Ltd.	4,300	55,345

Denka Co. Ltd.(a)	3,100	67,999

Electric Power Development Co. Ltd.	9,900	140,075

ENEOS Holdings, Inc.(a)	186,400	598,947

FIDEA Holdings Co. Ltd.(a)	7,300	63,597

Forum Engineering, Inc.	10,000	63,007

Fukuoka Financial Group, Inc.	8,500	150,686

H.U. Group Holdings, Inc.	4,600	83,899

Haseko Corp.	14,600	158,462

Hulic Co. Ltd.	21,600	158,629

Idemitsu Kosan Co. Ltd.(a)	13,900	301,057

Inpex Corp.	43,400	407,479

Isuzu Motors Ltd.	20,400	225,077

Japan Post Holdings Co. Ltd.	117,300	776,111

Japan Post Insurance Co. Ltd.	14,600	204,357

Japan Tobacco, Inc.	142,600	2,338,819

JFE Holdings, Inc.(a)	18,500	171,395

K’s Holdings Corp.(a)	11,700	96,594

Kajima Corp.	21,300	202,044

Kansai Electric Power Co., Inc.	36,100	302,278

KDDI Corp.	85,900	2,518,040

Ki-Star Real Estate Co. Ltd.(a)	700	21,134

Konica Minolta, Inc.(a)	23,800	73,334

Kuraray Co. Ltd.	15,500	108,263

Kyushu Electric Power Co., Inc.	21,200	113,071

Kyushu Railway Co.	5,300	114,425

Marubeni Corp.	57,000	499,333

Mitsubishi Corp.(a)	43,276	1,186,357

Mitsubishi Gas Chemical Co., Inc.	7,600	99,552

Mitsubishi HC Capital, Inc.	44,100	189,507

Mitsubishi Heavy Industries Ltd.	11,200	371,876

Mitsubishi Materials Corp.	7,600	104,435

Mitsubishi UFJ Financial Group, Inc.	296,100	1,332,752

Mitsui OSK Lines Ltd.(a)	26,300	472,780

Mizuho Financial Group, Inc.	66,760	720,664

MS&AD Insurance Group Holdings, Inc.	14,500	384,276

Neturen Co. Ltd.	12,900	57,216

NGK Spark Plug Co. Ltd.	9,900	175,231

Nikko Co. Ltd.	26,800	112,018

Nintendo Co. Ltd.	36,000	1,455,967

Nippon Electric Glass Co. Ltd.	3,200	55,115

Nippon Telegraph & Telephone Corp.	150,600	4,063,999

Nippon Yusen KK(a)	28,200	480,634

Nishimatsu Construction Co. Ltd.(a)	7,300	191,395

Nittoc Construction Co. Ltd.(a)	20,100	124,145

NS United Kaiun Kaisha Ltd.(a)	900	23,472

Resona Holdings, Inc.	74,900	273,220

SBI Holdings, Inc.	5,200	93,262

Scroll Corp.(a)	5,100	24,699

Sekisui House Ltd.	21,400	354,979

Shimizu Corp.	27,400	134,213

SoftBank Corp.(a)	306,900	3,066,986

Sojitz Corp.	8,380	122,969

Sompo Holdings, Inc.	12,600	501,580

Sumitomo Chemical Co. Ltd.(a)	47,600	163,441

Sumitomo Corp.	45,000	560,382

Sumitomo Metal Mining Co. Ltd.	9,600	275,906

Sumitomo Mitsui Financial Group, Inc.	38,500	1,070,324

Sumitomo Mitsui Trust Holdings, Inc.	10,200	288,851

Sumitomo Rubber Industries Ltd.	15,100	120,074

T&D Holdings, Inc.	11,800	111,442

Taisei Corp.	8,600	238,848

Takeda Pharmaceutical Co. Ltd.	68,600	1,785,320

Tama Home Co. Ltd.(a)	2,600	42,212

Teijin Ltd.(a)	10,400	100,734

Tekken Corp.	8,200	100,500

Tokio Marine Holdings, Inc.(a)	39,600	701,744

Tosoh Corp.	10,500	116,792

Toyo Seikan Group Holdings Ltd.	9,900	119,283

Yahagi Construction Co. Ltd.	12,200	62,035

YAMADA Consulting Group Co. Ltd.(a)	7,400	61,298

Yamada Holdings Co. Ltd.	42,900	141,078

Yamaha Motor Co. Ltd.	14,400	269,307

Yamanashi Chuo Bank Ltd.	10,400	83,203

Yokohama Rubber Co. Ltd.	9,800	150,035

Total Japan		35,384,304

Netherlands – 1.5%

ASR Nederland NV	4,065	157,579

ING Groep NV	73,387	636,833

Koninklijke KPN NV	220,122	597,761

Koninklijke Vopak NV	4,208	77,088

NN Group NV	13,259	519,178

Ordina NV	21,015	78,747

PostNL NV(a)	68,735	116,020

Randstad NV(a)	6,909	301,735

RHI Magnesita NV	2,211	41,687

SBM Offshore NV(a)	8,440	106,619

Signify NV(b)	4,590	119,744

Total Netherlands		2,752,991

Norway – 2.2%

ABG Sundal Collier Holding ASA	96,811	49,040

AF Gruppen ASA	8,509	108,068

Aker BP ASA(a)	23,218	666,035

Atea ASA*	4,696	41,887

Austevoll Seafood ASA	6,142	41,568

DNB Bank ASA	32,979	523,106

Gjensidige Forsikring ASA	13,896	238,459

Kid ASA(b)	8,301	55,836

Kongsberg Gruppen ASA	5,853	178,320

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2022

Investments	Shares	Value

Orkla ASA	29,864	$217,048

Salmar ASA	2,952	99,472

Storebrand ASA	9,054	62,696

Telenor ASA(a)	100,508	919,188

TGS ASA	9,949	122,340

Veidekke ASA	10,188	76,102

Yara International ASA	13,319	468,483

Total Norway		3,867,648

Portugal – 0.6%

EDP – Energias de Portugal SA	110,186	479,270

Galp Energia SGPS SA(a)	38,535	370,864

Navigator Co. SA	29,066	99,262

REN – Redes Energeticas Nacionais SGPS SA	53,433	126,415

Sonae SGPS SA	78,590	63,479

Total Portugal		1,139,290

Singapore – 2.4%

Bukit Sembawang Estates Ltd.	35,500	110,837

Hour Glass Ltd.(a)	49,400	72,298

Jardine Cycle & Carriage Ltd.	9,000	211,938

Keppel Corp. Ltd.	46,800	226,678

Keppel Infrastructure Trust	420,521	158,256

NetLink NBN Trust	262,600	165,623

Olam Group Ltd.	144,800	132,196

Oversea-Chinese Banking Corp. Ltd.	114,992	948,049

Propnex Ltd.(a)	51,500	53,837

Riverstone Holdings Ltd.(a)	131,700	52,775

Sembcorp Industries Ltd.	36,700	78,776

Sheng Siong Group Ltd.	95,000	104,607

Singapore Exchange Ltd.	16,200	106,803

Singapore Technologies Engineering Ltd.	127,300	317,607

Singapore Telecommunications Ltd.	338,400	627,321

United Overseas Bank Ltd.	47,600	867,807

Venture Corp. Ltd.	7,300	83,587

Total Singapore		4,318,995

Spain – 3.0%

Acerinox SA	12,708	102,060

Aedas Homes SA(b)	3,307	47,170

Bankinter SA(a)	18,756	105,946

Cia de Distribucion Integral Logista Holdings SA	11,990	219,063

ContourGlobal PLC(b)	43,715	122,974

Ebro Foods SA(a)	5,292	77,350

Enagas SA(a)	17,914	277,983

Fomento de Construcciones y Contratas SA(a)	14,183	115,184

Iberdrola SA	204,904	1,923,435

Mapfre SA(a)	114,999	179,127

Naturgy Energy Group SA(a)	45,502	1,057,789

Prosegur Cash SA(a)(b)	105,881	65,866

Red Electrica Corp. SA	22,210	341,819

Repsol SA	59,796	691,527

Total Spain		5,327,293

Sweden – 1.3%

Axfood AB	9,935	228,198

Bilia AB, Class A	3,742	43,060

Electrolux AB, Class B(a)	9,115	95,458

Intrum AB	4,424	56,070

JM AB	2,735	38,126

Orron Energy AB(a)	29,007	52,211

Peab AB, Class B(a)	15,905	76,605

Skandinaviska Enskilda Banken AB, Class A	52,176	502,131

Svenska Handelsbanken AB, Class A	44,649	368,618

Tele2 AB, Class B(a)	33,867	292,970

Telia Co. AB(a)	179,397	517,782

Total Sweden		2,271,229

Switzerland – 6.4%

Adecco Group AG, Registered Shares	6,115	170,294

Allreal Holding AG, Registered Shares	707	99,127

Baloise Holding AG, Registered Shares	1,360	175,069

Banque Cantonale Vaudoise, Registered Shares	2,671	254,278

Clariant AG, Registered Shares*(a)	10,840	175,114

Helvetia Holding AG, Registered Shares	1,570	148,187

Holcim AG*	19,595	815,853

Landis + Gyr Group AG*	1,250	68,326

Novartis AG, Registered Shares	68,890	5,286,525

OC Oerlikon Corp. AG, Registered Shares	15,283	98,600

PSP Swiss Property AG, Registered Shares	1,976	198,754

Sulzer AG, Registered Shares	1,241	72,184

Swiss Life Holding AG, Registered Shares	741	330,128

Swiss Prime Site AG, Registered Shares	2,232	179,150

Swisscom AG, Registered Shares	2,226	1,048,261

Zurich Insurance Group AG	5,639	2,263,048

Total Switzerland		11,382,898

United Kingdom – 13.0%

Abrdn PLC	64,163	99,630

Admiral Group PLC	17,699	378,255

Airtel Africa PLC(a)(b)	84,163	121,385

Anglo American PLC	63,201	1,929,929

Antofagasta PLC	27,503	342,476

Ashmore Group PLC(a)	30,988	68,181

Assura PLC	103,728	62,064

Aviva PLC	120,789	523,436

BAE Systems PLC	151,380	1,334,647

Barratt Developments PLC	32,215	123,061

BP PLC	631,723	3,054,187

Close Brothers Group PLC	7,968	82,498

Direct Line Insurance Group PLC	52,995	109,739

Diversified Energy Co. PLC	126,347	182,930

Drax Group PLC	15,079	101,080

Ferrexpo PLC	83,767	113,707

Hargreaves Lansdown PLC(a)	7,367	71,317

HSBC Holdings PLC	376,381	1,963,379

Imperial Brands PLC	91,496	1,894,640

Investec PLC	17,506	70,957

J. Sainsbury PLC	56,501	109,935

Jupiter Fund Management PLC(a)	37,968	38,929

Kingfisher PLC	53,680	132,070

Land Securities Group PLC	27,333	159,211

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

September 30, 2022

Investments	Shares	Value

Legal & General Group PLC	187,507	$453,165

Londonmetric Property PLC(a)	47,626	92,773

Moneysupermarket.com Group PLC	36,844	76,418

National Grid PLC	139,330	1,448,021

OSB Group PLC	19,863	93,215

Redde Northgate PLC	22,632	73,139

Redrow PLC	13,381	59,629

Severn Trent PLC	7,384	194,117

Shell PLC	93,727	2,350,454

SSE PLC	59,328	1,011,630

St. James’s Place PLC	8,334	96,382

Synthomer PLC	21,034	25,006

Tate & Lyle PLC	22,778	172,904

Taylor Wimpey PLC	139,524	137,528

Tesco PLC	196,074	452,638

Unilever PLC	69,073	3,060,343

United Utilities Group PLC	32,751	324,945

Vistry Group PLC(a)	6,000	39,450

Total United Kingdom		23,229,400

United States – 1.3%
GSK PLC	161,855	2,359,303
TOTAL COMMON STOCKS (Cost: $212,055,648)		176,359,418

RIGHTS – 0.0%

Australia – 0.0%
Atlas Arteria Ltd., expiring 10/6/22 (Cost: $0)	15,765	0

EXCHANGE-TRADED FUND – 0.5%

United States – 0.5%

WisdomTree International LargeCap Dividend Fund(a)(c)

(Cost: $1,006,214)	25,144	940,888

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%

United States – 6.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)
(Cost: $12,138,216)	12,138,216	12,138,216

TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $225,200,078)		189,438,522

Other Assets less Liabilities – (6.0)%		(10,643,531)

NET ASSETS – 100.0%		$178,794,991
*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,973,125 and the total market value of the collateral held by the Fund was $17,817,987. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,679,771.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree International LargeCap Dividend Fund	$882,052	$4,857,557	$4,185,119	$(526,494)	$(87,108)	$940,888	$87,261

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	10/3/2022	55,366	USD	50,000	GBP	$—	$(449)

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$176,359,418	$—	$—	$176,359,418
Rights	—	0	—	0
Exchange-Traded Fund	940,888	—	—	940,888
Investment of Cash Collateral for Securities Loaned	—	12,138,216	—	12,138,216
Total Investments in Securities	$177,300,306	$12,138,216	$—	$189,438,522
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(449)	$—	$(449)
Total – Net	$177,300,306	$12,137,767	$—	$189,438,073
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 14.0%

Australia & New Zealand Banking Group Ltd.(a)	110,580	$1,621,021

BHP Group Ltd.	579,824	14,360,172

Coles Group Ltd.	73,534	776,789

Commonwealth Bank of Australia	91,402	5,330,159

CSL Ltd.	4,817	882,733

Fortescue Metals Group Ltd.(a)	393,588	4,256,425

Goodman Group(a)	42,416	430,342

Macquarie Group Ltd.	9,476	930,583

National Australia Bank Ltd.	158,539	2,936,679

Rio Tinto Ltd.	177,644	9,915,286

Telstra Corp. Ltd.(a)	766,999	1,898,597

Transurban Group	88,888	705,238

Wesfarmers Ltd.	54,593	1,499,496

Westpac Banking Corp.	130,866	1,736,655

Woodside Energy Group Ltd.	107,966	2,197,734

Woolworths Group Ltd.(a)	52,696	1,150,256

Total Australia		50,628,165

Austria – 0.2%

OMV AG	18,931	693,055

Belgium – 0.3%

Anheuser-Busch InBev SA	18,972	868,798

UCB SA	2,714	189,092

Total Belgium		1,057,890

China – 1.3%

BOC Hong Kong Holdings Ltd.	565,134	1,882,604

China Resources Beer Holdings Co. Ltd.	26,000	181,009

CITIC Ltd.	2,090,000	1,970,216

Wilmar International Ltd.	220,400	589,822

Total China		4,623,651

Denmark – 1.6%

AP Moller – Maersk A/S, Class B	242	442,078

Carlsberg A/S, Class B	2,702	318,192

Coloplast A/S, Class B	4,165	425,724

Novo Nordisk A/S, Class B	39,070	3,919,406

Orsted A/S(b)	5,835	467,037

Vestas Wind Systems A/S	7,139	133,207

Total Denmark		5,705,644

Finland – 2.1%

Fortum Oyj	58,599	790,487

Kone Oyj, Class B	14,803	574,415

Neste Oyj	13,102	575,025

Nordea Bank Abp	435,044	3,750,454

Sampo Oyj, Class A	22,047	945,143

UPM-Kymmene Oyj	24,681	787,743

Total Finland		7,423,267

France – 11.3%

Air Liquide SA	16,117	1,856,157

Amundi SA(b)	8,798	370,270

AXA SA	225,843	4,972,527

BNP Paribas SA	61,253	2,616,583

Capgemini SE	3,447	558,869

Cie de Saint-Gobain	19,512	708,208

Cie Generale des Etablissements Michelin SCA	20,915	474,431

Credit Agricole SA	204,796	1,678,056

Danone SA	25,964	1,235,408

Electricite de France SA(a)	57,395	668,539

Engie SA	114,954	1,333,583

EssilorLuxottica SA	6,409	881,198

Hermes International	606	722,494

Kering SA	1,724	774,453

L’Oreal SA	9,335	3,020,146

Legrand SA	7,017	458,234

LVMH Moet Hennessy Louis Vuitton SE	8,593	5,138,427

Orange SA	267,774	2,425,979

Pernod Ricard SA	4,284	792,569

Publicis Groupe SA	16,280	779,891

Safran SA	2,040	187,878

Sanofi	50,414	3,872,024

Schneider Electric SE	16,987	1,946,035

Societe Generale SA	18,136	362,712

Thales SA(a)	5,837	646,158

Veolia Environnement SA	27,307	527,268

Vinci SA	19,289	1,571,619

Total France		40,579,716

Germany – 7.9%

adidas AG	2,573	299,654

Allianz SE, Registered Shares	21,027	3,332,934

BASF SE	50,945	1,976,367

Bayer AG, Registered Shares	43,310	2,011,753

Bayerische Motoren Werke AG	13,971	957,931

Deutsche Boerse AG	4,614	760,507

Deutsche Post AG, Registered Shares	50,167	1,529,181

Deutsche Telekom AG, Registered Shares	196,065	3,359,776

Deutsche Wohnen SE	11,050	211,144

E.ON SE	185,274	1,433,153

Fresenius SE & Co. KGaA	12,662	272,275

Hannover Rueck SE	5,675	857,277

Hapag-Lloyd AG(b)	5,343	914,427

Henkel AG & Co. KGaA	7,772	443,887

Knorr-Bremse AG	3,090	134,343

Mercedes-Benz Group AG	27,348	1,402,533

Merck KGaA	1,645	268,802

Muenchener Rueckversicherungs – Gesellschaft AG in Muenchen, Registered Shares	5,813	1,409,439

RWE AG	19,413	718,688

SAP SE	20,499	1,689,284

Siemens AG, Registered Shares	22,641	2,244,641

Siemens Healthineers AG(b)	17,257	748,589

Vantage Towers AG	12,524	325,623

Volkswagen AG	5,254	868,055

Vonovia SE	22,974	499,869

Total Germany		28,670,132

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2022

Investments	Shares	Value

Hong Kong – 2.9%

AIA Group Ltd.	195,604	$1,630,885

CLP Holdings Ltd.	170,000	1,285,303

Hang Seng Bank Ltd.	121,118	1,839,165

Henderson Land Development Co. Ltd.	297,219	832,981

Hong Kong & China Gas Co. Ltd.	567,925	500,648

Hong Kong Exchanges & Clearing Ltd.	25,424	873,172

Link REIT	94,800	663,005

MTR Corp. Ltd.	193,438	888,348

Sun Hung Kai Properties Ltd.	152,442	1,686,593

Techtronic Industries Co. Ltd.	18,000	173,926

Total Hong Kong		10,374,026

Ireland – 0.2%

CRH PLC(a)	23,066	747,270

Italy – 3.0%

Assicurazioni Generali SpA(a)	135,984	1,867,698

Enel SpA	553,777	2,291,552

Eni SpA(a)	211,705	2,262,699

Intesa Sanpaolo SpA	1,474,019	2,458,881

Moncler SpA	4,913	204,024

Poste Italiane SpA(b)	57,143	436,085

Snam SpA	279,583	1,135,562

UniCredit SpA	26,847	275,052

Total Italy		10,931,553

Japan – 17.7%

Advantest Corp.(a)	4,600	212,926

Aeon Co. Ltd.	17,145	320,229

Asahi Group Holdings Ltd.	14,135	437,883

Astellas Pharma, Inc.	51,500	682,065

Bridgestone Corp.	23,755	766,259

Canon, Inc.	44,836	982,554

Chugai Pharmaceutical Co. Ltd.	26,600	666,355

Dai-ichi Life Holdings, Inc.	33,900	536,798

Daikin Industries Ltd.	2,000	308,059

Daiwa House Industry Co. Ltd.	24,100	490,092

Denso Corp.	16,300	741,662

FANUC Corp.	3,775	528,388

Fast Retailing Co. Ltd.	700	370,977

FUJIFILM Holdings Corp.	12,300	561,613

Fujitsu Ltd.	2,200	239,918

Hitachi Ltd.	17,700	747,644

Honda Motor Co. Ltd.	62,400	1,352,370

Hoya Corp.	3,000	287,678

ITOCHU Corp.	75,300	1,821,309

Japan Post Holdings Co. Ltd.	238,800	1,580,011

Japan Tobacco, Inc.	209,009	3,428,010

Kao Corp.	14,100	574,540

KDDI Corp.	125,380	3,675,342

Keyence Corp.	900	297,834

Kirin Holdings Co. Ltd.	36,900	567,732

Komatsu Ltd.	22,167	399,862

Kyowa Kirin Co. Ltd.	7,800	178,638

Lasertec Corp.(a)	700	71,066

Mitsubishi Corp.(a)	60,205	1,650,443

Mitsubishi Electric Corp.	61,481	554,091

Mitsubishi UFJ Financial Group, Inc.	612,000	2,754,624

Mitsui Fudosan Co. Ltd.	19,800	376,794

Mizuho Financial Group, Inc.	138,814	1,498,476

MS&AD Insurance Group Holdings, Inc.	31,400	832,156

Murata Manufacturing Co. Ltd.	16,710	765,627

Nidec Corp.	2,900	162,886

Nintendo Co. Ltd.	55,300	2,236,528

Nippon Steel Corp.	34,100	472,705

Nippon Telegraph & Telephone Corp.	215,204	5,807,363

NTT Data Corp.	17,400	224,314

Olympus Corp.	12,600	241,867

Omron Corp.	2,200	100,558

Otsuka Holdings Co. Ltd.	16,000	506,712

Panasonic Holdings Corp.(a)	44,584	312,484

Recruit Holdings Co. Ltd.	5,500	158,109

Seven & I Holdings Co. Ltd.	21,200	850,373

SG Holdings Co. Ltd.	13,400	183,302

Shimano, Inc.	1,200	188,525

Shin-Etsu Chemical Co. Ltd.	6,200	613,810

Shionogi & Co. Ltd.	4,600	222,111

SMC Corp.	650	261,446

SoftBank Corp.(a)	440,500	4,402,109

SoftBank Group Corp.	14,480	490,186

Sony Group Corp.	5,800	372,094

Sumitomo Corp.	61,110	760,999

Sumitomo Mitsui Financial Group, Inc.	77,794	2,162,721

Suzuki Motor Corp.	12,617	390,596

Takeda Pharmaceutical Co. Ltd.	99,000	2,576,483

Tokio Marine Holdings, Inc.(a)	78,900	1,398,173

Tokyo Electron Ltd.	4,450	1,097,551

Toshiba Corp.	13,000	462,358

Toyota Motor Corp.	442,665	5,737,259

Total Japan		63,653,647

Netherlands – 1.8%

ASM International NV	578	132,358

ASML Holding NV	2,872	1,219,957

Heineken NV	6,995	615,779

ING Groep NV	152,594	1,324,171

Koninklijke Ahold Delhaize NV(a)	33,308	852,790

Koninklijke DSM NV	2,799	322,052

Koninklijke Philips NV(a)	21,815	341,937

NN Group NV	28,025	1,097,364

Wolters Kluwer NV	7,176	702,434

Total Netherlands		6,608,842

Norway – 1.6%

DNB Bank ASA	66,032	1,047,386

Equinor ASA	105,321	3,461,006

Telenor ASA(a)	140,060	1,280,909

Total Norway		5,789,301

Portugal – 0.2%

EDP – Energias de Portugal SA	182,693	794,650

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2022

Investments	Shares	Value

Singapore – 2.1%

DBS Group Holdings Ltd.	114,134	$2,655,888

Oversea-Chinese Banking Corp. Ltd.	247,512	2,040,607

Singapore Telecommunications Ltd.	500,900	928,562

United Overseas Bank Ltd.	99,386	1,811,930

Total Singapore		7,436,987

Spain – 2.5%

Banco Bilbao Vizcaya Argentaria SA(a)	270,628	1,224,990

Banco Santander SA	281,775	661,808

Ferrovial SA	10,823	247,998

Iberdrola SA	301,371	2,828,971

Industria de Diseno Textil SA	75,835	1,580,928

Naturgy Energy Group SA(a)	67,423	1,567,389

Repsol SA	85,916	993,598

Total Spain		9,105,682

Sweden – 1.9%

Assa Abloy AB, Class B	27,374	517,263

Atlas Copco AB, Class A	62,595	591,120

Atlas Copco AB, Class B	35,007	294,188

Epiroc AB, Class A	10,814	156,059

EQT AB(a)	8,454	166,909

Essity AB, Class B	17,679	351,748

Evolution AB(b)	1,129	90,218

Hexagon AB, Class B	29,700	280,206

Investment AB Latour, Class B(a)	7,130	119,246

Nibe Industrier AB, Class B	13,441	121,238

Sandvik AB	26,925	370,120

Skandinaviska Enskilda Banken AB, Class A	100,878	970,829

Svenska Handelsbanken AB, Class A	82,711	682,855

Swedbank AB, Class A	15,942	210,956

Telefonaktiebolaget LM Ericsson, Class B(a)	68,602	404,843

Telia Co. AB	242,291	699,309

Volvo AB, Class B	51,510	733,742

Total Sweden		6,760,849

Switzerland – 11.8%

ABB Ltd., Registered Shares	86,992	2,280,308

Cie Financiere Richemont SA, Class A, Registered Shares	10,086	966,124

EMS-Chemie Holding AG, Registered Shares	757	483,388

Geberit AG, Registered Shares	1,076	467,351

Holcim AG*	29,138	1,213,183

Kuehne + Nagel International AG, Registered Shares(a)	3,177	652,023

Nestle SA, Registered Shares	104,633	11,383,390

Novartis AG, Registered Shares	98,968	7,594,669

Partners Group Holding AG	769	628,638

Roche Holding AG	18,427	6,055,589

Roche Holding AG, Bearer Shares(a)	4,214	1,660,340

SGS SA, Registered Shares	384	829,058

Sika AG, Registered Shares	2,046	417,203

Sonova Holding AG, Registered Shares	788	176,134

Swisscom AG, Registered Shares	3,360	1,582,281

UBS Group AG, Registered Shares	84,374	1,240,857

Zurich Insurance Group AG	11,807	4,738,395

Total Switzerland		42,368,931

United Kingdom – 13.7%

Anglo American PLC	91,146	2,783,268

Antofagasta PLC	39,061	486,400

Ashtead Group PLC	5,311	242,245

AstraZeneca PLC	37,552	4,168,453

Aviva PLC	239,863	1,039,440

BAE Systems PLC	217,630	1,918,742

Barclays PLC	287,266	462,734

BP PLC	920,775	4,451,664

CNH Industrial NV	21,280	242,450

Coca-Cola Europacific Partners PLC	9,800	425,305

Diageo PLC	74,136	3,142,734

HSBC Holdings PLC	784,707	4,093,398

Imperial Brands PLC	130,629	2,704,981

Legal & General Group PLC	384,956	930,357

Linde PLC	7,377	2,017,744

Lloyds Banking Group PLC	1,959,444	905,334

London Stock Exchange Group PLC	5,606	477,358

National Grid PLC	201,081	2,089,784

NatWest Group PLC	287,334	724,576

Reckitt Benckiser Group PLC	22,624	1,509,248

RELX PLC	44,704	1,098,865

Segro PLC	35,914	301,884

Shell PLC	252,637	6,335,547

SSE PLC	86,702	1,478,397

Standard Chartered PLC	58,274	368,711

Tesco PLC	278,245	642,331

Unilever PLC	100,434	4,449,821

Total United Kingdom		49,491,771

United States – 0.9%

GSK PLC	233,970	3,410,496
TOTAL COMMON STOCKS (Cost: $381,145,593)		356,855,525

EXCHANGE-TRADED FUND – 0.1%

United States – 0.1%

WisdomTree International MidCap Dividend Fund(c)
(Cost: $374,308)	6,778	320,938

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%

United States – 3.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)
(Cost: $13,699,853)	13,699,853	13,699,853

TOTAL INVESTMENTS IN SECURITIES – 102.9% (Cost: $395,219,754)		370,876,316

Other Assets less Liabilities – (2.9)%		(10,538,995)

NET ASSETS – 100.0%		$360,337,321
*	Non-income producing security.

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

September 30, 2022

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,415,945 and the total market value of the collateral held by the Fund was $20,213,142. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,513,289.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree International MidCap Dividend Fund	$—	$1,324,495	$822,365	$(127,822)	$(53,370)	$320,938	$18,410

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	10/5/2022	1,779,375	HKD	226,677	USD	$—	$(2)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$356,855,525	$—	$—	$356,855,525
Exchange-Traded Fund	320,938	—	—	320,938
Investment of Cash Collateral for Securities Loaned	—	13,699,853	—	13,699,853
Total Investments in Securities	$357,176,463	$13,699,853	$—	$370,876,316
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2)	$—	$(2)
Total – Net	$357,176,463	$13,699,851	$—	$370,876,314
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.0%

Australia – 10.3%

ALS Ltd.	15,894	$103,519

Alumina Ltd.	146,658	119,282

Ampol Ltd.	7,105	131,335

Ansell Ltd.	5,628	91,151

APA Group	84,653	521,961

ASX Ltd.(a)	4,066	187,597

Atlas Arteria Ltd.(a)	54,292	217,471

Aurizon Holdings Ltd.	189,964	421,374

Bank of Queensland Ltd.(a)	35,493	148,560

Bendigo & Adelaide Bank Ltd.(a)	53,406	267,488

BlueScope Steel Ltd.	8,605	84,040

Brambles Ltd.	51,369	376,846

carsales.com Ltd.	8,261	99,908

Challenger Ltd.(a)	22,947	86,310

Charter Hall Group(a)	19,052	140,624

Cleanaway Waste Management Ltd.(a)	50,649	88,251

Cochlear Ltd.	1,018	127,331

Computershare Ltd.	19,065	303,504

Dexus	85,826	426,004

Domino’s Pizza Enterprises Ltd.(a)	2,351	77,876

Downer EDI Ltd.	30,876	90,722

Evolution Mining Ltd.	74,532	98,237

GPT Group	171,838	423,151

Harvey Norman Holdings Ltd.(a)	110,558	287,176

IGO Ltd.	9,927	87,441

Insurance Australia Group Ltd.	117,732	348,201

JB Hi-Fi Ltd.(a)	8,776	214,190

Lendlease Corp. Ltd.(a)	21,563	123,666

Magellan Financial Group Ltd.(a)	12,520	90,640

Medibank Pvt Ltd.	178,002	397,129

Mirvac Group	160,305	200,467

Newcrest Mining Ltd.	28,296	307,824

Nine Entertainment Co. Holdings Ltd.	84,690	101,552

OZ Minerals Ltd.(a)	7,390	122,491

Premier Investments Ltd.	7,908	114,654

QBE Insurance Group Ltd.	16,569	122,829

Qube Holdings Ltd.(a)	63,783	101,703

Ramsay Health Care Ltd.	6,072	223,621

REA Group Ltd.(a)	1,844	136,166

Reece Ltd.	8,520	76,801

Santos Ltd.	50,524	230,314

Scentre Group	286,372	467,672

Seven Group Holdings Ltd.(a)	9,489	103,411

Sonic Healthcare Ltd.	20,351	400,129

South32 Ltd.	100,041	233,486

Steadfast Group Ltd.	43,674	130,011

Stockland	147,419	309,941

Suncorp Group Ltd.	123,802	798,373

Tabcorp Holdings Ltd.	133,269	80,116

Treasury Wine Estates Ltd.	22,254	179,854

Vicinity Centres	295,156	329,252

Washington H Soul Pattinson & Co. Ltd.(a)	6,316	108,791

Worley Ltd.(a)	26,903	220,194

Total Australia		11,280,637

Austria – 1.1%

Andritz AG	2,076	88,753

BAWAG Group AG(b)	13,719	597,534

EVN AG	6,050	100,994

Telekom Austria AG*	19,614	113,560

Vienna Insurance Group AG Wiener Versicherung Gruppe	5,497	112,549

Voestalpine AG	5,228	89,680

Wienerberger AG	4,792	96,706

Total Austria		1,199,776

Belgium – 1.9%

Ackermans & van Haaren NV	698	88,962

Aedifica SA	1,541	119,035

Cofinimmo SA	1,605	133,334

D’ieteren Group	794	113,020

Elia Group SA/NV	1,839	216,910

Etablissements Franz Colruyt NV(a)	6,282	138,469

Melexis NV	1,253	85,925

Proximus SADP	30,379	315,315

Solvay SA	4,465	348,356

Telenet Group Holding NV	18,116	250,415

Umicore SA	4,994	147,407

Warehouses De Pauw CVA	7,130	175,461

Total Belgium		2,132,609

China – 2.9%

Beijing Enterprises Holdings Ltd.	58,700	164,886

BYD Electronic International Co. Ltd.(a)	31,500	76,082

China Everbright Environment Group Ltd.	466,407	193,695

China Merchants Port Holdings Co. Ltd.	396,000	497,907

China Power International Development Ltd.	541,000	215,714

China Resources Pharmaceutical Group Ltd.(b)	278,500	191,227

China Resources Power Holdings Co. Ltd.	210,000	326,374

China Taiping Insurance Holdings Co. Ltd.	142,800	120,245

CSPC Pharmaceutical Group Ltd.	304,000	301,293

Fosun International Ltd.	254,000	157,579

Guangdong Investment Ltd.	478,208	383,180

Lenovo Group Ltd.	566,000	393,681

Wharf Holdings Ltd.	60,000	192,232

Total China		3,214,095

Denmark – 1.3%

H Lundbeck A/S	15,299	49,012

H Lundbeck A/S, Class A*	3,825	11,412

Novozymes A/S, Class B	3,352	169,236

Royal Unibrew A/S	1,910	124,542

Topdanmark A/S	4,219	197,556

Tryg A/S	39,745	821,617

Total Denmark		1,373,375

Finland – 2.1%

Elisa Oyj	11,104	504,197

Huhtamaki Oyj	3,156	100,977

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2022

Investments	Shares	Value

Kesko Oyj, Class A	6,478	$116,897

Kesko Oyj, Class B	14,219	266,683

Kojamo Oyj(a)	5,762	74,059

Konecranes Oyj	2,588	51,924

Metsa Board Oyj, Class B	12,343	90,326

Metso Outotec Oyj	24,559	164,950

Nokian Renkaat Oyj	9,254	89,750

Orion Oyj, Class B	5,145	217,136

Stora Enso Oyj, Class R	14,962	191,867

TietoEVRY Oyj(a)	6,851	156,111

Valmet Oyj	7,701	157,147

Wartsila Oyj Abp(a)	13,757	88,706

Total Finland		2,270,730

France – 5.3%

ALD SA(a)(b)	39,590	366,900

Arkema SA	2,988	219,774

BioMerieux	1,041	83,013

Bouygues SA(a)	23,806	626,184

Bureau Veritas SA	11,770	264,970

Carrefour SA	31,678	441,139

Cie Plastic Omnium SA	4,512	59,761

Covivio	6,001	291,122

Edenred	4,660	216,206

Eiffage SA	4,709	380,679

Eurazeo SE	3,212	169,446

Eutelsat Communications SA(a)	23,059	178,911

Gecina SA	4,108	323,763

ICADE	5,424	202,980

Imerys SA	3,256	99,073

Ipsen SA	1,270	118,070

Klepierre SA*	17,868	313,329

La Francaise des Jeux SAEM(b)	7,740	231,039

Remy Cointreau SA(a)	740	123,892

Rexel SA	15,924	241,487

Rothschild & Co.	2,751	90,283

Rubis SCA	7,899	165,521

SEB SA(a)	1,208	76,567

SPIE SA	6,545	138,367

Trigano SA	837	74,289

Valeo	3,591	54,985

Verallia SA(b)	6,838	154,877

Wendel SE	2,174	157,283

Total France		5,863,910

Germany – 4.4%

alstria office REIT AG	8,939	64,496

Aurubis AG	1,226	64,833

Bechtle AG	1,729	62,891

Brenntag SE	5,082	310,564

Covestro AG(b)	5,597	161,971

Dermapharm Holding SE	1,491	54,453

DWS Group GmbH & Co. KGaA(b)	11,529	277,390

Evonik Industries AG	22,869	386,462

Fielmann AG	2,442	78,850

Freenet AG	16,077	306,334

GEA Group AG	6,747	220,367

HeidelbergCement AG	8,565	342,760

Hella GmbH & Co. KGaA	2,097	139,900

Hochtief AG	5,208	249,285

LANXESS AG	2,125	62,599

LEG Immobilien SE	2,587	155,508

ProSiebenSat.1 Media SE	17,425	124,716

Rheinmetall AG	1,325	205,349

Scout24 SE(b)	1,505	76,255

Stroeer SE & Co. KGaA	2,262	85,802

TAG Immobilien AG	6,613	53,220

Talanx AG*	11,851	422,598

Telefonica Deutschland Holding AG	294,521	598,117

Traton SE	7,567	90,735

United Internet AG, Registered Shares	4,730	89,246

Varta AG	1,079	31,024

Wacker Chemie AG	1,294	134,563

Total Germany		4,850,288

Hong Kong – 3.4%

Bank of East Asia Ltd.	127,980	140,209

Hang Lung Group Ltd.	71,000	114,687

Hang Lung Properties Ltd.	241,000	395,429

Hysan Development Co. Ltd.	69,000	173,865

Power Assets Holdings Ltd.	243,000	1,219,659

Sino Land Co. Ltd.	479,046	633,447

Swire Pacific Ltd., Class A	47,500	355,498

Swire Properties Ltd.	323,400	696,246

Total Hong Kong		3,729,040

Ireland – 0.3%

Glanbia PLC	11,654	134,490

Smurfit Kappa Group PLC	6,649	191,047

Total Ireland		325,537

Israel – 1.4%

Azrieli Group Ltd.	2,673	183,508

Bank Hapoalim BM	25,794	219,358

Bank Leumi Le-Israel BM	27,641	237,941

Elbit Systems Ltd.	688	130,944

First International Bank of Israel Ltd.	2,472	100,769

ICL Group Ltd.	30,085	243,586

Mizrahi Tefahot Bank Ltd.	8,224	290,160

Strauss Group Ltd.	5,066	120,731

Total Israel		1,526,997

Italy – 4.8%

A2A SpA	256,012	250,752

ACEA SpA	11,219	122,436

Azimut Holding SpA	11,993	172,768

Banca Mediolanum SpA	78,369	496,729

Banco BPM SpA(a)	39,490	104,221

BPER Banca	42,671	66,090

Brembo SpA	9,277	77,204

De’ Longhi SpA(a)	3,702	54,654

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2022

Investments	Shares	Value

DiaSorin SpA(a)	443	$49,822

ERG SpA	5,609	155,285

Hera SpA(a)	101,152	216,619

Infrastrutture Wireless Italiane SpA(b)	40,734	357,948

Iren SpA	90,093	119,768

Italgas SpA	70,743	330,993

Mediobanca Banca di Credito Finanziario SpA	71,673	565,928

Pirelli & C. SpA(b)	21,811	71,794

Prysmian SpA	5,596	162,380

Recordati Industria Chimica e Farmaceutica SpA	5,748	212,233

Terna – Rete Elettrica Nazionale	151,754	929,161

Unipol Gruppo SpA	53,029	207,488

UnipolSai Assicurazioni SpA(a)	273,811	571,349

Total Italy		5,295,622

Japan – 28.4%

ABC-Mart, Inc.	3,578	154,001

Acom Co. Ltd.(a)	37,300	80,143

Aeon Mall Co. Ltd.	8,600	95,658

AGC, Inc.	10,328	320,375

Air Water, Inc.	8,500	100,301

Aisin Corp.(a)	13,700	351,149

Ajinomoto Co., Inc.	14,900	407,847

Amada Co. Ltd.	14,700	99,628

Asahi Kasei Corp.	46,800	308,939

Azbil Corp.	2,900	75,533

Brother Industries Ltd.	9,300	160,049

Canon Marketing Japan, Inc.	5,200	114,961

Capcom Co. Ltd.	4,700	118,194

Casio Computer Co. Ltd.(a)	9,900	86,795

Chiba Bank Ltd.(a)	33,000	177,602

Chubu Electric Power Co., Inc.(a)	33,600	302,701

Chugoku Electric Power Co., Inc.	30,200	153,144

COMSYS Holdings Corp.	5,800	98,653

Concordia Financial Group Ltd.	54,000	166,762

Dai Nippon Printing Co. Ltd.	10,279	205,942

Daifuku Co. Ltd.	1,300	61,163

Daito Trust Construction Co. Ltd.	3,120	292,503

Daiwa Securities Group, Inc.(a)	116,400	455,484

Denka Co. Ltd.	4,200	92,128

Dentsu Group, Inc.	6,500	184,566

Disco Corp.	1,000	221,078

Ebara Corp.	3,500	114,494

ENEOS Holdings, Inc.	272,200	874,643

Fuji Electric Co. Ltd.	3,975	145,274

Fukuoka Financial Group, Inc.	10,500	186,141

Hakuhodo DY Holdings, Inc.	11,100	78,067

Hamamatsu Photonics KK	2,800	119,935

Hankyu Hanshin Holdings, Inc.	1,800	54,095

Haseko Corp.	17,900	194,279

Hirose Electric Co. Ltd.	875	114,736

Hoshizaki Corp.	2,600	72,479

Hulic Co. Ltd.	32,300	237,210

Idemitsu Kosan Co. Ltd.(a)	19,866	430,273

Iida Group Holdings Co. Ltd.	11,800	160,029

Inpex Corp.	58,500	549,252

Isuzu Motors Ltd.	30,900	340,926

Itochu Techno-Solutions Corp.	6,100	142,865

Japan Exchange Group, Inc.	13,800	186,152

Japan Post Insurance Co. Ltd.	32,600	456,303

JFE Holdings, Inc.(a)	29,900	277,011

JSR Corp.(a)	6,000	113,994

Kajima Corp.	25,976	246,399

Kakaku.com, Inc.	3,200	54,430

Kansai Electric Power Co., Inc.	54,200	453,835

Kansai Paint Co. Ltd.(a)	5,600	79,196

Kikkoman Corp.	1,600	90,642

Kobayashi Pharmaceutical Co. Ltd.	1,000	58,586

Koei Tecmo Holdings Co. Ltd.	7,820	128,312

Koito Manufacturing Co. Ltd.	4,000	54,468

Konami Group Corp.(a)	2,900	133,835

Kuraray Co. Ltd.	12,400	86,610

Kurita Water Industries Ltd.(a)	3,100	110,512

Kyushu Electric Power Co., Inc.	27,600	147,205

Kyushu Railway Co.	8,400	181,353

Lawson, Inc.	1,500	49,121

Lixil Corp.	10,500	153,715

Makita Corp.(a)	4,500	87,019

Marubeni Corp.	85,700	750,752

MatsukiyoCocokara & Co.	2,000	86,082

McDonald’s Holdings Co. Japan Ltd.	1,900	66,158

Medipal Holdings Corp.(a)	8,800	112,048

MEIJI Holdings Co. Ltd.	4,300	191,019

MINEBEA MITSUMI, Inc.	7,300	107,877

MISUMI Group, Inc.	3,400	73,288

Mitsubishi Chemical Group Corp.	46,800	213,913

Mitsubishi Gas Chemical Co., Inc.	9,700	127,059

Mitsubishi HC Capital, Inc.	82,120	352,887

Mitsubishi Heavy Industries Ltd.	16,600	551,173

Mitsui Chemicals, Inc.	7,800	151,910

Mitsui OSK Lines Ltd.(a)	42,000	755,011

Nabtesco Corp.	3,500	71,453

NEC Corp.	5,000	159,764

NGK Insulators Ltd.	10,700	133,062

NGK Spark Plug Co. Ltd.	10,900	192,931

NH Foods Ltd.	3,800	100,024

Nichirei Corp.	2,900	47,784

Nikon Corp.	10,600	100,108

Nippon Express Holdings, Inc.	1,600	81,357

Nippon Sanso Holdings Corp.	8,300	130,798

Nippon Yusen KK(a)	43,800	746,517

Nissan Chemical Corp.	3,400	151,508

Nisshin Seifun Group, Inc.	9,800	99,391

Nissin Foods Holdings Co. Ltd.(a)	1,900	132,184

Nitto Denko Corp.	4,800	259,657

NOF Corp.	1,900	68,521

Nomura Real Estate Holdings, Inc.	7,668	173,496

Oji Holdings Corp.	36,062	134,038

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2022

Investments	Shares	Value

Ono Pharmaceutical Co. Ltd.	16,600	$387,748

Open House Group Co. Ltd.	3,000	101,454

Oracle Corp.	2,600	138,312

Osaka Gas Co. Ltd.	24,200	365,479

Otsuka Corp.	5,200	162,562

Pan Pacific International Holdings Corp.	5,700	100,812

Persol Holdings Co. Ltd.	4,400	81,315

Pola Orbis Holdings, Inc.	5,100	57,608

Resona Holdings, Inc.	143,500	523,458

Rohm Co. Ltd.	2,500	163,391

Ryohin Keikaku Co. Ltd.	6,600	55,127

Sanwa Holdings Corp.	12,400	106,571

SBI Holdings, Inc.	12,100	217,013

SCSK Corp.	9,800	148,275

Sega Sammy Holdings, Inc.	9,600	130,591

Seiko Epson Corp.(a)	15,400	209,596

Sekisui Chemical Co. Ltd.	11,600	141,689

Sekisui House Ltd.	22,500	373,225

Sharp Corp.(a)	17,600	104,935

Shimadzu Corp.	4,600	120,605

Shimamura Co. Ltd.	1,200	101,392

Shimizu Corp.	35,300	172,909

Shinko Electric Industries Co. Ltd.(a)	2,700	58,106

Shizuoka Bank Ltd.*(a)	25,800	156,142

Showa Denko KK	5,300	75,210

Sojitz Corp.	10,380	152,317

Sompo Holdings, Inc.	26,900	1,070,834

Square Enix Holdings Co. Ltd.	1,800	77,474

Stanley Electric Co. Ltd.	4,600	71,950

Subaru Corp.	23,600	353,319

Sumitomo Chemical Co. Ltd.	64,400	221,125

Sumitomo Electric Industries Ltd.	25,612	259,048

Sumitomo Forestry Co. Ltd.	7,500	114,253

Sumitomo Heavy Industries Ltd.	5,200	96,028

Sumitomo Metal Mining Co. Ltd.	13,600	390,867

Sumitomo Mitsui Trust Holdings, Inc.	18,600	526,729

Sumitomo Pharma Co. Ltd.	8,090	57,624

Sumitomo Rubber Industries Ltd.	21,400	170,171

Sundrug Co. Ltd.	5,400	131,134

Suntory Beverage & Food Ltd.	7,200	255,180

T&D Holdings, Inc.	24,951	235,642

Taisei Corp.	9,975	277,035

Taiyo Yuden Co. Ltd.	2,800	72,058

TDK Corp.	7,400	227,759

TIS, Inc.	6,000	158,969

Tokyo Century Corp.(a)	3,600	114,657

Tokyo Gas Co. Ltd.	17,600	298,025

Tokyo Tatemono Co. Ltd.	9,600	136,494

Tokyu Corp.(a)	9,000	102,408

Tokyu Fudosan Holdings Corp.	23,800	123,485

Toray Industries, Inc.	32,100	157,855

Tosoh Corp.	13,800	153,498

TOTO Ltd.	3,600	119,880

Toyo Suisan Kaisha Ltd.	3,400	139,998

Toyota Boshoku Corp.	10,900	133,440

Toyota Tsusho Corp.	10,700	331,176

Trend Micro, Inc.	4,930	266,348

Tsuruha Holdings, Inc.	1,000	58,655

USS Co. Ltd.	13,900	214,821

Yakult Honsha Co. Ltd.	2,600	151,066

Yamada Holdings Co. Ltd.	57,200	188,105

Yamaha Corp.	2,900	102,981

Yamaha Motor Co. Ltd.	22,360	418,173

Yamato Holdings Co. Ltd.(a)	9,900	148,898

Yaskawa Electric Corp.(a)	3,300	94,957

Yokogawa Electric Corp.	5,400	84,873

Yokohama Rubber Co. Ltd.	10,700	163,814

Zeon Corp.	6,300	55,625

ZOZO, Inc.	4,900	97,970

Total Japan		31,200,708

Netherlands – 3.0%

Aalberts NV	2,937	97,164

Aegon NV	85,358	343,013

Arcadis NV	2,566	84,463

ASR Nederland NV	9,068	351,519

BE Semiconductor Industries NV	3,772	164,771

CTP NV(a)(b)	5,112	52,884

Euronext NV(a)(b)	2,279	145,344

IMCD NV(a)	560	67,259

Koninklijke KPN NV	390,623	1,060,771

Koninklijke Vopak NV	5,186	95,005

Randstad NV(a)	12,190	532,371

SBM Offshore NV(a)	11,071	139,855

Signify NV(b)	8,025	209,357

Total Netherlands		3,343,776

Norway – 3.8%

Aker ASA, Class A	1,654	107,158

Aker BP ASA(a)	40,900	1,173,263

Entra ASA(b)	6,161	57,385

Gjensidige Forsikring ASA	31,245	536,173

Kongsberg Gruppen ASA	9,911	301,953

Leroy Seafood Group ASA	21,081	82,759

Mowi ASA	5,636	71,631

Norsk Hydro ASA	70,130	378,669

Orkla ASA	39,708	288,593

Salmar ASA	4,366	147,119

SpareBank 1 SR-Bank ASA	12,665	118,546

Storebrand ASA	20,467	141,728

Yara International ASA	21,283	748,609

Total Norway		4,153,586

Portugal – 0.8%

Galp Energia SGPS SA(a)	60,711	584,287

Jeronimo Martins SGPS SA	17,248	321,888

Total Portugal		906,175

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2022

Investments	Shares	Value

Singapore – 2.0%

Genting Singapore Ltd.(a)	279,000	$152,634

Jardine Cycle & Carriage Ltd.	14,411	339,360

Keppel Corp. Ltd.	82,300	398,624

Olam Group Ltd.	181,800	165,975

Singapore Exchange Ltd.	45,200	297,994

Singapore Technologies Engineering Ltd.	228,600	570,345

UOL Group Ltd.	23,800	110,301

Venture Corp. Ltd.	15,000	171,754

Total Singapore		2,206,987

Spain – 2.9%

Acciona SA	2,447	432,935

Acerinox SA	20,591	165,370

Bankinter SA(a)	46,275	261,392

Cie Automotive SA	3,837	79,990

Enagas SA(a)	28,964	449,453

Fluidra SA(a)	6,245	94,950

Fomento de Construcciones y Contratas SA(a)	19,209	156,002

Grifols SA*(a)	11,359	98,837

Grupo Catalana Occidente SA	4,712	118,403

Inmobiliaria Colonial Socimi SA	21,012	101,605

Mapfre SA(a)	284,828	443,660

Red Electrica Corp. SA	36,930	568,364

Viscofan SA	2,835	155,251

Total Spain		3,126,212

Sweden – 4.1%

AAK AB	4,611	61,224

Alfa Laval AB	8,253	207,041

Axfood AB	13,962	320,695

BillerudKorsnas AB	7,890	93,422

Boliden AB	8,088	252,570

Castellum AB(a)	16,894	190,519

Dometic Group AB(b)	9,794	50,958

Electrolux AB, Class B(a)	15,041	157,519

Elekta AB, Class B	11,209	57,431

Fabege AB(a)	12,591	86,115

Getinge AB, Class B	4,728	81,672

Hexpol AB	14,029	116,176

Holmen AB, Class B	3,022	115,597

Hufvudstaden AB, Class A	4,507	49,669

Husqvarna AB, Class B(a)	13,052	73,037

Indutrade AB	5,341	87,785

Intrum AB	7,085	89,795

L E Lundbergforetagen AB, Class B	1,329	48,430

Lifco AB, Class B(a)	7,748	109,055

Orron Energy AB(a)	23,151	41,671

Saab AB, Class B	3,211	100,576

Sagax AB, Class B	3,666	60,849

Samhallsbyggnadsbolaget i Norden AB(a)	22,099	24,225

Securitas AB, Class B(a)	12,381	86,575

Skanska AB, Class B	13,848	174,075

SKF AB, Class B(a)	16,857	228,228

Svenska Cellulosa AB SCA, Class B	11,736	150,170

Swedish Match AB	54,977	544,940

Tele2 AB, Class B	57,528	497,652

Thule Group AB(a)(b)	3,184	64,125

Trelleborg AB, Class B	12,752	241,193

Wihlborgs Fastigheter AB	12,965	78,684

Total Sweden		4,541,673

Switzerland – 5.1%

Adecco Group AG, Registered Shares	10,759	299,623

Allreal Holding AG, Registered Shares	523	73,329

Baloise Holding AG, Registered Shares	2,272	292,469

Banque Cantonale Vaudoise, Registered Shares	5,492	522,835

BKW AG	2,052	246,219

Clariant AG, Registered Shares*(a)	15,613	252,219

Coca-Cola HBC AG	15,566	329,108

DKSH Holding AG	2,521	183,904

Galenica AG(b)	2,888	210,530

Helvetia Holding AG, Registered Shares	2,833	267,397

Julius Baer Group Ltd.	10,524	465,120

Logitech International SA, Registered Shares(a)	2,305	107,610

OC Oerlikon Corp. AG, Registered Shares	16,837	108,626

PSP Swiss Property AG, Registered Shares	2,693	270,873

SFS Group AG	1,185	102,578

SIG Group AG*	9,700	198,878

Stadler Rail AG(a)	2,725	75,638

Sulzer AG, Registered Shares	2,048	119,124

Swatch Group AG, Bearer Shares	501	114,274

Swatch Group AG, Registered Shares	2,218	94,106

Swiss Life Holding AG, Registered Shares	1,624	723,519

Swiss Prime Site AG, Registered Shares	3,496	280,604

Temenos AG, Registered Shares	797	54,610

VAT Group AG(b)	688	142,458

Vontobel Holding AG, Registered Shares	2,201	119,414

Total Switzerland		5,655,065

United Kingdom – 9.7%

Abrdn PLC	148,264	230,220

Admiral Group PLC	43,480	929,235

Airtel Africa PLC(a)(b)	147,726	213,059

Ashmore Group PLC(a)	45,577	100,280

Auto Trader Group PLC(b)	11,384	65,446

Barratt Developments PLC	57,313	218,934

Bellway PLC	4,292	81,593

Big Yellow Group PLC	7,953	94,106

British Land Co. PLC	36,959	144,689

Britvic PLC	11,696	93,679

Bunzl PLC	12,986	400,097

Burberry Group PLC	11,726	236,662

Close Brothers Group PLC	12,323	127,588

Computacenter PLC	4,593	99,108

ConvaTec Group PLC(b)	60,456	138,753

DCC PLC	3,014	157,763

Dechra Pharmaceuticals PLC	2,378	69,603

Derwent London PLC	3,044	68,640

Diploma PLC	2,286	59,305

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

September 30, 2022

Investments	Shares	Value

Direct Line Insurance Group PLC	122,253	$253,154

DS Smith PLC	52,553	150,710

Dunelm Group PLC(a)	7,629	62,169

Fresnillo PLC(a)	23,401	200,934

Grafton Group PLC	8,913	66,841

Halma PLC	3,567	81,429

Hargreaves Lansdown PLC(a)	18,242	176,593

Hikma Pharmaceuticals PLC	5,106	77,717

Howden Joinery Group PLC	16,815	94,829

IMI PLC	8,033	100,343

Inchcape PLC	12,658	96,438

Intertek Group PLC	4,352	180,091

Investec PLC	36,289	147,090

J. Sainsbury PLC	105,283	204,850

Johnson Matthey PLC	6,562	134,233

Kingfisher PLC(a)	94,161	231,667

Land Securities Group PLC	46,534	271,054

Mondi PLC	16,636	258,876

OSB Group PLC	30,608	143,641

Pearson PLC	31,118	301,100

Pennon Group PLC	8,584	75,413

Redrow PLC	18,189	81,055

Rentokil Initial PLC(a)	29,543	157,474

Rightmove PLC	12,463	67,086

Rotork PLC	30,043	78,544

Royal Mail PLC(a)	47,002	96,778

RS Group PLC	13,945	150,842

Sage Group PLC	32,372	251,946

Schroders PLC	76,131	330,847

Severn Trent PLC	11,360	298,641

Smith & Nephew PLC	23,479	275,332

Smiths Group PLC	13,810	232,783

Softcat PLC	6,252	83,051

Spectris PLC	3,716	113,494

Spirax-Sarco Engineering PLC	1,311	152,201

St. James’s Place PLC	22,050	255,005

Tate & Lyle PLC	35,686	270,887

Taylor Wimpey PLC	252,023	248,417

Unite Group PLC	9,297	89,097

United Utilities Group PLC	52,293	518,834

Vistry Group PLC(a)	9,783	64,323

Total United Kingdom		10,654,569
TOTAL COMMON STOCKS (Cost: $140,968,558)		108,851,367

RIGHTS – 0.0%

Australia – 0.0%
Atlas Arteria Ltd., expiring 10/6/22 (Cost: $0)	27,232	0

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.1%

United States – 7.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $7,829,192)	7,829,192	7,829,192

TOTAL INVESTMENTS IN SECURITIES – 106.1% (Cost: $148,797,750)		116,680,559

Other Assets less Liabilities – (6.1)%		(6,729,360)

NET ASSETS – 100.0%		$109,951,199
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,218,992 and the total market value of the collateral held by the Fund was $15,930,903. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,101,711.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$108,851,367	$—	$—	$108,851,367
Rights	—	0	—	0
Investment of Cash Collateral for Securities Loaned	—	7,829,192	—	7,829,192
Total Investments in Securities	$108,851,367	$7,829,192	$—	$116,680,559

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 97.7%

Australia – 11.1%

Ampol Ltd.	9,443	$174,552

APA Group	17,181	105,936

ASX Ltd.(a)	2,231	102,934

Aurizon Holdings Ltd.	68,507	151,961

Australia & New Zealand Banking Group Ltd.(a)	10,320	151,284

BHP Group Ltd.	3,718	92,082

BlueScope Steel Ltd.(a)	6,736	65,786

Brambles Ltd.	16,921	124,133

Coles Group Ltd.(a)	11,361	120,014

Commonwealth Bank of Australia(a)	2,341	136,517

Endeavour Group Ltd.(a)	19,862	89,392

Macquarie Group Ltd.	1,267	124,425

Medibank Pvt Ltd.	102,128	227,851

National Australia Bank Ltd.(a)	6,356	117,735

QBE Insurance Group Ltd.	17,494	129,687

Rio Tinto Ltd.	6,994	392,887

Sonic Healthcare Ltd.(a)	11,186	219,932

South32 Ltd.	27,490	64,159

Telstra Corp. Ltd.(a)	57,388	142,056

Westpac Banking Corp.(a)	10,686	141,808

Woodside Energy Group Ltd.	7,459	151,834

Woolworths Group Ltd.(a)	4,885	106,630

Total Australia		3,133,595

Belgium – 0.4%

Elia Group SA/NV	663	78,201

Proximus SADP	3,078	31,948

Total Belgium		110,149

China – 1.2%

BOC Hong Kong Holdings Ltd.	31,500	104,935

SITC International Holdings Co. Ltd.	26,000	48,092

WH Group Ltd.(b)	79,000	49,816

Wilmar International Ltd.	28,200	75,467

Xinyi Glass Holdings Ltd.	39,000	56,737

Total China		335,047

Denmark – 0.4%

AP Moller – Maersk A/S, Class B	67	122,394

Finland – 0.8%

Elisa Oyj	1,258	57,122

Orion Oyj, Class B	4,232	178,604

Total Finland		235,726

France – 9.3%

Carrefour SA	15,239	212,214

Dassault Aviation SA	2,136	244,826

Ipsen SA	3,742	347,889

Klepierre SA*	10,309	180,776

La Francaise des Jeux SAEM(b)	13,809	412,198

Orange SA	25,293	229,150

Sanofi	5,086	390,628

Thales SA	2,562	283,614

TotalEnergies SE(a)	4,807	227,335

Vivendi SE	14,388	112,367

Total France		2,640,997

Germany – 4.4%

Bayer AG, Registered Shares	6,727	312,470

Bayerische Motoren Werke AG	4,881	334,669

Deutsche Telekom AG, Registered Shares	9,801	167,950

Hannover Rueck SE	1,919	289,888

Telefonica Deutschland Holding AG	63,043	128,029

Total Germany		1,233,006

Hong Kong – 4.5%

CK Asset Holdings Ltd.	22,500	135,288

CK Infrastructure Holdings Ltd.	22,500	114,795

CLP Holdings Ltd.	15,000	113,409

Hongkong Land Holdings Ltd.	25,400	112,268

Jardine Matheson Holdings Ltd.	2,400	121,536

MTR Corp. Ltd.	34,000	156,142

Power Assets Holdings Ltd.	24,000	120,460

Sino Land Co. Ltd.	112,000	148,099

Sun Hung Kai Properties Ltd.	12,000	132,766

Swire Pacific Ltd., Class A	17,500	130,973

Total Hong Kong		1,285,736

Israel – 1.5%

Check Point Software Technologies Ltd.*	2,239	250,813

Teva Pharmaceutical Industries Ltd., ADR*	17,005	137,230

ZIM Integrated Shipping Services Ltd.(a)	1,808	42,488

Total Israel		430,531

Italy – 0.4%

Snam SpA	28,736	116,715

Japan – 26.0%

AGC, Inc.	1,200	37,224

Aisin Corp.	5,200	133,283

Ajinomoto Co., Inc.	3,700	101,277

Brother Industries Ltd.	2,600	44,745

Canon, Inc.	2,800	61,360

Dai Nippon Printing Co. Ltd.	3,200	64,113

Dai-ichi Life Holdings, Inc.	10,500	166,265

Daito Trust Construction Co. Ltd.	900	84,376

Daiwa House Industry Co. Ltd.	4,700	95,578

Dentsu Group, Inc.	900	25,555

ENEOS Holdings, Inc.(a)	60,600	194,722

Hankyu Hanshin Holdings, Inc.	2,300	69,122

Idemitsu Kosan Co. Ltd.	7,600	164,607

Inpex Corp.	16,300	153,040

ITOCHU Corp.	3,700	89,493

Itochu Techno-Solutions Corp.	5,800	135,839

Japan Post Holdings Co. Ltd.	30,600	202,464

Japan Post Insurance Co. Ltd.	13,400	187,560

Japan Tobacco, Inc.	5,900	96,767

Kajima Corp.	6,100	57,862

Kansai Electric Power Co., Inc.(a)	8,700	72,848

KDDI Corp.	3,900	114,323

Kintetsu Group Holdings Co. Ltd.(a)	2,200	73,260

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2022

Investments	Shares	Value

Kirin Holdings Co. Ltd.	6,400	$98,468

Marubeni Corp.	4,400	38,545

McDonald’s Holdings Co. Japan Ltd.	6,600	229,811

MEIJI Holdings Co. Ltd.	2,100	93,288

Mitsubishi Chemical Group Corp.	6,700	30,624

Mitsubishi Corp.(a)	2,600	71,276

Mitsubishi Heavy Industries Ltd.	1,500	49,805

Mitsui Fudosan Co. Ltd.(a)	1,500	28,545

Mitsui OSK Lines Ltd.(a)	1,200	21,572

Mizuho Financial Group, Inc.	18,800	202,943

MS&AD Insurance Group Holdings, Inc.	7,500	198,763

NGK Insulators Ltd.	4,300	53,473

Nintendo Co. Ltd.(a)	2,000	80,887

Nippon Steel Corp.	1,800	24,952

Nippon Telegraph & Telephone Corp.	4,800	129,530

Nippon Yusen KK(a)	6,300	107,376

Nisshin Seifun Group, Inc.(a)	6,100	61,866

Nissin Foods Holdings Co. Ltd.(a)	1,400	97,399

Nomura Real Estate Holdings, Inc.	1,300	29,414

NTT Data Corp.	2,000	25,783

Oji Holdings Corp.	16,200	60,213

Olympus Corp.	3,500	67,185

Ono Pharmaceutical Co. Ltd.(a)	7,200	168,180

Oracle Corp.	600	31,918

Osaka Gas Co. Ltd.	5,300	80,043

Otsuka Holdings Co. Ltd.	4,900	155,181

SBI Holdings, Inc.	1,700	30,489

SCSK Corp.	6,400	96,832

Secom Co. Ltd.	1,500	85,765

Seiko Epson Corp.	2,300	31,303

Sekisui Chemical Co. Ltd.	13,200	161,233

Sekisui House Ltd.	11,800	195,736

SG Holdings Co. Ltd.	3,400	46,509

SoftBank Corp.	7,000	69,954

Sompo Holdings, Inc.	6,300	250,790

Square Enix Holdings Co. Ltd.	700	30,129

Sumitomo Chemical Co. Ltd.	14,500	49,788

Sumitomo Corp.	4,600	57,284

Sumitomo Metal Mining Co. Ltd.	1,000	28,740

Sumitomo Mitsui Financial Group, Inc.	1,300	36,141

Suntory Beverage & Food Ltd.	1,900	67,339

Taisei Corp.	1,800	49,991

Takeda Pharmaceutical Co. Ltd.(a)	6,100	158,753

TIS, Inc.	5,800	153,670

Tobu Railway Co. Ltd.(a)	3,700	87,167

Tokio Marine Holdings, Inc.(a)	14,100	249,864

Tokyo Gas Co. Ltd.	5,200	88,053

Tokyu Corp.(a)	4,600	52,342

Toshiba Corp.	1,600	56,906

Tosoh Corp.	3,900	43,380

Trend Micro, Inc.	3,100	167,481

USS Co. Ltd.	12,200	188,548

Yakult Honsha Co. Ltd.	1,400	81,343

Yamato Holdings Co. Ltd.(a)	3,800	57,153

Total Japan		7,335,406

Luxembourg – 0.6%

ArcelorMittal SA	8,864	179,447

Netherlands – 2.8%

Koninklijke Ahold Delhaize NV(a)	10,136	259,514

Koninklijke KPN NV(a)	81,431	221,133

OCI NV	3,135	115,354

Wolters Kluwer NV	1,982	194,011

Total Netherlands		790,012

New Zealand – 0.7%

Mercury NZ Ltd.	28,269	91,145

Spark New Zealand Ltd.	33,308	94,203

Total New Zealand		185,348

Norway – 2.3%

Equinor ASA	8,140	267,493

Kongsberg Gruppen ASA	2,600	79,213

Norsk Hydro ASA	7,170	38,714

Orkla ASA	18,619	135,321

Telenor ASA(a)	6,418	58,695

Yara International ASA	1,995	70,172

Total Norway		649,608

Portugal – 0.4%

Jeronimo Martins SGPS SA	6,824	127,352

Russia – 0.0%

Evraz PLC†	17,300	0

Singapore – 4.4%

Capitaland Investment Ltd.	12,300	29,745

CapLand Ascendas REIT	23,900	44,805

City Developments Ltd.	17,600	93,219

DBS Group Holdings Ltd.	4,200	97,734

Genting Singapore Ltd.	370,700	202,801

Oversea-Chinese Banking Corp. Ltd.	12,700	104,705

Singapore Exchange Ltd.	47,600	313,817

Singapore Telecommunications Ltd.	23,400	43,378

United Overseas Bank Ltd.	16,800	306,285

Total Singapore		1,236,489

Spain – 3.6%

Acciona SA	442	78,201

ACS Actividades de Construccion y Servicios SA	6,233	141,235

Enagas SA	6,944	107,755

Endesa SA	6,943	104,882

Iberdrola SA	7,776	72,993

Naturgy Energy Group SA(a)	3,454	80,295

Red Electrica Corp. SA	7,141	109,902

Repsol SA	22,014	254,587

Telefonica SA*	16,455	54,422

Total Spain		1,004,272

Sweden – 1.7%

Essity AB, Class B	2,942	58,535

Swedish Match AB	25,039	248,190

Tele2 AB, Class B(a)	5,247	45,390

Telefonaktiebolaget LM Ericsson, Class B(a)	13,916	82,123

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2022

Investments	Shares	Value

Telia Co. AB	18,677	$53,906

Total Sweden		488,144

Switzerland – 7.2%

Baloise Holding AG, Registered Shares	1,663	214,074

Barry Callebaut AG, Registered Shares	132	250,656

Kuehne + Nagel International AG, Registered Shares	913	187,377

Nestle SA, Registered Shares	2,365	257,297

Novartis AG, Registered Shares	4,214	323,376

Roche Holding AG	1,049	344,728

Swisscom AG, Registered Shares	450	211,913

Zurich Insurance Group AG	614	246,411

Total Switzerland		2,035,832

United Kingdom – 12.6%

BAE Systems PLC	39,809	350,977

British American Tobacco PLC	7,539	271,535

BT Group PLC	110,880	150,201

CK Hutchison Holdings Ltd.	25,500	140,983

Coca-Cola Europacific Partners PLC	1,602	68,277

Glencore PLC	54,473	290,754

Imperial Brands PLC	14,812	306,717

J. Sainsbury PLC	125,557	244,298

National Grid PLC	27,382	284,574

Pearson PLC	16,101	155,795

Reckitt Benckiser Group PLC	4,106	273,912

Shell PLC	10,247	256,971

Tesco PLC	104,461	241,149

Unilever PLC	6,834	302,787

Vodafone Group PLC	192,783	217,614

Total United Kingdom		3,556,544

United States – 1.4%

GSK PLC	26,891	391,981
TOTAL COMMON STOCKS (Cost: $31,145,743)		27,624,331

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.2%

United States – 7.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $2,026,682)	2,026,682	2,026,682

TOTAL INVESTMENTS IN SECURITIES – 104.9% (Cost: $33,172,425)		29,651,013

Other Assets less Liabilities – (4.9)%		(1,392,294)

NET ASSETS – 100.0%		$28,258,719
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,591,281 and the total market value of the collateral held by the Fund was $3,037,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,011,098.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/19/2022	2,956,869	USD	4,422,879	AUD	$112,767	$—
Bank of America NA	10/19/2022	85,169	USD	634,125	DKK	1,533	—
Bank of America NA	10/19/2022	4,334,587	USD	4,339,341	EUR	79,196	—
Bank of America NA	10/19/2022	3,520,040	USD	502,617,077	JPY	42,809	—
Bank of America NA	10/19/2022	104,197	USD	174,956	NZD	5,228	—
Citibank NA	10/19/2022	32,338	AUD	21,000	USD	—	(205)
Citibank NA	10/19/2022	15,742	CHF	15,916	USD	99	—
Citibank NA	10/19/2022	4,656	DKK	605	USD	9	—
Citibank NA	10/19/2022	31,857	EUR	30,785	USD	456	—
Citibank NA	10/19/2022	17,385	GBP	18,764	USD	649	—
Citibank NA	10/19/2022	3,601,797	JPY	25,000	USD	—	(82)
Citibank NA	10/19/2022	47,333	NOK	4,415	USD	—	(71)
Citibank NA	10/19/2022	1,296	NZD	740	USD	—	(7)
Citibank NA	10/19/2022	21,276	SEK	1,888	USD	30	—
Citibank NA	10/19/2022	7,091	SGD	4,944	USD	—	(2)
HSBC Holdings PLC	10/19/2022	621,633	USD	6,369,395	NOK	37,116	—
HSBC Holdings PLC	10/19/2022	265,778	USD	2,866,883	SEK	7,273	—
UBS AG	10/19/2022	2,240,986	USD	2,151,701	CHF	51,962	—
UBS AG	10/19/2022	2,642,068	USD	2,318,067	GBP	53,579	—
UBS AG	10/19/2022	696,156	USD	980,768	SGD	12,551	—
						$405,257	$(367)

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	27,624,331	—	—		27,624,331
Investment of Cash Collateral for Securities Loaned	—	2,026,682	—		2,026,682
Total Investments in Securities	$27,624,331	$2,026,682	$0		$29,651,013
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$405,257	$—		$405,257
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(367)	$—		$(367)
Total – Net	$27,624,331	$2,431,572	$0		$30,055,903
*	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 99.6%

Australia – 15.0%

ARB Corp. Ltd.(a)	5,463	$97,540

Aristocrat Leisure Ltd.	21,044	445,415

Beach Energy Ltd.	186,778	178,332

BHP Group Ltd.	609,586	15,097,270

Breville Group Ltd.(a)	7,561	88,282

carsales.com Ltd.	39,832	481,724

Cochlear Ltd.	5,874	734,717

Codan Ltd.	27,296	99,508

Coles Group Ltd.	330,912	3,495,644

CSL Ltd.	33,747	6,184,259

Domino’s Pizza Enterprises Ltd.(a)	8,115	268,808

Eagers Automotive Ltd.(a)	47,720	337,191

Evolution Mining Ltd.	339,137	446,999

Netwealth Group Ltd.	27,040	210,885

OZ Minerals Ltd.(a)	29,411	487,495

REA Group Ltd.(a)	7,224	533,440

Rio Tinto Ltd.	255,789	13,979,897

Technology One Ltd.	28,983	197,527

WiseTech Global Ltd.	2,548	85,188

Total Australia		43,450,121

Belgium – 0.2%

Melexis NV	7,343	503,550

China – 1.1%

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	198,000	222,469

BYD Electronic International Co. Ltd.(a)	191,000	461,326

China Nonferrous Mining Corp. Ltd.(a)	723,000	276,309

Lenovo Group Ltd.	3,288,000	2,286,969

Total China		3,247,073

Denmark – 8.6%

AP Moller – Maersk A/S, Class B	1,070	1,954,644

Coloplast A/S, Class B	25,724	2,629,373

DSV A/S	3,632	428,763

GN Store Nord A/S	5,084	89,825

Netcompany Group A/S*(b)	1,471	49,654

Novo Nordisk A/S, Class B	180,977	18,155,165

Royal Unibrew A/S	6,093	397,295

SimCorp A/S	4,574	259,076

Vestas Wind Systems A/S	44,310	826,781

Total Denmark		24,790,576

Finland – 2.7%

Kesko Oyj, Class A	20,815	375,610

Kesko Oyj, Class B	53,757	1,008,234

Neste Oyj	88,986	3,905,445

Nokian Renkaat Oyj	34,289	332,553

Orion Oyj, Class B	35,665	1,505,181

Tokmanni Group Corp.	18,772	205,600

Uponor Oyj	6,012	79,392

Valmet Oyj	21,795	444,751

Total Finland		7,856,766

France – 10.9%

Alten SA	2,428	$270,446

Arkema SA	12,424	913,811

BioMerieux	6,061	483,325

Bureau Veritas SA	42,230	950,697

Cie Generale des Etablissements Michelin SCA	85,984	1,950,443

Hermes International	2,637	3,143,920

Kering SA	9,952	4,470,621

La Francaise des Jeux SAEM(b)	26,353	786,635

LVMH Moet Hennessy Louis Vuitton SE	27,506	16,447,988

Sartorius Stedim Biotech	772	239,820

SEB SA(a)	7,926	502,376

Teleperformance	2,998	766,261

Trigano SA	2,855	253,399

Verallia SA(b)	24,732	560,168

Total France		31,739,910

Germany – 5.1%

adidas AG	14,538	1,693,106

Covestro AG(b)	35,664	1,032,075

Dermapharm Holding SE	6,215	226,980

Deutsche Post AG, Registered Shares	203,681	6,208,564

Eckert & Ziegler Strahlen – und Medizintechnik AG	1,565	52,710

Fielmann AG	14,111	455,634

Hamburger Hafen und Logistik AG	14,575	159,347

Hapag-Lloyd AG(a)(b)	21,947	3,756,115

Instone Real Estate Group SE(b)	9,069	75,607

Knorr-Bremse AG	15,879	690,369

Nemetschek SE	3,424	165,133

Varta AG(a)	5,073	145,863

VERBIO Vereinigte BioEnergie AG	2,668	158,129

Total Germany		14,819,632

Hong Kong – 0.5%

Techtronic Industries Co. Ltd.	144,500	1,396,237

Ireland – 0.1%

Kingspan Group PLC	5,352	242,965

Israel – 0.8%

Altshuler Shaham Penn Ltd.	46,529	100,892

AudioCodes Ltd.	4,134	89,652

Delek Automotive Systems Ltd.	70,597	957,819

Hilan Ltd.	3,218	172,794

Matrix IT Ltd.	14,602	332,102

One Software Technologies Ltd.	12,580	190,979

Strauss Group Ltd.	23,329	555,966

Total Israel		2,400,204

Italy – 1.6%

Amplifon SpA	8,090	213,192

Carel Industries SpA(b)	4,642	87,040

De’ Longhi SpA(a)	16,976	250,622

DiaSorin SpA(a)	1,848	207,833

Ferrari NV	6,461	1,213,368

Gruppo MutuiOnline SpA	4,480	88,128

GVS SpA*(b)	2,969	17,539

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2022

Investments	Shares	Value

Interpump Group SpA	3,394	$111,119

Moncler SpA	12,480	518,261

RAI Way SpA(b)	129,251	591,825

Recordati Industria Chimica e Farmaceutica SpA	26,517	979,087

Reply SpA	823	86,753

Technogym SpA(b)	32,602	205,046

Total Italy		4,569,813

Japan – 12.7%

Anritsu Corp.	38,200	416,718

Asahi Holdings, Inc.(a)	19,800	277,688

Astellas Pharma, Inc.	340,100	4,504,278

BayCurrent Consulting, Inc.	300	78,034

Benefit One, Inc.	3,600	50,563

BML, Inc.	13,900	313,061

Capcom Co. Ltd.(a)	24,800	623,662

Cosmos Pharmaceutical Corp.	2,600	257,764

Create SD Holdings Co. Ltd.	700	15,161

Cybozu, Inc.	1,400	14,508

Daiwabo Holdings Co. Ltd.	29,300	377,118

Digital Arts, Inc.	1,200	52,147

Disco Corp.	5,700	1,260,147

eGuarantee, Inc.	8,100	139,621

Elecom Co. Ltd.(a)	38,300	382,087

en Japan, Inc.	3,000	46,240

eRex Co. Ltd.	1,700	32,744

Fancl Corp.	4,600	91,399

Fast Retailing Co. Ltd.	4,500	2,384,849

Fujimi, Inc.	3,100	129,573

Funai Soken Holdings, Inc.(a)	16,500	279,854

Future Corp.	16,900	184,826

Goldwin, Inc.	3,400	179,930

Haseko Corp.	113,700	1,234,051

Hoya Corp.	15,900	1,524,695

IR Japan Holdings Ltd.(a)	900	12,747

Japan Elevator Service Holdings Co. Ltd.(a)	3,000	39,276

Japan Material Co. Ltd.(a)	4,500	57,453

JCR Pharmaceuticals Co. Ltd.	8,000	119,659

JCU Corp.	2,100	42,379

Justsystems Corp.	3,500	80,884

Kakaku.com, Inc.	16,500	280,652

Kaken Pharmaceutical Co. Ltd.	5,500	144,962

Keyence Corp.	4,700	1,555,356

KH Neochem Co. Ltd.	13,700	249,495

Kobe Bussan Co. Ltd.(a)	6,200	149,705

Koei Tecmo Holdings Co. Ltd.(a)	43,400	712,114

Lasertec Corp.	2,100	213,199

M3, Inc.	7,600	212,702

MCJ Co. Ltd.	37,100	254,519

Meitec Corp.	24,200	383,535

Milbon Co. Ltd.	2,300	101,219

MonotaRO Co. Ltd.	19,400	297,812

Nihon M&A Center Holdings, Inc.	7,300	83,871

Nippon Shinyaku Co. Ltd.	6,100	311,859

Nissan Chemical Corp.	15,200	677,329

Nojima Corp.(a)	32,900	306,395

Nomura Research Institute Ltd.	36,900	905,005

NSD Co. Ltd.(a)	16,000	272,037

Olympus Corp.	46,400	890,686

Otsuka Corp.	36,300	1,134,806

Outsourcing, Inc.	3,873	29,353

Pasona Group, Inc.	2,200	30,398

Pilot Corp.	12,400	470,317

Recruit Holdings Co. Ltd.	38,700	1,112,513

Shionogi & Co. Ltd.	38,800	1,873,455

Shoei Co. Ltd.	1,500	54,199

Solasto Corp.	17,400	103,742

Sysmex Corp.	6,900	370,301

Taiyo Yuden Co. Ltd.	7,900	203,306

TechnoPro Holdings, Inc.	15,700	334,620

Toei Animation Co. Ltd.(a)	1,000	85,392

Tokyo Electron Ltd.	22,500	5,549,415

Trend Micro, Inc.	27,700	1,496,521

UT Group Co. Ltd.	2,700	44,433

ValueCommerce Co. Ltd.	1,600	24,473

Wacom Co. Ltd.(a)	43,600	214,167

West Holdings Corp.	2,000	57,550

Workman Co. Ltd.(a)	3,000	94,926

ZOZO, Inc.	21,400	427,867

Total Japan		36,917,322

Netherlands – 3.7%

ASM International NV	3,298	755,219

ASML Holding NV	12,900	5,479,612

BE Semiconductor Industries NV	15,344	670,266

IMCD NV	236	28,345

Randstad NV(a)	56,803	2,480,745

Signify NV(b)	22,450	585,677

STMicroelectronics NV(a)	25,948	819,794

Total Netherlands		10,819,658

Norway – 1.0%

AF Gruppen ASA	30,922	392,724

Aker BP ASA	80,685	2,314,541

TOMRA Systems ASA	8,678	153,201

Total Norway		2,860,466

Portugal – 0.6%

Altri SGPS SA	80,609	408,663

Jeronimo Martins SGPS SA	68,844	1,284,789

Total Portugal		1,693,452

Singapore – 0.8%

iFAST Corp. Ltd.(a)	14,700	40,466

Japfa Ltd.	504,500	195,134

Sheng Siong Group Ltd.	838,400	923,181

Singapore Exchange Ltd.	179,900	1,186,043

Total Singapore		2,344,824

Spain – 3.6%

Cie Automotive SA	22,850	476,353

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2022

Investments	Shares	Value

Faes Farma SA	93,173	$338,637

Industria de Diseno Textil SA(a)	463,132	9,654,888

Laboratorios Farmaceuticos Rovi SA	2,297	99,461

Total Spain		10,569,339

Sweden – 5.5%

AddLife AB, Class B	4,692	49,171

AddTech AB, Class B	4,063	53,966

Assa Abloy AB, Class B	110,457	2,087,212

Atlas Copco AB, Class A	247,371	2,336,065

Atlas Copco AB, Class B	194,323	1,633,031

Beijer Alma AB	5,959	78,290

Beijer Ref AB	21,601	267,640

Bilia AB, Class A	27,642	318,079

Epiroc AB, Class A	62,074	895,801

Epiroc AB, Class B	29,060	369,224

EQT AB(a)	39,847	786,707

Evolution AB(b)	6,708	536,036

Hexpol AB	57,988	480,207

Husqvarna AB, Class B(a)	70,146	392,527

Indutrade AB	17,367	285,446

Instalco AB	8,736	35,302

JM AB	18,239	254,253

Lifco AB, Class B	14,862	209,186

Mycronic AB	20,989	255,329

Nibe Industrier AB, Class B	27,890	251,569

Nolato AB, Class B	15,684	71,866

Nordnet AB publ	22,076	251,842

Paradox Interactive AB	11,259	180,235

Samhallsbyggnadsbolaget i Norden AB(a)	159,259	174,579

Sandvik AB	164,619	2,262,909

SKF AB, Class B(a)	89,293	1,208,946

Thule Group AB(a)(b)	10,893	219,381

Total Sweden		15,944,799

Switzerland – 11.8%

Coca-Cola HBC AG	57,795	1,221,943

EMS-Chemie Holding AG, Registered Shares	3,210	2,049,769

Kuehne + Nagel International AG, Registered Shares(a)	11,612	2,383,159

Logitech International SA, Registered Shares(a)	12,696	592,717

Partners Group Holding AG	3,499	2,860,346

Roche Holding AG	50,339	16,542,697

Roche Holding AG, Bearer Shares	11,817	4,655,964

Schindler Holding AG, Participation Certificate	2,042	320,849

Schindler Holding AG, Registered Shares	9,561	1,457,099

SFS Group AG	3,637	314,831

Sonova Holding AG, Registered Shares	3,877	866,589

Straumann Holding AG, Registered Shares	3,560	332,182

Temenos AG, Registered Shares	4,176	286,136

VAT Group AG(b)	1,968	407,496

Total Switzerland		34,291,777

United Kingdom – 13.3%

AJ Bell PLC	81,446	244,752

Anglo American PLC	426,813	13,033,320

Antofagasta PLC	184,294	2,294,888

Ashtead Group PLC	19,376	883,778

Auto Trader Group PLC(b)	37,796	217,287

Bellway PLC	14,603	277,611

Burberry Group PLC	39,337	793,927

Computacenter PLC	14,107	304,402

Cranswick PLC	3,657	109,406

Croda International PLC	7,575	545,072

Diageo PLC	228,414	9,682,805

Dunelm Group PLC(a)	26,476	215,752

EMIS Group PLC	2,981	62,893

Ferrexpo PLC	368,409	500,086

Fevertree Drinks PLC(a)	4,374	40,893

Fresnillo PLC(a)	103,075	885,061

Games Workshop Group PLC	1,630	105,444

Hikma Pharmaceuticals PLC	23,130	352,056

Howden Joinery Group PLC	33,375	188,220

IMI PLC	32,184	402,023

Intertek Group PLC	9,858	407,936

James Halstead PLC(a)	39,535	91,134

Kainos Group PLC	4,143	59,521

Polar Capital Holdings PLC	46,325	214,607

RELX PLC	180,836	4,445,114

Rightmove PLC	33,915	182,557

RS Group PLC	23,409	253,214

Softcat PLC	15,284	203,032

Spirax-Sarco Engineering PLC	2,792	324,138

Synthomer PLC	68,965	81,990

Taylor Wimpey PLC	846,324	834,215

Victrex PLC	10,184	189,852

Total United Kingdom		38,426,986
TOTAL COMMON STOCKS (Cost: $390,263,472)		288,885,470

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.8%

United States – 4.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $14,043,325)	14,043,325	14,043,325

TOTAL INVESTMENTS IN SECURITIES – 104.4% (Cost: $404,306,797)		302,928,795

Other Assets less Liabilities – (4.4)%		(12,828,029)

NET ASSETS – 100.0%		$290,100,766
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,795,748 and the total market value of the collateral held by the Fund was $16,769,107. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,725,782.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$288,885,470	$—	$—	$288,885,470
Investment of Cash Collateral for Securities Loaned	—	14,043,325	—	14,043,325
Total Investments in Securities	$288,885,470	$14,043,325	$—	$302,928,795

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 98.7%

Australia – 12.7%

Accent Group Ltd.	1,258,423	$1,035,652

Adairs Ltd.(a)	678,088	789,118

Adbri Ltd.	1,269,680	1,502,067

ARB Corp. Ltd.(a)	85,667	1,529,560

AUB Group Ltd.	133,178	1,624,340

Austal Ltd.	696,762	1,021,401

Australian Finance Group Ltd.(a)	1,030,883	1,063,804

Autosports Group Ltd.(a)	199,258	272,881

Bapcor Ltd.	420,060	1,652,875

Beach Energy Ltd.	1,322,360	1,262,564

Beacon Lighting Group Ltd.(a)	686,099	851,376

Bega Cheese Ltd.	351,501	781,952

Bell Financial Group Ltd.(a)	1,152,525	748,426

Breville Group Ltd.(a)	92,286	1,077,529

Brickworks Ltd.	161,879	2,241,885

Centuria Capital Group	1,697,285	1,675,098

Codan Ltd.	208,964	761,784

Collins Foods Ltd.	153,970	864,226

Costa Group Holdings Ltd.	655,295	943,761

Credit Corp. Group Ltd.	78,242	866,767

Cromwell Property Group	8,884,554	3,827,257

CSR Ltd.	1,190,164	3,405,211

Dicker Data Ltd.(a)	195,102	1,283,260

Eagers Automotive Ltd.(a)	337,951	2,387,969

Elders Ltd.	305,169	2,325,069

First Resources Ltd.	1,200,700	1,171,496

Fleetwood Ltd.(a)	188,606	175,833

Genworth Mortgage Insurance Australia Ltd.	372,385	651,236

GrainCorp Ltd., Class A	268,610	1,347,082

Growthpoint Properties Australia Ltd.	2,231,836	4,405,324

GUD Holdings Ltd.	240,172	1,144,242

GWA Group Ltd.	661,365	812,179

Healius Ltd.	780,595	1,691,347

Home Consortium Ltd.	270,815	783,542

HT&E Ltd.	469,732	362,417

Iluka Resources Ltd.	347,321	2,023,189

Ingenia Communities Group	463,774	1,109,243

Inghams Group Ltd.(a)	1,092,058	1,671,090

Insignia Financial Ltd.	1,094,568	2,076,070

Integral Diagnostics Ltd.	339,119	603,961

InvoCare Ltd.(a)	155,302	1,007,501

IPH Ltd.	354,256	2,161,527

IRESS Ltd.	329,710	1,890,924

Kelsian Group Ltd.(a)	261,885	813,270

Lovisa Holdings Ltd.(a)	91,972	1,257,767

MA Financial Group Ltd.	235,588	584,679

Macmahon Holdings Ltd.	2,644,224	255,016

McMillan Shakespeare Ltd.	237,861	1,969,773

Metcash Ltd.	2,474,019	6,155,894

Monadelphous Group Ltd.	191,221	1,605,669

Monash IVF Group Ltd.	1,171,575	681,704

MyState Ltd.	358,724	878,744

Navigator Global Investments Ltd.	534,554	388,371

Netwealth Group Ltd.	122,867	958,238

New Hope Corp. Ltd.(a)	1,924,898	7,784,586

NIB Holdings Ltd.	1,060,817	5,067,648

Nick Scali Ltd.(a)	184,242	1,099,294

NRW Holdings Ltd.	1,049,840	1,606,487

Omni Bridgeway Ltd.*	199,029	483,710

Orora Ltd.	2,353,357	4,539,272

Pact Group Holdings Ltd.	615,383	534,142

Pendal Group Ltd.	1,410,451	4,080,822

Perpetual Ltd.(a)	117,066	1,775,562

Pinnacle Investment Management Group Ltd.(a)	249,309	1,332,037

Platinum Asset Management Ltd.(a)	2,015,069	2,202,500

PSC Insurance Group Ltd.	393,999	1,215,944

Reliance Worldwide Corp. Ltd.	1,271,950	2,772,343

Resimac Group Ltd.(a)	1,238,414	780,313

Sims Ltd.	382,039	3,286,556

SmartGroup Corp. Ltd.	387,071	1,241,848

SRG Global Ltd.	1,320,107	568,671

Super Retail Group Ltd.(a)	624,260	3,564,147

Tassal Group Ltd.	449,521	1,494,231

Technology One Ltd.	275,503	1,877,627

United Malt Group Ltd.(a)	283,346	570,215

Viva Energy Group Ltd.(b)	1,289,089	2,163,219

Total Australia		126,474,334

Austria – 1.2%

AT&S Austria Technologie & Systemtechnik AG	29,925	986,484

Kontron AG(a)	54,679	780,460

Oesterreichische Post AG(a)	192,467	5,147,422

POLYTEC Holding AG(a)	63,436	281,828

S IMMO AG(a)	78,735	1,750,913

Semperit AG Holding(a)	72,295	1,218,169

UNIQA Insurance Group AG	227,970	1,353,384

Total Austria		11,518,660

Belgium – 1.3%

Befimmo SA(a)	77,910	3,564,355

Bekaert SA	109,987	2,788,537

Deceuninck NV(a)	237,500	442,997

Econocom Group SA/NV	513,374	1,282,463

Intervest Offices & Warehouses NV	87,712	2,002,100

Ion Beam Applications	35,004	411,500

TINC Comm VA(a)	72,444	882,864

Xior Student Housing NV	43,509	1,359,692

Total Belgium		12,734,508

China – 3.4%

Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	1,052,000	1,182,007

China Nonferrous Mining Corp. Ltd.(a)	8,582,000	3,279,787

CITIC Telecom International Holdings Ltd.	14,003,822	4,531,231

CPMC Holdings Ltd.(a)	3,103,009	1,292,607

Genertec Universal Medical Group Co. Ltd.(a)(b)	4,517,700	2,313,552

Poly Property Group Co. Ltd.	9,407,600	1,677,810

Shanghai Industrial Holdings Ltd.	3,340,000	3,616,607

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Shoucheng Holdings Ltd.(a)	15,268,000	$2,314,542

Shougang Fushan Resources Group Ltd.	17,263,612	5,036,201

Simcere Pharmaceutical Group Ltd.(a)(b)	2,739,000	2,376,156

Sino-Ocean Group Holding Ltd.	28,763,500	3,004,633

Yanlord Land Group Ltd.	4,545,600	3,025,331

Zensun Enterprises Ltd.*(a)	3,056,000	630,673

Total China		34,281,137

Denmark – 1.9%

Alm Brand A/S	2,987,348	3,660,435

Cementir Holding NV	172,530	944,816

Chemometec A/S	9,106	694,657

D/S Norden A/S	103,197	4,369,954

FLSmidth & Co. A/S	27,600	603,281

Per Aarsleff Holding A/S	17,333	426,137

Scandinavian Tobacco Group A/S, Class A(b)	295,366	4,300,181

Spar Nord Bank A/S	172,022	1,921,957

Sydbank A/S	79,837	2,194,232

Total Denmark		19,115,650

Finland – 2.0%

Aktia Bank Oyj	213,776	2,025,145

Anora Group Oyj	240,561	1,602,525

Cargotec Oyj, Class B	77,834	2,371,377

Fiskars Oyj Abp	96,260	1,401,314

Kemira Oyj	271,000	3,013,256

Lassila & Tikanoja Oyj(a)	76,519	747,369

Oma Saastopankki Oyj	47,708	816,030

Raisio Oyj, Class V	442,808	818,141

Sanoma Oyj	153,713	1,846,171

Terveystalo Oyj(a)(b)	104,350	845,413

Tokmanni Group Corp.	164,730	1,804,203

Uponor Oyj	133,736	1,766,075

Verkkokauppa.com Oyj(a)	115,310	344,538

YIT Oyj(a)	322,273	907,364

Total Finland		20,308,921

France – 3.2%

ABC Arbitrage	113,522	711,755

Chargeurs SA(a)	96,139	1,117,005

Coface SA	293,241	2,825,335

Fnac Darty SA	23,777	661,525

Groupe SFPI	152,713	314,171

IPSOS	77,110	3,467,322

Kaufman & Broad SA(a)	67,525	1,332,940

Lectra	7,257	201,905

Metropole Television SA(a)	417,459	5,067,059

Nexity SA	195,182	3,992,465

Quadient SA	51,969	724,469

Societe BIC SA	114,729	7,294,386

Television Francaise 1	499,268	2,883,290

Vicat SA	75,418	1,703,008

Total France		32,296,635

Germany – 2.3%

7C Solarparken AG	182,137	828,810

Aareal Bank AG	44,717	1,446,507

AURELIUS Equity Opportunities SE & Co. KGaA	59,305	1,107,931

Bilfinger SE	120,730	3,051,446

CANCOM SE	28,905	689,797

CropEnergies AG	124,187	1,498,848

Deutsche Pfandbriefbank AG(b)	164,113	1,139,882

DIC Asset AG	175,937	1,339,211

Encavis AG	111,669	2,021,648

Hamborner REIT AG	234,705	1,623,297

Hamburger Hafen und Logistik AG	85,392	933,581

Hensoldt AG	48,823	982,895

Hornbach Holding AG & Co. KGaA	14,333	904,261

Instone Real Estate Group SE(b)	67,226	560,451

MLP SE	179,711	915,480

Mutares SE & Co. KGaA	74,561	1,086,890

NORMA Group SE	38,128	516,579

PATRIZIA SE	92,131	951,299

Wacker Neuson SE	104,252	1,375,697

Wuestenrot & Wuerttembergische AG	31,038	414,135

Total Germany		23,388,645

Hong Kong – 1.9%

Dah Sing Banking Group Ltd.	2,995,600	1,984,372

Dah Sing Financial Holdings Ltd.	646,229	1,471,939

Fortune Real Estate Investment Trust	5,678,000	4,137,398

Hutchison Port Holdings Trust	31,115,900	5,725,326

Kowloon Development Co. Ltd.	2,119,000	2,448,353

Nissin Foods Co. Ltd.(a)	2,064,000	1,611,781

Singamas Container Holdings Ltd.	13,000,000	993,643

Sun Hung Kai & Co. Ltd.	2,118,000	763,569

Total Hong Kong		19,136,381

Indonesia – 0.3%

Bumitama Agri Ltd.(a)	1,769,600	709,123

Nickel Industries Ltd.	4,482,084	2,276,587

Total Indonesia		2,985,710

Ireland – 0.1%

Kenmare Resources PLC	187,010	816,249

Origin Enterprises PLC	167,542	594,980

Total Ireland		1,411,229

Israel – 4.8%

Altshuler Shaham Penn Ltd.	220,241	477,564

Ashtrom Group Ltd.	190,884	4,024,758

Carasso Motors Ltd.	223,164	1,227,793

Delek Automotive Systems Ltd.	283,887	3,851,615

Elco Ltd.	20,811	1,246,185

Electra Real Estate Ltd.	51,981	697,357

Energix-Renewable Energies Ltd.	538,638	2,116,967

FIBI Holdings Ltd.	42,405	1,919,345

G City Ltd.	330,923	1,544,348

Gav-Yam Lands Corp. Ltd.	317,684	2,627,532

Harel Insurance Investments & Financial Services Ltd.	314,015	2,780,808

IDI Insurance Co. Ltd.	58,915	1,601,465

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Magic Software Enterprises Ltd.	65,699	$1,021,395

Matrix IT Ltd.	88,434	2,011,304

Max Stock Ltd.	308,733	450,464

Maytronics Ltd.	91,073	1,132,450

Mega Or Holdings Ltd.	44,658	1,310,720

Mehadrin Ltd.*	1	37

Meitav Investment House Ltd.*	208,516	783,170

Menora Mivtachim Holdings Ltd.*	71,276	1,376,407

Mivne Real Estate KD Ltd.	914,327	2,701,558

Nawi Brothers Ltd.	115,182	852,924

One Software Technologies Ltd.	88,519	1,343,817

Palram Industries 1990 Ltd.	78,217	853,184

Paz Oil Co. Ltd.*	1	63

Phoenix Holdings Ltd.	432,781	4,133,080

Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	35,070	2,524,965

Shapir Engineering and Industry Ltd.	275,810	2,240,876

Shufersal Ltd.	215,914	1,356,652

Total Israel		48,208,803

Italy – 3.5%

Alerion Cleanpower SpA(a)	38,956	1,261,295

Anima Holding SpA(b)	1,099,808	3,156,860

Ascopiave SpA	200,759	414,981

Banca IFIS SpA	88,338	984,829

Banca Popolare di Sondrio SpA(a)	518,469	1,722,858

BFF Bank SpA(b)	946,354	6,322,791

Cairo Communication SpA	209,095	289,234

Credito Emiliano SpA	487,445	2,764,872

doValue SpA(b)	122,621	651,081

Esprinet SpA(a)	111,247	683,324

Gruppo MutuiOnline SpA	31,521	620,061

GVS SpA*(a)(b)	108,035	638,194

Maire Tecnimont SpA(a)	554,361	1,313,166

MARR SpA	71,782	680,006

Piaggio & C. SpA(a)	803,673	1,634,472

RAI Way SpA(b)	513,367	2,350,647

Salcef Group SpA(a)	93,069	1,280,097

Sanlorenzo SpA	31,196	1,006,990

Sesa SpA	8,453	926,642

SOL SpA(a)	75,999	1,168,903

Technogym SpA(a)(b)	226,461	1,424,293

Unieuro SpA(a)(b)	108,295	1,088,495

Webuild SpA(a)	1,185,835	1,457,937

Zignago Vetro SpA	92,438	1,001,559

Total Italy		34,843,587

Japan – 29.7%

&Do Holdings Co. Ltd.	50,600	300,639

A&D HOLON Holdings Co. Ltd.	59,000	332,613

Achilles Corp.(a)	19,500	175,270

ADEKA Corp.	97,501	1,455,661

Advance Create Co. Ltd.(a)	24,800	164,996

Aeon Delight Co. Ltd.	62,900	1,232,405

Aeon Fantasy Co. Ltd.(a)	48,000	1,149,055

AEON Financial Service Co. Ltd.	140,100	1,386,046

Aica Kogyo Co. Ltd.	64,500	1,394,763

Airport Facilities Co. Ltd.(a)	178,000	639,469

Aisan Industry Co. Ltd.	98,000	462,427

AIT Corp.(a)	84,700	848,492

Akatsuki, Inc.	30,700	441,586

Alinco, Inc.(a)	9,500	59,069

Alleanza Holdings Co. Ltd.(a)	56,000	379,923

Alps Logistics Co. Ltd.	58,100	415,444

Amano Corp.	70,400	1,181,885

Amuse, Inc.(a)	42,900	502,370

Anest Iwata Corp.	108,000	637,950

Anritsu Corp.(a)	94,600	1,031,976

Aozora Bank Ltd.(a)	141,100	2,516,980

Arakawa Chemical Industries Ltd.(a)	24,100	163,336

ARTERIA Networks Corp.	113,600	934,731

Asahi Co. Ltd.	61,900	558,509

Asahi Holdings, Inc.(a)	96,500	1,353,380

Asahi Net, Inc.	135,100	546,952

Asahi Yukizai Corp.	39,300	596,512

Asante, Inc.(a)	37,800	395,118

Autobacs Seven Co. Ltd.(a)	127,403	1,234,025

Avantia Co. Ltd.(a)	19,800	108,476

Avex, Inc.(a)	136,700	1,455,350

Bando Chemical Industries Ltd.(a)	96,400	683,315

Bank of Iwate Ltd.	31,900	394,935

Bank of the Ryukyus Ltd.(a)	54,000	285,398

Baroque Japan Ltd.(a)	113,500	616,332

Benesse Holdings, Inc.(a)	70,700	1,052,599

BIPROGY, Inc.	68,500	1,485,993

BML, Inc.	45,500	1,024,768

Broadleaf Co. Ltd.(a)	216,800	754,894

Bunka Shutter Co. Ltd.	131,000	926,761

Cawachi Ltd.	36,700	540,314

Central Glass Co. Ltd.(a)	35,000	804,000

Central Security Patrols Co. Ltd.	34,100	560,932

Chilled & Frozen Logistics Holdings Co. Ltd.(a)	39,900	304,601

Chiyoda Co. Ltd.	91,200	494,608

Chori Co. Ltd.	31,000	410,992

Chugoku Bank Ltd.*(a)	153,900	955,861

Chukyo Bank Ltd.*(a)	72,600	857,688

Cleanup Corp.	87,700	341,118

CONEXIO Corp.(a)	83,700	686,971

Cosel Co. Ltd.	69,000	390,894

Cosmo Energy Holdings Co. Ltd.	99,600	2,552,876

Credit Saison Co. Ltd.	147,700	1,726,543

Cresco Ltd.(a)	53,700	608,436

CTI Engineering Co. Ltd.	30,400	595,630

CTS Co. Ltd.(a)	127,800	643,657

Cybernet Systems Co. Ltd.	113,600	709,485

Dai Nippon Toryo Co. Ltd.	13,400	66,192

Daicel Corp.(a)	280,400	1,648,557

Daido Metal Co. Ltd.(a)	84,100	279,471

Daido Steel Co. Ltd.(a)	27,691	673,407

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Daiichikosho Co. Ltd.(a)	49,700	$1,397,485

Daiken Medical Co. Ltd.(a)	139,400	448,792

Daikoku Denki Co. Ltd.(a)	29,300	263,355

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	24,400	285,730

Daishi Hokuetsu Financial Group, Inc.	81,540	1,510,866

Daiwabo Holdings Co. Ltd.	108,700	1,399,068

DCM Holdings Co. Ltd.(a)	114,900	934,314

Denyo Co. Ltd.(a)	33,500	318,695

Dexerials Corp.(a)	65,500	1,470,690

DIC Corp.	77,000	1,280,452

DKS Co. Ltd.(a)	15,300	201,999

Dowa Holdings Co. Ltd.	37,800	1,355,363

Ebara Jitsugyo Co. Ltd.	23,900	357,811

EDION Corp.(a)	111,700	909,065

Ehime Bank Ltd.(a)	52,600	312,885

Electric Power Development Co. Ltd.	180,000	2,546,824

Elematec Corp.	59,600	515,934

Eslead Corp.(a)	19,800	230,632

ESPEC Corp.(a)	48,200	569,762

EXEO Group, Inc.	102,200	1,476,391

Ezaki Glico Co. Ltd.	43,400	1,068,921

Falco Holdings Co. Ltd.(a)	34,100	411,334

Feed One Co. Ltd.(a)	42,100	193,710

First Bank of Toyama Ltd.	114,400	320,094

First Juken Co. Ltd.(a)	42,500	322,688

FJ Next Holdings Co. Ltd.	40,700	283,434

France Bed Holdings Co. Ltd.(a)	133,800	834,719

Fudo Tetra Corp.	46,600	474,226

Fuji Co. Ltd.	27,400	356,638

Fuji Corp. Ltd.(a)	7,600	32,606

Fuji Oil Holdings, Inc.(a)	64,500	1,072,141

Fuji Pharma Co. Ltd.	800	5,715

Fujibo Holdings, Inc.	21,400	485,675

Fujimi, Inc.	28,741	1,201,306

Fujitec Co. Ltd.(a)	76,000	1,532,654

FuKoKu Co. Ltd.	54,500	364,852

Fukui Bank Ltd.	46,700	441,044

Furukawa Battery Co. Ltd.(a)	51,300	398,010

Furuno Electric Co. Ltd.	76,500	580,310

Furyu Corp.	44,100	307,416

Futaba Industrial Co. Ltd.	94,400	211,307

Fuyo General Lease Co. Ltd.(a)	28,200	1,537,172

G-Tekt Corp.(a)	55,700	486,791

Gecoss Corp.(a)	13,200	71,679

Glory Ltd.	60,277	884,093

GMO Financial Holdings, Inc.(a)	177,800	879,511

GMO Internet Group, Inc.	70,200	1,235,757

GS Yuasa Corp.	75,700	1,180,909

Gunma Bank Ltd.(a)	555,500	1,504,411

H-One Co. Ltd.(a)	41,200	161,959

H.U. Group Holdings, Inc.	98,100	1,789,243

Hachijuni Bank Ltd.(a)	512,200	1,695,007

Hagiwara Electric Holdings Co. Ltd.(a)	21,500	312,225

Hakudo Co. Ltd.	27,600	439,708

Hakuto Co. Ltd.	53,000	1,168,054

Halows Co. Ltd.	28,800	576,617

Happinet Corp.	54,700	698,370

Hazama Ando Corp.	198,900	1,150,156

Heiwa Corp.(a)	105,119	1,625,316

Hochiki Corp.	72,900	648,190

Hogy Medical Co. Ltd.(a)	16,200	397,319

Hokkaido Electric Power Co., Inc.	246,000	769,892

Hokkaido Gas Co. Ltd.	7,500	82,231

Hokuetsu Industries Co. Ltd.	66,500	441,970

Hokuhoku Financial Group, Inc.	152,000	896,805

Honeys Holdings Co. Ltd.	54,300	456,173

I-PEX, Inc.	23,600	202,013

Ichikoh Industries Ltd.	115,700	305,347

ID Holdings Corp.(a)	75,900	453,580

IJTT Co. Ltd.	51,700	180,019

Inaba Denki Sangyo Co. Ltd.	69,700	1,313,150

Inabata & Co. Ltd.(a)	107,200	1,728,590

Inageya Co. Ltd.(a)	72,300	572,426

Ines Corp.(a)	63,000	635,462

INFRONEER Holdings, Inc.	220,088	1,496,194

Innotech Corp.	55,200	479,751

Ishihara Sangyo Kaisha Ltd.	53,200	374,526

Itfor, Inc.	114,300	601,724

Itochu Enex Co. Ltd.	166,901	1,178,437

Itoham Yonekyu Holdings, Inc.	384,100	1,767,319

Itoki Corp.(a)	52,000	144,060

IwaiCosmo Holdings, Inc.(a)	74,900	626,129

Iwaki Co. Ltd.(a)	54,200	473,681

Iyo Bank Ltd.*(a)	301,500	1,455,998

Izumi Co. Ltd.(a)	50,700	1,087,592

J. Front Retailing Co. Ltd.	214,000	1,738,671

JAC Recruitment Co. Ltd.	84,200	1,289,075

Jaccs Co. Ltd.	44,800	1,111,140

Japan Transcity Corp.(a)	133,300	440,205

JBCC Holdings, Inc.	64,200	783,733

JK Holdings Co. Ltd.	54,200	369,958

JM Holdings Co. Ltd.(a)	49,700	577,879

Juki Corp.	34,200	163,032

JVCKenwood Corp.	236,500	321,880

K’s Holdings Corp.	179,200	1,479,457

Kagome Co. Ltd.	39,500	822,775

Kaken Pharmaceutical Co. Ltd.	48,100	1,267,757

Kamei Corp.	27,400	201,981

Kamigumi Co. Ltd.	90,800	1,677,427

Kanaden Corp.(a)	44,500	314,201

Kandenko Co. Ltd.	173,200	995,560

Kaneka Corp.	65,200	1,626,115

Kanematsu Corp.	117,000	1,153,470

Ki-Star Real Estate Co. Ltd.(a)	19,600	591,744

King Jim Co. Ltd.(a)	74,700	470,665

Kito Corp.	32,600	612,158

Koatsu Gas Kogyo Co. Ltd.(a)	76,600	329,696

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Kobe Steel Ltd.(a)	257,700	$1,032,616

Kojima Co. Ltd.(a)	96,300	419,144

Kokusai Pulp & Paper Co. Ltd.(a)	152,400	755,972

Komatsu Matere Co. Ltd.(a)	105,000	562,921

Konaka Co. Ltd.(a)	28,400	64,945

Konica Minolta, Inc.(a)	592,000	1,824,118

Kumagai Gumi Co. Ltd.	51,500	897,323

Kurabo Industries Ltd.	20,795	283,454

Kyokuyo Co. Ltd.	24,400	610,232

KYORIN Holdings, Inc.(a)	89,290	1,091,874

Kyosan Electric Manufacturing Co. Ltd.(a)	144,900	415,444

Kyowa Leather Cloth Co. Ltd.(a)	42,500	149,452

Kyudenko Corp.	60,500	1,149,435

Kyushu Financial Group, Inc.	397,600	1,049,316

LAC Co. Ltd.	105,500	569,975

LEC, Inc.(a)	61,200	348,398

Lintec Corp.	104,430	1,602,398

Macnica Holdings, Inc.	71,200	1,335,015

Makino Milling Machine Co. Ltd.	9,200	281,889

Marudai Food Co. Ltd.(a)	54,600	538,286

Maruichi Steel Tube Ltd.	75,700	1,547,524

Matsui Securities Co. Ltd.(a)	199,940	1,077,434

Maxell Ltd.	62,700	593,884

Mebuki Financial Group, Inc.	1,345,500	2,621,376

Meisei Industrial Co. Ltd.	69,900	339,009

Meitec Corp.	86,000	1,362,976

Ministop Co. Ltd.(a)	68,300	670,047

MIRAIT ONE Corp.	106,300	1,077,357

Mitsubishi Logistics Corp.	62,400	1,470,061

Mitsubishi Materials Corp.	98,400	1,352,154

Mitsui Matsushima Holdings Co. Ltd.(a)	18,300	383,713

Mitsui Mining & Smelting Co. Ltd.	37,064	778,435

Mizuho Leasing Co. Ltd.(a)	47,000	1,011,468

Morinaga & Co. Ltd.	42,500	1,167,139

Nafco Co. Ltd.(a)	20,000	218,315

Nagase & Co. Ltd.	104,800	1,427,067

Nakanishi, Inc.	64,500	1,176,859

NEC Networks & System Integration Corp.	97,500	1,059,570

NET One Systems Co. Ltd.	57,900	1,127,239

Neturen Co. Ltd.	52,900	234,632

NHK Spring Co. Ltd.(a)	177,300	1,042,401

Nichias Corp.	68,600	1,063,988

Nichiban Co. Ltd.	51,700	576,488

Nihon Chouzai Co. Ltd.(a)	42,900	374,925

Nihon Flush Co. Ltd.(a)	69,400	447,340

Nihon Nohyaku Co. Ltd.	101,900	595,581

Nihon Tokushu Toryo Co. Ltd.	31,000	194,466

Nikko Co. Ltd.	160,900	672,524

Nikkon Holdings Co. Ltd.(a)	61,500	959,391

Nippon Air Conditioning Services Co. Ltd.(a)	87,600	446,034

Nippon Aqua Co. Ltd.	101,000	508,681

Nippon Carbide Industries Co., Inc.	34,700	297,268

Nippon Chemical Industrial Co. Ltd.	16,100	208,112

Nippon Concrete Industries Co. Ltd.(a)	52,800	89,371

Nippon Electric Glass Co. Ltd.	77,900	1,341,702

Nippon Gas Co. Ltd.	105,800	1,502,083

Nippon Kayaku Co. Ltd.	187,399	1,499,244

Nippon Koei Co. Ltd.	30,200	744,855

Nippon Light Metal Holdings Co. Ltd.	71,300	713,271

Nippon Paper Industries Co. Ltd.	83,538	543,088

Nippon Seisen Co. Ltd.(a)	13,200	398,522

Nippon Shokubai Co. Ltd.	28,000	1,044,596

Nippon Steel Trading Corp.	41,073	1,427,318

Nippon Thompson Co. Ltd.	125,700	462,870

Nipro Corp.(a)	150,100	1,128,252

Nishi-Nippon Financial Holdings, Inc.	259,900	1,346,679

Nishimatsu Construction Co. Ltd.(a)	122,500	3,211,769

Nissei ASB Machine Co. Ltd.(a)	21,000	519,396

Nissei Plastic Industrial Co. Ltd.(a)	47,100	289,280

Nisshinbo Holdings, Inc.	161,092	1,168,583

Nissin Corp.	31,400	376,379

Nissin Electric Co. Ltd.	145,200	1,332,175

Noevir Holdings Co. Ltd.	39,600	1,553,960

NOK Corp.(a)	113,100	880,609

NS Tool Co. Ltd.(a)	62,500	490,950

NSW, Inc.	40,200	589,343

Okabe Co. Ltd.	58,900	263,279

Okamura Corp.	136,200	1,298,532

Okinawa Cellular Telephone Co.	81,600	1,437,563

Okumura Corp.	52,700	1,036,196

Okura Industrial Co. Ltd.(a)	22,400	275,773

Okuwa Co. Ltd.	97,500	609,607

Organo Corp.	28,000	396,753

Orient Corp.	114,860	909,389

Oriental Shiraishi Corp.(a)	206,000	350,105

Osaki Electric Co. Ltd.	88,200	304,674

PALTAC Corp.	28,000	861,791

Paramount Bed Holdings Co. Ltd.	48,300	861,255

PC Depot Corp.(a)	87,200	161,454

Penta-Ocean Construction Co. Ltd.	222,000	1,115,023

Pigeon Corp.	96,300	1,406,461

Plenus Co. Ltd.	75,500	1,004,615

Press Kogyo Co. Ltd.	103,600	282,002

Procrea Holdings, Inc.(a)	36,600	537,071

Pronexus, Inc.	65,400	431,497

PS Mitsubishi Construction Co. Ltd.	99,800	423,346

Quick Co. Ltd.	54,300	682,009

Raito Kogyo Co. Ltd.	85,300	1,122,051

Rengo Co. Ltd.	214,000	1,241,908

Retail Partners Co. Ltd.(a)	56,100	430,987

Ricoh Leasing Co. Ltd.(a)	48,100	1,173,049

Riken Corp.(a)	12,500	197,243

Riken Technos Corp.	124,200	430,747

Roland Corp.	37,500	1,150,299

Roland DG Corp.	21,400	439,695

Ryoden Corp.(a)	44,900	484,223

Ryosan Co. Ltd.	39,500	611,009

Sakai Chemical Industry Co. Ltd.(a)	36,000	466,089

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Sala Corp.(a)	73,600	$386,445

SAMTY Co. Ltd.(a)	71,900	1,117,158

Sanei Architecture Planning Co. Ltd.	26,700	298,091

Sanki Engineering Co. Ltd.	103,300	1,131,165

Sankyo Co. Ltd.	74,500	2,256,952

Sanoh Industrial Co. Ltd.(a)	56,600	260,037

Sansei Technologies, Inc.(a)	53,000	276,818

Sanshin Electronics Co. Ltd.(a)	37,400	433,312

Sanyo Trading Co. Ltd.(a)	70,300	502,195

Sato Shoji Corp.(a)	46,900	366,788

Sawai Group Holdings Co. Ltd.	35,200	987,336

Scala, Inc.	58,000	268,071

Seika Corp.	38,700	423,509

Seino Holdings Co. Ltd.	99,300	795,800

Sekisui Kasei Co. Ltd.	43,200	118,785

Senko Group Holdings Co. Ltd.	173,000	1,146,202

Seria Co. Ltd.	52,200	911,683

Seven Bank Ltd.(a)	1,410,800	2,524,420

Shibaura Mechatronics Corp.	9,200	594,287

Shikoku Electric Power Co., Inc.	240,300	1,200,296

Shinnihon Corp.(a)	58,000	283,298

Shinnihonseiyaku Co. Ltd.(a)	29,600	307,155

Shinsho Corp.(a)	19,800	504,764

Ship Healthcare Holdings, Inc.	58,500	1,098,908

SHO-BOND Holdings Co. Ltd.	56,300	2,434,889

Sinfonia Technology Co. Ltd.	47,400	439,468

SKY Perfect JSAT Holdings, Inc.	301,800	1,077,969

Space Co. Ltd.	58,000	341,400

ST Corp.	58,600	607,680

St. Marc Holdings Co. Ltd.	67,600	749,113

Starzen Co. Ltd.	42,600	596,862

Stella Chemifa Corp.	24,200	419,314

Studio Alice Co. Ltd.(a)	36,700	544,117

Sumitomo Bakelite Co. Ltd.	44,500	1,218,989

Sumitomo Osaka Cement Co. Ltd.(a)	34,500	777,022

Sumitomo Riko Co. Ltd.(a)	90,100	350,453

Sumitomo Seika Chemicals Co. Ltd.	15,900	329,106

Sun Frontier Fudousan Co. Ltd.	161,300	1,248,098

Suncall Corp.	31,700	143,230

T-Gaia Corp.(a)	62,000	702,048

Tachi-S Co. Ltd.	47,900	354,423

Tachibana Eletech Co. Ltd.	31,200	337,554

Taiheiyo Cement Corp.(a)	70,400	991,227

Taiho Kogyo Co. Ltd.(a)	39,100	182,068

Taiyo Holdings Co. Ltd.	37,900	629,201

Takaoka Toko Co. Ltd.(a)	33,200	405,524

Takara & Co. Ltd.	21,000	309,607

Takara Holdings, Inc.	108,000	788,670

Takashimaya Co. Ltd.(a)	151,100	1,786,121

Tama Home Co. Ltd.	51,100	829,631

Tatsuta Electric Wire and Cable Co. Ltd.(a)	110,600	333,149

Tayca Corp.(a)	48,600	414,331

TDC Soft, Inc.(a)	77,200	660,289

Teijin Ltd.	135,600	1,313,422

Teikoku Electric Manufacturing Co. Ltd.	48,900	620,266

Toa Corp.(a)	84,100	443,901

Toda Corp.(a)	369,000	1,896,687

Toho Bank Ltd.(a)	278,300	390,306

Tokai Carbon Co. Ltd.	141,500	957,052

TOKAI Holdings Corp.(a)	171,400	1,031,396

Tokai Rika Co. Ltd.(a)	79,022	751,213

Tokai Tokyo Financial Holdings, Inc.(a)	356,900	870,398

Tokuyama Corp.	60,900	732,508

Tokyo Energy & Systems, Inc.	93,500	625,939

Tokyo Ohka Kogyo Co. Ltd.	26,500	1,105,807

Tokyo Sangyo Co. Ltd.(a)	70,200	366,168

Tokyo Seimitsu Co. Ltd.	43,000	1,265,536

Tokyo Tekko Co. Ltd.(a)	15,100	136,035

Tokyu Construction Co. Ltd.	45,800	199,660

Tomoku Co. Ltd.	3,800	37,358

TOMONY Holdings, Inc.(a)	170,700	365,588

Topre Corp.(a)	56,800	435,187

Torishima Pump Manufacturing Co. Ltd.	65,200	600,897

Totetsu Kogyo Co. Ltd.	10,200	163,276

Tow Co. Ltd.(a)	238,100	500,068

Toyo Ink SC Holdings Co. Ltd.	59,300	778,403

Toyo Kanetsu KK(a)	11,200	190,039

Toyo Seikan Group Holdings Ltd.	196,400	2,366,380

Toyo Tanso Co. Ltd.	32,100	728,512

Toyo Tire Corp.(a)	105,400	1,143,238

Toyoda Gosei Co. Ltd.	95,100	1,435,583

TPR Co. Ltd.	32,700	268,612

Transaction Co. Ltd.(a)	75,000	551,833

TS Tech Co. Ltd.	107,000	1,048,969

Tsumura & Co.	51,201	1,091,265

Tsurumi Manufacturing Co. Ltd.(a)	53,400	845,206

UBE Corp.	105,000	1,401,499

Uchida Yoko Co. Ltd.	19,600	593,775

Ulvac, Inc.	35,000	1,240,457

UNITED, Inc.(a)	46,600	450,402

V Technology Co. Ltd.(a)	20,800	367,587

Vertex Corp.(a)	99,300	907,623

Vital KSK Holdings, Inc.	128,800	577,507

Wakachiku Construction Co. Ltd.	36,700	570,740

Wakita & Co. Ltd.	68,700	551,043

Warabeya Nichiyo Holdings Co. Ltd.	28,600	437,857

Xebio Holdings Co. Ltd.	87,200	580,751

Yahagi Construction Co. Ltd.	71,700	364,580

YAMADA Consulting Group Co. Ltd.	47,600	394,296

Yamae Group Holdings Co. Ltd.	57,900	634,422

Yamagata Bank Ltd.(a)	57,900	399,614

Yamaguchi Financial Group, Inc.	366,300	1,943,545

Yellow Hat Ltd.(a)	85,900	1,064,663

Yokorei Co. Ltd.	87,200	530,749

Yorozu Corp.	48,200	266,400

Yotai Refractories Co. Ltd.	49,700	479,677

Yurtec Corp.	74,500	362,862

Yushin Precision Equipment Co. Ltd.	96,800	471,477

Total Japan		296,480,601

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Netherlands – 1.5%

Brunel International NV	99,963	$838,270

Corbion NV	36,833	925,901

Eurocommercial Properties NV	62,919	1,254,961

Heijmans NV, CVA	83,561	783,405

Ordina NV	421,928	1,581,032

PostNL NV(a)	3,621,821	6,113,404

RHI Magnesita NV	81,107	1,529,215

TKH Group NV, CVA	42,633	1,394,965

Wereldhave NV	71,631	824,536

Total Netherlands		15,245,689

Norway – 2.8%

ABG Sundal Collier Holding ASA	2,450,883	1,241,494

AF Gruppen ASA	65,205	828,133

Atea ASA*	172,813	1,541,437

Austevoll Seafood ASA	271,043	1,834,355

Bonheur ASA	30,579	867,091

Borregaard ASA	84,709	999,663

Bouvet ASA(a)	207,851	1,041,425

Europris ASA(b)	376,307	1,880,283

Hunter Group ASA*	4,444,459	891,155

Kid ASA(b)	177,057	1,190,968

Kitron ASA(a)	589,226	1,017,618

Multiconsult ASA(b)	83,451	1,010,854

Pareto Bank ASA	136,902	552,143

Protector Forsikring ASA	161,601	1,666,838

Selvaag Bolig ASA	230,000	670,123

SpareBank 1 Nord Norge	99,363	744,043

Sparebank 1 Oestlandet	122,144	1,201,573

SpareBank 1 SMN	122,279	1,250,029

Sparebanken Vest	128,404	963,862

TGS ASA	292,107	3,591,947

Veidekke ASA	378,158	2,824,755

Total Norway		27,809,789

Peru – 0.0%

Hochschild Mining PLC	598,539	394,208

Portugal – 1.6%

Altri SGPS SA(a)	489,480	2,481,511

Corticeira Amorim SGPS SA	111,195	991,283

Navigator Co. SA	1,433,628	4,895,924

REN – Redes Energeticas Nacionais SGPS SA	1,712,257	4,050,950

Sonae SGPS SA	4,659,369	3,763,471

Total Portugal		16,183,139

Singapore – 4.6%

Best World International Ltd.*†(a)	178,186	89,503

Bukit Sembawang Estates Ltd.(a)	719,100	2,245,152

China Sunsine Chemical Holdings Ltd.(a)	758,100	237,748

Civmec Ltd.(a)	1,172,300	494,279

ComfortDelGro Corp. Ltd.	2,134,900	1,963,947

CSE Global Ltd.	839,200	248,561

Hong Fok Corp. Ltd.*	793,600	542,009

Hong Leong Asia Ltd.	1,293,800	622,149

Hour Glass Ltd.(a)	1,730,100	2,532,030

Keppel Infrastructure Trust(a)	15,526,982	5,843,313

NetLink NBN Trust	13,093,400	8,258,086

Propnex Ltd.(a)	1,469,500	1,536,170

Q&M Dental Group Singapore Ltd.(a)	3,030,700	718,125

Raffles Medical Group Ltd.	1,918,100	1,777,875

Riverstone Holdings Ltd.(a)	6,478,200	2,595,975

Sembcorp Industries Ltd.	2,408,300	5,169,394

Sheng Siong Group Ltd.	4,356,500	4,797,038

Singapore Post Ltd.(a)	2,140,700	813,075

StarHub Ltd.(a)	3,266,300	2,503,959

Tuan Sing Holdings Ltd.(a)	1,631,128	358,078

UMS Holdings Ltd.(a)	1,631,498	1,444,005

Wing Tai Holdings Ltd.(a)	843,000	892,996

Total Singapore		45,683,467

Spain – 3.3%

Aedas Homes SA(b)	118,573	1,691,290

Almirall SA	135,691	1,310,686

Applus Services SA	160,606	902,331

Cia de Distribucion Integral Logista Holdings SA	572,761	10,464,611

ContourGlobal PLC(b)	792,385	2,229,038

Ebro Foods SA(a)	200,978	2,937,570

Faes Farma SA	768,633	2,793,597

Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,950,697	1,838,382

Neinor Homes SA(b)	152,952	1,398,002

Prosegur Cash SA(a)(b)	2,017,953	1,255,323

Prosegur Cia de Seguridad SA	1,183,612	1,800,743

Sacyr SA(a)	1,166,979	2,558,550

Unicaja Banco SA(b)	1,774,193	1,610,338

Total Spain		32,790,461

Sweden – 3.7%

AcadeMedia AB(b)	181,794	791,228

Akelius Residential Property AB, Class D(a)	545,678	886,323

Atrium Ljungberg AB, Class B	162,364	2,011,719

Beijer Alma AB	67,758	890,211

Bilia AB, Class A	196,672	2,263,124

Bonava AB, Class B(a)	191,540	452,550

Bravida Holding AB(b)	192,182	1,588,023

Bufab AB	38,003	688,317

Byggmax Group AB	165,063	554,796

Catena AB	47,304	1,410,914

Clas Ohlson AB, Class B	183,875	1,104,327

Cloetta AB, Class B	439,839	697,956

Coor Service Management Holding AB(b)	191,748	1,305,390

Dios Fastigheter AB	305,132	1,937,062

Dustin Group AB(a)(b)	141,050	558,989

Elanders AB, Class B	57,067	702,442

Ferronordic AB	54,464	142,325

Inwido AB	123,449	978,915

JM AB	119,837	1,670,537

KNOW IT AB	30,785	619,722

Lagercrantz Group AB, Class B(a)	140,175	1,233,439

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Lindab International AB	83,871	$942,439

Loomis AB	88,982	2,198,591

Mycronic AB	78,319	952,743

NCC AB, Class B	133,156	963,499

Nobia AB	408,225	768,077

Nolato AB, Class B	189,753	869,470

Nordic Waterproofing Holding AB	44,281	597,729

Peab AB, Class B	753,240	3,627,905

Platzer Fastigheter Holding AB, Class B	168,459	1,017,054

Ratos AB, Class B	282,437	969,410

Scandi Standard AB*	60,357	252,686

Troax Group AB	40,054	568,823

Volati AB	59,874	530,355

Total Sweden		36,747,090

Switzerland – 1.6%

Arbonia AG	126,774	1,458,046

EFG International AG	278,888	2,224,304

Huber + Suhner AG, Registered Shares	27,699	2,211,980

Landis + Gyr Group AG*	48,715	2,662,806

Mobilezone Holding AG, Registered Shares	155,546	2,354,722

Swissquote Group Holding SA, Registered Shares	10,591	1,120,166

Valiant Holding AG, Registered Shares	33,428	3,192,514

Zehnder Group AG	12,270	628,304

Total Switzerland		15,852,842

United Kingdom – 11.3%

AJ Bell PLC	303,296	911,428

Alliance Pharma PLC	783,608	485,481

Assura PLC	4,480,160	2,680,643

Balfour Beatty PLC	476,427	1,629,543

Bloomsbury Publishing PLC	32,963	134,859

Bodycote PLC	218,772	1,136,088

CareTech Holdings PLC	1,683	14,090

Central Asia Metals PLC	723,790	1,753,287

Chesnara PLC	377,454	1,156,610

Clarkson PLC	49,710	1,459,420

CLS Holdings PLC	616,808	959,828

Coats Group PLC	1,576,282	895,638

Cohort PLC(a)	60,709	321,905

Cranswick PLC	72,119	2,157,571

Currys PLC	1,215,529	768,681

Devro PLC	520,064	963,708

Diversified Energy Co. PLC	5,425,562	7,855,348

Domino’s Pizza Group PLC	690,359	1,715,461

Drax Group PLC	899,476	6,029,528

EMIS Group PLC	104,248	2,199,430

Epwin Group PLC	251,869	213,683

Essentra PLC	290,256	591,647

Euromoney Institutional Investor PLC	90,226	1,452,371

FDM Group Holdings PLC	201,428	1,409,834

Ferrexpo PLC	4,957,763	6,729,767

Forterra PLC(b)	314,091	820,450

Gateley Holdings PLC	305,500	656,482

GB Group PLC	120,629	820,068

Genuit Group PLC	161,864	526,708

Great Portland Estates PLC	213,913	1,050,680

Henry Boot PLC(a)	152,940	421,695

Hill & Smith Holdings PLC	101,577	1,032,986

Hilton Food Group PLC	140,467	838,897

Hunting PLC	256,672	669,031

Ibstock PLC(b)	389,404	713,763

IG Design Group PLC(a)	201,727	173,395

Impax Asset Management Group PLC(a)	110,774	649,199

IntegraFin Holdings PLC	259,596	636,952

James Fisher & Sons PLC*	42,983	135,309

James Halstead PLC(a)	399,658	921,275

Jupiter Fund Management PLC	1,523,611	1,562,190

Keller Group PLC	137,755	968,788

Liontrust Asset Management PLC	86,313	704,327

Londonmetric Property PLC(a)	1,903,046	3,707,024

Luceco PLC(b)	159,360	147,652

Marshalls PLC	127,842	417,569

Mattioli Woods PLC	80,574	566,652

MJ Gleeson PLC	93,101	428,186

Moneysupermarket.com Group PLC	1,330,797	2,760,185

Morgan Advanced Materials PLC	290,412	735,904

Morgan Sindall Group PLC	94,063	1,551,937

Mortgage Advice Bureau Holdings Ltd.	77,128	547,583

NCC Group PLC	425,452	1,037,726

Next Fifteen Communications Group PLC	96,607	841,170

Numis Corp. PLC	256,900	665,323

Oxford Instruments PLC	37,871	754,193

Pagegroup PLC	127,776	528,610

Pan African Resources PLC(a)	6,320,081	1,234,643

Paragon Banking Group PLC	436,650	1,924,382

PayPoint PLC	229,757	1,538,866

Polar Capital Holdings PLC	322,276	1,492,990

Premier Miton Group PLC	341,153	403,679

PZ Cussons PLC	517,555	1,127,761

QinetiQ Group PLC	684,245	2,520,614

Reach PLC	352,498	272,494

Redde Northgate PLC	636,262	2,056,200

Renew Holdings PLC	127,969	814,255

Sabre Insurance Group PLC(b)	832,479	901,417

Safestore Holdings PLC	246,930	2,314,063

Savills PLC	173,139	1,537,502

Serco Group PLC	930,656	1,623,786

Serica Energy PLC	295,651	1,235,981

Smart Metering Systems PLC	180,728	1,622,042

Spirent Communications PLC	540,856	1,584,259

SThree PLC	199,979	767,933

Synthomer PLC	960,917	1,142,395

TBC Bank Group PLC	86,063	1,602,482

Telecom Plus PLC	161,969	3,120,710

TI Fluid Systems PLC(a)(b)	758,519	1,024,549

Tyman PLC	308,624	678,009

Vesuvius PLC	507,411	1,752,512

Victrex PLC	94,914	1,769,406

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

Investments	Shares	Value

Watkin Jones PLC	545,185	$920,188

Wincanton PLC	270,651	883,723

Workspace Group PLC	219,910	978,505

XPS Pensions Group PLC	536,834	767,062

Total United Kingdom		113,230,166
TOTAL COMMON STOCKS (Cost: $1,308,146,080)		987,121,652

EXCHANGE-TRADED FUND – 0.0%

United States – 0.0%

WisdomTree Japan SmallCap Dividend Fund(c)
(Cost: $25,394)	431	24,532

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.6%

United States – 6.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d)
(Cost: $66,358,728)	66,358,728	66,358,728

TOTAL INVESTMENTS IN SECURITIES – 105.3% (Cost: $1,374,530,202)		1,053,504,912

Other Assets less Liabilities – (5.3)%		(53,294,734)

NET ASSETS – 100.0%		$1,000,210,178
*	Non-income producing security.

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $89,503, which represents 0.01% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $127,985,825. The Fund also had securities on loan having a total market value of $4,524 that were sold and pending settlement. The total market value of the collateral held by the Fund was $138,196,218. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $71,837,490.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree Europe SmallCap Dividend Fund^	$4,449,907	$5,549,096	$8,375,743	$(1,675,836)	$52,576	$—	$209,329
WisdomTree Japan SmallCap Dividend Fund	3,408,074	4,578,668	7,426,770	(709,902)	174,462	24,532	63,613
Total	$7,857,981	$10,127,764	$15,802,513	$(2,385,738)	$227,038	$24,532	$272,942
^As	of September 30,2022, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

HSBC Holdings PLC	10/3/2022	112,546	USD	400,000	ILS	$93	$—
Standard Chartered Bank	10/3/2022	109,692	USD	100,000	GBP	—	(1,938)
Standard Chartered Bank	10/3/2022	165,607	USD	1,300,000	HKD	—	(0)^
						$93	$(1,938)
^	Amount represents less than $1.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$45,593,964	$—	$89,503	*	$45,683,467
United Kingdom	113,216,076	14,090	—		113,230,166
Other	828,208,019	—	—		828,208,019
Exchange-Traded Fund	24,532	—	—		24,532
Investment of Cash Collateral for Securities Loaned	—	66,358,728	—		66,358,728
Total Investments in Securities	$987,042,591	$66,372,818	$89,503		$1,053,504,912
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$93	$—		$93
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(1,938)	$—		$(1,938)
Total – Net	$987,042,591	$66,370,973	$89,503		$1,053,503,067
*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

COMMON STOCKS – 98.2%

Japan – 98.2%

Air Freight & Logistics – 0.7%

AIT Corp.(a)	18,500	$185,326

Konoike Transport Co. Ltd.	18,100	178,193

Maruwa Unyu Kikan Co. Ltd.(a)	17,600	176,431

Mitsui-Soko Holdings Co. Ltd.	13,100	278,300

SBS Holdings, Inc.	8,300	159,927

Total Air Freight & Logistics		978,177

Auto Components – 3.8%

Aisan Industry Co. Ltd.	29,200	137,784

Daikyonishikawa Corp.(a)	34,700	127,537

Eagle Industry Co. Ltd.	33,200	248,636

Exedy Corp.	15,125	171,579

FCC Co. Ltd.	17,600	160,625

FuKoKu Co. Ltd.	17,700	118,493

Furukawa Battery Co. Ltd.(a)	9,600	74,481

Futaba Industrial Co. Ltd.	15,600	34,919

G-Tekt Corp.	14,600	127,597

H-One Co. Ltd.(a)	25,300	99,456

IJTT Co. Ltd.	18,000	62,676

KYB Corp.	11,100	237,345

Musashi Seimitsu Industry Co. Ltd.(a)	18,400	197,799

NHK Spring Co. Ltd.	70,500	414,491

Nihon Tokushu Toryo Co. Ltd.	14,200	89,078

NOK Corp.(a)	49,900	388,527

Pacific Industrial Co. Ltd.	22,000	154,727

Press Kogyo Co. Ltd.	61,400	167,133

Riken Corp.(a)	6,100	96,255

Sanoh Industrial Co. Ltd.(a)	14,800	67,996

Shoei Co. Ltd.	6,000	216,795

Sumitomo Riko Co. Ltd.	17,200	66,901

Tachi-S Co. Ltd.	12,900	95,450

Taiho Kogyo Co. Ltd.(a)	11,500	53,549

Tokai Rika Co. Ltd.(a)	36,558	347,534

Topre Corp.(a)	7,600	58,229

Toyo Tire Corp.	38,300	415,427

Toyoda Gosei Co. Ltd.	41,100	620,426

TPR Co. Ltd.	7,300	59,966

TS Tech Co. Ltd.	43,900	430,371

Yorozu Corp.	10,400	57,480

Total Auto Components		5,599,262

Automobiles – 0.1%

Nissan Shatai Co. Ltd.(a)	26,900	150,720

Banks – 8.9%

77 Bank Ltd.	33,400	411,198

Aichi Bank Ltd.*	7,500	292,393

Akita Bank Ltd.	13,000	144,779

Aozora Bank Ltd.(a)	59,200	1,056,025

Awa Bank Ltd.(a)	10,775	140,620

Bank of Iwate Ltd.(a)	9,500	117,614

Bank of Nagoya Ltd.	3,569	73,971

Bank of Saga Ltd.	17,100	179,689

Bank of the Ryukyus Ltd.(a)	21,508	113,673

Chugoku Bank Ltd.*(a)	59,100	367,065

Chukyo Bank Ltd.*(a)	8,900	105,144

Daishi Hokuetsu Financial Group, Inc.	18,155	336,396

Ehime Bank Ltd.(a)	22,999	136,807

FIDEA Holdings Co. Ltd.(a)	13,280	115,694

Fukui Bank Ltd.(a)	13,048	123,228

Gunma Bank Ltd.	150,000	406,232

Hachijuni Bank Ltd.	195,300	646,300

Hokkoku Financial Holdings, Inc.(a)	7,362	240,068

Hokuhoku Financial Group, Inc.	49,000	289,101

Hyakugo Bank Ltd.(a)	63,700	139,507

Hyakujushi Bank Ltd.(a)	7,300	84,073

Iyo Bank Ltd.*(a)	80,200	387,300

Juroku Financial Group, Inc.	13,300	224,109

Keiyo Bank Ltd.(a)	64,142	209,161

Kiyo Bank Ltd.	18,890	181,141

Kyushu Financial Group, Inc.(a)	157,400	415,398

Mebuki Financial Group, Inc.	572,800	1,115,960

Miyazaki Bank Ltd.	11,900	176,595

Musashino Bank Ltd.	9,900	116,547

Nanto Bank Ltd.	11,200	162,493

Nishi-Nippon Financial Holdings, Inc.	73,600	381,360

North Pacific Bank Ltd.	182,315	285,920

Ogaki Kyoritsu Bank Ltd.(a)	18,442	218,254

Oita Bank Ltd.	9,500	119,123

Okinawa Financial Group, Inc.(a)	7,980	115,611

Procrea Holdings, Inc.(a)	7,062	103,628

San ju San Financial Group, Inc.(a)	18,800	183,266

San-In Godo Bank Ltd.	48,800	236,001

Senshu Ikeda Holdings, Inc.(a)	140,340	202,640

Seven Bank Ltd.(a)	537,100	961,062

Shiga Bank Ltd.(a)	12,784	230,871

Shikoku Bank Ltd.	30,000	176,794

Suruga Bank Ltd.	28,500	73,246

Toho Bank Ltd.(a)	108,300	151,887

Tokyo Kiraboshi Financial Group, Inc.	10,500	153,933

TOMONY Holdings, Inc.(a)	31,577	67,628

Towa Bank Ltd.(a)	23,500	83,288

Yamagata Bank Ltd.(a)	7,900	54,524

Yamaguchi Financial Group, Inc.	116,000	615,482

Yamanashi Chuo Bank Ltd.	20,900	167,206

Total Banks		13,090,005

Beverages – 0.3%

Sapporo Holdings Ltd.	12,998	285,562

Takara Holdings, Inc.	28,611	208,932

Total Beverages		494,494

Biotechnology – 0.0%

Pharma Foods International Co. Ltd.(a)	2,100	17,874

Building Products – 1.2%

Bunka Shutter Co. Ltd.	44,600	315,523

Central Glass Co. Ltd.	15,486	355,736

Nichias Corp.	17,713	274,729

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

Nichiha Corp.	9,400	$178,330

Noritz Corp.	13,300	141,504

Shin Nippon Air Technologies Co. Ltd.	7,600	94,564

Sinko Industries Ltd.(a)	7,700	78,944

Takara Standard Co. Ltd.	17,731	158,635

Takasago Thermal Engineering Co. Ltd.	18,372	215,902

Total Building Products		1,813,867

Capital Markets – 2.0%

GMO Financial Holdings, Inc.	69,600	344,286

Ichiyoshi Securities Co. Ltd.(a)	39,088	160,408

IwaiCosmo Holdings, Inc.(a)	35,000	292,584

Kyokuto Securities Co. Ltd.(a)	37,800	173,664

Marusan Securities Co. Ltd.(a)	38,300	114,573

Matsui Securities Co. Ltd.(a)	130,200	701,620

Mito Securities Co. Ltd.(a)	82,300	134,755

Monex Group, Inc.(a)	42,994	134,259

Morningstar Japan KK	46,044	147,600

Okasan Securities Group, Inc.(a)	89,400	201,350

Sparx Group Co. Ltd.	16,000	147,459

Tokai Tokyo Financial Holdings, Inc.(a)	150,800	367,767

Total Capital Markets		2,920,325

Chemicals – 8.6%

ADEKA Corp.	32,925	491,560

Aica Kogyo Co. Ltd.	17,915	387,398

Asahi Yukizai Corp.	6,400	97,142

Chugoku Marine Paints Ltd.(a)	24,500	150,475

CI Takiron Corp.(a)	38,900	140,287

Daicel Corp.	115,100	676,708

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,942	46,162

DIC Corp.	32,800	545,439

DKS Co. Ltd.(a)	3,400	44,888

Fujimi, Inc.	9,600	401,257

Fujimori Kogyo Co. Ltd.(a)	3,700	82,182

Fuso Chemical Co. Ltd.	3,900	83,796

Ishihara Sangyo Kaisha Ltd.	7,900	55,616

JCU Corp.	3,600	72,649

JSP Corp.	8,023	77,323

Kaneka Corp.	24,600	613,534

KeePer Technical Laboratory Co. Ltd.(a)	2,100	53,971

KH Neochem Co. Ltd.	7,300	132,943

Konishi Co. Ltd.(a)	11,900	127,678

Kumiai Chemical Industry Co. Ltd.	23,524	165,446

Kureha Corp.	5,064	310,673

Kyowa Leather Cloth Co. Ltd.	22,200	78,067

Lintec Corp.	37,565	576,406

MEC Co. Ltd.	2,500	38,550

Nihon Nohyaku Co. Ltd.	28,100	164,238

Nihon Parkerizing Co. Ltd.	28,100	180,739

Nippon Chemical Industrial Co. Ltd.	2,700	34,901

Nippon Kayaku Co. Ltd.	69,300	554,419

Nippon Pillar Packing Co. Ltd.(a)	10,000	158,002

Nippon Shokubai Co. Ltd.	7,400	276,072

Nippon Soda Co. Ltd.	11,518	350,525

Okamoto Industries, Inc.(a)	6,087	149,289

Okura Industrial Co. Ltd.	7,500	92,335

Osaka Organic Chemical Industry Ltd.	3,400	47,825

Osaka Soda Co. Ltd.	7,500	196,898

Riken Technos Corp.(a)	44,000	152,599

Sakata INX Corp.	20,200	136,346

Sanyo Chemical Industries Ltd.(a)	8,035	243,140

Sekisui Kasei Co. Ltd.	30,700	84,415

Shikoku Chemicals Corp.(a)	9,700	82,160

Shin-Etsu Polymer Co. Ltd.	18,600	153,817

Stella Chemifa Corp.	4,800	83,170

Sumitomo Bakelite Co. Ltd.	14,118	386,734

Sumitomo Seika Chemicals Co. Ltd.	3,300	68,305

T Hasegawa Co. Ltd.(a)	9,000	186,535

Taiyo Holdings Co. Ltd.	13,482	223,823

Takasago International Corp.	7,600	138,984

Tayca Corp.(a)	11,500	98,041

Teijin Ltd.	69,600	674,145

Tokai Carbon Co. Ltd.	45,600	308,421

Tokuyama Corp.	26,900	323,554

Tokyo Ohka Kogyo Co. Ltd.	8,500	354,693

Toyo Ink SC Holdings Co. Ltd.	29,402	385,946

Toyobo Co. Ltd.	27,953	199,878

UBE Corp.	43,693	583,197

Valqua Ltd.	8,837	153,119

Total Chemicals		12,676,415

Commercial Services & Supplies – 1.5%

Aeon Delight Co. Ltd.	18,300	358,553

Daiseki Co. Ltd.	4,688	144,450

Itoki Corp.	38,600	106,937

Japan Elevator Service Holdings Co. Ltd.	3,800	49,750

King Jim Co. Ltd.(a)	22,300	140,506

Matsuda Sangyo Co. Ltd.	4,400	66,147

Nippon Air Conditioning Services Co. Ltd.	26,000	132,385

Nippon Kanzai Co. Ltd.(a)	13,000	227,586

Nippon Parking Development Co. Ltd.	132,200	183,579

Okamura Corp.	40,776	388,759

Pilot Corp.	5,600	212,401

Sato Holdings Corp.	8,438	104,816

Studio Alice Co. Ltd.(a)	7,500	111,196

Total Commercial Services & Supplies		2,227,065

Communications Equipment – 0.1%

Uniden Holdings Corp.	7,900	223,227

Construction & Engineering – 7.5%

Asanuma Corp.	14,000	258,828

Dai-Dan Co. Ltd.	10,200	150,874

Daiho Corp.(a)	5,800	166,493

EXEO Group, Inc.	34,800	502,724

Fudo Tetra Corp.	11,300	114,995

Hazama Ando Corp.	73,600	425,598

INFRONEER Holdings, Inc.	69,373	471,609

JDC Corp.	39,200	169,805

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

Kandenko Co. Ltd.	53,738	$308,888

Kumagai Gumi Co. Ltd.	18,400	320,597

Kyudenko Corp.	17,990	341,791

Meisei Industrial Co. Ltd.	30,400	147,437

MIRAIT ONE Corp.	32,300	327,363

Nippon Densetsu Kogyo Co. Ltd.	13,100	166,165

Nishimatsu Construction Co. Ltd.(a)	46,907	1,229,832

Nittoc Construction Co. Ltd.	34,100	210,614

Okumura Corp.	21,870	430,011

Penta-Ocean Construction Co. Ltd.	77,993	391,730

PS Mitsubishi Construction Co. Ltd.	27,500	116,653

Raito Kogyo Co. Ltd.	21,000	276,237

Raiznext Corp.	22,900	186,054

Sanki Engineering Co. Ltd.	33,600	367,930

Seikitokyu Kogyo Co. Ltd.(a)	32,900	171,609

Shinnihon Corp.	17,800	86,943

SHO-BOND Holdings Co. Ltd.	18,200	787,122

Sumitomo Densetsu Co. Ltd.	13,200	236,468

Sumitomo Mitsui Construction Co. Ltd.	50,060	153,903

Taihei Dengyo Kaisha Ltd.	9,800	226,136

Taikisha Ltd.	9,465	210,559

Takamatsu Construction Group Co. Ltd.	12,500	162,441

Tekken Corp.	9,700	118,883

Tess Holdings Co. Ltd.	2,700	17,628

Toa Corp.	7,300	125,529

Toda Corp.(a)	126,349	649,443

Tokyo Energy & Systems, Inc.	7,700	51,548

Tokyu Construction Co. Ltd.	33,800	147,347

Totetsu Kogyo Co. Ltd.	10,179	162,940

Toyo Construction Co. Ltd.	47,700	280,443

Yahagi Construction Co. Ltd.	24,500	124,578

Yokogawa Bridge Holdings Corp.	17,100	224,818

Yurtec Corp.	26,700	130,046

Total Construction & Engineering		11,150,612

Construction Materials – 0.9%

Krosaki Harima Corp.	3,800	121,552

Mitani Sekisan Co. Ltd.(a)	2,200	52,665

Shinagawa Refractories Co. Ltd.	4,800	124,356

Sumitomo Osaka Cement Co. Ltd.(a)	14,140	318,466

Taiheiyo Cement Corp.(a)	33,500	471,678

Vertex Corp.(a)	13,300	121,565

Yotai Refractories Co. Ltd.	8,100	78,177

Total Construction Materials		1,288,459

Consumer Finance – 1.3%

AEON Financial Service Co. Ltd.	51,300	507,524

Credit Saison Co. Ltd.	58,700	686,175

Jaccs Co. Ltd.	15,100	374,514

Orient Corp.	31,830	252,010

Premium Group Co. Ltd.(a)	9,700	119,085

Total Consumer Finance		1,939,308

Containers & Packaging – 1.2%

Fuji Seal International, Inc.(a)	8,510	89,954

Pack Corp.	5,400	82,672

Rengo Co. Ltd.	77,100	447,435

Toyo Seikan Group Holdings Ltd.	94,600	1,139,814

Total Containers & Packaging		1,759,875

Distributors – 0.6%

Arata Corp.	5,500	155,981

Doshisha Co. Ltd.	12,000	119,548

Happinet Corp.	14,600	186,402

PALTAC Corp.	9,500	292,394

Yamae Group Holdings Co. Ltd.	10,300	112,859

Total Distributors		867,184

Diversified Consumer Services – 0.4%

Asante, Inc.(a)	10,700	111,846

Benesse Holdings, Inc.	22,600	336,474

Riso Kyoiku Co. Ltd.(a)	32,600	72,071

Tokyo Individualized Educational Institute, Inc.(a)	24,900	94,615

Total Diversified Consumer Services		615,006

Diversified Financial Services – 1.3%

eGuarantee, Inc.	3,700	63,778

Financial Products Group Co. Ltd.(a)	26,000	203,337

Fuyo General Lease Co. Ltd.	10,700	583,253

Japan Securities Finance Co. Ltd.	33,600	190,349

Mizuho Leasing Co. Ltd.(a)	15,100	324,961

NEC Capital Solutions Ltd.	9,200	131,251

Ricoh Leasing Co. Ltd.	15,000	365,816

Total Diversified Financial Services		1,862,745

Diversified Telecommunication Services – 0.2%

ARTERIA Networks Corp.	28,400	233,683

Usen-Next Holdings Co. Ltd.(a)	2,900	39,549

Total Diversified Telecommunication Services		273,232

Electric Utilities – 0.6%

Hokkaido Electric Power Co., Inc.	105,900	331,429

Okinawa Electric Power Co., Inc.(a)	22,381	163,592

Shikoku Electric Power Co., Inc.	86,300	431,068

Total Electric Utilities		926,089

Electrical Equipment – 1.6%

Daihen Corp.(a)	7,800	200,193

Furukawa Electric Co. Ltd.	13,000	205,942

GS Yuasa Corp.	20,400	318,237

Idec Corp.	7,736	157,344

Mabuchi Motor Co. Ltd.	3,900	105,890

Nippon Carbon Co. Ltd.	5,800	159,080

Nippon Seisen Co. Ltd.(a)	3,100	93,592

Nissin Electric Co. Ltd.	35,465	325,383

Nitto Kogyo Corp.(a)	17,800	291,942

Sanyo Denki Co. Ltd.	2,800	95,464

Sinfonia Technology Co. Ltd.	12,100	112,185

SWCC Showa Holdings Co. Ltd.	3,900	47,152

Takaoka Toko Co. Ltd.(a)	9,500	116,039

Tatsuta Electric Wire and Cable Co. Ltd.(a)	31,200	93,980

Total Electrical Equipment		2,322,423

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 4.9%

A&D HOLON Holdings Co. Ltd.	10,200	$57,502

Ai Holdings Corp.	11,900	169,689

Amano Corp.	20,735	348,102

Anritsu Corp.(a)	30,100	328,356

Canon Electronics, Inc.	12,100	132,499

Citizen Watch Co. Ltd.(a)	74,800	312,130

CONEXIO Corp.(a)	17,000	139,528

Daiwabo Holdings Co. Ltd.	45,795	589,423

Dexerials Corp.(a)	24,700	554,596

Elematec Corp.	18,254	158,018

ESPEC Corp.	8,000	94,566

Furuno Electric Co. Ltd.	22,900	173,714

Hakuto Co. Ltd.(a)	12,534	276,234

Hioki EE Corp.(a)	2,300	99,789

I-PEX, Inc.	2,700	23,112

Innotech Corp.	13,700	119,069

Iriso Electronics Co. Ltd.(a)	2,100	57,525

Japan Aviation Electronics Industry Ltd.(a)	17,900	262,171

Kaga Electronics Co. Ltd.	5,300	147,929

Koa Corp.(a)	8,200	124,916

Macnica Holdings, Inc.	20,700	388,129

Meiko Electronics Co. Ltd.(a)	3,400	58,630

Nichicon Corp.(a)	19,500	186,991

Nippon Ceramic Co. Ltd.	6,200	104,558

Nippon Electric Glass Co. Ltd.	35,400	609,708

Nippon Signal Co. Ltd.(a)	27,300	178,423

Nissha Co. Ltd.	10,400	122,792

Nohmi Bosai Ltd.	11,791	131,966

Optex Group Co. Ltd.(a)	9,700	142,272

Restar Holdings Corp.(a)	13,300	177,431

Riken Keiki Co. Ltd.(a)	2,700	72,749

Ryoden Corp.	12,961	139,778

Ryosan Co. Ltd.	5,900	91,265

Sanshin Electronics Co. Ltd.(a)	8,100	93,846

Siix Corp.(a)	13,300	99,788

Tachibana Eletech Co. Ltd.	3,900	42,194

Tokyo Electron Device Ltd.	3,900	142,803

Topcon Corp.	11,600	129,267

V Technology Co. Ltd.	4,100	72,457

Yokowo Co. Ltd.(a)	4,500	58,914

Total Electronic Equipment, Instruments & Components		7,212,829

Energy Equipment & Services – 0.2%

Modec, Inc.*(a)	11,300	115,463

Toyo Kanetsu KK(a)	7,800	132,349

Total Energy Equipment & Services		247,812

Entertainment – 0.8%

Akatsuki, Inc.	4,400	63,289

Avex, Inc.(a)	56,099	597,247

Daiichikosho Co. Ltd.(a)	14,700	413,341

Marvelous, Inc.	33,600	154,600

Total Entertainment		1,228,477

Food & Staples Retailing – 2.1%

Aeon Hokkaido Corp.(a)	14,600	113,980

Ain Holdings, Inc.	2,300	99,313

Arcs Co. Ltd.	17,294	246,127

Axial Retailing, Inc.	6,900	155,166

Belc Co. Ltd.	3,700	137,780

Cawachi Ltd.	7,600	111,891

Create SD Holdings Co. Ltd.	8,000	173,270

G-7 Holdings, Inc.(a)	13,500	133,466

Heiwado Co. Ltd.	14,263	196,880

Kato Sangyo Co. Ltd.	10,516	242,657

Life Corp.(a)	7,000	129,897

Mitsubishi Shokuhin Co. Ltd.	10,800	243,988

Okuwa Co. Ltd.	18,000	112,543

Qol Holdings Co. Ltd.	7,600	63,532

Retail Partners Co. Ltd.(a)	11,200	86,044

San-A Co. Ltd.	5,900	177,923

United Super Markets Holdings, Inc.(a)	24,700	179,860

Valor Holdings Co. Ltd.	12,991	159,667

Yaoko Co. Ltd.(a)	4,600	208,477

Yokorei Co. Ltd.	24,900	151,555

Total Food & Staples Retailing		3,124,016

Food Products – 3.4%

Ariake Japan Co. Ltd.(a)	3,228	111,952

Ezaki Glico Co. Ltd.	13,200	325,110

Fuji Oil Holdings, Inc.(a)	17,500	290,891

Fujicco Co. Ltd.(a)	12,800	168,992

Hokuto Corp.(a)	17,591	230,180

Itoham Yonekyu Holdings, Inc.	140,500	646,468

J-Oil Mills, Inc.(a)	12,800	137,422

Kagome Co. Ltd.	13,300	277,036

Kameda Seika Co. Ltd.(a)	2,800	88,791

Kyokuyo Co. Ltd.	7,500	187,571

Maruha Nichiro Corp.	7,232	122,911

Megmilk Snow Brand Co. Ltd.	13,700	162,134

Mitsui DM Sugar Holdings Co. Ltd.	4,898	64,057

Morinaga & Co. Ltd.	11,687	320,949

Nippn Corp.	17,783	190,920

Nippon Suisan Kaisha Ltd.	49,000	184,497

Nisshin Oillio Group Ltd.	11,500	253,843

Prima Meat Packers Ltd.	11,600	167,495

Riken Vitamin Co. Ltd.	11,000	133,524

S Foods, Inc.	8,200	171,937

Sakata Seed Corp.	8,000	265,847

Showa Sangyo Co. Ltd.	8,900	152,366

Starzen Co. Ltd.	11,900	166,729

Warabeya Nichiyo Holdings Co. Ltd.	6,200	94,920

Yukiguni Maitake Co. Ltd.	14,200	97,907

Total Food Products		5,014,449

Gas Utilities – 0.7%

Hokkaido Gas Co. Ltd.	11,200	122,798

Nippon Gas Co. Ltd.	40,400	573,574

Saibu Gas Holdings Co. Ltd.(a)	13,300	158,687

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

Shizuoka Gas Co. Ltd.	17,792	$121,690

Total Gas Utilities		976,749

Health Care Equipment & Supplies – 1.3%

Eiken Chemical Co. Ltd.	13,370	165,895

Hogy Medical Co. Ltd.(a)	8,000	196,207

Japan Lifeline Co. Ltd.	18,700	124,930

Mani, Inc.	13,800	167,608

Mizuho Medy Co. Ltd.(a)	3,100	58,725

Nagaileben Co. Ltd.	11,926	160,255

Nakanishi, Inc.	17,800	324,777

Nipro Corp.(a)	50,400	378,840

Paramount Bed Holdings Co. Ltd.	16,442	293,183

Total Health Care Equipment & Supplies		1,870,420

Health Care Providers & Services – 1.2%

BML, Inc.	13,800	310,808

Falco Holdings Co. Ltd.(a)	7,000	84,438

France Bed Holdings Co. Ltd.(a)	22,400	139,744

H.U. Group Holdings, Inc.	42,800	780,628

Ship Healthcare Holdings, Inc.	15,714	295,184

Solasto Corp.	14,900	88,837

Tokai Corp.	8,200	101,576

Total Health Care Providers & Services		1,801,215

Hotels, Restaurants & Leisure – 2.1%

Aeon Fantasy Co. Ltd.	4,900	117,299

Arcland Service Holdings Co. Ltd.(a)	7,000	103,347

Doutor Nichires Holdings Co. Ltd.	9,400	112,869

Heiwa Corp.(a)	38,900	601,459

Hiday Hidaka Corp.	6,098	90,831

Ichibanya Co. Ltd.	6,136	188,220

KFC Holdings Japan Ltd.(a)	7,600	142,187

KOMEDA Holdings Co. Ltd.	18,200	292,845

Kura Sushi, Inc.(a)	2,100	44,395

Monogatari Corp.	1,300	62,330

MOS Food Services, Inc.	5,200	111,728

Ohsho Food Service Corp.	6,900	305,088

Plenus Co. Ltd.	23,100	307,372

Resorttrust, Inc.	15,308	245,571

Round One Corp.	42,000	182,224

Saizeriya Co. Ltd.	2,800	51,649

Tokyotokeiba Co. Ltd.	3,542	101,064

Total Hotels, Restaurants & Leisure		3,060,478

Household Durables – 1.9%

&Do Holdings Co. Ltd.	12,300	73,080

Cleanup Corp.	38,600	150,138

ES-Con Japan Ltd.(a)	49,000	276,915

FJ Next Holdings Co. Ltd.	28,000	194,991

Fuji Corp. Ltd.(a)	33,900	145,441

Fujitsu General Ltd.(a)	13,300	276,117

Hoosiers Holdings Co. Ltd.	21,200	113,510

JVCKenwood Corp.	74,900	101,940

Ki-Star Real Estate Co. Ltd.(a)	8,700	262,662

LEC, Inc.(a)	17,700	100,762

Pressance Corp.	12,888	130,265

Sanei Architecture Planning Co. Ltd.	10,000	111,645

Sangetsu Corp.	23,700	262,142

Tama Home Co. Ltd.	19,000	308,473

Tamron Co. Ltd.	6,766	135,605

Zojirushi Corp.(a)	14,600	157,252

Total Household Durables		2,800,938

Household Products – 0.5%

Earth Corp.	3,700	132,668

Pigeon Corp.	37,100	541,845

Total Household Products		674,513

Independent Power & Renewable Electricity Producers – 1.0%

Electric Power Development Co. Ltd.	91,300	1,291,806

eRex Co. Ltd.	6,700	129,052

West Holdings Corp.	3,847	110,696

Total Independent Power & Renewable Electricity Producers		1,531,554

Industrial Conglomerates – 0.6%

Nisshinbo Holdings, Inc.	59,000	427,994

Noritsu Koki Co. Ltd.	3,900	65,797

TOKAI Holdings Corp.(a)	72,600	436,869

Total Industrial Conglomerates		930,660

Insurance – 0.1%

Advance Create Co. Ltd.(a)	14,000	93,143

Interactive Media & Services – 0.1%

Infocom Corp.	10,500	138,191

Internet & Direct Marketing Retail – 0.3%

ASKUL Corp.	16,730	172,681

Aucnet, Inc.(a)	6,000	92,480

Belluna Co. Ltd.(a)	23,484	113,246

Scroll Corp.(a)	26,000	125,918

Total Internet & Direct Marketing Retail		504,325

IT Services – 3.1%

Bell System24 Holdings, Inc.	23,000	219,282

BIPROGY, Inc.	25,100	544,502

Comture Corp.(a)	3,300	52,095

Digital Garage, Inc.	2,800	67,125

DTS Corp.	12,982	308,081

Future Corp.	16,400	179,358

GMO GlobalSign Holdings KK	2,000	61,073

GMO Internet Group, Inc.	18,072	318,128

Ines Corp.(a)	8,000	80,694

Information Services International-Dentsu Ltd.	8,200	250,966

JBCC Holdings, Inc.	12,100	147,713

Kanematsu Electronics Ltd.	11,100	305,596

Mitsubishi Research Institute, Inc.	4,600	141,580

NEC Networks & System Integration Corp.	28,537	310,123

NET One Systems Co. Ltd.	17,800	346,543

NSD Co. Ltd.(a)	20,500	348,547

Relia, Inc.	26,600	177,339

SB Technology Corp.(a)	4,000	60,548

TDC Soft, Inc.(a)	11,100	94,938

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

TKC Corp.	10,500	$248,817

Transcosmos, Inc.	10,700	276,103

Uchida Yoko Co. Ltd.	3,000	90,884

Total IT Services		4,630,035

Leisure Products – 1.2%

Daikoku Denki Co. Ltd.(a)	9,500	85,388

Furyu Corp.	8,200	57,161

GLOBERIDE, Inc.	2,900	43,236

Mizuno Corp.	4,923	87,512

Roland Corp.	12,400	380,365

Sankyo Co. Ltd.	33,000	999,724

Tomy Co. Ltd.	17,600	150,654

Total Leisure Products		1,804,040

Machinery – 4.2%

Aichi Corp.	35,800	194,155

Aida Engineering Ltd.(a)	14,300	80,913

Alinco, Inc.(a)	18,500	115,030

Bando Chemical Industries Ltd.	29,700	210,523

CKD Corp.	9,541	113,244

DMG Mori Co. Ltd.	12,400	141,352

Ebara Jitsugyo Co. Ltd.	5,600	83,838

Fujitec Co. Ltd.(a)	21,561	434,810

Fukushima Galilei Co. Ltd.	2,100	51,940

Furukawa Co. Ltd.	13,300	111,457

Giken Ltd.	4,100	88,518

Glory Ltd.	17,600	258,142

Hitachi Zosen Corp.	22,800	134,993

Japan Steel Works Ltd.	8,004	157,376

Juki Corp.	9,400	44,810

Kito Corp.	7,700	144,589

Kitz Corp.	14,089	78,064

Kyokuto Kaihatsu Kogyo Co. Ltd.(a)	12,780	116,812

Meidensha Corp.(a)	9,300	126,639

METAWATER Co. Ltd.	12,300	161,201

Mitsubishi Logisnext Co. Ltd.	8,200	41,809

Mitsuboshi Belting Ltd.(a)	9,846	204,749

Morita Holdings Corp.	15,705	139,099

Nachi-Fujikoshi Corp.	2,100	51,142

Nikko Co. Ltd.	43,600	182,238

Nippon Thompson Co. Ltd.	15,200	55,972

Nissei ASB Machine Co. Ltd.(a)	4,000	98,933

Nitta Corp.	5,700	109,475

Nomura Micro Science Co. Ltd.(a)	2,800	64,900

Noritake Co. Ltd.	2,400	66,572

Obara Group, Inc.(a)	5,379	119,290

Oiles Corp.(a)	13,200	134,512

OKUMA Corp.	2,370	81,049

Organo Corp.	10,000	141,698

OSG Corp.	11,000	135,728

Shibaura Machine Co. Ltd.	8,061	160,390

Shibuya Corp.	6,300	105,330

Shinmaywa Industries Ltd.	21,485	144,129

Sodick Co. Ltd.	21,100	110,496

Star Micronics Co. Ltd.	17,834	200,709

Takeuchi Manufacturing Co. Ltd.	7,900	145,234

Tocalo Co. Ltd.(a)	17,700	143,195

Torishima Pump Manufacturing Co. Ltd.	16,900	155,754

Tsubaki Nakashima Co. Ltd.	11,000	85,723

Tsubakimoto Chain Co.	8,145	171,909

Tsugami Corp.(a)	9,000	72,749

Union Tool Co.	3,600	82,573

YAMABIKO Corp.	15,600	119,092

Yushin Precision Equipment Co. Ltd.	22,400	109,102

Total Machinery		6,281,957

Marine – 0.3%

Iino Kaiun Kaisha Ltd.	52,400	235,672

Japan Transcity Corp.	20,800	68,689

NS United Kaiun Kaisha Ltd.	8,100	211,251

Total Marine		515,612

Media – 0.8%

Carta Holdings, Inc.	7,700	88,786

Digital Holdings, Inc.(a)	5,900	47,609

Intage Holdings, Inc.	12,900	135,199

Proto Corp.	9,000	64,044

SKY Perfect JSAT Holdings, Inc.	134,000	478,621

TV Tokyo Holdings Corp.	12,300	161,371

ValueCommerce Co. Ltd.	3,100	47,417

Wowow, Inc.	8,800	80,860

Zenrin Co. Ltd.	17,580	108,216

Total Media		1,212,123

Metals & Mining – 3.4%

Aichi Steel Corp.	6,100	86,899

Asahi Holdings, Inc.	33,200	465,619

Daido Steel Co. Ltd.(a)	8,900	216,436

Daiki Aluminium Industry Co. Ltd.(a)	15,500	126,253

Dowa Holdings Co. Ltd.	13,300	476,887

Hakudo Co. Ltd.(a)	6,400	101,961

Kobe Steel Ltd.(a)	107,000	428,754

Kurimoto Ltd.(a)	7,100	78,728

Kyoei Steel Ltd.	17,614	168,784

Maruichi Steel Tube Ltd.	32,000	654,171

Mitsubishi Materials Corp.	44,800	615,615

Mitsui Mining & Smelting Co. Ltd.	14,600	306,636

Neturen Co. Ltd.	19,300	85,603

Nippon Denko Co. Ltd.(a)	53,800	124,144

Nippon Light Metal Holdings Co. Ltd.	33,600	336,128

Nippon Yakin Kogyo Co. Ltd.(a)	6,600	119,100

Nittetsu Mining Co. Ltd.(a)	4,800	91,129

Sanyo Special Steel Co. Ltd.	14,200	183,454

Toho Titanium Co. Ltd.(a)	8,200	133,810

Toho Zinc Co. Ltd.(a)	2,800	42,035

Tokyo Steel Manufacturing Co. Ltd.	19,500	169,881

Tokyo Tekko Co. Ltd.(a)	7,000	63,063

Total Metals & Mining		5,075,090

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

Multiline Retail – 1.5%

H2O Retailing Corp.	38,100	$291,386

Izumi Co. Ltd.	17,600	377,547

J. Front Retailing Co. Ltd.	88,700	720,655

Mr. Max Holdings Ltd.	23,800	102,438

Seria Co. Ltd.	12,800	223,554

Takashimaya Co. Ltd.	37,600	444,462

Total Multiline Retail		2,160,042

Oil, Gas & Consumable Fuels – 1.2%

Cosmo Energy Holdings Co. Ltd.	41,500	1,063,698

Itochu Enex Co. Ltd.	53,881	380,437

Nippon Coke & Engineering Co. Ltd.(a)	131,500	82,673

Sala Corp.	30,800	161,719

San-Ai Obbli Co. Ltd.	14,516	112,021

Total Oil, Gas & Consumable Fuels		1,800,548

Paper & Forest Products – 0.5%

Daiken Corp.	10,400	131,055

Hokuetsu Corp.(a)	53,832	280,792

Nippon Paper Industries Co. Ltd.	44,100	286,698

Total Paper & Forest Products		698,545

Personal Products – 0.5%

Milbon Co. Ltd.	3,000	132,025

Noevir Holdings Co. Ltd.	12,500	490,518

Shinnihonseiyaku Co. Ltd.	5,000	51,884

Total Personal Products		674,427

Pharmaceuticals – 1.4%

Astena Holdings Co. Ltd.	25,200	74,340

Kaken Pharmaceutical Co. Ltd.	14,900	392,715

KYORIN Holdings, Inc.(a)	23,285	284,738

Mochida Pharmaceutical Co. Ltd.(a)	12,822	298,969

Sawai Group Holdings Co. Ltd.	11,724	328,850

Seikagaku Corp.(a)	10,300	59,134

Towa Pharmaceutical Co. Ltd.	11,300	165,739

Tsumura & Co.	14,500	309,044

ZERIA Pharmaceutical Co. Ltd.	12,100	173,209

Total Pharmaceuticals		2,086,738

Professional Services – 1.5%

Altech Corp.	9,960	127,162

Dip Corp.(a)	8,200	208,194

en Japan, Inc.	2,100	32,368

Forum Engineering, Inc.	18,400	115,933

FULLCAST Holdings Co. Ltd.	7,300	129,110

Funai Soken Holdings, Inc.	7,410	125,680

IR Japan Holdings Ltd.(a)	400	5,665

JAC Recruitment Co. Ltd.	22,000	336,813

LIKE, Inc.	6,800	101,334

Link and Motivation, Inc.(a)	9,300	49,409

Meitec Corp.	24,300	385,120

Nomura Co. Ltd.	24,000	150,057

Outsourcing, Inc.	5,500	41,684

Pasona Group, Inc.(a)	5,000	69,087

Tanseisha Co. Ltd.(a)	13,000	68,258

UT Group Co. Ltd.	2,800	46,078

World Holdings Co. Ltd.	6,300	114,514

YAMADA Consulting Group Co. Ltd.	8,700	72,067

Total Professional Services		2,178,533

Real Estate Management & Development – 1.5%

Aoyama Zaisan Networks Co. Ltd.(a)	10,200	65,818

CRE, Inc.(a)	6,000	60,520

Dear Life Co. Ltd.	38,400	146,973

Goldcrest Co. Ltd.(a)	14,200	163,539

Heiwa Real Estate Co. Ltd.	9,568	262,427

Ichigo, Inc.	112,700	232,026

Katitas Co. Ltd.(a)	8,100	179,913

Keihanshin Building Co. Ltd.	14,400	121,670

SAMTY Co. Ltd.(a)	22,800	354,259

Starts Corp., Inc.	13,000	236,298

Sun Frontier Fudousan Co. Ltd.	46,500	359,805

Takara Leben Co. Ltd.	26,300	69,954

Total Real Estate Management & Development		2,253,202

Road & Rail – 1.3%

Alps Logistics Co. Ltd.	12,800	91,526

Fukuyama Transporting Co. Ltd.(a)	5,711	128,823

Hamakyorex Co. Ltd.	4,200	91,112

Maruzen Showa Unyu Co. Ltd.(a)	4,800	101,641

Nankai Electric Railway Co. Ltd.	13,300	271,614

Nikkon Holdings Co. Ltd.(a)	19,860	309,813

Nishi-Nippon Railroad Co. Ltd.(a)	7,800	155,413

Sakai Moving Service Co. Ltd.	2,100	67,971

Seino Holdings Co. Ltd.	38,200	306,138

Senko Group Holdings Co. Ltd.	61,256	405,848

Total Road & Rail		1,929,899

Semiconductors & Semiconductor Equipment – 1.1%

Ferrotec Holdings Corp.(a)	3,900	63,722

Furuya Metal Co. Ltd.	1,200	64,417

Japan Material Co. Ltd.(a)	10,900	139,163

MegaChips Corp.	3,000	52,292

Micronics Japan Co. Ltd.	7,900	64,567

Mimasu Semiconductor Industry Co. Ltd.	4,627	61,440

Mitsui High-Tec, Inc.(a)	2,500	117,621

Optorun Co. Ltd.	9,300	134,413

Shibaura Mechatronics Corp.	1,600	103,354

Tokyo Seimitsu Co. Ltd.	12,500	367,888

Ulvac, Inc.	8,200	290,622

Yamaichi Electronics Co. Ltd.	10,300	127,233

Total Semiconductors & Semiconductor Equipment		1,586,732

Software – 0.8%

Broadleaf Co. Ltd.(a)	23,400	81,478

Computer Engineering & Consulting Ltd.	14,500	147,359

Cresco Ltd.	7,800	88,376

Cybernet Systems Co. Ltd.	16,700	104,299

Fuji Soft, Inc.	2,700	152,586

Fukui Computer Holdings, Inc.	2,400	56,126

Miroku Jyoho Service Co. Ltd.	9,700	96,635

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

Investments	Shares	Value

Scala, Inc.(a)	15,900	$73,489

SRA Holdings(a)	12,600	258,973

Systena Corp.	44,400	123,619

WingArc1st, Inc.	3,200	40,656

Total Software		1,223,596

Specialty Retail – 3.4%

Adastria Co. Ltd.	13,300	196,819

Alleanza Holdings Co. Ltd.(a)	16,500	111,942

Alpen Co. Ltd.	7,500	107,050

Arclands Corp.(a)	8,816	88,254

Asahi Co. Ltd.	13,300	120,003

Autobacs Seven Co. Ltd.	49,400	478,488

Bic Camera, Inc.(a)	27,300	233,308

Chiyoda Co. Ltd.	16,791	91,063

DCM Holdings Co. Ltd.(a)	45,145	367,098

EDION Corp.(a)	45,739	372,245

Honeys Holdings Co. Ltd.	16,300	136,936

IDOM, Inc.	11,100	66,641

Joshin Denki Co. Ltd.(a)	10,100	132,299

Joyful Honda Co. Ltd.	17,400	214,457

K’s Holdings Corp.	86,400	713,310

Kohnan Shoji Co. Ltd.	6,600	154,119

Kojima Co. Ltd.	14,300	62,240

Komeri Co. Ltd.	8,437	161,110

Nafco Co. Ltd.(a)	11,400	124,440

Nextage Co. Ltd.	3,600	78,096

Nojima Corp.(a)	17,200	160,182

PAL GROUP Holdings Co. Ltd.	8,100	131,451

PC Depot Corp.(a)	16,600	30,735

T-Gaia Corp.(a)	22,000	249,114

VT Holdings Co. Ltd.	46,800	153,904

Xebio Holdings Co. Ltd.	10,300	68,598

Yellow Hat Ltd.	23,400	290,025

Total Specialty Retail		5,093,927

Technology Hardware, Storage & Peripherals – 1.3%

Eizo Corp.	7,500	188,089

Elecom Co. Ltd.(a)	22,100	220,473

Konica Minolta, Inc.(a)	272,200	838,725

MCJ Co. Ltd.	27,900	191,404

Riso Kagaku Corp.(a)	7,300	117,914

Roland DG Corp.	3,900	80,131

Toshiba TEC Corp.	5,500	142,112

Wacom Co. Ltd.	33,611	165,100

Total Technology Hardware, Storage & Peripherals		1,943,948

Textiles, Apparel & Luxury Goods – 1.0%

Baroque Japan Ltd.(a)	16,300	88,513

Fujibo Holdings, Inc.	3,700	83,972

Gunze Ltd.	5,983	159,759

Japan Wool Textile Co. Ltd.	26,625	195,900

Kurabo Industries Ltd.	9,376	127,803

Onward Holdings Co. Ltd.	54,033	109,003

Seiko Holdings Corp.(a)	9,000	187,468

Seiren Co. Ltd.(a)	11,011	160,055

Wacoal Holdings Corp.(a)	10,500	155,601

Yondoshi Holdings, Inc.(a)	15,000	178,037

Total Textiles, Apparel & Luxury Goods		1,446,111

Thrifts & Mortgage Finance – 0.1%

Aruhi Corp.(a)	17,700	168,141

Trading Companies & Distributors – 3.1%

Advan Group Co. Ltd.	18,100	101,914

Alconix Corp.	8,200	74,553

Chori Co. Ltd.	9,800	129,926

Daiichi Jitsugyo Co. Ltd.	2,800	74,379

Hanwa Co. Ltd.	6,822	161,896

Inaba Denki Sangyo Co. Ltd.	19,488	367,155

Inabata & Co. Ltd.(a)	38,641	623,083

Kamei Corp.	13,800	101,728

Kanamoto Co. Ltd.	9,528	135,865

Kanematsu Corp.	32,400	319,422

Kokusai Pulp & Paper Co. Ltd.	33,300	165,183

Nagase & Co. Ltd.	29,604	403,119

Nichiden Corp.	7,200	86,204

Nippon Steel Trading Corp.	14,900	517,786

Nishio Rent All Co. Ltd.	7,300	143,937

Onoken Co. Ltd.(a)	19,300	188,540

Sanyo Trading Co. Ltd.(a)	18,000	128,585

Sato Shoji Corp.	11,100	86,809

Shinsho Corp.	5,100	130,015

Trusco Nakayama Corp.	7,800	107,345

Wakita & Co. Ltd.	18,400	147,586

Yamazen Corp.	19,006	119,489

Yuasa Trading Co. Ltd.	8,200	198,563

Total Trading Companies & Distributors		4,513,082

Transportation Infrastructure – 0.7%

Kamigumi Co. Ltd.	28,400	524,658

Mitsubishi Logistics Corp.	18,300	431,124

Nissin Corp.	8,700	104,283

Total Transportation Infrastructure		1,060,065

Wireless Telecommunication Services – 0.3%

Okinawa Cellular Telephone Co.	25,000	440,430
TOTAL COMMON STOCKS (Cost: $209,597,120)		145,182,956

EXCHANGE-TRADED FUND – 0.3%

United States – 0.3%

WisdomTree Japan Hedged Equity Fund(a)(b) (Cost: $378,910)	5,852	360,951

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 11.2%

United States – 11.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c)
(Cost: $16,529,429)	16,529,429	16,529,429

TOTAL INVESTMENTS IN SECURITIES – 109.7% (Cost: $226,505,459)		162,073,336

Other Assets less Liabilities – (9.7)%		(14,265,745)

NET ASSETS – 100.0%		$147,807,591

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

September 30, 2022

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at September 30, 2022 (See Note 2). At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,223,185 and the total market value of the collateral held by the Fund was $31,501,648. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,972,219.

(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended September 30, 2022 were as follows:

Affiliate	Value at 3/31/2022	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/2022	Dividend Income
WisdomTree Japan Hedged Equity Fund	$380,663	$681,007	$664,676	$(10,979)	$(25,064)	$360,951	$8,397

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$145,182,956	$—	$—	$145,182,956
Exchange-Traded Fund	360,951	—	—	360,951
Investment of Cash Collateral for Securities Loaned	—	16,529,429	—	16,529,429
Total Investments in Securities	$145,543,907	$16,529,429	$—	$162,073,336

See Notes to Financial Statements.

76	WisdomTree Trust

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

September 30, 2022

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
ASSETS:

Investments, at cost	$65,006,677	$273,198,843	$99,644,883	$587,569,708	$224,193,864

Investment in affiliates, at cost (Note 3)	—	—	—	—	1,006,214

Foreign currency, at cost	13,596	299,818	99,880	331,558	207,664
Investments in securities, at value[1,2] (Note 2)	50,005,465	183,523,421	75,121,998	538,229,515	188,497,634

Investment in affiliates, at value (Note 3)	—	—	—	—	940,888

Cash	—	82,651	131,493	332,685	102,165

Foreign currency, at value	13,725	301,558	102,611	333,497	204,370

Unrealized appreciation on foreign currency contracts	6	—	—	—	—

Receivables:

Investment securities sold[3]	—	5,239,167	—	—	—

Dividends	67,457	391,991	281,657	2,289,899	852,050

Securities lending income	771	21,003	1,166	12,217	4,544

Foreign tax reclaims	231,019	1,402,774	258,213	1,557,022	421,937

Other (Note 6)	—	1,041,898	—	—	—
Total Assets	50,318,443	192,004,463	75,897,138	542,754,835	191,023,588
LIABILITIES:

Due to custodian	42,669	—	—	—	—

Unrealized depreciation on foreign currency contracts	3	—	—	—	449

Payables:

Cash collateral received for securities loaned (Note 2)	2,258,555	12,242,097	5,143,965	22,934,545	12,138,216

Capital shares redeemed	—	4,458,040	—	—	—

Advisory fees (Note 3)	25,473	95,328	36,696	219,645	89,252

Service fees (Note 2)	193	725	279	2,013	680

Other (Note 6)	—	1,126,152	—	—	—
Total Liabilities	2,326,893	17,922,342	5,180,940	23,156,203	12,228,597
NET ASSETS	$47,991,550	$174,082,121	$70,716,198	$519,598,632	$178,794,991
NET ASSETS:

Paid-in capital	$68,759,074	$528,551,276	$162,945,935	$740,015,329	$295,660,152

Total distributable earnings (loss)	(20,767,524)	(354,469,155)	(92,229,737)	(220,416,697)	(116,865,161)
NET ASSETS	$47,991,550	$174,082,121	$70,716,198	$519,598,632	$178,794,991
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,050,000	3,800,000	2,300,000	12,850,000	5,900,000
Net asset value per share	$23.41	$45.81	$30.75	$40.44	$30.30
[1] Includes market value of securities out on loan of:	$2,562,655	$17,629,333	$5,140,305	$37,646,446	$15,973,125
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$38,577	—	$33,463	—

See Notes to Financial Statements.

WisdomTree Trust	77

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

September 30, 2022

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
ASSETS:

Investments, at cost	$394,845,446	$148,797,750	$33,172,425	$404,306,797	$1,374,504,808

Investment in affiliates, at cost (Note 3)	374,308	—	—	—	25,394

Foreign currency, at cost	179,993	198,239	22,911	69,418	601,135
Investments in securities, at value[1,2] (Note 2)	370,555,378	116,680,559	29,651,013	302,928,795	1,053,480,380

Investment in affiliates, at value (Note 3)	320,938	—	—	—	24,532

Cash	32,288	4,469	15,167	120,033	603,068

Foreign currency, at value	183,346	200,796	23,068	69,543	603,638

Unrealized appreciation on foreign currency contracts	—	—	405,257	—	93

Receivables:

Investment securities sold[3]	—	—	—	9,050,803	1,777,612

Capital shares sold	39,329,244	40	—	108	—

Dividends	1,029,532	726,894	136,554	717,630	7,414,490

Securities lending income	2,641	3,856	484	6,612	81,214

Foreign tax reclaims	1,311,932	220,382	63,652	629,788	2,715,258

Other (Note 6)	—	—	—	—	552,261
Total Assets	412,765,299	117,836,996	30,295,195	313,523,312	1,067,252,546
LIABILITIES:

Unrealized depreciation on foreign currency contracts	2	—	367	—	1,938

Payables:

Cash collateral received for securities loaned (Note 2)	13,699,853	7,829,192	2,026,682	14,043,325	66,358,728

Investment securities purchased	38,594,048	—	—	—	—

Capital shares redeemed	—	—	—	9,272,610	—

Advisory fees (Note 3)	132,856	56,179	9,319	105,506	512,123

Service fees (Note 2)	1,219	426	108	1,105	3,901

Other (Note 6)	—	—	—	—	165,678
Total Liabilities	52,427,978	7,885,797	2,036,476	23,422,546	67,042,368
NET ASSETS	$360,337,321	$109,951,199	$28,258,719	$290,100,766	$1,000,210,178
NET ASSETS:

Paid-in capital	$492,429,687	$172,249,462	$33,798,354	$398,019,066	$1,554,045,722

Total distributable earnings (loss)	(132,092,366)	(62,298,263)	(5,539,635)	(107,918,300)	(553,835,544)
NET ASSETS	$360,337,321	$109,951,199	$28,258,719	$290,100,766	$1,000,210,178
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,600,000	2,300,000	1,300,000	10,950,000	19,400,000
Net asset value per share	$37.54	$47.80	$21.74	$26.49	$51.56
[1] Includes market value of securities out on loan of:	$18,415,945	$14,218,992	$2,591,281	$15,795,748	$127,985,825
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	—	—	—	$4,524

See Notes to Financial Statements.

78	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

September 30, 2022

WisdomTree Japan SmallCap Dividend Fund
ASSETS:

Investments, at cost	$226,126,549

Investment in affiliates, at cost (Note 3)	378,910

Foreign currency, at cost	82,216

Investments in securities, at value[1,2] (Note 2)	161,712,385

Investment in affiliates, at value (Note 3)	360,951

Cash	67,376

Foreign currency, at value	81,597

Receivables:

Investment securities sold	226,605

Dividends	1,688,651

Securities lending income	5,768

Foreign tax reclaims	267,789
Total Assets	164,411,122
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	16,529,429

Advisory fees (Note 3)	73,545

Service fees (Note 2)	557
Total Liabilities	16,603,531
NET ASSETS	$147,807,591
NET ASSETS:

Paid-in capital	$316,092,899

Total distributable earnings (loss)	(168,285,308)
NET ASSETS	$147,807,591
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,600,000
Net asset value per share	$56.85
[1] Includes market value of securities out on loan of:	$29,223,185
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	79

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended September 30, 2022

	WisdomTree Europe Quality Dividend Growth Fund	WisdomTree Europe SmallCap Dividend Fund	WisdomTree International AI Enhanced Value Fund	WisdomTree International Equity Fund	WisdomTree International High Dividend Fund
INVESTMENT INCOME:

Dividends	$1,519,577	$9,571,805	$3,005,197	$17,689,394	$7,114,001

Dividends from affiliates (Note 3)	—	57,688	—	—	87,261

Non-cash dividends	8,860	1,292,748	—	2,388,786	1,365,800

Securities lending income, net (Note 2)	13,310	159,371	24,333	150,135	62,620

Other income (Note 6)	—	1,317,848	15,938	93,905	—

Less:

Foreign withholding taxes on dividends	(164,405)	(1,095,027)	(277,688)	(1,503,246)	(530,795)

IRS closing agreement fee (Note 6)	—	(335,270)	—	—	—
Total investment income	1,377,342	10,969,163	2,767,780	18,818,974	8,098,887
EXPENSES:

Advisory fees (Note 3)	191,061	704,128	282,865	1,418,697	561,826

Service fees (Note 2)	1,449	5,342	2,146	13,005	4,263

Other expenses (Note 6)	—	284,775	4,242	24,141	—
Total expenses	192,510	994,245	289,253	1,455,843	566,089
Expense waivers (Note 3)	—	(1,414)	—	—	(1,527)
Net expenses	192,510	992,831	289,253	1,455,843	564,562
Net investment income	1,184,832	9,976,332	2,478,527	17,363,131	7,534,325
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(478,421)	(386,751)	(7,691,449)	(1,860,281)	(266,193)

Investment transactions in affiliates (Note 3)	—	(433,666)	—	—	(526,494)

In-kind redemptions	553,682	(2,534,418)	(1,186,933)	—	—

Foreign currency contracts	(4,456)	(52,587)	49,777	(82,266)	(7,182)

Foreign currency related transactions	(33,892)	(114,319)	(176,195)	(506,206)	(184,205)
Net realized gain (loss)	36,913	(3,521,741)	(9,004,800)	(2,448,753)	(984,074)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(18,691,442)	(86,073,231)	(15,535,836)	(154,718,011)	(51,037,303)

Investment transactions in affiliates (Note 3)	—	9,435	—	—	(87,108)

Foreign currency contracts	3	1,855	650	(10)	(324)

Translation of assets and liabilities denominated in foreign currencies	(21,192)	(532,589)	(31,984)	(189,883)	(56,161)
Net decrease in unrealized appreciation/depreciation	(18,712,631)	(86,594,530)	(15,567,170)	(154,907,904)	(51,180,896)
Net realized and unrealized loss on investments	(18,675,718)	(90,116,271)	(24,571,970)	(157,356,657)	(52,164,970)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,490,886)	$(80,139,939)	$(22,093,443)	$(139,993,526)	$(44,630,645)

See Notes to Financial Statements.

80	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended September 30, 2022

	WisdomTree International LargeCap Dividend Fund	WisdomTree International MidCap Dividend Fund	WisdomTree International Multifactor Fund	WisdomTree International Quality Dividend Growth Fund	WisdomTree International SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$10,499,614	$3,977,773	$875,026	$7,466,657	$39,685,013

Dividends from affiliates (Note 3)	18,410	—	—	—	272,942

Non-cash dividends	1,924,820	24,115	15,431	2,082,081	1,752,273

Securities lending income, net (Note 2)	66,421	60,084	23,100	53,730	521,480

Other income (Note 6)	—	—	—	—	997,645

Less: Foreign withholding taxes on dividends	(832,231)	(398,846)	(62,248)	(640,915)	(3,651,275)
Total investment income	11,677,034	3,663,126	851,309	8,961,553	39,578,078
EXPENSES:

Advisory fees (Note 3)	852,030	362,731	59,629	669,689	3,413,380

Service fees (Note 2)	7,809	2,751	690	7,016	25,895

Other expenses (Note 6)	—	—	—	—	225,030
Total expenses	859,839	365,482	60,319	676,705	3,664,305
Expense waivers (Note 3)	(498)	—	—	—	(11,634)
Net expenses	859,341	365,482	60,319	676,705	3,652,671
Net investment income	10,817,693	3,297,644	790,990	8,284,848	35,925,407
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,139,504)	(945,667)	(1,933,601)	(700,259)	(1,265,122)

Investment transactions in affiliates (Note 3)	(127,822)	—	—	—	(2,385,738)

In-kind redemptions	—	—	(5,665)	2,370,645	(505,545)

Foreign currency contracts	(45,775)	(12,668)	2,286,777	(58,399)	(54,367)

Foreign currency related transactions	(280,279)	(117,763)	(32,488)	(166,464)	(963,056)
Net realized gain (loss)	(1,593,380)	(1,076,098)	315,023	1,445,523	(5,173,828)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(90,174,395)	(35,662,247)	(5,384,165)	(108,273,261)	(331,451,753)

Investment transactions in affiliates (Note 3)	(53,370)	—	—	—	227,038

Foreign currency contracts	(2)	—	340,711	—	(3,554)

Translation of assets and liabilities denominated in foreign currencies	(127,735)	(24,176)	(7,749)	(70,817)	(672,280)
Net decrease in unrealized appreciation/depreciation	(90,355,502)	(35,686,423)	(5,051,203)	(108,344,078)	(331,900,549)
Net realized and unrealized loss on investments	(91,948,882)	(36,762,521)	(4,736,180)	(106,898,555)	(337,074,377)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(81,131,189)	$(33,464,877)	$(3,945,190)	$(98,613,707)	$(301,148,970)

See Notes to Financial Statements.

WisdomTree Trust	81

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended September 30, 2022

WisdomTree Japan SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$2,681,027

Dividends from affiliates (Note 3)	8,397

Securities lending income, net (Note 2)	21,533

Less: Foreign withholding taxes on dividends	(273,043)
Total investment income	2,437,914
EXPENSES:

Advisory fees (Note 3)	547,387

Service fees (Note 2)	4,153
Total expenses	551,540
Expense waivers (Note 3)	(307)
Net expenses	551,233
Net investment income	1,886,681
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss from:

Investment transactions	(647,712)

Investment transactions in affiliates (Note 3)	(10,979)

In-kind redemptions	(5,046,679)

Foreign currency contracts	2,432

Foreign currency related transactions	(375,254)
Net realized loss	(6,078,192)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	(22,225,211)

Investment transactions in affiliates (Note 3)	(25,064)

Foreign currency contracts	704

Translation of assets and liabilities denominated in foreign currencies	(40,638)
Net decrease in unrealized appreciation/depreciation	(22,290,209)
Net realized and unrealized loss on investments	(28,368,401)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,481,720)

See Notes to Financial Statements.

82	WisdomTree Trust

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Europe Quality Dividend Growth Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree International AI Enhanced Value Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,184,832	$1,962,084	$9,976,332	$9,068,092	$2,478,527	$7,150,496

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	36,913	1,586,007	(3,521,741)	49,203,140	(9,004,800)	12,748,134

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(18,712,631)	(2,620,967)	(86,594,530)	(57,010,630)	(15,567,170)	(18,626,236)
Net increase (decrease) in net assets resulting from operations	(17,490,886)	927,124	(80,139,939)	1,260,602	(22,093,443)	1,272,394
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(1,250,750)	(1,969,811)	(10,747,500)	(8,828,002)	(2,893,500)	(7,009,725)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,625,099	26,532,909	—	11,158,363	—	86,530,850

Cost of shares redeemed	(10,238,267)	—	(30,836,132)	(18,012,335)	(25,878,698)	(103,559,834)
Net increase (decrease) in net assets resulting from capital share transactions	(5,613,168)	26,532,909	(30,836,132)	(6,853,972)	(25,878,698)	(17,028,984)
Net Increase (Decrease) in Net Assets	(24,354,804)	25,490,222	(121,723,571)	(14,421,372)	(50,865,641)	(22,766,315)
NET ASSETS:

Beginning of period	$72,346,354	$46,856,132	$295,805,692	$310,227,064	$121,581,839	$144,348,154

End of period	$47,991,550	$72,346,354	$174,082,121	$295,805,692	$70,716,198	$121,581,839
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,300,000	1,500,000	4,350,000	4,450,000	3,000,000	3,400,000

Shares created	150,000	800,000	—	150,000	—	2,000,000

Shares redeemed	(400,000)	—	(550,000)	(250,000)	(700,000)	(2,400,000)
Shares outstanding, end of period	2,050,000	2,300,000	3,800,000	4,350,000	2,300,000	3,000,000

See Notes to Financial Statements.

WisdomTree Trust	83

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Equity Fund		WisdomTree International High Dividend Fund		WisdomTree International LargeCap Dividend Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$17,363,131	$22,049,629	$7,534,325	$8,707,341	$10,817,693	$13,317,196

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(2,448,753)	5,959,349	(984,074)	2,422,107	(1,593,380)	4,648,519

Net increase (decrease) in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(154,907,904)	415,707	(51,180,896)	660,813	(90,355,502)	7,274,413
Net increase (decrease) in net assets resulting from operations	(139,993,526)	28,424,685	(44,630,645)	11,790,261	(81,131,189)	25,240,128
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(18,028,250)	(22,558,337)	(7,703,500)	(8,671,887)	(11,144,000)	(13,525,175)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	43,192,061	64,690,387	29,494,946	21,973,614	70,805,517	24,586,877

Cost of shares redeemed	—	(38,753,146)	—	(6,142,830)	—	(7,211,803)
Net increase in net assets resulting from capital share transactions	43,192,061	25,937,241	29,494,946	15,830,784	70,805,517	17,375,074
Net Increase (Decrease) in Net Assets	(114,829,715)	31,803,589	(22,839,199)	18,949,158	(21,469,672)	29,090,027
NET ASSETS:

Beginning of period	$634,428,347	$602,624,758	$201,634,190	$182,685,032	$381,806,993	$352,716,966

End of period	$519,598,632	$634,428,347	$178,794,991	$201,634,190	$360,337,321	$381,806,993
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	11,950,000	11,450,000	5,050,000	4,650,000	7,800,000	7,450,000

Shares created	900,000	1,250,000	850,000	550,000	1,800,000	500,000

Shares redeemed	—	(750,000)	—	(150,000)	—	(150,000)
Shares outstanding, end of period	12,850,000	11,950,000	5,900,000	5,050,000	9,600,000	7,800,000

See Notes to Financial Statements.

84	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International MidCap Dividend Fund		WisdomTree International Multifactor Fund		WisdomTree International Quality Dividend Growth Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,297,644	$5,409,875	$790,990	$1,104,597	$8,284,848	$9,409,991

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(1,076,098)	5,632,037	315,023	2,276,857	1,445,523	9,097,988

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(35,686,423)	(10,864,182)	(5,051,203)	(2,159,096)	(108,344,078)	(21,788,396)
Net increase (decrease) in net assets resulting from operations	(33,464,877)	177,730	(3,945,190)	1,222,358	(98,613,707)	(3,280,417)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(3,442,000)	(5,307,913)	(682,500)	(1,281,800)	(8,620,500)	(8,948,267)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,005,334	—	—	—	53,265,648	236,774,497

Cost of shares redeemed	—	(3,421,536)	—	(5,192,465)	(29,670,385)	(41,113,302)
Net increase (decrease) in net assets resulting from capital share transactions	11,005,334	(3,421,536)	—	(5,192,465)	23,595,263	195,661,195
Net Increase (Decrease) in Net Assets	(25,901,543)	(8,551,719)	(4,627,690)	(5,251,907)	(83,638,944)	183,432,511
NET ASSETS:

Beginning of period	$135,852,742	$144,404,461	$32,886,409	$38,138,316	$373,739,710	$190,307,199

End of period	$109,951,199	$135,852,742	$28,258,719	$32,886,409	$290,100,766	$373,739,710
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,100,000	2,150,000	1,300,000	1,500,000	10,150,000	5,150,000

Shares created	200,000	—	—	—	1,800,000	6,050,000

Shares redeemed	—	(50,000)	—	(200,000)	(1,000,000)	(1,050,000)
Shares outstanding, end of period	2,300,000	2,100,000	1,300,000	1,300,000	10,950,000	10,150,000

See Notes to Financial Statements.

WisdomTree Trust	85

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree International SmallCap Dividend Fund		WisdomTree Japan SmallCap Dividend Fund

	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$35,925,407	$44,202,057	$1,886,681	$5,176,789

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(5,173,828)	151,859,396	(6,078,192)	(457,146)

Net decrease in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(331,900,549)	(202,257,174)	(22,290,209)	(29,534,772)
Net decrease in net assets resulting from operations	(301,148,970)	(6,195,721)	(26,481,720)	(24,815,129)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(40,867,750)	(47,038,894)	(3,186,262)	(4,540,106)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	20,739,521	381,404,109	—	70,804,885

Cost of shares redeemed	(8,875,297)	(401,325,182)	(35,672,780)	(18,441,877)
Net increase (decrease) in net assets resulting from capital share transactions	11,864,224	(19,921,073)	(35,672,780)	52,363,008
Net Increase (Decrease) in Net Assets	(330,152,496)	(73,155,688)	(65,340,762)	23,007,773
NET ASSETS:

Beginning of period	$1,330,362,674	$1,403,518,362	$213,148,353	$190,140,580

End of period	$1,000,210,178	$1,330,362,674	$147,807,591	$213,148,353
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	19,200,000	19,450,000	3,200,000	2,500,000

Shares created	350,000	5,050,000	—	950,000

Shares redeemed	(150,000)	(5,300,000)	(600,000)	(250,000)
Shares outstanding, end of period	19,400,000	19,200,000	2,600,000	3,200,000

See Notes to Financial Statements.

86	WisdomTree Trust

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Quality Dividend Growth Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018
Net asset value, beginning of period	$31.45	$31.24	$22.13	$25.06	$26.24	$23.17
Investment operations:

Net investment income[1]	0.50	1.08	0.66	0.62	0.61	0.53

Net realized and unrealized gain (loss)	(8.00)	0.21 [2]	9.10	(2.93)	(1.05)	2.94
Total from investment operations	(7.50)	1.29 [2]	9.76	(2.31)	(0.44)	3.47
Dividends to shareholders:

Net investment income	(0.54)	(1.08)	(0.65)	(0.62)	(0.74)	(0.40)
Net asset value, end of period	$23.41	$31.45	$31.24	$22.13	$25.06	$26.24

TOTAL RETURN[3]	(23.99)%	4.02%	44.43%	(9.46)%	(1.62)%	15.03%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$47,992	$72,346	$46,856	$25,450	$41,342	$72,163

Ratios to average net assets of:

Expenses	0.58%[4,5]	0.59%[5]	0.58%	0.58%	0.58%	0.58%

Net investment income	3.60%[4]	3.26%	2.37%	2.42%	2.41%	2.02%
Portfolio turnover rate[6]	3%	53%	61%	43%	42%	18%

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$68.00		$69.71	$41.06	$58.54	$69.55	$59.16
Investment operations:

Net investment income[1]	2.41		2.03	1.31	2.43	2.57	1.88

Net realized and unrealized gain (loss)	(22.00)		(1.79)	28.62	(17.41)	(10.87)	10.39
Total from investment operations	(19.59)		0.24	29.93	(14.98)	(8.30)	12.27
Dividends to shareholders:

Net investment income	(2.60)		(1.95)	(1.28)	(2.50)	(2.71)	(1.88)
Net asset value, end of period	$45.81		$68.00	$69.71	$41.06	$58.54	$69.55

TOTAL RETURN[3]	(29.32)%		0.18%	73.76%	(26.54)%	(12.19)%	20.94%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$174,082		$295,806	$310,227	$320,231	$667,402	$1,224,082

Ratios to average net assets[7] of:

Expenses[8]	0.70	%[4],5	0.73%[5]	0.58%	0.58%	0.58%	0.58%

Net investment income	7.79%[4]		2.77%	2.39%	4.15%	4.06%	2.76%
Portfolio turnover rate[6]	8%		68%	92%	50%	52%	33%
[1]	Based on average shares outstanding.

[2]

The amount per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Europe SmallCap Dividend Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

Included in the expense ratio are “Other fees” described in Note 6 (which are not annualized for the fiscal period ended September 30, 2022). Without these expenses, the expense ratio would have been 0.58%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

See Notes to Financial Statements.

WisdomTree Trust	87

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International AI Enhanced Value Fund	For the Six Months Ended September 30, 2022 (unaudited)		For the Year Ended March 31, 2022[1]	For the Year Ended March 31, 2021[1]	For the Year Ended March 31, 2020[1]	For the Year Ended March 31, 2019[1]	For the Year Ended March 31, 2018[1]
Net asset value, beginning of period	$40.53		$42.46	$31.66	$41.19	$43.18	$39.72
Investment operations:

Net investment income[2]	0.94		2.14	1.64	1.69	1.74	1.58

Net realized and unrealized gain (loss)	(9.59)		(1.98)	10.78	(9.52)	(1.98)	3.45
Total from investment operations	(8.65)		0.16	12.42	(7.83)	(0.24)	5.03
Dividends to shareholders:

Net investment income	(1.13)		(2.09)	(1.62)	(1.70)	(1.75)	(1.57)
Net asset value, end of period	$30.75		$40.53	$42.46	$31.66	$41.19	$43.18

TOTAL RETURN[3]	(21.61)%		0.30%	39.87%	(19.77)%	(0.49)%	12.84%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$70,716		$121,582	$144,348	$106,061	$179,189	$198,646

Ratios to average net assets of:

Expenses[4]	0.59	%[5],12	0.58%[6,7]	0.58%[7]	0.58%[7]	0.58%[7]	0.58%[7]

Net investment income	5.07%[5]		5.03%[7]	4.34%[7]	4.17%[7]	4.17%[7]	3.73%[7]
Portfolio turnover rate[8]	83%		99%[9,10]	61%	45%	41%	35%

WisdomTree International Equity Fund	For the Six Months Ended September 30, 2022 (unaudited)		For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$53.09		$52.63	$39.65	$50.59	$54.63	$49.57
Investment operations:

Net investment income[2]	1.39		1.94	1.47	1.69	1.86	1.70

Net realized and unrealized gain (loss)	(12.59)		0.50	12.99	(10.88)	(3.98)	4.98
Total from investment operations	(11.20)		2.44	14.46	(9.19)	(2.12)	6.68
Dividends to shareholders:

Net investment income	(1.45)		(1.98)	(1.48)	(1.75)	(1.92)	(1.62)
Net asset value, end of period	$40.44		$53.09	$52.63	$39.65	$50.59	$54.63

TOTAL RETURN[3]	(21.32)%		4.62%	36.92%	(18.80)%	(3.89)%	13.61%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$519,599		$634,428	$602,625	$580,910	$837,260	$914,993

Ratios to average net assets of:

Expenses[4]	0.49	%[5],12	0.49%[7,11]	0.48%[7]	0.48%[7]	0.48%[7]	0.48%[7]

Net investment income	5.86%[5]		3.58%[7]	3.13%[7]	3.36%[7]	3.59%[7]	3.15%[7]
Portfolio turnover rate[8]	3%		31%	47%	23%	15%	19%
[1]

The information reflects the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund through January 17, 2022 and the investment objective and strategy of the WisdomTree International AI Enhanced Value Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been unchanged.

[7]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[8]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[9]	The increase in the portfolio turnover rate was primarily a result of the change in investment objective and strategy on January 18, 2022.

[10]	On January 7, 2022, Voya Investment Management Co., LLC replaced Mellon Investments Corporation as sub-advisor to the Fund.

[11]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

[12]

Included in the expense ratio are “Other fees” described in Note 6 (which are not annualized). Without these expenses, the expense ratio would have been 0.58% for the WisdomTree International AI Enhanced Value Fund and 0.48% for the WisdomTree International Equity Fund.

See Notes to Financial Statements.

88	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International High Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$39.93	$39.29	$29.53	$40.30	$43.25	$40.39
Investment operations:

Net investment income[1]	1.39	1.90	1.54	1.65	1.78	1.66

Net realized and unrealized gain (loss)	(9.62)	0.63	9.73	(10.75)	(2.89)	2.79
Total from investment operations	(8.23)	2.53	11.27	(9.10)	(1.11)	4.45
Dividends to shareholders:

Net investment income	(1.40)	(1.89)	(1.51)	(1.67)	(1.84)	(1.59)
Net asset value, end of period	$30.30	$39.93	$39.29	$29.53	$40.30	$43.25

TOTAL RETURN[2]	(20.90)%	6.61%	38.88%	(23.48)%	(2.53)%	11.12%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$178,795	$201,634	$182,685	$174,236	$251,852	$335,180

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.59%[6]	0.58%	0.58%	0.58%	0.58%

Net investment income	7.78%[5]	4.80%	4.43%	4.18%	4.32%	3.83%
Portfolio turnover rate[7]	4%	40%	57%	34%	24%	26%

WisdomTree International Large Cap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$48.95	$47.34	$36.81	$46.37	$49.48	$45.45
Investment operations:

Net investment income[1]	1.33	1.79	1.42	1.56	1.81	1.62

Net realized and unrealized gain (loss)	(11.36)	1.63	10.55	(9.52)	(3.09)	3.97
Total from investment operations	(10.03)	3.42	11.97	(7.96)	(1.28)	5.59
Dividends to shareholders:

Net investment income	(1.38)	(1.81)	(1.44)	(1.60)	(1.83)	(1.56)
Net asset value, end of period	$37.54	$48.95	$47.34	$36.81	$46.37	$49.48

TOTAL RETURN[2]	(20.71)%	7.27%	32.91%	(17.78)%	(2.55)%	12.41%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$360,337	$381,807	$352,717	$327,622	$389,510	$442,860

Ratios to average net assets[3] of:

Expenses[4]	0.48%[5]	0.49%[8]	0.48%	0.48%	0.48%	0.48%

Net investment income	6.09%[5]	3.63%	3.33%	3.38%	3.83%	3.30%
Portfolio turnover rate[7]	1%	30%	38%	14%	14%	16%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

WisdomTree Trust	89

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Midcap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$64.69	$67.16	$47.06	$61.98	$68.12	$59.88
Investment operations:

Net investment income[1]	1.52	2.54	1.51	2.03	2.00	1.84

Net realized and unrealized gain (loss)	(16.83)	(2.53)	20.12	(14.87)	(6.17)	8.17
Total from investment operations	(15.31)	0.01	21.63	(12.84)	(4.17)	10.01
Dividends to shareholders:

Net investment income	(1.58)	(2.48)	(1.53)	(2.08)	(1.97)	(1.77)
Net asset value, end of period	$47.80	$64.69	$67.16	$47.06	$61.98	$68.12

TOTAL RETURN[2]	(23.93)%	(0.13)%	46.54%	(21.43)%	(6.16)%	16.87%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$109,951	$135,853	$144,404	$169,413	$278,924	$286,089

Ratios to average net assets of:

Expenses	0.58%[3]	0.59%[4]	0.58%	0.58%	0.58%[5,6]	0.58%[5,6]

Net investment income	5.27%[3]	3.75%	2.63%	3.30%	3.12%[5]	2.76%[5]
Portfolio turnover rate[7]	4%	44%	62%	33%	28%	23%

WisdomTree International Multifactor Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period August 10, 2018* through March 31, 2019
Net asset value, beginning of period	$25.30	$25.43	$20.88	$24.72	$24.75
Investment operations:

Net investment income[1]	0.61	0.79	0.59	0.75	0.55

Net realized and unrealized gain (loss)	(3.64)	0.00 [8]	4.53	(3.88)	(0.27)
Total from investment operations	(3.03)	0.79	5.12	(3.13)	0.28
Dividends to shareholders:

Net investment income	(0.53)	(0.92)	(0.57)	(0.71)	(0.31)
Net asset value, end of period	$21.74	$25.30	$25.43	$20.88	$24.72

TOTAL RETURN[2]	(12.09)%	3.03%	24.70%	(13.08)%	1.18%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$28,259	$32,886	$38,138	$33,408	$19,778

Ratios to average net assets of:

Expenses	0.38%[3]	0.39%[9]	0.38%	0.38%[5,6]	0.38%[3]

Net investment income	5.04%[3]	3.01%	2.47%	3.04%[5]	3.61%[3]
Portfolio turnover rate[7]	46%	105%	123%	132%	114%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	Annualized.

[4]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	Amount represents less than $0.005.

[9]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.38%.

See Notes to Financial Statements.

90	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Quality Dividend Growth Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Period Ended March 31, 2019	For the Period Ended March 31, 2018
Net asset value, beginning of period	$36.82	$36.95	$25.87	$28.62	$30.50	$26.14
Investment operations:

Net investment income[1]	0.82	1.22	0.91	0.70	0.58	0.65

Net realized and unrealized gain (loss)	(10.29)	(0.27)[2]	10.98	(2.77)	(1.95)	4.12
Total from investment operations	(9.47)	0.95 [2]	11.89	(2.07)	(1.37)	4.77
Dividends to shareholders:

Net investment income	(0.86)	(1.08)	(0.81)	(0.68)	(0.51)	(0.41)
Net asset value, end of period	$26.49	$36.82	$36.95	$25.87	$28.62	$30.50

TOTAL RETURN[3]	(25.89)%	2.46%	46.22%	(7.43)%	(4.43)%	18.33%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$290,101	$373,740	$190,307	$68,551	$71,541	$24,396

Ratios to average net assets of:

Expenses, net of expense waivers	0.42%[4]	0.42%	0.41%[5]	0.38%[6]	0.38%[6]	0.38%[6]

Expenses, prior to expense waivers	0.42%[4]	0.42%	0.44%	0.48%	0.48%	0.48%

Net investment income	5.20%[4]	3.16%	2.73%	2.38%	2.05%	2.18%
Portfolio turnover rate[7]	1%	63%	66%	51%	55%	39%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$69.29	$72.16	$48.29	$65.74	$75.80	$65.18
Investment operations:

Net investment income[1]	1.87	2.27	1.55	2.36	2.19	2.07

Net realized and unrealized gain (loss)	(17.46)	(2.72)	23.97	(17.32)	(10.01)	10.76
Total from investment operations	(15.59)	(0.45)	25.52	(14.96)	(7.82)	12.83
Dividends to shareholders:

Net investment income	(2.14)	(2.42)	(1.65)	(2.49)	(2.24)	(2.21)
Net asset value, end of period	$51.56	$69.29	$72.16	$48.29	$65.74	$75.80

TOTAL RETURN[3]	(22.76)%	(0.79)%	53.46%	(23.58)%	(10.41)%	19.91%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$1,000,210	$1,330,363	$1,403,518	$1,161,439	$1,673,095	$1,940,467

Ratios to average net assets[8] of:

Expenses[9]	0.60%[4,11]	0.61%[10]	0.58%	0.58%	0.58%	0.58%

Net investment income	6.04%[4]	3.08%	2.54%	3.63%	3.15%	2.83%
Portfolio turnover rate[7]	5%	55%	74%	50%	35%	28%
[1]	Based on average shares outstanding.

[2]

The amount per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through July 31, 2020. On July 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.42%.

[6]	Effective April 7, 2016, the investment advisor contractually agreed to limit the advisory fee to 0.38% through July 31, 2020, unless earlier terminated by the Board of Trustees of the Trust.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[9]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[10]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.58%.

[11]	Included in the expense ratio are “Other fees” described in Note 6 (which are not annualized). Without these expenses, the expense ratio would have been 0.58%.

See Notes to Financial Statements.

WisdomTree Trust	91

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2022 (unaudited)	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Net asset value, beginning of period	$66.61	$76.06	$58.64	$68.10	$80.93	$66.48
Investment operations:

Net investment income[1]	0.61	1.71	1.17	1.14	1.00	1.47

Net realized and unrealized gain (loss)	(9.37)	(9.68)	18.13	(8.95)	(12.61)	14.27
Total from investment operations	(8.76)	(7.97)	19.30	(7.81)	(11.61)	15.74
Dividends to shareholders:

Net investment income	(1.00)	(1.48)	(1.88)	(1.65)	(1.22)	(1.29)
Net asset value, end of period	$56.85	$66.61	$76.06	$58.64	$68.10	$80.93

TOTAL RETURN[2]	(13.21)%	(10.62)%	33.27%	(11.85)%	(14.38)%	23.84%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$147,808	$213,148	$190,141	$237,503	$616,294	$1,100,591

Ratios to average net assets[3] of:

Expenses[4]	0.58%[5]	0.58%	0.58%	0.58%	0.58%	0.58%

Net investment income	2.00%[5]	2.34%	1.73%	1.67%	1.35%	1.94%
Portfolio turnover rate[6]	2%	36%	43%	38%	42%	18%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[4]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[5]	Annualized.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

92	WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund’’)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree International AI Enhanced Value Fund (“International AI Enhanced Value Fund’’)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund’’)	June 16, 2006
WisdomTree International High Dividend Fund (“International High Dividend Fund’’)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund’’)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund’’)	June 16, 2006
WisdomTree International Multifactor Fund (“International Multifactor Fund’’)	August 10, 2018
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund’’)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund’’)	June 16, 2006
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund’’)	June 16, 2006

Each Fund, except for the International AI Enhanced Value Fund and International Multifactor Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree’’) or an Index developed by a third party. The International AI Enhanced Value Fund is actively managed using a model-based approach seeking income and capital appreciation. The International Multifactor Fund is actively managed using a model-based approach seeking capital appreciation. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (‘‘WTAM’’), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale

WisdomTree Trust	93

Notes to Financial Statements (unaudited) (continued)

price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (‘‘Spot Contracts’’) and foreign currency contracts having a settlement period greater than two business days after the trade date (‘‘Forward Contracts’’) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WTAM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt

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Notes to Financial Statements (unaudited) (continued)

ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended September 30, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the fiscal period ended September 30, 2022 and open positions in such derivatives as of September 30, 2022 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The maximum exposure to derivatives agreements with credit risk would be the total value of derivatives in net liability positions for each Fund, as disclosed in the table included in Note 2—Master Netting Arrangements. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of September 30, 2022, if any, is reflected as a footnote within each Fund’s Schedule of Investments.

As of September 30, 2022, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

	Asset Derivatives		Liability Derivatives

Fund	Balance Sheet Location	Value	Balance Sheet Location	Value
Europe Quality Dividend Growth Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$6	Unrealized depreciation on foreign currency contracts	$3
International High Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	449
International Large Cap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	2
International Multifactor Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	405,257	Unrealized depreciation on foreign currency contracts	367
International SmallCap Dividend Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	93	Unrealized depreciation on foreign currency contracts	1,938

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Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2022, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Europe Quality Dividend Growth Fund
Foreign currency risk	$(4,456)	$3
Europe SmallCap Dividend Fund
Foreign currency risk	(52,587)	1,855
International AI Enhanced Value Fund
Foreign currency risk	49,777	650
International Equity Fund
Foreign currency risk	(82,266)	(10)
International High Dividend Fund
Foreign currency risk	(7,182)	(324)
International Large Cap Dividend Fund
Foreign currency risk	(45,775)	(2)
International Midcap Dividend Fund
Foreign currency risk	(12,668)	—
International Multifactor Fund
Foreign currency risk	2,286,777	340,711
International Quality Dividend Growth Fund
Foreign currency risk	(58,399)	—
International SmallCap Dividend Fund
Foreign currency risk	(54,367)	(3,554)
Japan SmallCap Dividend Fund
Foreign currency risk	2,432	704

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Foreign currency risk	Net realized gain (loss) from foreign currency contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts

During the six months ended September 30, 2022, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Europe Quality Dividend Growth Fund
Foreign currency risk	$—	$12,481
Europe SmallCap Dividend Fund
Foreign currency risk[1]	109,310	479,238
International AI Enhanced Value Fund
Foreign currency risk[1]	240,681	314,393
International Equity Fund
Foreign currency risk[1]	220,714	—
International High Dividend Fund
Foreign currency risk	109,158	43,888
International Large Cap Dividend Fund
Foreign currency risk	32,382	15,330
International Midcap Dividend Fund
Foreign currency risk[1]	24,730	14,937
International Multifactor Fund
Foreign currency risk	4,822,940	22,858,957

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Notes to Financial Statements (unaudited) (continued)

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
International Quality Dividend Growth Fund
Foreign currency risk[1]	28,055	76,875
International SmallCap Dividend Fund
Foreign currency risk	17,808	1,176,599
Japan SmallCap Dividend Fund
Foreign currency risk[1]	—	35,793
[1]	The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date or as soon as practicable (with respect to foreign dividends) after the existence of a dividend declaration has been determined, at the fair value of securities to be received. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, except for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (‘‘CCO’’); (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Under the investment advisory agreement for Funds that commenced operations on or after March 26, 2013, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act;

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Notes to Financial Statements (unaudited) (continued)

(viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the International Multifactor Fund, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the period ended September 30, 2022, the Funds, except for the International Multifactor Fund, utilized foreign currency contracts primarily to facilitate foreign security settlements. The International Multifactor Fund utilized foreign currency contracts primarily to offset applicable international currency exposure from certain positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss)” from foreign currency contracts on the Statements of Operations.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend income earned on the securities loaned is accounted for in the same manner as other dividend income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting

98	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of September 30, 2022, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
Europe Quality Dividend Growth Fund
Securities Lending	$2,562,655	$—	$(2,562,655)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	6	—	—	6	3	—	—	3
Europe SmallCap Dividend Fund
Securities Lending	17,629,333	—	(17,629,333)[1]	—	—	—	—	—
International AI Enhanced Value Fund
Securities Lending	5,140,305	—	(5,140,305)[1]	—	—	—	—	—
International Equity Fund
Securities Lending	37,646,446	—	(37,646,446)[1]	—	—	—	—	—
International High Dividend Fund
Securities Lending	15,973,125	—	(15,973,125)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	449	—	—	449
International Large Cap Dividend Fund
Securities Lending	18,415,945	—	(18,415,945)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	2	—	—	2
International Midcap Dividend Fund
Securities Lending	14,218,992	—	(14,218,992)[1]	—	—	—	—	—
International Multifactor Fund
Securities Lending	2,591,281	—	(2,591,281)[1]	—	—	—	—	—
Foreign Currency Contracts	405,257	(367)	—	404,890	367	(367)	—	—

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Notes to Financial Statements (unaudited) (continued)

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund		Financial Instruments	Collateral Received	Net Amount		Financial Instruments	Collateral Posted	Net Amount
International Quality Dividend Growth Fund
Securities Lending	15,795,748	—	(15,795,748)[1]	—	—	—	—	—
International SmallCap Dividend Fund
Securities Lending	127,985,825	—	(127,985,825)[1]	—	—	—	—	—
Foreign Currency Contracts	93	—	—	93	1,938	—	—	1,938
Japan SmallCap Dividend Fund
Securities Lending	29,223,185	—	(29,223,185)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (‘‘Mellon’’) to provide sub-advisory services to the Funds, except for the International AI Enhanced Value Fund. Prior to January 7, 2022, sub-advisory services for the International AI Enhanced Value Fund were provided by Mellon and thereafter by Voya IM. Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

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Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Europe Quality Dividend Growth Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
International AI Enhanced Value Fund	0.58%
International Equity Fund	0.48%
International High Dividend Fund	0.58%
International Large Cap Dividend Fund	0.48%
International Midcap Dividend Fund	0.58%
International Multifactor Fund	0.38%
International Quality Dividend Growth Fund	0.42%
International SmallCap Dividend Fund	0.58%
Japan SmallCap Dividend Fund	0.58%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended September 30, 2022, as applicable, are included in an ‘‘Investment in Affiliates’’ supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of the advisory fees, that it would otherwise charge, in an amount equal to the indirect AFFEs (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) attributable to each Fund’s investment in affiliated ETFs. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended September 30, 2022, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At September 30, 2022		For the fiscal period ended September 30, 2022

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Europe Quality Dividend Growth Fund	—	$—	$41
International Equity Fund	88	3,533	120
International Multifactor Fund	387	8,398	211
International Quality Dividend Growth Fund	357	9,393	283
International SmallCap Dividend Fund	538	27,675	1,033

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2022, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof. Except when aggregated in creation units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities and/or an amount of cash. Investors purchasing and redeeming creation units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended September 30, 2022 are shown in the following table. Realized gains and losses on

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Notes to Financial Statements (unaudited) (continued)

sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

			In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales
Europe Quality Dividend Growth Fund	$2,448,895	$2,216,786	$4,602,974	$10,131,322
Europe SmallCap Dividend Fund	18,529,313	19,006,709	—	30,627,284
International AI Enhanced Value Fund	79,490,709	79,594,202	—	25,613,905
International Equity Fund	20,280,107	16,727,357	39,903,296	—
International High Dividend Fund	12,213,770	8,118,215	26,016,257	—
International LargeCap Dividend Fund	12,878,446	4,647,616	62,118,442	—
International MidCap Dividend Fund	6,079,573	5,366,532	10,204,448	—
International Multifactor Fund	16,564,483	14,147,407	—	—
International Quality Dividend Growth Fund	12,729,401	4,335,399	45,650,485	28,809,330
International SmallCap Dividend Fund	60,804,770	59,444,696	19,887,208	8,672,055
Japan SmallCap Dividend Fund	3,469,429	3,684,966	—	35,911,348

6. FEDERAL INCOME TAXES

At September 30, 2022, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Europe Quality Dividend Growth Fund	$65,029,116	$698,661	$(15,722,312)	$(15,023,651)	$—	$—	$—	$(15,023,651)
Europe SmallCap Dividend Fund	273,199,355	7,326,914	(97,002,848)	(89,675,934)	—	—	—	(89,675,934)
International AI Enhanced Value Fund	99,772,420	55,162	(24,705,584)	(24,650,422)	—	—	—	(24,650,422)
International Equity Fund	590,145,960	40,042,029	(91,958,474)	(51,916,445)	—	—	—	(51,916,445)
International High Dividend Fund	225,450,652	3,062,577	(39,074,707)	(36,012,130)	—	—	—	(36,012,130)
International LargeCap Dividend Fund	396,094,661	23,669,633	(48,887,978)	(25,218,345)	—	(2)	(2)	(25,218,347)
International MidCap Dividend Fund	149,086,824	3,284,702	(35,690,967)	(32,406,265)	—	—	—	(32,406,265)
International Multifactor Fund	33,233,943	654,025	(4,236,955)	(3,582,930)	14,093	(2)	14,091	(3,568,839)
International Quality Dividend Growth Fund	406,372,945	1,619,497	(105,063,647)	(103,444,150)	—	—	—	(103,444,150)
International SmallCap Dividend Fund	1,382,660,895	46,341,367	(375,497,350)	(329,155,983)	93	(1,938)	(1,845)	(329,157,828)
Japan SmallCap Dividend Fund	226,992,744	2,142,198	(67,061,606)	(64,919,408)	—	—	—	(64,919,408)
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign withholding taxes, as applicable, are accrued based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Foreign withholding taxes are accrued and applied to foreign income, net realized capital gains and net unrealized appreciation, as applicable, as the foreign income is earned or capital gains and unrealized appreciation are recorded. The dollar amount of applicable foreign withholding taxes on foreign income is included net in the Statements of Operations in “Less: Foreign withholding taxes,” the foreign capital gains tax applicable on the disposal of securities is included in the Statements of Operations in “Net realized gain (loss) from investment

102	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

transactions” and the dollar amount of deferred foreign capital gains tax applicable on the unrealized appreciation on securities held is included in the Statements of Operations in “Net increase (decrease) in unrealized appreciation/depreciation from investment transactions”. The Funds record a foreign tax reclaim receivable on the ex-dividend date if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims that have been recorded but not yet received are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. At September 30, 2022, the Europe SmallCap Dividend Fund and the International SmallCap Dividend Fund recognized ECJ tax reclaim receivables of $1,041,898 and $552,261, respectively, in the Statements of Assets and Liabilities in “Other receivables” that were “more likely than not” to be sustained by tax authorities and the estimated cost of $1,126,152 and $165,678, respectively, to file for these reclaims is reflected in “Other liabilities” on the Statements of Assets and Liabilities. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended September 30, 2022, the ECJ tax reclaims recognized by the Funds, except for the Europe SmallCap Dividend Fund, did not exceed the foreign withholding taxes of the respective Funds. During the fiscal period ended September 30, 2022, the Europe SmallCap Dividend Fund recognized ECJ tax reclaims in excess of its foreign withholding taxes during the fiscal period. The Europe SmallCap Dividend Fund expects to enter into a closing agreement with the Internal Revenue Service and has recognized estimated closing agreement fees of $335,270 which are shown on the Statements of Operations in “Investment Income: Less IRS closing agreement fee”.

7. RECENT REGULATORY UPDATEÐ

Effective August 19, 2022, the Funds have adopted policies and procedures reasonably designed to comply with new regulations issued by the SEC governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework used by the Funds prior to August 19, 2022 to comply with Section 18 of the 1940 Act, and requires funds, whose use of derivatives is greater than a limited specified amount, to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Rule 18f-4 has not had a material impact on the Funds’ financial statements.

The fair valuation Rule 2a-5 went into effect on September 8, 2022. The Rule sets forth requirements for determining the fair value of portfolio securities and establishes a framework focused on process, testing and oversight. The Rule allows fund boards to designate a valuation designee responsible for performing fair value determinations in good faith. WTAM has been designated as the Valuation Designee for the Funds and is responsible for assessing material risks, establishing fair value methodologies, testing the appropriateness and accuracy of the methodologies and overseeing third-party pricing vendors. Under the new fair valuation policies, WTAM is responsible for regular quarterly reporting of any material fair valuation matter, annual reporting on the adequacy of the Valuation Designee’s processes, and the prompt notification to the board of any material impact of the fair value process on portfolio investments.

8. RECENT ACCOUNTING PRONOUNCEMENT

In June 2022, the FASB issued Accounting Standards Update No. 2022-03 (“ASU 2022-03”), Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sales Restrictions. The amendments in ASU 2022-03 clarify that a contractual restriction on a sale of an equity security is not considered a part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. The amendments in ASU 2022-03 also require the following disclosures for equity securities subject to contractual sale restrictions: (i) the fair value of equity securities subject to contractual sale restrictions reflected in the balance sheet, (ii) the nature and remaining duration of the restriction(s), and (iii) the circumstances that could cause a lapse in the restriction (s). The amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years for public business entities (early adoption is also permitted). WTAM is currently evaluating the impact that the adoption of ASU 2202-03 will have on the Trust’s financial statements and related disclosures.

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Notes to Financial Statements (unaudited) (continued)

9. SUBSEQUENT EVENT

Effective November 7, 2022, WisdomTree Investments, Inc. (NASDAQ: WETF), an exchange-traded fund and exchange-traded product sponsor and asset manager, transferred the listing of its common stock to the New York Stock Exchange (“NYSE”) from The Nasdaq Global Select Market (“Nasdaq”). WisdomTree began trading on the NYSE under the new ticker symbol “WT” along with its new company name, WisdomTree, Inc.

10. ADDITIONAL INFORMATION

The respiratory disease caused by a novel coronavirus (“COVID-19”) has spread globally since 2019, resulting in a global pandemic and major disruption to global markets and economies. In an organized attempt to contain and mitigate the effects of COVID-19, governments and businesses world-wide took aggressive measures, including businesses canceling dividends to preserve cash, governments closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. In recent months, however, the rapid COVID-19 vaccination rollout in the United States and certain other developed countries, coupled with the passage of stimulus programs in the U.S. and abroad, have resulted in a reversal of many of these trends including the re-opening of businesses, a reduction in quarantine requirements, increased consumer demand, and the resumption of certain in-person schooling, travel and events. Despite these positive trends, the prevalence of new COVID-19 variants, a failure to achieve herd immunity, or other unforeseen circumstances may result in the continued spread of the virus throughout unvaccinated populations or a resurgence in infections among vaccinated populations. As a result, it remains unclear if recent positive trends will continue in developed markets and whether such trends will spread world-wide to countries with limited access to vaccines that are still experiencing rising COVID-19 cases, hospitalizations and deaths.

The effects of COVID-19 have affected and are likely to continue to affect certain sectors and industries more dramatically than others, and the effects borne by some will negatively affect the value of the issuers in those sectors and industries, which may adversely affect the value of a Fund’s investments in those sectors or industries. It is also true that the speed at which global economies recover, or fail to recover, from the COVID-19 pandemic will affect certain sectors, industries, and issuers more dramatically than others, which in turn may adversely affect certain Fund investments.

COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources, including access to COVID-19 vaccinations and treatments. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined fully at this time, but the effects could be present for an extended period of time. It is impossible to predict the effects on the Funds of these or similar events and market conditions in the future. However, it is possible that these or similar events and market conditions could have a significant and adverse effect on the NAV and/or risk profile of a Fund.

* * * * *

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, and the United Kingdom made a commitment to phase out oil import from Russia by the end of 2022.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion or otherwise adversely affected by the sanctions. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or

104	WisdomTree Trust

Notes to Financial Statements (unaudited) (concluded)

other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

WisdomTree Trust	105

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 19-20, 2022 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the Investment Advisory Agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), (ii) the Sub-Advisory Agreement (the “Mellon Sub-Advisory Agreement”), pursuant to which Mellon Investments Corporation (“Mellon”) coordinates the investment and reinvestment of the assets of the applicable Funds, and (iii) the Sub-Advisory Agreement (together with the Mellon Sub-Advisory Agreement, the “Sub-Advisory Agreements,” and, collectively with the Advisory Agreements and the Mellon Sub-Advisory Agreement, the “Agreements”), pursuant to which Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”) coordinates the investment and reinvestment of the assets of the applicable Funds.

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 11, 2022, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree Investments, Inc. (“WTI”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WTI indexes are unique, based on WTI’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WTI’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WTI indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of Sub-Adviser performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2022, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The

106	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes for the actively-managed Funds included only actively-managed ETFs as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured. In response to questions from the Independent Trustees, WTAM representatives discussed the relative performance of the Funds and the factors affecting such performance. On that basis, the Board determined to continue to monitor carefully disparities in performance—both positive and negative—but did not believe that the disparities in the past reflected any characteristics requiring immediate action by WTAM or a Sub-Adviser.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the

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Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

108	WisdomTree Trust

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent

12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com.

WisdomTree Trust	109

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Dividends are not guaranteed, and a company currently paying dividends may cease paying dividends at any time. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

smartphone camera to

learn more at

WisdomTree.com

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WTGM-6985

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: December 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: December 8, 2022

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: December 8, 2022